UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8894


                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Rhee
                     Jackson National Asset Management,LLC
                                1 Corporate Way
                            Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: December 31

Date of Reporting period: December 31, 2004



Item 1. Report to Shareholders

JNL/AIM LARGE CAP GROWTH FUND

[INSERT LOGO]   A I M CAPITAL MANAGEMENT
                TEAM MANAGEMENT

OBJECTIVE:

JNL/AIM Large Cap Growth Fund seeks as its investment objective long-term capital growth by investing primarily in securities of large companies with market capitalizations in the top 50% of the Russell 1000 Index at the time of purchase.

MONEY MANAGER COMMENTARY:
ECONOMIC OVERVIEW & OUTLOOK: In 2004, as the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior. For the year, the Dow Jones Industrial Average was up 5.31%, the NASDAQ was up 8.59%, and the S&P 500 Index was up 10.88%. GDP growth for the third quarter was revised to 4.0%, which was slightly ahead of expectations. Estimates for fourth quarter GDP growth have ranged between 3-4%.

Manufacturing activity was robust as the widely recognized Institute for Supply Management (ISM) Index remained above 60 in the first half of the year, and after declining slightly, it stayed well above the expansion level of 50 in the second half. Within these reports, the employment component of the index showed signs of consistent improvement. In fact, the overall employment picture improved throughout the year as the unemployment rate fell to 5.4% by the end of December. Job creation improved in 2004, although the payroll figures were volatile, ranging dramatically from month to month.

Consumer confidence got a boost from the improving employment situation, hitting its highest level since 2002. The Conference Board's Index of Consumer Confidence finished the year at 102.3, off its July peak, but still quite strong due to a positive consumer outlook. Consumer spending also remained healthy, despite rising energy costs and creeping inflation as indicated by higher prices for staples such as milk and butter. Home sales remained healthy throughout the year even as a series of interest rate increases began in June.
An economic expansion appears to be underway as corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of the consumer and another spike in oil prices, many indicators point to economic health. In response to these factors, the FOMC raised interest rates by a total 125 basis points in 2004, bringing the Federal Funds rate to 2.25% by the end of the year. The Committee indicated that more measured rate increases are expected in 2005, as they see evidence of continued economic growth.

PERFORMANCE ANALYSIS: For 2004, the Fund's Class A shares posted a return of 9.99%, underperforming its benchmark, the Russell 1000 Growth Index, which returned 11.40%. Portfolio managers concentrated positions in the consumer discretionary, health care, industrials and information technology sectors.

The Fund's performance relative to the Russell 1000 Growth Index was largely due to stock selection in the health care sector, as companies in the health care providers and services industry performed particularly well on an absolute basis in 2004. Stock selection and a relative overweight in the consumer discretionary sector also benefited the Fund's performance. Within the sector, the household durables industry provided the largest contribution to performance, as these stocks posted double digit returns. Stock selection in the telecommunications sector detracted from the Fund's performance.

During the year, portfolio managers increased the number of holdings in the fund, bringing the total to 75 by then end of the year. In addition, managers decreased exposure to the health care and information technology sectors and increased positions in the consumer discretionary, consumer staples, and industrials sectors.

We are optimistic that 2005 should be a good year for the Fund. They are becoming increasingly more positive about the large cap space. Managers believe that large caps may be poised to come back into favor due to the unpopularity of large caps in the past several year, and valuations, which are increasingly more compelling. They have begun to feel that after this long, tough period, the outlook for large caps is decidedly more upbeat.

AVERAGE ANNUAL TOTAL RETURN

1 year          9.99%
Since inception 5.04%
(Inception date October 29, 2001).

date            JNL/AIM Large Cap Growth Fund (Class A)     Russell 1000 Index
10/29/2001                            10,000.00                10,000.00
10/31/2001                            10,080.00                 9,832.00
11/30/2001                            10,870.00                10,589.00
12/31/2001                            10,970.00                10,701.00
01/31/2002                            10,850.00                10,566.29
02/28/2002                            10,240.00                10,355.67
03/31/2002                            10,790.00                10,781.42
04/30/2002                            10,060.00                10,163.63
05/31/2002                             9,840.00                10,075.00
06/30/2002                             9,230.00                 9,331.93
07/31/2002                             8,610.00                 8,641.43
08/31/2002                             8,620.00                 8,686.13
09/30/2002                             8,040.00                 7,753.28
10/31/2002                             8,480.00                 8,397.43
11/30/2002                             8,540.00                 8,887.46
12/31/2002                             8,176.13                 8,384.37
01/31/2003                             8,015.82                 8,181.24
02/28/2003                             8,075.93                 8,054.64
03/31/2003                             8,246.27                 8,137.66
04/30/2003                             8,707.18                 8,794.68
05/31/2003                             9,198.15                 9,296.24
06/30/2003                             9,268.29                 9,418.61
07/31/2003                             9,468.68                 9,606.25
08/31/2003                             9,779.30                 9,801.15
09/30/2003                             9,588.92                 9,700.81
10/31/2003                            10,330.38                10,269.95
11/30/2003                            10,540.80                10,392.98
12/31/2003                            10,630.98                10,890.64
01/31/2004                            10,811.33                11,097.66
02/29/2004                            10,821.35                11,251.42
03/31/2004                            10,971.65                11,097.79
04/30/2004                            10,711.13                10,897.40
05/31/2004                            11,041.79                11,054.66
06/30/2004                            11,242.18                11,253.92
07/31/2004                            10,580.88                10,858.76
08/31/2004                            10,480.68                10,912.40
09/30/2004                            10,791.29                11,050.27
10/31/2004                            10,771.25                11,228.51
11/30/2004                            11,362.42                11,708.79
12/31/2004                            11,693.07                12,132.53



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/AIM SMALL CAP GROWTH FUND

[INSERT LOGO]   A I M CAPITAL MANAGEMENT
                TEAM MANAGEMENT

OBJECTIVE:

JNL/AIM Small Cap Growth Fund seeks as its investment objective long-term capital growth by investing in U.S. small-cap companies.

MONEY MANAGER COMMENTARY:
ECONOMIC OVERVIEW & OUTLOOK: In 2004, as the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior. For the year, the Dow Jones Industrial Average was up 5.31%, the NASDAQ was up 8.59%, and the S&P 500 Index was up 10.88%. GDP growth for the third quarter was revised to 4.0%, which was slightly ahead of expectations. Estimates for fourth quarter GDP growth have ranged between 3-4%.

Manufacturing activity was robust as the widely recognized Institute for Supply Management (ISM) Index remained above 60 in the first half of the year, and after declining slightly, it stayed well above the expansion level of 50 in the second half. Within these reports, the employment component of the index showed signs of consistent improvement. In fact, the overall employment picture improved throughout the year as the unemployment rate fell to 5.4% by the end of December. Job creation improved in 2004, although the payroll figures were volatile, ranging dramatically from month to month.

Consumer confidence got a boost from the improving employment situation, hitting its highest level since 2002. The Conference Board's Index of Consumer Confidence finished the year at 102.3, off its July peak, but still quite strong due to a positive consumer outlook.

Consumer spending also remained healthy, despite rising energy costs and creeping inflation as indicated by higher prices for staples such as milk and butter. Home sales remained healthy throughout the year even as a series of interest rate increases began in June.

An economic expansion appears to be underway as corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of the consumer and another spike in oil prices, many indicators point to economic health. In response to these factors, the FOMC raised interest rates by a total 125 basis points in 2004, bringing the Federal Funds rate to 2.25% by the end of the year. The Committee indicated that more measured rate increases are expected in 2005, as they see evidence of continued economic growth.

PERFORMANCE ANALYSIS: For the period ending December 31, 2004, the Fund's Class A shares posted a return of 6.86%, under performing its benchmark, the Russell 2000 Index, which posted a return of 18.44%. Portfolio managers concentrated the Fund in the consumer discretionary, health care, and information technology sectors.

The Fund's underperformance relative to the Russell 2000 Index in 2004 was largely due to performance issues in the first and third quarters of 2004. Stronger relative performance in the second quarter did not compensate for the under performance in the previous time periods.

Stock selection in the health care sector was largely responsible for the portfolio's relative underperformance. The Fund was hurt by weak performance from select pharmaceutical and biotechnology holdings. Stock selection in the financials and industrials sector also detracted from the Fund's relative performance. Holdings in the consumer discretionary sector positively contributed to relative performance as leisure stocks and specialty retailers performed well.

On September 8, 2004, Juliet S. Ellis and Juan R. Hartsfield replaced Ryan Crane, and assumed the management duties for this Fund. Since taking over the portfolio, the management team has taken steps to reduce the total number of holdings within the Fund, and to increase average position weights in individual holdings. In addition, managers are taking steps to become somewhat more diversified across sectors in order to mitigate large sector bets. As a result of these changes, we believe that volatility may be reduced somewhat, and we are comfortable with the way the Fund is positioned going into 2005.

AVERAGE ANNUAL TOTAL RETURN

1 year          6.86%
Since inception 7.20%
(Inception date October 29, 2001).

date             JNL/AIM Small Cap Growth Fund (Class A)     Russell 2000 Index
10/29/2001                            10,000.00             10,000.00
10/31/2001                            10,100.00              9,972.64
11/30/2001                            10,810.00             10,745.17
12/31/2001                            11,600.00             11,409.17
01/31/2002                            11,270.00             11,291.21
02/28/2002                            10,490.00             10,982.24
03/31/2002                            11,290.00             11,865.66
04/30/2002                            11,050.00             11,973.58
05/31/2002                            10,530.00             11,442.30
06/30/2002                             9,720.00             10,873.60
07/31/2002                             8,410.00              9,231.18
08/31/2002                             8,420.00              9,207.56
09/30/2002                             7,960.00              8,546.15
10/31/2002                             8,330.00              8,819.99
11/30/2002                             9,010.00              9,606.92
12/31/2002                             8,430.78              9,072.90
01/31/2003                             8,190.75              8,822.85
02/28/2003                             7,970.73              8,556.35
03/31/2003                             8,090.74              8,666.48
04/30/2003                             8,680.80              9,487.81
05/31/2003                             9,510.87             10,505.87
06/30/2003                             9,790.90             10,696.86
07/31/2003                            10,240.94             11,365.69
08/31/2003                            10,871.00             11,887.12
09/30/2003                            10,520.97             11,668.04
10/31/2003                            11,351.04             12,647.58
11/30/2003                            11,671.07             13,096.36
12/31/2003                            11,671.07             13,363.65
01/31/2004                            12,051.11             13,945.12
02/29/2004                            11,991.10             14,070.14
03/31/2004                            11,941.10             14,201.25
04/30/2004                            11,431.05             13,477.06
05/31/2004                            11,711.08             13,694.04
06/30/2004                            12,071.11             14,271.79
07/31/2004                            10,991.01             13,311.17
08/31/2004                            10,620.98             13,242.62
09/30/2004                            11,011.01             13,864.20
10/31/2004                            11,331.04             14,140.26
11/30/2004                            12,101.11             15,370.53
12/31/2004                            12,471.15             15,827.38


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/ALGER GROWTH FUND

[INSERT LOGO]   FRED ALGER MANAGEMENT, INC.
                FRED M. ALGER III AND DAN C. CHUNG

OBJECTIVE:

JNL/Alger Growth Fund seeks as its investment objective long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

MONEY MANAGER COMMENTARY:
The year ending December 31st, 2004 was a solid period for most equity indices. While the robust momentum of 2003 seemed to wane a bit during the first three months of the year, markets still managed to post positive returns in the first quarter. Notwithstanding continued global tensions, investors were heartened by rising consumer sentiment and stellar corporate earnings growth. While the indices inched higher during the second quarter, sentiment began to shift on concerns over inflation, rising interest rates, and a deteriorating situation in Iraq. That trend continued during the third quarter, with the added factor of the presidential campaign. The result: fear and uncertainty seemed to trump solid fundamentals in the late spring and summer months. The sell-off during the summer was not extreme by historical standards, but it was unusual given the continued strength of the economy and of earnings growth. Only after the presidential election did the markets head decisively upward, and in the closing weeks of the year, the indices made up considerable ground. Despite rising oil prices, a ballooning budget deficit and the dollar's continual decline, stocks moved higher during the fourth quarter because the economy continued to expand, productivity remained high, earnings for the S&P 500 Index continued to register growth near 20%, and all of this took place in a climate of very low inflation. In a year when most indices registered high single-digit to low-double digit gains, small and mid-cap value stocks led the pack, followed closely by small and mid-cap growth stocks.

For the year ended December 31, 2004, Fund's Class A shares returned 5.02%, missing the S&P 500 Index return of 10.88%. Over the same time period, the Russell 1000 Growth Index and the Lipper Large-Cap Growth Fund Index returned 5.23% and 7.45%, respectively. Throughout the period, the Fund benefited from solid security selection in the Consumer Discretionary and Industrials sectors, but was ultimately hurt by an overweighting in the weak Technology sector. At the stock level, positions in eBay Inc., Yahoo Inc. and Google Inc. contributed most positively to Fund performance during the twelve-month period. Conversely, positions in Netflix Inc., Teradyne Inc. and Applied Materials Inc. detracted most from Fund value. As of December 31, 2004, the Fund remained well diversified, with Information Technology, Consumer Discretionary and Health Care representing the top three sectors. The Fund held 77 stocks representing 97.5% of the $292.6 million in total net assets.

As for 2005, recently, a clear consensus has emerged, at least about the broad outlines. Most strategists believe that the markets will be up; that the economy will expand 3% to 4%; and that corporate earnings growth will slow from the torrid pace of 2004. In other areas, there is less agreement: strategists are divided about how much more the Fed will raise interest rates; where energy prices and the dollar will go; and how much consumer spending will increase. Alger's view on these big-picture themes will come as no surprise. Yes, we too think the economy will grow 3% to 4%; that the equity markets will end 2005 higher; and that corporate earnings growth will slow. But unlike many, we also believe that job growth will disappoint those who look to past patterns of job creation, and that productivity will continue to surprise on the upside. We think the Fed will stop tightening sooner than most expect and that short-term rates will be no more than 3% a year from now. Finally, we believe that the consumer will bend but not break, and increase spending at least 3%. These year-ahead predictions, however, are often more fun than meaningful. As bottom-up stock pickers, we know that you can find good companies in mediocre sectors, and mediocre investments in great sectors, and that factors like interest rates, the dollar, and rising energy prices don't point in one direction or another for long-term investment decisions. In 2005, regardless of the daily whims of the market, we will continue to seek out and invest in companies that we believe will grow their earnings rapidly and consistently. And should market conditions remain favorable, we expect that the Fund should outperform most of its peers.

AVERAGE ANNUAL TOTAL RETURN

1 year          5.02%
5 year         -6.26%
Since inception 7.72%
(Inception date October 16,1995).

    date            JNL/Alger Growth Fund (Class A)       S&P 500 Index
  10/16/1995                     10,000.00                  10,000.00
  10/31/1995                     10,170.00                   9,979.00
  11/30/1995                     10,050.00                  10,417.00
  12/31/1995                      9,840.00                  10,617.00
   1/31/1996                     10,140.00                  10,978.00
   2/29/1996                     10,470.00                  11,080.00
   3/31/1996                     10,380.00                  11,187.00
   4/30/1996                     10,580.00                  11,352.00
   5/31/1996                     10,620.00                  11,643.00
   6/30/1996                     10,430.00                  11,687.00
   7/31/1996                      9,660.00                  11,171.00
   8/31/1996                     10,070.00                  11,407.00
   9/30/1996                     10,760.00                  12,048.00
  10/31/1996                     10,830.00                  12,380.00
  11/30/1996                     11,490.00                  13,315.00
  12/31/1996                     11,160.00                  13,051.00
   1/31/1997                     11,980.00                  13,865.38
   2/28/1997                     11,560.00                  13,973.53
   3/31/1997                     11,140.00                  13,400.62
   4/30/1997                     11,600.00                  14,199.29
   5/31/1997                     12,330.00                  15,062.61
   6/30/1997                     13,030.00                  15,737.42
   7/31/1997                     14,350.00                  16,988.54
   8/31/1997                     13,840.00                  16,037.18
   9/30/1997                     14,560.00                  16,916.02
  10/31/1997                     13,860.00                  16,351.03
  11/30/1997                     14,060.00                  17,108.08
  12/31/1997                     14,083.59                  17,401.72
   1/31/1998                     14,270.54                  17,594.17
   2/28/1998                     15,319.54                  18,863.16
   3/31/1998                     16,160.82                  19,902.23
   4/30/1998                     16,347.77                  20,083.34
   5/31/1998                     16,160.82                  19,705.77
   6/30/1998                     17,625.26                  20,482.18
   7/31/1998                     18,082.25                  20,264.64
   8/31/1998                     15,007.96                  17,337.55
   9/30/1998                     16,327.00                  18,448.26
  10/31/1998                     17,064.41                  19,947.54
  11/30/1998                     18,341.91                  21,156.02
  12/31/1998                     20,514.70                  22,374.35
   1/31/1999                     22,084.43                  23,309.98
   2/28/1999                     21,402.41                  22,585.78
   3/31/1999                     22,853.05                  23,489.42
   4/30/1999                     22,831.40                  24,399.07
   5/31/1999                     21,813.79                  23,822.91
   6/30/1999                     23,870.67                  25,145.03
   7/31/1999                     23,047.92                  24,359.88
   8/31/1999                     22,788.10                  24,239.42
   9/30/1999                     22,636.54                  23,574.87
  10/31/1999                     23,968.10                  25,066.74
  11/30/1999                     25,353.79                  25,576.32
  12/31/1999                     27,447.85                  27,082.64
   1/31/2000                     26,633.16                  25,721.95
   2/29/2000                     27,975.00                  25,235.01
   3/31/2000                     30,431.05                  27,703.77
   4/30/2000                     28,837.62                  26,870.31
   5/31/2000                     27,088.43                  26,318.98
   6/30/2000                     28,693.85                  26,967.80
   7/31/2000                     27,843.22                  26,546.15
   8/31/2000                     30,167.48                  28,195.04
   9/30/2000                     27,663.51                  26,706.49
  10/31/2000                     26,273.74                  26,593.60
  11/30/2000                     23,602.04                  24,496.98
  12/31/2000                     23,758.13                  24,616.85
   1/31/2001                     24,972.89                  25,490.23
   2/28/2001                     22,914.20                  23,165.95
   3/31/2001                     21,008.94                  21,698.37
   4/30/2001                     23,348.95                  23,384.55
   5/31/2001                     23,770.92                  23,541.25
   6/30/2001                     22,607.31                  22,968.28
   7/31/2001                     21,980.75                  22,742.13
   8/31/2001                     20,113.86                  21,318.47
   9/30/2001                     18,413.19                  19,596.96
  10/31/2001                     19,103.69                  19,970.64
  11/30/2001                     20,829.93                  21,502.55
  12/31/2001                     20,915.30                  21,691.25
   1/31/2002                     20,121.21                  21,387.58
   2/28/2002                     19,173.43                  20,975.14
   3/31/2002                     20,172.44                  21,763.99
   4/30/2002                     18,891.65                  20,444.48
   5/31/2002                     18,315.30                  20,293.87
   6/30/2002                     17,021.70                  18,848.38
   7/31/2002                     15,023.67                  17,378.98
   8/31/2002                     14,946.82                  17,493.00
   9/30/2002                     13,601.99                  15,591.84
  10/31/2002                     14,434.50                  16,964.22
  11/30/2002                     15,010.86                  17,962.70
  12/31/2002                     13,973.42                  16,897.82
1/31/2003                        13,691.65                  16,455.15
2/28/2003                        13,653.22                  16,208.25
3/31/2003                        13,922.19                  16,365.64
4/30/2003                        15,100.51                  17,713.74
5/31/2003                        16,061.11                  18,647.02
6/30/2003                        16,342.88                  18,884.81
7/31/2003                        16,688.69                  19,217.83
8/31/2003                        17,136.97                  19,592.55
9/30/2003                        16,868.00                  19,384.62
10/31/2003                       17,969.48                  20,481.03
11/30/2003                       18,289.68                  20,661.22
12/31/2003                       18,904.46                  21,744.97
1/31/2004                        19,455.20                  22,144.07
2/29/2004                        19,391.16                  22,451.77
3/31/2004                        19,275.89                  22,113.06
4/30/2004                        18,392.14                  21,765.86
5/31/2004                        19,096.58                  22,064.58
6/30/2004                        19,468.01                  22,493.78
7/31/2004                        17,867.02                  21,748.20
8/31/2004                        17,380.32                  21,836.23
9/30/2004                        18,007.91                  22,072.61
10/31/2004                       18,289.68                  22,409.88
11/30/2004                       19,070.96                  23,316.52
12/31/2004                       19,854.14                  24,110.12

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/ALLIANCE CAPITAL GROWTH FUND

[INSERT LOGO]   ALLIANCE CAPITAL MANAGEMENT L.P.
                SYED HASNAIN, JIM REILLY

OBJECTIVE:

JNL/Alliance Capital Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

MONEY MANAGER COMMENTARY:
The U.S. equity markets reacted positively to the election results and falling oil prices to post strong returns in the fourth quarter of 2004. The S&P 500 Index returned 10.88%, the Russell 1000 Growth Index returned 5.23%, 13.70% for the Russell 1000 Value Index and 18.44% for the Russell 2000 Index.

For the full year, smaller capitalization stocks outperformed larger capitalization stocks for the fifth consecutive year with the Russell 2000 Index up 18.44% while the S&P 500 Index posted a return of 10.88%. Over the past five years the Russell 2000 Index has posted a cumulative return of 37.7% far outpacing the -11% cumulative return posted by the S&P 500 Index. This is the largest and longest sustained capitalization bias in the 25-year history of the Russell Indices. The market continued its value bias with the Russell 1000 Value Index posting a 13.70% return for the year while the Russell 1000 Growth Index returned 5.23%. Over the past five years the Russell 1000 Value Index has posted a cumulative return of 29.3% while the Russell 1000 Growth Index has lost 38.6%. This is the largest and longest sustained style bias in the 25-year history of the Russell Indices.

The combination of the unprecedented value bias and smaller capitalization bias has made the past five years the most difficult period ever for the large capitalization growth investment style. The premium for growth stocks relative to the broad market is as low as it has been in the past 25 years. We believe that large capitalization growth stocks are poised to outperform the overall market against a backdrop of strong economic growth which we expect to exceed consensus estimates.

For 2004, the Fund's Class A shares returned 6.31% exceeding the 5.23% return for the Russell 1000 Growth Index, but lagging the 10.88% return posted by the S&P 500 Index. The Fund lost the most ground relative to the S&P 500 Index in the healthcare sector due to both subpar stock selection (-3.2% versus +1.7% for the Index) and overweighting (about 18% versus about 13% in the Index) this underperforming sector. A small position in Forest Laboratories (-27.4%) detracted the most from the Fund's return in the healthcare sector.

The Fund lost some ground relative to the Index in the consumer discretionary sector due to relatively weak stock selection (+10.5% versus +13.3% for the Index). A small position in Amazon (-18.2%) most negatively impacted the Fund's return in the consumer discretionary sector.

The Fund slightly trailed the Index return in the financials sector due to subpar stock selection (+8.9% versus +10.9% for the Index). A large position in American International Group (-0.5%) detracted the most from the Fund's return in the financials sector. The Fund outpaced the Index in the information technology sector due to strong stock selection (+7.1% versus +2.8% for the Index). A large position in Yahoo (+67.4%) made a large contribution to the Fund's overall return.

In our view, investors are underestimating the outlook for the U.S. economy and corporate profitability, providing us with an unusual opportunity to buy superior growth companies at little valuation premium. On a macro-economic level, fears that the recovery has peaked are belied by significant improvements in most key sentiment indicators-both those that track attitudes among business leaders, and those that measure confidence at the grass-roots level.

Despite a seemingly brightened outlook, signs of investor pessimism remain evident in equity valuations. It's no secret that valuations at the broad market level have compressed markedly over the past several years. Perhaps less obvious, given an environment that once again seems conducive to further economic and earnings expansion, the premium for growth stocks relative to the broad market is as low as it has been in the past 25 years. In our view, this degree of the wariness for prospects for growth stocks going forward seems unwarranted.

Even within growth, the fastest growing companies are selling at valuations not very different from their less enticing counterparts. This becomes evident in the metrics for our portfolios. A representative account offers consensus growth expectations more than 50% higher than the Russell 1000 Growth Index for 2004 and 40% higher for 2005. Yet this portfolio sells for only 10% more than the Index on a price-to-2005 estimated earnings basis-and nearly on a par with the Index on price-to-book.

For the last several quarters, this anomalous situation has afforded us the opportunity, at little or no premium, to trade up to companies that our research indicates are poised to become tomorrow's growth leaders. Technology and related segments remain a key focus, given pent-up demand on the business side and the consumer's continuing fascination with the latest technological advances. Some of the leading-edge tech names we've been buying include trendsetter Apple and the dominant company in gaming software, Electronic Arts. We also see opportunities in the ongoing need for energy, but expect less price sensitivity on the service side than on the supply side. As a result, we've focused additions to our energy holdings in drillers and oil-field service providers such as Nabors Industries and Baker Hughes.

The kinds of investments we have been emphasizing of late may seem more "risky" than those of the past several years, since-to some extent-they're predicated on market expansion at a time when some investors remain skeptical. And certain measures bear out this notion of increased risk. For example, our portfolio predicted beta-a gauge of its volatility relative to that of the market-is the highest that it has been in recent years. But while our stocks do have tremendous opportunity to benefit from rapidly growing markets, they also have fundamental strengths that should enable them to outperform their peers even if market growth falls short of our expectations. When you put it all together, given today's attractive combination of growth potential and valuation for growth stocks, this seems like a risk worth taking.

AVERAGE ANNUAL TOTAL RETURN

1 year          6.31%
5 year         -8.48%
Since inception 1.30%
(Inception date March 2, 1998).

date           JNL/Alliance Capital Growth Fund (Class A)   S&P 500 Index
     3/2/1998                         10,000.00            10,000.00
    3/31/1998                         10,410.00            10,550.84
    4/30/1998                         10,680.00            10,646.86
    5/31/1998                         10,540.00            10,446.70
    6/30/1998                         11,280.00            10,858.30
    7/31/1998                         11,530.00            10,742.97
    8/31/1998                          9,360.00             9,191.22
    9/30/1998                         10,060.00             9,780.05
   10/31/1998                         11,050.00            10,574.83
   11/30/1998                         11,770.00            11,215.52
   12/31/1998                         13,280.00            11,861.40
    1/31/1999                         14,670.00            12,357.41
    2/28/1999                         13,930.00            11,973.49
    3/31/1999                         14,650.00            12,452.54
    4/30/1999                         14,480.00            12,934.77
    5/31/1999                         14,030.00            12,629.33
    6/30/1999                         15,280.00            13,330.23
    7/31/1999                         14,880.00            12,914.00
    8/31/1999                         14,690.00            12,850.14
    9/30/1999                         14,470.00            12,497.84
   10/31/1999                         15,600.00            13,288.73
   11/30/1999                         15,900.00            13,558.87
   12/31/1999                         17,029.43            14,357.42
    1/31/2000                         16,169.77            13,636.08
    2/29/2000                         16,046.96            13,377.93
    3/31/2000                         17,919.79            14,686.71
    4/30/2000                         17,285.28            14,244.86
    5/31/2000                         16,875.92            13,952.58
    6/30/2000                         17,387.62            14,296.54
    7/31/2000                         17,254.57            14,073.02
    8/31/2000                         18,165.40            14,947.15
    9/30/2000                         16,353.98            14,158.01
   10/31/2000                         15,924.15            14,098.17
   11/30/2000                         14,194.60            12,986.68
   12/31/2000                         14,033.34            13,050.22
    1/31/2001                         15,193.29            13,513.23
    2/28/2001                         12,894.10            12,281.06
    3/31/2001                         11,889.50            11,503.04
    4/30/2001                         13,298.02            12,396.94
    5/31/2001                         13,235.88            12,480.01
    6/30/2001                         12,583.40            12,176.26
    7/31/2001                         12,293.41            12,056.37
    8/31/2001                         11,257.74            11,301.64
    9/30/2001                         10,325.64            10,389.01
   10/31/2001                         10,781.34            10,587.11
   11/30/2001                         11,858.43            11,399.23
   12/31/2001                         11,988.76            11,499.27
    1/31/2002                         11,367.05            11,338.28
    2/28/2002                         10,838.59            11,119.63
    3/31/2002                         11,304.88            11,537.83
    4/30/2002                         10,393.03            10,838.31
    5/31/2002                         10,185.79            10,758.47
    6/30/2002                          9,460.45             9,992.16
    7/31/2002                          8,755.84             9,213.18
    8/31/2002                          8,931.99             9,273.63
    9/30/2002                          8,061.59             8,265.76
   10/31/2002                          8,745.48             8,993.31
   11/30/2002                          8,963.08             9,522.64
   12/31/2002                          8,268.83             8,958.11
  1/31/2003                            7,999.42             8,723.43
  2/28/2003                            7,875.07             8,592.54
  3/31/2003                            8,144.48             8,675.98
  4/30/2003                            8,890.54             9,390.65
  5/31/2003                            9,170.32             9,885.42
  6/30/2003                            9,139.23            10,011.48
  7/31/2003                            9,481.18            10,188.02
  8/31/2003                            9,636.60            10,386.68
  9/30/2003                            9,450.09            10,276.44
 10/31/2003                            9,988.91            10,857.69
 11/30/2003                            9,957.82            10,953.21
 12/31/2003                           10,279.04            11,527.74
  1/31/2004                           10,455.20            11,739.32
  2/29/2004                           10,444.84            11,902.44
  3/31/2004                           10,465.56            11,722.88
  4/30/2004                           10,102.89            11,538.82
  5/31/2004                           10,413.75            11,697.18
  6/30/2004                           10,610.63            11,924.71
  7/31/2004                            9,885.29            11,529.46
  8/31/2004                            9,740.22            11,576.13
  9/30/2004                           10,030.36            11,701.44
 10/31/2004                           10,123.62            11,880.24
 11/30/2004                           10,610.63            12,360.88
 12/31/2004                           10,927.50            12,781.59


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/EAGLE CORE EQUITY FUND

[INSERT LOGO]   EAGLE ASSET MANAGEMENT, INC.
                TEAM MANAGEMENT

OBJECTIVE:

The Eagle/JNL Core Equity Fund is invested in a diversified portfolio of common stocks and its primary objective is long-term capital appreciation with current income being a secondary objective.

The Fund consists of three separately managed constituent portfolios (all managed by different investment teams at Eagle Asset Management, Inc.): (i) the Growth Equity portfolio (40% of Funds' assets); (ii) the Value Equity portfolio (40% of Funds' assets); and (iii) Equity Income portfolio (20% of Funds' assets).

The Fund is designed to be a core large cap equity holding around which investors can build a diversified equity portfolio.

MONEY MANAGER COMMENTARY:
After marking time for about 10 months, stock prices came to life at the end of October through December. The S&P 500 Index reached a three-year high, closing out 2004 with gains for the second consecutive year: the first time that has occurred since 1999.

Finally, during the last week of October, a larger-than-expected petroleum inventory report sparked a stock rally as crude prices finally reversed course. Stocks continued to move higher, propelled by election results that were not only free of terrorist incidents and litigation delays, but also raised hopes for further tax relief and steps toward privatizing Social Security. In raising its target federal funds rate (for the fifth time) by a quarter-point to 2.25% in December, the Federal Reserve said its accommodation can be removed at a "measured pace," the economy is growing at a "moderate pace" despite high energy prices and inflation remains "well-contained." Other encouraging news during December included a 0.2% increase in November leading indicators, the first increase in six months; an upward revision in third-quarter real GDP growth to 4.0% (compared to 3.3% in the second quarter and 4.5% in the first); the Conference Board's consumer-confidence index jumped to 102 in December from 92.6 in November, its highest level since July; and four-week average jobless claims declined by 6,000 to a five-week low.

The Fund's Class A shares was up 6.32% for 2004 while the benchmark S&P 500 Index was up 10.88%. Top contributors for the Fund for the year included consumer staples and healthcare, while technology, consumer cyclicals and basic materials hurt performance. Stock selection benefited consumer staples and healthcare, but hindered consumer cyclicals and technology. The Fund's underweighting in basic materials negatively impacted performance.

Below is a brief overview of the contributions made by each of the three constituent portfolios in 2004:

Most of the Fund's overall relative underperformance was attributable to the Growth Equity portfolio. Underperformance within the Growth Equity portfolio was attributable primarily to an overweighting in poor performing semiconductor and media stocks. Fairchild Semiconductor, Lam Research and Intel were particular poor performing semiconductor holdings, as the semiconductor industry saw strong year-over-year revenue growth but lagging stock prices. Any evidence of an inventory reduction or improving demand would likely be a positive catalyst for the industry. In other areas of technology, Dell and Microsoft were positive contributors to relative performance. In the consumer discretionary sector, positive contributions from eBay and Harrah's Entertainment did not overcome losses in media companies such as Viacom and Clear Channel Communications. During the year advertising dollars continued to migrate from traditional media companies (i.e. cable, newspapers, radio and television) to non-traditional media companies which were better leveraging the Internet, so we strategically shifted assets out of traditional into non-traditional media names. On the positive side, strength in Caremark Rx and Genzyme aided the solid performance of our healthcare holdings as both companies have improved growth prospects due to a strong base business bolstered by what we view as smart acquisitions.

The Value Equity portfolio's relative outperformance for the year provides tangible evidence of the benefits of a process that combines in-depth, fundamental research with a relative-valuation discipline that provides a working framework for identifying value disparities. For example, although Veritas Software was down 22.9% for the full year, it was the best Value Equity portfolio performer in the fourth quarter (up 60%) and for the period we owned it (up 68%) through December. Dell also contributed to the technology sector's outperformance. Other sector outperformers included industrials (Tyco and Emerson Electric), consumer discretionary (McDonalds and Newell Rubbermaid), healthcare (Wyeth and HCA) and consumer staples (Altria Group and CVS). On the other hand, our normal underweighting in utilities slightly penalized performance while underweight holdings in finance, energy and materials didn't hurt performance. We will reduce a somewhat-above-normal cash position as investment opportunities arise.

Top-performing sectors in the Equity Income portfolio included energy and financials. The strengthening global economy has increased demand for oil and natural gas, inflating prices for commodities. Exxon, BP and Halliburton benefited from these higher prices. Although energy commodity prices have moderated somewhat, we believe we are witnessing a new paradigm in energy demand, and prices will likely remain at higher levels. REITs had a particularly strong year, rebounding from their brief but violent second-quarter swoon. Our top performers in the group were Boston Properties, Health Care Property Investors and Vornado. In mid-September we trimmed our REIT exposure based on the concern that some of the stocks had moved a bit ahead of the companies' near-term earnings prospects.

Our most significant laggards were Pfizer and Marsh & McLennan. Pfizer shares traded down due to fears that the company's arthritis drugs, Celebrex, and its next generation formulation, Bextra, might face similar fates to that of Merck's Vioxx. We continue to hold Pfizer because of its strong pipeline of new products and its 3% dividend yield, but sold Marsh & McLennan after Eliot Spitzer, New York's attorney general, alleged fraud at the company.

At the start of 2005, the road ahead looks quite similar to where we were a year ago. We expect corporate profits to expand again this year, though at a slower pace than they did in 2004. Once again, year-to-year comparisons get tougher as time goes by. Interest rates are likely to trend higher in 2005; we said that last year, and we (along with most observers) were pleasantly surprised that long-term interest rates barely moved even though short-term rates almost doubled. On the political front, the election campaign was last year's business; this year's focus will be on the Bush administration's second-term policy initiatives. Rock-throwing over Social Security reform is already in progress. Rancorous debates over tax policy and other issues will follow.

There is a heightened sense of caution in corporate America, which we find encouraging. In the short term, restraint with regard to capital investment and staffing acts as a brake on economic growth. The positive side of this phenomenon, though, ought to be a prolonged expansion phase, perhaps with fewer recessionary bumps along the way. There are indications that managements in some sectors are shedding their defensive armor; we think this is responsible in part for the recent pickup in merger-and-acquisition activity, for example. As confidence spreads, we believe the pace of economic activity ought to pick up. And, in the meantime, companies in many sectors are accumulating surplus cash and/or paying off debt. That's a plus for the system as a whole; it also is providing the wherewithal for many companies to materially increase their dividend payouts.

AVERAGE ANNUAL TOTAL RETURN

1 year          6.32%
5 year         -0.99%
Since inception 8.25%
(Inception date September 16, 1996).


date            JNL/Eagle Core Equity Fund (Class A)    S&P 500 Index
9/16/1996                            10,000.00         10,000.00
9/30/1996                            10,060.00         10,054.00
10/31/1996                           10,250.00         10,332.00
11/30/1996                           10,810.00         11,112.00
12/31/1996                           10,647.07         10,892.00
1/31/1997                            11,158.37         11,571.66
2/28/1997                            11,288.70         11,661.92
3/31/1997                            10,807.48         11,183.78
4/30/1997                            11,328.80         11,850.33
5/31/1997                            12,040.61         12,570.83
6/30/1997                            12,642.14         13,134.01
7/31/1997                            13,634.67         14,178.16
8/31/1997                            13,083.26         13,384.18
9/30/1997                            13,694.82         14,117.64
10/31/1997                           13,424.13         13,646.11
11/30/1997                           13,795.07         14,277.92
12/31/1997                           14,091.34         14,522.99
1/31/1998                            14,122.09         14,683.47
2/28/1998                            15,064.93         15,741.94
3/31/1998                            15,628.58         16,609.84
4/30/1998                            15,536.35         16,760.99
5/31/1998                            15,259.64         16,445.88
6/30/1998                            15,577.34         17,093.85
7/31/1998                            15,290.39         16,912.30
8/31/1998                            13,158.75         14,469.43
9/30/1998                            13,865.88         15,396.40
10/31/1998                           14,839.47         16,647.65
11/30/1998                           15,495.35         17,656.21
12/31/1998                           16,421.70         18,673.00
1/31/1999                            16,659.09         19,453.85
2/28/1999                            16,246.23         18,849.46
3/31/1999                            17,020.35         19,603.61
4/30/1999                            17,773.83         20,362.77
5/31/1999                            17,402.25         19,881.93
6/30/1999                            18,393.13         20,985.34
7/31/1999                            17,949.30         20,330.07
8/31/1999                            17,908.01         20,229.54
9/30/1999                            17,226.78         19,674.92
10/31/1999                           18,331.20         20,919.99
11/30/1999                           19,187.89         21,345.27
12/31/1999                           20,288.39         22,602.40
1/31/2000                            19,673.26         21,466.81
2/29/2000                            19,695.23         21,060.43
3/31/2000                            21,518.66         23,120.79
4/30/2000                            20,804.66         22,425.20
5/31/2000                            20,354.30         21,965.08
6/30/2000                            21,024.35         22,506.56
7/31/2000                            21,035.34         22,154.67
8/31/2000                            22,683.01         23,530.79
9/30/2000                            21,738.35         22,288.48
10/31/2000                           21,364.87         22,194.27
11/30/2000                           19,596.37         20,444.49
12/31/2000                           20,344.67         20,544.53
1/31/2001                            21,085.16         21,273.43
2/28/2001                            19,453.57         19,333.65
3/31/2001                            18,211.05         18,108.85
4/30/2001                            19,754.79         19,516.08
5/31/2001                            19,880.29         19,646.86
6/30/2001                            19,403.37         19,168.68
7/31/2001                            19,240.21         18,979.94
8/31/2001                            18,035.34         17,791.80
9/30/2001                            16,290.80         16,355.07
10/31/2001                           16,893.23         16,666.93
11/30/2001                           18,098.09         17,945.42
12/31/2001                           18,345.35         18,102.91
1/31/2002                            18,130.71         17,849.47
2/28/2002                            18,004.45         17,505.26
3/31/2002                            18,787.25         18,163.61
4/30/2002                            17,764.56         17,062.39
5/31/2002                            17,562.54         16,936.69
6/30/2002                            16,451.47         15,730.33
7/31/2002                            15,113.13         14,504.00
8/31/2002                            15,340.40         14,599.17
9/30/2002                            13,711.66         13,012.51
10/31/2002                           14,620.72         14,157.86
11/30/2002                           15,491.91         14,991.17
12/31/2002                           14,578.72         14,102.44
1/31/2003                            14,260.41         13,733.00
2/28/2003                            14,018.49         13,526.95
3/31/2003                            14,094.89         13,658.30
4/30/2003                            15,202.62         14,783.39
5/31/2003                            15,890.17         15,562.28
6/30/2003                            16,081.16         15,760.73
7/31/2003                            16,323.08         16,038.66
8/31/2003                            16,577.73         16,351.39
9/30/2003                            16,323.08         16,177.86
10/31/2003                           17,099.76         17,092.89
11/30/2003                           17,328.95         17,243.27
12/31/2003                           18,156.21         18,147.74
1/31/2004                            18,399.65         18,480.82
2/29/2004                            18,553.41         18,737.61
3/31/2004                            18,361.22         18,454.94
4/30/2004                            17,784.62         18,165.17
5/31/2004                            17,938.38         18,414.47
6/30/2004                            18,156.21         18,772.67
7/31/2004                            17,259.29         18,150.43
8/31/2004                            17,182.41         18,223.91
9/30/2004                            17,323.35         18,421.18
10/31/2004                           17,823.06         18,702.65
11/30/2004                           18,553.41         19,459.31
12/31/2004                           19,304.47         20,121.63



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/EAGLE SMALLCAP EQUITY FUND

[INSERT LOGO]   EAGLE ASSET MANAGEMENT, INC.
                BERT L. BOKSEN

OBJECTIVE:

The JNL/Eagle SmallCap Equity Fund is designed to capture the significant long-term capital appreciation potential of dynamic small companies whose market capitalization at time of purchase is generally between $100 million and $1.25 billion. Using extensive fundamental research, Eagle attempts to locate those small, rapidly growing, under-researched growth companies that it believes will enable the Fund to outperform the Russell 2000 Index.

MONEY MANAGER COMMENTARY:
The Russell 2000 Growth Index finished 2004 up 13.82%, outperforming the S&P 500 Index which was up 10.88%, but trailing the Russell 2000 Value Index which was up 22.3%. 2004 marked the sixth straight year that small-cap stocks outperformed large caps. We believe valuations are now in-line between small cap and large cap stocks. Many experts are predicting that the small cap run is over and large caps will begin to outperform. However, we still think small caps have room to grow because they can demand premium multiples due to higher growth rates.

Small-cap value stocks have outperformed small-cap growth stocks four out of the last five years. Growth stocks appear cheap relative to value when you compare their historical price-to-earnings, price-to-book, price-to-sales and PE-to-growth metrics. Value stocks historically have been susceptible as interest rates increase because they are typically more interest-rate sensitive.

The Fund's Class A shares returned 18.80%, outperforming both the Russell 2000 Index which was up 18.44% and the Russell 2000 Growth Index which was up 13.82%.

Top-contributing Fund sectors for the year included consumer discretionary and healthcare. Top-performing stocks in the consumer sector were Genesco and Lions Gate Entertainment. Lions Gate maintains a unique position as the only truly independent content player within the entertainment space, and is strategically well positioned, especially given a widening array of video distribution outlets. We believe Genesco has achieved better results due to its focus on higher-growth segments. The top-performing healthcare stock was American Medical Systems, which maintains high gross profit margins and a strong balance sheet.

The technology sector was the Fund's biggest laggard for the year. Semiconductor stocks ASE Test and Integrated Silicon Solutions in particular suffered from fears of capacity constraints, and that the typical summer slowdown would have a negative effect on revenues.

We are overweight in the healthcare sector as attractive valuations and improving fundamentals are evident in many smaller healthcare companies. We are also overweight in the consumer discretionary area with a particular emphasis on gaming stocks, which we believe will continue to play well in an environment where states across the country continue to resort to gambling as a way to generate revenue and close budget gaps. We also continue to overweight the energy sector as we believe continued strength in the global economy, and China and India in particular, will keep a relatively high floor on the price of oil and gas. Conversely, we continue to underweight financial services which we believe is prudent in a rising interest rate environment.

We continue to anticipate a positive, but choppy, market environment for the next six to 12 months. We remain optimistic but recognize geopolitical changes, terrorism or a more-rapid-than-anticipated rise in interest rates could cause the market to perform below our expectations.

Small-cap cycles usually end with growth topping value, further suggesting that small-cap growth stocks may have some premium performance left in them. We believe small caps should perform in-line with large caps for 2005.

AVERAGE ANNUAL TOTAL RETURN

1 year         18.80%
5 year          4.33%
Since inception 9.96%
(Inception date September 16, 1996).

date           JNL/Eagle SmallCap Equity Fund (Class A) Russell 2000 Index   Russell 2000 Growth Index
09/16/1996                          10,000.00               10,000           10,000.00
09/30/1996                          10,360.00               10,120           10,271.00
10/31/1996                          10,420.00                9,964            9,828.32
11/30/1996                          11,110.00               10,372           10,101.55
12/31/1996                          11,540.00               10,639           10,298.53
01/31/1997                          11,810.00               10,850           10,555.99
02/28/1997                          11,550.00               10,587            9,918.41
03/31/1997                          11,340.00               10,091            9,218.17
04/30/1997                          11,460.00               10,116            9,111.24
05/31/1997                          12,740.00               11,244           10,480.66
06/30/1997                          13,490.00               11,722           10,835.95
07/31/1997                          14,410.00               12,269           11,390.75
08/31/1997                          14,720.00               12,546           11,732.48
09/30/1997                          16,120.00               13,462           12,668.73
10/31/1997                          14,980.00               12,864           11,907.34
11/30/1997                          14,590.00               12,781           11,623.94
12/31/1997                          14,730.00               13,004           11,630.92
01/31/1998                          14,860.00               12,806           11,476.22
02/28/1998                          15,830.00               13,767           12,489.58
03/31/1998                          17,140.00               14,346           13,012.89
04/30/1998                          17,480.00               14,274           13,092.27
05/31/1998                          16,450.00               13,498           12,140.46
06/30/1998                          15,970.00               13,520           12,264.29
07/31/1998                          14,350.00               12,416           11,240.22
08/31/1998                          11,300.00               10,009            8,645.98
09/30/1998                          12,150.00               10,784            9,522.68
10/31/1998                          12,930.00               11,226           10,019.77
11/30/1998                          14,330.00               11,819           10,797.30
12/31/1998                          14,904.22               12,557           11,774.46
01/31/1999                          15,879.73               12,720           12,304.31
02/28/1999                          13,717.52               11,694           11,178.46
03/31/1999                          13,134.22               11,874           11,576.42
04/30/1999                          14,260.58               12,937           12,598.61
05/31/1999                          16,161.33               13,128           12,618.77
06/30/1999                          16,996.04               13,717           13,283.78
07/31/1999                          16,553.54               13,339           12,873.31
08/31/1999                          15,316.55               12,848           12,391.85
09/30/1999                          14,984.68               12,848           12,631.01
10/31/1999                          14,753.37               12,903           12,954.37
11/30/1999                          15,930.02               13,688           14,323.64
12/31/1999                          17,775.67               15,238           16,848.90
01/31/2000                          16,581.55               14,990           16,692.21
02/29/2000                          20,352.46               17,468           20,576.48
03/31/2000                          18,875.52               16,319           18,413.89
04/30/2000                          17,031.96               15,336           16,553.19
05/31/2000                          16,277.78               14,441           15,099.21
06/30/2000                          18,299.41               15,703           17,045.57
07/31/2000                          17,545.22               15,212           15,587.93
08/31/2000                          19,210.71               16,366           17,220.93
09/30/2000                          17,765.19               15,882           16,360.79
10/31/2000                          16,696.77               15,174           15,031.43
11/30/2000                          14,842.73               13,616           12,298.81
12/31/2000                          15,421.29               14,793           13,047.31
01/31/2001                          17,332.66               15,563           14,101.47
02/28/2001                          15,899.13               14,542           12,164.45
03/31/2001                          15,214.94               13,831           11,056.71
04/30/2001                          16,322.67               14,913           12,407.99
05/31/2001                          16,865.67               15,279           12,689.69
06/30/2001                          17,006.85               15,800           13,027.41
07/31/2001                          16,561.59               14,966           11,919.26
08/31/2001                          16,040.31               14,483           11,169.94
09/30/2001                          13,727.12               12,532           12,242.05
10/31/2001                          14,585.06               13,266           13,417.05
11/30/2001                          15,844.83               14,294           14,533.68
12/31/2001                          17,116.94               15,177           15,431.13
01/31/2002                          17,612.29               15,020           14,879.18
02/28/2002                          16,896.79               14,609           13,910.62
03/31/2002                          18,514.92               15,784           15,114.83
04/30/2002                          18,217.71               15,928           14,784.19
05/31/2002                          16,984.85               15,221           13,914.88
06/30/2002                          15,586.87               14,465           12,729.79
07/31/2002                          13,231.23               12,280           10,763.48
08/31/2002                          12,967.05               12,248           10,751.28
09/30/2002                          11,833.26               11,368            9,965.28
10/31/2002                          12,471.70               11,733           10,463.10
11/30/2002                          13,484.41               12,780           11,493.76
12/31/2002                          13,220.22               12,069           10,693.96
  1/31/2003                         12,460.69               11,737           10,397.29
  2/28/2003                         11,954.34               11,382           10,113.36
  3/31/2003                         12,493.72               11,529           10,255.60
  4/30/2003                         13,825.65               12,621           11,220.44
  5/31/2003                         14,761.30               13,975           12,477.19
  6/30/2003                         15,157.58               14,229           12,706.99
  7/31/2003                         16,324.39               15,119           13,663.88
  8/31/2003                         17,458.18               15,813           14,392.03
  9/30/2003                         16,830.74               15,521           14,021.06
 10/31/2003                         17,854.46               16,824           15,227.91
 11/30/2003                         18,580.96               17,421           15,718.83
 12/31/2003                         18,503.91               17,777           15,779.86
  1/31/2004                         19,692.74               18,550           16,605.13
  2/29/2004                         19,736.77               18,717           16,573.82
  3/31/2004                         19,802.82               18,891           16,642.81
  4/30/2004                         19,120.34               17,928           15,803.22
  5/31/2004                         19,395.53               18,216           16,111.03
  6/30/2004                         19,934.91               18,985           16,639.63
  7/31/2004                         18,713.06               17,707           15,142.48
  8/31/2004                         18,195.70               17,616           14,810.79
  9/30/2004                         19,197.39               18,443           15,622.79
 10/31/2004                         19,758.79               18,810           15,998.53
 11/30/2004                         20,892.58               20,447           17,346.02
 12/31/2004                         21,982.34               21,054           17,960.59


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/FMR BALANCED FUND
(FORMERLY JNL/JANUS BALANCED FUND)*

[INSERT LOGO]   FIDELITY MANAGEMENT & RESEARCH COMPANY
                LAWRENCE RAKERS

OBJECTIVE:
JNL/FMR Balanced Fund seeks as its investment objective income and capital growth consistent with reasonable risk.

MONEY MANAGER COMMENTARY:
MARKET REVIEW
In the fourth quarter of 2004, signs of a continued favorable underlying operating environment for most companies helped to dispel investor concerns about the sustainability of economic and corporate earnings improvements as well as a host of other factors that had hampered stocks earlier in the year. Moreover, a pullback in energy prices contributed to a broad equity market rally during the last three months of the year, led by companies in the technology-heavy Nasdaq Composite Index, which rebounded from negative territory. Small- and mid-cap growth stocks outpaced their value counterparts during this time. In the large-cap tier, however, value stocks modestly bested growth. Meanwhile, fixed-income securities posted modest gains.

FUND PERFORMANCE DISCUSSION
Effective May 1, 2004, the Fund changed its benchmark from the S&P 500 Index and the Lehman Brothers Government/Corporate Index to the Fidelity Balanced Hybrid Composite Index to better measure the performance of the Fund with its stated investment objective. From May 6, 2004, to December 31, 2004, the Fund returned 10.65%, outperforming it's benchmark the Fidelity Balanced Hybrid Composite Index which returned 9.98%. For the full year, the Fund returned 9.42% vs. 10.88% for the S&P 500 Index and 7.56% for the Lehman Brothers Government/Corporate Index.

Good stock selection was the primary driver of relative performance, while sector selection hurt. Astute stock selection within the materials and health care sectors added the most to the Fund's return versus the Index. Additionally, good stock selection within the energy and more defensive utilities sector contributed to overall Fund outperformance.

On the downside, security selection and market selection in the information technology and financials sectors detracted from relative performance. Poor stock selection within the consumer discretionary sector also hurt relative performance.

During the fourth quarter of 2004, the Fund outperformed the Fidelity Balanced Hybrid Composite Index. Compared with the composite index, good stock selection in nearly all sectors was the primary driver of performance, and asset allocation was a plus. Within the equity sub-portfolio, stock selection in the information technology and industrials sectors added the most to the fund's relative return. Outperformance within the information technology sector was mainly due to an overweighting and above-average gains in some outperforming semiconductor companies. Within the industrials sector, certain smaller-cap airline stocks were lifted, in part, by easing crude oil prices. Performance also was helped by late-cycle engineering and construction companies, which were expected to see growth in the next few years from capacity building projects in such key end markets as metals, mining and chemicals. Additionally, astute stock selection within the more defensive utilities sector and an overweighed position in the health care sector contributed to overall Fund outperformance, as key health care equipment and services-related holdings were positive performers. Conversely, the Fund's holdings in the energy sector detracted marginally from relative performance.

OUTLOOK
The Fund will continue to invest in accordance with the investment guidelines described in the prospectus.

AVERAGE ANNUAL TOTAL RETURN

1 year          9.42%
Since inception 1.83%
(Inception date May 1, 2000).
*Prior to 05/01/2004, the Fund was managed by Janus Capital Management, LLC



                                                        Fidelity Bond                                   Lehman Brothers
date         JNL/FMR Balanced Fund (Class A)        Hybrid Composite Index    S&P 500 Index        Government/Corporate Index
05/01/2000            10,000.00                            10,000.00            10,000.00                        10,000.00
05/31/2000             9,640.00                             9,948.00             9,689.28                        10,016.00
06/30/2000             9,980.00                             9,981.82             9,928.14                        10,220.33
07/31/2000             9,900.00                            10,011.77             9,772.91                        10,328.66
08/31/2000            10,250.00                            10,458.29            10,379.95                        10,474.30
09/30/2000             9,980.00                            10,345.34             9,831.94                        10,514.10
10/31/2000             9,890.00                            10,412.59             9,790.38                        10,580.34
11/30/2000             9,580.00                            10,097.09             9,018.52                        10,761.26
12/31/2000             9,800.06                            10,387.88             9,062.64                        10,973.26
01/31/2001             9,891.08                            10,544.74             9,384.18                        10,973.26
02/28/2001             9,557.33                            10,224.18             8,528.50                        10,973.26
03/31/2001             9,264.04                             9,932.79             7,988.21                        11,324.40
04/30/2001             9,567.45                            10,267.53             8,608.97                        11,324.40
05/31/2001             9,557.33                            10,375.34             8,666.66                        11,324.40
06/30/2001             9,435.97                            10,285.07             8,455.73                        11,358.38
07/31/2001             9,425.86                            10,326.21             8,372.47                        11,358.38
08/31/2001             9,253.93                            10,081.48             7,848.35                        11,358.38
09/30/2001             8,920.18                             9,657.05             7,214.58                        11,899.03
10/31/2001             9,112.34                             9,813.49             7,352.15                        11,899.03
11/30/2001             9,314.61                            10,116.73             7,916.12                        11,899.03
12/31/2001             9,360.14                            10,199.69             7,985.59                        11,906.17
01/31/2002             9,287.74                            10,170.11             7,873.79                        11,993.09
02/28/2002             9,360.14                            10,150.78             7,721.96                        12,095.03
03/31/2002             9,473.91                            10,336.54             8,012.37                        11,849.50
04/30/2002             9,349.80                            10,186.66             7,526.60                        12,079.38
05/31/2002             9,360.14                            10,179.53             7,471.15                        12,190.51
06/30/2002             9,070.55                             9,850.73             6,938.99                        12,294.13
07/31/2002             8,801.64                             9,422.23             6,398.04                        12,441.66
08/31/2002             8,874.04                             9,536.24             6,440.01                        12,720.35
09/30/2002             8,563.76                             9,027.96             5,740.11                        12,993.84
10/31/2002             8,780.95                             9,392.68             6,245.34                        12,869.10
11/30/2002             8,894.72                             9,706.40             6,612.93                        12,876.82
12/31/2002             8,744.90                             9,516.15             6,220.90                        13,218.06
1/31/2003              8,628.44                             9,364.85             6,057.93                        13,218.06
2/28/2003              8,596.68                             9,306.79             5,967.04                        13,453.34
3/31/2003              8,670.79                             9,327.26             6,024.98                        13,435.85
4/30/2003              9,009.57                             9,820.67             6,521.28                        13,579.61
5/31/2003              9,274.25                            10,309.74             6,864.86                        13,965.27
6/30/2003              9,274.25                            10,365.41             6,952.41                        13,909.41
7/31/2003              9,168.38                            10,308.41             7,075.00                        13,326.61
8/31/2003              9,316.60                            10,454.78             7,212.96                        13,414.56
9/30/2003              9,316.60                            10,515.42             7,136.41                        13,839.81
10/31/2003             9,570.68                            10,840.35             7,540.05                        13,664.04
11/30/2003             9,697.73                            10,941.16             7,606.39                        13,700.93
12/31/2003             9,945.96                            11,326.29             8,005.37                        13,836.57
1/31/2004             10,010.33                            11,499.59             8,152.30                        13,962.49
2/29/2004             10,117.63                            11,676.68             8,265.57                        14,132.83
3/31/2004             10,117.63                            11,654.49             8,140.88                        14,262.85
4/30/2004              9,903.04                            11,338.66             8,013.06                        13,824.98
5/31/2004              9,978.15                            11,407.82             8,123.03                        13,754.47
6/30/2004             10,192.73                            11,582.36             8,281.04                        13,811.10
7/31/2004              9,860.13                            11,436.42             8,006.56                        13,957.00
8/31/2004              9,892.31                            11,593.10             8,038.97                        14,252.34
9/30/2004             10,096.17                            11,719.47             8,125.99                        14,302.20
10/31/2004            10,224.92                            11,872.99             8,250.15                        14,426.63
11/30/2004            10,578.98                            12,166.26             8,583.93                        14,266.49
12/31/2004            10,882.98                            12,463.11             8,876.09                        14,417.72



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/FMR CAPITAL GROWTH FUND
(FORMERLY JNL/JANUS CAPITAL GROWTH FUND)*

[INSERT LOGO]   FIDELITY MANAGMENT & RESEARCH COMPANY
                FMR CO. INC.

OBJECTIVE:
JNL/FMR Capital Growth Fund is a non-diversified Fund that seeks as its investment objective long-term growth of capital by emphasizing investments in common stocks of medium-sized companies. Although the Fund expects to emphasize such securities, it may also invest in smaller or larger companies.

MONEY MANAGER COMMENTARY:
MARKET REVIEW
In the fourth quarter of 2004, signs of a continued favorable underlying operating environment for most companies helped to dispel investor concerns about the sustainability of economic and corporate earnings improvements as well as a host of other factors that had hampered stocks earlier in the year. Moreover, a pullback in energy prices contributed to a broad equity market rally during the last three months of the year, led by companies in the technology-heavy Nasdaq Composite Index, which rebounded from negative territory. Small- and mid-cap growth stocks outpaced their value counterparts during this time. In the large-cap tier, however, value stocks modestly bested growth. Meanwhile, fixed-income securities posted modest gains.

PERFORMANCE DISCUSSION
From May 6, 2004 to December 31, 2004, the Fund returned 14.65%, outperforming the S&P(R) MidCap 400 Index by 190 basis points (bps). For the full year the Fund returned 18.00% vs. 19.01% for the S&P MidCap 400 Index.

Compared to its benchmark, good stock selection was the primary driver of relative performance, while sector selection hurt. Stock selection added more than 400 bps to relative performance, and sector selection detracted 225 bps. Astute stock selection within the telecommunication services sector added to the Fund's return versus the Index, driven in part by top-10 holdings Citizens Communications and Nextel Communications.

The consumer discretionary sector also contributed to the fund's relative performance. Top-10 holding Harman International added the most value during the period. Royal Caribbean and NTL also contributed to the Fund's relative performance.

In addition, the fund's return relative to its index was helped by good stock and industry weightings within the materials and information technology sectors.

On the downside, security selection in the industrials sector detracted from performance, as top-10 holding Career Education declined early in the third quarter due to litigation-related issues.

For the fourth quarter of 2004, the Fund outperformed the S&P(R) MidCap 400 Index. Outperformance relative to the Index was due largely to security selection, particularly in telecommunication services and industrial stocks. Notable contributors at a security level included Top-10 holdings Career Education Corporation and Nextel Communications. Career Education appreciated after exceeding quarterly earnings expectations. Nextel Communications rose due to strong third quarter results. On the down side, security selection within the health care sector detracted slightly from relative performance.

OUTLOOK
The Fund will continue to invest in accordance with the investment guidelines described in the prospectus.

AVERAGE ANNUAL TOTAL RETURN

1 year            18.00%
5 year           -15.03%
Since inception    9.53%
(Inception date May 15, 1995).
*Prior to 05/01/2004, the Fund was managed by Janus Capital Management, LLC

date           JNL/FMR Capital Growth Fund (Class A)       S&P MidCap 400 Index
05/15/1995                              10,000.00                 10,000.00
05/31/1995                              10,020.00                 10,009.00
06/30/1995                              10,910.00                 10,417.00
07/31/1995                              11,560.00                 10,959.00
08/31/1995                              11,930.00                 11,161.00
09/30/1995                              12,480.00                 11,432.00
10/31/1995                              12,090.00                 11,138.00
11/30/1995                              12,580.00                 11,622.00
12/31/1995                              13,352.64                 11,593.00
01/31/1996                              13,160.51                 11,761.00
02/29/1996                              13,768.91                 12,160.00
03/31/1996                              14,793.57                 12,306.00
04/30/1996                              15,284.55                 12,683.00
05/31/1996                              15,892.95                 12,854.00
06/30/1996                              15,626.11                 12,661.00
07/31/1996                              14,110.46                 11,807.00
08/31/1996                              15,273.88                 12,489.00
09/30/1996                              16,330.56                 13,034.00
10/31/1996                              15,924.97                 13,072.00
11/30/1996                              16,074.40                 13,807.00
12/31/1996                              15,600.01                 12,823.00
01/31/1997                              15,254.78                 13,303.86
02/28/1997                              14,952.71                 13,194.77
03/31/1997                              13,819.93                 12,632.67
04/30/1997                              13,992.54                 12,959.86
05/31/1997                              15,567.65                 14,092.55
06/30/1997                              16,344.41                 14,488.55
07/31/1997                              16,441.51                 15,921.47
08/31/1997                              16,463.08                 15,902.36
09/30/1997                              17,595.86                 16,816.75
10/31/1997                              17,045.66                 16,085.22
11/30/1997                              17,326.15                 16,323.28
12/31/1997                              17,941.01                 17,994.00
01/31/1998                              17,582.19                 17,651.52
02/28/1998                              19,039.22                 19,113.60
03/31/1998                              20,039.57                 20,011.93
04/30/1998                              20,224.41                 20,376.61
05/31/1998                              19,376.29                 19,440.60
06/30/1998                              21,029.04                 19,545.58
07/31/1998                              20,496.25                 18,787.52
08/31/1998                              16,299.14                 15,293.12
09/30/1998                              17,864.90                 16,720.17
10/31/1998                              19,289.31                 18,211.69
11/30/1998                              20,768.08                 19,120.52
12/31/1998                              24,249.15                 21,428.83
01/31/1999                              26,155.86                 20,592.31
02/28/1999                              25,126.47                 19,514.00
03/31/1999                              28,495.38                 20,059.26
04/30/1999                              30,460.58                 21,641.48
05/31/1999                              30,051.16                 21,735.31
06/30/1999                              31,712.22                 22,899.17
07/31/1999                              31,267.71                 22,408.51
08/31/1999                              32,893.68                 21,640.24
09/30/1999                              34,180.42                 20,972.12
10/31/1999                              39,409.25                 22,040.81
11/30/1999                              43,702.27                 23,197.56
12/31/1999                              54,365.09                 24,576.05
01/31/2000                              55,785.91                 23,883.77
02/29/2000                              67,950.13                 25,555.51
03/31/2000                              58,041.77                 27,694.33
04/30/2000                              50,339.43                 26,726.25
05/31/2000                              46,189.14                 26,394.71
06/30/2000                              53,542.51                 26,782.32
07/31/2000                              51,199.40                 27,205.48
08/31/2000                              57,817.43                 30,243.02
09/30/2000                              52,059.37                 30,035.95
10/31/2000                              45,628.29                 29,017.49
11/30/2000                              34,386.36                 26,827.13
12/31/2000                              35,477.63                 28,879.54
01/31/2001                              37,375.79                 29,523.93
02/28/2001                              29,150.41                 27,839.03
03/31/2001                              23,862.66                 25,769.37
04/30/2001                              27,327.57                 28,612.09
05/31/2001                              27,011.20                 29,278.43
06/30/2001                              25,821.08                 29,160.15
07/31/2001                              24,389.93                 28,725.75
08/31/2001                              22,220.59                 27,786.19
09/30/2001                              18,620.11                 24,329.92
10/31/2001                              19,704.77                 25,406.91
11/30/2001                              21,000.35                 27,297.36
12/31/2001                              21,219.78                 28,705.85
01/31/2002                              19,363.24                 28,547.97
02/28/2002                              18,396.62                 28,583.02
03/31/2002                              19,393.93                 30,626.34
04/30/2002                              18,872.26                 30,483.13
05/31/2002                              18,350.59                 29,969.03
06/30/2002                              16,985.03                 27,775.45
07/31/2002                              15,343.30                 25,084.45
08/31/2002                              15,343.30                 25,210.95
09/30/2002                              14,591.48                 23,179.96
10/31/2002                              15,021.09                 24,184.16
11/30/2002                              15,742.23                 25,582.97
12/31/2002                              15,021.09                 24,544.41
  1/31/2003                             14,852.31                 23,827.22
  2/28/2003                             14,744.91                 23,259.70
  3/31/2003                             15,021.09                 23,455.87
  4/30/2003                             16,049.09                 25,158.37
  5/31/2003                             17,291.90                 27,243.72
  6/30/2003                             17,537.39                 27,590.54
  7/31/2003                             17,997.69                 28,570.00
  8/31/2003                             18,856.92                 29,865.45
  9/30/2003                             18,335.24                 29,408.27
 10/31/2003                             19,654.77                 31,632.18
 11/30/2003                             20,007.66                 32,734.41
 12/31/2003                             20,375.90                 33,286.73
  1/31/2004                             20,713.46                 34,007.79
  2/29/2004                             21,081.69                 34,824.83
  3/31/2004                             21,250.47                 34,972.35
  4/30/2004                             20,544.68                 33,824.48
  5/31/2004                             20,882.23                 34,526.24
  6/30/2004                             21,649.40                 35,311.92
  7/31/2004                             19,930.95                 33,664.58
  8/31/2004                             19,915.60                 33,576.62
  9/30/2004                             20,820.86                 34,571.19
 10/31/2004                             21,495.96                 35,123.88
 11/30/2004                             23,091.67                 37,215.61
 12/31/2004                             24,042.95                 38,774.39




Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/JPMORGAN INTERNATIONAL VALUE FUND

[INSERT LOGO]   JPMORGAN INVESTMENT MANAGEMENT INC.
                TEAM MANAGEMENT

OBJECTIVE:

JNL/JPMorgan International Value Fund seeks as its investment objective to provide high total return by investing in equity securities of foreign companies in developed and, to a lesser extent, developing markets.

MONEY MANAGER COMMENTARY:
After a dull first nine months of the year, international stocks ended 2004 on a positive note, in a quarter dominated by the weakness of the U.S. dollar. With oil drifting back from its highs, and a clear victor in the U.S. general election campaign, markets rallied into the year end. Continental Europe and Asia ex Japan were the strongest-performing markets. The dollar moderated its precipitous slide toward the end of the term, but still posted significant falls against major currencies, as investors focused on the U.S. twin deficits - budget and current account.

PORTFOLIO REVIEW
During the 12 months leading to December 31, 2004, the Fund's Class A shares outperformed its benchmark, returning 22.54% compared with the Index's 20.25% rise. Strong stock picking drove performance. Stock picking was particularly positive in the telecommunications, industrial cyclical and bank sectors. One area of strength was holding Japanese banks, such as Mizuho Financial, which rallied as positive results persuaded investors that bad debt problems were subsiding.

From a negative perspective, stock picking detracted from performance in the basic industries, utilities, and transport and consumer cyclical sectors. Among the leading detractors was Reliance Industries, the Indian industrial group, which had contributed substantially to returns in 2003, but fell back following the country's elections and rumored disagreements among the company's management.

MARKET OUTLOOK
While the outlook for global growth in 2005 is not as positive as in 2004, we believe that corporate profits are likely to grow and that one can still find stocks that offer attractive valuations. Given the uncertainties surrounding the global economic outlook, however, we believe it becomes even more critical not to overpay for assets and to focus on companies that trade at reasonable valuations.

AVERAGE ANNUAL TOTAL RETURN

1 year            22.54%
5 year            -3.31%
Since inception    2.09%
(Inception date March 2, 1998).

date          JNL/JPMorgan International Value Fund (Class A)        MSCI All Country World (ex U.S.) Index
3/2/1998                           10,000.00                                 10,000.00
3/31/1998                          10,490.00                                 10,172.92
4/30/1998                          10,750.00                                 10,230.45
5/31/1998                          10,320.00                                 10,028.23
6/30/1998                          10,230.00                                  9,976.11
7/31/1998                          10,270.00                                 10,055.23
8/31/1998                           8,560.00                                  8,621.46
9/30/1998                           8,140.00                                  8,424.36
10/31/1998                          9,200.00                                  9,292.85
11/30/1998                          9,600.00                                  9,778.49
12/31/1998                          9,875.81                                 10,099.37
1/31/1999                          10,046.77                                 10,074.91
2/28/1999                           9,745.07                                  9,835.63
3/31/1999                          10,278.08                                 10,294.95
4/30/1999                          10,750.75                                 10,794.99
5/31/1999                          10,408.82                                 10,270.82
6/30/1999                          11,022.29                                 10,737.95
7/31/1999                          11,384.33                                 10,974.69
8/31/1999                          11,535.18                                 10,998.39
9/30/1999                          11,565.35                                 11,057.82
10/31/1999                         11,927.40                                 11,455.15
11/30/1999                         12,460.41                                 11,899.54
12/31/1999                         13,630.84                                 13,020.00
1/31/2000                          12,801.59                                 12,298.12
2/29/2000                          13,247.31                                 12,616.88
3/31/2000                          13,371.70                                 13,076.18
4/30/2000                          12,780.86                                 12,331.10
5/31/2000                          12,594.28                                 11,999.28
6/30/2000                          13,216.22                                 12,491.85
7/31/2000                          12,791.22                                 11,984.42
8/31/2000                          13,040.00                                 12,118.22
9/30/2000                          12,376.60                                 11,431.90
10/31/2000                         11,785.76                                 11,055.79
11/30/2000                         11,153.45                                 10,546.89
12/31/2000                         11,524.73                                 10,893.00
1/31/2001                          11,583.59                                 11,051.34
2/28/2001                          10,677.15                                 10,167.69
3/31/2001                           9,652.99                                  9,418.28
4/30/2001                          10,347.54                                 10,033.84
5/31/2001                          10,218.04                                  9,721.21
6/30/2001                           9,923.75                                  9,330.13
7/31/2001                           9,523.50                                  9,115.73
8/31/2001                           9,488.18                                  8,871.90
9/30/2001                           8,428.71                                  7,916.70
10/31/2001                          8,675.92                                  8,136.17
11/30/2001                          9,040.85                                  8,501.08
12/31/2001                          9,182.28                                  8,607.35
1/31/2002                           8,660.96                                  8,212.27
2/28/2002                           8,613.57                                  8,260.78
3/31/2002                           9,075.64                                  8,680.94
4/30/2002                           9,182.28                                  8,679.99
5/31/2002                           9,241.52                                  8,739.77
6/30/2002                           8,566.18                                  8,345.48
7/31/2002                           7,464.30                                  7,524.28
8/31/2002                           7,322.13                                  7,505.93
9/30/2002                           6,445.37                                  6,697.93
10/31/2002                          6,706.02                                  7,051.80
11/30/2002                          7,014.08                                  7,381.73
12/31/2002                          6,740.64                                  7,137.97
1/31/2003                           6,522.42                                  6,882.47
2/28/2003                           6,292.08                                  6,728.46
3/31/2003                           6,122.35                                  6,565.95
4/30/2003                           6,728.52                                  7,165.37
5/31/2003                           7,104.35                                  7,588.58
6/30/2003                           7,371.06                                  7,777.42
7/31/2003                           7,540.79                                  7,974.32
8/31/2003                           7,807.51                                  8,190.91
9/30/2003                           7,965.11                                  8,405.20
10/31/2003                          8,547.04                                  8,943.15
11/30/2003                          8,716.77                                  9,123.55
12/31/2003                          9,398.67                                  9,814.63
1/31/2004                           9,582.96                                  9,964.50
2/29/2004                           9,853.24                                 10,204.06
3/31/2004                          10,037.53                                 10,223.70
4/30/2004                           9,705.81                                  9,869.94
5/31/2004                           9,693.53                                  9,846.56
6/30/2004                           9,914.67                                 10,045.37
7/31/2004                           9,607.53                                  9,741.77
8/31/2004                           9,705.81                                  9,792.77
9/30/2004                          10,074.39                                 10,091.50
10/31/2004                         10,320.11                                 10,433.96
11/30/2004                         10,909.83                                 11,137.00
12/31/2004                         11,516.75                                 11,606.34




Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/LAZARD MID CAP VALUE FUND

[INSERT LOGO]   LAZARD ASSET MANAGEMENT
                TEAM MANAGEMENT

OBJECTIVE:

JNL/Lazard Mid Cap Value Fund is a non-diversified Fund that seeks as its investment objective capital appreciation by investing primarily in equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Midcap(R) Index that the subadviser considers undervalued based on their return on equity.

MONEY MANAGER COMMENTARY:
The Fund's Class A shares returned 24.72% vs. 18.37% for it's benchmark the Russell Midcap Index. US stocks spent most of 2004 in a trading range as strong earnings growth was offset by concerns over rising interest rates and the sustainability of a global economic rebound. However, a rally following the US presidential election drove equities to modest gains for the year. Energy stocks were strong during the year as oil prices rose sharply while technology stocks lagged as corporate spending on IT products has yet to significantly rebound. Mid cap stocks handily outperform large caps and slightly outperformed small caps during 2004.

Stock selection in consumer discretionary helped the Fund. Mandalay Resort Group's stock rose considerably after MGM- Mirage's announced takeover bid for Mandalay. This acquisition by MGM Mirage creates the largest U.S. casino-resort company. Mandalay is a company that has consistently generated strong cash flow. Stock selection in health care helped performance, as VISX Inc. rose dramatically after the announcement that Advanced Medical Optics would acquire it at a premium.

Conversely, the Fund was hurt by an underweight position in utilities, as this defensive sector outperformed during the year.

While the mid cap market has now outperformed the large cap market for the past few years, relative valuations are still only near average historical levels and, thus, we believe that we may continue to see mid caps perform admirably over the course of 2005. Despite the quick market rally of the third and fourth quarters of 2004, earnings growth expectations for 2005 look reasonable as the domestic economy continues to expand and absolute valuations, while not at the significant discount of the past few years, are well within historical norms. We believe that the pickup in merger and acquisition activity that was seen in 2004 should continue to be a positive backdrop for mid cap performance in 2005.

AVERAGE ANNUAL TOTAL RETURN

1 year            24.72%
5 year            14.39%
Since inception    9.82%
(Inception date March 2, 1998).

date         JNL/Lazard Mid Cap Value Fund (Class A)   Russell Midcap Index
03/02/1998                          10,000.00              10,000.00
03/31/1998                          10,420.00              10,461.08
04/30/1998                          10,410.00              10,475.92
05/31/1998                           9,880.00              10,137.84
06/30/1998                           9,670.00              10,261.03
07/31/1998                           9,000.00               9,765.60
08/31/1998                           7,460.00               8,190.45
09/30/1998                           7,890.00               8,695.03
10/31/1998                           8,300.00               9,282.97
11/30/1998                           8,790.00               9,710.71
12/31/1998                           9,235.56              10,264.29
01/31/1999                           9,125.25              10,239.89
02/28/1999                           8,904.64               9,882.09
03/31/1999                           9,024.98              10,176.87
04/30/1999                           9,757.00              10,921.35
05/31/1999                           9,877.33              10,876.63
06/30/1999                          10,107.97              11,245.01
07/31/1999                           9,726.92              10,925.63
08/31/1999                           9,145.31              10,625.56
09/30/1999                           8,794.34              10,236.65
10/31/1999                           9,145.31              10,713.79
11/30/1999                           9,355.89              11,003.90
12/31/1999                           9,677.21              11,955.33
01/31/2000                           8,913.48              11,551.78
02/29/2000                           9,425.98              12,426.77
03/31/2000                          10,330.39              13,110.66
04/30/2000                          10,229.90              12,486.74
05/31/2000                          10,380.64              12,133.81
06/30/2000                          10,360.54              12,472.50
07/31/2000                          10,340.44              12,328.77
08/31/2000                          11,204.66              13,489.60
09/30/2000                          11,275.00              13,277.15
10/31/2000                          11,777.45              13,065.92
11/30/2000                          11,425.74              11,872.36
12/31/2000                          12,132.36              12,759.35
01/31/2001                          12,597.00              12,954.31
02/28/2001                          12,452.44              12,148.64
03/31/2001                          11,998.13              11,379.57
04/30/2001                          12,751.88              12,345.03
05/31/2001                          13,381.73              12,553.83
06/30/2001                          13,288.80              12,421.69
07/31/2001                          13,040.99              12,055.55
08/31/2001                          13,164.90              11,573.53
09/30/2001                          11,533.48              10,162.85
10/31/2001                          12,173.66              10,555.62
11/30/2001                          13,092.62              11,423.49
12/31/2001                          13,738.58              11,862.61
01/31/2002                          13,899.26              11,782.92
02/28/2002                          14,071.43              11,643.06
03/31/2002                          14,473.14              12,324.92
04/30/2002                          14,105.86              12,077.30
05/31/2002                          13,991.08              11,923.81
06/30/2002                          13,199.14              11,111.02
07/31/2002                          11,948.09              10,016.47
08/31/2002                          11,971.04              10,056.31
09/30/2002                          11,075.80               9,115.65
10/31/2002                          11,569.33               9,565.76
11/30/2002                          12,372.76              10,212.65
12/31/2002                          11,803.87               9,793.45
1/31/2003                           11,526.94               9,588.52
2/28/2003                           11,365.40               9,445.61
3/31/2003                           11,400.02               9,523.47
4/30/2003                           12,080.79              10,206.35
5/31/2003                           12,784.64              11,122.20
6/30/2003                           12,969.25              11,219.58
7/31/2003                           13,500.02              11,578.40
8/31/2003                           13,996.18              12,063.47
9/30/2003                           13,696.18              11,895.75
10/31/2003                          14,503.87              12,792.70
11/30/2003                          14,757.72              13,132.82
12/31/2003                          15,214.14              13,502.83
1/31/2004                           15,803.75              13,885.83
2/29/2004                           16,219.94              14,165.98
3/31/2004                           16,335.55              14,148.29
4/30/2004                           16,034.97              13,618.08
5/31/2004                           16,428.04              13,935.03
6/30/2004                           16,925.16              14,298.93
7/31/2004                           16,300.87              13,661.79
8/31/2004                           16,254.63              13,699.61
9/30/2004                           16,809.55              14,124.09
10/31/2004                          17,144.81              14,500.81
11/30/2004                          18,208.42              15,360.55
12/31/2004                          18,974.94              15,983.65



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/LAZARD SMALL CAP VALUE FUND

[INSERT LOGO]   LAZARD ASSET MANAGEMENT
                TEAM MANAGEMENT

OBJECTIVE:

JNL/Lazard Small Cap Value Fund is a non-diversified Fund that seeks as its investment objective capital appreciation by investing primarily in equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the subadviser believes are undervalued based on their return on equity.

MONEY MANAGER COMMENTARY:
U.S. stocks ended 2004 with their best quarterly performance of the year as oil prices crested, easing concerns that higher energy costs would restrain earnings and economic growth. The rally started right after the definitive outcome of the U.S. presidential election. From a sector perspective, the rally was broad based, although health care and energy stocks lagged the broad market while technology and consumer discretionary outperformed. For the year 2004, small and mid cap stocks continued to outperform larger caps.

For the year the Fund's Class A shares returned 15.38% vs. 18.44% for it's benchmark the Russell 2000 Index. During the 4th quarter, the Fund underperformed the Russell 2000 Index by approximately 200 basis points. The Fund benefited from stock selection in health care and consumer staples. Conversely, stock selection in consumer discretionary, technology, and materials/processing detracted from performance. Sector attribution was not a factor in the Portfolio's underperformance.

In health care, the Fund benefited from our position in Select Medical, a provider of in-hospital long-term acute care, which was acquired by a private equity firm at a substantial premium. Additionally, Inamed, a medical device manufacturer, continued to post impressive revenue and earnings gains. In consumer staples, our holding in Robert Mondavi, a maker of premium wines, agreed to be acquired at a premium by Constellation Brands.

Conversely, in consumer discretionary, our holding in Gymboree (GYMB), a leading merchandiser of children's clothing, experienced ongoing difficulties in merchandising, which led to weaker-than-expected same-store sales results. Learning Tree, a provider of outsourced IT educational services, continued to experience weak enrollment for its technology-related class offerings as corporations continued to restrain their IT outlays. Finally, BearingPoint, a leading IT consultancy, experienced improvements in certain areas of its business, but continued losses in its international division overshadowed these positives.

In technology, results were negatively impacted by our holdings in Zoran and Commscope. Zoran is a supplier of semiconductors used in consumer electronics, including DVD players. A slower-than-expected sales ramp of DVD players for the holiday season, as well as inventory issues with customers in China, led to disappointing third quarter 2004 results. Commscope is a manufacturer of coaxial and fiber optic cabling sold to cable and enterprise customers. Recent results were short of management's prior guidance, owing to a slowdown in customer purchasing patterns. We have sold our holdings of Zoran but continue to like the longer-term prospects for CTV.

Materials/processing results were largely hurt by our focus away from the commodity producers of chemicals, metals, and precious metals. Producers of commodity goods continued to benefit from strong global demand, especially from China, and years of underinvestment in production infrastructure. We continue with our underweight position in this sector, although we have found select names, such as Chicago Bridge & Iron, that may continue to benefit from commodity-related infrastructure builds.

While the small cap market has now outperformed the large cap market for the past six years, relative valuations are still only near average historical levels and, thus, we believe that we may continue to see small caps perform admirably over the course of 2005. Despite the quick market rally of the third and fourth quarters of 2004, earnings growth expectations for 2005 look reasonable as the domestic economy continues to expand and absolute valuations, while not at the significant discount of a few years past, are well within historical norms. We believe that the pickup in merger and acquisitions activity that was seen in 2004 should continue to be a positive backdrop for small cap performance in 2005.

AVERAGE ANNUAL TOTAL RETURN

1 year            15.38%
5 year            12.63%
Since inception    7.21%
(Inception date March 2, 1998).

 date       JNL/Lazard Small Cap Value Fund (Class A)   Russell 2000 Index
03/02/1998                           10,000.00            10,000.00
03/31/1998                           10,350.00            10,420.44
04/30/1998                           10,360.00            10,368.36
05/31/1998                            9,820.00             9,804.33
06/30/1998                            9,640.00             9,820.86
07/31/1998                            8,860.00             9,018.90
08/31/1998                            7,340.00             7,270.48
09/30/1998                            7,480.00             7,833.07
10/31/1998                            7,960.00             8,154.40
11/30/1998                            8,370.00             8,584.94
12/31/1998                            8,707.85             9,120.91
01/31/1999                            8,587.74             9,239.25
02/28/1999                            7,917.13             8,494.16
03/31/1999                            7,937.15             8,625.14
04/30/1999                            8,867.99             9,397.11
05/31/1999                            9,278.36             9,535.87
06/30/1999                            9,538.60             9,963.92
07/31/1999                            9,418.49             9,689.32
08/31/1999                            8,968.08             9,332.65
09/30/1999                            8,787.92             9,332.51
10/31/1999                            8,377.55             9,372.17
11/30/1999                            8,537.69             9,942.75
12/31/1999                            8,876.77            11,068.33
01/31/2000                            8,605.65            10,888.55
02/29/2000                            8,645.82            12,688.46
03/31/2000                            9,348.73            11,853.46
04/30/2000                            9,378.85            11,139.87
05/31/2000                            9,288.48            10,489.39
06/30/2000                            9,338.69            11,406.28
07/31/2000                            9,398.94            11,049.36
08/31/2000                            9,890.98            11,888.19
09/30/2000                            9,770.48            11,536.10
10/31/2000                            9,901.02            11,022.12
11/30/2000                            9,499.35             9,890.06
12/31/2000                           10,349.96            10,745.25
01/31/2001                           10,631.86            11,304.77
02/28/2001                           10,410.36            10,563.24
03/31/2001                           10,007.64            10,046.86
04/30/2001                           10,511.04            10,832.51
05/31/2001                           11,105.06            11,097.96
06/30/2001                           11,366.83            11,476.74
07/31/2001                           11,266.15            10,871.12
08/31/2001                           11,316.49            10,519.87
09/30/2001                           10,198.93             9,102.58
10/31/2001                           10,662.06             9,636.16
11/30/2001                           11,397.03            10,382.62
12/31/2001                           12,144.92            11,024.22
01/31/2002                           12,208.84            10,910.24
02/28/2002                           12,155.58            10,611.69
03/31/2002                           13,071.77            11,465.31
04/30/2002                           13,125.04            11,569.58
05/31/2002                           12,507.14            11,056.23
06/30/2002                           11,867.93            10,506.72
07/31/2002                           10,152.73             8,919.71
08/31/2002                           10,493.64             8,896.89
09/30/2002                            9,620.06             8,257.80
10/31/2002                           10,120.77             8,522.40
11/30/2002                           10,664.09             9,282.78
12/31/2002                           10,053.60             8,766.78
1/31/2003                             9,850.39             8,525.17
2/28/2003                             9,572.31             8,267.65
3/31/2003                             9,572.31             8,374.07
4/30/2003                            10,288.90             9,167.69
5/31/2003                            11,198.00            10,151.40
6/30/2003                            11,337.04            10,335.94
7/31/2003                            12,096.41            10,982.20
8/31/2003                            12,449.35            11,486.05
9/30/2003                            12,203.36            11,274.36
10/31/2003                           13,058.99            12,220.84
11/30/2003                           13,572.36            12,654.49
12/31/2003                           13,957.39            12,912.75
1/31/2004                            14,438.68            13,474.61
2/29/2004                            14,652.59            13,595.41
3/31/2004                            14,556.33            13,722.09
4/30/2004                            14,010.87            13,022.33
5/31/2004                            14,267.56            13,231.99
6/30/2004                            14,791.63            13,790.25
7/31/2004                            14,053.65            12,862.04
8/31/2004                            14,042.96            12,795.80
9/30/2004                            14,406.60            13,396.41
10/31/2004                           14,588.42            13,663.16
11/30/2004                           15,711.43            14,851.93
12/31/2004                           16,104.05            15,293.36



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

[INSERT LOGO]   MELLON CAPITAL MANAGEMENT CORP.
                TEAM MANAGEMENT

OBJECTIVE:

JNL/Mellon Capital Management Bond Index Fund seeks as its investment objective a moderate rate of income by investing in domestic fixed income investments, matching the performance of the Lehman Brothers Aggregate Bond Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S. bond market had another stellar year, as the Lehman Brothers Aggregate Bond Index gained 4.34%. 2004 marked the fifth straight year of gains for the broad index, and bested the 4.1% return of 2003. Bonds were able to gain despite the Federal Reserve's (the Fed) adoption of a tightening stance on interest rates. Beginning in June, the Fed raised the Fed Funds rate five times, to 2.25% from 1%. Despite rates rising at the short end of the yield curve, longer term rates finished the year lower. The 10-year note began the year with a yield of 4.4% and closed 2004 at 4.2%. The flattening of the yield curve meant that longer-maturity benchmarks outperformed shorter-maturity benchmarks. Corporate, mortgage, and agency bonds outperformed treasuries, as investors sought alternatives to continued historically low yields on Treasuries.

The first quarter proved volatile for fixed-income markets, yet the Lehman Brothers Aggregate Bond Index returned 2.66%, its best quarter since the third quarter of 2002. The yield on the benchmark 10-year Treasury note went from a high of 4.38% on January 2nd to a low of 3.67% on March 16th. The Lehman Brothers Aggregate Bond Index returned -2.4% in the second quarter, bringing its 2004 return to 0.2%. The yield on the 10- year Treasury note, which moves inversely to its price, surged to 4.62% from 3.86% at the prior quarter-end. Bonds prices rallied in the third quarter even though the Fed continued to raise short-term interest rates. Concerns about economic softness kept yield lower, helped by record-high oil prices. Bonds finished the year with small gains in the fourth quarter after investors believed that inflation was under control, despite warnings from the Fed that longer-term interest rates are expected to rise.

2004 was characterized by dramatic moves in interest rates as the market sentiment shifted from one of fears of an economic slowdown with the potential for deflation to the signs of a robust economic recovery. As the year progressed, the signs of a strong recovery were tempered somewhat by moderating economic indicators and surging oil prices. The year ended with the Fed removing monetary accommodation at a measured pace having increased interest rates on the short end by 125 basis points, and rates on the long end finishing the year at about the same level that they began, after fluctuating over 100 basis points during the year.

The Lehman Aggregate Bond Index returned 4.34% for 2004. Treasuries generated a better return in 2004, 3.54% vs. the 2.24% generated in 2003. Spread products had another strong year albeit generally weaker than 2003's numbers. Most spread sectors ended the year, with smartly tighter spreads and significant excess returns over treasuries. Agencies returned 78 basis points (bps) over Treasuries. Corporates returned over 150 bps in excess return to Treasuries, and mortgages had over 140 bps of excess return due to lower volatility and steady demand.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares return of 3.74% closely tracked the Lehman Brothers Aggregate Bond Index performance in 2004. Like the index, credit and structured product were the best performing asset classes. Lower quality corporate bonds outperformed their higher quality peers, generating higher excess returns as spreads contracted on signs of strengthening economic conditions.

AVERAGE ANNUAL TOTAL RETURN

1 year             3.74%
Since inception    5.09%
(Inception date January 15, 2002).

                JNL/Mellon Capital Management       Lehman Brothers
date               Bond Index Fund (Class A)      Aggregate Bond Index
1/15/2002                      10,000.00                  10,000.00
1/31/2002                       9,940.00                  10,080.00
2/28/2002                      10,040.00                  10,177.78
3/31/2002                       9,860.00                  10,008.82
4/30/2002                      10,030.00                  10,203.00
5/31/2002                      10,130.00                  10,289.72
6/30/2002                      10,230.00                  10,379.24
7/31/2002                      10,390.00                  10,504.83
8/31/2002                      10,550.00                  10,682.36
9/30/2002                      10,720.00                  10,855.42
10/31/2002                     10,670.00                  10,805.48
11/30/2002                     10,640.00                  10,802.24
12/31/2002                     10,855.18                  11,025.85
1/31/2003                      10,855.18                  11,035.77
2/28/2003                      11,000.20                  11,188.06
3/31/2003                      10,979.48                  11,179.11
4/30/2003                      11,041.63                  11,271.90
5/31/2003                      11,238.43                  11,481.56
6/30/2003                      11,207.36                  11,458.59
7/31/2003                      10,824.11                  11,073.59
8/31/2003                      10,875.90                  11,146.67
9/30/2003                      11,165.92                  11,442.06
10/31/2003                     11,041.63                  11,335.65
11/30/2003                     11,062.34                  11,362.85
12/31/2003                     11,166.40                  11,478.75
1/31/2004                      11,262.39                  11,570.58
2/29/2004                      11,369.04                  11,695.55
3/31/2004                      11,454.36                  11,783.26
4/30/2004                      11,155.74                  11,476.90
5/31/2004                      11,102.41                  11,430.99
6/30/2004                      11,155.74                  11,495.60
7/31/2004                      11,262.39                  11,609.54
8/31/2004                      11,475.69                  11,830.99
9/30/2004                      11,497.02                  11,863.09
10/31/2004                     11,582.34                  11,962.74
11/30/2004                     11,486.36                  11,867.04
12/31/2004                     11,584.16                  11,976.22


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
(FORMERLY JNL/CURIAN ENHANCED S&P 500 STOCK INDEX FUND)*

[INSERT LOGO]   MELLON CAPITAL MANAGEMENT CORP.
                TEAM MANAGEMENT

OBJECTIVE:

The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund produced strong performance throughout the year. As expected, there was a divergence in performance between the different economic sectors and portfolio characteristics of the index; however, our strategy does not take concentrated bets in any specific economic sector or any particular portfolio characteristic such as P/E or P/B. Instead, we believe that sector exposures and exposures to different factors such as P/E and P/B are systematic risks that cannot be diversified. Therefore the portfolio is constructed to be neutral on sector level risks and other factors such as P/E and P/B. For the year, our stock selection process successfully identified the most attractive stocks, contributing to the overall good performance of the Fund. The Fund's Class A shares returned 11.27% vs. 10.81% for it's benchmark the S&P 500 Index.

The stocks with the largest positive contribution to return were the following:
Veritas Software (+26 bps), EOG Resources Inc (+22 bps), Yahoo (+20 bps), Merck (+16 bps), Stryker Corp (+16 bps), Cisco Systems (+15bps) Pulte Homes (+12 bps).

The stocks with the largest negative contribution to the Fund's return were the following: PMC-Sierra Inc (-18 bps), Qualcomm Inc (-16 bps), Texas Instruments (-15 bps), Coca Cola Co (-14 bps), Teradyne Inc (-13 bps), Applied Materials (-12 bps), Conoco phillips (-12 bps).

AVERAGE ANNUAL TOTAL RETURN

1 year            11.27%
5 year            -3.36%
Since inception   -1.84%
(Inception date May 16, 1999).
*Prior to 12/15/2003, the Fund was managed by JP Morgan Investment Management Inc. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                    JNL/Mellon Capital Management Enhanced
date                  S&P 500 Stock Index Fund (Class A)         S&P 500 Index
05/16/1999                       10,000.00                      10,000.00
05/31/1999                        9,770.00                       9,723.48
06/30/1999                       10,240.00                      10,263.11
07/31/1999                        9,910.00                       9,942.65
08/31/1999                        9,840.00                       9,893.48
09/30/1999                        9,570.00                       9,622.24
10/31/1999                       10,080.00                      10,231.16
11/30/1999                       10,240.00                      10,439.15
12/31/1999                       10,685.25                      11,053.96
01/31/2000                       10,119.68                      10,498.59
02/29/2000                        9,897.49                      10,299.84
03/31/2000                       10,877.14                      11,307.48
04/30/2000                       10,483.26                      10,967.30
05/31/2000                       10,240.87                      10,742.27
06/30/2000                       10,483.26                      11,007.09
07/31/2000                       10,331.77                      10,834.99
08/31/2000                       10,978.13                      11,508.00
09/30/2000                       10,271.17                      10,900.43
10/31/2000                       10,250.97                      10,854.35
11/30/2000                        9,392.52                       9,998.61
12/31/2000                        9,469.07                      10,047.53
01/31/2001                        9,864.46                      10,404.01
02/28/2001                        8,921.61                       9,455.34
03/31/2001                        8,333.59                       8,856.33
04/30/2001                        9,053.40                       9,544.56
05/31/2001                        9,154.79                       9,608.52
06/30/2001                        8,941.88                       9,374.66
07/31/2001                        8,850.64                       9,282.35
08/31/2001                        8,282.90                       8,701.28
09/30/2001                        7,502.26                       7,998.63
10/31/2001                        7,664.47                       8,151.15
11/30/2001                        8,272.76                       8,776.41
12/31/2001                        8,353.88                       8,853.43
01/31/2002                        8,160.55                       8,729.48
02/28/2002                        7,967.22                       8,561.14
03/31/2002                        8,272.48                       8,883.12
04/30/2002                        7,712.84                       8,344.55
05/31/2002                        7,641.61                       8,283.08
06/30/2002                        7,041.27                       7,693.09
07/31/2002                        6,491.81                       7,093.35
08/31/2002                        6,532.51                       7,139.89
09/30/2002                        5,789.72                       6,363.92
10/31/2002                        6,278.13                       6,924.06
11/30/2002                        6,664.79                       7,331.60
12/31/2002                        6,270.21                       6,896.96
1/31/2003                         6,107.35                       6,716.28
2/28/2003                         6,015.74                       6,615.51
3/31/2003                         6,076.82                       6,679.74
4/30/2003                         6,575.58                       7,229.98
5/31/2003                         6,952.20                       7,610.91
6/30/2003                         7,023.45                       7,707.96
7/31/2003                         7,104.89                       7,843.88
8/31/2003                         7,227.03                       7,996.83
9/30/2003                         7,145.60                       7,911.96
10/31/2003                        7,573.12                       8,359.47
11/30/2003                        7,674.91                       8,433.02
12/31/2003                        8,094.11                       8,875.35
1/31/2004                         8,226.80                       9,038.25
2/29/2004                         8,318.66                       9,163.84
3/31/2004                         8,216.59                       9,025.59
4/30/2004                         8,114.53                       8,883.88
5/31/2004                         8,226.80                       9,005.80
6/30/2004                         8,400.32                       9,180.99
7/31/2004                         8,094.11                       8,876.67
8/31/2004                         8,124.73                       8,912.61
9/30/2004                         8,226.80                       9,009.08
10/31/2004                        8,369.70                       9,146.74
11/30/2004                        8,716.74                       9,516.79
12/31/2004                        9,006.25                       9,840.71



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

[INSERT LOGO]   MELLON CAPITAL MANAGEMENT CORP.
                TEAM MANAGEMENT

OBJECTIVE:

JNL/Mellon Capital Management International Index Fund seeks as its investment objective long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the MSCI E.A.FE. Index.

MONEY MANAGER COMMENTARY: INTERNATIONAL MARKET OVERVIEW: International equity markets enjoyed a strong year, as the MSCI EAFE Index gained 10.2% in local terms and 17.6% is U.S. dollar terms. The U.S. dollar finished the year at a nine-year low against a basket of major currencies, which boosted returns for U.S. investors. Within the MSCI EAFE Index, all markets posted positive returns in U.S. dollar terms, while Finland was the only negative market in local terms. The best-performing countries in U.S.-dollar terms were Austria (74%), Norway (49.6%), and Greece (41.2%). The lowest performers were the Netherlands (9.13%) and Finland (8%).

Generally, the international equity markets began the year reaching new highs, but experienced sharp corrections following the Madrid terrorist attack in mid-March. The euro weakened against the U.S. dollar, while the Japanese yen continued to strengthen against the U.S. currency. Overall, returns in U.S. dollar terms were sub par for European equities and very strong for Japanese equities, particularly Japanese financial stocks. During the second quarter of 2004, international equity markets had mixed performance. The euro strengthened against the U.S. dollar, while the Japanese yen was unchanged against the U.S. currency. By and large, returns in U.S. dollar terms were strong for European equities and sub par for Japanese equities. However, by the end of the third quarter, the international markets declined a bit, as the MSCI EAFE Index dropped 0.23% in U.S. dollar terms. High oil prices and their potential drag on global economic growth were major factors on overseas equity market returns. As the year came to a close, international stocks again moved upward to finish with solid gains, as continued low bond yields and higher expected earnings drove investors into equities.

FUND SPECIFIC OVERVIEW: For the year, the Fund performed well, in line with international markets. The Fund's Class A shares return of 19.49% closely tracked the Index return of 20.25%.

The weak U.S. dollar positively impacted the performance of international securities in 2004. The MSCI EAFE (Free) Index was up +13% in local currency terms and +20% in U.S. dollar terms during the year. As the largest country weight in the Fund, the U.K. (approximately 25% of the Fund) was the greatest contributor to performance, in large part due to the appreciation of the British pound versus the U.S. dollar (+8% for the year).

All the countries had favorable returns for the year, with Austria experiencing the best performance at +74% in U.S. dollar terms, and Finland as the lowest performing country, returning just +8%. The Fund's largest security holding, BP PLC (2% of the Fund), a U.K. company, was the largest positive contributor to performance, returning +24% in U.S. dollar terms, benefiting from the high price of oil during the year. AstraZeneca PLC, (U.K.) was the largest negative contributor to performance, losing -23% in U.S. dollar terms. The FDA rejected the company's application for its experimental blood thinner Exanta and also raised concerns about its anti-cholesterol drug Crestor, thus resulting in the stock's price decline.

AVERAGE ANNUAL TOTAL RETURN

1 year            19.49%
Since inception   12.49%
(Inception date January 15, 2002).

                JNL/Mellon Capital Management
date           International Index Fund (Class A)       MSCI E.A.FE. Index
1/15/2002                      10,000.00                  10,000.00
1/31/2002                       9,790.00                   9,778.00
2/28/2002                       9,860.00                   9,846.58
3/31/2002                      10,440.00                  10,379.20
4/30/2002                      10,450.00                  10,447.99
5/31/2002                      10,600.00                  10,580.37
6/30/2002                      10,170.00                  10,159.21
7/31/2002                       9,170.00                   9,156.29
8/31/2002                       9,130.00                   9,135.51
9/30/2002                       8,140.00                   8,154.41
10/31/2002                      8,580.00                   8,592.67
11/30/2002                      8,960.00                   8,982.65
12/31/2002                      8,639.59                   8,680.61
1/31/2003                       8,271.08                   8,318.21
2/28/2003                       8,076.58                   8,127.31
3/31/2003                       7,933.27                   7,967.62
4/30/2003                       8,690.77                   8,748.54
5/31/2003                       9,212.83                   9,278.64
6/30/2003                       9,427.80                   9,502.87
7/31/2003                       9,612.05                   9,732.90
8/31/2003                       9,878.20                   9,967.94
9/30/2003                      10,164.82                  10,275.21
10/31/2003                     10,789.25                  10,915.65
11/30/2003                     11,024.69                  11,158.33
12/31/2003                     11,862.72                  12,030.07
1/31/2004                      12,018.12                  12,200.19
2/29/2004                      12,297.85                  12,481.82
3/31/2004                      12,339.30                  12,552.05
4/30/2004                      11,987.04                  12,268.11
5/31/2004                      12,090.65                  12,294.06
6/30/2004                      12,370.38                  12,579.07
7/31/2004                      11,955.96                  12,170.83
8/31/2004                      12,007.76                  12,224.58
9/30/2004                      12,318.58                  12,544.08
10/31/2004                     12,722.63                  12,971.83
11/30/2004                     13,592.91                  13,857.98
12/31/2004                     14,174.64                  14,465.83



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
(FORMERLY JNL/CURIAN S&P 400 MIDCAP INDEX FUND)*

[INSERT LOGO]   MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:

JNL/Mellon Capital Management S&P 400 MidCap Index Fund seeks as its investment objective long-term capital growth by investing in equity securities of medium capitalization weighted domestic corporations and matching the performance of the S&P 400 Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

Fund Specific Overview: The Fund's Class A shares returned 15.79% v.s 16.39% for it's benchmark the S&P 400 Index.

During the year, there were 37 company deletions and 37 additions to the Index. As a result of these changes, the turnover for the index in 2004 was 16%. The largest deletion from the Index was Gilead Sciences (GILD). It was a 1.3% name in the S&P 400 Index before it was added to the S&P 500 Index.

The most notable add to the Index for the year was Urban Outfitters Inc. This security was added to the index at the close of business on August 31, 2004. Since its addition, the stock was up 46%, and for the year it was up 140%.

AVERAGE ANNUAL TOTAL RETURN

1 year            15.79%
Since inception   10.40%
(Inception date January 15, 2002).
*For the period from 12/15/03 until 02/17/04, the Fund was managed by Curian Capital LLC.

                   JNL/Mellon Capital Management
date           S&P 400 Mid Cap Index Fund (Class A)       S&P 400 Index
1/15/2002                  10,000.00                        10,000.00
1/31/2002                  10,080.00                        10,031.85
2/28/2002                  10,090.00                        10,044.17
3/31/2002                  10,800.00                        10,762.20
4/30/2002                  10,740.00                        10,711.87
5/31/2002                  10,560.00                        10,531.22
6/30/2002                   9,780.00                         9,760.38
7/31/2002                   8,830.00                         8,814.76
8/31/2002                   8,870.00                         8,859.21
9/30/2002                   8,150.00                         8,145.51
10/31/2002                  8,500.00                         8,498.39
11/30/2002                  8,980.00                         8,989.94
12/31/2002                  8,606.01                         8,624.99
1/31/2003                   8,344.31                         8,372.96
2/28/2003                   8,143.00                         8,173.54
3/31/2003                   8,213.46                         8,242.47
4/30/2003                   8,797.26                         8,840.74
5/31/2003                   9,521.97                         9,573.53
6/30/2003                   9,642.76                         9,695.41
7/31/2003                   9,974.92                        10,039.59
8/31/2003                  10,417.80                        10,494.82
9/30/2003                  10,256.75                        10,334.16
10/31/2003                 11,021.73                        11,115.65
11/30/2003                 11,394.16                        11,502.98
12/31/2003                 11,579.61                        11,697.07
1/31/2004                  11,821.90                        11,950.45
2/29/2004                  12,104.58                        12,237.56
3/31/2004                  12,155.05                        12,289.40
4/30/2004                  11,751.23                        11,886.04
5/31/2004                  11,983.43                        12,132.63
6/30/2004                  12,256.01                        12,408.73
7/31/2004                  11,670.47                        11,829.85
8/31/2004                  11,640.18                        11,798.93
9/30/2004                  11,973.33                        12,148.43
10/31/2004                 12,165.15                        12,342.65
11/30/2004                 12,871.84                        13,077.69
12/31/2004                 13,407.55                        13,625.45


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
(FORMERLY JNL/CURIAN S&P 500 INDEX FUND)*

[INSERT LOGO]   MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:

The JNL/Mellon Capital Management S&P 500 Index Fund seeks to match the performance of the S&P 500 Index with minimal tracking error. The strategy is constructed to mirror the index with the goal of providing long-term capital growth by investing in equity securities of large domestic companies.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.
U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

Fund Specific Overview: In 2004, the Fund's Class A shares return of 10.06% closely tracked the S&P 500 Index return of 10.81%. There were 20 Index additions and deletions throughout the year. The largest addition was News Corp (NWS.A), which was added to the Index on December 17, 2004. The most significant drops from the Index were due to mergers. The mergers included: PeopleSoft which was removed after the merger with Oracle; Bank One which was acquired by JP Morgan; AT&T Wireless which was acquired by Cingular Wireless; and FleetBoston which was acquired by Bank of America. The Fund turnover that resulted from these Index changes was 5.1%

AVERAGE ANNUAL TOTAL RETURN

1 year            10.06%
Since inception    3.13%
(Inception date January 15, 2002).
*For the period from 12/15/03 until 02/17/04, the Fund was managed by Curian Capital LLC.

                JNL/Mellon Capital Management
date            S&P 500 Index Fund (Class A)            S&P 500 Index
1/15/2002                 10,000.00                         10,000.00
1/31/2002                  9,920.00                          9,865.00
2/28/2002                  9,720.00                          9,674.76
3/31/2002                 10,080.00                         10,038.62
4/30/2002                  9,460.00                          9,430.00
5/31/2002                  9,380.00                          9,360.53
6/30/2002                  8,710.00                          8,693.80
7/31/2002                  8,040.00                          8,016.04
8/31/2002                  8,090.00                          8,068.63
9/30/2002                  7,210.00                          7,191.72
10/31/2002                 7,830.00                          7,824.73
11/30/2002                 8,280.00                          8,285.28
12/31/2002                 7,790.00                          7,794.10
1/31/2003                  7,580.00                          7,589.92
2/28/2003                  7,470.00                          7,476.04
3/31/2003                  7,530.00                          7,548.64
4/30/2003                  8,140.00                          8,170.45
5/31/2003                  8,570.00                          8,600.92
6/30/2003                  8,670.00                          8,710.60
7/31/2003                  8,820.00                          8,864.20
8/31/2003                  8,990.00                          9,037.05
9/30/2003                  8,890.00                          8,941.14
10/31/2003                 9,390.00                          9,446.86
11/30/2003                 9,460.00                          9,529.97
12/31/2003                 9,955.13                         10,029.85
1/31/2004                 10,127.12                         10,213.93
2/29/2004                 10,258.64                         10,355.86
3/31/2004                 10,096.77                         10,199.63
4/30/2004                  9,934.89                         10,039.48
5/31/2004                 10,066.42                         10,177.27
6/30/2004                 10,258.64                         10,375.23
7/31/2004                  9,914.66                         10,031.34
8/31/2004                  9,955.13                         10,071.94
9/30/2004                 10,056.30                         10,180.97
10/31/2004                10,197.94                         10,336.54
11/30/2004                10,602.62                         10,754.72
12/31/2004                10,957.00                         11,120.77



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
(FORMERLY JNL/CURIAN SMALL CAP INDEX FUND)*

[INSERT LOGO]   MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:

The JNL/Mellon Capital Management Small Cap Index Fund seeks to match the performance of the Russell 2000(R) Index with minimal tracking error. The strategy is constructed to mirror the index to provide long-term capital growth by investing in equity securities of small size domestic companies.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares returned 17.42% vs. 18.33% for it's benchmark the Russell 2000 Index. Russell implements a yearly restructuring of their indexes in June of each year. During June 2004, turnover due to Russell's restructuring was 18%. The fund must incur a similar amount of turnover to maintain its composition to match the Russell 2000 Index. To help improve the market coverage of their indecies, Russell announced in September 2004 a new policy of adding recent IPOs to their Indexes on a quarterly basis. The Index turnover resulting from this new initiative was almost 1% in September and 1% in December. Some of the largest IPO additions in 2004 were CB Richard Ellis Group and Biomed Realty Trust in September, and Saxon Capital and Calamos Asset Management in December. There was some underperformance in the Fund associated with the Russell rebalance in June of 2004.

AVERAGE ANNUAL TOTAL RETURN

1 year            17.42%
Since inception   11.32%
(Inception date January 15, 2002).
*For the period from 12/15/03 until 02/17/04, the Fund was managed by Curian Capital LLC.
                JNL/Mellon Capital Management
date           Small Cap Index Fund (Class A)           Russell 2000 Index
1/15/2002                 10,000.00                           10,000.00
1/31/2002                 10,010.00                            9,965.00
2/28/2002                  9,740.00                            9,692.32
3/31/2002                 10,520.00                           10,471.98
4/30/2002                 10,630.00                           10,567.22
5/31/2002                 10,150.00                           10,098.34
6/30/2002                  9,670.00                            9,596.44
7/31/2002                  8,220.00                            8,146.93
8/31/2002                  8,190.00                            8,126.08
9/30/2002                  7,600.00                            7,542.36
10/31/2002                 7,830.00                            7,784.03
11/30/2002                 8,500.00                            8,478.54
12/31/2002                 8,021.44                            8,007.24
1/31/2003                  7,789.08                            7,786.56
2/28/2003                  7,566.82                            7,551.36
3/31/2003                  7,647.65                            7,648.56
4/30/2003                  8,364.93                            8,373.42
5/31/2003                  9,233.75                            9,271.90
6/30/2003                  9,405.49                            9,440.46
7/31/2003                  9,981.34                           10,030.73
8/31/2003                 10,435.95                           10,490.92
9/30/2003                 10,244.01                           10,297.57
10/31/2003                11,092.62                           11,162.05
11/30/2003                11,476.52                           11,558.13
12/31/2003                11,701.89                           11,794.02
1/31/2004                 12,192.02                           12,307.20
2/29/2004                 12,304.34                           12,417.53
3/31/2004                 12,416.66                           12,533.24
4/30/2004                 11,783.57                           11,894.11
5/31/2004                 11,967.37                           12,085.60
6/30/2004                 12,437.08                           12,595.49
7/31/2004                 11,609.99                           11,747.70
8/31/2004                 11,538.51                           11,687.20
9/30/2004                 12,069.48                           12,235.78
10/31/2004                12,304.34                           12,479.42
11/30/2004                13,356.08                           13,565.19
12/31/2004                13,740.81                           13,968.37


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

[INSERT LOGO]   OPPENHEIMERFUNDS, INC.
                WILLIAM L. WILBY

OBJECTIVE:

JNL/Oppenheimer Global Growth Fund seeks as its investment objective capital appreciation.

MONEY MANAGER COMMENTARY:
The Fund turned in a strong performance for the 12 months ended December 31, 2004 on both an absolute and relative basis, outperforming the benchmark Morgan Stanley Capital International (MSCI) World Index by a solid margin for the year. The Fund's Class A shares returned 17.93% vs. 14.72% for it's benchmark the MSCI World Index. We continued to focus on our four core themes; mass affluence, new technology, restructuring, and demographic shifts, including aging with our holdings in technology and consumer discretionary stocks paying off particularly well.

Our performance through the year wasn't completely smooth, of course. After participating strongly in the nine-month global stock rally that ended in February 2004, our performance, like that of the overall global sector, slipped in mid-March and stayed in a narrow range through the summer. The slowdown during the first half of the reporting period was precipitated by concerns over geopolitical uncertainties, rising short-term interest rates, high oil prices, the U.S. Presidential election, the mounting U.S. current account deficit, and the weakening U.S. dollar. In the second half, however, a clear and undisputed election in the US, and continued good news on the global economy helped pave the way for strong performance in the fourth quarter. The year also saw some notable performance in some of the weaker areas of the Organization for Economic Co-operation and Development (OECD). Japan, for example, continues to enjoy a remarkable turnaround, emerging largely unaffected from China's efforts to slow its overheated economy and a stock-market pullback following the Yen's calendar second-quarter rally. In Europe, some companies successfully negotiated concessions from labor unions, a sign that the long-needed restructuring on the continent is finally gaining some momentum.

Beyond the broad market gain, Fund returns were also boosted by positions in stocks reflecting its technology and mass-affluence themes. Sirius Satellite Radio, Inc., QUALCOMM, Inc., and Ericsson (Telefonaktiebolaget LM Ericsson) were the major contributors in technology, while Hennes & Mauritz AB and Reckitt Benckiser plc were the key contributors in the mass affluence category. Gains in these and other stocks were partly offset by declines in other issues, including a Taiwanese semiconductor manufacturer that suffered during the industry's sell-off. During the period we also began to build several positions, including oil service companies Transocean, Inc. and Technip S.A., both of which should benefit from a rebound in oil exploration spurred by the hike in energy prices. Another acquisition, Toyota Motor Corp., lies within our mass-affluence theme.

There are some scattered clouds on the horizon, of course, including energy prices, and the U.S. current account deficit. Overall, however, we're optimistic about the prospects for the global economy. While the drivers differ from region to region, we believe the global economy overall is poised for solid growth and stocks worldwide are attractively priced.

AVERAGE ANNUAL TOTAL RETURN

1 year            17.93%
Since inception    4.93%
(Inception date May 1, 2001).

date            JNL/Oppenheimer Global Growth Fund (Class A)   MSCI World Index
5/1/2001                                    10,000.00                10,000.00
5/31/2001                                    9,820.00                 9,722.00
6/30/2001                                    9,670.00                 9,416.03
7/31/2001                                    9,480.00                 9,290.17
8/31/2001                                    9,160.00                 8,842.88
9/30/2001                                    8,010.00                 8,062.51
10/31/2001                                   8,390.00                 8,216.46
11/30/2001                                   9,080.00                 8,701.30
12/31/2001                                   9,270.00                 8,755.11
1/31/2002                                    8,990.00                 8,488.98
2/28/2002                                    8,890.00                 8,414.32
3/31/2002                                    9,400.00                 8,784.97
4/30/2002                                    9,170.00                 8,486.37
5/31/2002                                    9,120.00                 8,500.52
6/30/2002                                    8,550.00                 7,983.29
7/31/2002                                    7,600.00                 7,309.67
8/31/2002                                    7,690.00                 7,322.16
9/30/2002                                    6,970.00                 6,515.99
10/31/2002                                   7,260.00                 6,996.11
11/30/2002                                   7,660.00                 7,372.25
12/31/2002                                   7,200.00                 7,014.06
1/31/2003                                    6,920.00                 6,800.32
2/28/2003                                    6,730.00                 6,681.31
3/31/2003                                    6,640.00                 6,659.25
4/30/2003                                    7,180.00                 7,249.38
5/31/2003                                    7,790.00                 7,662.12
6/30/2003                                    8,000.00                 7,793.76
7/31/2003                                    8,290.00                 7,951.12
8/31/2003                                    8,610.00                 8,121.92
9/30/2003                                    8,720.00                 8,170.80
10/31/2003                                   9,350.00                 8,654.85
11/30/2003                                   9,530.00                 8,785.66
12/31/2003                                  10,120.00                 9,336.17
1/31/2004                                   10,380.00                 9,485.98
2/29/2004                                   10,560.00                 9,644.82
3/31/2004                                   10,550.00                 9,580.82
4/30/2004                                   10,210.00                 9,384.60
5/31/2004                                   10,270.00                 9,462.91
6/30/2004                                   10,420.00                 9,664.52
7/31/2004                                    9,920.00                 9,348.97
8/31/2004                                    9,890.00                 9,390.06
9/30/2004                                   10,310.00                 9,567.70
10/31/2004                                  10,620.00                 9,801.82
11/30/2004                                  11,470.00                10,316.72
12/31/2004                                  11,934.79                10,710.54



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/OPPENHEIMER GROWTH FUND

[INSERT LOGO]   OPPENHEIMERFUNDS, INC.
                BRUCE BARTLETT

OBJECTIVE:

JNL/Oppenheimer Growth Fund seeks as its investment objective capital appreciation.

MONEY MANAGER COMMENTARY:
Performance was challenged during the Fund's 12-month fiscal period-a time of significant volatility in the equity markets-with the Fund's results trailing those of the broad stock market. The Fund's Class A shares returned 4.23% vs. 10.88% for it's benchmark the S&P 500 Index. Also hindering results was the portfolio manager transition culminating with the changes made by David Poiesz, the new portfolio manager who took over in June 2004. In the transition to new portfolio management, we also implemented subtle shifts to create a mix of well-established, classic growth stocks balanced by more-opportunistic and dynamic emerging-growth stocks. In particular, we looked to add companies with above-average earnings growth, strong and seasoned leadership, and healthy balance sheets. We also took several steps to help manage the Fund's risk while maintaining its growth focus.

When the period began, stocks were in the midst of an upward climb. Investors noted an increasing amount of data suggesting a rapidly strengthening economy. Stocks, especially growth stocks, performed well in the first few weeks of 2004. Beginning in mid January 2004, however, stock prices headed lower as investors developed new concerns. The stronger economy, for example, led to fears of inflation, which would likely encourage the Fed to change course and raise interest rates (the Fed did indeed change course and increase rates five times before 2004 ended). Inflation concerns became even more pronounced following better-than-expected employment data and tangible evidence of rising consumer prices.

Other factors also weighed on the market. Oil prices soared to as much as $55 per barrel in October, threatening the global economic recovery. Geopolitical worries increased after the March 2004 terrorist bombings in Spain and with ongoing instability in Iraq. The Chinese government's plans to slow down economic growth to ward off inflation drew concern from investors, who worried that the efforts might go too far. Finally, the U.S. presidential election led to questions about the future direction of equity prices. Investors were left wondering whether to expect further declines or to view low valuations as an attractive buying opportunity for stocks.

Nevertheless, the U.S. stock market closed out 2004 with a decent showing after all. An optimistic outlook ultimately triumphed, as investors reacted favorably to the decisive Republican victory in the November election as well as became more comfortable with the FED's measured pace and an unusually clear road map for future Fed actions. Additionally, soaring corporate profits have provided companies with record amounts of cash with has in turn created a merger boom.

On a sector basis, we added to our holdings in the technology sector, especially among higher-quality names, during the reporting period. We also selectively purchased smaller-capitalization technology stocks that we believed were particularly well positioned. Our computer and peripherals group that included Apple Computer, EMC, and Sun Microsystems, and an emphasis in the software group throughout the year led to an overall good technology performance. The Industrials sector benefited from a strong US economy in 2004. We were particularly pleased with our large position in General Electric Co., a conglomerate giant. Our Consumer Discretionary sector was also a strong sector, with most of the performance coming from our stock selection in specialty retail, which included Staples, Inc., Home Depot, Inc, and a clothing retailer. On the other hand, our modest exposure to hotels and restaurants group and a couple of disappointing holdings such as Univision Communications, Inc., detracted from performance. Our Energy and Financials sectors were other relative detractors from performance for the year.

Looking at the larger picture, we believe most companies have been posting strong top and bottom line growth, and while the pace has slowed from unsustainably high levels, we are optimistic regarding earnings. Given the fact that the overall business environment continues to improve as evidenced by broad based strength in capital spending and historically low debt to cash levels, we continue to be optimistic regarding the outlook for growth stocks. Accordingly, we are continuing to position the Fund to benefit from an environment of long-term moderate economic growth. In doing so, we are finding fresh opportunities to invest in growth-oriented companies with sound fundamentals and strong prospects of earnings and revenue growth.

AVERAGE ANNUAL TOTAL RETURN

1 year             4.23%
Since inception   -3.91%
(Inception date May 1, 2001).

date            JNL/Oppenheimer Growth Fund (Class A)      S&P 500 Index
5/1/2001                             10,000.00                10,000.00
5/31/2001                             9,910.00                 9,931.00
6/30/2001                             9,730.00                 9,689.00
7/31/2001                             9,560.00                 9,594.00
8/31/2001                             8,990.00                 8,993.00
9/30/2001                             8,740.00                 8,267.00
10/31/2001                            8,820.00                 8,425.00
11/30/2001                            9,290.00                 9,071.00
12/31/2001                            9,418.39                 9,151.00
1/31/2002                             9,128.14                 9,022.46
2/28/2002                             8,827.87                 8,848.47
3/31/2002                             9,088.10                 9,181.26
4/30/2002                             8,747.80                 8,624.61
5/31/2002                             8,577.64                 8,561.08
6/30/2002                             8,197.31                 7,951.29
7/31/2002                             7,586.76                 7,331.41
8/31/2002                             7,596.77                 7,379.52
9/30/2002                             7,266.48                 6,577.50
10/31/2002                            7,506.69                 7,156.45
11/30/2002                            7,326.53                 7,577.66
12/31/2002                            7,036.27                 7,128.43
1/31/2003                             6,856.11                 6,941.69
2/28/2003                             6,816.07                 6,837.54
3/31/2003                             7,056.29                 6,903.93
4/30/2003                             7,316.52                 7,472.64
5/31/2003                             7,676.84                 7,866.35
6/30/2003                             7,736.90                 7,966.66
7/31/2003                             8,087.21                 8,107.14
8/31/2003                             8,097.22                 8,265.22
9/30/2003                             7,877.02                 8,177.50
10/31/2003                            8,187.30                 8,640.03
11/30/2003                            8,107.23                 8,716.05
12/31/2003                            8,287.39                 9,173.23
1/31/2004                             8,457.54                 9,341.59
2/29/2004                             8,487.56                 9,471.40
3/31/2004                             8,327.42                 9,328.51
4/30/2004                             8,347.44                 9,182.04
5/31/2004                             8,467.55                 9,308.06
6/30/2004                             8,487.56                 9,489.12
7/31/2004                             7,937.07                 9,174.59
8/31/2004                             7,796.95                 9,211.73
9/30/2004                             7,947.08                 9,311.45
10/31/2004                            8,017.14                 9,453.73
11/30/2004                            8,397.48                 9,836.20
12/31/2004                            8,637.70                10,170.98


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/PIMCO TOTAL RETURN BOND FUND

[INSERT LOGO]   PACIFIC INVESTMENT MANAGEMENT COMPANY
                WILLIAM H. GROSS

OBJECTIVE:

JNL/PIMCO Total Return Bond Fund seeks as its investment objective to realize maximum total return, consistent with preservation of capital and prudent investment management through investment in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three to six year time frame based on the sub-adviser's forecast for interest rates.

MONEY MANAGER COMMENTARY:
All fixed income sectors gained in the fourth quarter capping a year in which bonds displayed unexpected growth. The Fund's Class A shares returned 4.45% vs. 4.31% for it's benchmark the Lehman Brothers Aggregate Bond Index. The yield on the 10-year Treasury note fell by 3 basis points, to 4.22% at the end of the year. The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 4.34% for the year despite several major headwinds. These included expanding U.S. fiscal deficits, a falling U.S. dollar and market perceptions as the year began that interest rates were bound to rise from levels near historic lows.

Besides these headwinds, fixed income markets had to weather a tightening cycle by the Federal Reserve that began in June. The central bank raised the federal funds rate five times during the year for a total of 125 basis points. The latest move came on December 14, when the Fed hiked rates by 25 basis points to 2.25%. Despite this tightening cycle, bond investors were encouraged by statements from the Fed that it would continue to move at a measured pace. Investors also understood that the Fed was lifting rates from unusually low levels that had been set to ward off deflation.

The Fund focused on quality, value and prudent diversification outside of index sectors in an environment where bond markets presented limited buying opportunities. The Fund's below-market duration was negative for performance in the falling interest rate environment. However, a focus on short to intermediate maturities was a positive as yields in this portion of the yield curve fell the most. With respect to sectors, holdings of European issues, TIPS (Treasury Inflation Protected Securities), emerging market bonds, and municipal bonds all contributed to relative performance. An underweight exposure to U.S. corporate and mortgage-backed securities detracted from performance, although, security selection in these sectors added value.

Global growth should slow in 2005 as the U.S. recovery cools off and Europe and Japan prove unable to pick up the slack. Higher unit labor costs and a weaker dollar should create inflationary pressure, but lingering overcapacity worldwide may limit this impact over a cyclical time frame. The Fed should continue its measured pace of tightening with a goal of 2.5% to 3% for a neutral fed funds rate.

In this environment the Fund will be positioned defensively and look for value as interest rates are near historical lows and core bond sectors continue to be rich. Target U.S. duration below-index to limit risk from higher rates but take exposure to intermediate maturities in Europe, where growth and rate pressures will be more muted. Emphasize short/intermediate maturities, which offer structural advantages given a steep yield curve. Underweight mortgages and corporates as investors stretching for yield have bid valuations up to frothy levels. Hold TIPS, which should outperform nominal bonds as the Fed seeks to keep real yields low to stimulate the economy. Own emerging market bonds, which could benefit from credit upgrades amid growing trade surpluses and ample currency reserves. Hold longer maturity municipal bonds, which provide attractive yields vs. Treasuries with modest credit risk.

Past performance is no guarantee of future results. This report contains the current opinions of the manager and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed reliable, but not guaranteed.

Each sector of the bond market entails risk. Municipals may realize gains & may incur a tax liability from time to time. The guarantee on Treasuries & Government Bonds is to the timely repayment of principal and interest, shares of a portfolio are not guaranteed. Mortgage-backed securities & Corporate Bonds may be sensitive to interest rates. Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value a portfolio that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate. When interest rates rise, the value of fixed income securities generally declines and there is no assurance that private guarantors or insurers will meet their obligations. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated bonds. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments, which may be enhanced when investing in emerging markets. Duration is a measure of price sensitivity to interest rates and is expressed in years. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

AVERAGE ANNUAL TOTAL RETURN

1 year             4.23%
5 year             7.82%
Since inception    6.49%
(Inception date March 2, 1998).

                    JNL/PIMCO Total               Lehman Brothers
date           Return Bond Fund (Class A)       Aggregate Bond Index
3/2/1998                  10,000.00                        10,000.00
3/31/1998                  9,940.00                         9,917.91
4/30/1998                  9,970.00                         9,968.48
5/31/1998                 10,200.00                        10,064.19
6/30/1998                 10,330.00                        10,147.81
7/31/1998                 10,290.00                        10,169.17
8/31/1998                 10,440.00                        10,329.56
9/30/1998                 10,650.00                        10,577.07
10/31/1998                10,540.00                        10,577.58
11/30/1998                10,510.00                        10,581.19
12/31/1998                10,569.69                        10,613.03
1/31/1999                 10,694.53                        10,688.84
2/28/1999                 10,465.66                        10,502.21
3/31/1999                 10,600.90                        10,560.48
4/30/1999                 10,559.29                        10,593.95
5/31/1999                 10,476.06                        10,501.12
6/30/1999                 10,434.45                        10,467.58
7/31/1999                 10,413.64                        10,423.11
8/31/1999                 10,434.45                        10,417.82
9/30/1999                 10,538.48                        10,538.71
10/31/1999                10,569.69                        10,577.58
11/30/1999                10,590.50                        10,576.53
12/31/1999                10,542.19                        10,525.53
1/31/2000                 10,509.38                        10,490.79
2/29/2000                 10,629.68                        10,617.73
3/31/2000                 10,793.71                        10,757.88
4/30/2000                 10,739.03                        10,726.69
5/31/2000                 10,749.97                        10,721.32
6/30/2000                 10,946.82                        10,944.33
7/31/2000                 11,034.30                        11,043.92
8/31/2000                 11,209.28                        11,204.06
9/30/2000                 11,263.96                        11,274.64
10/31/2000                11,362.38                        11,349.06
11/30/2000                11,581.10                        11,535.18
12/31/2000                11,780.85                        11,749.73
1/31/2001                 11,952.58                        11,749.73
2/28/2001                 12,067.07                        11,749.73
3/31/2001                 12,147.21                        12,105.75
4/30/2001                 12,044.17                        12,105.75
5/31/2001                 12,078.52                        12,105.75
6/30/2001                 12,124.31                        12,173.54
7/31/2001                 12,502.12                        12,173.54
8/31/2001                 12,650.96                        12,173.54
9/30/2001                 12,868.48                        12,734.74
10/31/2001                13,143.26                        12,734.74
11/30/2001                12,960.08                        12,734.74
12/31/2001                12,902.91                        12,741.11
1/31/2002                 13,072.36                        12,843.04
2/28/2002                 13,253.92                        12,967.62
3/31/2002                 13,011.84                        12,752.35
4/30/2002                 13,253.92                        12,999.75
5/31/2002                 13,314.44                        13,110.25
6/30/2002                 13,290.24                        13,224.31
7/31/2002                 13,338.65                        13,384.32
8/31/2002                 13,604.94                        13,610.52
9/30/2002                 13,713.88                        13,831.01
10/31/2002                13,713.88                        13,767.38
11/30/2002                13,774.40                        13,763.25
12/31/2002                14,044.21                        14,048.15
1/31/2003                 14,116.86                        14,060.80
2/28/2003                 14,334.78                        14,254.84
3/31/2003                 14,322.68                        14,243.43
4/30/2003                 14,492.17                        14,361.65
5/31/2003                 14,734.32                        14,628.78
6/30/2003                 14,722.21                        14,599.52
7/31/2003                 14,153.18                        14,108.98
8/31/2003                 14,274.25                        14,202.10
9/30/2003                 14,649.57                        14,578.45
10/31/2003                14,540.60                        14,442.87
11/30/2003                14,564.82                        14,477.54
12/31/2003                14,715.77                        14,625.21
1/31/2004                 14,803.36                        14,742.21
2/29/2004                 14,953.52                        14,901.42
3/31/2004                 15,078.66                        15,013.18
4/30/2004                 14,715.77                        14,622.84
5/31/2004                 14,653.20                        14,564.35
6/30/2004                 14,728.28                        14,646.67
7/31/2004                 14,865.93                        14,791.85
8/31/2004                 15,153.74                        15,074.00
9/30/2004                 15,191.28                        15,114.90
10/31/2004                15,341.44                        15,241.86
11/30/2004                15,266.36                        15,119.93
12/31/2004                15,370.41                        15,259.03



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/PUTNAM EQUITY FUND

[INSERT LOGO]   PUTNAM INVESTMENT MANAGEMENT, LLC
                U.S. CORE EQUITY TEAM

OBJECTIVE:

JNL/Putnam Equity Fund takes a bottom-up approach, seeking to identify the most attractive investment opportunities based on valuation, while considering overall portfolio construction.

MONEY MANAGER COMMENTARY:
During 2004, the Fund's Class A shares return of 13.04% outperformed the 10.88% return of its benchmark, the S&P 500 Index. This relative outperformance was fueled by solid stock selection within the financial, consumer cyclicals, and consumer staples sectors, which contributed most to relative results. Positions in the communications services and transportation sectors detracted modestly from relative performance.

Within financials, our overweight in mortgage finance (Freddie Mac), selections within insurance (AIG) and consumer finance (Capital One, Countrywide Financial) were most beneficial. Homebuilders (NVR, Lennar) were the strongest contributors within consumer cyclicals. Gaming & lottery (Harrah's Entertainment), leisure time products (Harley-Davidson), and retailers (Staples, underweight Wal-Mart) also aided relative performance in this sector.

The consumer staples and health-care sectors also contributed to outperformance, particularly within the tobacco (Altria) and consumer goods (Avon) industries. Selections within health-care services (Cigna, Wellpoint Health) and a large overweight in pharmaceutical giant Johnson & Johnson also aided results.

Stock selection in telecommunications (Level 3 Communications) and cable TV (Comcast) detracted most from relative returns in the communications services sector. High oil prices constrained results in the transportation sector, particularly in railroads (Union Pacific) and airlines (Southwest Airlines).

The Fund currently has significant exposure within the financial, healthcare, consumer cyclicals, and technology sectors. Our least-favored sectors include the communication services, utilities and conglomerates.

AVERAGE ANNUAL TOTAL RETURN

1 year            13.04%
5 year            -7.62%
Since inception    9.08%
(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

date         JNL/Putnam Equity Fund (Class A)      S&P 500 Index
5/15/1995                 10,000.00                  10,000.00
5/31/1995                 10,030.00                  10,130.00
6/30/1995                 10,540.00                  10,356.00
7/31/1995                 11,490.00                  10,694.00
8/31/1995                 11,640.00                  10,726.00
9/30/1995                 12,080.00                  11,179.00
10/31/1995                11,880.00                  11,139.00
11/30/1995                12,560.00                  11,627.00
12/31/1995                12,733.84                  11,851.00
1/31/1996                 13,284.61                  12,254.00
2/29/1996                 13,692.18                  12,368.00
3/31/1996                 13,769.29                  12,487.00
4/30/1996                 14,826.77                  12,671.00
5/31/1996                 15,344.49                  12,996.00
6/30/1996                 15,355.51                  13,046.00
7/31/1996                 14,463.26                  12,469.00
8/31/1996                 15,091.14                  12,732.00
9/30/1996                 15,520.74                  13,448.00
10/31/1996                15,719.02                  13,819.00
11/30/1996                16,578.22                  14,862.00
12/31/1996                16,147.97                  14,568.00
1/31/1997                 17,307.08                  15,477.04
2/28/1997                 16,909.35                  15,597.76
3/31/1997                 15,886.61                  14,958.26
4/30/1997                 16,284.34                  15,849.77
5/31/1997                 16,784.35                  16,813.43
6/30/1997                 17,613.91                  17,566.68
7/31/1997                 19,125.29                  18,963.23
8/31/1997                 17,977.55                  17,901.29
9/30/1997                 19,057.11                  18,882.28
10/31/1997                18,625.28                  18,251.61
11/30/1997                19,466.21                  19,096.66
12/31/1997                19,681.74                  19,424.43
1/31/1998                 19,878.68                  19,639.25
2/28/1998                 21,500.48                  21,055.75
3/31/1998                 22,890.60                  22,133.99
4/30/1998                 22,994.86                  22,417.75
5/31/1998                 22,485.15                  21,996.30
6/30/1998                 24,141.70                  22,862.95
7/31/1998                 23,875.26                  22,620.12
8/31/1998                 19,878.68                  19,352.80
9/30/1998                 21,245.62                  20,592.62
10/31/1998                22,380.89                  22,266.16
11/30/1998                23,875.26                  23,615.11
12/31/1998                26,555.72                  24,975.06
1/31/1999                 27,786.01                  26,019.44
2/28/1999                 26,811.06                  25,211.07
3/31/1999                 27,960.11                  26,219.74
4/30/1999                 28,018.14                  27,235.12
5/31/1999                 26,857.49                  26,591.99
6/30/1999                 29,051.12                  28,067.79
7/31/1999                 28,215.45                  27,191.38
8/31/1999                 27,704.76                  27,056.91
9/30/1999                 27,588.70                  26,315.12
10/31/1999                29,515.38                  27,980.40
11/30/1999                30,710.85                  28,549.21
12/31/1999                34,364.67                  30,230.62
1/31/2000                 32,311.24                  28,711.77
2/29/2000                 32,782.32                  28,168.23
3/31/2000                 35,463.86                  30,923.95
4/30/2000                 33,217.17                  29,993.60
5/31/2000                 31,840.16                  29,378.20
6/30/2000                 33,531.22                  30,102.43
7/31/2000                 33,011.83                  29,631.78
8/31/2000                 35,584.65                  31,472.32
9/30/2000                 33,084.30                  29,810.74
10/31/2000                31,707.30                  29,684.73
11/30/2000                27,805.79                  27,344.42
12/31/2000                28,231.33                  27,478.21
1/31/2001                 27,763.07                  28,453.11
2/28/2001                 24,645.42                  25,858.67
3/31/2001                 22,525.91                  24,220.50
4/30/2001                 24,571.48                  26,102.68
5/31/2001                 24,583.81                  26,277.59
6/30/2001                 23,918.38                  25,638.02
7/31/2001                 23,018.82                  25,385.59
8/31/2001                 21,207.38                  23,796.45
9/30/2001                 19,235.75                  21,874.84
10/31/2001                19,654.72                  22,291.95
11/30/2001                21,219.71                  24,001.92
12/31/2001                21,170.42                  24,212.56
1/31/2002                 20,504.99                  23,873.58
2/28/2002                 19,531.50                  23,413.21
3/31/2002                 20,381.76                  24,293.75
4/30/2002                 19,346.65                  22,820.87
5/31/2002                 19,198.78                  22,652.75
6/30/2002                 17,843.28                  21,039.24
7/31/2002                 16,438.50                  19,399.04
8/31/2002                 16,611.01                  19,526.32
9/30/2002                 14,935.12                  17,404.18
10/31/2002                16,278.30                  18,936.08
11/30/2002                16,968.37                  20,050.62
12/31/2002                16,068.81                  18,861.96
1/31/2003                 15,563.58                  18,367.83
2/28/2003                 15,230.87                  18,092.24
3/31/2003                 15,366.42                  18,267.91
4/30/2003                 16,635.66                  19,772.72
5/31/2003                 17,547.54                  20,814.48
6/30/2003                 17,757.03                  21,079.91
7/31/2003                 18,003.48                  21,451.63
8/31/2003                 18,373.16                  21,869.92
9/30/2003                 18,311.55                  21,637.81
10/31/2003                19,371.30                  22,861.67
11/30/2003                19,469.88                  23,062.80
12/31/2003                20,443.64                  24,272.52
1/31/2004                 20,888.60                  24,718.01
2/29/2004                 21,098.72                  25,061.47
3/31/2004                 20,863.88                  24,683.39
4/30/2004                 20,394.20                  24,295.84
5/31/2004                 20,802.08                  24,629.28
6/30/2004                 21,172.89                  25,108.36
7/31/2004                 20,320.04                  24,276.12
8/31/2004                 20,394.20                  24,374.39
9/30/2004                 20,690.84                  24,638.25
10/31/2004                21,135.81                  25,014.72
11/30/2004                22,099.89                  26,026.74
12/31/2004                23,110.14                  26,912.58



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/PUTNAM INTERNATIONAL EQUITY FUND

[INSERT LOGO]   PUTNAM INVESTMENT MANAGEMENT, LLC
                CORE INTERNATIONAL EQUITY TEAM

OBJECTIVE:

JNL/Putnam International Equity Fund seeks as its investment objective long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

MONEY MANAGER COMMENTARY:
The Fund's Class A shares posted double-digit gains of 16.34% in 2004, but trailed benchmark, the MSCI E.A.FE. Index (up 20.25% in U.S. dollars) as challenging market dynamics made the benchmark hard to beat. Overweighting Swiss equities coupled with underweighting Australia hurt, as did stock selection in South Korea and Europe. Favorable currency exposure helped performance.

For the second year, international equities posted phenomenal gains. After a strong first quarter and a relatively flat summer, markets soared in the fourth quarter.

Similar to the prior year, 2004 was a challenging period for valuation-oriented investment processes such as ours, favoring companies with strong upside potential, especially in terms of future growth. The extended period of low interest rates provided greater levels of liquidity, enabling the stocks of distressed companies to prosper. During this period, there was less distinction between companies benefiting from low interest rates and those continually generating better growth and returns. Our large-cap bias also hurt, as excess market liquidity extended the international small-cap rally.

During of the latter half of 2004, as global interest rates rose and growth slowed, the markets began transitioning to an environment where investment approaches such as ours should thrive. We expect rates will continue rising and your Fund should benefit.

We continue to focus on high-quality, industry-leading companies. Our recent efforts to increase our regional focus over the past several months have only just begun to reward our investors. The focus has helped unearth compelling stock ideas and allowed us to narrow the portfolio's underweight to the banking sector.

We continue to favor emerging markets focusing on South Korea, Brazil, and Taiwan. Among developed markets, we are underweight Europe where we are underweight the United Kingdom and overweight Switzerland. Further, we are underweight developed Asia, notably Australia.

Among sectors, we are overweight telecoms and transportation, and underweight financials, utilities, and technology.

AVERAGE ANNUAL TOTAL RETURN

1 year            16.34%
5 year            -4.02%
Since inception    4.60%
(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by Rowe-Price Fleming International, Inc.

                        JNL/Putnam
date         International Equity Fund (Class A)       MSCI E.A.FE. Index
5/15/1995                            10,000.00                10,000.00
5/31/1995                             9,990.00                 9,999.00
6/30/1995                             9,950.00                 9,810.00
7/31/1995                            10,530.00                10,407.00
8/31/1995                            10,250.00                 9,997.00
9/30/1995                            10,430.00                10,178.00
10/31/1995                           10,240.00                 9,981.00
11/30/1995                           10,360.00                10,153.00
12/31/1995                           10,720.00                10,548.00
1/31/1996                            10,970.00                10,578.00
2/29/1996                            11,050.00                10,600.00
3/31/1996                            11,250.00                10,811.00
4/30/1996                            11,570.00                11,112.00
5/31/1996                            11,500.00                10,893.00
6/30/1996                            11,630.00                10,940.00
7/31/1996                            11,280.00                10,606.00
8/31/1996                            11,440.00                10,614.00
9/30/1996                            11,710.00                10,882.00
10/31/1996                           11,640.00                10,756.00
11/30/1996                           12,220.00                11,169.00
12/31/1996                           12,210.72                11,010.00
1/31/1997                            12,069.20                10,627.18
2/28/1997                            12,220.83                10,803.59
3/31/1997                            12,190.50                10,845.40
4/30/1997                            12,311.80                10,905.60
5/31/1997                            13,069.92                11,617.95
6/30/1997                            13,625.87                12,261.23
7/31/1997                            14,009.98                12,462.07
8/31/1997                            12,706.02                11,533.90
9/30/1997                            13,565.22                12,182.56
10/31/1997                           12,513.96                11,248.77
11/30/1997                           12,473.53                11,136.73
12/31/1997                           12,534.44                11,236.41
1/31/1998                            12,959.51                11,735.76
2/28/1998                            13,737.08                12,473.76
3/31/1998                            14,213.99                12,842.69
4/30/1998                            14,328.04                12,928.74
5/31/1998                            14,234.73                12,851.17
6/30/1998                            14,224.36                12,933.41
7/31/1998                            14,431.71                13,049.30
8/31/1998                            12,596.65                11,417.20
9/30/1998                            12,306.35                11,051.43
10/31/1998                           13,436.42                12,187.59
11/30/1998                           13,892.60                12,796.44
12/31/1998                           14,343.24                13,285.47
1/31/1999                            14,185.27                13,230.64
2/28/1999                            13,911.46                12,899.64
3/31/1999                            14,501.20                13,422.29
4/30/1999                            15,048.81                13,950.35
5/31/1999                            14,353.77                13,216.29
6/30/1999                            14,869.79                13,715.87
7/31/1999                            15,122.53                14,107.41
8/31/1999                            15,312.09                14,142.76
9/30/1999                            15,375.27                14,269.00
10/31/1999                           15,849.17                14,787.43
11/30/1999                           16,881.21                15,285.55
12/31/1999                           18,948.66                16,648.71
1/31/2000                            17,842.66                15,579.10
2/29/2000                            18,779.37                15,947.59
3/31/2000                            18,993.80                16,630.96
4/30/2000                            17,944.23                15,761.95
5/31/2000                            17,030.09                15,394.79
6/30/2000                            18,102.23                16,001.10
7/31/2000                            17,504.09                15,323.71
8/31/2000                            17,842.66                15,461.65
9/30/2000                            16,702.81                14,707.35
10/31/2000                           16,115.95                14,350.74
11/30/2000                           15,483.95                13,806.12
12/31/2000                           16,298.55                14,289.71
1/31/2001                            15,965.39                14,282.33
2/28/2001                            15,045.84                13,211.61
3/31/2001                            13,979.71                12,330.92
4/30/2001                            14,872.60                13,187.81
5/31/2001                            14,499.45                12,722.36
6/30/2001                            14,059.67                12,202.08
7/31/2001                            13,713.17                11,980.07
8/31/2001                            13,380.01                11,676.47
9/30/2001                            12,073.99                10,493.79
10/31/2001                           12,287.22                10,762.56
11/30/2001                           12,753.65                11,159.30
12/31/2001                           12,992.22                11,225.60
1/31/2002                            12,360.09                10,629.13
2/28/2002                            12,481.14                10,703.68
3/31/2002                            13,140.16                11,282.66
4/30/2002                            13,005.67                11,357.43
5/31/2002                            13,032.57                11,501.34
6/30/2002                            12,440.79                11,043.52
7/31/2002                            11,001.69                 9,953.30
8/31/2002                            10,867.20                 9,930.71
9/30/2002                             9,629.84                 8,864.21
10/31/2002                           10,248.52                 9,340.62
11/30/2002                           10,705.80                 9,764.54
12/31/2002                           10,318.32                 9,436.21
1/31/2003                             9,815.32                 9,042.27
2/28/2003                             9,584.21                 8,834.75
3/31/2003                             9,421.07                 8,661.16
4/30/2003                            10,331.91                 9,510.06
5/31/2003                            10,862.10                10,086.30
6/30/2003                            10,957.26                10,330.05
7/31/2003                            11,120.40                10,580.10
8/31/2003                            11,365.10                10,835.60
9/30/2003                            11,582.62                11,169.61
10/31/2003                           12,140.00                11,865.80
11/30/2003                           12,398.29                12,129.60
12/31/2003                           13,261.80                13,077.23
1/31/2004                            13,496.40                13,262.15
2/29/2004                            13,758.60                13,568.30
3/31/2004                            13,689.60                13,644.65
4/30/2004                            13,248.00                13,335.99
5/31/2004                            13,275.60                13,364.20
6/30/2004                            13,427.40                13,674.02
7/31/2004                            13,013.40                13,230.24
8/31/2004                            13,110.00                13,288.67
9/30/2004                            13,413.60                13,635.98
10/31/2004                           13,813.80                14,100.97
11/30/2004                           14,710.80                15,064.25
12/31/2004                           15,428.36                15,725.01





Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/PUTNAM MIDCAP GROWTH FUND

[INSERT LOGO]   PUTNAM INVESTMENT MANAGEMENT, LLC
                MIDCAP EQUITY GROWTH TEAM

OBJECTIVE:

JNL/Putnam Midcap Growth Fund seeks as its investment objective capital appreciation. The Fund invests mainly in common stocks of U.S. companies with a focus on growth stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

MONEY MANAGER COMMENTARY:
The Fund's Class A shares return of 18.62% significantly outperformed the 16.49% return of its benchmark, the S&P MidCap 400 Index for the year due to strong stock selection in capital goods, consumer staples, and technology. Relative weakness in the communications services and utilities sectors was a slight drag on performance.

An overweight to machinery (Toro, Terex, Briggs & Stratton) made the capital goods sector the Fund's largest relative contributor. Adept stock selection in services-staples (Alliance Data, Getty Images) and restaurants (Starbucks) helped relative performance in the consumer staples sector. Stock selection in technology also proved beneficial, especially software (Symantec, Adobe Systems) and semiconductor production equipment (underweight KLA-Tencor, Novellus Systems, Teradyne; overweight Sigmatel).

The Fund experienced some relative weakness in communications services and utilities. In communications services, not having a position in Sprint PCS (telecommunications) hurt relative performance. Within utilities, not having any exposure to independent power producers also detracted.

Despite the rally of 2004's closing months, our market strategists anticipate modest, single-digit gains in average markets over the next several years. In this environment, stocks with reasonable valuations, understandable business models, organizational transparency, cash operating earnings, and the ability to pay dividends, should find favor. Our forecasting models also see a number of vulnerabilities for stocks, including high relative valuation, a low market volatility (signaling investor complacency), and continued Fed tightening.

Technology is the Fund's largest overweight along with overweights to capital goods and financials. The Fund's largest underweight is the consumer cyclicals sector. The portfolio has no representation in the communications services or utilities sectors, as attractive growth opportunities in these sectors are scarce.

AVERAGE ANNUAL TOTAL RETURN

1 year            18.62%
Since inception   -4.43%
(Inception date May 1, 2000).

date         JNL/Putnam Mid-Cap Growth Fund (Class A) S&P Midcap 400 Index
5/1/2000                         10,000.00                 10,000.00
5/31/2000                         9,410.00                  9,742.07
6/30/2000                        10,150.00                  9,885.13
7/31/2000                         9,810.00                 10,041.32
8/31/2000                        10,840.00                 11,162.45
9/30/2000                        10,790.00                 11,086.02
10/31/2000                       10,320.00                 10,710.12
11/30/2000                        8,960.00                  9,901.67
12/31/2000                        9,900.00                 10,659.20
1/31/2001                         9,950.00                 10,897.04
2/28/2001                         7,620.00                 10,275.16
3/31/2001                         8,810.00                  9,511.26
4/30/2001                         8,710.00                 10,560.49
5/31/2001                         8,540.00                 10,806.43
6/30/2001                         7,760.00                 10,762.77
7/31/2001                         7,130.00                 10,602.44
8/31/2001                         5,790.00                 10,255.65
9/30/2001                         6,310.00                  8,979.97
10/31/2001                        6,980.00                  9,377.48
11/30/2001                        7,260.00                 10,075.23
12/31/2001                        7,230.00                 10,595.09
1/31/2002                         7,010.00                 10,536.82
2/28/2002                         6,610.00                 10,549.76
3/31/2002                         7,060.00                 11,303.93
4/30/2002                         6,780.00                 11,251.07
5/31/2002                         6,570.00                 11,061.32
6/30/2002                         5,850.00                 10,251.69
7/31/2002                         5,340.00                  9,258.47
8/31/2002                         5,270.00                  9,305.16
9/30/2002                         4,830.00                  8,555.53
10/31/2002                        5,210.00                  8,926.17
11/30/2002                        5,500.00                  9,442.46
12/31/2002                        5,110.00                  9,059.14
1/31/2003                         5,080.00                  8,794.43
2/28/2003                         4,980.00                  8,584.96
3/31/2003                         5,050.00                  8,657.37
4/30/2003                         5,370.00                  9,285.75
5/31/2003                         5,820.00                 10,055.43
6/30/2003                         5,890.00                 10,183.44
7/31/2003                         6,080.00                 10,544.95
8/31/2003                         6,400.00                 11,023.09
9/30/2003                         6,240.00                 10,854.35
10/31/2003                        6,730.00                 11,675.18
11/30/2003                        6,860.00                 12,082.00
12/31/2003                        6,820.00                 12,285.86
1/31/2004                         7,040.00                 12,552.00
2/29/2004                         7,170.00                 12,853.56
3/31/2004                         7,170.00                 12,908.01
4/30/2004                         6,970.00                 12,484.34
5/31/2004                         7,160.00                 12,743.35
6/30/2004                         7,330.00                 13,033.34
7/31/2004                         6,850.00                 12,425.32
8/31/2004                         6,750.00                 12,392.85
9/30/2004                         7,120.00                 12,759.94
10/31/2004                        7,310.00                 12,963.94
11/30/2004                        7,770.00                 13,735.98
12/31/2004                        8,090.00                 14,311.31

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/PUTNAM VALUE EQUITY FUND

[INSERT LOGO]   PUTNAM INVESTMENT MANAGEMENT, LLC
                LARGE CAP VALUE TEAM

OBJECTIVE:

JNL/Putnam Value Equity Fund seeks as its investment objective capital growth, with income as a secondary objective, by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying assets value or earnings potential at the time of purchase.

MONEY MANAGER COMMENTARY:
The Fund's Class A shares generated strong absolute returns of 9.76% during the period, but slightly underperformed its benchmark, the S&P 500 Index which returned 10.88%. Favorable stock selection in consumer cyclicals and technology was offset by unrewarded stock selection in the health care and communications services sectors.

In technology, underweighting Cisco helped as the telecommunications equipment maker reported that inventories rose, squeezing margins. The fund was also rewarded by underweighting Intel as the semiconductor maker faced weakening demand.

Stock selection in the consumer cyclicals sector also proved favorable, as portfolio overweight Masco (home building products) moved higher on continuing benefits from aggressive cost cutting and strong sales in select product lines. The stock price of portfolio overweight J.C. Penney increased amid improved gross margin trends and strong catalog and Internet sales.

Within health care, overweighting Pfizer hurt relative results as shares of the drugmaker slid late in the period after data showed Pfizer's painkiller, Celebrex raised the risk of heart attacks. An overweight to King Pharmaceuticals also detracted.

Lack of exposure to CenturyTel within communications services detracted as the local exchange telephone company achieved strong revenue growth. Not owning AT&T Wireless also detracted after its shares rose sharply following its announced merger with Cingular Wireless.

The financial sector remains the Fund's largest absolute and relative overweight, with broad investments over a large number of industries including brokerage and investment banking, credit cards, diversified financial services, government sponsored agencies, insurance, and regional and national banking.

We maintain a large underweight to the consumer cyclicals sector (primarily from underweights to the commercial & consumer services, automotive and publishing industries) and remain cautious on technology.

AVERAGE ANNUAL TOTAL RETURN

1 year             9.76%
5 year             1.88%
Since inception    8.87%
(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by PPM America, Inc.

date         JNL/Putnam Value Equity Fund (Class A)     S&P 500 Index
5/15/1995                            10,000.00           10,000.00
5/31/1995                            10,210.00           10,130.00
6/30/1995                            10,340.00           10,356.00
7/31/1995                            10,720.00           10,694.00
8/31/1995                            10,850.00           10,726.00
9/30/1995                            11,380.00           11,179.00
10/31/1995                           11,350.00           11,139.00
11/30/1995                           11,980.00           11,627.00
12/31/1995                           12,261.70           11,851.00
1/31/1996                            12,734.09           12,254.00
2/29/1996                            12,888.13           12,368.00
3/31/1996                            13,114.06           12,487.00
4/30/1996                            13,309.18           12,671.00
5/31/1996                            13,668.61           12,996.00
6/30/1996                            13,617.26           13,046.00
7/31/1996                            13,052.45           12,469.00
8/31/1996                            13,452.95           12,732.00
9/30/1996                            13,904.81           13,448.00
10/31/1996                           14,253.97           13,819.00
11/30/1996                           15,342.53           14,862.00
12/31/1996                           15,244.39           14,568.00
1/31/1997                            15,738.51           15,477.04
2/28/1997                            16,295.72           15,597.76
3/31/1997                            15,580.81           14,958.26
4/30/1997                            16,095.97           15,849.77
5/31/1997                            16,758.31           16,813.43
6/30/1997                            17,357.57           17,566.68
7/31/1997                            18,493.02           18,963.23
8/31/1997                            17,715.03           17,901.29
9/30/1997                            18,619.18           18,882.28
10/31/1997                           17,778.11           18,251.61
11/30/1997                           18,377.37           19,096.66
12/31/1997                           18,570.63           19,424.43
1/31/1998                            18,647.91           19,639.25
2/28/1998                            19,718.87           21,055.75
3/31/1998                            20,602.13           22,133.99
4/30/1998                            20,646.30           22,417.75
5/31/1998                            20,116.34           21,996.30
6/30/1998                            20,127.38           22,862.95
7/31/1998                            19,796.15           22,620.12
8/31/1998                            16,991.79           19,352.80
9/30/1998                            17,908.18           20,592.62
10/31/1998                           19,354.52           22,266.16
11/30/1998                           20,403.40           23,615.11
12/31/1998                           20,888.30           24,975.06
1/31/1999                            21,254.76           26,019.44
2/28/1999                            20,888.30           25,211.07
3/31/1999                            21,655.58           26,219.74
4/30/1999                            22,972.55           27,235.12
5/31/1999                            22,743.51           26,591.99
6/30/1999                            23,144.33           28,067.79
7/31/1999                            22,239.63           27,191.38
8/31/1999                            21,506.71           27,056.91
9/30/1999                            20,430.23           26,315.12
10/31/1999                           21,460.90           27,980.40
11/30/1999                           21,048.63           28,549.21
12/31/1999                           20,671.20           30,230.62
1/31/2000                            19,919.74           28,711.77
2/29/2000                            18,367.55           28,168.23
3/31/2000                            20,153.80           30,923.95
4/30/2000                            20,190.76           29,993.60
5/31/2000                            20,511.05           29,378.20
6/30/2000                            20,338.59           30,102.43
7/31/2000                            20,042.93           29,631.78
8/31/2000                            21,422.65           31,472.32
9/30/2000                            21,237.87           29,810.74
10/31/2000                           21,903.09           29,684.73
11/30/2000                           21,237.87           27,344.42
12/31/2000                           22,109.91           27,478.21
1/31/2001                            22,383.49           28,453.11
2/28/2001                            21,749.29           25,858.67
3/31/2001                            20,804.21           24,220.50
4/30/2001                            21,960.69           26,102.68
5/31/2001                            22,420.79           26,277.59
6/30/2001                            21,873.64           25,638.02
7/31/2001                            21,649.81           25,385.59
8/31/2001                            20,742.03           23,796.45
9/30/2001                            19,162.75           21,874.84
10/31/2001                           19,249.80           22,291.95
11/30/2001                           20,443.58           24,001.92
12/31/2001                           20,712.40           24,212.56
1/31/2002                            20,360.92           23,873.58
2/28/2002                            20,109.86           23,413.21
3/31/2002                            20,976.01           24,293.75
4/30/2002                            19,846.25           22,820.87
5/31/2002                            19,959.22           22,652.75
6/30/2002                            18,365.00           21,039.24
7/31/2002                            16,896.30           19,399.04
8/31/2002                            17,059.49           19,526.32
9/30/2002                            15,176.54           17,404.18
10/31/2002                           16,406.73           18,936.08
11/30/2002                           17,486.29           20,050.62
12/31/2002                           16,597.82           18,861.96
1/31/2003                            16,140.30           18,367.83
2/28/2003                            15,733.62           18,092.24
3/31/2003                            15,657.36           18,267.91
4/30/2003                            16,915.55           19,772.72
5/31/2003                            18,008.51           20,814.48
6/30/2003                            18,377.07           21,079.91
7/31/2003                            18,478.74           21,451.63
8/31/2003                            18,720.21           21,869.92
9/30/2003                            18,491.45           21,637.81
10/31/2003                           19,381.07           22,861.67
11/30/2003                           19,559.00           23,062.80
12/31/2003                           20,673.16           24,272.52
1/31/2004                            21,007.22           24,718.01
2/29/2004                            21,354.12           25,061.47
3/31/2004                            21,110.00           24,683.39
4/30/2004                            20,698.85           24,295.84
5/31/2004                            20,801.64           24,629.28
6/30/2004                            21,277.03           25,108.36
7/31/2004                            20,660.31           24,276.12
8/31/2004                            20,853.03           24,374.39
9/30/2004                            20,840.19           24,638.25
10/31/2004                           21,161.40           25,014.72
11/30/2004                           22,022.24           26,026.74
12/31/2004                           22,690.30           26,912.58


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P FUNDS

[INSERT LOGO]   STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, INC.
                DAVID M. BLITZER, PETER K. TSUI, JOSH HARARI

MONEY MANAGER COMMENTARY:

         JNL/S&P Managed Aggressive Growth Fund
         JNL/S&P Managed Conservative Fund
         JNL/S&P Managed Growth Fund
         JNL/S&P Managed Moderate Fund
         JNL/S&P Managed Moderate Growth Fund

The US equity market as measured by the S&P 500 Index rose 8.7% in the fourth quarter of 2004, and 10.88% for the year as a whole. Investors spent much of 2004 worrying about uncertainties. While there was little reaction to a series of Federal Reserve moves to raise interest rates, there were concerns about the outcome of Presidential elections in the United States and the potential for terrorist acts during the summer Olympics or at the U.S. political party conventions. As these worries faded one by one, investors refocused on growing corporate earnings and in the post-election period a strong year-end rally ensued carrying the U.S. equity markets to a three-year high.

The Fed's assessment of the economy suggests that interest rates will continue to rise. We expect the Federal Reserve Board to implement slow and steady increases in the Fed Funds rate throughout 2005. The Fed's goal is to maintain low inflation. The sharp rise in oil and other commodity prices in the past two years, along with the sharp decline in the U.S. dollar, large U.S. government budget deficits and the widening of the perennial trade deficit, causes the Fed to worry about the potential for rapid increases in consumer prices and a return to the high inflation days of the 1970s and 1980s.

Thus far, consumer price inflation has remained surprisingly low and consistent with the Fed's 2% inflation target. This may be due to the growing dominance of China as a major trading partner of the United States. China maintains a fixed currency policy that keeps the U.S. dollar in a tight trading range against the Chinese reminbi. Competitive market pressures have also served as a constraint on prices as manufacturers strive to maintain their market shares in the face of stiff foreign competition. Weak domestic demand in other industrialized countries makes the easily accessed U.S. markets an attractive destination for foreign products. Manufacturers here and abroad are displaying a propensity to cut margins rather than raise prices and risk surrendering market share.

The dollar ended 2004 near its record low against the euro and at its lowest level since early 2000 against the yen. The decline is not over. We expect the dollar to drop in 2005 to about $1.45 per euro. Even that decline will only stop the widening of the trade gap, not narrow it.

Global economic growth is expected to slow in 2005. We expect 3.6% growth in the United States, 1.8% in Japan, and 1.9% in the Eurozone. After peaking at about $53 a barrel, oil prices declined to the mid-$40s by year-end 2004. We expect a further decline to $40 in 2005 and $35 in 2006, but our confidence in that forecast is not high, as oil prices have become highly sensitive to global political events, particularly those in the Middle East and in the Persian Gulf. In addition, the steady industrialization of nations such as China is increasing the base demand for oil and other commodities. China already consumes 19 million barrels a day of oil, which puts it second only to the United States in oil consumption. With a population more than four times that of the U.S. and continuing economic development, demand from China should continue to climb.

The JNL/S&P Funds remain positioned to participate in further stock market advances, but our outlook for fixed income markets remains cautious. Standard & Poor's expects the U.S. economy to continue its expansion in 2005. We expect a 10% advance in the S&P 500 Index as market multiples remain constant and corporate earnings advance about 10%. We expect the yield curve to shift higher, with short-term rates rising faster than long-term bond yields in 2005.


JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN

1 year            12.61%
5 year            -1.11%
Since inception    5.04%
(Inception date April 8, 1998).


date         JNL/S&P Managed Aggressive Growth Fund (Class A)      S&P 500 Index        Lehman Brothers Aggregate Bond Index
4/8/1998                                        10,000.00            10,000.00                        10,000.00
4/30/1998                                       10,020.00            10,096.95                        10,050.99
5/31/1998                                        9,830.00             9,923.39                        10,147.49
6/30/1998                                       10,230.00            10,326.45                        10,231.80
7/31/1998                                       10,080.00            10,216.50                        10,253.34
8/31/1998                                        8,520.00             8,739.41                        10,415.06
9/30/1998                                        8,960.00             9,299.29                        10,664.62
10/31/1998                                       9,420.00            10,055.71                        10,665.13
11/30/1998                                       9,960.00            10,665.17                        10,668.77
12/31/1998                                      10,880.00            11,279.76                        10,700.87
1/31/1999                                       11,470.00            11,751.44                        10,777.31
2/28/1999                                       11,020.00            11,386.35                        10,589.14
3/31/1999                                       11,630.00            11,841.90                        10,647.89
4/30/1999                                       11,990.00            12,300.49                        10,681.64
5/31/1999                                       11,750.00            12,010.03                        10,588.04
6/30/1999                                       12,470.00            12,676.56                        10,554.22
7/31/1999                                       12,150.00            12,280.74                        10,509.38
8/31/1999                                       12,010.00            12,220.01                        10,504.05
9/30/1999                                       11,990.00            11,884.99                        10,625.93
10/31/1999                                      12,650.00            12,637.09                        10,665.13
11/30/1999                                      13,390.00            12,893.99                        10,664.07
12/31/1999                                      14,729.10            13,653.38                        10,612.65
1/31/2000                                       14,318.01            12,967.41                        10,577.62
2/29/2000                                       15,220.41            12,721.92                        10,705.61
3/31/2000                                       15,822.01            13,966.52                        10,846.93
4/30/2000                                       14,949.69            13,546.34                        10,815.47
5/31/2000                                       14,348.09            13,268.39                        10,810.06
6/30/2000                                       14,889.53            13,595.49                        11,034.91
7/31/2000                                       14,668.95            13,382.92                        11,135.33
8/31/2000                                       15,681.63            14,214.19                        11,296.79
9/30/2000                                       14,879.50            13,463.75                        11,367.96
10/31/2000                                      14,458.39            13,406.84                        11,442.99
11/30/2000                                      13,074.71            12,349.86                        11,630.66
12/31/2000                                      13,348.41            12,410.28                        11,846.99
1/31/2001                                       13,784.36            12,850.59                        11,846.99
2/28/2001                                       12,663.34            11,678.83                        11,846.99
3/31/2001                                       11,812.20            10,938.97                        12,205.95
4/30/2001                                       12,777.52            11,789.04                        12,205.95
5/31/2001                                       12,870.94            11,868.03                        12,205.95
6/30/2001                                       12,559.55            11,579.18                        12,274.30
7/31/2001                                       12,331.19            11,465.17                        12,274.30
8/31/2001                                       11,718.78            10,747.45                        12,274.30
9/30/2001                                       10,649.66             9,879.57                        12,840.15
10/31/2001                                      10,971.44            10,067.96                        12,840.15
11/30/2001                                      11,729.16            10,840.25                        12,840.15
12/31/2001                                      11,936.09            10,935.38                        12,846.57
1/31/2002                                       11,753.34            10,782.29                        12,949.34
2/28/2002                                       11,604.85            10,574.36                        13,074.95
3/31/2002                                       12,107.43            10,972.05                        12,857.91
4/30/2002                                       11,684.81            10,306.84                        13,107.35
5/31/2002                                       11,547.74            10,230.91                        13,218.76
6/30/2002                                       10,771.04             9,502.18                        13,333.76
7/31/2002                                        9,868.69             8,761.40                        13,495.10
8/31/2002                                        9,994.34             8,818.88                        13,723.17
9/30/2002                                        9,194.79             7,860.44                        13,945.49
10/31/2002                                       9,685.94             8,552.31                        13,881.34
11/30/2002                                      10,199.94             9,055.68                        13,877.17
12/31/2002                                       9,756.84             8,518.83                        14,164.43
1/31/2003                                        9,560.32             8,295.66                        14,177.18
2/28/2003                                        9,398.48             8,171.19                        14,372.82
3/31/2003                                        9,479.40             8,250.54                        14,361.32
4/30/2003                                       10,138.33             8,930.17                        14,480.52
5/31/2003                                       10,681.66             9,400.67                        14,749.86
6/30/2003                                       10,831.94             9,520.55                        14,720.36
7/31/2003                                       11,016.91             9,688.43                        14,225.76
8/31/2003                                       11,271.23             9,877.35                        14,319.65
9/30/2003                                       11,167.19             9,772.52                        14,699.12
10/31/2003                                      11,722.08            10,325.26                        14,562.42
11/30/2003                                      11,872.37            10,416.10                        14,597.37
12/31/2003                                      12,371.85            10,962.46                        14,746.26
1/31/2004                                       12,617.65            11,163.67                        14,864.23
2/29/2004                                       12,758.10            11,318.78                        15,024.76
3/31/2004                                       12,699.58            11,148.03                        15,137.45
4/30/2004                                       12,430.37            10,972.99                        14,743.87
5/31/2004                                       12,582.53            11,123.59                        14,684.90
6/30/2004                                       12,828.33            11,339.96                        14,767.90
7/31/2004                                       12,325.03            10,964.09                        14,914.28
8/31/2004                                       12,313.32            11,008.47                        15,198.77
9/30/2004                                       12,582.53            11,127.64                        15,240.00
10/31/2004                                      12,816.62            11,297.67                        15,368.02
11/30/2004                                      13,460.38            11,754.74                        15,245.07
12/31/2004                                      13,931.44            12,154.82                        15,385.33




JNL/S&P MANAGED CONSERVATIVE FUND

AVERAGE ANNUAL TOTAL RETURN

Since inception    3.50%
(Inception date October 4, 2004).

date            JNL/S&P Managed Conservative Fund (Class A)           S&P 500 Index       Lehman Brothers Aggregate Bond Index
10/4/2004                                          10,000.00           10,000.00              10,000.00
10/31/2004                                         10,050.00            9,967.46              10,084.00
11/30/2004                                         10,190.00           10,370.71              10,003.33
12/31/2004                                         10,350.00           10,723.69              10,095.36





JNL/S&P MANAGED GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN

1 year            11.41%
5 year             1.04%
Since inception    5.33%
(Inception date April 13, 1998).


date         JNL/S&P Managed Growth Fund (Class A)       S&P 500 Index       Lehman Brothers Aggregate Bond Index
4/8/1998                              10,000.00           10,000.00                                10,000.00
4/30/1998                             10,010.00           10,096.95                                10,050.99
5/31/1998                              9,860.00            9,923.39                                10,147.49
6/30/1998                             10,140.00           10,326.45                                10,231.80
7/31/1998                             10,000.00           10,216.50                                10,253.34
8/31/1998                              8,720.00            8,739.41                                10,415.06
9/30/1998                              9,090.00            9,299.29                                10,664.62
10/31/1998                             9,480.00           10,055.71                                10,665.13
11/30/1998                             9,970.00           10,665.17                                10,668.77
12/31/1998                            10,630.00           11,279.76                                10,700.87
1/31/1999                             11,050.00           11,751.44                                10,777.31
2/28/1999                             10,740.00           11,386.35                                10,589.14
3/31/1999                             11,240.00           11,841.90                                10,647.89
4/30/1999                             11,590.00           12,300.49                                10,681.64
5/31/1999                             11,330.00           12,010.03                                10,588.04
6/30/1999                             11,850.00           12,676.56                                10,554.22
7/31/1999                             11,610.00           12,280.74                                10,509.38
8/31/1999                             11,490.00           12,220.01                                10,504.05
9/30/1999                             11,430.00           11,884.99                                10,625.93
10/31/1999                            11,980.00           12,637.09                                10,665.13
11/30/1999                            12,510.00           12,893.99                                10,664.07
12/31/1999                            13,472.67           13,653.38                                10,612.65
1/31/2000                             13,141.38           12,967.41                                10,577.62
2/29/2000                             13,663.42           12,721.92                                10,705.61
3/31/2000                             14,326.01           13,966.52                                10,846.93
4/30/2000                             13,783.89           13,546.34                                10,815.47
5/31/2000                             13,362.24           13,268.39                                10,810.06
6/30/2000                             13,743.73           13,595.49                                11,034.91
7/31/2000                             13,593.14           13,382.92                                11,135.33
8/31/2000                             14,386.25           14,214.19                                11,296.79
9/30/2000                             13,824.05           13,463.75                                11,367.96
10/31/2000                            13,573.07           13,406.84                                11,442.99
11/30/2000                            12,609.30           12,349.86                                11,630.66
12/31/2000                            12,887.20           12,410.28                                11,846.99
1/31/2001                             13,210.16           12,850.59                                11,846.99
2/28/2001                             12,355.88           11,678.83                                11,846.99
3/31/2001                             11,709.96           10,938.97                                12,205.95
4/30/2001                             12,460.06           11,789.04                                12,205.95
5/31/2001                             12,532.99           11,868.03                                12,205.95
6/30/2001                             12,293.37           11,579.18                                12,274.30
7/31/2001                             12,168.35           11,465.17                                12,274.30
8/31/2001                             11,709.96           10,747.45                                12,274.30
9/30/2001                             10,907.76            9,879.57                                12,840.15
10/31/2001                            11,199.47           10,067.96                                12,840.15
11/30/2001                            11,782.88           10,840.25                                12,840.15
12/31/2001                            11,941.78           10,935.38                                12,846.57
1/31/2002                             11,819.01           10,782.29                                12,949.34
2/28/2002                             11,752.05           10,574.36                                13,074.95
3/31/2002                             12,120.35           10,972.05                                12,857.91
4/30/2002                             11,819.01           10,306.84                                13,107.35
5/31/2002                             11,752.05           10,230.91                                13,218.76
6/30/2002                             11,149.38            9,502.18                                13,333.76
7/31/2002                             10,435.10            8,761.40                                13,495.10
8/31/2002                             10,569.03            8,818.88                                13,723.17
9/30/2002                              9,910.56            7,860.44                                13,945.49
10/31/2002                            10,334.66            8,552.31                                13,881.34
11/30/2002                            10,803.40            9,055.68                                13,877.17
12/31/2002                            10,461.11            8,518.83                                14,164.43
1/31/2003                             10,302.78            8,295.66                                14,177.18
2/28/2003                             10,178.38            8,171.19                                14,372.82
3/31/2003                             10,223.62            8,250.54                                14,361.32
4/30/2003                             10,823.01            8,930.17                                14,480.52
5/31/2003                             11,309.31            9,400.67                                14,749.86
6/30/2003                             11,422.40            9,520.55                                14,720.36
7/31/2003                             11,490.26            9,688.43                                14,225.76
8/31/2003                             11,716.45            9,877.35                                14,319.65
9/30/2003                             11,693.83            9,772.52                                14,699.12
10/31/2003                            12,134.89           10,325.26                                14,562.42
11/30/2003                            12,270.60           10,416.10                                14,597.37
12/31/2003                            12,734.46           10,962.46                                14,746.26
1/31/2004                             12,941.53           11,163.67                                14,864.23
2/29/2004                             13,079.57           11,318.78                                15,024.76
3/31/2004                             13,045.06           11,148.03                                15,137.45
4/30/2004                             12,768.97           10,972.99                                14,743.87
5/31/2004                             12,895.51           11,123.59                                14,684.90
6/30/2004                             13,114.08           11,339.96                                14,767.90
7/31/2004                             12,699.95           10,964.09                                14,914.28
8/31/2004                             12,722.96           11,008.47                                15,198.77
9/30/2004                             12,953.03           11,127.64                                15,240.00
10/31/2004                            13,171.60           11,297.67                                15,368.02
11/30/2004                            13,723.77           11,754.74                                15,245.07
12/31/2004                            14,187.46           12,154.82                                15,385.33





JNL/S&P MANAGED MODERATE FUND

AVERAGE ANNUAL TOTAL RETURN

Since inception    5.40%
(Inception date October 4, 2004).


date         JNL/S&P Managed Moderate Growth Fund (Class A)       S&P 500 Index                 Lehman Brothers Aggregate Bond Index
4/9/1998                               10,000.00                     10,000.00                        10,000.00
4/30/1998                               9,970.00                     10,014.80                        10,050.99
5/31/1998                               9,850.00                      9,842.66                        10,147.49
6/30/1998                              10,050.00                     10,242.43                        10,231.80
7/31/1998                               9,950.00                     10,133.37                        10,253.34
8/31/1998                               8,920.00                      8,668.30                        10,415.06
9/30/1998                               9,250.00                      9,223.63                        10,664.62
10/31/1998                              9,570.00                      9,973.89                        10,665.13
11/30/1998                              9,980.00                     10,578.39                        10,668.77
12/31/1998                             10,470.00                     11,187.98                        10,700.87
1/31/1999                              10,770.00                     11,655.83                        10,777.31
2/28/1999                              10,520.00                     11,293.71                        10,589.14
3/31/1999                              10,910.00                     11,745.56                        10,647.89
4/30/1999                              11,200.00                     12,200.42                        10,681.64
5/31/1999                              10,970.00                     11,912.32                        10,588.04
6/30/1999                              11,360.00                     12,573.42                        10,554.22
7/31/1999                              11,160.00                     12,180.82                        10,509.38
8/31/1999                              11,070.00                     12,120.59                        10,504.05
9/30/1999                              11,020.00                     11,788.29                        10,625.93
10/31/1999                             11,450.00                     12,534.27                        10,665.13
11/30/1999                             11,850.00                     12,789.08                        10,664.07
12/31/1999                             12,513.52                     13,542.30                        10,612.65
1/31/2000                              12,252.19                     12,861.90                        10,577.62
2/29/2000                              12,634.13                     12,618.42                        10,705.61
3/31/2000                              13,156.79                     13,852.89                        10,846.93
4/30/2000                              12,784.90                     13,436.12                        10,815.47
5/31/2000                              12,483.37                     13,160.44                        10,810.06
6/30/2000                              12,805.00                     13,484.87                        11,034.91
7/31/2000                              12,704.49                     13,274.04                        11,135.33
8/31/2000                              13,297.50                     14,098.54                        11,296.79
9/30/2000                              12,885.41                     13,354.21                        11,367.96
10/31/2000                             12,714.54                     13,297.76                        11,442.99
11/30/2000                             12,081.33                     12,249.38                        11,630.66
12/31/2000                             12,319.88                     12,309.31                        11,846.99
1/31/2001                              12,590.65                     12,746.04                        11,846.99
2/28/2001                              11,976.22                     11,583.81                        11,846.99
3/31/2001                              11,507.58                     10,849.97                        12,205.95
4/30/2001                              12,049.11                     11,693.12                        12,205.95
5/31/2001                              12,122.01                     11,771.47                        12,205.95
6/30/2001                              11,924.14                     11,484.97                        12,274.30
7/31/2001                              11,882.49                     11,371.89                        12,274.30
8/31/2001                              11,559.65                     10,660.01                        12,274.30
9/30/2001                              10,966.05                      9,799.19                        12,840.15
10/31/2001                             11,215.99                      9,986.04                        12,840.15
11/30/2001                             11,642.96                     10,752.05                        12,840.15
12/31/2001                             11,730.39                     10,846.41                        12,846.57
1/31/2002                              11,630.22                     10,694.56                        12,949.34
2/28/2002                              11,596.83                     10,488.33                        13,074.95
3/31/2002                              11,830.55                     10,882.78                        12,857.91
4/30/2002                              11,585.71                     10,222.98                        13,107.35
5/31/2002                              11,574.58                     10,147.67                        13,218.76
6/30/2002                              11,084.88                      9,424.87                        13,333.76
7/31/2002                              10,584.06                      8,690.12                        13,495.10
8/31/2002                              10,739.87                      8,747.13                        13,723.17
9/30/2002                              10,216.79                      7,796.49                        13,945.49
10/31/2002                             10,584.06                      8,482.72                        13,881.34
11/30/2002                             10,995.85                      8,982.00                        13,877.17
12/31/2002                             10,735.95                      8,449.52                        14,164.43
1/31/2003                              10,611.38                      8,228.17                        14,177.18
2/28/2003                              10,543.43                      8,104.71                        14,372.82
3/31/2003                              10,577.40                      8,183.41                        14,361.32
4/30/2003                              11,109.67                      8,857.51                        14,480.52
5/31/2003                              11,517.36                      9,324.19                        14,749.86
6/30/2003                              11,607.96                      9,443.09                        14,720.36
7/31/2003                              11,562.66                      9,609.61                        14,225.76
8/31/2003                              11,743.86                      9,796.98                        14,319.65
9/30/2003                              11,766.51                      9,693.01                        14,699.12
10/31/2003                             12,106.25                     10,241.26                        14,562.42
11/30/2003                             12,208.18                     10,331.36                        14,597.37
12/31/2003                             12,641.23                     10,873.27                        14,746.26
1/31/2004                              12,791.86                     11,163.67                        14,864.23
2/29/2004                              12,907.73                     11,318.78                        15,024.76
3/31/2004                              12,872.97                     11,148.03                        15,137.45
4/30/2004                              12,618.06                     10,972.99                        14,743.87
5/31/2004                              12,722.34                     11,123.59                        14,684.90
6/30/2004                              12,919.32                     11,339.96                        14,767.90
7/31/2004                              12,571.71                     10,964.09                        14,914.28
8/31/2004                              12,629.64                     11,008.47                        15,198.77
9/30/2004                              12,815.03                     11,127.64                        15,240.00
10/31/2004                             13,012.01                     11,297.67                        15,368.02
11/30/2004                             13,452.31                     11,754.74                        15,245.07
12/31/2004                             13,851.66                     12,154.82                        15,385.33



JNL/S&P MANAGED MODERATE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN

1 year             9.58%
5 year             2.05%
Since inception    4.96%
(Inception date April 10, 1998).


date            JNL/S&P Managed Moderate Fund (Class A)        S&P 500 Index       Lehman Brothers Aggregate Bond Index
10/4/2004                                   10,000.00           10,000.00             10,000.00
10/31/2004                                  10,040.00            9,967.46             10,084.00
11/30/2004                                  10,300.00           10,370.71             10,003.33
12/31/2004                                  10,540.00           10,723.69             10,095.36


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

[INSERT LOGO]   SALOMON BROTHERS ASSET MANAGEMENT INC.
                PETER J. WILBY

OBJECTIVE:
JNL/Salomon Brothers High Yield Bond Fund seeks to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities of U.S. issuers rated in medium to lower rating categories.

MONEY MANAGER COMMENTARY:
For the 12 months ended December 31, 2004, the JNL/Salomon Brothers High Yield Bond Fund's Class A shares, returned 8.22%. These shares underperformed the Fund's unmanaged benchmark, the Citigroup High Yield Index, which returned 10.79% for the same period, and the Lipper variable annuity high current yield funds category average, which was 9.84% over the 12 months ended December 31, 2004.

During 2004, the high yield market, as represented by the CitigroupHigh Yield Index, returned 10.79%, outperforming nearly all other fixed income asset classes. The high-yield market's strong performance reflected the favorable technical and fundamental conditions that existed for high-yield bonds through most of the period. The high yield market started the year strong off 2003's year-long rally but began to decline late in January as volatility picked up on investor concerns over the timing of anticipated rate increases. The high yield market continued to decline in February, with lower-quality issues leading the way down amid large fund outflows, continued profit taking and greater focus on company fundamentals.

In March, investors sought haven in higher-rated bonds in the non-investment-grade universe as terrorism fears and weak employment numbers exerted pressure on stock markets and drove yields on U.S. Treasury bonds lower. However, economic data released in April showing an improving labor market, and signs of higher inflation, sparked another sell-off in U.S. Treasury bonds as investors shifted their expectations of Fed tightening from 2005 to the summer of 2004. Additionally, economic data in May sparked increased inflation fears, with concern over Fed tightening transitioning from timing to size and pace of the expected interest rate increases. Once again, the volatility in the U.S. Treasury market spilled into the high-yield market, resulting in negative returns and large mutual fund redemptions.

However, the high-yield bond market rallied for the remainder of the year as increased investor confidence that the Fed would raise rates at a "measured pace" resulted in a strong rally in U.S. Treasuries and tight spreads across fixed income asset classes. Reduced U.S. Treasury market volatility, combined with the continued low interest rate environment, set a positive tone for high yield, engendering generally positive mutual fund flows and contributing both to the record number of deals that came to market during the year and strong demand for higher yielding assets. Additionally, default rates reached 20-year lows as the improving economy and the low interest rate environment enabled companies to extend their debt maturities and improve their liquidity.

Top performing industries for the 12 months ended December 31, 2004 consisted of Textiles, Restaurants and Consumer Products. The most significant underperformers included Airlines, Homebuilders and Retail. Similar to last year, lower-quality bonds outperformed higher quality in 2004, with CCC-rated bonds returning 15.70%, B-rated bonds returning 10.71% and BB-rated bonds returning 9.04%. Longer-dated bonds out performed shorter maturities, with bonds with a remaining maturity of 10 years or greater up 12.18% while bonds with a remaining maturity of 1-7 years returned 10.74%.

Based on the 7.08% yield of the Citigroup High Yield Index as of December 31, 2004, high-yield bonds continued to offer competitive yields relative to U. S. Treasury notes. However, high-yield issues are subject to additional risks, such as the increased possibility of default because of their lower credit quality, and yields and prices will fluctuate.

The Fund performed broadly in line with the market, excluding fees, during the first nine months of the year due to our overweighting in the Consumer Products and Tower sectors and our underweighting in the Airlines sector. However, performance during the last quarter was hindered by the costs of rebalancing a transfer of approximately US$280 million in assets in October, which consisted predominantly of securities acquired from a previous manager with a significantly different high yield management style from ours. The Fund's underweighting in the Airlines, Telecommunications and Utilities sectors and overweighting in the Gaming sector also detracted from performance during the last three months.

AVERAGE ANNUAL TOTAL RETURN

1 year             8.22%
5 year             7.64%
Since inception    5.46%
(Inception date March 2, 1998).

date            JNL/Salomon Brothers High Yield Bond Fund (Class A)      Salomon Smith Barney High Yield Market Index
3/2/1998                                              10,000.00                              10,000.00
3/31/1998                                             10,050.00                              10,107.96
4/30/1998                                             10,080.00                              10,163.00
5/31/1998                                             10,110.00                              10,190.16
6/30/1998                                             10,140.00                              10,212.74
7/31/1998                                             10,190.00                              10,294.59
8/31/1998                                              9,760.00                               9,604.50
9/30/1998                                              9,830.00                               9,723.05
10/31/1998                                             9,690.00                               9,589.33
11/30/1998                                            10,160.00                              10,070.56
12/31/1998                                            10,132.37                              10,063.26
1/31/1999                                             10,248.59                              10,214.00
2/28/1999                                             10,195.77                              10,128.18
3/31/1999                                             10,290.86                              10,213.81
4/30/1999                                             10,428.21                              10,427.72
5/31/1999                                             10,311.99                              10,263.87
6/30/1999                                             10,164.07                              10,240.84
7/31/1999                                             10,111.24                              10,263.07
8/31/1999                                              9,910.50                              10,140.95
9/30/1999                                              9,942.19                              10,064.35
10/31/1999                                             9,783.71                               9,995.66
11/30/1999                                             9,857.67                              10,152.26
12/31/1999                                             9,953.95                              10,237.63
1/31/2000                                              9,839.67                              10,152.97
2/29/2000                                              9,816.82                              10,177.15
3/31/2000                                              9,633.96                               9,970.11
4/30/2000                                              9,599.68                              10,009.71
5/31/2000                                              9,485.40                               9,870.49
6/30/2000                                              9,611.11                              10,092.11
7/31/2000                                              9,702.53                              10,201.71
8/31/2000                                              9,793.96                              10,277.69
9/30/2000                                              9,736.82                              10,167.46
10/31/2000                                             9,508.25                               9,866.47
11/30/2000                                             9,359.69                               9,463.01
12/31/2000                                             9,489.58                               9,656.46
1/31/2001                                              9,848.38                              10,307.02
2/28/2001                                              9,996.85                              10,430.08
3/31/2001                                              9,972.11                              10,240.58
4/30/2001                                             10,009.22                              10,090.06
5/31/2001                                             10,083.46                              10,251.79
6/30/2001                                              9,972.11                               9,969.84
7/31/2001                                             10,095.83                              10,157.72
8/31/2001                                             10,194.81                              10,296.33
9/30/2001                                              9,613.31                               9,554.98
10/31/2001                                             9,860.75                               9,872.45
11/30/2001                                            10,046.34                              10,247.74
12/31/2001                                             9,995.81                              10,181.90
1/31/2002                                             10,090.11                              10,225.49
2/28/2002                                             10,036.22                              10,114.27
3/31/2002                                             10,224.82                              10,383.50
4/30/2002                                             10,386.48                              10,553.42
5/31/2002                                             10,346.07                              10,422.52
6/30/2002                                              9,874.57                               9,504.59
7/31/2002                                              9,591.67                               9,074.88
8/31/2002                                              9,914.98                               9,420.24
9/30/2002                                              9,847.62                               9,234.97
10/31/2002                                             9,780.27                               9,203.50
11/30/2002                                            10,399.95                               9,905.79
12/31/2002                                            10,571.08                              10,027.60
1/31/2003                                             10,767.97                              10,401.01
2/28/2003                                             10,919.42                              10,540.50
3/31/2003                                             11,146.59                              10,895.10
4/30/2003                                             11,691.80                              11,572.19
5/31/2003                                             11,843.25                              11,648.98
6/30/2003                                             12,131.00                              12,011.22
7/31/2003                                             11,994.70                              11,833.67
8/31/2003                                             12,115.86                              11,955.12
9/30/2003                                             12,403.61                              12,309.32
10/31/2003                                            12,721.65                              12,595.53
11/30/2003                                            12,918.53                              12,770.49
12/31/2003                                            13,297.21                              13,098.34
1/31/2004                                             13,512.49                              13,324.74
2/29/2004                                             13,446.25                              13,251.82
3/31/2004                                             13,429.69                              13,335.05
4/30/2004                                             13,396.57                              13,289.58
5/31/2004                                             13,197.86                              13,059.39
6/30/2004                                             13,380.01                              13,253.96
7/31/2004                                             13,495.93                              13,424.43
8/31/2004                                             13,744.32                              13,669.71
9/30/2004                                             13,926.47                              13,855.32
10/31/2004                                            14,158.30                              14,142.53
11/30/2004                                            14,241.10                              14,305.55
12/31/2004                                            14,390.15                              14,511.22



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
(FORMERLY JNL/SALOMON BROTHERS GLOBAL BOND FUND)

[INSERT LOGO]   SALOMON BROTHERS ASSET MANAGEMENT INC.
                PETER J. WILBY, DAVID J. SCOTT, ROGER LAVAN

OBJECTIVE:
JNL/Salomon Brothers Strategic Bond Fund seeks as its investment objective a high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to achievement of the Fund's investment objectives.

MONEY MANAGER COMMENTARY:
As widely anticipated, the Federal Reserve Board ("Fed") raised its federal funds target rate during 2004, bringing it to 2.25% at year end from 1.00%, which had been its lowest level in more than 40 years. Even though the market fully expected the 25 basis point hike in the federal funds rate in late June and each successive meeting thereafter, the wording of the statements following the meetings still generated some anxiety. The Fed continued to reiterate throughout the year that it would increase rates "at a pace that is likely to be measured" but also added, "the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." The 10-year U.S. Treasury note ended the year relatively unchanged for the year, after reaching it's low of 3.68% in March and then hitting its high of 4.87% in June. After reaching its high in June the 10-year U.S. Treasury market rallied after the Fed's initial 25 basis point rate hike, and remained range bound for the remainder of the year.

Most of the year was characterized by investors dissecting language from the Fed for clues on its assessment of the U.S. economy and pace of rate hikes. The U.S. economy's quarterly pace of growth continued to advance over the period and the economy has entered the fourth year of expansion since the 2001 recession. Although a series of one-off events - surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc. - undoubtedly restrained growth in 2004, the economy proved resilient enough to grow 4.0% over the past four quarters. Even the U.S. labor market, which generated lackluster results throughout most of 2003, improved over the past year , but the pace of improvements is uneven from month-to-month. Given the combination of strong gross domestic product ("GDP") results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders.

In general, 10-year U.S. Treasuries performed better than mortgage-backed securities, and significantly better than U.S. Agencies securities on a total return basis over the twelve-month period. All Treasuries finished the year in positive territory, while longer-term U.S. Treasuries outperformed U.S. Treasury bills and notes, as the Treasury curve flattened during the second half of the year, causing the shorter end of the curve to under perform.

During 2004, the high yield market, as represented by the Citigroup High Yield Market Index , returned 10.79%, outperforming nearly all other fixed income asset classes. The high-yield market's strong performance reflected the favorable technical and fundamental conditions that existed for high-yield bonds through most of the period.

Emerging markets debt performed positively through the 12 months ended December 31, 2004, returning 11.77% as represented by the J.P. Morgan Emerging Markets Bond Index Plus ("EMBI+") . Good country fundamentals, commodity price strength and the absence of U.S. Treasury market volatility during the majority of the period supported emerging markets debt returns.

The Fund's allocation to higher-yielding bonds has proved to be beneficial over the period, which, in the managers' view, should continue if interest rates continue to rise from Fed tightening and the economy remains stable. Within the U.S. investment-grade component of the portfolio, we decreased our mortgage-backed securities weighting as a defensive posture due to tighter spreads and valuations within the mortgage-backed sector, and potential for increased volatility within the mortgage-sector as the Fed continues to raise interest rates, potentially putting pressure on the 10-year part of the yield curve. We added to our positions in U.S. Treasuries and investment grade corporates. We decreased our allocation to the U.S. high yield market in favor of increasing exposure to emerging markets debt, which provided additional yield over the 12 months. We remain short duration versus the benchmark index, as we continue to position the Fund defensively on interest rates.


AVERAGE ANNUAL TOTAL RETURN

1 year             6.91%
5 year             8.52%
Since inception    8.17%
(Inception date May 15, 1995).

                     JNL/Salomon Brothers
date             Strategic Bond Fund (Class A)                      Citigroup Bond Index     Lehman Brothers Aggregate Bond
05/15/1995                               10,000.00                        10,000.00                   10,000.00
05/31/1995                                9,930.00                        10,194.00                   10,070.00
06/30/1995                               10,040.00                        10,265.00                   10,210.00
07/31/1995                               10,070.00                        10,245.00                   10,245.00
08/31/1995                               10,110.00                        10,362.00                   10,368.00
09/30/1995                               10,240.00                        10,459.00                   10,469.00
10/31/1995                               10,210.00                        10,599.00                   10,605.00
11/30/1995                               10,420.00                        10,764.00                   10,764.00
12/31/1995                               10,714.07                        10,913.00                   10,915.00
01/31/1996                               11,137.56                        10,987.00                   10,988.00
02/29/1996                               11,010.51                        10,800.00                   10,797.00
03/31/1996                               11,074.03                        10,722.00                   10,722.00
04/30/1996                               11,190.49                        10,643.00                   10,662.00
05/31/1996                               11,285.77                        10,637.00                   10,588.00
06/30/1996                               11,370.47                        10,774.00                   10,404.00
07/31/1996                               11,433.99                        10,803.00                   10,472.00
08/31/1996                               11,592.80                        10,788.00                   10,619.00
09/30/1996                               11,910.41                        10,976.00                   10,778.00
10/31/1996                               11,984.52                        11,223.00                   11,017.00
11/30/1996                               12,175.08                        11,408.00                   11,206.00
12/31/1996                               12,256.28                        11,307.00                   11,102.00
01/31/1997                               12,383.11                        11,351.10                   11,105.44
02/28/1997                               12,509.94                        11,363.58                   11,133.21
03/31/1997                               12,325.46                        11,248.81                   11,009.63
04/30/1997                               12,498.41                        11,409.67                   11,174.77
05/31/1997                               12,740.54                        11,516.92                   11,280.93
06/30/1997                               12,925.02                        11,653.97                   11,415.17
07/31/1997                               13,213.27                        11,969.79                   11,723.38
08/31/1997                               13,178.68                        11,866.85                   11,623.74
09/30/1997                               13,432.33                        12,041.30                   11,795.77
10/31/1997                               13,190.21                        12,214.69                   11,966.81
11/30/1997                               13,386.21                        12,272.10                   12,021.85
12/31/1997                               13,562.83                        12,397.28                   12,143.27
01/31/1998                               13,672.60                        12,556.62                   12,361.85
02/28/1998                               13,770.18                        12,547.55                   12,434.79
03/31/1998                               13,867.75                        12,597.05                   12,332.71
04/30/1998                               13,892.14                        12,661.93                   12,396.84
05/31/1998                               13,916.54                        12,783.01                   12,514.61
06/30/1998                               13,904.34                        12,888.32                   12,618.59
07/31/1998                               13,965.32                        12,915.54                   12,645.14
08/31/1998                               13,062.76                        13,113.73                   12,844.59
09/30/1998                               13,526.24                        13,422.75                   13,152.36
10/31/1998                               13,550.63                        13,362.02                   13,153.00
11/30/1998                               13,855.55                        13,435.75                   13,157.48
12/31/1998                               13,896.64                        13,477.51                   13,197.07
01/31/1999                               13,883.62                        13,577.16                   13,291.34
02/28/1999                               13,766.40                        13,339.11                   13,059.27
03/31/1999                               13,974.78                        13,415.41                   13,131.73
04/30/1999                               14,157.12                        13,460.04                   13,173.35
05/31/1999                               13,818.50                        13,336.87                   13,057.92
06/30/1999                               13,883.62                        13,290.86                   13,016.21
07/31/1999                               13,857.57                        13,238.23                   12,960.92
08/31/1999                               13,727.33                        13,228.56                   12,954.33
09/30/1999                               13,883.62                        13,386.91                   13,104.65
10/31/1999                               13,974.78                        13,427.47                   13,153.00
11/30/1999                               14,026.88                        13,426.62                   13,151.68
12/31/1999                               14,156.56                        13,365.47                   13,088.26
01/31/2000                               14,032.26                        13,327.70                   13,045.07
02/29/2000                               14,308.49                        13,483.24                   13,202.92
03/31/2000                               14,391.35                        13,658.13                   13,377.20
04/30/2000                               14,267.05                        13,617.58                   13,338.40
05/31/2000                               14,156.56                        13,605.56                   13,331.73
06/30/2000                               14,460.41                        13,889.86                   13,609.03
07/31/2000                               14,598.52                        14,016.76                   13,732.88
08/31/2000                               14,778.07                        14,217.03                   13,932.00
09/30/2000                               14,805.69                        14,313.39                   14,019.77
10/31/2000                               14,722.82                        14,404.47                   14,112.30
11/30/2000                               14,860.94                        14,638.01                   14,343.75
12/31/2000                               15,186.77                        14,914.83                   14,610.54
01/31/2001                               15,465.02                        15,160.27                   14,610.54
02/28/2001                               15,567.54                        15,294.78                   14,610.54
03/31/2001                               15,582.18                        15,374.90                   15,053.24
04/30/2001                               15,538.25                        15,302.74                   15,053.24
05/31/2001                               15,611.47                        15,402.96                   15,053.24
06/30/2001                               15,640.76                        15,453.85                   15,137.54
07/31/2001                               15,875.08                        15,810.88                   15,137.54
08/31/2001                               16,050.82                        15,985.47                   15,137.54
09/30/2001                               15,948.31                        16,182.53                   15,835.38
10/31/2001                               16,299.78                        16,509.13                   15,835.38
11/30/2001                               16,167.98                        16,280.84                   15,835.38
12/31/2001                               16,206.43                        16,185.45                   15,843.30
01/31/2002                               16,362.12                        16,312.93                   15,970.04
02/28/2002                               16,517.80                        16,468.90                   16,124.95
03/31/2002                               16,502.23                        16,196.37                   15,857.28
04/30/2002                               16,782.45                        16,503.62                   16,164.91
05/31/2002                               16,782.45                        16,643.88                   16,302.31
06/30/2002                               16,486.66                        16,766.41                   16,444.14
07/31/2002                               16,268.71                        16,965.95                   16,643.11
08/31/2002                               16,766.89                        17,263.09                   16,924.38
09/30/2002                               16,798.02                        17,537.83                   17,198.56
10/31/2002                               16,860.30                        17,458.72                   17,119.44
11/30/2002                               17,233.93                        17,455.89                   17,114.31
12/31/2002                               17,564.25                        17,818.33                   17,468.58
1/31/2003                                17,729.48                        17,831.94                   17,484.30
2/28/2003                                18,059.95                        18,085.58                   17,725.58
3/31/2003                                18,258.22                        18,068.60                   17,711.40
4/30/2003                                18,853.06                        18,228.00                   17,858.40
5/31/2003                                19,299.19                        18,564.36                   18,190.57
6/30/2003                                19,332.24                        18,531.78                   18,154.19
7/31/2003                                18,753.92                        17,904.74                   17,544.21
8/31/2003                                18,968.73                        18,027.73                   17,660.00
9/30/2003                                19,464.42                        18,500.20                   18,127.99
10/31/2003                               19,497.47                        18,329.78                   17,959.40
11/30/2003                               19,613.13                        18,383.57                   18,002.50
12/31/2003                               19,941.24                        18,567.39                   18,186.13
1/31/2004                                20,098.68                        18,720.68                   18,331.62
2/29/2004                                20,168.64                        18,921.80                   18,529.60
3/31/2004                                20,291.09                        19,065.95                   18,668.57
4/30/2004                                19,888.77                        18,570.99                   18,183.19
5/31/2004                                19,766.32                        18,491.27                   18,110.46
6/30/2004                                19,923.75                        18,600.96                   18,212.82
7/31/2004                                20,151.15                        18,785.16                   18,393.34
8/31/2004                                20,518.49                        19,156.51                   18,744.19
9/30/2004                                20,658.43                        19,207.22                   18,795.05
10/31/2004                               20,903.32                        19,375.47                   18,952.93
11/30/2004                               21,043.26                        19,213.55                   18,801.30
12/31/2004                               21,319.68                        19,398.40                   18,974.27


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

[INSERT LOGO]   SALOMON BROTHERS ASSET MANAGEMENT INC.
                ROGER LAVAN

OBJECTIVE:
JNL/Salomon Brothers U.S. Government & Quality Bond Fund seeks as its investment objective a high level of current income, by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Fund may also invest a portion of its assets in investment-grade bonds.

MONEY MANAGER COMMENTARY:
As widely anticipated, the Federal Reserve Board ("Fed") raised its federal funds target rate during 2004, bringing it to 2.25% at year end, from 1.00%, which had been its lowest level in more than 40 years. Even though the market fully expected the 25 basis point hike in the federal funds rate in late June and each successive meeting thereafter, the wording of the statements following the meetings still generated some anxiety. The Fed continued to reiterate throughout the year that it would increase rates "at a pace that is likely to be measured" but also added, "the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." The 10-year U.S. Treasury note ended the year relatively unchanged at -2 bps change for the year, after reaching it's low of 3.68% in March and then hitting its high of 4.87% in June. After reaching its high in June the 10-year U.S. Treasury market rallied after the Fed's initial 25 basis point rate hike, and remained range bound for the remainder of the year.

Investors spent much of the year dissecting language from the Fed for clues on its assessment of the U.S. economy and pace of rate hikes. The U.S. economy's quarterly pace of growth continued to advance over the period and the economy has entered the fourth year of expansion since the 2001 recession. Although a series of one-off events - surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc. - undoubtedly restrained growth in 2004, the economy proved resilient enough to grow 4.0% over the past four quarters. Even the U.S. labor market, which generated lackluster results throughout most of 2003, improved over the past year , but the pace of improvements was uneven from month-to-month. Given the combination of strong gross domestic product ("GDP") results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders.

Mortgage-backed securities outperformed U.S. Treasury securities of comparable duration during the year. Agency securities provided only modest excess returns versus U.S. Treasuries of similar duration. All Treasuries finished the year in positive territory, while longer-term U.S. Treasury outperformed U.S. Treasury bills and notes, as the Treasury curve flattened during the second half of the year, causing the shorter end of the curve to under perform.

During the 12 months ended December 31, 2004, we increased our allocations to agencies and mortgage pass-throughs and decreased our exposure to CMOs and ABS securities. We remain short duration versus the benchmark index, as we continue to position our portfolios defensively on interest rates. Given the current trading range of the 10-Year U.S. Treasury Bond and concerns about interest rate volatility, we plan to maintain our tactical short-duration posture. We continue to emphasize mortgage-backed securities, which have provided greater risk adjusted returns in the past during low interest rate volatility periods. We will continue to monitor our tactical sector allocations and will make adjustments as interest rate volatility increases and rates start to backup on the 10-year part of the yield curve.

AVERAGE ANNUAL TOTAL RETURN

1 year             3.85%
5 year             6.89%
Since inception    6.18%
(Inception date May 15, 1995).


date         JNL/Salomon Brothers U.S. Government & Quality Bond Fund (Class A) Salomon Smith Barney Treasury Index
5/15/1995                                                  10,000.00                       10,000.00
5/31/1995                                                  10,030.00                       10,199.00
6/30/1995                                                  10,140.00                       10,277.00
7/31/1995                                                  10,060.00                       10,242.00
8/31/1995                                                  10,180.00                       10,356.00
9/30/1995                                                  10,270.00                       10,449.00
10/31/1995                                                 10,410.00                       10,612.00
11/30/1995                                                 10,560.00                       10,784.00
12/31/1995                                                 10,693.64                       10,934.00
1/31/1996                                                  10,766.24                       11,005.00
2/29/1996                                                  10,548.43                       10,786.00
3/31/1996                                                  10,465.45                       10,691.00
4/30/1996                                                  10,423.96                       10,608.00
5/31/1996                                                  10,392.84                       10,606.00
6/30/1996                                                  10,506.94                       10,737.00
7/31/1996                                                  10,527.68                       10,761.00
8/31/1996                                                  10,527.68                       10,740.00
9/30/1996                                                  10,693.64                       10,916.00
10/31/1996                                                 10,901.08                       11,161.00
11/30/1996                                                 11,098.15                       11,348.00
12/31/1996                                                 10,969.35                       11,232.00
1/31/1997                                                  11,001.61                       11,248.85
2/28/1997                                                  11,023.12                       11,254.47
3/31/1997                                                  10,904.82                       11,141.93
4/30/1997                                                  11,044.63                       11,295.69
5/31/1997                                                  11,130.66                       11,393.96
6/30/1997                                                  11,227.45                       11,521.57
7/31/1997                                                  11,560.83                       11,852.24
8/31/1997                                                  11,431.78                       11,730.16
9/30/1997                                                  11,603.85                       11,910.81
10/31/1997                                                 11,797.42                       12,118.05
11/30/1997                                                 11,840.44                       12,145.93
12/31/1997                                                 11,973.66                       12,249.17
1/31/1998                                                  12,152.87                       12,437.58
2/28/1998                                                  12,130.47                       12,397.93
3/31/1998                                                  12,152.87                       12,435.32
4/30/1998                                                  12,208.87                       12,490.09
5/31/1998                                                  12,320.88                       12,617.81
6/30/1998                                                  12,421.69                       12,764.34
7/31/1998                                                  12,444.09                       12,784.17
8/31/1998                                                  12,735.31                       13,127.89
9/30/1998                                                  13,149.74                       13,494.11
10/31/1998                                                 13,037.73                       13,447.72
11/30/1998                                                 13,037.73                       13,449.29
12/31/1998                                                 13,099.34                       13,474.66
1/31/1999                                                  13,169.83                       13,557.28
2/28/1999                                                  12,887.87                       13,214.42
3/31/1999                                                  12,970.11                       13,266.72
4/30/1999                                                  13,005.36                       13,296.35
5/31/1999                                                  12,840.88                       13,177.45
6/30/1999                                                  12,758.64                       13,145.13
7/31/1999                                                  12,711.65                       13,134.01
8/31/1999                                                  12,711.65                       13,136.67
9/30/1999                                                  12,864.38                       13,238.88
10/31/1999                                                 12,887.87                       13,254.70
11/30/1999                                                 12,852.63                       13,229.91
12/31/1999                                                 12,771.53                       13,144.70
1/31/2000                                                  12,685.23                       13,175.77
2/29/2000                                                  12,870.15                       13,373.88
3/31/2000                                                  13,055.07                       13,638.51
4/30/2000                                                  13,018.08                       13,598.26
5/31/2000                                                  13,005.76                       13,618.37
6/30/2000                                                  13,239.98                       13,848.25
7/31/2000                                                  13,338.60                       13,989.35
8/31/2000                                                  13,535.85                       14,193.18
9/30/2000                                                  13,609.81                       14,205.98
10/31/2000                                                 13,720.76                       14,343.93
11/30/2000                                                 13,967.32                       14,637.08
12/31/2000                                                 14,240.76                       14,916.94
1/31/2001                                                  14,409.67                       15,033.01
2/28/2001                                                  14,526.61                       15,216.34
3/31/2001                                                  14,591.58                       15,266.32
4/30/2001                                                  14,435.66                       15,078.30
5/31/2001                                                  14,474.64                       15,128.89
6/30/2001                                                  14,526.61                       15,207.83
7/31/2001                                                  14,903.42                       15,584.43
8/31/2001                                                  15,072.33                       15,785.74
9/30/2001                                                  15,436.15                       16,039.75
10/31/2001                                                 15,851.94                       16,475.68
11/30/2001                                                 15,423.15                       16,074.63
12/31/2001                                                 15,225.85                       15,921.05
1/31/2002                                                  15,362.16                       16,025.22
2/28/2002                                                  15,525.73                       16,173.63
3/31/2002                                                  15,157.69                       15,779.71
4/30/2002                                                  15,552.99                       16,166.15
5/31/2002                                                  15,648.41                       16,259.56
6/30/2002                                                  15,839.25                       16,488.81
7/31/2002                                                  16,166.39                       16,876.64
8/31/2002                                                  16,493.53                       17,233.55
9/30/2002                                                  16,875.20                       17,697.61
10/31/2002                                                 16,725.26                       17,496.16
11/30/2002                                                 16,575.32                       17,329.30
12/31/2002                                                 16,972.77                       17,774.18
1/31/2003                                                  16,944.22                       17,718.12
2/28/2003                                                  17,229.72                       18,024.04
3/31/2003                                                  17,144.07                       17,947.47
4/30/2003                                                  17,243.99                       18,031.09
5/31/2003                                                  17,700.79                       18,555.02
6/30/2003                                                  17,572.32                       18,438.21
7/31/2003                                                  16,587.35                       17,630.82
8/31/2003                                                  16,744.38                       17,734.26
9/30/2003                                                  17,158.35                       18,267.34
10/31/2003                                                 16,987.05                       17,991.35
11/30/2003                                                 17,044.15                       18,017.35
12/31/2003                                                 17,172.69                       18,177.11
1/31/2004                                                  17,307.44                       18,330.35
2/29/2004                                                  17,472.13                       18,554.75
3/31/2004                                                  17,576.93                       18,731.00
4/30/2004                                                  17,067.89                       18,129.49
5/31/2004                                                  17,022.97                       18,070.46
6/30/2004                                                  17,142.75                       18,146.61
7/31/2004                                                  17,307.44                       18,312.56
8/31/2004                                                  17,576.93                       18,690.64
9/30/2004                                                  17,621.84                       18,739.87
10/31/2004                                                 17,771.56                       18,887.80
11/30/2004                                                 17,666.76                       18,633.97
12/31/2004                                                 17,833.98                       18,819.19



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SELECT BALANCED FUND
(FORMERLY THE JNL/PPM AMERICA BALANCED FUND)*

[INSERT LOGO]   WELLINGTON MANAGEMENT COMPANY, LLP
                EDWARD P. BOUSA

OBJECTIVE:

The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

MONEY MANAGER COMMENTARY:
The Fund's Class A shares returned 5.32% for the period from Wellington Management's inception as subadviser on October 04, 2004 through December 31, 2004. Over this time period, the Fund outperformed the custom benchmark of 65% S&P 500 / 35% Lehman Brothers Aggregate Bond return of 4.97%. For the full year, the Fund's return of 10.88% compares favorably with the 10.88% return of the S&P 500 Index.

2004 finished strongly following the 2004 Presidential election. Oil prices peaked in October and have retreated roughly $8/barrel since then. This softening in energy costs was viewed as a positive for corporate earnings. The Federal Funds rate continued its rise to 2.25%, but long term rates were not significantly altered. Asian demand for US goods and services, a key driver of US industrial growth, remained solid. The weak US dollar also contributed to corporate earnings growth. Overall, the economy performed well, even with modest concerns about the consumer's ability to grow spending.

The equity market rally in the fourth quarter brought equities back to more fairly valued levels. The S&P 500 is currently valued at 17x 2005 projected earnings and its current yield is only 1.7%. The market's previous valuation discount, driven by terrorism and economic uncertainty seems to have been largely erased by the market recovery.

The Fund's equity portfolio outperformed the S&P 500 during the period. Our positions in Financials and Consumer Staples contributed favorably to performance, as strong stock selection drove positive outperformance in both sectors. However, our overweight position in Energy detracted from performance, as the fall in the price off its peak slowed what had been a strong sector earlier in the year.

The Fund's strongest contributors during the quarter included Caterpillar (21%), Altria (28%), Encana (16%), and Hartford Financial Services (19%). Caterpillar experienced increased demand for its products as industrial production expanded globally. Altria's Philip Morris unit had positive legal developments. There is increased hope for more favorable treatment from a second Bush Administration.

Stocks detracting from performance included Alcoa (-3%) and Pfizer (-7%). Alcoa has lagged because of the drag of labor issues at several plants. This dispute appears to be resolved now.

On the fixed income side, the Fund outperformed the Lehman Brothers Aggregate Bond Index during the period. The yield curve posture of the Fund added to returns relative to the benchmark. The Fund's barbelled term structure also enhanced returns as the yield curve flattened. In terms of sector allocation, gains generated from the Fund's overweight to the credit and securitized sectors were offset by an underweight to the mortgage-backed pass-through (MBS) sector which posted strong performance.

AVERAGE ANNUAL TOTAL RETURN

1 year            10.88%
5 year             9.59%
Since inception   10.57%
(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by the Phoenix Investment Counsel, Inc.
*Prior to 10/04/2004, the Fund was managed by PPM America, Inc.


date         JNL/Select Balanced Fund (Class A)        S&P 500 Index           Lehman Brothers Aggregate Bond Index
5/15/1995                       10,000.00               10,000.00                       10,000.00
5/31/1995                       10,070.00               10,130.00                       10,070.00
6/30/1995                       10,210.00               10,356.00                       10,210.00
7/31/1995                       10,460.00               10,694.00                       10,245.00
8/31/1995                       10,660.00               10,726.00                       10,368.00
9/30/1995                       10,840.00               11,179.00                       10,469.00
10/31/1995                      10,890.00               11,139.00                       10,605.00
11/30/1995                      11,270.00               11,627.00                       10,764.00
12/31/1995                      11,544.72               11,851.00                       10,915.00
1/31/1996                       11,711.73               12,254.00                       10,988.00
2/29/1996                       11,711.73               12,368.00                       10,797.00
3/31/1996                       11,659.54               12,487.00                       10,722.00
4/30/1996                       11,649.10               12,671.00                       10,662.00
5/31/1996                       11,878.74               12,996.00                       10,588.00
6/30/1996                       11,983.12               13,046.00                       10,404.00
7/31/1996                       11,555.15               12,469.00                       10,472.00
8/31/1996                       11,732.60               12,732.00                       10,619.00
9/30/1996                       12,264.96               13,448.00                       10,778.00
10/31/1996                      12,588.54               13,819.00                       11,017.00
11/30/1996                      13,089.58               14,862.00                       11,206.00
12/31/1996                      12,792.44               14,568.00                       11,102.00
1/31/1997                       13,339.76               15,477.04                       11,105.44
2/28/1997                       13,200.25               15,597.76                       11,133.21
3/31/1997                       12,738.78               14,958.26                       11,009.63
4/30/1997                       13,125.13               15,849.77                       11,174.77
5/31/1997                       13,640.26               16,813.43                       11,280.93
6/30/1997                       13,983.68               17,566.68                       11,415.17
7/31/1997                       14,638.33               18,963.23                       11,723.38
8/31/1997                       14,370.03               17,901.29                       11,623.74
9/30/1997                       14,810.04               18,882.28                       11,795.77
10/31/1997                      14,573.93               18,251.61                       11,966.81
11/30/1997                      14,938.82               19,096.66                       12,021.85
12/31/1997                      15,150.04               19,424.43                       12,143.27
1/31/1998                       15,126.84               19,639.25                       12,361.85
2/28/1998                       15,869.27               21,055.75                       12,434.79
3/31/1998                       16,391.28               22,133.99                       12,332.71
4/30/1998                       16,414.48               22,417.75                       12,396.84
5/31/1998                       16,414.48               21,996.30                       12,514.61
6/30/1998                       16,344.88               22,862.95                       12,618.59
7/31/1998                       16,112.87               22,620.12                       12,645.14
8/31/1998                       14,987.64               19,352.80                       12,844.59
9/30/1998                       15,440.05               20,592.62                       13,152.36
10/31/1998                      16,101.27               22,266.16                       13,153.00
11/30/1998                      16,658.09               23,615.11                       13,157.48
12/31/1998                      16,674.14               24,975.06                       13,197.07
1/31/1999                       16,735.99               26,019.44                       13,291.34
2/28/1999                       16,476.23               25,211.07                       13,059.27
3/31/1999                       16,562.81               26,219.74                       13,131.73
4/30/1999                       17,515.27               27,235.12                       13,173.35
5/31/1999                       17,403.94               26,591.99                       13,057.92
6/30/1999                       17,626.59               28,067.79                       13,016.21
7/31/1999                       17,255.51               27,191.38                       12,960.92
8/31/1999                       16,909.16               27,056.91                       12,954.33
9/30/1999                       16,612.29               26,315.12                       13,104.65
10/31/1999                      16,735.99               27,980.40                       13,153.00
11/30/1999                      16,698.88               28,549.21                       13,151.68
12/31/1999                      16,656.75               30,230.62                       13,088.26
1/31/2000                       16,048.64               28,711.77                       13,045.07
2/29/2000                       15,281.90               28,168.23                       13,202.92
3/31/2000                       16,498.11               30,923.95                       13,377.20
4/30/2000                       16,471.67               29,993.60                       13,338.40
5/31/2000                       16,564.21               29,378.20                       13,331.73
6/30/2000                       16,114.74               30,102.43                       13,609.03
7/31/2000                       16,101.52               29,631.78                       13,732.88
8/31/2000                       16,802.16               31,472.32                       13,932.00
9/30/2000                       16,855.04               29,810.74                       14,019.77
10/31/2000                      17,397.05               29,684.73                       14,112.30
11/30/2000                      17,211.97               27,344.42                       14,343.75
12/31/2000                      18,030.77               27,478.21                       14,610.54
1/31/2001                       18,827.26               28,453.11                       14,610.54
2/28/2001                       18,923.39               25,858.67                       14,610.54
3/31/2001                       18,635.00               24,220.50                       15,053.24
4/30/2001                       19,211.77               26,102.68                       15,053.24
5/31/2001                       19,527.62               26,277.59                       15,053.24
6/30/2001                       19,651.21               25,638.02                       15,137.54
7/31/2001                       19,953.32               25,385.59                       15,137.54
8/31/2001                       19,761.07               23,796.45                       15,137.54
9/30/2001                       18,786.06               21,874.84                       15,835.38
10/31/2001                      19,088.18               22,291.95                       15,835.38
11/30/2001                      19,719.87               24,001.92                       15,835.38
12/31/2001                      19,936.87               24,212.56                       15,843.30
1/31/2002                       20,264.40               23,873.58                       15,970.04
2/28/2002                       20,378.33               23,413.21                       16,124.95
3/31/2002                       20,734.34               24,293.75                       15,857.28
4/30/2002                       20,648.90               22,820.87                       16,164.91
5/31/2002                       21,019.16               22,652.75                       16,302.31
6/30/2002                       20,421.05               21,039.24                       16,444.14
7/31/2002                       19,409.97               19,399.04                       16,643.11
8/31/2002                       19,623.57               19,526.32                       16,924.38
9/30/2002                       18,142.55               17,404.18                       17,198.56
10/31/2002                      18,996.99               18,936.08                       17,119.44
11/30/2002                      19,908.39               20,050.62                       17,114.31
12/31/2002                      19,551.43               18,861.96                       17,468.58
1/31/2003                       19,224.08               18,367.83                       17,484.30
2/28/2003                       18,986.01               18,092.24                       17,725.58
3/31/2003                       19,030.65               18,267.91                       17,711.40
4/30/2003                       20,176.36               19,772.72                       17,858.40
5/31/2003                       21,277.43               20,814.48                       18,190.57
6/30/2003                       21,441.10               21,079.91                       18,154.19
7/31/2003                       21,441.10               21,451.63                       17,544.21
8/31/2003                       21,753.57               21,869.92                       17,660.00
9/30/2003                       21,798.20               21,637.81                       18,127.99
10/31/2003                      22,661.20               22,861.67                       17,959.40
11/30/2003                      22,854.64               23,062.80                       18,002.50
12/31/2003                      23,768.83               24,272.52                       18,186.13
1/31/2004                       24,135.68               24,718.01                       18,331.62
2/29/2004                       24,441.39               25,061.47                       18,529.60
3/31/2004                       24,441.39               24,683.39                       18,668.57
4/30/2004                       23,982.82               24,295.84                       18,183.19
5/31/2004                       24,074.54               24,629.28                       18,110.46
6/30/2004                       24,502.53               25,108.36                       18,212.82
7/31/2004                       24,273.25               24,276.12                       18,393.34
8/31/2004                       24,594.24               24,374.39                       18,744.19
9/30/2004                       24,869.38               24,638.25                       18,795.05
10/31/2004                      25,022.23               25,014.72                       18,952.93
11/30/2004                      25,694.79               26,026.74                       18,801.30
12/31/2004                      26,353.77               26,912.58                       18,974.27




Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SELECT GLOBAL GROWTH FUND
(FORMERLY THE JNL/JANUS GLOBAL EQUITIES FUND)*

[INSERT LOGO]   WELLINGTON MANAGEMENT COMPANY, LLP
                JOHN A. BOSELLI

OBJECTIVE:

The investment objective of the JNL/Select Global Growth Fund is long-term growth of capital.

MONEY MANAGER COMMENTARY:
FUND PERFORMANCE:
During 2004 Wellington Management assumed subadvisery responsibilities for the Fund. The Fund's Class A shares returned 12.0% for the period from Wellington's inception as subadviser on May 01, 2004 through December 31, 2004. Over this time period, the Fund trailed the MSCI World benchmark return of 14.5% but beat the MSCI World Growth benchmark return of 10.9%. For the full year, the Fund returned 11.36% vs. 14.72% for it's benchmark the MSCI World Index.

MARKET OVERVIEW:
During the period, global equity markets, as measured by the MSCI World Index, outperformed US equity markets, as measured by the S&P 500 Index. The advance of global markets was disparate, with value-oriented sectors of the MSCI World Index, such as Energy, Utilities, and Materials, achieving returns ranging from 23-25%. The returns of more growth-oriented sectors, such as Health Care and Technology were much lower.

We do not manage the Fund according to country weights. Instead, we focus mainly on sector and stock weights. Our outperformance versus the benchmark was primarily driven by strong stock selection within the Health Care and Information Technology sectors. Although these were among the weakest sectors of the benchmark, they were the strongest sectors of the Fund. The three largest contributors to the Fund's absolute returns were from these two sectors. The two largest contributors were Apple Computer and Canadian technology hardware company, Research in Motion. Research in Motion, which produces the wildly successful Blackberry device, is an example of how we are able to take advantage of volatility caused by non-fundamental factors. During the summer, the stock fell although there was no change in the outlook for the company. We took advantage of this disparity and added to our position. The stock price subsequently rose dramatically. Much of the volatility in the stock price was attributed to an outstanding patent litigation case. After much work, we concluded that the ruling would come sooner and have a more negative effect on the stock price than expected. As a result, we trimmed our holdings, fortunately ahead of the December 12 US appeals court ruling and the subsequent drop in stock price.

Relative performance was offset somewhat by the Fund's stock selection in Energy, Financials and Industrials. The three largest detractors from absolute returns were Red Hat, Alcatel, and Samsung Electronics. Alcatel, the French communications and energy infrastructure company, dramatically underperformed after reporting weak second quarter results, largely upon disappointment with cost cutting efforts. We continued to hold the stock as of the end of the period as the price has rebounded.

We continue to be positioned for economic growth and are beginning to see many of the trends play out in stock price performance. Our focus will remain on stock and sector selection, coming from intense bottom-up research. Our large weights in the Consumer Discretionary and Information Technology sectors, some of the strongest representatives of growth, are a result of our bottom-up research and analysis. We will continue to meet with every company we invest in, and of course, with many others.

AVERAGE ANNUAL TOTAL RETURN

1 year            11.36%
5 year            -8.84%
Since inception   10.66%
(Inception date May 15, 1995).
*Prior to 05/01/2004, the Fund was managed by Janus Capital Management, LLC

date         JNL/Select Global Growth Fund (Class A)        MSCI World Index
5/15/1995                               10,000.00               10,000.00
5/31/1995                               10,180.00               10,046.00
6/30/1995                               10,680.00               10,026.00
7/31/1995                               11,600.00               10,511.00
8/31/1995                               11,910.00               10,260.00
9/30/1995                               12,240.00               10,543.00
10/31/1995                              12,150.00               10,360.00
11/30/1995                              12,470.00               10,703.00
12/31/1995                              12,926.00               10,999.00
1/31/1996                               13,317.07               11,182.00
2/29/1996                               13,512.61               11,233.00
3/31/1996                               14,150.68               11,402.00
4/30/1996                               14,613.79               11,588.00
5/31/1996                               15,210.69               11,581.00
6/30/1996                               15,735.55               11,623.00
7/31/1996                               15,220.98               11,194.00
8/31/1996                               15,838.46               11,305.00
9/30/1996                               16,064.88               11,730.00
10/31/1996                              16,260.41               11,794.00
11/30/1996                              17,104.31               12,437.00
12/31/1996                              16,979.84               12,221.00
1/31/1997                               17,638.93               12,370.34
2/28/1997                               18,041.08               12,514.70
3/31/1997                               17,974.06               12,269.29
4/30/1997                               17,951.72               12,672.46
5/31/1997                               19,001.79               13,456.88
6/30/1997                               19,996.00               14,130.27
7/31/1997                               20,967.87               14,783.23
8/31/1997                               19,638.53               13,796.44
9/30/1997                               21,146.61               14,548.21
10/31/1997                              20,029.51               13,784.72
11/30/1997                              19,951.32               14,030.78
12/31/1997                              20,226.96               14,203.92
1/31/1998                               20,944.40               14,581.50
2/28/1998                               22,633.83               15,549.20
3/31/1998                               23,698.41               16,335.68
4/30/1998                               24,219.13               16,476.17
5/31/1998                               25,063.85               16,250.44
6/30/1998                               25,630.85               16,463.94
7/31/1998                               25,885.42               16,418.50
8/31/1998                               22,008.97               14,209.90
9/30/1998                               21,291.54               14,443.56
10/31/1998                              22,286.69               15,729.83
11/30/1998                              23,756.27               16,646.03
12/31/1998                              25,661.00               17,439.66
1/31/1999                               27,320.67               17,801.99
2/28/1999                               26,299.33               17,308.85
3/31/1999                               27,332.27               18,009.78
4/30/1999                               27,761.70               18,699.98
5/31/1999                               27,030.51               17,996.98
6/30/1999                               28,678.57               18,816.67
7/31/1999                               28,690.18               18,740.10
8/31/1999                               28,806.24               18,686.41
9/30/1999                               29,525.82               18,485.25
10/31/1999                              31,789.00               19,426.21
11/30/1999                              36,501.06               19,952.95
12/31/1999                              42,231.98               21,565.48
1/31/2000                               41,794.16               20,328.04
2/29/2000                               48,609.96               20,215.74
3/31/2000                               47,367.50               21,786.57
4/30/2000                               43,415.28               20,862.88
5/31/2000                               40,504.36               20,332.21
6/30/2000                               42,681.63               21,014.32
7/31/2000                               41,545.66               20,420.22
8/31/2000                               43,663.77               21,081.94
9/30/2000                               40,125.70               19,958.48
10/31/2000                              38,575.58               19,621.62
11/30/2000                              34,729.86               18,427.88
12/31/2000                              34,509.84               18,723.52
1/31/2001                               35,798.81               19,084.08
2/28/2001                               31,108.03               17,469.13
3/31/2001                               28,383.92               16,318.77
4/30/2001                               31,174.47               17,521.69
5/31/2001                               30,789.11               17,293.37
6/30/2001                               29,579.87               16,749.11
7/31/2001                               28,144.73               16,525.24
8/31/2001                               26,124.90               15,729.60
9/30/2001                               23,507.09               14,341.48
10/31/2001                              24,251.24               14,615.33
11/30/2001                              25,792.69               15,477.75
12/31/2001                              26,398.46               15,573.48
1/31/2002                               25,124.61               15,100.09
2/28/2002                               24,880.68               14,967.29
3/31/2002                               26,113.88               15,626.60
4/30/2002                               24,636.75               15,095.45
5/31/2002                               24,447.03               15,120.61
6/30/2002                               22,820.84               14,200.57
7/31/2002                               20,639.04               13,002.35
8/31/2002                               20,855.87               13,024.56
9/30/2002                               18,565.65               11,590.56
10/31/2002                              19,527.81               12,444.60
11/30/2002                              20,246.05               13,113.67
12/31/2002                              19,240.51               12,476.53
1/31/2003                               18,378.38               12,096.32
2/28/2003                               17,913.10               11,884.62
3/31/2003                               17,639.41               11,845.39
4/30/2003                               18,980.50               12,895.10
5/31/2003                               20,143.69               13,629.27
6/30/2003                               20,513.17               13,863.44
7/31/2003                               20,923.71               14,143.34
8/31/2003                               21,197.40               14,447.17
9/30/2003                               21,060.55               14,534.11
10/31/2003                              22,292.16               15,395.14
11/30/2003                              22,524.80               15,627.82
12/31/2003                              23,852.21               16,607.06
1/31/2004                               24,317.48               16,873.54
2/29/2004                               24,618.54               17,156.09
3/31/2004                               25,097.50               17,042.24
4/30/2004                               23,715.36               16,693.20
5/31/2004                               23,852.21               16,832.50
6/30/2004                               24,618.54               17,191.12
7/31/2004                               22,757.44               16,629.83
8/31/2004                               22,593.23               16,702.92
9/30/2004                               23,770.10               17,018.90
10/31/2004                              24,659.60               17,435.35
11/30/2004                              26,028.05               18,351.25
12/31/2004                              26,561.75               19,051.77



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SELECT LARGE CAP GROWTH FUND
(FORMERLY JNL/JANUS AGGRESSIVE GROWTH FUND)*

[INSERT LOGO]   WELLINGTON MANAGEMENT COMPANY, LLP
                JOHN A. BOSELLI

OBJECTIVE:

JNL/Select Large Cap Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.

MONEY MANAGER COMMENTARY:
FUND PERFORMANCE:
During 2004, Wellington Management assumed subadviser duties for the Fund. The Fund's Class A shares returned 8.60% for the period from Wellington's inception as subadviser on May 1, 2004 through December 31, 2004. Over this time period, the Fund outperformed the Russell 1000 Growth benchmark return of 6.71%. For the full year, the Fund returned 11.67% vs. 10.88% for it's benchmark the S&P 500 Index.

MARKET OVERVIEW:
The US market was weak over the summer as a result of investor focus on several concerns: a softening economy, uncertainty over presidential elections, continued violence in Iraq, and worries of potential terrorist strikes during the political conventions or the Olympics. By autumn, many of these worries had been mitigated. The economy seemed to be moving forward despite record high oil prices and America remained free of terrorist attacks. This benign news powered another rise in the final months of the year. During the period, value stocks outperformed growth, as they have for the last several years.

The Fund outperformed its benchmark in this volatile environment by maintaining its focus on stock selection and investing with high conviction. Stock selection in Technology was the primary driver of the Fund's outperformance. Wireless handheld device maker Research In Motion continued to appreciate during the summer due to the introduction of a new consumer voice and messaging device plus continued strong subscriber growth. We began to sell shares in Research in Motion as the stock price appreciation reduced the valuation attractiveness of the stock. Internet media company Yahoo! also boosted results on favorable trends for online advertising and paid search, while online auctioneer eBay, a Consumer Discretionary stock, rose on strong international growth and accelerating PayPal metrics.

On the negative side, stock selection in Health Care and Industrials partially offset the Fund's overall positive return. The Fund's three largest detractors were in the Health Care sector. Drug distributor Cardinal Health was hurt by an investigation of accounting practices. We sold the stock as the investigation continues and Cardinal's distribution business continues to see competitive pressures. AstraZeneca fell on concerns regarding the safety profile of cholesterol fighting drug Crestor and a potential shortcoming in its non-small cell lung cancer drug Iressa, while shares of Eli Lilly reacted negatively to slowing Zyprexa sales.

Though we believe that the economy will exhibit moderate growth over the intermediate term, we are somewhat challenged to aptly forecast the near-term macroeconomic environment. In this uncertain environment, we continue to emphasize competitively-advantaged, share-gaining industry leaders that should perform well in most economic scenarios.

AVERAGE ANNUAL TOTAL RETURN

1 year            11.67%
5 year           -10.11%
Since inception   12.03%
(Inception date May 15, 1995).
*Prior to 05/01/2004, the Fund was managed by Janus Capital Management, LLC


date         JNL/Select Large Cap Growth Fund (Class A)  Russell 1000 Growth Index   S&P 500 Index
5/15/1995                            10,000.00                   10,000.00              10,000
5/31/1995                            10,130.00                   10,366.00              10,130
6/30/1995                            10,860.00                   10,789.41              10,356
7/31/1995                            11,860.00                   10,788.22              10,694
8/31/1995                            11,870.00                   11,385.47              10,726
9/30/1995                            12,190.00                   11,263.47              11,179
10/31/1995                           11,910.00                   11,686.89              11,139
11/30/1995                           12,490.00                   11,737.53              11,627
12/31/1995                           12,409.00                   12,113.89              11,851
1/31/1996                            12,760.58                   12,324.01              12,254
2/29/1996                            13,401.72                   12,537.77              12,368
3/31/1996                            13,577.51                   12,529.26              12,487
4/30/1996                            14,125.57                   12,851.72              12,671
5/31/1996                            14,446.14                   13,283.69              12,996
6/30/1996                            14,022.17                   13,278.42              13,046
7/31/1996                            13,029.45                   12,491.54              12,469
8/31/1996                            13,773.99                   12,799.00              12,732
9/30/1996                            14,601.25                   13,713.24              13,448
10/31/1996                           14,528.87                   13,786.66              13,819
11/30/1996                           14,901.14                   14,796.22              14,862
12/31/1996                           14,760.95                   14,486.32              14,568
1/31/1997                            15,356.68                   15,495.49              15,477
2/28/1997                            14,783.01                   15,376.64              15,598
3/31/1997                            14,010.77                   14,529.32              14,958
4/30/1997                            14,275.54                   15,483.32              15,850
5/31/1997                            15,113.98                   16,578.87              16,813
6/30/1997                            15,665.58                   17,231.89              17,567
7/31/1997                            17,022.53                   18,725.76              18,963
8/31/1997                            16,261.32                   17,604.65              17,901
9/30/1997                            17,232.14                   18,452.77              18,882
10/31/1997                           16,746.73                   17,753.50              18,252
11/30/1997                           16,702.60                   18,494.96              19,097
12/31/1997                           16,630.60                   18,684.39              19,424
1/31/1998                            17,191.44                   19,226.68              19,639
2/28/1998                            18,713.72                   20,675.51              21,056
3/31/1998                            19,595.04                   21,476.19              22,134
4/30/1998                            20,373.35                   21,759.72              22,418
5/31/1998                            19,766.72                   21,132.23              21,996
6/30/1998                            21,620.93                   22,405.45              22,863
7/31/1998                            21,563.70                   22,237.52              22,620
8/31/1998                            18,038.42                   18,884.75              19,353
9/30/1998                            20,201.66                   20,295.04              20,593
10/31/1998                           20,934.19                   21,923.56              22,266
11/30/1998                           22,319.12                   23,568.31              23,615
12/31/1998                           26,219.85                   25,674.63              24,975
1/31/1999                            29,782.32                   27,161.99              26,019
2/28/1999                            28,832.33                   25,913.51              25,211
3/31/1999                            32,477.93                   27,251.22              26,220
4/30/1999                            34,199.80                   27,289.75              27,235
5/31/1999                            32,311.68                   26,429.06              26,592
6/30/1999                            34,829.17                   28,291.62              28,068
7/31/1999                            33,368.55                   27,334.38              27,191
8/31/1999                            34,294.80                   27,778.12              27,057
9/30/1999                            35,992.91                   27,179.03              26,315
10/31/1999                           38,688.52                   29,214.80              27,980
11/30/1999                           42,726.00                   30,750.03              28,549
12/31/1999                           50,979.82                   33,959.20              30,231
1/31/2000                            50,928.80                   32,351.77              28,712
2/29/2000                            57,191.27                   33,389.72              28,168
3/31/2000                            57,994.80                   36,276.02              30,924
4/30/2000                            52,867.49                   34,582.19              29,994
5/31/2000                            48,275.86                   32,838.07              29,378
6/30/2000                            49,615.08                   35,357.70              30,102
7/31/2000                            48,964.60                   33,787.61              29,632
8/31/2000                            52,561.38                   36,887.69              31,472
9/30/2000                            50,291.07                   33,367.02              29,811
10/31/2000                           48,020.77                   31,802.57              29,685
11/30/2000                           40,329.79                   27,105.20              27,344
12/31/2000                           40,288.56                   26,231.11              27,478
1/31/2001                            42,178.27                   28,042.56              28,453
2/28/2001                            34,150.79                   23,269.35              25,859
3/31/2001                            30,613.26                   20,730.24              24,221
4/30/2001                            35,586.97                   23,351.69              26,103
5/31/2001                            34,634.56                   22,995.15              26,278
6/30/2001                            33,289.09                   22,456.10              25,638
7/31/2001                            31,338.91                   21,876.49              25,386
8/31/2001                            28,239.79                   20,073.97              23,796
9/30/2001                            25,488.37                   18,058.51              21,875
10/31/2001                           25,866.32                   18,997.08              22,292
11/30/2001                           27,574.61                   20,806.91              24,002
12/31/2001                           28,127.61                   20,749.71              24,213
1/31/2002                            27,202.66                   20,375.74              23,874
2/28/2002                            25,398.24                   19,511.38              23,413
3/31/2002                            26,580.97                   20,175.35              24,294
4/30/2002                            24,412.64                   18,522.11              22,821
5/31/2002                            23,927.42                   18,060.92              22,653
6/30/2002                            21,637.79                   16,374.41              21,039
7/31/2002                            19,969.84                   15,465.44              19,399
8/31/2002                            20,060.82                   15,499.51              19,526
9/30/2002                            18,832.61                   13,874.23              17,404
10/31/2002                           20,060.82                   15,136.88              18,936
11/30/2002                           21,228.38                   15,943.63              20,051
12/31/2002                           19,757.56                   14,822.54              18,862
1/31/2003                            19,530.11                   14,452.21              18,368
2/28/2003                            19,181.36                   14,366.63              18,092
3/31/2003                            19,712.07                   14,620.12              18,268
4/30/2003                            21,304.20                   15,692.15              19,773
5/31/2003                            22,759.86                   16,459.96              20,814
6/30/2003                            23,245.08                   16,667.23              21,080
7/31/2003                            23,745.46                   17,072.42              21,452
8/31/2003                            24,458.13                   17,480.47              21,870
9/30/2003                            23,912.26                   17,276.86              21,638
10/31/2003                           25,322.43                   18,231.66              22,862
11/30/2003                           25,656.02                   18,404.86              23,063
12/31/2003                           26,762.92                   19,018.96              24,273
1/31/2004                            27,399.78                   19,399.84              24,718
2/29/2004                            27,809.18                   19,498.81              25,061
3/31/2004                            28,324.73                   19,122.41              24,683
4/30/2004                            27,521.08                   18,891.62              24,296
5/31/2004                            28,552.17                   19,223.00              24,629
6/30/2004                            29,113.21                   19,442.83              25,108
7/31/2004                            26,793.25                   18,333.89              24,276
8/31/2004                            26,171.56                   18,219.10              24,374
9/30/2004                            27,354.29                   18,380.12              24,638
10/31/2004                           27,566.57                   18,656.34              25,015
11/30/2004                           28,627.99                   19,272.46              26,027
12/31/2004                           29,886.53                   20,013.11              26,913


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/SELECT VALUE FUND
(FORMERLY THE JNL/PPM AMERICA VALUE FUND)*

[INSERT LOGO]   WELLINGTON MANAGEMENT COMPANY, LLP
                MS. KAREN H. GRIMES

OBJECTIVE:

JNL/Select Value Fund seeks as its investment objective long term growth of capital

MONEY MANAGER COMMENTARY:
Since inception of Wellington Management as the Fund's subadviser on October 04, 2004, Fund's Class A shares returned 7.5%, trailing the Russell 1000 Value Index return of 8.6%. For the full year, the Fund returned 14.77% vs. 13.70% for the Russell 1000 Value Index and 15.60% for the S&P 400 Barra Value Index.

US equity markets moved substantially higher since inception of the portfolio as US political uncertainty was resolved, economic fundamentals improved, and energy prices corrected. These factors largely offset concerns over the prospect of decelerating earnings growth and a flattening yield curve.

In the Fund, positive performance from holdings in the Energy and Industrials sectors was more than offset by weak results from holdings in the Materials, Financials, and Consumer Staples sectors.

Individual stocks that contributed the most to relative results during the period were Caterpillar (21%), Anthem (26%), Rockwell Automation (19%), and Wellpoint Health (13%). Performance was negatively impacted during the quarter by our holdings in Pfizer (-7%), National City (-4%) and Alcoa (-3%).

As we begin 2005, we look for US and global economic growth to decelerate to the 3% level, with a bias to the downside. The war in Iraq continues with no perceptible decline in insurgent activity, and the Asian tsunami placed a somber tone on the New Year. Commodity price increases have stalled in the near term, as Chinese economic growth has moderated. We continue to monitor energy closely, and we expect oil and natural gas prices to fall further. They are not yet at levels that would be stimulative to the US economy on a comparative basis. US employment continues to grow, though at a disappointing rate.

Investors exploited much of the risk-based opportunity in the market during 2004, which leads us to focus on long cycle laggards with long-term growth opportunities and better relative valuations. We continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average.

AVERAGE ANNUAL TOTAL RETURN

1 year            14.77%
Since inception   26.40%
(Inception date September 30, 2002).
*Prior to 10/04/2004, the Fund was managed by PPM America, Inc.


date                JNL/Select Value Fund (Class A)      Russell 1000 Value Index     S&P 500 Barra Value Index
9/30/2002                             10,000.00                    10,000.00                      10,000.00
10/31/2002                            10,620.00                    10,830.82                      10,831.45
11/30/2002                            11,450.00                    11,462.84                      11,592.34
12/31/2002                            10,970.00                    10,813.98                      10,989.88
1/31/2003                             10,670.00                    10,551.98                      10,689.10
2/28/2003                             10,350.00                    10,388.69                      10,397.96
3/31/2003                             10,390.00                    10,495.77                      10,384.69
4/30/2003                             11,370.00                    11,343.18                      11,411.39
5/31/2003                             12,280.00                    11,990.08                      12,251.37
6/30/2003                             12,450.00                    12,147.90                      12,340.93
7/31/2003                             12,770.00                    12,389.93                      12,614.98
8/31/2003                             13,030.00                    12,641.31                      12,887.78
9/30/2003                             12,850.00                    12,511.88                      12,654.52
10/31/2003                            13,780.00                    13,245.94                      13,519.60
11/30/2003                            13,950.00                    13,404.63                      13,641.05
12/31/2003                            14,787.36                    14,046.50                      14,483.75
1/31/2004                             15,069.03                    13,956.33                      14,739.94
2/29/2004                             15,300.39                    14,226.05                      15,072.94
3/31/2004                             15,209.86                    14,075.25                      14,968.59
4/30/2004                             15,008.67                    13,706.12                      14,597.84
5/31/2004                             15,159.56                    13,815.52                      14,766.47
6/30/2004                             15,572.00                    14,115.44                      15,087.01
7/31/2004                             15,229.98                    13,890.92                      14,800.34
8/31/2004                             15,360.75                    14,059.32                      14,959.83
9/30/2004                             15,622.29                    14,246.03                      15,243.08
10/31/2004                            15,793.31                    14,455.33                      15,473.28
11/30/2004                            16,396.87                    15,151.74                      16,228.22
12/31/2004                            16,971.96                    15,622.45                      16,756.67



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

[INSERT LOGO]   T. ROWE PRICE ASSOCIATES, INC.
                INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:

JNL/T. Rowe Price Established Growth Fund seeks as its investment objective long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

MONEY MANAGER COMMENTARY:
Large-cap growth stocks posted solid results for the 12-month period ended December 31, 2004, but once again lagged large-cap value shares. Most stock market benchmarks ended the year near their highest levels, thanks in large part to a fourth-quarter rally triggered by falling oil prices and the U.S. presidential election concluding without controversy. Within the S&P 500 Index, the energy (higher oil prices) and utility sectors were strongest; health care (pharmaceuticals) and information technology were weakest but posted positive returns.

The Fund's Class A shares (9.89%) modestly underperformed the S&P 500 Index (10.88%) and outperformed the style-specific Russell 1000 Growth Index (5.23%) and the Lipper Large-Cap Growth Funds Index (7.45%) for the year. Overall, sector allocation decisions (overweighting information technology, underweighting energy, and not owning utilities) detracted from relative results. However, stock selection in the health care, materials, and information technology sectors offset all of the ground lost to the S&P 500 from sector allocation.

The health care sector was the best contributor to relative performance. Among our health care services providers, both UnitedHealth Group (the portfolio's third-largest holding) and WellPoint (merged with Anthem in the fourth quarter and is now the nation's largest health insurer) trended steadily higher. Additionally, we benefited from underweighting pharmaceuticals (avoiding Merck, eliminating Eli Lilly, and underweighting Pfizer), which aided our comparison with the benchmark. The materials sector was the second-best relative contributor driven by good stock selection and strong global demand for steel. The Fund's overweight in Nucor was the main driver of relative performance within the sector.

Rising oil prices benefited the energy sector, but stock selection and an underweight allocation hampered the Fund's performance versus the S&P 500. Schlumberger, for example, posted solid gains but detracted from relative results because it did not perform as well as other holdings in the group.

Financials were relative performance detractors for 2004, largely due to stock selection. The Fund is significantly overweight in capital markets-State Street and Mellon Financial were large detractors-and underweight in commercial banks, which benefited from consolidation in early 2004. On a brighter note, capital markets rebounded strongly in the final quarter, benefiting from reinvigorated IPO and merger activity and stronger economic growth. Insurance holdings were generally weak performers for the past 12 months.

The economy improved from its summer "soft patch" and we believe the trend should continue, contributing to a sustained enterprise spending recovery and a healthy environment for equities. We are also encouraged by the solid fundamentals underpinning the large-cap growth segment of the market. We hope that investors will increasingly focus on long-term equity ownership, and believe that companies with sustainable earnings and cash flow growth will be afforded higher prices.

AVERAGE ANNUAL TOTAL RETURN

1 year             9.89%
5 year            -0.32%
Since inception   11.88%
(Inception date May 15, 1995).

                     JNL/T.Rowe Price
date         Established Growth Fund (Class A)             S&P 500 Index
05/15/1995                   10,000.00                       10,000.00
05/31/1995                   10,230.00                       10,130.00
06/30/1995                   10,760.00                       10,356.00
07/31/1995                   11,210.00                       10,694.00
08/31/1995                   11,230.00                       10,726.00
09/30/1995                   11,720.00                       11,179.00
10/31/1995                   11,570.00                       11,139.00
11/30/1995                   11,820.00                       11,627.00
12/31/1995                   12,145.59                       11,851.00
01/31/1996                   12,766.41                       12,254.00
02/29/1996                   12,834.14                       12,368.00
03/31/1996                   12,822.85                       12,487.00
04/30/1996                   13,116.33                       12,671.00
05/31/1996                   13,387.24                       12,996.00
06/30/1996                   13,375.95                       13,046.00
07/31/1996                   12,879.29                       12,469.00
08/31/1996                   13,240.50                       12,732.00
09/30/1996                   14,019.35                       13,448.00
10/31/1996                   14,166.09                       13,819.00
11/30/1996                   15,080.39                       14,862.00
12/31/1996                   14,889.64                       14,568.00
01/31/1997                   15,589.08                       15,477.04
02/28/1997                   15,612.78                       15,597.76
03/31/1997                   14,948.92                       14,958.26
04/30/1997                   15,636.49                       15,849.77
05/31/1997                   16,691.57                       16,813.43
06/30/1997                   17,509.55                       17,566.68
07/31/1997                   18,706.89                       18,963.23
08/31/1997                   17,711.09                       17,901.29
09/30/1997                   18,730.60                       18,882.28
10/31/1997                   18,185.28                       18,251.61
11/30/1997                   18,849.15                       19,096.66
12/31/1997                   19,277.00                       19,424.43
01/31/1998                   19,597.87                       19,639.25
02/28/1998                   21,189.89                       21,055.75
03/31/1998                   22,226.56                       22,133.99
04/30/1998                   22,399.33                       22,417.75
05/31/1998                   21,856.32                       21,996.30
06/30/1998                   22,596.79                       22,862.95
07/31/1998                   22,374.65                       22,620.12
08/31/1998                   18,906.76                       19,352.80
09/30/1998                   19,968.11                       20,592.62
10/31/1998                   21,621.83                       22,266.16
11/30/1998                   22,967.03                       23,615.11
12/31/1998                   24,632.53                       24,975.06
01/31/1999                   24,955.63                       26,019.44
02/28/1999                   24,309.44                       25,211.07
03/31/1999                   25,188.25                       26,219.74
04/30/1999                   26,041.22                       27,235.12
05/31/1999                   25,317.49                       26,591.99
06/30/1999                   26,713.25                       28,067.79
07/31/1999                   25,950.75                       27,191.38
08/31/1999                   25,692.28                       27,056.91
09/30/1999                   25,162.40                       26,315.12
10/31/1999                   26,687.40                       27,980.40
11/30/1999                   27,682.52                       28,549.21
12/31/1999                   29,994.80                       30,230.62
01/31/2000                   28,944.29                       28,711.77
02/29/2000                   30,050.09                       28,168.23
03/31/2000                   32,482.85                       30,923.95
04/30/2000                   31,404.70                       29,993.60
05/31/2000                   30,354.19                       29,378.20
06/30/2000                   32,344.63                       30,102.43
07/31/2000                   31,888.48                       29,631.78
08/31/2000                   34,348.89                       31,472.32
09/30/2000                   32,648.72                       29,810.74
10/31/2000                   32,220.22                       29,684.73
11/30/2000                   29,027.23                       27,344.42
12/31/2000                   29,894.16                       27,478.21
01/31/2001                   30,835.33                       28,453.11
02/28/2001                   27,820.39                       25,858.67
03/31/2001                   25,395.68                       24,220.50
04/30/2001                   28,059.67                       26,102.68
05/31/2001                   28,298.95                       26,277.59
06/30/2001                   27,597.06                       25,638.02
07/31/2001                   27,038.74                       25,385.59
08/31/2001                   25,299.97                       23,796.45
09/30/2001                   23,497.38                       21,874.84
10/31/2001                   24,406.65                       22,291.95
11/30/2001                   26,336.85                       24,001.92
12/31/2001                   26,834.73                       24,212.56
01/31/2002                   25,891.19                       23,873.58
02/28/2002                   25,347.46                       23,413.21
03/31/2002                   26,450.92                       24,293.75
04/30/2002                   24,931.67                       22,820.87
05/31/2002                   24,547.86                       22,652.75
06/30/2002                   22,468.89                       21,039.24
07/31/2002                   20,805.71                       19,399.04
08/31/2002                   21,237.50                       19,526.32
09/30/2002                   19,030.59                       17,404.18
10/31/2002                   20,821.70                       18,936.08
11/30/2002                   21,845.19                       20,050.62
12/31/2002                   20,574.57                       18,861.96
 1/31/2003                   20,206.31                       18,367.83
 2/28/2003                   19,918.11                       18,092.24
 3/31/2003                   20,206.31                       18,267.91
 4/30/2003                   21,887.50                       19,772.72
 5/31/2003                   23,104.36                       20,814.48
 6/30/2003                   23,472.62                       21,079.91
 7/31/2003                   23,920.94                       21,451.63
 8/31/2003                   24,321.23                       21,869.92
 9/30/2003                   24,049.03                       21,637.81
10/31/2003                   25,217.86                       22,861.67
11/30/2003                   25,538.09                       23,062.80
12/31/2003                   26,857.91                       24,272.52
 1/31/2004                   27,338.37                       24,718.01
 2/29/2004                   27,578.60                       25,061.47
 3/31/2004                   27,258.30                       24,683.39
 4/30/2004                   26,697.76                       24,295.84
 5/31/2004                   27,114.16                       24,629.28
 6/30/2004                   27,498.53                       25,108.36
 7/31/2004                   26,137.21                       24,276.12
 8/31/2004                   26,089.17                       24,374.39
 9/30/2004                   26,585.65                       24,638.25
10/31/2004                   27,034.08                       25,014.72
11/30/2004                   28,411.41                       26,026.74
12/31/2004                   29,512.78                       26,912.58




Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/T.ROWE PRICE MID-CAP GROWTH FUND

[INSERT LOGO]   T. ROWE PRICE ASSOCIATES, INC.
                INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:
JNL/T.Rowe Price Mid-Cap Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above average growth.

MONEY MANAGER COMMENTARY:
The Fund's A Shares posted a strong gain for the 12 months ended December 31, 2004 of 18.03%, outpacing the S&P MidCap 400 Index, which returned 16.49%. Stock selection was the primary reason for the good performance relative to the benchmark, while sector weightings hampered results.

After beginning the year on a strong note, stocks struggled to make headway as economic growth moderated amid rising short-term interest rates and surging energy costs. Stock prices rebounded as oil backed away from its late-October peak, and by year-end, several major indexes were at or near their highest levels of the year. Mid-cap shares outperformed their larger counterparts, and value outperformed growth across all market capitalizations. Utilities, materials, energy, and financials stocks were among the leaders, while the technology sector was essentially flat for the year.

Stock selection in the information technology, energy, and industrials and business services sectors aided relative performance in the period. While the technology sector was generally weak, our holdings did well, driven by strong absolute and relative performances in communications and electronic equipment companies, including Harris and Research In Motion, and in our software holdings, including McAfee and Adobe Systems. Stock selection in semiconductors weighed on relative results, but we focus on higher-quality names, initiating a position in Xilinx and adding to positions such as Novellus, Microchip Technology, and Intersil as valuations look reasonable. Energy stocks were strong performers throughout the year and our overweight combined with good stock selection in equipment and services and oil and gas companies benefited relative performance. Companies leveraged to improving economic activity, such as industrials and business services names posted solid gains. Employment services, logistics, machinery, and traditional industrial stocks were key contributors.

Detractors from relative performance included the health care, consumer discretionary, and financials sectors. Within health care, weak stock selection in health care services, including Omnicare and Health Management, and our positioning in generic pharmaceuticals, where a number of companies had earnings misses, weighed on relative results. The consumer discretionary sector turned in solid performance over the period, but questions about the sustainability of consumer spending hampered retailers. Leisure equipment, hotels, and specialty retailers were our best performers in the sector, though an underweight in household durables and stock selection in retail caused the sector to be a relative detractor. As interest rates remain relatively low by historical standards, the financials sector continued to do well. Our holdings in consumer finance and capital markets, combined with lack of exposure to commercial banks and real estate, detracted most from relative performance.

The earnings growth of mid-cap companies has been exceptional, but mid-cap valuations are now at a premium relative to large-caps. We believe the key to the mid-cap outperformance cycle (over large-caps) is continued relative earnings strength. Growth stocks outpaced their value counterparts during the fourth quarter, but value maintains a significant five-year advantage. Because of this performance disparity, growth stocks appear attractively valued compared to historical averages. We believe we are well-positioned for this environment, as we expect companies with consistent earnings and cash flow growth to be rewarded.

AVERAGE ANNUAL TOTAL RETURN

1 year            18.03%
5 year             6.15%
Since inception   14.95%
(Inception date May 15, 1995).


date         JNL/T.Rowe Price Mid-Cap Growth Fund (Class A) S&P MidCap 400 Index     Russell Midcap Index
5/15/1995                              10,000.00                10,000.00                 10,000.00
5/31/1995                              10,020.00                10,009.00                 10,028.13
6/30/1995                              10,740.00                10,417.00                 10,344.54
7/31/1995                              11,460.00                10,959.00                 10,833.03
8/31/1995                              11,780.00                11,161.00                 10,981.36
9/30/1995                              12,230.00                11,432.00                 11,208.99
10/31/1995                             12,120.00                11,138.00                 10,944.09
11/30/1995                             12,580.00                11,622.00                 11,467.30
12/31/1995                             12,921.52                11,593.00                 11,515.16
1/31/1996                              12,921.52                11,761.00                 11,744.97
2/29/1996                              13,672.41                12,160.00                 11,998.90
3/31/1996                              14,006.13                12,306.00                 12,148.69
4/30/1996                              14,433.72                12,683.00                 12,481.18
5/31/1996                              14,850.88                12,854.00                 12,642.67
6/30/1996                              14,496.30                12,661.00                 12,436.24
7/31/1996                              13,724.55                11,807.00                 11,648.16
8/31/1996                              14,548.44                12,489.00                 12,173.55
9/30/1996                              15,236.75                13,034.00                 12,757.77
10/31/1996                             15,007.32                13,072.00                 12,845.82
11/30/1996                             15,737.35                13,807.00                 13,604.68
12/31/1996                             15,954.83                12,823.00                 13,443.91
1/31/1997                              16,094.13                13,303.86                 13,933.86
2/28/1997                              15,847.68                13,194.77                 13,886.72
3/31/1997                              14,904.75                12,632.67                 13,276.21
4/30/1997                              15,001.18                12,959.86                 13,586.03
5/31/1997                              16,372.72                14,092.55                 14,552.42
6/30/1997                              16,929.91                14,488.55                 15,005.83
7/31/1997                              17,819.26                15,921.47                 16,231.25
8/31/1997                              17,819.26                15,902.36                 16,029.94
9/30/1997                              18,901.49                16,816.75                 16,917.77
10/31/1997                             17,947.84                16,085.22                 16,246.96
11/30/1997                             18,065.71                16,323.28                 16,605.01
12/31/1997                             18,860.33                17,994.00                 17,029.94
1/31/1998                              18,882.04                17,651.52                 16,692.33
2/28/1998                              20,630.18                19,113.60                 17,971.84
3/31/1998                              21,900.57                20,011.93                 18,800.48
4/30/1998                              21,857.13                20,376.61                 18,827.16
5/31/1998                              20,934.20                19,440.60                 18,219.57
6/30/1998                              21,998.29                19,545.58                 18,440.97
7/31/1998                              21,031.93                18,787.52                 17,550.59
8/31/1998                              16,916.75                15,293.12                 14,719.75
9/30/1998                              18,035.12                16,720.17                 15,626.57
10/31/1998                             19,663.82                18,211.69                 16,683.19
11/30/1998                             20,467.31                19,120.52                 17,451.92
12/31/1998                             22,913.72                21,428.83                 18,446.80
1/31/1999                              23,261.40                20,592.31                 18,402.96
2/28/1999                              21,769.71                19,514.00                 17,759.92
3/31/1999                              22,745.48                20,059.26                 18,289.70
4/30/1999                              23,553.01                21,641.48                 19,627.66
5/31/1999                              24,282.03                21,735.31                 19,547.29
6/30/1999                              25,504.55                22,899.17                 20,209.34
7/31/1999                              25,583.06                22,408.51                 19,635.35
8/31/1999                              24,248.39                21,640.24                 19,096.06
9/30/1999                              23,676.38                20,972.12                 18,397.13
10/31/1999                             24,573.64                22,040.81                 19,254.64
11/30/1999                             25,549.41                23,197.56                 19,776.02
12/31/1999                             28,415.01                24,576.05                 21,485.91
1/31/2000                              27,204.59                23,883.77                 20,760.65
2/29/2000                              29,217.97                25,555.51                 22,333.17
3/31/2000                              31,219.36                27,694.33                 23,562.25
4/30/2000                              29,697.34                26,726.25                 22,440.95
5/31/2000                              29,026.22                26,394.71                 21,806.68
6/30/2000                              29,984.97                26,782.32                 22,415.37
7/31/2000                              29,529.56                27,205.48                 22,157.05
8/31/2000                              32,681.46                30,243.02                 24,243.27
9/30/2000                              31,686.75                30,035.95                 23,861.46
10/31/2000                             31,423.10                29,017.49                 23,481.85
11/30/2000                             28,247.23                26,827.13                 21,336.81
12/31/2000                             30,450.59                28,879.54                 22,930.88
1/31/2001                              31,657.19                29,523.93                 23,281.26
2/28/2001                              29,243.98                27,839.03                 21,833.33
3/31/2001                              26,389.64                25,769.37                 20,451.17
4/30/2001                              29,905.67                28,612.09                 22,186.27
5/31/2001                              30,294.90                29,278.43                 22,561.53
6/30/2001                              30,268.95                29,160.15                 22,324.05
7/31/2001                              29,905.67                28,725.75                 21,666.02
8/31/2001                              28,283.89                27,786.19                 20,799.75
9/30/2001                              24,754.89                24,329.92                 18,264.49
10/31/2001                             26,259.90                25,406.91                 18,970.38
11/30/2001                             28,530.40                27,297.36                 20,530.10
12/31/2001                             29,996.49                28,705.85                 21,319.28
1/31/2002                              28,971.52                28,547.97                 21,176.06
2/28/2002                              28,231.99                28,583.02                 20,924.70
3/31/2002                              30,165.15                30,626.34                 22,150.13
4/30/2002                              29,334.80                30,483.13                 21,705.11
5/31/2002                              29,269.93                29,969.03                 21,429.26
6/30/2002                              26,752.92                27,775.45                 19,968.54
7/31/2002                              23,794.79                25,084.45                 18,001.42
8/31/2002                              23,626.13                25,210.95                 18,073.03
9/30/2002                              21,524.30                23,179.96                 16,382.49
10/31/2002                             22,990.39                24,184.16                 17,191.41
11/30/2002                             24,612.17                25,582.97                 18,354.00
12/31/2002                             23,418.54                24,544.41                 17,600.62
1/31/2003                              23,029.31                23,827.22                 17,232.33
2/28/2003                              22,601.16                23,259.70                 16,975.48
3/31/2003                              23,081.21                23,455.87                 17,115.41
4/30/2003                              24,845.71                25,158.37                 18,342.67
5/31/2003                              26,986.46                27,243.72                 19,988.63
6/30/2003                              27,687.07                27,590.54                 20,163.63
7/31/2003                              28,776.91                28,570.00                 20,808.51
8/31/2003                              29,814.85                29,865.45                 21,680.26
9/30/2003                              28,867.73                29,408.27                 21,378.84
10/31/2003                             31,112.28                31,632.18                 22,990.82
11/30/2003                             31,799.91                32,734.41                 23,602.08
12/31/2003                             32,457.63                33,286.73                 24,267.05
1/31/2004                              33,174.85                34,007.79                 24,955.38
2/29/2004                              33,709.51                34,824.83                 25,458.85
3/31/2004                              33,526.95                34,972.35                 25,427.06
4/30/2004                              33,096.61                33,824.48                 24,474.18
5/31/2004                              33,970.32                34,526.24                 25,043.79
6/30/2004                              34,922.27                35,311.92                 25,697.78
7/31/2004                              32,848.84                33,664.58                 24,552.74
8/31/2004                              32,640.20                33,576.62                 24,620.70
9/30/2004                              34,113.76                34,571.19                 25,383.58
10/31/2004                             35,157.00                35,123.88                 26,060.61
11/30/2004                             37,008.74                37,215.61                 27,605.71
12/31/2004                             38,311.30                38,774.39                 28,725.54


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/T.ROWE PRICE VALUE FUND

[INSERT LOGO]   T. ROWE PRICE ASSOCIATES, INC.
                INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:

The JNL/T.Rowe Price Value Fund seeks as its investment objective to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

MONEY MANAGER COMMENTARY:
The Fund's A Class shares posted strong results for the 12-month period ended December 31, 2004 of 15.12% vs. 13.70% for the Russell 1000 Value Index.

U.S. stocks rose moderately in 2004, extending the previous year's brisk gains. After beginning the year on a strong note, stocks struggled to make headway as economic growth moderated amid rising short-term interest rates, surging energy costs, and a heated presidential campaign. Stock prices rose as oil prices backed away from their late-October peak of $55 per barrel, and gains accelerated following the re-election of President Bush. By year-end, several major indexes were at or near their highest levels of the year. Small- and mid-cap shares outperformed their larger counterparts. As measured by various Russell indexes, growth stocks lagged value across all market capitalizations. In the large-cap universe, energy stocks far surpassed other sectors, but utilities, telecommunication services, and industrials companies also performed well. Health care and information technology stocks produced only slight gains.

Several of the fund's industrials performed well due to a rebound in economic activity. CNF, a supply chain management company, was the beneficiary of strong demand and pricing rates in the trucking industry. Rockwell Collins benefited from a bounce back in the commercial aerospace market, while Tyco International recovered from its corporate scandal as investors became more comfortable with the operations of the business. The strong world economy also benefited steelmaker Nucor, which was also helped by the weak dollar. Amerada Hess surged in the early part of the year as oil prices rose and as the company took steps to revitalize its asset portfolio and restore credibility with investors. Finally, Sprint benefited from strong growth in its wireless unit and the apparent stabilization of the long-distance market. In addition, the company's announced acquisition of Nextel is likely to result in significant cost synergies and unlock hidden value at each entity.

Stock selection in the consumer staples sector detracted from results relative to the benchmark. Coca-Cola, a new position added late in the third quarter following its profit warning, lagged as it became clear that the new CEO's initial upbeat assessment of the company's prospects was incorrect. While several of our health care holdings performed well, our overweight position in the lagging index detracted from our relative results. Pharmaceutical stocks were hurt by limited growth prospects, continued generic competitive pressures, and more recently by safety issues surrounding pain medications.

We are cautious on the markets heading into 2005. The market is fairly valued, and the corporate profit outlook appears to be moderating. Corporate profits have reached record levels over the past year, and further growth will likely be pressured by sustained energy prices and higher short-term interest rates. Additionally, the trade deficit and budget deficit, along with the country's involvement in Iraq make for a tougher environment. Despite these headwinds, we continue to view the economic situation as favorable, corporate balance sheets as strong with healthy levels of cash, and stocks as prepared to benefit from the continuation of favorable tax treatments for dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURN

1 year            15.12%
Since inception    7.65%
(Inception date May 1, 2000).

date            JNL/T.Rowe Price Value Fund (Class A)   Russell 1000 Value Index
5/1/2000                             10,000.00                10,000.00
5/31/2000                            10,160.00                 9,975.14
6/30/2000                             9,650.00                 9,492.08
7/31/2000                             9,740.00                 9,605.62
8/31/2000                            10,370.00                10,119.36
9/30/2000                            10,210.00                10,196.93
10/31/2000                           10,780.00                10,436.34
11/30/2000                           10,600.00                10,027.69
12/31/2000                           11,253.68                10,517.09
1/31/2001                            11,799.19                10,542.30
2/28/2001                            11,526.44                10,228.14
3/31/2001                            11,102.15                 9,856.68
4/30/2001                            11,718.38                10,327.22
5/31/2001                            12,031.54                10,537.20
6/30/2001                            11,738.58                10,292.49
7/31/2001                            11,698.17                10,256.70
8/31/2001                            11,374.91                 9,822.66
9/30/2001                            10,192.97                 9,119.76
10/31/2001                           10,243.48                 9,028.09
11/30/2001                           11,112.26                 9,531.77
12/31/2001                           11,340.93                 9,739.63
1/31/2002                            11,289.89                 9,648.84
2/28/2002                            11,371.56                 9,644.26
3/31/2002                            11,902.36                10,088.53
4/30/2002                            11,453.22                 9,729.06
5/31/2002                            11,555.30                 9,757.62
6/30/2002                            10,595.76                 9,183.24
7/31/2002                             9,462.69                 8,314.44
8/31/2002                             9,605.60                 8,354.46
9/30/2002                             8,595.02                 7,412.32
10/31/2002                            9,074.79                 7,942.44
11/30/2002                            9,942.46                 8,418.63
12/31/2002                            9,431.59                 8,036.06
1/31/2003                             9,145.16                 7,826.97
2/28/2003                             8,756.44                 7,597.78
3/31/2003                             8,746.21                 7,595.84
4/30/2003                             9,533.88                 8,247.79
5/31/2003                            10,178.34                 8,757.47
6/30/2003                            10,311.33                 8,852.50
7/31/2003                            10,526.15                 8,963.74
8/31/2003                            10,894.41                 9,082.92
9/30/2003                            10,700.05                 8,977.85
10/31/2003                           11,364.96                 9,506.75
11/30/2003                           11,487.72                 9,613.23
12/31/2003                           12,258.49                10,184.27
1/31/2004                            12,495.02                10,344.87
2/29/2004                            12,731.55                10,544.80
3/31/2004                            12,453.89                10,433.02
4/30/2004                            12,371.62                10,159.41
5/31/2004                            12,474.46                10,240.50
6/30/2004                            12,844.68                10,462.81
7/31/2004                            12,525.88                10,296.39
8/31/2004                            12,556.73                10,421.21
9/30/2004                            12,762.41                10,559.61
10/31/2004                           12,937.23                10,714.75
11/30/2004                           13,554.27                11,230.95
12/31/2004                           14,112.45                11,579.85

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL SERIES TRUST
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2004

JNL/AIM LARGE CAP GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Cyclical                                       23.5%
     Consumer, Non-cyclical                                   22.5%
     Technology                                               13.6%
     Industrial                                               13.4%
     Communications                                           11.7%
     Financial                                                8.8%
     Energy                                                   3.1%
     Money Market Investment                                  2.4%
     Basic Materials                                          1.0%
                                                              100.0%

Common Stocks - 97.6%
Aerospace & Defense - 4.2%
     Boeing Co.                                               40                         $   2,086
     General Dynamics Corp.                                   20                             2,050
     Northrop Grumman Corp.                                   21                             1,158
     Rockwell Collins Inc.                                    33                             1,290
     United Technologies Corp.                                13                             1,354
                                                                                             7,938

Apparel - 2.7%
     Coach Inc. (b)                                           24                             1,354
     NIKE Inc.                                                42                             3,845
                                                                                             5,199
Auto Manufacturers - 0.8%
     PACCAR Inc.                                              19                             1,521

Beverages - 1.6%
     PepsiCo Inc.                                             60                             3,127

Building Materials - 1.2%
     Masco Corp.                                              64                             2,353

Commercial Services - 1.8%
     Accenture Ltd. (b)                                       127                            3,421

Computers - 6.3%
     Computer Sciences Corp. (b)                              43                             2,424
     Dell Inc. (b)                                            171                            7,185
     Lexmark International Inc. (b)                           13                             1,122
     NCR Corp. (b)                                            19                             1,308
                                                                                             12,039
Cosmetics & Personal Care - 5.5%
     Gillette Co.                                             126                            5,629
     Procter & Gamble Co.                                     88                             4,863
                                                                                             10,492
Distribution & Wholesale - 1.0%
     W.W. Grainger Inc.                                       30                             1,999

Diversified Financial Services - 7.4%
     American Express Co. (l)                                 21                             1,178
     Bear Stearns Cos. Inc.                                   15                             1,483
     Capital One Financial Corp.                              17                             1,448
     Countrywide Financial Corp.                              91                             3,372
     Doral Financial Corp.                                    25                             1,231
     MBNA Corp.                                               44                             1,252
     SLM Corp.                                                79                             4,229
                                                                                             14,193
Electronics - 0.7%
     Waters Corp. (b)                                         28                             1,315

Hand & Machine Tools - 1.0%
     Black & Decker Corp.                                     22                             1,943

Healthcare - 12.8%
     Alcon Inc.                                               46                             3,692
     Becton Dickinson & Co.                                   61                             3,442
     C.R. Bard Inc.                                           23                             1,497
     Johnson & Johnson                                        115                            7,293
     Quest Diagnostics Inc.                                   22                             2,121
     UnitedHealth Group Inc.                                  54                             4,756
     WellPoint Inc. (b)                                       11                             1,312
                                                                                             24,113
Home Furnishings - 2.2%
     Harman International Industries Inc.                     33                             4,191

Household Products - 1.0%
     Fortune Brands Inc.                                      24                             1,860

Insurance - 0.8%
     Allstate Corp.                                           30                             1,526

Internet - 6.8%
     eBay Inc. (b)                                            28                             3,244
     McAfee Inc. (b)                                          36                             1,041
     Symantec Corp. (b)                                       185                            4,776
     Yahoo! Inc. (b) (l)                                      105                            3,954
                                                                                             13,015
Iron & Steel - 1.0%
     Nucor Corp. (l)                                          35                             1,853

Leisure Time - 1.9%
     Harley-Davidson Inc.                                     59                             3,609

Lodging - 0.6%
     Marriott International Inc. - Class A                    19                             1,190

Machinery - 1.2%
     Rockwell Automation Inc.                                 46                             2,264

Manufacturing - 4.5%
     Cooper Industries Ltd. - Class A                         25                             1,690
     Danaher Corp. (l)                                        24                             1,395
     Eaton Corp.                                              22                             1,570
     Illinois Tool Works Inc.                                 19                             1,798
     Tyco International Ltd.                                  59                             2,122
                                                                                             8,575
Media - 0.6%
     McGraw-Hill Cos. Inc.                                    13                             1,190

Office & Business Equipment - 1.5%
     Xerox Corp. (b) (l)                                      173                            2,950

Oil & Gas Producers - 3.1%
     BP Plc - ADR                                             33                             1,951
     ChevronTexaco Corp.                                      37                             1,922
     ConocoPhillips                                           23                             1,970
                                                                                             5,843
Retail - 14.2%
     Costco Wholesale Corp.                                   101                            4,865
     Home Depot Inc.                                          53                             2,252
     J.C. Penney Co. Inc.                                     37                             1,532
     Limited Brands Inc.                                      82                             1,878
     McDonald's Corp.                                         116                            3,703
     Nordstrom Inc.                                           45                             2,108
     Staples Inc.                                             145                            4,891
     Starbucks Corp. (b)                                      35                             2,176
     Yum! Brands Inc.                                         79                             3,723
                                                                                             27,128
Savings & Loans - 0.6%
     Golden West Financial Corp.                              18                             1,106

Semiconductors - 0.4%
     Intel Corp.                                              35                             816

Software - 5.3%
     Adobe Systems Inc.                                       45                             2,848
     Autodesk Inc.                                            62                             2,353
     Microsoft Corp.                                          101                            2,684
     Oracle Corp. (b)                                         91                             1,250
     Pixar Inc. (b)                                           12                             1,054
                                                                                             10,189
Telecommunications Equipment - 1.6%
     Cisco Systems Inc. (b)                                   163                            3,146

Transportation - 0.7%
     FedEx Corp.                                              13                             1,280

Wireless Telecommunications - 2.6%
     Motorola Inc.                                            62                             1,061
     Qualcomm Inc.                                            91                             3,871
                                                                                             4,932

     Total Common Stocks (cost $163,914)                                                     186,316

Short Term Investments - 5.4%

Money Market Funds - 2.4%
     Dreyfus Cash Management Plus, 1.98% (a)                  4,625                          4,625

Securities Lending Collateral - 3.0%
     Mellon GSL Delaware Business Trust Collateral Fund       5,808                          5,808

     Total Short Term Investments (cost $10,433)                                             10,433

Total Investments - 103.0% (cost $174,347)                                                   196,749
Other Assets and Liabilities, Net - (3.0)%                                                   (5,722)
Total Net Assets - 100%                                                                  $   191,027



JNL/AIM SMALL CAP GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   23.8%
     Consumer, Cyclical                                       21.7%
     Industrial                                               15.6%
     Technology                                               13.2%
     Financial                                                7.5%
     Communications                                           7.5%
     Energy                                                   4.8%
     Money Market Investment                                  2.3%
     Basic Materials                                          1.9%
     Diversified                                              1.5%
     Government                                               0.2%
                                                              100.0%

Common Stocks - 95.4%
Aerospace & Defense - 0.9%
     United Industrial Corp. (l)                              10                         $   399

Airlines - 0.4%
     Airtran Holdings Inc. (b)                                16                             168

Apparel - 1.4%
     Oxford Industries Inc.                                   8                              310
     Quiksilver Inc. (b)                                      11                             327
                                                                                             637
Banks - 4.6%
     East-West Bancorp. Inc.                                  9                              369
     PrivateBancorp Inc.                                      8                              248
     Silicon Valley Bancshares (b)                            8                              354
     Southwest Bancorp. of Texas Inc.                         15                             340
     Texas Regional Bancshares Inc. - Class A                 7                              219
     UCBH Holdings Inc.                                       6                              289
     W Holding Co. Inc.                                       8                              173
                                                                                             1,992
Biotechnology - 1.8%
     Affymetrix Inc. (b) (l)                                  9                              329
     Genencor International Inc. (b)                          8                              126
     Integra LifeSciences Holdings Corp. (b)                  9                              347
                                                                                             802
Building Materials - 1.5%
     Eagle Materials Inc.                                     5                              397
     Trex Co. Inc. (b)                                        6                              288
                                                                                             685
Chemicals - 0.4%
     Spartech Corp.                                           6                              165

Commercial Services - 5.1%
     Advisory Board Co. (b)                                   5                              181
     Charles River Associates Inc. (b)                        5                              253
     Corporate Executive Board Co.                            5                              341
     CoStar Group Inc. (b) (l)                                9                              406
     Euronet Worldwide Inc. (b)                               15                             388
     Icon Plc - ADR (b)                                       6                              216
     MPS Group Inc. (b)                                       23                             284
     Steiner Leisure Ltd. (b)                                 7                              209
                                                                                             2,278
Computers - 3.4%
     Anteon International Corp. (b)                           8                              343
     CACI International Inc. - Class A (b)                    3                              218
     Catapult Communications Corp. (b)                        8                              203
     Intergraph Corp. (b)                                     7                              189
     Magma Design Automation Inc. (b) (l)                     7                              92
     Mercury Computer Systems Inc. (b)                        12                             350
     PalmOne Inc. (b) (l)                                     3                              104
                                                                                             1,499
Distribution & Wholesale - 1.4%
     Hughes Supply Inc.                                       10                             323
     ScanSource Inc. (b)                                      5                              280
                                                                                             603
Diversified Financial Services - 1.6%
     Affiliated Managers Group Inc. (b) (l)                   4                              291
     Jefferies Group Inc.                                     6                              238
     Piper Jaffray Cos. (b)                                   4                              173
                                                                                             702
Electronics - 6.1%
     Cymer Inc. (b)                                           11                             331
     Daktronics Inc. (b)                                      7                              174
     FEI Co. (b)                                              7                              155
     Flir Systems Inc. (b)                                    6                              395
     Ii-Vi Inc. (b)                                           7                              276
     Imax Corp. (b) (l)                                       25                             203
     Keithley Instruments Inc.                                10                             203
     Trimble Navigation Ltd. (b)                              14                             462
     Varian Inc. (b)                                          7                              303
     Woodward Governor Co.                                    3                              222
                                                                                             2,724
Entertainment - 3.2%
     Lions Gate Entertainment Corp. (b)                       34                             365
     Macrovision Corp. (b)                                    13                             327
     Penn National Gaming Inc. (b)                            6                              381
     Shuffle Master Inc. (b) (l)                              7                              347
                                                                                             1,420
Environmental Control - 0.7%
     Stericycle Inc. (b)                                      7                              326

Food - 0.9%
     United Natural Foods Inc. (b)                            12                             383

Healthcare - 9.8%
     American Healthways Inc. (b) (l)                         6                              192
     American Medical Systems Holdings Inc. (b)               9                              355
     Amsurg Corp. (b)                                         8                              244
     Closure Medical Corp. (b)                                8                              154
     Covance Inc. (b)                                         6                              225
     Gen-Probe Inc. (b)                                       8                              366
     Immucor Inc. (b)                                         16                             368
     Intuitive Surgical Inc. (b)                              9                              372
     LifePoint Hospitals Inc. (b) (l)                         9                              327
     Mentor Corp.                                             11                             354
     NuVasive Inc. (b)                                        11                             112
     Pediatrix Medical Group Inc. (b)                         3                              218
     Renal Care Group Inc. (b)                                7                              234
     ResMed Inc. (b) (l)                                      5                              240
     Techne Corp. (b)                                         5                              199
     Vnus Medical Technologies Inc. (b) (l)                   3                              39
     Wright Medical Group Inc. (b)                            13                             359
                                                                                             4,358
Home Builders - 1.0%
     Beazer Homes USA Inc. (l)                                3                              439

Household Products - 1.9%
     Fossil Inc. (b)                                          8                              216
     Scotts Co. - Class A (b)                                 5                              375
     Toro Co.                                                 3                              244
                                                                                             835
Insurance - 1.4%
     Assured Guaranty Ltd.                                    8                              155
     HCC Insurance Holdings Inc.                              7                              222
     ProAssurance Corp. (b)                                   6                              231
                                                                                             608
Internet - 4.4%
     Digital River Inc. (b)                                   4                              171
     Internet Security Systems Inc. (b)                       16                             367
     Macromedia Inc. (b)                                      14                             442
     RSA Security Inc. (b) (l)                                16                             311
     Sina Corp. (b)                                           5                              160
     Websense Inc. (b)                                        10                             482
                                                                                             1,933
Iron & Steel - 1.6%
     Cleveland-Cliffs Inc.                                    3                              353
     Steel Dynamics Inc.                                      9                              337
                                                                                             690
Leisure Time - 0.8%
     Nautilus Group Inc.                                      15                             360

Lodging - 1.4%
     Choice Hotels International Inc.                         6                              336
     Kerzner International Ltd. (b)                           4                              265
                                                                                             601
Machinery - 2.1%
     Cognex Corp.                                             4                              100
     Graco Inc.                                               7                              243
     IDEX Corp. (l)                                           6                              251
     JLG Industries Inc. (l)                                  17                             342
                                                                                             936
Manufacturing - 0.6%
     Actuant Corp. - Class A (b)                              5                              271

Media - 0.6%
     Radio One Inc. (b)                                       7                              106
     Radio One Inc. - Class D (b)                             11                             181
                                                                                             287
Oil & Gas Producers - 2.9%
     Grey Wolf Inc. (b)                                       38                             197
     Harvest Natural Resources Inc. (b)                       13                             230
     Patterson-UTI Energy Inc.                                11                             212
     Quicksilver Resources Inc. (b) (l)                       8                              280
     Range Resources Corp.                                    2                              43
     Unit Corp. (b)                                           9                              325
                                                                                             1,287
Oil & Gas Services - 1.8%
     CAL Dive International Inc. (b)                          8                              342
     Core Laboratories NV (b)                                 7                              156
     FMC Technologies Inc. (b)                                10                             313
                                                                                             811
Pharmaceuticals - 4.7%
     Accredo Health Inc. (b)                                  13                             349
     Amylin Pharmaceuticals Inc. (b)                          10                             238
     Eyetech Pharmaceuticals Inc. (b)                         6                              287
     First Horizon Pharmaceutical Corp. (b)                   14                             318
     Medicis Pharmaceutical Corp. - Class A (l)               2                              56
     MGI Pharma Inc. (b) (l)                                  11                             317
     United Therapeutics Corp. (b)                            5                              230
     VCA Antech Inc. (b)                                      15                             294
                                                                                             2,089
Retail - 10.3%
     Aeropostale Inc. (b)                                     9                              259
     Bebe Stores Inc.                                         13                             360
     Coldwater Creek Inc. (b)                                 7                              227
     GameStop Corp. (b)                                       16                             360
     Guitar Center Inc. (b)                                   7                              364
     Insight Enterprises Inc. (b)                             13                             263
     Jos. A. Banks Clothiers Inc. (b) (l)                     12                             332
     MSC Industrial Direct Co. Inc.                           11                             396
     Pacific Sunwear of California (b)                        8                              171
     Panera Bread Co. - Class A (b) (l)                       8                              335
     PF Chang's China Bistro Inc. (b) (l)                     7                              406
     Rare Hospitality International Inc. (b)                  12                             371
     Regis Corp.                                              7                              337
     Sonic Corp. (b)                                          13                             386
                                                                                             4,567
Semiconductors - 4.5%
     Artisan Components Inc. (b)                              10                             358
     Formfactor Inc. (b)                                      12                             334
     Integrated Circuit Systems Inc. (b)                      6                              134
     Microsemi Corp. (b)                                      24                             422
     Pixelworks Inc. (b)                                      13                             142
     Power Integrations Inc. (b)                              6                              113
     Semtech Corp. (b)                                        16                             348
     Varian Semiconductor Equipment Associates Inc. (b)       5                              165
                                                                                             2,016
Software - 5.2%
     Activision Inc. (b)                                      17                             345
     Avid Technology Inc. (b)                                 5                              315
     Cerner Corp. (b) (l)                                     7                              393
     Epicor Software Corp. (b)                                22                             303
     Global Payments Inc. (l)                                 5                              316
     MicroStrategy Inc. - Class A (b)                         6                              362
     Navteq Corp. (b)                                         6                              269
                                                                                             2,303
Telecommunications Equipment - 2.4%
     Applied Signal Technology Inc.                           2                              63
     Plantronics Inc.                                         6                              245
     Polycom Inc. (b)                                         16                             373
     SafeNet Inc. (b)                                         10                             382
                                                                                             1,063
Toys & Hobbies - 1.1%
     Marvel Enterprises Inc. (b)                              14                             284
     RC2 Corp. (b)                                            7                              218
                                                                                             502
Transportation - 3.5%
     Forward Air Corp. (b)                                    7                              326
     Heartland Express Inc.                                   11                             247
     Kirby Corp. (b)                                          4                              195
     Knight Transportation Inc.                               9                              223
     Old Dominion Freight Line Inc. (b)                       7                              254
     UTI Worldwide Inc.                                       4                              287
                                                                                             1,532

     Total Common Stocks (cost $34,402)                                                      42,271

Mutual Funds - 1.4%
     iShares Nasdaq Biotechnology Index Fund (l)              9                              641

     Total Mutual Funds (cost $629)                                                          641

Short Term Investments - 15.5%
Money Market Funds - 2.3%
     Dreyfus Cash Management Plus, 1.98% (a)                  1,021                          1,021

Securities Lending Collateral - 13.0%
     Mellon GSL Delaware Business Trust Collateral Fund       5,753                          5,753

U.S. Treasury Bills - 0.2%
     U.S. Treasury Bill, 2.21%, 03/17/05                      $100                           100

     Total Short Term Investments (cost $6,874)                                              6,874

Total Investments - 112.3% (cost $41,905)                                                    49,786
Other Assets and Liabilities, Net - (12.3)%                                                  (5,421)
Total Net Assets - 100%                                                                  $   44,365


JNL/ALGER GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           22.8%
     Consumer, Non-cyclical                                   15.7%
     Consumer, Cyclical                                       14.6%
     Technology                                               14.1%
     Energy                                                   12.1%
     Financial                                                8.3%
     Industrial                                               8.0%
     Basic Materials                                          1.9%
     Government                                               1.7%
     Money Market Investment                                  0.8%
                                                              100.0%

Common Stocks - 97.5%
Apparel - 0.3%
     Polo Ralph Lauren Corp.                                  18                         $   750

Banks - 1.9%
     Bank of New York Co. Inc.                                87                             2,903
     Wells Fargo & Co.                                        42                             2,635
                                                                                             5,538
Biotechnology - 1.5%
     Biogen Idec Inc. (b)                                     32                             2,152
     Genzyme Corp. (b)                                        37                             2,148
                                                                                             4,300
Chemicals - 1.9%
     Dow Chemical Co.                                         112                            5,553

Computers - 5.1%
     Apple Computer Inc. (b)                                  116                            7,470
     EMC Corp. (b)                                            185                            2,749
     Research In Motion Ltd. (b)                              56                             4,644
                                                                                             14,863
Diversified Financial Services - 5.2%
     Affiliated Managers Group Inc. (b) (l)                   45                             3,042
     American Express Co.                                     73                             4,092
     JPMorgan Chase & Co.                                     37                             1,424
     Lehman Brothers Holdings Inc.                            26                             2,231
     MBNA Corp.                                               78                             2,202
     T. Rowe Price Group Inc.                                 46                             2,836
                                                                                             15,827
Electronics - 1.3%
     Symbol Technologies Inc. (l)                             218                            3,772

Healthcare - 5.1%
     Boston Scientific Corp. (b)                              67                             2,388
     Johnson & Johnson                                        46                             2,943
     Pacificare Health Systems Inc. (b)                       15                             831
     UnitedHealth Group Inc.                                  33                             2,874
     WellPoint Inc. (b)                                       50                             5,773
                                                                                             14,809
Insurance - 1.0%
     Cigna Corp.                                              36                             2,912

Internet - 11.0%
     eBay Inc. (b)                                            80                             9,315
     Google Inc. (b) (l)                                      31                             6,044
     NetFlix Inc. (b) (l)                                     280                            3,449
     Symantec Corp. (b)                                       120                            3,102
     VeriSign Inc. (b)                                        64                             2,135
     Yahoo! Inc. (b)                                          218                            8,221
                                                                                             32,266
Leisure Time - 1.5%
     Carnival Corp. (l)                                       76                             4,357

Lodging - 4.6%
     Harrah's Entertainment Inc.                              22                             1,492
     Hilton Hotels Corp.                                      172                            3,920
     MGM MIRAGE (b)                                           54                             3,921
     Starwood Hotels & Resorts Worldwide Inc.                 71                             4,146
                                                                                             13,479
Manufacturing - 5.2%
     Danaher Corp.                                            25                             1,430
     General Electric Capital Corp.                           160                            5,836
     Tyco International Ltd.                                  224                            7,990
                                                                                             15,256
Media - 7.2%
     Time Warner Inc. (b)                                     262                            5,089
     Univision Communications Inc. (b) (l)                    82                             2,388
     Viacom Inc. - Class B                                    148                            5,386
     Walt Disney Co.                                          106                            2,938
     XM Satellite Radio Holdings Inc. - Class A (b) (l)       137                            5,155
                                                                                             20,956
Mining - 1.7%
     Peabody Energy Corp.                                     62                             5,000

Oil & Gas Producers - 5.0%
     BP Plc - ADR                                             47                             2,742
     EOG Resources Inc.                                       29                             2,098
     Patterson-UTI Energy Inc.                                75                             1,449
     Sasol Ltd. Sponsored ADR                                 80                             1,743
     Transocean Inc. (b)                                      153                            6,490
                                                                                             14,522
Oil & Gas Services - 5.4%
     BJ Services Co.                                          60                             2,769
     National-Oilwell Inc. (b) (l)                            181                            6,398
     Schlumberger Ltd.                                        101                            6,776
                                                                                             15,943
Pharmaceuticals - 9.1%
     Abbott Laboratories                                      103                            4,800
     Caremark Rx Inc. (b)                                     58                             2,289
     Gilead Sciences Inc. (b)                                 124                            4,328
     ImClone Systems Inc. (b)                                 53                             2,456
     IVAX Corp. (b)                                           56                             892
     OSI Pharmaceuticals Inc. (b) (l)                         62                             4,659
     Sanofi-Synthelabo SA                                     74                             2,956
     Sepracor Inc. (b) (l)                                    73                             4,335
                                                                                             26,715
Retail - 8.3%
     Bed Bath & Beyond Inc. (b)                               74                             2,959
     CVS Corp.                                                76                             3,446
     Federated Department Stores Inc.                         39                             2,225
     Kohl's Corp. (b)                                         16                             767
     Lowe's Cos. Inc.                                         71                             4,089
     Target Corp.                                             138                            7,190
     Wal-Mart Stores Inc.                                     68                             3,586
                                                                                             24,262
Semiconductors - 5.2%
     Analog Devices Inc.                                      99                             3,666
     Freescale Semiconductor Inc. (b) (l)                     159                            2,833
     Intel Corp.                                              223                            5,219
     Linear Technology Corp.                                  91                             3,526
                                                                                             15,244
Software - 3.8%
     Automatic Data Processing Inc.                           59                             2,634
     Microsoft Corp.                                          315                            8,415
                                                                                             11,049
Telecommunications - 0.9%
     China Netcom Group Corp. (b)                             2                              52
     Sprint Corp. - FON Group                                 106                            2,629
                                                                                             2,681
Telecommunications Equipment - 2.6%
     Avaya Inc. (b)                                           189                            3,253
     Cisco Systems Inc. (b)                                   229                            4,422
                                                                                             7,675
Transportation - 1.5%
     FedEx Corp.                                              44                             4,304

Wireless Telecommunications - 1.2%
     Motorola Inc.                                            201                            3,449

     Total Common Stocks (cost $256,187)                                                     285,482

Short Term Investments - 13.8%
Money Market Funds - 0.8%
     Dreyfus Cash Management Plus, 1.98% (a)                  2,235                          2,235

Securities Lending Collateral - 11.3%
     Mellon GSL Delaware Business Trust Collateral Fund       33,191                         33,191

U.S. Government Agencies - 1.7%
     Federal Home Loan Mortgage Corp. Discount Note,
     2.05%, 02/18/05                                          $5,000                         4,986
     Total Short Term Investments (cost $40,412)                                             40,412

Total Investments - 111.3% (cost $296,599)                                                   325,894
Other Assets and Liabilities, Net - (11.3)%                                                  (33,249)
Total Net Assets - 100%                                                                  $   292,645

JNL/ALLIANCE CAPITAL GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           24.7%
     Technology                                               22.7%
     Consumer, Non-cyclical                                   20.5%
     Financial                                                14.3%
     Consumer, Cyclical                                       8.6%
     Industrial                                               4.9%
     Energy                                                   4.3%
                                                              100.0%

Common Stocks - 99.9%
Biotechnology - 3.2%
     Amgen Inc. (b)                                           22                         $   1,418

 Computers - 7.7%
     Apple Computer Inc. (b)                                  8                              535
     Dell Inc. (b)                                            50                             2,090
     EMC Corp. (b)                                            6                              91
     Network Appliance Inc. (b)                               16                             515
     Research In Motion Ltd. (b)                              4                              305
                                                                                             3,536
Cosmetics & Personal Care - 3.4%
     Avon Products Inc.                                       23                             906
     Procter & Gamble Co.                                     11                             627
                                                                                             1,533
Diversified Financial Services - 10.3%
     Charles Schwab Corp.                                     59                             707
     Citigroup Inc.                                           23                             1,127
     Franklin Resources Inc.                                  10                             662
     JPMorgan Chase & Co.                                     20                             780
     Legg Mason Inc.                                          2                              123
     MBNA Corp.                                               44                             1,246
                                                                                             4,645
Food - 0.5%
     Whole Foods Market Inc.                                  2                              229

Healthcare - 10.2%
     Alcon Inc.                                               11                             846
     Boston Scientific Corp. (b)                              29                             1,045
     St. Jude Medical Inc. (b)                                27                             1,140
     UnitedHealth Group Inc.                                  8                              700
     WellPoint Inc. (b)                                       3                              368
     Zimmer Holdings Inc. (b)                                 6                              466
                                                                                             4,565
Home Builders - 0.8%
     Lennar Corp.                                             3                              153
     Pulte Homes Inc.                                         3                              185
                                                                                             338
Insurance - 4.0%
     AFLAC Inc.                                               14                             545
     American International Group Inc.                        19                             1,235
                                                                                             1,780
Internet - 11.2%
     eBay Inc. (b)                                            17                             1,984
     Google Inc. (b) (l)                                      2                              444
     Symantec Corp. (b)                                       16                             420
     Yahoo! Inc. (b)                                          58                             2,174
                                                                                             5,022
Leisure Time - 2.1%
     Carnival Corp.                                           17                             951

Manufacturing - 4.1%
     General Electric Capital Corp.                           36                             1,296
     Tyco International Ltd.                                  15                             550
                                                                                             1,846
Media - 2.8%
     E.W. Scripps Co.                                         16                             758
     Time Warner Inc. (b)                                     25                             484
                                                                                             1,242
Oil & Gas Producers - 1.9%
     Nabors Industries Ltd. (b)                               15                             770
     XTO Energy Inc.                                          3                              88
                                                                                             858
Oil & Gas Services - 2.4%
     Baker Hughes Inc.                                        10                             435
     Halliburton Co.                                          16                             628
                                                                                             1,063
Pharmaceuticals - 3.3%
     Gilead Sciences Inc. (b)                                 5                              161
     Pfizer Inc.                                              19                             503
     Teva Pharmaceutical Industries Ltd. - ADR                27                             815
                                                                                             1,479
Retail - 5.7%
     Lowe's Cos. Inc.                                         26                             1,492
     Starbucks Corp. (b)                                      4                              243
     Target Corp.                                             15                             789
     Wal-Mart Stores Inc.                                     1                              32
                                                                                             2,556
Semiconductors - 7.0%
     Altera Corp. (b)                                         10                             201
     Applied Materials Inc. (b)                               22                             374
     Broadcom Corp. (b)                                       25                             797
     Intel Corp.                                              3                              68
     Marvell Technology Group Ltd. (b) (l)                    27                             954
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR        89                             755
                                                                                             3,149
Software - 7.8%
     Electronic Arts Inc. (b)                                 26                             1,598
     Microsoft Corp.                                          47                             1,263
     SAP AG - ADR                                             15                             667
                                                                                             3,528
Telecommunications Equipment - 7.6%
     Cisco Systems Inc. (b)                                   46                             884
     Corning Inc. (b) (l)                                     110                            1,290
     Juniper Networks Inc. (b)                                46                             1,251
                                                                                             3,425
Transportation - 0.8%
     United Parcel Service Inc.                               4                              367

Wireless Telecommunications - 3.1%
     Qualcomm Inc.                                            33                             1,399

     Total Common Stocks (cost $40,004)                                                      44,929

Warrants - 0.0%
Telecommunications Equipment - 0.0%
     Lucent Technologies Inc., Strike Price $2.75,
            Expiring 12/10/07                                  -                             1
     Total Warrants (cost $0)                                                                1

Short Term Investments - 3.1%
Securities Lending Collateral - 3.1%
     Mellon GSL Delaware Business Trust Collateral Fund       1,415                          1,415
     Total Short Term Investments (cost $1,415)                                              1,415

Total Investments - 103.0% (cost $41,419)                                                    46,345

Other Assets and Liabilities, Net - (3.0%)                                                   (1,375)
Total Net Assets - 100%                                                                  $   44,970

JNL/EAGLE CORE EQUITY FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   21.4%
     Technology                                               15.2%
     Communications                                           14.2%
     Financial                                                12.9%
     Industrial                                               12.2%
     Consumer, Cyclical                                       11.5%
     Money Market Investment                                  7.4%
     Energy                                                   4.1%
     Utilities                                                0.8%
     Basic Materials                                          0.3%
                                                              100.0%

Common Stocks - 91.5%
Advertising - 1.1%
     Omnicom Group Inc.                                       47                         $   3,971

Aerospace & Defense - 1.3%
     United Technologies Corp.                                45                             4,640

Banks - 4.3%
     Bank of America Corp.                                    119                            5,573
     Bank of New York Co. Inc.                                28                             936
     US Bancorp.                                              49                             1,535
     Wachovia Corp.                                           98                             5,144
     Wells Fargo & Co.                                        27                             1,678
                                                                                             14,866
Beverages - 1.7%
     Anheuser-Busch Cos. Inc.                                 20                             1,015
     Coca-Cola Co.                                            90                             3,728
     PepsiCo Inc.                                             24                             1,253
                                                                                             5,996
Biotechnology - 1.9%
     Amgen Inc. (b)                                           39                             2,524
     Chiron Corp. (b)                                         65                             2,178
     Genzyme Corp. (b)                                        35                             2,050
                                                                                             6,752
Chemicals - 0.3%
     Air Products & Chemicals Inc.                            18                             1,043

Commercial Services - 0.4%
     Accenture Ltd. (b)                                       51                             1,377

Computers - 4.0%
     Dell Inc. (b)                                            294                            12,368
     EMC Corp. (b)                                            140                            2,077
                                                                                             14,445
Cosmetics & Personal Care - 0.3%
     Procter & Gamble Co.                                     20                             1,102

Diversified Financial Services - 4.8%
     American Express Co.                                     89                             5,000
     Citigroup Inc.                                           109                            5,256
     Fannie Mae                                               23                             1,634
     Goldman Sachs Group Inc.                                 23                             2,388
     JPMorgan Chase & Co.                                     78                             3,032
                                                                                             17,310
Electric - 0.4%
     NiSource Inc.                                            56                             1,276

Electrical Components & Equipment - 2.5%
     Emerson Electric Co.                                     127                            8,899

Electronics - 0.9%
     Symbol Technologies Inc.                                 177                            3,067

Entertainment - 0.1%
     DreamWorks Animation SKG Inc. (b)                        6                              236

Environmental Control - 1.1%
     Waste Management Inc.                                    134                            4,009

Food - 1.5%
     Dean Foods Co. (b)                                       41                             1,345
     General Mills Inc.                                       34                             1,690
     Sysco Corp.                                              57                             2,176
                                                                                             5,211
Gas - 0.4%
     UGI Corp.                                                35                             1,432

Healthcare - 5.5%
     Baxter International Inc.                                155                            5,347
     Guidant Corp.                                            71                             5,126
     HCA Inc.                                                 111                            4,440
     Johnson & Johnson                                        46                             2,889
     Zimmer Holdings Inc. (b)                                 24                             1,955
                                                                                             19,757
Home Furnishings - 0.5%
     Tempur-Pedic International Inc. (b)                      86                             1,832

Household Products - 2.1%
     Kimberly-Clark Corp.                                     40                             2,652
     Newell Rubbermaid Inc. (l)                               199                            4,807
                                                                                             7,459
Insurance - 1.9%
     American International Group Inc.                        79                             5,175
     MetLife Inc.                                             22                             891
     St. Paul Cos. Inc.                                       19                             704
                                                                                             6,770
Internet - 4.0%
     CheckFree Corp. (b)                                      42                             1,601
     eBay Inc. (b)                                            49                             5,744
     Symantec Corp. (b)                                       111                            2,853
     Yahoo! Inc. (b)                                          110                            4,130
                                                                                             14,328
Leisure Time - 0.8%
     Harley-Davidson Inc.                                     47                             2,838

Lodging - 1.0%
     Harrah's Entertainment Inc.                              55                             3,673

Machinery - 0.2%
     Deere & Co.                                              12                             894

Manufacturing - 5.3%
     3M Co.                                                   24                             1,970
     Cooper Industries Ltd. - Class A                         22                             1,494
     General Electric Capital Corp.                           181                            6,616
     Harsco Corp.                                             30                             1,672
     Honeywell International Inc.                             29                             1,027
     Tyco International Ltd.                                  175                            6,265
                                                                                             19,044
Media - 4.9%
     Comcast Corp. - Special Class A (b)                      55                             1,819
     EchoStar Communications Corp.                            66                             2,205
     McGraw-Hill Cos. Inc.                                    15                             1,373
     Time Warner Inc. (b)                                     378                            7,339
     Tribune Co.                                              23                             969
     Viacom Inc. - Class B                                    47                             1,710
     Walt Disney Co.                                          73                             2,033
                                                                                             17,448
Oil & Gas Producers - 3.0%
     BP Plc - ADR                                             34                             1,968
     ENSCO International Inc.                                 50                             1,593
     Exxon Mobil Corp.                                        141                            7,228
                                                                                             10,789
Oil & Gas Services - 0.5%
     Halliburton Co.                                          46                             1,813

Pharmaceuticals - 7.8%
     Abbott Laboratories                                      44                             2,064
     Allergan Inc.                                            21                             1,694
     Bristol-Myers Squibb Co.                                 45                             1,153
     Caremark Rx Inc. (b)                                     52                             2,031
     Pfizer Inc.                                              514                            13,815
     Wyeth                                                    171                            7,266
                                                                                             28,023
Pipelines - 0.5%
     Kinder Morgan Inc.                                       26                             1,901

Real Estate - 1.6%
     Boston Properties Inc.                                   11                             711
     Crescent Real Estate Equities Co.                        49                             895
     Equity Office Properties Trust                           35                             1,019
     General Growth Properties Inc.                           29                             1,049
     Health Care Property Investors Inc.                      48                             1,329
     Vornado Realty Trust                                     9                              685
                                                                                             5,688
Retail - 7.8%
     CVS Corp.                                                82                             3,691
     Home Depot Inc.                                          157                            6,702
     McDonald's Corp.                                         296                            9,482
     Target Corp.                                             56                             2,885
     Wal-Mart Stores Inc.                                     76                             4,017
     Wendy's International Inc.                               28                             1,086
                                                                                             27,863
Semiconductors - 7.0%
     Altera Corp. (b)                                         56                             1,158
     Applied Materials Inc. (b)                               165                            2,824
     Broadcom Corp. (b)                                       146                            4,708
     Entegris Inc. (b)                                        188                            1,873
     Fairchild Semiconductor International Inc. - Class A (b) 135                            2,193
     Intel Corp.                                              145                            3,401
     Maxim Integrated Products Inc.                           70                             2,948
     National Semiconductor Corp.                             134                            2,400
     Texas Instruments Inc.                                   91                             2,250
     Ultra Clean Holdings (b)                                 217                            1,313
                                                                                             25,068
Software - 4.1%
     First Data Corp.                                         28                             1,174
     Microsoft Corp.                                          291                            7,759
     Veritas Software Corp. (b)                               207                            5,913
                                                                                             14,846
Telecommunications - 0.5%
     SBC Communications Inc.                                  28                             722
     Verizon Communications Inc.                              28                             1,134
                                                                                             1,856
Telecommunications Equipment - 1.2%
     Cisco Systems Inc. (b)                                   150                            2,895
     Nortel Networks Corp. (b)                                378                            1,318
                                                                                             4,213
Tobacco - 1.4%
     Altria Group Inc.                                        85                             5,181

Transportation - 0.8%
     FedEx Corp.                                              30                             2,945

Wireless Telecommunications - 2.1%
     Nokia Oyj - ADR                                          368                            5,770
     Qualcomm Inc.                                            43                             1,802
                                                                                             7,572

     Total Common Stocks (cost $292,904)                                                     327,431

Preferred Stocks - 0.2%
Insurance - 0.2%
     Travelers Property Casualty Corp., 4.50%                 31                             707

     Total Preferred Stocks (cost $768)                                                       707

Warrants - 0.0%
Telecommunications Equipment - 0.0%
     Lucent Technologies Inc., Strike Price $2.75,
        Expiring 12/10/07                                     4                              7

     Total Warrants (cost $0)                                                                7

Corporate Bonds - 0.7%
Healthcare - 0.2%
     Community Health Systems Inc., 4.25%, 10/15/08 (j)       575                            597

Insurance - 0.2%
     Loews Corp., 3.125%, 09/15/07 (j)                        750                            737

Media - 0.4%
     Liberty Media Corp., 3.25%, 03/15/31 (j) (l)             1,330                          1,305
     Total Corporate Bonds (cost $2,494)                                                     2,639

Short Term Investments - 9.0%
 Money Market Funds - 7.4%
     Dreyfus Cash Management Plus, 1.98% (a)                  17,907                         17,907
     Dreyfus Government Cash Management, 1.87% (a)            8,626                          8,626
                                                                                             26,533
Securities Lending Collateral - 1.6%
     Mellon GSL Delaware Business Trust Collateral Fund       5,895                          5,895

     Total Short Term Investments (cost $32,428)                                             32,428

Total Investments - 101.4% (cost $328,594)                                                   363,212
Other Assets and Liabilities, Net - (1.4%)                                                   (5,214)
Total Net Assets - 100%                                                                  $   357,998

JNL/EAGLE SMALLCAP EQUITY FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   25.3%
     Consumer, Cyclical                                       20.5%
     Technology                                               18.4%
     Industrial                                               12.9%
     Energy                                                   8.3%
     Financial                                                7.1%
     Communications                                           6.3%
     Money Market Investment                                  1.2%
                                                              100.0%

Common Stocks - 98.8%
Agriculture - 2.0%
     Delta & Pine Land Co.                                    125                        $   3,422

Apparel - 0.7%
     Columbia Sportswear Co. (b)                              19                             1,139

Banks - 3.4%
     Bank Mutual Corp.                                        57                             690
     First Bancorp.                                           55                             3,488
     TrustCo Bancorp.                                         100                            1,382
                                                                                             5,560
Biotechnology - 2.8%
     Decode Genetics Inc. (b)                                 187                            1,463
     Martek Biosciences Corp. (b) (l)                         66                             3,374
                                                                                             4,837
Commercial Services - 1.6%
     Corrections Corp. of America (b)                         66                             2,670

Computers - 4.6%
     Factset Research Systems Inc.                            78                             4,535
     RadiSys Corp. (b)                                        170                            3,321
                                                                                             7,856
Distribution & Wholesale - 1.5%
     SCP Pool Corp. (l)                                       81                             2,591

Electrical Components & Equipment - 2.4%
     General Cable Corp. (b)                                  290                            4,022

Electronics - 1.8%
     Gentex Corp.                                             55                             2,044
     OYO Geospace Corp. (b)                                   50                             945
                                                                                             2,989
Entertainment - 8.4%
     Alliance Gaming Corp. (b) (l)                            324                            4,469
     Lions Gate Entertainment Corp. (b)                       482                            5,118
     Nevada Gold & Casinos Inc. (b)                           57                             694
     Shuffle Master Inc. (b) (l)                              85                             4,013
                                                                                             14,294
Environmental Control - 6.3%
     Aleris International Inc. (b)                            242                            4,088
     Duratek Inc. (b)                                         71                             1,771
     Waste Connections Inc. (b) (l)                           141                            4,819
                                                                                             10,678
Healthcare - 15.7%
     American Healthways Inc. (b)                             149                            4,924
     American Medical Systems Holdings Inc. (b)               97                             4,047
     Cooper Cos. Inc. (l)                                     47                             3,298
     Edwards Lifesciences Corp. (b)                           66                             2,709
     Horizon Health Corp. (b)                                 111                            3,103
     Inamed Corp. (b)                                         77                             4,875
     Respironics Inc. (b)                                     69                             3,767
                                                                                             26,723
Home Furnishings - 5.2%
     Tempur-Pedic International Inc. (b)                      163                            3,449
     Universal Electronics Inc. (b)                           309                            5,444
                                                                                             8,893
Insurance - 3.8%
     Direct General Corp.                                     89                             2,867
     Philadelphia Consolidated Holding Co. (b)                37                             2,434
     Primus Guaranty Ltd. (b)                                 75                             1,229
                                                                                             6,530
Internet - 2.9%
     eCollege.com Inc. (b)                                    68                             767
     eDiets.com Inc. (b) (l)                                  68                             300
     Internet Capital Group Inc. (b) (l)                      118                            1,065
     Radware Ltd. (b)                                         105                            2,733
                                                                                             4,865

Leisure Time - 0.1%
     Orange 21 Inc. (b) (l)                                   23                             242

Manufacturing - 1.1%
     Actuant Corp. - Class A (b)                              36                             1,888

Oil & Gas Producers - 6.0%
     Patterson-UTI Energy Inc. (l)                            267                            5,193
     Unit Corp. (b)                                           130                            4,974
                                                                                             10,167
Oil & Gas Services - 2.3%
     Maverick Tube Corp. (b) (l)                              56                             1,697
     Tetra Technologies Inc. (b)                              81                             2,284
                                                                                             3,981
Pharmaceuticals - 3.1%
     Dendreon Corp. (b) (l)                                   63                             675
     Medicis Pharmaceutical Corp. - Class A (l)               96                             3,360
     VCA Antech Inc. (b)                                      64                             1,262
                                                                                             5,297
Retail - 4.5%
     Cabela's Inc. - Class A (b)                              69                             1,567
     Cash America International Inc.                          53                             1,579
     Genesco Inc. (b)                                         146                            4,558
                                                                                             7,704
Semiconductors - 4.1%
     ASE Test Ltd. (b) (l)                                    231                            1,559
     Emulex Corp. (b)                                         149                            2,501
     Integrated Device Technology Inc. (b)                    244                            2,825
                                                                                             6,885
Software - 9.7%
     Ansys Inc. (b)                                           63                             2,034
     Avid Technology Inc. (b) (l)                             48                             2,936
     Datastream Systems Inc. (b)                              564                            3,910
     Eclipsys Corp. (b)                                       164                            3,355
     Global Payments Inc. (l)                                 47                             2,763
     Netsmart Technologies Inc. (b)                           167                            1,498
                                                                                             16,496
Telecommunications Equipment - 1.9%
     C-COR.net Corp. (b)                                      177                            1,645
     Tekelec (b)                                              79                             1,611
                                                                                             3,256
Transportation - 1.4%
     OMI Corp.                                                137                            2,302

Wireless Telecommunications - 1.5%
     EMS Technologies Inc. (b)                                156                            2,591
     Total Common Stocks (cost $124,846)                                                     167,878

Short Term Investments - 13.4%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus, 1.98% (a)                  1,954                          1,954

Securities Lending Collateral - 12.2%
     Mellon GSL Delaware Business Trust Collateral Fund       20,732                         20,732

     Total Short Term Investments (cost $22,686)                                             22,686

Total Investments - 112.2% (cost $147,532)                                                   190,564
Other Assets and Liabilities, Net - (12.2%)                                                  (20,811)
Total Net Assets - 100%                                                                  $   169,753

JNL/FMR BALANCED FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Government                                               30.2%
     Financial                                                12.6%
     Consumer, Non-cyclical                                   11.8%
     Industrial                                               10.5%
     Communications                                           8.0%
     Energy                                                   6.6%
     Technology                                               6.3%
     Consumer, Cyclical                                       5.7%
     Basic Materials                                          4.2%
     Money Market Investment                                  2.4%
     Utilities                                                1.7%
                                                              100.0%

Common Stocks - 67.1%
Advertising - 0.3%
     Lamar Advertising Co. (b)                                8                          $   338

Aerospace & Defense - 1.4%
     BE Aerospace Inc. (b)                                    5                              57
     Boeing Co.                                               1                              26
     European Aeronautic Defense and Space Co.                5                              151
     Goodrich Corp.                                           7                              238
     Lockheed Martin Corp.                                    3                              183
     Northrop Grumman Corp.                                   3                              158
     Rockwell Collins Inc.                                    2                              87
     Titan Corp. (b)                                          2                              32
     United Technologies Corp.                                3                              341
                                                                                             1,273
Agriculture - 0.3%
     Bunge Ltd.                                               4                              222
     Monsanto Co.                                             2                              123
                                                                                             345
Airlines - 0.7%
     Airtran Holdings Inc. (b) (l)                            16                             175
     Delta Air Lines Inc. (b) (l)                             16                             116
     Frontier Airlines Inc. (b)                               30                             347
     Northwest Airlines Corp. (b)                             5                              54
                                                                                             692
Apparel - 0.0%
     Reebok International Ltd.                                -                              18

Auto Manufacturers - 0.2%
     Navistar International Corp. (b) (l)                     3                              132
     Wabash National Corp. (b)                                4                              100
                                                                                             232
Auto Parts & Equipment - 0.1%
     Dana Corp.                                               1                              14
     TRW Automotive Inc. (b)                                  6                              124
                                                                                             138
Banks - 3.8%
     Bank of America Corp.                                    33                             1,548
     Cathay Bancorp. Inc.                                     -                              8
     Comerica Inc.                                            2                              116
     M&T Bank Corp.                                           1                              54
     Nara Bancorp. Inc.                                       2                              36
     North Fork Bancorp. Inc.                                 9                              258
     PrivateBancorp Inc.                                      -                              6
     Silicon Valley Bancshares (b)                            3                              134
     State Street Corp.                                       2                              93
     UCBH Holdings Inc.                                       2                              110
     UnionBanCal Corp.                                        1                              84
     W Holding Co. Inc.                                       9                              199
     Wachovia Corp.                                           12                             620
     Wells Fargo & Co.                                        3                              162
     Wilshire Bancorp Inc. (b)                                5                              77
     Wintrust Financial Corp.                                 2                              114
                                                                                             3,619
Beverages - 0.2%
     Coca-Cola Co.                                            6                              233

Biotechnology - 0.3%
     Biogen Idec Inc. (b) (l)                                 1                              87
     Enzon Pharmaceuticals Inc. (b)                           4                              51
     Genentech Inc. (b)                                       2                              98
     Millennium Pharmaceuticals Inc. (b)                      9                              104
     Oscient Pharmaceuticals Corp. (b)                        6                              20
                                                                                             360
Building Materials - 0.6%
     American Standard Cos. Inc. (b)                          1                              56
     Eagle Materials Inc.                                     2                              138
     Martin Marietta Materials Inc.                           1                              27
     Masco Corp. (l)                                          4                              128
     Texas Industries Inc.                                    2                              106
     Trex Co. Inc. (b)                                        1                              42
     Vulcan Materials Co.                                     1                              66
     York International Corp.                                 2                              65
                                                                                             628
Chemicals - 1.6%
     Albemarle Corp.                                          2                              77
     Dow Chemical Co.                                         7                              327
     Great Lakes Chemical Corp.                               3                              97
     Lyondell Chemical Co. (l)                                17                             496
     Nova Chemicals Corp.                                     7                              308
     Olin Corp.                                               11                             236
     Praxair Inc.                                             2                              102
     UAP Holding Corp. (b)                                    4                              66
                                                                                             1,709
Commercial Services - 0.9%
     Apollo Group Inc. (b)                                    1                              56
     BearingPoint Inc. (b)                                    11                             86
     Career Education Corp. (b)                               4                              156
     Cendant Corp.                                            9                              206
     DeVry Inc. (b)                                           1                              17
     McKesson Corp.                                           7                              233
     Pharmaceutical Product Development Inc. (b)              -                              12
     Robert Half International Inc.                           1                              35
     United Rentals Inc. (b)                                  7                              127
     Weight Watchers International Inc. (b) (l)               1                              58
                                                                                             986
Computers - 1.3%
     Affiliated Computer Services Inc. - Class A (b)          1                              48
     Cadence Design Systems Inc. (b) (l)                      9                              120
     Ceridian Corp. (b)                                       10                             174
     Diebold Inc.                                             2                              123
     Hutchinson Technology Inc. (b)                           3                              90
     Lexmark International Inc. (b)                           1                              62
     Maxtor Corp. (b)                                         43                             228
     National Instruments Corp.                               1                              14
     Seagate Technology (b)                                   13                             216
     Storage Technology Corp. (b)                             4                              139
     Western Digital Corp. (b)                                13                             138
                                                                                             1,352

Cosmetics & Personal Care - 0.7%
     Colgate-Palmolive Co.                                    3                              174
     Estee Lauder Cos. Inc.                                   1                              50
     Procter & Gamble Co.                                     8                              465
                                                                                             689
Distribution & Wholesale - 0.5%
     Bell Microproducts Inc. (b)                              9                              90
     Ingram Micro Inc. - Class A (b)                          13                             260
     WESCO International Inc. (b)                             4                              128
                                                                                             478
Diversified Financial Services - 4.9%
     American Express Co. (l)                                 1                              64
     Bear Stearns Cos. Inc. (l)                               1                              113
     Capital One Financial Corp. (l)                          1                              109
     Citigroup Inc.                                           32                             1,527
     Countrywide Financial Corp.                              5                              188
     E*TRADE Group Inc. (b)                                   5                              81
     Fannie Mae                                               1                              71
     Freddie Mac                                              8                              570
     Goldman Sachs Group Inc.                                 2                              235
     JPMorgan Chase & Co.                                     22                             876
     Lehman Brothers Holdings Inc.                            4                              306
     MBNA Corp.                                               5                              132
     Merrill Lynch & Co. Inc. (l)                             7                              412
     Morgan Stanley                                           8                              451
                                                                                             5,135
Electric - 1.7%
     AES Corp. (b)                                            40                             552
     Dominion Resources Inc.                                  3                              190
     Entergy Corp.                                            2                              128
     Exelon Corp.                                             5                              207
     NorthWestern Corp. (b)                                   -                              3
     NRG Energy Inc. (b)                                      -                              7
     PG&E Corp. (b)                                           5                              153
     PPL Corp.                                                2                              85
     TXU Corp. (l)                                            8                              498
                                                                                             1,823
Electrical Components & Equipment - 0.3%
     LG Electronics Inc. (b)                                  3                              165
     Molex Inc.                                               2                              69
     Samsung Electronics Co. Ltd.                             -                              118
                                                                                             352
Electronics - 2.5%
     Amphenol Corp. (b)                                       7                              257
     Arrow Electronics Inc. (b)                               2                              51
     AU Optronics Corp.                                       2                              30
     Avnet Inc. (b)                                           4                              77
     Celestica Inc. (b)                                       21                             296
     Cymer Inc. (b)                                           4                              130
     Fisher Scientific International (b) (l)                  2                              127
     Flextronics International Ltd. (b)                       24                             326
     Hon Hai Precision Industry Co. Ltd. - GDR                14                             132
     Jabil Circuit Inc. (b)                                   1                              33
     Mettler-Toledo International Inc. (b)                    3                              159
     Orbotech Ltd. (b)                                        -                              4
     Sanmina-SCI Corp. (b)                                    19                             164
     Solectron Corp. (b)                                      24                             126
     Symbol Technologies Inc.                                 19                             332
     Thermo Electron Corp. (b)                                1                              30
     Vishay Intertechnology Inc. (b) (l)                      3                              38
     Waters Corp. (b)                                         5                              211
     Watts Industries Inc.                                    3                              85
                                                                                             2,608

Engineering & Construction - 1.0%
     Dycom Industries Inc. (b)                                6                              171
     Fluor Corp. (l)                                          8                              431
     Granite Construction Inc.                                8                              202
     Jacobs Engineering Group Inc. (b)                        1                              53
     Larsen & Toubro Ltd.                                     3                              65
     URS Corp. (b)                                            4                              111
                                                                                             1,034
Entertainment - 0.0%
     Macrovision Corp. (b)                                    1                              18

Environmental Control - 0.0%
     Nalco Holding Co. (b)                                    1                              18

Food - 0.8%
     Albertson's Inc. (l)                                     4                              91
     Corn Products International Inc.                         1                              64
     Dean Foods Co. (b)                                       6                              181
     Del Monte Foods Co. (b)                                  7                              77
     JM Smucker Co.                                           3                              134
     McCormick & Co. Inc.                                     1                              54
     Safeway Inc. (b) (l)                                     5                              97
     Smithfield Foods Inc. (b)                                3                              100
                                                                                             798
Forest Products & Paper - 0.3%
     Buckeye Technologies Inc. (b)                            3                              42
     Smurfit-Stone Container Corp. (b) (l)                    10                             179
     Tembec Inc. (b)                                          9                              55
     Votorantim Celulose e Papel SA                           6                              89
                                                                                             365
Hand & Machine Tools - 0.2%
     Techtronic Industries Co. Ltd.                           80                             174

Healthcare - 3.8%
     Aspect Medical Systems Inc. (b)                          1                              22
     Bausch & Lomb Inc.                                       1                              77
     Baxter International Inc.                                9                              297
     Beckman Coulter Inc.                                     2                              114
     Becton Dickinson & Co.                                   1                              80
     Boston Scientific Corp. (b)                              2                              68
     Cytyc Corp. (b)                                          1                              22
     Dade Behring Holdings Inc. (b)                           5                              302
     DaVita Inc. (b)                                          3                              134
     Edwards Lifesciences Corp. (b)                           5                              186
     Epix Medical Inc. (b)                                    2                              29
     Fresenius Medical Care AG                                3                              70
     Guidant Corp.                                            2                              115
     Hanger Orthopedic Group Inc. (b)                         12                             94
     Health Net Inc. (b)                                      3                              92
     Humana Inc. (b)                                          3                              92
     Immucor Inc. (b)                                         4                              99
     Johnson & Johnson                                        2                              146
     Medtronic Inc.                                           4                              199
     Molina Healthcare Inc. (b)                               1                              60
     Pacificare Health Systems Inc. (b) (l)                   6                              322
     Pediatrix Medical Group Inc. (b)                         2                              109
     ResMed Inc. (b) (l)                                      2                              107
     Smith & Nephew Plc                                       8                              87
     St. Jude Medical Inc. (b)                                5                              201
     Synthes Inc. (b)                                         1                              151
     UnitedHealth Group Inc.                                  8                              686
                                                                                             3,961
Home Builders - 0.9%
     Champion Enterprises Inc. (b)                            5                              59
     DR Horton Inc.                                           4                              169
     KB Home                                                  2                              188
     Ryland Group Inc.                                        3                              161
     Standard-Pacific Corp.                                   2                              109
     Toll Brothers Inc. (b)                                   4                              275
                                                                                             961
Home Furnishings - 0.0%
     Whirlpool Corp.                                          -                              14

Insurance - 2.8%
     ACE Ltd.                                                 5                              192
     AFLAC Inc.                                               6                              251
     AMBAC Financial Group Inc.                               2                              123
     American International Group Inc.                        14                             939
     Arch Capital Group Ltd. (b)                              -                              8
     Assurant Inc.                                            2                              49
     Conseco Inc. (b)                                         7                              146
     Endurance Specialty Holdings Ltd.                        4                              130
     Fidelity National Financial Inc.                         1                              64
     Hartford Financial Services Group Inc.                   3                              222
     Hilb Rogal & Hamilton Co.                                2                              62
     MBIA Inc.                                                3                              209
     MGIC Investment Corp.                                    1                              62
     Scottish Re Group Ltd.                                   2                              39
     Specialty Underwriters' Alliance Inc. (b)                5                              43
     St. Paul Cos. Inc.                                       5                              178
     Torchmark Corp.                                          1                              63
     USI Holdings Corp. (b)                                   3                              34
     W.R. Berkley Corp.                                       1                              37
     Willis Group Holdings Ltd.                               3                              118
                                                                                             2,969
Internet - 0.5%
     Amazon.Com Inc. (b) (l)                                  2                              80
     Covad Communications Group Inc. (b) (l)                  105                            225
     Macromedia Inc. (b)                                      3                              80
     NetBank Inc.                                             6                              67
     WebMD Corp. (b) (l)                                      11                             88
                                                                                             540
Iron & Steel - 0.2%
     Gerdau AmeriSteel Corp. (b)                              16                             107
     Nucor Corp.                                              1                              73
     Tenaris SA                                               -                              20
                                                                                             200
Leisure Time - 0.4%
     Brunswick Corp.                                          1                              45
     Carnival Corp. (l)                                       2                              86
     Multimedia Games Inc. (b)                                4                              56
     Royal Caribbean Cruises Ltd.                             3                              180
                                                                                             367
Lodging - 0.2%
     Kerzner International Ltd. (b)                           3                              180
     Wyndham International Inc. (b)                           39                             46
                                                                                             226
Machinery - 0.5%
     AGCO Corp. (b)                                           7                              160
     Astec Industries Inc. (b)                                5                              84
     Briggs & Stratton Corp.                                  2                              83
     Gardner Denver Inc. (b)                                  1                              29
     Manitowoc Co.                                            1                              45
     Terex Corp. (b)                                          2                              86
     Weir Group Plc                                           10                             63
                                                                                             550
Manufacturing - 2.7%
     AO Smith Corp.                                           2                              51
     General Electric Capital Corp.                           42                             1,537
     Hexcel Corp. (b)                                         2                              23
     Honeywell International Inc.                             9                              309
     Siemens Ag ADR                                           2                              195
     SPX Corp. (l)                                            3                              116
     Tyco International Ltd.                                  16                             565
                                                                                             2,796
Media - 2.2%
     Antena 3 Television SA (b)                               1                              101
     Citadel Broadcasting Corp. (b)                           4                              57
     Clear Channel Communications Inc.                        13                             425
     Emmis Communications Corp. (b)                           5                              94
     Fox Entertainment Group Inc. (b)                         4                              122
     Gestevision Telecinco SA (b)                             4                              74
     Lagardere S.C.A.                                         2                              130
     Liberty Media Corp. (b)                                  18                             202
     Liberty Media International Inc. - Class A (b)           2                              112
     McGraw-Hill Cos. Inc.                                    1                              55
     News Corp Inc.                                           7                              131
     Radio One Inc. - Class D (b)                             4                              68
     Salem Communications Corp. - Class A (b)                 2                              54
     SBS Broadcasting SA (b)                                  1                              56
     The Directv Group Inc. (b)                               7                              116
     UnitedGlobalCom Inc. (b)                                 10                             100
     Univision Communications Inc. (b)                        3                              91
     Walt Disney Co.                                          11                             308
                                                                                             2,296
Metal Fabrication & Hardware - 0.3%
     Precision Castparts Corp.                                3                              164
     Timken Co. (l)                                           7                              188
                                                                                             352
Mining - 2.4%
     Agnico-Eagle Mines Ltd.                                  9                              120
     Alcan Inc.                                               7                              339
     Alcoa Inc.                                               7                              204
     Falconbridge Ltd.                                        6                              145
     Fording Canadian Coal Trust                              1                              108
     Freeport-McMoRan Copper & Gold Inc.                      11                             405
     Goldcorp Inc.                                            9                              138

     Inmet Mining Corp. (b)                                   2                              31
     Lionore Mining International Ltd. (b)                    7                              38
     Massey Energy Co.                                        7                              238
     Meridian Gold Inc. (b)                                   14                             270
     Meridian Gold Inc. (b)                                   1                              19
     Phelps Dodge Corp.                                       3                              277
     Rio Tinto Plc                                            1                              72
     Stillwater Mining Co. (b)                                2                              21
     Wheaton River Minerals Ltd. (b)                          21                             66
                                                                                             2,491
Office & Business Equipment - 0.3%
     Xerox Corp. (b)                                          17                             284

Office Furnishings - 0.3%
     Herman Miller Inc.                                       3                              75
     HNI Corp.                                                2                              86
     Interface Inc. (b)                                       15                             146
     Steelcase Inc.                                           -                              3
                                                                                             310
Oil & Gas Producers - 2.5%
     Chesapeake Energy Corp. (l)                              9                              149
     EnCana Corp.                                             3                              183
     Encore Acquisition Co. (b)                               3                              105
     Giant Industries Inc. (b)                                -                              8
     Grey Wolf Inc. (b)                                       30                             157
     Holly Corp.                                              5                              149
     McMoRan Exploration Co. (b) (l)                          2                              32
     Nabors Industries Ltd. (b)                               2                              108
     Plains Exploration & Production Co. (b) (l)              3                              73
     Premcor Inc.                                             4                              164
     Pride International Inc. (b) (l)                         35                             725
     Quicksilver Resources Inc. (b) (l)                       5                              183
     Range Resources Corp.                                    7                              132
     Sasol Ltd. Sponsored ADR                                 1                              20
     Valero Energy Corp.                                      11                             476
                                                                                             2,664
Oil & Gas Services - 3.7%
     BJ Services Co.                                          7                              344
     Grant Prideco Inc. (b)                                   28                             559
     Halliburton Co.                                          13                             491
     National-Oilwell Inc. (b)                                22                             790
     Oil States International Inc. (b)                        2                              35
     Smith International Inc. (b)                             8                              457
     Varco International Inc. (b)                             8                              224
     Weatherford International Ltd. (b)                       16                             836
     Willbros Group Inc. (b)                                  6                              135
                                                                                             3,871
Packaging & Containers - 0.5%
     Owens-Illinois Inc. (b)                                  16                             365
     Packaging Corp. of America                               2                              40
     Pactiv Corp. (b)                                         3                              86
                                                                                             491
Pharmaceuticals - 3.7%
     Alkermes Inc. (b)                                        7                              93
     AmerisourceBergen Corp. (l)                              2                              88
     Angiotech Pharmaceuticals Inc. (b)                       3                              46
     Angiotech Pharmaceuticals Inc. (b)                       1                              20
     Atherogenics Inc. (b) (l)                                4                              104
     Barr Laboratories Inc. (b)                               3                              133
     Cardinal Health Inc.                                     7                              395
     Caremark Rx Inc. (b)                                     3                              119
     Cipla Ltd.                                               14                             99
     Connetics Corp. (b)                                      4                              100
     CSL Ltd.                                                 10                             231
     Dendreon Corp. (b) (l)                                   6                              65
     Endo Pharmaceuticals Holdings Inc. (b)                   4                              84
     Guilford Pharmaceuticals Inc. (b)                        16                             77
     IVAX Corp. (b)                                           4                              60
     Medarex Inc. (b) (l)                                     8                              82
     MGI Pharma Inc. (b)                                      -                              6
     Omnicare Inc.                                            2                              76
     Onyx Pharmaceuticals Inc. (b) (l)                        2                              65
     OSI Pharmaceuticals Inc. (b)                             3                              240
     Pfizer Inc.                                              23                             609
     Pharmion Corp. (b)                                       3                              114
     Priority Healthcare Corp. (b) (l)                        6                              124
     Schering-Plough Corp.                                    16                             330
     Sepracor Inc. (b)                                        2                              118
     Tanox Inc. (b)                                           4                              61
     Wyeth                                                    8                              327
                                                                                             3,867
Real Estate - 0.6%
     Alexandria Real Estate Equities Inc.                     -                              30
     CBL & Associates Properties Inc.                         1                              46
     Centerpoint Properties Corp.                             2                              96
     Equity Lifestyle Properties Inc.                         1                              46
     Equity Residential                                       4                              134
     General Growth Properties Inc.                           2                              87
     Reckson Associates Realty Corp.                          2                              62
     Vornado Realty Trust                                     1                              91
                                                                                             592
Retail - 2.3%
     Advance Auto Parts (b)                                   4                              175
     Buffalo Wild Wings Inc. (b)                              1                              22
     CVS Corp.                                                3                              135
     Dollar Tree Stores Inc. (b) (l)                          2                              43
     Foot Locker Inc.                                         6                              164
     Fred's Inc.                                              3                              52
     Home Depot Inc.                                          5                              209
     J.C. Penney Co. Inc.                                     3                              120
     McDonald's Corp.                                         9                              298
     OfficeMax Inc. (l)                                       3                              94
     PEP Boys-Manny Moe & Jack                                8                              138
     RadioShack Corp.                                         9                              306
     Ross Stores Inc.                                         4                              113
     Saks Inc. (b)                                            4                              61
     ShopKo Stores Inc. (b)                                   3                              64
     Toys "R" Us Inc. (b)                                     9                              174
     Wal-Mart Stores Inc.                                     2                              111
     Wendy's International Inc.                               3                              105
                                                                                             2,384
Savings & Loans - 0.8%
     Fidelity Bankshares Inc.                                 2                              73
     First Niagara Financial Group Inc.                       2                              24
     Golden West Financial Corp.                              2                              147
     KNBT Bancorp. Inc.                                       2                              34
     New York Community Bancorp. Inc. (l)                     11                             226
     NewAlliance Bancshares Inc.                              5                              80
     Sovereign Bancorp. Inc.                                  12                             266
                                                                                             850
Semiconductors - 3.8%
     Agere Systems Inc. (b)                                   174                            238
     Agere Systems Inc. - Class B (b)                         152                            206
     Amkor Technology Inc. (b) (l)                            4                              26
     Analog Devices Inc.                                      1                              41
     Asat Holdings Ltd.  (b)                                  12                             16
     ASM Lithography Holding NV (b)                           -                              3
     ASML Holding NV - NYS (b)                                11                             167
     ATMI Inc. (b) (l)                                        16                             349
     Axcelis Technologies Inc. (b) (l)                        21                             170
     Cascade Microtech Inc. (b)                               3                              40
     Conexant Systems Inc. (b)                                15                             30
     Credence Systems Corp. (b) (l)                           14                             128
     Cypress Semiconductor Corp. (b) (l)                      4                              48
     Fairchild Semiconductor International Inc. - Class A (b) 18                             285
     Formfactor Inc. (b)                                      3                              87
     Freescale Semiconductor Inc. (b)                         51                             937
     Integrated Circuit Systems Inc. (b)                      6                              130
     Integrated Device Technology Inc. (b)                    2                              24
     Intersil Corp.                                           14                             228
     LTX Corp. (b)                                            28                             216
     National Semiconductor Corp.                             15                             269
     ON Semiconductor Corp. (b)                               8                              38
     PMC - Sierra Inc. (b)                                    7                              80
     QLogic Corp. (b)                                         3                              99
     Teradyne Inc. (b)                                        6                              94
     United Microelectronics Corp. - ADR (b)                  3                              11
     Vitesse Semiconductor Corp. (b)                          6                              20
                                                                                             3,980
Software - 0.9%
     BEA Systems Inc. (b)                                     19                             170
     Cerner Corp. (b)                                         1                              48
     Cognos Inc. (b)                                          -                              4
     Cognos Inc. (b)                                          2                              66
     FILENET Corp. (b)                                        3                              72
     First Data Corp.                                         4                              157
     Informatica Corp. (b)                                    4                              33
     Microsoft Corp.                                          8                              203
     Siebel Systems Inc. (b)                                  8                              88
     Veritas Software Corp. (b)                               3                              95
                                                                                             936
Telecommunications - 2.4%
     Amdocs Ltd. (b)                                          1                              32
     BellSouth Corp.                                          8                              231
     Citizens Communications Co.                              4                              50
     Indonesian Satellite Corp. - ADR                         1                              44
     KDDI Corp.                                               -                              102
     MASTEC Inc. (b)                                          12                             120
     NTL Inc. (b)                                             6                              430
     Philippine Long Distance Telephone Co. ADR (b)           3                              70
     PT Telekomunikasi Indonesia ADR                          2                              42
     SBC Communications Inc.                                  26                             657
     Telewest Global Inc. (b)                                 4                              70
     Verizon Communications Inc. (l)                          16                             636
                                                                                             2,484
Telecommunications Equipment - 0.9%
     ADC Telecommunications Inc. (b)                          10                             26
     Adtran Inc.                                              -                              1
     Alcatel SA - ADR (b)                                     9                              145
     Andrew Corp. (b)                                         3                              42
     Avaya Inc. (b)                                           5                              83
     Comverse Technology Inc. (b)                             6                              144
     Enterasys Networks Inc. (b)                              28                             50
     Extreme Networks Inc. (b)                                -                              2
     Finisar Corp. (b) (l)                                    6                              14
     Harris Corp.                                             -                              12
     Juniper Networks Inc. (b)                                3                              69
     Marconi Corp. Plc (b)                                    6                              63
     Sycamore Networks Inc. (b)                               63                             258
                                                                                             909
Tobacco - 1.0%
     Altria Group Inc.                                        17                             1,063

Transportation - 0.7%
     Alexander & Baldwin Inc.                                 1                              50
     Burlington Northern Santa Fe Corp.                       3                              147
     EGL Inc. (b) (l)                                         4                              132
     Forward Air Corp. (b)                                    -                              13
     Norfolk Southern Corp.                                   5                              170
     Swift Transportation Co. Inc. (b)                        1                              22
     Teekay Shipping Corp. (l)                                1                              42
     UTI Worldwide Inc.                                       1                              81
     Yamato Transport Co. Ltd.                                4                              59
                                                                                             716
Wireless Telecommunications - 1.5%
     American Tower Corp. (b) (l)                             26                             486
     Crown Castle International Corp. (b)                     6                              93
     Mobile TeleSystems                                       -                              42
     Motorola Inc.                                            12                             215
     Nextel Communications Inc. (b)                           7                              198
     Nextel Partners Inc. (b)                                 6                              115
     NII Holdings Inc. - Class B (b)                          2                              90
     Qualcomm Inc.                                            2                              93
     Spectrasite Inc. (b)                                     4                              226
     Western Wireless Corp. (b)                               1                              32
     Wireless Facilities Inc. (b)                             3                              24
                                                                                             1,614

     Total Common Stocks (cost $62,216)                                                      70,153

Preferred Stocks - 0.2%
Auto Manufacturers - 0.1%
     Porsche AG (b)                                           -                              64

Sovereign - 0.1%
     Fannie Mae, 5.375% (b)                                   -                              106
     Total Preferred Stocks (cost $166)                                                      170

Corporate Bonds - 0.2%
Computers - 0.1%
     Synaptics Inc., 0.75%, 12/01/24 (e) (j)                  $20                            19

Insurance - 0.0%
     American Equity Investment Life Holding Co.,
     5.25%, 12/06/24 (e) (j)                                  20                             22

Internet - 0.1%
     Priceline.com Inc., 2.25%, 01/15/25 (e) (j)              100                            98

Oil & Gas Producers - 0.0%
     McMoRan Exploration Co., 5.25%, 10/06/11 (e) (j)         20                             28

Pharmaceuticals - 0.0%
     Schering-Plough Corp., 6.00%, 09/14/07 (j)               1                              51

Semiconductors - 0.0%
     ASM International NV, 4.25%, 12/06/11 (e) (j)            20                             22

Telecommunications - 0.0%
     Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)     20                             20

     Total Corporate Bonds (cost $245)                                                       260

Government Securities - 29.9%
U.S. Treasury Securities - 29.9%
     U.S. Treasury Bond, 6.125%, 08/15/29 (l)                 4,300                          5,048
     U.S. Treasury Note
     3.25%, 01/15/09 (l)                                      9,000                          8,922
     2.50%, 05/31/06 (l)                                      10,210                         10,151
     4.25%, 11/15/13 (l)                                      7,085                          7,130

     Total Government Securities (cost $30,770)                                              31,251

Short Term Investments - 35.6%
Money Market Funds - 2.4%
     Dreyfus Cash Management Plus, 1.98% (a)                  2,478                          2,478

Securities Lending Collateral - 33.2%
     Mellon GSL Delaware Business Trust Collateral Fund       34,714                         34,714

     Total Short Term Investments (cost $37,192)                                             37,192

Total Investments - 133.0% (cost $130,589)                                                   139,026
Other Assets and Liabilities, Net - (33.0%)                                                  (34,460)
Total Net Assets - 100%                                                                  $   104,566

JNL/FMR CAPITAL GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           26.7%
     Consumer, Non-cyclical                                   18.8%
     Consumer, Cyclical                                       17.3%
     Industrial                                               13.1%
     Basic Materials                                          10.0%
     Energy                                                   7.3%
     Financial                                                4.6%
     Technology                                               1.2%
     Money Market Investment                                  0.8%
     Government                                               0.2%
                                                              100.0%

Common Stocks - 99.1%
Advertising - 3.0%
     Lamar Advertising Co. (b)                                21                         $   881
     Omnicom Group Inc.                                       64                             5,354
                                                                                             6,235
Aerospace & Defense - 2.6%
     Empresa Brasiliera de Aeronautica SA - ADR (l)           164                            5,487

Agriculture - 4.6%
     Archer-Daniels-Midland Co.                               84                             1,881
     Bunge Ltd.                                               47                             2,657
     Monsanto Co.                                             94                             5,232
                                                                                             9,770
Airlines - 1.7%
     Ryanair Holdings Plc - ADR (b) (l)                       50                             2,025
     Westjet Airlines Ltd. (b)                                156                            1,560
                                                                                             3,585
Beverages - 1.7%
     Adolph Coors Co. - Class B (l)                           47                             3,587

Chemicals - 6.4%
     Agrium Inc.                                              66                             1,107
     Agrium Inc.                                              20                             329
     Lyondell Chemical Co. (l)                                87                             2,528
     Potash Corp.                                             60                             4,950
     Potash Corp. Of Saskatchewan                             18                             1,474
     Syngenta AG (b)                                          54                             1,144
     The Mosaic Co. (b)                                       124                            2,017
                                                                                             13,549
Commercial Services - 5.0%
     BearingPoint Inc. (b)                                    146                            1,176
     Career Education Corp. (b)                               117                            4,666
     R.R. Donnelley & Sons Co.                                89                             3,134
     Universal Technical Institute Inc. (b)                   39                             1,493
                                                                                             10,469
Diversified Financial Services - 3.0%
     Archipelago Holdings Inc. (b)                            49                             1,033
     Calamos Asset Management Inc. - Class A (b)              141                            3,799
     CapitalSource Inc. (b)                                   59                             1,522
                                                                                             6,354
Electronics - 4.5%
     Fisher Scientific International (b) (l)                  99                             6,193
     Symbol Technologies Inc.                                 193                            3,336
                                                                                             9,529
Engineering & Construction - 1.3%
     Dycom Industries Inc. (b)                                28                             861
     Fluor Corp. (l)                                          34                             1,864
                                                                                             2,725
Entertainment - 0.4%
     Macrovision Corp. (b)                                    29                             744

Food - 2.0%
     Safeway Inc. (b)                                         210                            4,139

Healthcare - 3.8%
     Baxter International Inc.                                106                            3,658
     Cytyc Corp. (b)                                          116                            3,204
     Gen-Probe Inc. (b)                                       2                              99
     Kinetic Concepts Inc. (b)                                11                             847
     Ventana Medical Systems Inc. (b)                         2                              96
                                                                                             7,904
Home Furnishings - 6.2%
     Harman International Industries Inc.                     103                            13,018

Insurance - 1.1%
     AMBAC Financial Group Inc.                               29                             2,390

Internet - 1.4%
     Symantec Corp. (b)                                       116                            2,991

Iron & Steel - 0.5%
     Tenaris SA                                               22                             1,061

Leisure Time - 4.0%
     Royal Caribbean Cruises Ltd. (l)                         155                            8,460

Manufacturing - 1.8%
     Eastman Kodak Co.                                        37                             1,184
     Pentair Inc.                                             60                             2,631
                                                                                             3,815
Media - 0.8%
     Cumulus Media Inc. - Class A (b)                         24                             365
     Entercom Communications Corp. (b)                        15                             542
     Salem Communications Corp. - Class A (b)                 27                             681
                                                                                             1,588
Mining - 3.0%
     Freeport-McMoRan Copper & Gold Inc. (l)                  33                             1,273
     Harmony Gold Mining Co. Ltd. (l)                         132                            1,225
     Newmont Mining Corp.                                     87                             3,855
                                                                                             6,353
Office Furnishings - 1.5%
     Knoll Inc. (b)                                           182                            3,180

Oil & Gas Producers - 2.2%
     ENSCO International Inc.                                 47                             1,482
     Noble Corp. (b)                                          62                             3,094
                                                                                             4,576
Oil & Gas Services - 5.1%
     BJ Services Co.                                          26                             1,215
     Grant Prideco Inc. (b)                                   112                            2,248
     National-Oilwell Inc. (b)                                11                             402
     Seacor Smit Inc. (b)                                     11                             587
     Varco International Inc. (b)                             130                            3,775
     Weatherford International Ltd. (b)                       50                             2,585
                                                                                             10,812
Packaging & Containers - 0.5%
     Pactiv Corp. (b)                                         41                             1,047

Pharmaceuticals - 1.8%
     ImClone Systems Inc. (b)                                 23                             1,051
     Neurocrine Biosciences Inc. (b)                          26                             1,302
     Watson Pharmaceuticals Inc. (b)                          43                             1,394
                                                                                             3,747
Real Estate - 0.5%
     Equity Residential                                       28                             1,024

Retail - 3.5%
     RadioShack Corp.                                         57                             1,887
     Tiffany & Co.                                            51                             1,640
     Wendy's International Inc.                               100                            3,911
                                                                                             7,438
Semiconductors - 0.7%
     Atmel Corp. (b)                                          42                             165
     Freescale Semiconductor Inc. (b)                         66                             1,210
                                                                                             1,375
Software - 0.6%
     Navteq Corp. (b)                                         26                             1,219

Telecommunications - 8.4%
     Citizens Communications Co.                              475                            6,556
     Indonesian Satellite Corp. - ADR (l)                     63                             1,952
     NTL Inc. (b)                                             84                             6,129
     Philippine Long Distance Telephone Co. ADR (b)           27                             681
     Telewest Global Inc. (b)                                 48                             847
     Telus Corp.                                              53                             1,537
                                                                                             17,702
Transportation - 2.3%
     Burlington Northern Santa Fe Corp.                       38                             1,817
     CSX Corp.                                                26                             1,030
     Frontline Ltd.                                           8                              355
     Golden Ocean Group Ltd. (b)                              3                              2
     Norfolk Southern Corp.                                   48                             1,740
                                                                                             4,944
Wireless Telecommunications - 13.2%
     American Tower Corp. (b) (l)                             215                            3,958
     Hutchison Telecommunications International Ltd (b)       276                            3,737
     Nextel Communications Inc. (b)                           558                            16,752
     Spectrasite Inc. (b) (l)                                 59                             3,410
                                                                                             27,857

     Total Common Stocks (cost $187,082)                                                     208,674

Short Term Investments - 13.0%
Money Market Funds - 0.8%
     Dreyfus Cash Management Plus, 1.98% (a)                  1,628                          1,628

Securities Lending Collateral - 12.0%
     Mellon GSL Delaware Business Trust Collateral Fund       25,316                         25,316

U.S. Treasury Bills - 0.2%
     U.S. Treasury Bill, 1.98%, 02/03/05                      $375                           374
     Total Short Term Investments (cost $27,318)                                             27,318

Total Investments - 112.1% (cost $214,400)                                                   235,992
Other Assets and Liabilities, Net -  (12.1%)                                                 (25,587)
Total Net Assets - 100%                                                                  $   210,405



JNL/JPMORGAN INTERNATIONAL VALUE FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                37.3%
     Consumer, Cyclical                                       11.7%
     Communications                                           10.0%
     Consumer, Non-cyclical                                   8.7%
     Industrial                                               7.5%
     Basic Materials                                          7.0%
     Energy                                                   6.0%
     Utilities                                                5.4%
     Money Market Investment                                  4.1%
     Technology                                               1.9%
     Government                                               0.4%
                                                              100.0%

Common Stocks - 94.4%
Airlines - 1.1%
     Cathay Pacific Airways Ltd.                              462                        $   874

Auto Manufacturers - 2.9%
     Honda Motor Co. Ltd.                                     18                             917
     Peugeot SA                                               21                             1,340
                                                                                             2,257
Auto Parts & Equipment - 0.9%
     Hyundai Mobis (b)                                        12                             744

Banks - 25.6%
     Banca Intesa SpA                                         351                            1,688
     Barclays Plc                                             219                            2,458
     BNP Paribas SA                                           36                             2,614
     Commerzbank AG (b)                                       61                             1,262
     DBS Group Holdings Ltd.                                  78                             769
     Deutsche Bank AG                                         22                             1,910
     HBOS Plc                                                 148                            2,414
     HSBC Holdings Plc                                        115                            1,941
     Kookmin Bank (b)                                         18                             697
     Royal Bank of Scotland Group Plc                         72                             2,422
     UBS AG                                                   9                              768
     UFJ Holdings Inc. (b)                                    -                              2,072
                                                                                             21,015
Beverages - 1.2%
     Asahi Breweries Ltd.                                     79                             980

Building Materials - 2.0%
     BPB Plc                                                  91                             826
     Hanson Plc                                               96                             822
                                                                                             1,648
Chemicals - 5.6%
     Bayer AG                                                 39                             1,327
     Ciba Specialty Chemicals AG (b)                          10                             724
     Mitsui Chemicals Inc.                                    240                            1,307
     Reliance Industries Ltd. - GDR (e)                       47                             1,212
                                                                                             4,570
Commercial Services - 1.0%
     Rank Group Plc                                           170                            861

Distribution & Wholesale - 1.5%
     Itochu Corp. (b)                                         273                            1,263

Diversified Financial Services - 1.4%
     Daiwa Securities Group Inc.                              161                            1,163

Electric - 5.3%
     E.ON AG                                                  24                             2,201
     Iberdrola SA                                             56                             1,424
     Scottish Power Plc                                       94                             731
                                                                                             4,356
Electrical Components & Equipment - 1.3%
     Mitsubishi Electric Corp.                                219                            1,073

Electronics - 0.4%
     Hon Hai Precision Industry Co. Ltd. - GDR                37                             347

Food - 2.4%
     Koninklijke Wessanen NV                                  63                             808
     Tesco Plc                                                191                            1,183
                                                                                             1,991
Forest Products & Paper - 1.3%
     UPM-Kymmene Oyj                                          50                             1,107

Home Furnishings - 2.8%
     SONY Corp.                                               37                             1,441
     Thomson                                                  32                             836
                                                                                             2,277
Insurance - 8.9%
     Aviva Plc                                                87                             1,044
     AXA                                                      53                             1,318
     ING Groep NV                                             73                             2,202
     Muenchener Rueckversicherungs AG                         14                             1,746
     Zurich Financial Services AG (b)                         6                              970
                                                                                             7,280
Leisure Time - 0.9%
     TUI AG                                                   33                             774

Machinery - 2.4%
     Atlas Copco AB                                           27                             1,221
     Kubota Corp.                                             153                            759
                                                                                             1,980
Media - 2.3%
     News Corp Inc.                                           27                             504
     ProSieben Sat.1 Media AG                                 34                             632
     United Business Media Plc                                84                             779
                                                                                             1,915
Metal Fabrication & Hardware - 1.2%
     SKF AB                                                   19                             868
     SKF AB - Class A                                         3                              134
                                                                                             1,002
Oil & Gas Producers - 5.9%
     BP Plc                                                   181                            1,765
     ENI-Ente Nazionale Idrocarburi SpA                       50                             1,256
     LUKOIL - ADR                                             4                              481
     Nippon Mining Holdings Inc. (b)                          72                             339
     Nippon Mining Holdings Inc.                              67                             313
     Petroleo Brasileiro SA - Petrobras - ADR                 19                             685
                                                                                             4,839
Pharmaceuticals - 2.1%
     Sankyo Co. Ltd.                                          46                             1,037
     Sanofi-Synthelabo SA                                     9                              720
                                                                                             1,757
Real Estate - 1.1%
     Sun Hung Kai Properties Ltd.                             94                             940
Retail - 1.6%
     Compagnie Financiere Richemont AG - Class A              39                             1,289

Semiconductors - 1.9%
     Rohm Co. Ltd.                                            8                              807
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR        87                             738
                                                                                             1,545
Telecommunications - 7.6%
     BT Group Plc                                             481                            1,875
     Nippon Telegraph & Telephone Corp.                       -                              902
     PT Telekomunikasi Indonesia                              912                            474
     Royal KPN NV                                             79                             746
     Telefonica SA                                            118                            2,224
                                                                                             6,221
Tobacco - 1.8%
     Japan Tobacco Inc.                                       -                              1,473
     Total Common Stocks (cost $67,104)                                                      77,541

Short Term Investments - 8.6%
Money Market Funds - 4.1%
     Dreyfus Cash Management Plus, 1.98% (a)                  3,343                          3,343

Securities Lending Collateral - 4.1%
     Mellon GSL Delaware Business Trust Collateral Fund       3,367                          3,367

U.S. Treasury Bills - 0.4%
     U.S. Treasury Bill, 2.155%, 02/24/05 (m)                 $320                           319
     Total Short Term Investments (cost $7,029)                                              7,029

Total Investments -103.0% (cost $74,133)                                                     84,570
Other Assets and Liabilities, Net - (3.0%)                                                   (2,484)
Total Net Assets - 100%                                                                  $   82,086

JNL/LAZARD MID CAP VALUE FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Cyclical                                       18.5%
     Financial                                                17.7%
     Consumer, Non-cyclical                                   17.1%
     Industrial                                               12.2%
     Communications                                           10.4%
     Technology                                               9.9%
     Energy                                                   5.8%
     Money Market Investment                                  4.0%
     Basic Materials                                          3.3%
     Utilities                                                1.1%
                                                              100.0%

Common Stocks - 96.7%
Aerospace & Defense - 1.3%
     Alliant Techsystems Inc. (b)                             46                         $   2,988

Airlines - 1.3%
     Southwest Airlines Co.                                   184                            2,999

Apparel - 3.4%
     Polo Ralph Lauren Corp.                                  56                             2,364
     Reebok International Ltd. (l)                            117                            5,148
                                                                                             7,512
Auto Parts & Equipment - 2.0%
     Lear Corp.                                               73                             4,429

Banks - 5.5%
     City National Corp.                                      30                             2,148
     M&T Bank Corp. (l)                                       20                             2,168
     Mercantile Bankshares Corp.                              41                             2,130
     North Fork Bancorp. Inc.                                 121                            3,489
     Northern Trust Corp.                                     49                             2,385
                                                                                             12,320
Beverages - 1.4%
     Pepsi Bottling Group Inc.                                114                            3,077

Chemicals - 2.6%
     Ashland Inc.                                             33                             1,932
     Rohm & Haas Co.                                          88                             3,879
                                                                                             5,811
Commercial Services - 4.0%
     Aramark Corp.                                            198                            5,238
     Arbitron Inc. (b)                                        96                             3,750
                                                                                             8,988
Computers - 3.6%
     DST Systems Inc. (b) (l)                                 88                             4,581
     Storage Technology Corp. (b)                             111                            3,521
                                                                                             8,102
Distribution & Wholesale - 2.1%
     CDW Corp.                                                49                             3,244
     Ingram Micro Inc. - Class A (b)                          67                             1,400
                                                                                             4,644
Diversified Financial Services - 4.6%
     Federated Investors Inc.                                 87                             2,657
     Legg Mason Inc.                                          61                             4,476
     Student Loan Corp.                                       16                             2,999
                                                                                             10,132
Electronics - 1.0%
     Vishay Intertechnology Inc. (b)                          153                            2,301

Engineering & Construction - 0.9%
     Jacobs Engineering Group Inc. (b)                        43                             2,050

Environmental Control - 1.7%
     Republic Services Inc.                                   114                            3,824

Food - 1.1%
     Dean Foods Co. (b)                                       75                             2,471

Forest Products & Paper - 0.7%
     Temple-Inland Inc.                                       24                             1,607

Gas - 1.2%
     KeySpan Corp. (l)                                        65                             2,568

Healthcare - 7.2%
     DaVita Inc. (b)                                          111                            4,404
     Edwards Lifesciences Corp. (b)                           84                             3,445
     Health Net Inc. (b)                                      103                            2,971
     Laboratory Corp. of America Holdings (b)                 105                            5,236
                                                                                             16,056
Household Products - 2.6%
     Avery Dennison Corp. (l)                                 43                             2,603
     Newell Rubbermaid Inc.                                   127                            3,074
                                                                                             5,677
Insurance - 4.0%
     Protective Life Corp.                                    110                            4,687
     RenaissanceRe Holdings Ltd.                              81                             4,192
                                                                                             8,879
Manufacturing - 1.1%
     ITT Industries Inc.                                      29                             2,407

Media - 9.0%
     Belo Corp. - Class A                                     196                            5,151
     Dex Media Inc.                                           267                            6,667
     Westwood One Inc. (b)                                    305                            8,219
                                                                                             20,037
Office & Business Equipment - 0.8%
     Pitney Bowes Inc.                                        36                             1,685

Oil & Gas Producers - 4.7%
     GlobalSantaFe Corp.                                      119                            3,930
     Premcor Inc.                                             36                             1,501
     Unocal Corp.                                             78                             3,381
     Valero Energy Corp.                                      38                             1,722
                                                                                             10,534
Oil & Gas Services - 1.1%
     Baker Hughes Inc.                                        57                             2,428

Packaging & Containers - 3.5%
     Ball Corp.                                               79                             3,457
     Pactiv Corp. (b)                                         170                            4,289
                                                                                             7,746
Pharmaceuticals - 2.3%
     Medco Health Solutions Inc. (b)                          124                            5,167

Real Estate - 3.7%
     AMB Property Corp.                                       53                             2,133
     Health Care Property Investors Inc. (l)                  115                            3,173
     Trizec Properties Inc.                                   157                            2,967
                                                                                             8,273
Retail - 6.6%
     AnnTaylor Stores Corp. (b)                               21                             444
     Brinker International Inc. (b)                           74                             2,581
     Darden Restaurants Inc.                                  78                             2,175
     Dollar Tree Stores Inc. (b)                              195                            5,598
     OfficeMax Inc.                                           46                             1,443
     Sears Roebuck & Co.                                      47                             2,419
                                                                                             14,660
Semiconductors - 3.7%
     AMIS Holdings Inc. (b)                                   117                            1,926
     Intersil Corp.                                           106                            1,781
     Novellus Systems Inc. (b)                                122                            3,405
     QLogic Corp. (b)                                         30                             1,114
                                                                                             8,226
Software - 1.9%
     BEA Systems Inc. (b)                                     287                            2,544
     Siebel Systems Inc. (b)                                  152                            1,600
                                                                                             4,144
Telecommunications - 0.8%
     MCI Inc.                                                 91                             1,835

Toys & Hobbies - 1.9%
     Leapfrog Enterprises Inc. (b) (l)                        105                            1,429
     Mattel Inc.                                              138                            2,690
                                                                                             4,119
Transportation - 2.7%
     CNF Inc.                                                 67                             3,352
     Norfolk Southern Corp.                                   75                             2,718
                                                                                             6,070
Wireless Telecommunications - 0.7%
     Western Wireless Corp. (b)                               52                             1,518
     Total Common Stocks (cost $187,039)                                                     215,284

Short Term Investments - 9.9%
Money Market Funds - 4.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  8,901                          8,901

Securities Lending Collateral - 5.9%
     Mellon GSL Delaware Business Trust Collateral Fund       13,132                         13,132
     Total Short Term Investments (cost $22,033)                                             22,033

Total Investments - 106.6% (cost $209,072)                                                   237,317
Other Assets and Liabilities, Net -  (6.6%)                                                  (14,746)
Total Net Assets - 100%                                                                  $   222,571

JNL/LAZARD SMALL CAP VALUE FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                19.2%
     Consumer, Non-cyclical                                   18.7%
     Industrial                                               17.6%
     Consumer, Cyclical                                       12.2%
     Communications                                           9.5%
     Energy                                                   8.6%
     Technology                                               6.3%
     Basic Materials                                          3.3%
     Money Market Investment                                  2.6%
     Utilities                                                2.0%
                                                              100.0%

Common Stocks - 97.1%
Advertising - 2.5%
     Advo Inc.                                                82                         $   2,927
     R.H. Donnelley Corp. (b)                                 37                             2,208
                                                                                             5,135
Aerospace & Defense - 2.6%
     DRS Technologies Inc. (b)                                57                             2,426
     Esterline Technologies Corp. (b)                         27                             878
     Titan Corp. (b)                                          114                            1,845
                                                                                             5,149
Agriculture - 0.9%
     Delta & Pine Land Co.                                    74                             2,013

Airlines - 0.7%
     Airtran Holdings Inc. (b) (l)                            139                            1,489

Apparel - 2.8%
     Gymboree Corp. (b)                                       99                             1,268
     K-Swiss Inc. - Class A                                   42                             1,217
     Timberland Co. - Class A (b) (l)                         28                             1,730
     Warnaco Group Inc. (b)                                   85                             1,832
                                                                                             6,047
Banks - 8.2%
     Bank of the Ozarks Inc.                                  5                              160
     First Community Bancorp.                                 33                             1,396
     First Midwest Bancorp. Inc.                              44                             1,608
     First Republic Bank                                      25                             1,346
     Hudson United Bancorp.                                   16                             646
     MB Financial Corp.                                       13                             561
     Provident Bankshares Corp.                               34                             1,244
     South Financial Group Inc.                               57                             1,848
     Sterling Bancshares Inc.                                 116                            1,654
     Texas Regional Bancshares Inc. - Class A                 32                             1,029
     Umpqua Holdings Corp.                                    44                             1,102
     United Bankshares Inc.                                   53                             2,018
     W Holding Co. Inc.                                       53                             1,225
     Westamerica Bancorp.                                     37                             2,140
                                                                                             17,977
Biotechnology - 0.7%
     Bio-Rad Laboratories Inc. - Class A (b)                  1                              80
     Charles River Laboratories International Inc. (b)        13                             618
     Martek Biosciences Corp. (b)                             18                             937
                                                                                             1,635
Chemicals - 2.7%
     Ferro Corp.                                              42                             965
     Olin Corp.                                               86                             1,894
     PolyOne Corp. (b)                                        147                            1,328
     Spartech Corp.                                           60                             1,614
                                                                                             5,801
Commercial Services - 5.9%
     Arbitron Inc. (b)                                        67                             2,617
     BearingPoint Inc. (b)                                    118                            946
     Corinthian Colleges Inc. (b) (l)                         87                             1,640
     DeVry Inc. (b)                                           67                             1,163
     Learning Tree International Inc. (b)                     120                            1,609
     MPS Group Inc. (b)                                       162                            1,985
     United Rentals Inc. (b)                                  54                             1,021
     Watson Wyatt & Co. Holdings                              70                             1,892
                                                                                             12,873
Computers - 2.0%
     Advanced Digital Information Corp. (b)                   106                            1,063
     BISYS Group Inc. (b)                                     78                             1,277
     Catapult Communications Corp. (b)                        14                             329
     Komag Inc. (b)                                           90                             1,697
                                                                                             4,366
Diversified Financial Services - 3.5%
     Calamos Asset Management Inc. - Class A (b)              46                             1,245
     eSPEED Inc. (b)                                          165                            2,039
     Financial Federal Corp.                                  32                             1,247
     IndyMac Bancorp. Inc.                                    29                             985
     Knight Trading Group Inc. (b) (l)                        193                            2,108
                                                                                             7,624
Electric - 0.8%
     Cleco Corp.                                              89                             1,805

Electrical Components & Equipment - 0.6%
     General Cable Corp. (b)                                  24                             334
     GrafTech International Ltd. (b)                          111                            1,050
                                                                                             1,384
Electronics - 5.2%
     Benchmark Electronics Inc. (b)                           44                             1,487
     Coherent Inc. (b)                                        58                             1,753
     Metrologic Instruments Inc. (b)                          67                             1,422
     Photon Dynamics Inc. (b)                                 57                             1,382
     Plexus Corp. (b)                                         91                             1,187
     Rogers Corp. (b)                                         44                             1,887
     TTM Technologies Inc. (b)                                197                            2,325
                                                                                             11,443
Engineering & Construction - 1.6%
     Chicago Bridge & Iron Co. NV                             43                             1,716
     Shaw Group Inc. (b)                                      103                            1,842
                                                                                             3,558
Entertainment - 0.7%
     Alliance Gaming Corp. (b) (l)                            110                            1,514

Environmental Control - 1.6%
     Tetra Tech Inc. (b)                                      138                            2,307
     Waste Connections Inc. (b)                               33                             1,130
                                                                                             3,439
Food - 0.5%
     Performance Food Group Co. (b)                           44                             1,187

Gas - 1.2%
     AGL Resources Inc.                                       43                             1,426
     New Jersey Resources Corp.                               26                             1,140
                                                                                             2,566
Healthcare - 6.8%
     Beverly Enterprises Inc. (b)                             226                            2,069
     Cutera Inc. (b)                                          17                             207
     DJ Orthopedics Inc. (b)                                  90                             1,919
     Hanger Orthopedic Group Inc. (b)                         27                             220
     Inamed Corp. (b)                                         27                             1,711
     Kindred Healthcare Inc. (b)                              79                             2,354
     LifePoint Hospitals Inc. (b) (l)                         63                             2,187
     PSS World Medical Inc. (b)                               134                            1,671
     Respironics Inc. (b)                                     2                              87
     Select Medical Corp.                                     136                            2,388
     Viasys Healthcare Inc. (b)                               8                              148
                                                                                             14,961
Home Builders - 0.5%
     Winnebago Industries                                     29                             1,129

Household Products - 1.1%
     Jarden Corp. (b)                                         16                             690
     Scotts Co. - Class A (b)                                 24                             1,750
                                                                                             2,440
Insurance - 3.3%
     Arch Capital Group Ltd. (b)                              54                             2,098
     Assured Guaranty Ltd.                                    112                            2,201
     Bristol West Holdings Inc.                               17                             332
     Max Re Capital Ltd.                                      66                             1,410
     Reinsurance Group of America (l)                         26                             1,235
                                                                                             7,276
Internet - 1.8%
     Avocent Corp. (b)                                        30                             1,203
     ProQuest Co. (b)                                         46                             1,354
     Verity Inc. (b)                                          103                            1,347
                                                                                             3,904
Iron & Steel - 0.6%
     Schnitzer Steel Industries Inc. - Class A                20                             682
     Steel Dynamics Inc.                                      18                             678
                                                                                             1,360
Leisure Time - 0.4%
     WMS Industries Inc. (b) (l)                              26                             859

Machinery - 0.9%
     Tecumseh Products Co.                                    42                             2,027

Manufacturing - 0.9%
     Roper Industries Inc.                                    34                             2,078

Media - 1.9%
     Journal Register Co. (b)                                 108                            2,082
     Liberty Corp.                                            47                             2,075
                                                                                             4,157
Mining - 0.7%
     Foundation Coal Holdings Inc. (b)                        67                             1,552

Office Furnishings - 0.8%
     Herman Miller Inc.                                       65                             1,801

Oil & Gas Producers - 4.0%
     Bill Barrett Corp. (b)                                   16                             505
     Denbury Resources Inc. (b)                               44                             1,205
     Energy Partners Ltd. (b)                                 46                             926
     Forest Oil Corp. (b)                                     37                             1,170
     Grey Wolf Inc. (b)                                       224                            1,181
     Houston Exploration Co. (b)                              25                             1,402
     Range Resources Corp.                                    61                             1,245
     Whiting Petroleum Corp. (b)                              41                             1,229
                                                                                             8,863
Oil & Gas Services - 2.9%
     Hanover Compressor Co. (b)                               106                            1,498
     Key Energy Services Inc. (b)                             218                            2,570
     Maverick Tube Corp. (b)                                  27                             818
     Veritas DGC Inc. (b)                                     69                             1,551
                                                                                             6,437
Packaging & Containers - 0.5%
     Packaging Corp. of America                               46                             1,083

Pharmaceuticals - 2.6%
     Able Laboratories Inc. (b)                               61                             1,385
     Andrx Corp. (b) (l)                                      75                             1,637
     MIM Corp. (b)                                            223                            1,415
     Taro Pharmaceuticals Industries Ltd. (b)                 36                             1,239
                                                                                             5,676
Pipelines - 0.8%
     Kinder Morgan Management LLC (b)                         45                             1,824

Real Estate - 3.2%
     Alexandria Real Estate Equities Inc.                     15                             1,101
     Capital Automotive REIT                                  22                             782
     CarrAmerica Realty Corp.                                 34                             1,129
     Inland Real Estate Corp.                                 28                             453
     Lexington Corporate Properties Trust                     45                             1,005
     Mills Corp.                                              31                             1,970
     Prentiss Properties Trust                                17                             630
                                                                                             7,070
Retail - 6.2%
     99 Cents Only Stores (b)                                 69                             1,107
     AnnTaylor Stores Corp. (b)                               56                             1,206
     CBRL Group Inc. (l)                                      34                             1,435
     Cost Plus Inc. (b) (l)                                   27                             864
     CSK Auto Corp. (b)                                       74                             1,240
     HOT Topic Inc. (b) (l)                                   112                            1,930
     Rush Enterprises Inc. - Class A (b)                      55                             888
     TBC Corp. (b)                                            57                             1,593
     The Sports Authority Inc. (b)                            63                             1,622
     Tractor Supply Co. (b)                                   48                             1,795
                                                                                             13,680
Savings & Loans - 0.8%
     MAF Bancorp. Inc.                                        42                             1,860

Semiconductors - 3.1%
     AMIS Holdings Inc. (b)                                   75                             1,241
     Brooks Automation Inc. (b)                               68                             1,173
     ChipMOS TECHNOLOGIES Bermuda Ltd. (b) (l)                187                            1,189
     Exar Corp. (b)                                           154                            2,185
     Ultratech Inc. (b)                                       49                             913
                                                                                             6,701
Software - 1.3%
     JDA Software Group Inc. (b)                              63                             854
     Serena Software Inc. (b)                                 87                             1,887
                                                                                             2,741
Telecommunications Equipment - 3.0%
     Black Box Corp.                                          3                              158
     C-COR.net Corp. (b)                                      225                            2,095
     CommScope Inc. (b)                                       97                             1,833
     Ditech Communications Corp. (b)                          49                             726
     Foundry Networks Inc. (b)                                105                            1,379
     Oplink Communications Inc. (b)                           202                            399
                                                                                             6,590
Toys & Hobbies - 0.0%
     Leapfrog Enterprises Inc. (b) (l)                        3                              38

Transportation - 3.8%
     Forward Air Corp. (b)                                    37                             1,649
     OMI Corp.                                                89                             1,491
     Overnite Corp.                                           39                             1,460
     Pacer International Inc. (b)                             120                            2,560
     Swift Transportation Co. Inc. (b) (l)                    54                             1,167
                                                                                             8,327
Wireless Telecommunications - 0.5%
     Wireless Facilities Inc. (b)                             111                            1,043

     Total Common Stocks (cost $185,519)                                                     212,482

Short Term Investments - 9.1%
Money Market Funds - 2.6%
     Dreyfus Cash Management Plus, 1.98% (a)                  5,711                          5,711

Securities Lending Collateral - 6.5%
     Mellon GSL Delaware Business Trust Collateral Fund       14,173                         14,173
     Total Short Term Investments (cost $19,884)                                             19,884

Total Investments - 106.2% (cost $205,403)                                                   232,366
Other Assets and Liabilities, Net - (6.2%)                                                   (13,488)
Total Net Assets - 100%                                                                  $   218,878

JNL/Mellon Capital Management Bond Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Mortgage Securities                                      31.7%
     Government                                               30.3%
     Financial                                                26.1%
     Communications                                           2.5%
     Asset Backed Securities                                  1.8%
     Money Market Investment                                  1.7%
     Consumer, Non-cyclical                                   1.4%
     Utilities                                                1.1%
     Industrial                                               1.0%
     Energy                                                   1.0%
     Consumer, Cyclical                                       0.7%
     Basic Materials                                          0.5%

     Technology                                               0.2%
                                                              100.0%

Corporate Bonds - 27.8%
Aerospace & Defense - 0.5%
     Lockheed Martin Corp., 8.50%, 12/01/29                   $75                        $   103
     Northrop Grumman Corp., 7.75%, 03/01/16 (f)              150                            184
     Raytheon Co., 6.15%, 11/01/08                            89                             96
     United Technologies Corp.
     6.35%, 03/01/11                                          75                             84
     6.70%, 08/01/28                                          50                             57
                                                                                             524
Agriculture - 0.1%
     Bunge Ltd. Finance Corp., 5.35%, 04/15/14 (f)            75                             77

Asset Backed Securities - 6.1%
     AmeriCredit Automobile Receivables Trust
     3.67%, 06/08/09                                          500                            503
     2.84%, 08/06/10                                          115                            114
     Bank of America Commercial Mortgage, 5.118%, 07/11/43    150                            155
     Bear Stearns Commercial Mortgage Securities,
     6.80%, 07/15/31                                          66                             69
     Capital One Auto Finance Trust, 3.18%, 09/15/10          250                            248
     Capital One Prime Auto Receivables Trust,
     2.59%, 09/15/09                                          150                            148
     Chase Manhattan Bank-First Union National Bank,
     7.439%, 08/15/31 (f)                                     50                             57
     Commercial Mortgage Acceptance Corp., 6.79%, 06/15/31    54                             56
     CS First Boston Mortgage Securities Corp.,
     6.91%, 09/15/41                                          195                            205
     DaimlerChrysler Auto Trust, 3.78%, 02/06/07              313                            314
     DLJ Commercial Mortgage Corp.
     6.93%, 08/10/09                                          134                            144
     6.46%, 03/10/32                                          50                             54
     6.88%, 06/10/32                                          49                             52
     First Union Commercial Mortgage Securities Inc.,
     6.65%, 11/18/29                                          83                             88
     First Union National Bank Commercial Mortgage Trust
     7.184%, 12/15/31                                         26                             27
     7.39%, 12/15/31                                          105                            119
     First Union National Bank-Bank of America Commercial
     Mortgage Trust, 6.136%, 03/15/33                         301                            328
     First Union-Lehman Brothers-Bank of America Commercial
     Mortgage Trust, 6.56%, 11/18/35                          250                            269
     Fleet Credit Card Master Trust II, 5.60%, 12/15/08       250                            258
     GMAC Commercial Mortgage Securities Inc.,
     6.42%, 05/15/35                                          100                            107
     Heller Financial Commercial Mortgage Asset Corp.,
     6.50%, 05/15/31                                          64                             67
     Household Automotive Trust
     2.31%, 04/17/08                                          350                            347
     4.37%, 12/17/08                                          100                            101
     3.02%, 12/17/10                                          365                            361
     JPMorgan Chase Commercial Mortgage Securities Corp.
     5.822%, 05/12/34                                         250                            266
     5.382%, 06/12/41 (g)                                     250                            263
     JPMorgan Commercial Mortgage Finance Corp.,
     6.507%, 10/15/35 (g)                                     35                             38
     LB Commercial Conduit Mortgage Trust,
     6.48%, 02/18/30                                          200                            214
     6.41%, 06/15/31                                          100                            104
     6.78%, 06/15/31                                          223                            246
     LB-UBS Commercial Mortgage Trust
     5.401%, 03/15/26                                         94                             96
     3.85%, 05/15/27                                          250                            242
     5.594%, 06/15/31                                         75                             80
     Merrill Lynch Mortgage Trust, 5.403%, 07/12/34           200                            211
     Morgan Stanley Capital I, 6.52%, 03/15/30                78                             84
     Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36    100                            114
     Morgan Stanley Floating Rate,, 4.80%, 01/13/41           250                            251
     Mortgage Capital Funding Inc., 7.288%, 03/20/27          14                             14
     PP&L Transition Bond Co. LLC, 7.05%, 06/25/09            55                             59
     Salomon Brothers Mortgage Securities VII,
     6.168%, 02/13/10                                         100                            106
     Sears Credit Account Master Trust, 5.65%, 03/17/09       38                             37
     Wachovia Bank Commercial Mortgage Trust,
     5.215%, 01/15/41                                         100                            102
     Wachovia Bank Floating Rate,, 5.24%, 08/15/41            250                            260
     WFS Financial Owner Trust, 2.41%, 12/20/10               135                            132
                                                                                             7,110
Auto Manufacturers - 0.5%
     DaimlerChrysler NA Holding Corp.
     7.25%, 01/18/06 (f)                                      250                            260
     4.75%, 01/15/08 (f)                                      150                            153
     4.05%, 06/04/08 (f)                                      100                            100
     Toyota Motor Credit Corp., 2.875%, 08/01/08 (l)          100                            97
                                                                                             610
Banks - 3.9%
     ABN Amro Bank NV, 7.55%, 06/28/06 (f)                    100                            106
     Bank of America Corp.
     5.25%, 02/01/07                                          100                            104
     6.25%, 04/01/08                                          250                            269
     4.875%, 09/15/12                                         150                            153
     Barclays Bank Plc, 6.86%, 09/15/49 (e) (f)               50                             56
     BB&T Corp., 6.50%, 08/01/11 (f)                          75                             84
     Corp. Andina de Fomento, 6.875%, TBA (c) (f)             150                            169
     European Bank for Reconstruction & Development,
     5.375%, 06/15/06                                         100                            103
     European Investment Bank, 3.125%, 10/15/07 (l)           250                            248
     Fleet National Bank, 5.75%, 01/15/09 (f)                 100                            106
     HSBC Holdings Plc
     5.25%, 12/12/12                                          100                            104
     7.625%, 05/17/32 (e)                                     150                            186
     Inter-American Development Bank, 7.375%, 01/15/10        100                            116
     International Finance Corp., 5.25%, 05/02/06             100                            102
     Key Bank NA, 5.80%, 07/01/14                             250                            265
     KFW International Finance, 3.25%, 03/30/09               100                            98
     National Australia Bank Ltd., 8.60%, 05/19/10            150                            178
     National City Bank, 4.625%, 05/01/13                     100                            99
     National Westminster Bank Plc, 7.375%, 10/01/09          250                            285
     NB Capital Trust II, 7.83%, 12/15/26                     75                             82
     Popular North America Inc.
     6.125%, 10/15/06                                         150                            156
     4.25%, 04/01/08                                          100                            101
     Province of Ontario, 6.00%, 02/21/06                     200                            206
     Royal Bank of Scotland Group Plc, 5.00%, 10/01/14 (l)    100                            101
     US Bank NA, 6.375%, 08/01/11                             100                            111
     Wachovia Corp.
     7.50%, 07/15/06                                          500                            532
     6.25%, 08/04/08                                          150                            162
     Wells Fargo & Co., 5.00%, 11/15/14                       200                            202
                                                                                             4,484
Beverages - 0.2%
     Coca-Cola Enterprises Inc., 7.125%, 08/01/17 (f)         100                            118
     Pepsi Bottling Group Inc., 7.00%, 03/01/29 (l)           75                             90
                                                                                             208
Chemicals - 0.3%
     Dow Chemical Co.
     6.125%, 02/01/11 (f)                                     50                             55
     6.00%, 10/01/12 (f)                                      50                             55
     E.I. du Pont de Nemours & Co., 4.75%, 11/15/12 (f)       100                            102
     Praxair Inc., 3.95%, 06/01/13                            100                            95
     Rohm & Haas Co., 7.85%, 07/15/29                         50                             65
                                                                                             372
Commercial Services - 0.3%
     Cendant Corp., 6.25%, 01/15/08 (f)                       200                            213
     Hertz Corp., 7.625%, 06/01/12                            100                            110
                                                                                             323
Computers - 0.3%
     International Business Machines Corp.,
     5.375%, 02/01/09 (l)                                     300                            317

Diversified Financial Services - 6.1%
     American General Finance Corp., 4.625%, 09/01/10 (f)     150                            150
     Associates Corp., 6.25%, 11/01/08 (f)                    300                            325
     Boeing Capital Corp., 5.80%, 01/15/13 (f)                125                            135
     Capital One Bank, 4.875%, 05/15/08 (f)                   150                            154
     CIT Group Inc., 7.375%, 04/02/07 (f)                     250                            270
     Citigroup Inc.
     3.50%, 02/01/08 (f)                                      500                            498
     6.00%, 02/21/12 (l)                                      100                            109
     Countrywide Home Loans Inc.
     5.50%, 08/01/06 (f)                                      75                             77
     4.25%, 12/19/07 (f)                                      250                            253
     Ford Motor Credit Co.6.125%, 01/09/06                    250                            256
     7.75%, 02/15/07                                          100                            106
     7.20%, 06/15/07                                          100                            107
     5.80%, 01/12/09 (f)                                      100                            102
     7.375%, 10/28/09                                         250                            270
     7.25%, 10/25/11                                          75                             80
     General Electric Cap Corp., 5.45%, 01/15/13              250                            264
     General Motors Acceptance Corp.
     4.50%, 07/15/06                                          200                            200
     6.75%, 01/15/06                                          250                            256
     6.125%, 09/15/06                                         100                            103
     6.125%, 02/01/07                                         150                            154
     6.125%, 08/28/07                                         200                            206
     5.85%, 01/14/09                                          150                            152
     7.25%, 03/02/11                                          175                            183
     6.875%, 09/15/11                                         150                            154
     Goldman Sachs Group Inc.
     6.65%, 05/15/09 (f)                                      250                            276
     7.35%, 10/01/09 (f)                                      350                            398
     5.25%, 04/01/13 (l)                                      100                            103
     International Lease Finance Corp., 5.75%, 10/15/06       250                            260
     JPMorgan Chase & Co.
     6.625%, 03/15/12 (l)                                     100                            112
     5.75%, 01/02/13                                          100                            106
     Merrill Lynch & Co. Inc., 7.375%, 05/15/06               100                            106
     Morgan Stanley Dean Witter & Co., 7.25%, 04/01/32        100                            120
     National Rural Utilities, 5.75%, 08/28/09                200                            214
     Pitney Bowes Credit Corp., 5.75%, 08/15/08               300                            319
     SLM Corp., 5.05%, 11/14/14                               250                            251
     Textron Financial Corp., 6.00%, 11/20/09                 250                            272
                                                                                             7,101
Electric - 1.1%
     Alabama Power Co., 5.875%, 12/01/22 (f)                  100                            106
     Duke Energy Corp., 5.625%, 11/30/12 (f)                  150                            158
     FPL Group Capital Inc., 7.625%, 09/15/06                 100                            107
     Hydro Quebec, 7.50%, 04/01/16                            100                            123
     Midamerican Energy Co., 6.75%, 12/30/31                  50                             58
     Nisource Finance Corp., 5.40%, 07/15/14                  75                             77
     Northern States Power Co., 8.00%, 08/28/12               100                            122
     Oncor Electric Delivery Co., 6.375%, 01/15/15 (f)        150                            165
     Pacific Gas & Electric Co., 6.05%, 03/01/34              100                            104
     PPL Electric Utilities Corp., 6.25%, 08/15/09            100                            109
     SCANA Corp., 6.875%, 05/15/11                            75                             84
     Southern California Edison Co., 6.00%, 01/15/34          75                             80
                                                                                             1,293
Electrical Components & Equipment - 0.1%
     Emerson Electric Co., 5.00%, 12/15/14 (l)                100                            102

Food - 0.9%
     ConAgra Foods Inc., 7.875%, 09/15/10 (f)                 200                            235
     Grand Metropolitan Investment Corp., 8.00%, 09/15/22 (f) 100                            129
     Kellogg Co., 2.875%, 06/01/08                            250                            243
     Kraft Foods Inc., 4.625%, 11/01/06 (f)                   50                             51
     Nabisco Inc., 7.05%, 07/15/07 (f)                        200                            216
     Sara Lee Corp., 6.25%, 09/15/11                          75                             83
     Unilever Capital Corp., 7.125%, 11/01/10                 100                            115
                                                                                             1,072
Forest Products & Paper - 0.1%
     Weyerhaeuser Co., 7.375%, 03/15/32                       100                            119

Gas - 0.3%
     KeySpan Corp., 6.15%, 06/01/06                           100                            104
     Sempra Energy, 4.75%, 05/15/09 (l)                       200                            204
                                                                                             308
Healthcare - 0.1%
     Baxter International Inc., 4.625%, 03/15/15 (f)          75                             72

Insurance - 0.8%
     Aegon NV, 4.75%, 06/01/13 (f)                            150                            149
     Allstate Corp.
     6.125%, 02/15/12 (f)                                     75                             82
     5.35%, 06/01/33 (f)                                      75                             71
     American International Group Inc., 4.25%, 05/15/13 (l)   100                            97
     Chubb Corp., 5.20%, 04/01/13 (f)                         100                            102
     Hartford Life Inc., 7.65%, 06/15/27                      75                             90
     Marsh & McLennan Cos. Inc., 3.625%, 02/15/08             100                            97
     Metlife Inc., 5.00%, 11/24/13 (f)                        100                            100
     Travelers Property Casualty Corp., 6.75%, 11/15/06       100                            106
                                                                                             894
Investment Companies - 0.3%
     Credit Suisse First Boston USA Inc.
     5.875%, 08/01/06 (f)                                     100                            104
     6.125%, 11/15/11 (f)                                     100                            109
     7.125%, 07/15/32 (f)                                     100                            119
                                                                                             332
Manufacturing - 0.2%
     Honeywell International Inc., 6.125%, 11/01/11           100                            110
     Tyco International Group SA, 6.125%, 01/15/09 (l)        150                            162
                                                                                             272
Media - 0.8%
     AOL Time Warner Inc., 7.625%, 04/15/31                   150                            181
     AT&T Broadband Corp., 8.375%, TBA (c) (f)                250                            308
     Liberty Media Corp., 8.50%, 07/15/29 (l)                 50                             58
     News America Inc., 6.20%, 12/15/34 (e)                   50                             51
     Time Warner Inc., 6.625%, 05/15/29                       100                            108
     Viacom Inc., 7.875%, 07/30/30                            125                            161
     Walt Disney Co, 7.00%, 03/01/32                          50                             58
                                                                                             925
Mining - 0.2%
     Alcan Inc., 4.875%, 09/15/12 (f)                         50                             51
     Alcoa Inc., 5.375%, 01/15/13 (f)                         50                             53
     BHP Billiton Finance USA Ltd., 4.80%, 04/15/13 (l)       100                            101
                                                                                             205
Oil & Gas Producers - 1.1%
     Alberta Energy Co. Ltd., 7.375%, 11/01/31(f)             100                            120
     Anadarko Petroleum Corp., 3.25%, 05/01/08 (f)            250                            246
     Burlington Resources Finance Co., 7.20%, 08/15/31 (f)    100                            119
     Conoco Funding Co., 7.25%, 10/15/31 (f)                  75                             91
     ConocoPhillips, 6.65%, 07/15/18 (f)                      75                             86
     Devon Financing Corp., 7.875%, 09/30/31 (f)              100                            126
     Marathon Oil Corp., 6.125%, 03/15/12                     200                            218
     Pemex Project Funding Master Trust, 8.625%, 02/01/22     75                             87
     Suncor Energy Inc., 5.95%, 12/01/34                      100                            105
     XTO Energy Inc., 4.90%, 02/01/14 (l)                     75                             76
                                                                                             1,274
Pharmaceuticals - 0.2%
     Pharmacia Corp., 6.60%, 12/01/28                         100                            115
     Schering-Plough Corp., 6.75%, 12/01/33                   50                             56
     Wyeth, 5.50%, 03/15/13                                   100                            104
                                                                                             275
Pipelines - 0.1%
     Consolidated Natural Gas Co., 6.80%, 12/15/27 (f)        50                             56
     Kinder Morgan Energy Partners LP, 5.00%, 12/15/13 (l)    75                             75
                                                                                             131
Real Estate - 0.3%
     Boston Properties Inc., 6.25%, 01/15/13 (f)              150                            163
     Simon Property Group LP, 7.125%, 02/09/09 (l)            200                            221
                                                                                             384
Retail - 0.3%
     Federated Department Stores, 6.90%, 04/01/29 (l)         100                            112
     Target Corp., 7.00%, 07/15/31                            100                            122
     Wal-Mart Stores Inc.
     4.55%, 05/01/13 (l)                                      100                            101
     7.55%, 02/15/30                                          50                             65
                                                                                             400
Telecommunications - 1.7%
     Alltel Corp., 7.875%, 07/01/32 (f)                       50                             63
     British Telecommunications Plc, 8.375%, 12/15/10 (f) (g) 250                            300
     Deutsche Telekom International Finance BV,
     8.50%, 06/15/10 (f)                                      400                            477
     GTE Corp., 6.94%, 04/15/28                               50                             56
     SBC Communications Inc., 5.875%, 02/01/12                100                            108
     Southwestern Bell Telephone Co., 7.00%, 07/01/15         100                            115
     Sprint Capital Corp.
     6.00%, 01/15/07                                          150                            157
     6.875%, 11/15/28                                         75                             82
     Telecom Italia Capital SA, 6.375%, 11/15/33 (l)          50                             51
     Telefonica Europe BV, 8.25%, 09/15/30 (l)                100                            134
     TELUS Corp., 7.50%, 06/01/07                             125                            136
     Verizon Global Funding Corp.
     7.25%, 12/01/10                                          250                            286
     7.75%, 12/01/30                                          50                             62
                                                                                             2,027
Transportation - 0.4%
     Burlington Northern Santa Fe Corp., 5.90%, 07/01/12 (f)  150                            162
     Norfolk Southern Corp., 7.25%, 02/15/31                  75                             90
     Union Pacific Corp., 6.625%, 02/01/08                    250                            272
                                                                                             524
Wireless Telecommunications - 0.5%
     AT&T Wireless Services Inc.
     7.50%, 05/01/07 (f)                                      250                            272
     8.75%, 03/01/31 (f)                                      108                            146
     Verizon Wireless Capital LLC, 5.375%, 12/15/06           200                            206
                                                                                             624

     Total Corporate Bonds (cost $32,008)                                                    32,359

Government Securities - 71.4%
Sovereign - 2.1%
     Canadian Government Bond, 6.75%, 08/28/06                100                            106
     Chile Government International Bond, 5.50%, 01/15/13     100                            105
     Financement-Quebec, 5.00%, 10/25/12                      100                            103
     Inter-American Development Bank
     5.375%, 01/18/06                                         100                            102
     6.125%, 03/08/06                                         100                            104
     International Bank for Reconstruction & Development,
     4.375%, 09/28/06 (l)                                     300                            306
     Nova Scotia Province, 5.75%, 02/27/12                    100                            109
     Province of British Columbia, 4.625%, 10/03/06 (l)       100                            102
     Province of Quebec
     5.75%, 02/15/09                                          125                            134
     7.50%, 07/15/23                                          100                            127
     Republic of Italy
     2.50%, 03/31/06                                          100                            99
     4.375%, 06/15/13                                         100                            99
     5.375%, 06/15/33                                         100                            100
     Republic of Korea, 8.875%, 04/15/08                      300                            348
     State of Israel, 4.625%, 06/15/13                        75                             72
     United Mexican States
     6.375%, 01/16/13                                         150                            161
     7.50%, 04/08/33                                          250                            271
                                                                                             2,448
U.S. Government Agencies - 47.2%
     Federal Home Loan Bank, 2.95%, 09/14/06 (l)              100                            100
     Federal Home Loan Mortgage Corp.
     4.00%, TBA (c)                                           900                            879
     4.50%, TBA (c)                                           200                            199
     5.00%, TBA (c)                                           4,800                          4,813
     5.50%, TBA (c)                                           3,300                          3,382
     6.00%, TBA (c)                                           2,700                          2,795
     6.50%, TBA (c)                                           1,200                          1,259
     2.00%, 02/27/06                                          100                            99
     2.50%, 03/15/06                                          1,520                          1,510
     2.75%, 08/15/06 (l)                                      610                            606
     3.00%, 09/29/06                                          200                            199
     2.75%, 10/15/06                                          920                            913
     2.375%, 02/15/07 (l)                                     800                            785
     2.875%, 05/15/07 (l)                                     1,200                          1,188
     3.30%, 09/14/07 (l)                                      100                            100
     3.375%, 09/14/07                                         1,075                          1,074
     4.25%, 05/04/09 (l)                                      200                            200
     4.125%, 09/01/09 (l)                                     100                            100
     4.125%, 02/24/11                                         500                            492
     5.50%, 09/15/11 (l)                                      500                            537
     5.75%, 05/15/12 (l)                                      325                            356
     5.125%, 07/15/12                                         98                             103
     4.625%, 05/28/13                                         75                             75
     6.50%, 06/01/14                                          224                            238
     7.00%, 06/01/15                                          17                             18
     7.00%, 08/01/15                                          66                             70
     7.00%, 11/01/15                                          3                              3
     7.00%, 11/01/16                                          158                            168
     6.00%, 12/01/16                                          102                            107
     4.50%, 01/01/18                                          80                             80
     5.50%, 04/01/18                                          57                             59
     4.00%, 05/01/19                                          72                             70
     5.00%, 07/01/19                                          177                            180
     6.50%, 12/01/28                                          147                            154
     6.50%, 05/01/29                                          54                             56
     6.50%, 03/01/31                                          69                             72
     7.00%, 06/01/31                                          38                             40
     7.50%, 11/01/31                                          354                            379
     7.50%, 04/01/32                                          520                            557
     6.25%, 07/15/32                                          200                            229
     5.50%, 04/01/33                                          235                            239
     6.00%, 04/01/33                                          15                             16
     4.50%, 10/01/33                                          10                             10
     Federal National Mortgage Association
     4.50%, TBA (c)                                           3,500                          3,488
     5.00%, TBA (c)                                           5,200                          5,210
     5.50%, TBA (c)                                           4,400                          4,473
     2.25%, 02/28/06                                          150                            149
     3.41%, 08/30/07                                          100                            100
     3.25%, 01/15/08                                          330                            327
     2.50%, 06/15/08                                          355                            342
     3.25%, 08/15/08 (l)                                      1,140                          1,125
     4.25%, 05/15/09                                          200                            203
     6.625%, 09/15/09 (l)                                     900                            1,005
     5.375%, 11/15/11                                         500                            533
     4.625%, 10/15/13 (l)                                     485                            490
     4.125%, 04/15/14 (l)                                     400                            388
     6.50%, 02/01/16                                          110                            117
     6.00%, 06/01/16                                          181                            190
     6.50%, 09/01/16                                          33                             35
     6.50%, 10/01/16                                          61                             65
     6.50%, 12/01/16                                          2                              2
     5.50%, 03/01/17                                          60                             62
     5.00%, 10/01/17                                          84                             85
     4.00%, 10/01/18                                          163                            160
     6.25%, 05/15/29 (l)                                      450                            512
     6.625%, 11/15/30 (l)                                     160                            191
     7.00%, 02/01/31                                          265                            280
     5.50%, 01/01/32                                          418                            425
     6.50%, 07/01/32                                          162                            170
     6.00%, 02/01/33                                          406                            421
     4.50%, 11/01/33                                          666                            645
     5.00%, 06/01/34                                          291                            289
     5.50%, 07/01/34                                          1,740                          1,767
     6.50%, 07/01/34                                          1,573                          1,650
     6.00%, 08/01/34                                          1,585                          1,639
     Government National Mortgage Association
     5.00%, TBA (c)                                           500                            500
     5.50%, TBA (c)                                           1,000                          1,020
     6.00%, TBA (c)                                           1,000                          1,036
     8.00%, 04/15/30                                          65                             71
     8.50%, 06/15/30                                          52                             57
     8.50%, 12/15/30                                          3                              3
     6.50%, 01/15/32                                          249                            263
     6.00%, 10/15/32                                          258                            267
     5.50%, 07/15/33                                          702                            718
                                                                                             54,982
U.S. Treasury Securities - 22.1%
     U.S. Treasury Bond
     2.50%, 05/31/06 (l)                                      1,450                          1,442
     11.25%, 02/15/15 (l)                                     880                            1,383
     7.25%, 05/15/16 (l)                                      270                            338
     8.75%, 05/15/17 (l)                                      715                            1,002
     8.875%, 02/15/19 (l)                                     645                            928
     8.00%, 11/15/21 (l)                                      980                            1,345
     7.125%, 02/15/23 (l)                                     735                            938
     6.875%, 08/15/25 (l)                                     290                            365
     6.75%, 08/15/26 (l)                                      200                            249
     6.50%, 11/15/26 (l)                                      360                            437
     6.375%, 08/15/27 (l)                                     120                            144
     5.25%, 02/15/29 (l)                                      495                            519
     6.25%, 05/15/30 (l)                                      350                            418
     U.S. Treasury Note
     4.625%, 05/15/06   (l)                                   2,270                          2,322
     4.375%, 05/15/07 (l)                                     730                            750
     3.25%, 08/15/07 (l)                                      320                            320
     3.00%, 11/15/07 (l)                                      2,140                          2,127
     3.375%, 11/15/08 (l)                                     810                            808
     3.375%, 12/15/08 (l)                                     1,050                          1,047
     5.50%, 05/15/09                                          310                            335
     3.375%, 10/15/09 (l)                                     1,500                          1,485
     6.50%, 02/15/10 (l)                                      1,645                          1,862
     5.75%, 08/15/10 (l)                                      390                            429
     4.875%, 02/15/12 (l)                                     1,095                          1,158
     4.375%, 08/15/12 (l)                                     555                            569
     3.875%, 02/15/13 (l)                                     875                            864
     3.625%, 05/15/13 (l)                                     600                            582
     4.25%, 08/15/14 (l)                                      650                            652
     4.25%, 11/15/14 (l)                                      890                            892
                                                                                             25,710

     Total Government Securities (cost $82,828)                                              83,140

Municipals - 0.2%
     Illinois St Taxable Pension, 5.10%, 06/01/33             200                            192
     New Jersey State Turnpike Authority, 4.252%, 01/01/16    100                            96

     Total Municipals (cost $278)                                                            288

Short Term Investments - 54.5%
Commercial Paper - 21.7%
     Barclays US Funding, 2.285%, 01/10/05 (f)                3,000                          2,998
     Caterpillar Financial Services, 2.27%, 01/13/05 (f)      3,100                          3,098
     Citigroup Global Markets Holding Inc., 2.28%, 01/10/05(f)4,000                          3,998
     General Electric Capital Corp., 6.54%, 01/10/05 (f)      2,400                          2,396
     International Lease Finance Corp., 2.16%, 01/18/05 (f)   3,500                          3,496
     Paccar Financial Corp., 2.28%, 01/12/05 (f)              3,200                          3,198
     Rabobank USA Corp., 2.245%, 01/13/05 (f)                 3,000                          2,998
     Royal Bank of Scotland, 2.25%, 01/11/05 (f)              3,000                          2,997
                                                                                             25,179
Money Market Funds - 2.0%
     Dreyfus Cash Management Plus, 1.98% (a) (n)              2,377                          2,377

Securities Lending Collateral - 30.8%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   35,856                         35,856

     Total Short Term Investments (cost $63,412)                                             63,412

Total Investments - 153.9% (cost $178,526)                                                   179,199
Other Assets and Liabilities, Net -  (53.9%)                                                 (62,742)
Total Net Assets - 100%                                                                  $   116,457


JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                20.4%
     Consumer, Non-cyclical                                   19.5%
     Technology                                               12.7%
     Industrial                                               11.4%
     Consumer, Cyclical                                       10.5%
     Communications                                           9.2%
     Energy                                                   6.4%
     Money Market Investment                                  4.0%
     Basic Materials                                          3.9%
     Utilities                                                1.7%
     Government                                               0.3%
                                                              100.0%

Common Stocks - 97.1%
Aerospace & Defense - 1.4%
     Lockheed Martin Corp.                                    21                         $   1,152
     Northrop Grumman Corp.                                   20                             1,109
     Raytheon Co.                                             15                             588
                                                                                             2,849
Agriculture - 0.4%
     Archer-Daniels-Midland Co.                               30                             663

Airlines - 0.1%
     Southwest Airlines Co.                                   12                             201

Auto Manufacturers - 0.7%
     Ford Motor Co. (l)                                       62                             911
     General Motors Corp. (l)                                 4                              165
     Navistar International Corp. (b) (l)                     1                              40
     PACCAR Inc.                                              3                              239
                                                                                             1,355
Auto Parts & Equipment - 0.1%
     Cooper Tire & Rubber Co.                                 2                              32
     Dana Corp.                                               6                              106
                                                                                             138
Banks - 6.7%
     Bank of America Corp.                                    77                             3,638
     Fifth Third Bancorp.                                     15                             708
     First Horizon National Corp.                             11                             470
     Huntington Bancshares Inc.                               26                             632
     North Fork Bancorp. Inc.                                 34                             969
     State Street Corp.                                       6                              275
     SunTrust Banks Inc.                                      16                             1,204
     US Bancorp.                                              1                              16
     Wachovia Corp.                                           36                             1,916
     Wells Fargo & Co.                                        38                             2,385
                                                                                             12,213
Beverages - 3.0%
     Anheuser-Busch Cos. Inc.                                 15                             773
     Brown-Forman Corp. - Class B                             4                              202
     Coca-Cola Co.                                            54                             2,263
     Coca-Cola Enterprises Inc.                               2                              47
     PepsiCo Inc.                                             41                             2,129
                                                                                             5,414
Biotechnology - 1.3%
     Amgen Inc. (b)                                           20                             1,281
     Biogen Idec Inc. (b)                                     5                              306
     Chiron Corp. (b)                                         2                              64
     Genzyme Corp. (b)                                        4                              205
     Medimmune Inc. (b)                                       3                              74
     Millipore Corp. (b)                                      8                              419
                                                                                             2,349
Building Materials - 0.0%
     Vulcan Materials Co.                                     1                              49

Chemicals - 2.9%
     Ashland Inc.                                             -                              18
     Dow Chemical Co.                                         31                             1,555
     E.I. du Pont de Nemours & Co.                            33                             1,627
     Eastman Chemical Co. (l)                                 16                             929
     Engelhard Corp.                                          2                              64
     International Flavors & Fragrances Inc.                  2                              73
     PPG Industries Inc.                                      15                             1,009
                                                                                             5,275
Commercial Services - 0.5%
     Apollo Group Inc. (b) (l)                                5                              414
     Cendant Corp.                                            12                             273
     Deluxe Corp.                                             1                              30
     H&R Block Inc.                                           3                              132
     R.R. Donnelley & Sons Co.                                2                              87
                                                                                             936
Computers - 4.4%
     Affiliated Computer Services Inc. - Class A (b) (l)      3                              187
     Apple Computer Inc. (b)                                  19                             1,218
     Dell Inc. (b)                                            42                             1,754
     EMC Corp. (b)                                            96                             1,431
     Hewlett-Packard Co.                                      4                              87
     International Business Machines Corp.                    34                             3,303
                                                                                             7,980
Cosmetics & Personal Care - 2.7%
     Avon Products Inc.                                       15                             570
     Colgate-Palmolive Co.                                    12                             600
     Gillette Co.                                             34                             1,517
     Procter & Gamble Co.                                     41                             2,274
                                                                                             4,962
Diversified Financial Services - 8.0%
     American Express Co.                                     11                             618
     Bear Stearns Cos. Inc.                                   2                              205
     Charles Schwab Corp.                                     85                             1,012
     Citigroup Inc.                                           89                             4,304
     Fannie Mae                                               15                             1,054
     Goldman Sachs Group Inc.                                 15                             1,574
     JPMorgan Chase & Co.                                     33                             1,304
     Lehman Brothers Holdings Inc.                            8                              656
     Merrill Lynch & Co. Inc.                                 15                             867
     Morgan Stanley                                           30                             1,646
     SLM Corp.                                                24                             1,266
                                                                                             14,506
Electric - 1.7%
     Ameren Corp. (l)                                         11                             531
     Centerpoint Energy Inc.                                  2                              17
     Constellation Energy Group Inc.                          6                              271
     Edison International                                     5                              157
     Exelon Corp.                                             14                             629
     PG&E Corp. (b)                                           6                              213
     Southern Co. (l)                                         16                             534
     TXU Corp. (l)                                            11                             711
                                                                                             3,063
Electrical Components & Equipment - 0.4%
     Emerson Electric Co.                                     7                              456
     Molex Inc.                                               8                              233
                                                                                             689
Electronics - 0.9%
     Agilent Technologies Inc. (b)                            38                             925
     Tektronix Inc.                                           22                             653
                                                                                             1,578
Environmental Control - 0.1%
     Waste Management Inc.                                    8                              249

Food - 0.6%
     General Mills Inc.                                       6                              278
     H.J. Heinz Co.                                           11                             409
     Kellogg Co.                                              6                              282
     WM.Wrigley Jr. Co.                                       3                              173
                                                                                             1,142
Forest Products & Paper - 0.4%
     International Paper Co.                                  5                              210
     MeadWestvaco Corp.                                       3                              88
     Plum Creek Timber Co. Inc.                               3                              103
     Temple-Inland Inc.                                       1                              54
     Weyerhaeuser Co.                                         4                              248
                                                                                             703
Healthcare - 4.9%
     Aetna Inc.                                               3                              329
     Bausch & Lomb Inc.                                       14                             928
     Biomet Inc.                                              1                              43
     Boston Scientific Corp. (b)                              16                             560
     Johnson & Johnson                                        52                             3,302
     Manor Care Inc.                                          6                              223
     Medtronic Inc.                                           33                             1,636
     Stryker Corp.                                            -                              14
     Tenet Healthcare Corp. (b)                               3                              32
     UnitedHealth Group Inc.                                  10                             893
     WellPoint Inc. (b)                                       9                              980
     Zimmer Holdings Inc. (b) (l)                             -                              17
                                                                                             8,957
Home Builders - 0.5%
     KB Home                                                  6                              668
     Pulte Homes Inc.                                         4                              268
                                                                                             936
Insurance - 5.2%
     ACE Ltd.                                                 5                              205
     AFLAC Inc.                                               8                              311
     Allstate Corp.                                           19                             989
     AMBAC Financial Group Inc.                               2                              140
     American International Group Inc.                        41                             2,717
     AON Corp.                                                5                              126
     Chubb Corp.                                              3                              223
     Cigna Corp.                                              2                              163
     Cincinnati Financial Corp.                               21                             936
     Hartford Financial Services Group Inc.                   5                              347
     Jefferson-Pilot Corp.                                    2                              109
     Lincoln National Corp.                                   3                              126
     Loews Corp.                                              3                              197
     Marsh & McLennan Cos. Inc.                               9                              291
     MetLife Inc.                                             13                             514
     MGIC Investment Corp.                                    2                              103
     Progressive Corp.                                        3                              255
     Prudential Financial Inc.                                9                              482
     Safeco Corp.                                             11                             564
     St. Paul Cos. Inc.                                       12                             456
     UnumProvident Corp. (l)                                  5                              90
     XL Capital Ltd.                                          2                              163
                                                                                             9,507
Internet - 0.7%
     eBay Inc. (b)                                            3                              403
     Yahoo! Inc. (b)                                          25                             931
                                                                                             1,334
Iron & Steel - 0.1%
     Nucor Corp.                                              2                              115
     United States Steel Corp.                                2                              87
                                                                                             202
Leisure Time - 0.7%
     Brunswick Corp.                                          15                             738
     Sabre Holdings Corp.                                     21                             454
                                                                                             1,192
Lodging - 1.2%
     Marriott International Inc. - Class A                    18                             1,122
     Starwood Hotels & Resorts Worldwide Inc.                 19                             1,127
                                                                                             2,249
Machinery - 1.7%
     Caterpillar Inc.                                         8                              787
     Deere & Co.                                              16                             1,187
     Rockwell Automation Inc.                                 21                             1,060
                                                                                             3,034
Manufacturing - 5.4%
     3M Co.                                                   19                             1,583
     Danaher Corp. (l)                                        3                              170
     Dover Corp.                                              10                             428
     Eaton Corp.                                              10                             724
     General Electric Capital Corp.                           141                            5,162
     Ingersoll-Rand Co. - Class A                             7                              541
     Parker Hannifin Corp.                                    14                             1,022
     Tyco International Ltd.                                  6                              216
                                                                                             9,846
Media - 3.8%
     Clear Channel Communications Inc.                        17                             574
     Comcast Corp. - Class A (b)                              30                             987
     Meredith Corp. (l)                                       17                             900
     News Corp Inc.                                           17                             325
     Time Warner Inc. (b)                                     72                             1,394
     Univision Communications Inc. (b)                        18                             532
     Viacom Inc. - Class B                                    29                             1,065
     Walt Disney Co.                                          38                             1,048
                                                                                             6,825
Metal Fabrication & Hardware - 0.0%
     Worthington Industries                                   2                              33

Mining - 0.5%
     Alcoa Inc.                                               13                             422
     Freeport-McMoRan Copper & Gold Inc.                      3                              107
     Newmont Mining Corp. (l)                                 7                              308
     Phelps Dodge Corp.                                       1                              89
                                                                                             926
Office & Business Equipment - 0.1%
     Pitney Bowes Inc.                                        3                              143

Oil & Gas Producers - 6.0%
     Apache Corp.                                             8                              406
     Burlington Resources Inc.                                10                             435
     ChevronTexaco Corp.                                      46                             2,435
     ConocoPhillips                                           7                              625
     EOG Resources Inc.                                       4                              285
     Exxon Mobil Corp.                                        107                            5,491
     Kerr-McGee Corp.                                         5                              315
     Nabors Industries Ltd. (b)                               18                             933
     Unocal Corp.                                             -                              14
                                                                                             10,939
Oil & Gas Services - 0.3%
     BJ Services Co.                                          8                              377
     Halliburton Co.                                          5                              199
                                                                                             576
Packaging & Containers - 0.0%
     Ball Corp.                                               2                              70

Pharmaceuticals - 5.1%
     Abbott Laboratories                                      25                             1,167
     Cardinal Health Inc.                                     11                             628
     Eli Lilly & Co.                                          20                             1,130
     Forest Laboratories Inc. (b)                             4                              166
     Gilead Sciences Inc. (b)                                 7                              234
     Merck & Co. Inc.                                         35                             1,115
     Pfizer Inc.                                              140                            3,759
     Watson Pharmaceuticals Inc. (b)                          3                              92
     Wyeth                                                    21                             887
                                                                                             9,178
Pipelines - 0.1%
     El Paso Corp.                                            10                             106
     Williams Cos. Inc.                                       9                              142
                                                                                             248
Real Estate - 0.4%
     Apartment Investment & Management Co.                    2                              58
     Archstone-Smith Trust                                    3                              107
     Equity Office Properties Trust                           6                              176
     Equity Residential                                       3                              119
     ProLogis                                                 2                              87
     Simon Property Group Inc.                                3                              213
                                                                                             760
Retail - 7.3%
     Autozone Inc. (b)                                        3                              265
     Bed Bath & Beyond Inc. (b)                               3                              110
     Best Buy Co. Inc.                                        13                             790
     Circuit City Stores Inc.                                 16                             256
     Costco Wholesale Corp. (l)                               23                             1,126
     CVS Corp.                                                5                              246
     Gap Inc. (l)                                             45                             951
     Home Depot Inc.                                          41                             1,768
     Lowe's Cos. Inc.                                         13                             737
     McDonald's Corp.                                         19                             606
     Nordstrom Inc.                                           21                             995
     RadioShack Corp.                                         2                              49
     Staples Inc.                                             34                             1,137
     Walgreen Co.                                             15                             589
     Wal-Mart Stores Inc.                                     67                             3,554
                                                                                             13,179
Savings & Loans - 0.4%
     Golden West Financial Corp.                              11                             688

Semiconductors - 3.4%
     Applied Materials Inc. (b)                               64                             1,093
     Freescale Semiconductor Inc. (b)                         6                              114
     Intel Corp.                                              81                             1,895
     KLA-Tencor Corp. (b) (l)                                 2                              84
     Linear Technology Corp.                                  25                             981
     Maxim Integrated Products Inc.                           5                              212
     National Semiconductor Corp.                             2                              32
     PMC - Sierra Inc. (b) (l)                                9                              106
     Texas Instruments Inc.                                   64                             1,582
                                                                                             6,099
Software - 5.1%
     Computer Associates International Inc. (l)               10                             317
     First Data Corp.                                         7                              295
     Fiserv Inc. (b)                                          25                             1,013
     Microsoft Corp.                                          170                            4,530
     Oracle Corp. (b)                                         139                            1,904
     Siebel Systems Inc. (b)                                  7                              78
     Veritas Software Corp. (b)                               38                             1,087
                                                                                             9,224
Telecommunications - 2.0%
     AT&T Corp.                                               12                             232
     Citizens Communications Co.                              4                              51
     Qwest Communications International Inc. (b)              27                             120
     SBC Communications Inc.                                  39                             1,009
     Sprint Corp. - FON Group                                 22                             552
     Verizon Communications Inc.                              39                             1,588
                                                                                             3,552
Telecommunications Equipment - 2.0%
     Avaya Inc. (b)                                           6                              110
     CIENA Corp. (b)                                          8                              28
     Cisco Systems Inc. (b)                                   57                             1,109
     Comverse Technology Inc. (b)                             19                             462
     Corning Inc. (b)                                         69                             814
     Lucent Technologies Inc. (b)                             52                             194
     Tellabs Inc. (b)                                         104                            892
                                                                                             3,609
Textiles - 0.1%
     Cintas Corp.                                             2                              105

Tobacco - 1.2%
     Altria Group Inc.                                        31                             1,916
     Reynolds American Inc.                                   2                              193
     UST Inc. (l)                                             2                              106
                                                                                             2,215
Transportation - 1.5%
     Burlington Northern Santa Fe Corp.                       6                              265
     CSX Corp.                                                1                              52
     FedEx Corp.                                              4                              439
     Norfolk Southern Corp.                                   6                              214
     Ryder System Inc.                                        -                              14
     Union Pacific Corp.                                      3                              200
     United Parcel Service Inc.                               17                             1,485
                                                                                             2,669
Wireless Telecommunications - 0.9%
     Nextel Communications Inc. (b)                           46                             1,385
     Qualcomm Inc.                                            5                              224
                                                                                             1,609

     Total Common Stocks (cost $162,074)                                                     176,218

Warrants - 0.0%
Telecommunications Equipment - 0.0%
     Lucent Technologies Inc., Strike Price $2.75,
        Expiring 12/10/07                                     1                              1
     Total Warrants (cost $0)                                                                1

Short Term Investments - 8.2%
Money Market Funds - 4.0%
     Dreyfus Cash Management Plus, 1.98% (a) (n)              7,339                          7,339

Securities Lending Collateral - 3.8%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   6,898                          6,898

U.S. Treasury Bills - 0.3%
     U.S. Treasury Bill, 2.21%, 03/17/05 (m)                  $580                           577
     Total Short Term Investments (cost $14,814)                                             14,814

Total Investments - 109.7% (cost $176,888)                                                   191,033
Other Assets and Liabilities, Net -  (9.7%)                                                  (9,585)
Total Net Assets - 100%                                                                  $   181,448

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                26.6%
     Consumer, Non-cyclical                                   16.2%
     Communications                                           11.5%
     Consumer, Cyclical                                       10.4%
     Industrial                                               10.1%
     Energy                                                   7.8%
     Basic Materials                                          5.7%
     Utilities                                                5.1%
     Money Market Investment                                  3.2%
     Technology                                               2.5%
     Diversified                                              0.7%
     Government                                               0.2%
                                                              100.0%

Common Stocks - 96.2%
Advertising - 0.3%
     Aegis Group Plc                                          38                         $   79
     Asatsu-DK Inc.                                           1                              23
     Dentsu Inc.                                              -                              127
     Publicis Groupe                                          4                              134
     Telefonica Publicidad e Informacion SA                   5                              49
     WPP Group Plc                                            36                             392
                                                                                             804
Aerospace & Defense - 0.5%
     BAE Systems Plc                                          98                             435
     Cobham Plc                                               3                              80
     European Aeronautic Defense and Space Co.                8                              225
     Finmeccanica SpA                                         192                            174
     Meggitt Plc                                              14                             70
     Rolls-Royce Group Plc (b)                                49                             233
     Sagem SA                                                 3                              66
     Thales SA                                                2                              118
     Zodiac SA                                                1                              58
                                                                                             1,459
Airlines - 0.2%
     Air France                                               4                              77
     All Nippon Airways Co. Ltd.                              17                             59
     British Airways Plc (b)                                  17                             77
     Cathay Pacific Airways Ltd.                              31                             59
     Deutsche Lufthansa AG (b)                                7                              106
     Iberia Lineas Aereas de Espana SA                        16                             54
     Japan Airlines System Corp. (b)                          23                             67
     Qantas Airways Ltd.                                      29                             84
     Ryanair Holdings Plc (b)                                 1                              7
     SAS AB (b)                                               2                              21
     Singapore Airlines Ltd.                                  18                             126
                                                                                             737
Alternative Energy - 0.0%
     Gamesa Corp. Tecnologica SA                              3                              46

Apparel - 0.2%
     Adidas-Salomon AG                                        1                              241
     Benetton Group SpA                                       2                              24
     Gunze Ltd.                                               5                              23
     Hermes International                                     -                              54
     Onward Kashiyama Co. Ltd.                                5                              73
     Puma AG Rudolf Dassler Sport                             1                              145
     Tokyo Style Co. Ltd.                                     2                              23
     Wacoal Corp.                                             3                              36
     World Co. Ltd.                                           1                              42
     Yue Yuen Industrial Holdings                             14                             37
                                                                                             698
Auto Manufacturers - 3.0%
     DaimlerChrysler AG                                       28                             1,320
     Fiat SpA (b)                                             17                             138
     Hino Motors Ltd.                                         7                              52
     Honda Motor Co. Ltd.                                     24                             1,259
     Nissan Motor Co. Ltd.                                    80                             864
     Peugeot SA                                               6                              350
     Renault SA                                               6                              500
     Scania AB - Class B                                      3                              125
     Toyota Motor Corp.                                       92                             3,760
     Volkswagen AG                                            7                              326
     Volvo AB                                                 3                              113
     Volvo AB                                                 7                              285
                                                                                             9,092
Auto Parts & Equipment - 0.7%
     Aisin Seiki Co. Ltd.                                     5                              127
     Bridgestone Corp.                                        21                             418
     Compagnie Generale des Etablissements Michelin - Class B 5                              291
     Continental AG                                           4                              249
     Denso Corp.                                              17                             458
     GKN Plc                                                  24                             107
     Koyo Seiko Co. Ltd.                                      3                              42
     NGK Spark Plug Co. Ltd.                                  5                              52
     Nok Corp.                                                3                              97
     Nokian Renkaat Oyj                                       -                              43
     Pirelli & Co. SpA                                        56                             76
     Sanden Corp.                                             3                              19
     Toyoda Gosei Co. Ltd.                                    2                              35
     Valeo SA                                                 2                              99
                                                                                             2,113
Banks - 17.9%
     77 Bank Ltd.                                             10                             70
     ABN Amro Holding NV                                      50                             1,324
     Allied Irish Banks Plc                                   28                             575
     Alpha Bank A.E.                                          6                              224
     Australia & New Zealand Banking Group Ltd.               58                             939
     Banca Antonveneta SpA (b)                                7                              196
     Banca Intesa SpA                                         29                             124
     Banca Intesa SpA                                         104                            502
     Banca Monte dei Paschi di Siena SpA                      35                             124
     Banca Nazionale del Lavoro SpA (b)                       53                             158
     Banca Popolare di Milano SCRL                            12                             110
     Banche Popolari Unite Scrl                               11                             221
     Banco Bilbao Vizcaya Argentaria SA                       103                            1,828
     Banco BPI SA                                             10                             41
     Banco Comercial Portugues SA                             55                             142
     Banco Espirito Santo SA                                  3                              59
     Banco Popolare di Verona                                 12                             245
     Banco Popular Espanol                                    5                              340
     Banco Santander Central Hispano SA                       190                            2,357
     Bank Austria Creditanstalt AG                            1                              102
     Bank of East Asia                                        44                             137
     Bank of Fukuoka Ltd.                                     17                             112
     Bank of Ireland                                          31                             516
     Bank of Yokohama Ltd.                                    39                             246
     Barclays Plc                                             206                            2,322
     Bayerische Hypo-und Vereinsbank AG (b)                   20                             447
     BNP Paribas SA                                           25                             1,842
     BOC Hong Kong Holdings Ltd.                              118                            224
     Capitalia SpA                                            46                             209
     Chiba Bank Ltd.                                          23                             154
     Commercial Bank of Greece                                2                              52
     Commerzbank AG (b)                                       14                             289
     Commonwealth Bank of Australia                           40                             1,005
     Credit Agricole SA                                       21                             639
     Credit Suisse Group (b)                                  36                             1,527
     Danske Bank A/S                                          15                             445
     DBS Group Holdings Ltd.                                  36                             355
     Depfa Bank Plc                                           12                             195
     Deutsche Bank AG                                         16                             1,450
     Dexia                                                    20                             464
     DnB Holding ASA                                          21                             205
     EFG Eurobank Ergasias SA                                 6                              205
     Erste Bank der Oesterreichischen Sparkassen AG           4                              204
     FinecoGroup SpA (b)                                      5                              36
     Fortis                                                   37                             1,033
     Gunma Bank Ltd.                                          12                             70
     Hang Seng Bank Ltd.                                      25                             342
     HBOS Plc                                                 124                            2,026
     Hokugin Financial Group Inc.                             37                             101
     HSBC Holdings Plc                                        354                            5,980
     Hypo Real Estate Holding Inc. (b)                        4                              173
     Joyo Bank Ltd.                                           21                             102
     KBC Bancassurance Holding                                3                              268
     Lloyds TSB Group Plc                                     179                            1,625
     Mitsubishi Tokyo Financial Group Inc.                    -                              1,482
     Mitsui Trust Holdings Inc.                               17                             170
     Mizuho Financial Group Inc.                              -                              1,254
     National Australia Bank Ltd.                             49                             1,105
     National Bank of Greece SA                               8                              279
     Nordea AB                                                70                             711
     Oversea-Chinese Banking Corp. Ltd.                       34                             281
     Piraeus Bank SA                                          6                              97
     Resona Holdings Inc. (b)                                 143                            290
     Royal Bank of Scotland Group Plc                         100                            3,376
     Sanpaolo IMI SpA                                         33                             475
     Shinsei Bank Ltd.                                        18                             123
     Shizuoka Bank Ltd.                                       18                             171
     Skandinaviska Enskilda Banken AB                         15                             288
     Societe Generale                                         11                             1,078
     Sumitomo Mitsui Financial Group Inc.                     -                              945
     Sumitomo Trust & Banking Co. Ltd.                        38                             275
     Suncorp-Metway Ltd.                                      17                             229
     Suruga Bank Ltd.                                         7                              56
     Svenska Handelsbanken AB  - Class B                      17                             453
     UBS AG                                                   34                             2,871
     UFJ Holdings Inc. (b)                                    -                              739
     UniCredito Italiano SpA                                  141                            810
     United Overseas Bank Ltd.                                38                             321
     Westpac Banking Corp.                                    57                             869
                                                                                             53,430
Beverages - 1.3%
     Asahi Breweries Ltd.                                     12                             151
     Carlsberg A/S                                            1                              52
     Coca-Cola Amatil Ltd.                                    15                             94
     Coca-Cola Hellenic Bottling Co. SA                       3                              67
     Coca-Cola West Japan Co. Ltd.                            1                              36
     Diageo Plc                                               98                             1,394
     Foster's Group Ltd.                                      64                             288
     Fraser & Neave Ltd.                                      6                              57
     Heineken NV                                              8                              258
     Interbrew                                                6                              219
     ITO EN Ltd.                                              1                              42
     Kirin Brewery Co. Ltd.                                   22                             217
     Lion Nathan Ltd.                                         10                             69
     Pernod-Ricard                                            2                              257
     SABMiller Plc                                            25                             419
     Sapporo Holdings Ltd.                                    10                             47
     Scottish & Newcastle Plc                                 26                             220
     Southcorp Ltd. (b)                                       21                             69
     Takara Holdings Inc.                                     5                              32
                                                                                             3,988
Biotechnology - 0.1%
     Novozymes A/S                                            2                              93
     Qiagen NV (b)                                            4                              48
     Zeltia SA                                                5                              34
                                                                                             175
Building Materials - 1.5%
     Asahi Glass Co. Ltd.                                     24                             265
     Boral Ltd.                                               20                             105
     BPB Plc                                                  16                             149
     Central Glass Co. Ltd.                                   7                              50
     Cie de Saint-Gobain                                      10                             601
     Cimpor Cimentos de Portugal SA                           5                              31
     CRH Plc                                                  17                             456
     CSR Ltd.                                                 27                             57
     Daikin Industries Ltd.                                   6                              185
     Fletcher Building Ltd.                                   15                             70
     FLS Industries A/S (b)                                   1                              15
     Geberit AG                                               -                              82
     Hanson Plc                                               23                             202
     HeidelbergCement AG                                      2                              111
     Holcim Ltd.                                              5                              316
     Imerys SA                                                1                              82
     Italcementi SpA                                          3                              42
     James Hardie Industries NV                               13                             71
     Kingspan Group Plc                                       4                              39
     Lafarge SA                                               5                              523
     Matsushita Electric Works Ltd.                           9                              78
     Nippon Sheet Glass Co. Ltd.                              10                             41
     Pilkington Plc                                           33                             70
     Rinker Group Ltd.                                        30                             253
     Rinnai Corp.                                             1                              32
     RMC Group Plc                                            9                              141
     Sanwa Shutter Corp.                                      5                              28
     Sumitomo Osaka Cement Co. Ltd.                           10                             24
     Taiheiyo Cement Corp.                                    28                             70
     Tenon Ltd. (b)                                           4                              6
     Tenon Ltd. (b)                                           3                              4
     Titan Cement Co. SA                                      2                              56
     Tostem Inax Holding Corp.                                8                              145
     Wienerberger AG                                          2                              93
                                                                                             4,493
Chemicals - 2.4%
     Air Liquide SA                                           3                              646
     Akzo Nobel NV                                            9                              374
     Asahi Kasei Corp.                                        40                             200
     BASF AG                                                  17                             1,202
     Bayer AG                                                 21                             712
     BOC Group Plc                                            16                             301
     Ciba Specialty Chemicals AG (b)                          2                              168
     Clariant AG                                              8                              122
     Daicel Chemical Industries Ltd.                          9                              51
     Dainippon Ink and Chemicals Inc.                         21                             48
     Denki Kagaku Kogyo KK                                    14                             47
     DSM NV                                                   2                              155
     Givaudan                                                 -                              146
     Hitachi Chemical Co. Ltd.                                3                              59
     Imperial Chemical Industries Plc                         38                             174
     Ishihara Sangyo Kaisha Ltd.                              10                             23
     Johnson Matthey Plc                                      7                              137
     JSR Corp.                                                6                              123
     Kaneka Corp.                                             9                              102
     Kansai Paint Co. Ltd.                                    6                              36
     Kingboard Chemicals Holdings                             14                             30
     Lonza Group AG                                           1                              73
     Mitsubishi Chemical Corp.                                52                             158
     Mitsubishi Gas Chemical Co. Inc.                         11                             52
     Mitsui Chemicals Inc.                                    18                             98
     Nippon Kayaku Co. Ltd.                                   4                              22
     Nippon Sanso Corp.                                       8                              47
     Nippon Shokubai Co. Ltd.                                 4                              35
     Nissan Chemical Industries Ltd.                          5                              39
     Nitto Denko Corp.                                        5                              285
     Shin-Etsu Chemical Co. Ltd.                              12                             475
     Showa Denko KK                                           29                             75
     Solvay SA                                                2                              225
     Sumitomo Bakelite Co. Ltd.                               5                              32
     Sumitomo Chemical Co. Ltd.                               43                             211
     Syngenta AG (b)                                          3                              365
     Tosoh Corp.                                              16                             72
     Ube Industries Ltd. (b)                                  29                             49
     Yara International ASA (b)                               7                              92
     Zeon Corp.                                               5                              42
                                                                                             7,303
Commercial Services - 1.2%
     Abertis Infraestructuras SA                              8                              183
     Adecco SA                                                4                              212
     Aggreko Plc                                              8                              26
     Autoroutes du Sud de la France                           2                              116
     Autostrade SpA                                           8                              215
     Benesse Corp.                                            2                              67
     Brambles Industries Ltd.                                 31                             168
     Brambles Industries Plc                                  24                             118
     Brisa-Auto Estradas de Portugal SA                       11                             101
     Bunzl Plc                                                14                             115
     Capita Group Plc                                         21                             151
     Cintra Concesiones de Infraestructuras
        de Transporte SA (b)                                  6                              69
     Dai Nippon Printing Co. Ltd.                             21                             337
     Davis Service Group Plc                                  7                              55
     De La Rue Plc                                            6                              37
     Goodwill Group Inc.                                      -                              32
     Group 4 Securicor Plc (b)                                36                             96
     Hays Plc                                                 53                             127
     Intertek Group Plc                                       5                              72
     ISS A/S                                                  1                              75
     Kamigumi Co. Ltd.                                        8                              64
     Kidde Plc                                                26                             84
     Nichii Gakkan Co.                                        1                              26
     Randstad Holdings NV                                     1                              55
     Rank Group Plc                                           19                             95
     Rentokil Initial Plc                                     59                             169
     Securitas AB                                             9                              158
     Serco Group Plc                                          14                             63
     SGS Societe Generale Surveillance Holding SA             -                              99
     TIS Inc.                                                 1                              53
     Toppan Printing Co. Ltd.                                 18                             199
     Transurban Group                                         17                             89
     Vedior NV                                                5                              82
                                                                                             3,608
Computers - 0.5%
     Atos Origin SA (b)                                       1                              89
     Cap Gemini SA (b)                                        4                              125
     Computershare Ltd.                                       13                             56
     Creative Technology Ltd.                                 2                              30
     CSK Corp.                                                2                              91
     Fujitsu Ltd.                                             57                             371
     Getronics NV (b)                                         17                             38
     Indra Sistemas SA                                        4                              68
     Itochu Techno-Science Corp.                              1                              36
     LogicaCMG Plc                                            22                             83
     Logitech International SA (b)                            1                              86
     Meitec Corp.                                             1                              45
     NET One Systems Co. Ltd.                                 -                              71
     Obic Co. Ltd.                                            -                              40
     TDK Corp.                                                4                              289
     Tietoenator Oyj                                          3                              92
     WM-Data AB                                               12                             25
                                                                                             1,635
Cosmetics & Personal Care - 0.5%
     Aderans Co. Ltd.                                         1                              25
     Beiersdorf AG                                            1                              63
     Kanebo Ltd. (b)                                          2                              23
     Kao Corp.                                                17                             435
     L'Oreal SA                                               10                             736
     Oriflame Cosmetics SA (b)                                1                              23
     Shiseido Co. Ltd.                                        11                             159
     Uni-Charm Corp.                                          1                              63
                                                                                             1,527
 Distribution & Wholesale - 0.7%
     Cycle & Carriage Ltd.                                    4                              25
     Esprit Holdings Ltd.                                     29                             172
     Hagemeyer NV (b)                                         19                             43
     Inchcape Plc                                             2                              93
     Itochu Corp. (b)                                         42                             194
     Li & Fung Ltd.                                           48                             81
     Marubeni Corp.                                           39                             108
     Mitsubishi Corp.                                         36                             459
     Mitsui & Co. Ltd.                                        40                             359
     Nissho Iwai-Nichimen Holdings Corp. (b)                  7                              29
     Sumitomo Corp.                                           29                             250
     Wolseley Plc                                             19                             351
                                                                                             2,164
Diversified Financial Services - 1.7%
     Acom Co. Ltd.                                            2                              168
     Aeon Credit Service Co. Ltd.                             1                              53
     Aiful Corp.                                              1                              148
     Amvescap Plc                                             24                             145
     Australian Stock Exchange Ltd.                           3                              48
     Banca Fideuram SpA                                       10                             50
     Cattles Plc                                              10                             70
     Close Brothers Group Plc                                 4                              51
     Credit Saison Co. Ltd.                                   4                              160
     D. Carnegie & Co. AB                                     1                              18
     Daiwa Securities Group Inc.                              38                             274
     Deutsche Boerse AG                                       3                              200
     Euronext NV                                              3                              95
     Hitachi Capital Corp.                                    2                              37
     Hong Kong Exchanges and Clearing Ltd.                    32                             86
     ICAP Plc                                                 15                             79
     Irish Life & Permanent Plc                               8                              156
     London Stock Exchange Plc                                9                              96
     Macquarie Bank Ltd.                                      7                              259
     Man Group Plc                                            9                              257
     Mediobanca SpA                                           15                             236
     MLP AG                                                   2                              35
     Nikko Cordial Corp.                                      49                             260
     Nomura Holdings Inc.                                     60                             875
     OM AB (b)                                                3                              33
     ORIX Corp.                                               3                              353
     Perpetual Trustees Australia Ltd.                        1                              54
     Promise Co. Ltd.                                         3                              196
     Provident Financial Plc                                  8                              109
     Sampo Oyj - Class A                                      11                             146
     Schroders Plc                                            4                              62
     Singapore Exchange Ltd.                                  21                             24
     Takefuji Corp.                                           2                              149
     Tower Ltd. (b)                                           8                              13
                                                                                             4,995
Electric - 3.9%
     Chubu Electric Power Co. Inc.                            21                             509
     CLP Holdings Ltd.                                        57                             328
     Contact Energy Ltd.                                      10                             44
     E.ON AG                                                  20                             1,816
     Edison SpA (b)                                           25                             52
     Electrabel SA                                            1                              391
     Electric Power Development Co. Ltd. (b)                  5                              126
     Electricidade de Portugal SA                             71                             216
     Endesa SA                                                31                             717
     Enel SpA                                                 117                            1,150
     Fortum Oyj                                               11                             206
     Hokkaido Electric Power Co. Inc.                         6                              114
     Hong Kong Electric Holdings Ltd.                         45                             203
     Iberdrola SA                                             24                             623
     International Power Plc (b)                              47                             139
     Kansai Electric Power Co. Inc.                           23                             473
     Kyushu Electric Power Co. Inc.                           13                             257
     National Grid Transco Plc                                99                             941
     Public Power Corp.                                       3                              92
     RWE AG                                                   14                             753
     Scottish & Southern Energy Plc                           28                             463
     Scottish Power Plc                                       60                             462
     Terna SpA (b)                                            32                             91
     Tohoku Electric Power Co. Inc.                           14                             244
     Tokyo Electric Power Co. Inc.                            37                             903
     Union Fenosa SA                                          7                              180
     Verbund-Oesterreichische Elektrizitaetswirtschafts AG    -                              43
                                                                                             11,536
Electrical Components & Equipment - 1.0%
     Bekaert SA                                               -                              36
     Casio Computer Co. Ltd.                                  6                              93
     Fujikura Ltd.                                            11                             51
     Furukawa Electric Co. Ltd. (b)                           17                             94
     Hitachi Cable Ltd.                                       6                              28
     Hitachi Ltd.                                             102                            707
     Johnson Electric Holdings Ltd.                           51                             49
     Mitsubishi Electric Corp.                                54                             265
     Sanyo Electric Co. Ltd.                                  49                             169
     Sharp Corp.                                              30                             490
     Stanley Electric Co. Ltd.                                5                              82
     Sumitomo Electric Industries Ltd.                        22                             239
     Toshiba Corp.                                            93                             399
     Ushio Inc.                                               4                              75
     Vestas Wind Systems A/S (b)                              5                              60
                                                                                             2,837
Electronics - 1.4%
     Advantest Corp.                                          2                              189
     Alps Electric Co. Ltd.                                   5                              75
     Anritsu Corp.                                            3                              23
     Barco NV                                                 -                              30
     Dainippon Screen Manufacturing Co. Ltd.                  5                              31
     Electrocomponents Plc                                    13                             73
     Epcos AG (b)                                             1                              18
     Fanuc Ltd.                                               5                              307
     Hirose Electric Co. Ltd.                                 1                              117
     Keyence Corp.                                            1                              229
     Koninklijke Philips Electronics NV                       42                             1,118
     Kyocera Corp.                                            5                              408
     Mabuchi Motor Co. Ltd.                                   1                              65
     Minebea Co. Ltd.                                         9                              39
     Mitsumi Electric Co. Ltd.                                2                              19
     Murata Manufacturing Co. Ltd.                            7                              397
     NEC Corp.                                                53                             329
     NGK Insulators Ltd.                                      8                              77
     Omron Corp.                                              7                              162
     Premier Farnell Plc                                      11                             35
     Secom Co. Ltd.                                           7                              260
     Taiyo Yuden Co. Ltd.                                     3                              35
     Venture Corp. Ltd.                                       7                              68
     Yokogawa Electric Corp.                                  7                              94
                                                                                             4,198
Engineering & Construction - 1.1%
     ABB Ltd. (b)                                             60                             333
     Acciona SA                                               1                              79
     ACS Actividades Cons y Serv                              8                              189
     Amec Plc                                                 10                             55
     Auckland International Airport Ltd.                      7                              42
     BAA Plc                                                  34                             380
     Balfour Beatty Plc                                       14                             86
     Bouygues SA                                              7                              302
     Cheung Kong Infrastructure Holdings Ltd.                 16                             46
     COMSYS Holdings Corp.                                    3                              28
     Flughafen Wien AG                                        -                              31
     Fomento de Construcciones Y Contratas SA                 1                              70
     Grupo Ferrovial SA                                       2                              112
     Hellenic Technodomiki Tev SA                             4                              16
     JGC Corp.                                                6                              55
     Kajima Corp.                                             29                             125
     Kinden Corp.                                             4                              30
     Kobenhavns Lufthavne                                     -                              39
     Leighton Holdings Ltd.                                   4                              39
     Linde AG                                                 3                              165
     New World Development Co. Ltd.                           68                             76
     Nishimatsu Construction Co. Ltd.                         7                              24
     Obayashi Corp.                                           19                             120
     Okumura Corp.                                            5                              32
     SembCorp Industries Ltd.                                 29                             29
     Shimizu Corp.                                            16                             80
     Singapore Technologies Engineering Ltd.                  43                             61
     Skanska AB                                               12                             146
     Taisei Corp.                                             26                             101
     Takuma Co. Ltd.                                          2                              16
     Technical Olympic SA                                     2                              13
     Toda Corp.                                               5                              24
     VA Technologie AG (b)                                    -                              32
     Vinci SA                                                 2                              320
                                                                                             3,296
Entertainment - 0.4%
     Aristocrat Leisure Ltd.                                  10                             81
     EMI Group Plc                                            25                             125
     Greek Organization of Football Prognostics SA            5                              140
     Hilton Group Plc                                         50                             272
     Oriental Land Co. Ltd.                                   2                              111
     TABCORP Holdings Ltd.                                    16                             223
     Toho Co. Ltd.                                            4                              63
     William Hill Plc                                         13                             145
                                                                                             1,160
Environmental Control - 0.0%
     Kurita Water Industries Ltd.                             3                              42
     Tomra Systems ASA                                        6                              34
     Waste Management NZ Ltd.                                 2                              10
                                                                                             86
Food - 4.3%
     Ajinomoto Co. Inc.                                       19                             226
     Ariake Japan Co. Ltd.                                    -                              11
     Axfood AB                                                1                              35
     Cadbury Schweppes Plc                                    66                             616
     Carrefour SA                                             18                             875
     Casino Guichard-Perrachon SA                             1                              86
     Colruyt SA                                               1                              88
     Compass Group Plc                                        70                             329
     Danisco A/S                                              2                              103
     Delhaize Group                                           2                              170
     Fyffes Plc                                               9                              24
     Greencore Group Plc                                      5                              22
     Groupe Danone                                            8                              712
     House Foods Corp.                                        3                              36
     J Sainsbury Plc                                          44                             227
     Jeronimo Martins (b)                                     1                              17
     Katokichi Co. Ltd.                                       1                              24
     Kerry Group Plc                                          4                              97
     Kesko Oyj                                                2                              41
     Kikkoman Corp.                                           5                              48
     Koninklijke Ahold NV (b)                                 50                             387
     Meiji Dairies Corp.                                      8                              47
     Meiji Seika Kaisha Ltd.                                  8                              37
     Metro AG                                                 5                              256
     Nestle SA                                                13                             3,372
     Nichirei Corp.                                           7                              28
     Nippon Meat Packers Inc.                                 5                              68
     Nisshin Seifun Group Inc.                                5                              55
     Nissin Food Products Co. Ltd.                            3                              68
     Orkla ASA                                                6                              195
     Ostasiatiske Kompagni                                    1                              38
     QP Corp.                                                 4                              32
     Royal Numico NV (b)                                      5                              167
     Snow Brand Milk Products Co. Ltd. (b)                    5                              14
     Sodexho Alliance SA                                      3                              89
     Suedzucker AG                                            2                              37
     Tate & Lyle Plc                                          13                             117
     Tesco Plc                                                247                            1,529
     Toyo Suisan Kaisha Ltd.                                  3                              44
     Unilever NV                                              18                             1,229
     Unilever Plc                                             88                             869
     Woolworths Ltd.                                          33                             390
     Yakult Honsha Co. Ltd.                                   4                              71
     Yamazaki Baking Co. Ltd.                                 4                              38
                                                                                             12,962
Forest Products & Paper - 0.5%
     Billerud AB                                              2                              30
     Carter Holt Harvey Ltd.                                  20                             30
     Holmen AB                                                2                              56
     Mayr-Melnhof Karton AG                                   -                              24
     Nippon Unipac Holding                                    -                              135
     Norske Skogindustrier ASA                                4                              78
     OJI Paper Co. Ltd.                                       25                             143
     PaperlinX Ltd.                                           14                             53
     Stora Enso Oyj - Class R                                 20                             311
     Svenska Cellulosa AB                                     6                              269
     UPM-Kymmene Oyj                                          17                             375
                                                                                             1,504
Gas - 0.6%
     Australian Gas Light Co. Ltd.                            15                             161
     Centrica Plc                                             123                            556
     Gas Natural SDG SA                                       5                              150
     Hong Kong & China Gas Co. Ltd.                           116                            240
     Ngc Holdings Ltd.                                        3                              6
     Osaka Gas Co. Ltd.                                       64                             200
     Snam Rete Gas SpA                                        28                             162
     Tokyo Gas Co. Ltd.                                       81                             331
                                                                                             1,806
Hand & Machine Tools - 0.5%
     Fuji Electric Co. Ltd.                                   15                             40
     KCI Konecranes Oyj                                       -                              17
     KONE Corp. Oyj - Class B                                 1                              90
     Makita Corp.                                             4                              70
     Nidec Corp.                                              2                              183
     Sandvik AB                                               7                              295
     Schindler Holding AG                                     -                              69
     Schneider Electric SA                                    7                              492
     SMC Corp.                                                2                              196
     Techtronic Industries Co. Ltd.                           29                             64
     THK Co. Ltd.                                             3                              59
                                                                                             1,575
Healthcare - 0.7%
     Capio AB (b)                                             3                              33
     Cie Generale D'Optique Essilor International SA          3                              252
     Cochlear Ltd.                                            1                              28
     Coloplast A/S                                            1                              49
     Elekta AB - Class B (b)                                  1                              31
     Fisher & Paykel Healthcare Corp.                         17                             40
     Fresenius Medical Care AG                                1                              89
     Gambro AB                                                9                              118
     Getinge AB                                               5                              59
     Hoya Corp.                                               3                              384
     Luxottica Group SpA                                      5                              94
     Nobel Biocare Holding AG                                 1                              129
     Parkway Holdings Ltd.                                    18                             17
     Phonak Holding AG                                        1                              43
     Smith & Nephew Plc                                       30                             311
     Sonic Healthcare Ltd.                                    8                              75
     SSL International Plc                                    6                              36
     Strauman Holding AG                                      -                              47
     Synthes Inc. (b)                                         1                              160
     Terumo Corp.                                             5                              142
     William Demant Holding A/S (b)                           1                              42
                                                                                             2,179
Holding Companies - Diversified - 0.7%
     DCC Plc                                                  3                              60
     Groupe Bruxelles Lambert SA                              2                              177
     Haw Par Corp. Ltd.                                       3                              10
     Hutchison Whampoa Ltd.                                   68                             636
     Keppel Corp. Ltd.                                        18                             95
     LVMH Moet Hennessy Louis Vuitton SA                      8                              600
     Patrick Corp. Ltd.                                       18                             91
     Swire Pacific Ltd.                                       30                             247
     Tomkins Plc                                              25                             124
     Viohalco                                                 4                              35
     Wharf Holdings Ltd.                                      39                             137
                                                                                             2,212
Home Builders - 0.3%
     Barratt Developments Plc                                 8                              88
     Bellway Plc                                              3                              52
     Daiwa House Industry Co. Ltd.                            16                             182
     George Wimpey  Plc                                       13                             101
     Persimmon Plc                                            8                              113
     Sekisui Chemical Co. Ltd.                                14                             102
     Sekisui House Ltd.                                       16                             186
     Taylor Woodrow Plc                                       18                             92
     The Berkeley Group Holdings Plc                          3                              49
                                                                                             965
Home Furnishings - 1.0%
     Bang & Olufsen A/S                                       -                              25
     Electrolux AB - Series B                                 9                              206
     Fisher & Paykel Appliances Holdings Ltd.                 7                              22
     Matsushita Electric Industrial Co. Ltd.                  70                             1,113
     MFI Furniture Group Plc                                  21                             51
     Pioneer Corp.                                            5                              92
     SONY Corp.                                               30                             1,144
     Thomson                                                  7                              197
     Yamaha Corp.                                             5                              81
                                                                                             2,931
Household Products - 0.3%
     Henkel KGaA                                              2                              158
     Pacific Brands Ltd.                                      17                             42
     Reckitt Benckiser Plc                                    19                             572
     Societe BIC SA                                           1                              55
     Toto Ltd.                                                9                              86
     Waterford Wedgwood Plc (b)                               28                             2
                                                                                             915
Insurance - 4.6%
     Aegon NV                                                 44                             600
     Alleanza Assicurazioni SpA                               15                             207
     Allianz AG                                               10                             1,300
     AMP Ltd.                                                 60                             342
     Assicurazioni Generali SpA                               31                             1,040
     Aviva Plc                                                72                             873
     AXA                                                      45                             1,121
     AXA Asia Pacific Holdings Ltd.                           24                             77
     CNP Assurances                                           1                              77
     Corporacion Mapfre SA                                    4                              56
     Friends Provident Plc                                    64                             188
     ING Groep NV                                             59                             1,788
     Insurance Australia Group Ltd.                           50                             251
     Legal & General Group Plc                                210                            444
     Mediolanum SpA                                           8                              59
     Millea Holdings Inc.                                     -                              682
     Mitsui Sumitomo Insurance Co. Ltd.                       41                             356
     Muenchener Rueckversicherungs AG                         6                              717
     Pohjola Group Plc - Class D                              2                              23
     Prudential Plc                                           75                             657
     QBE Insurance Group Ltd.                                 22                             262
     Riunione Adriatica di Sicurta SpA                        9                              215
     Royal & Sun Alliance Insurance Group Plc                 89                             132
     Skandia Forsakrings AB                                   33                             167
     Sompo Japan Insurance Inc.                               24                             245
     Storebrand ASA                                           8                              78
     Swiss Reinsurance                                        10                             738
     T&D Holdings Ltd. (b)                                    6                              280
     Topdanmark A/S (b)                                       1                              47
     Zurich Financial Services AG (b)                         5                              762
                                                                                             13,784
Internet - 0.3%
     Rakuten Inc. (b)                                         -                              138
     Softbank Corp.                                           7                              351
     Trend Micro Inc. (b)                                     3                              162
     Yahoo Japan Corp. (b)                                    -                              288
                                                                                             939
Investment Companies - 0.1%
     Independent Newspapers Ltd.                              3                              14
     Macquarie Infrastructure Group                           62                             164
                                                                                             178
Iron & Steel - 0.8%
     Acerinox SA                                              6                              98
     Arcelor                                                  15                             357
     BHP Steel Ltd.                                           23                             147
     Boehler-Uddeholm AG                                      -                              30
     Corus Group Plc (b)                                      125                            121
     JFE Holdings Inc.                                        17                             487
     Kobe Steel Ltd.                                          74                             113
     Nippon Steel Corp.                                       196                            480
     Nisshin Steel Co. Ltd.                                   22                             51
     OneSteel Ltd.                                            18                             37
     Rautaruukki Oyj                                          3                              31
     Ssab Svenskt Stal AB                                     2                              40
     Ssab Svenskt Stal AB                                     1                              14
     Sumitomo Metal Industries Ltd.                           118                            160
     ThyssenKrupp AG                                          10                             216
     Voestalpine AG                                           1                              68
                                                                                             2,450
Leisure Time - 0.3%
     Amer Group Ltd.                                          2                              34
     Carnival Plc                                             6                              336
     Kuoni Reisen Holding AG                                  -                              39
     Namco Ltd.                                               3                              39
     Sankyo Co. Ltd.                                          2                              81
     Sega Sammy Holdings Inc. (b)                             2                              119
     Shimano Inc.                                             2                              66
     TUI AG                                                   4                              92
     Yamaha Motor Co. Ltd.                                    5                              78
                                                                                             884
Lodging - 0.2%
     Accor SA                                                 6                              261
     Hyatt Regency SA                                         1                              12
     Intercontinental Hotels Group Plc.                       20                             251
     NH Hoteles SA                                            3                              36
     Overseas Union Enterprise Ltd.                           1                              5
     Shangri-La Asia Ltd.                                     30                             43
     Sky City Entertainment Group Ltd.                        12                             47
                                                                                             655
Machinery - 0.5%
     Alstom (b)                                               136                            103
     Amada Co. Ltd.                                           11                             61
     Atlas Copco AB                                           6                              256
     Ebara Corp.                                              7                              32
     Hitachi Construction Machinery Co. Ltd.                  3                              41
     Komatsu Ltd.                                             31                             217
     Komori Corp.                                             2                              29
     Kubota Corp.                                             33                             164
     MAN AG                                                   3                              132
     Metso Oyj                                                3                              55
     Rieter Holding AG                                        -                              38
     Sumitomo Heavy Industries Ltd. (b)                       17                             63
     Toyota Industries Corp.                                  6                              156
                                                                                             1,347
Manufacturing - 1.7%
     AGFA-Gevaert NV                                          3                              108
     Alfa Laval AB                                            3                              41
     Amano Corp.                                              2                              20
     Ansell Ltd.                                              6                              40
     BBA Group Plc                                            15                             83
     Cookson Group Plc (b)                                    59                             40
     FKI Plc                                                  17                             37
     Fuji Photo Film Co. Ltd.                                 15                             540
     Futuris Corp. Ltd.                                       18                             30
     IMI Plc                                                  11                             86
     Invensys Plc (b)                                         190                            57
     Ishikawajima-Harima Heavy Industries Co. Ltd. (b)        32                             44
     Kawasaki Heavy Industries Ltd.                           40                             66
     Konica Corp.                                             14                             186
     Mitsubishi Heavy Industries Ltd.                         90                             256
     Nikon Corp.                                              9                              111
     NKT Holding A/S                                          1                              20
     Novar Plc                                                13                             46
     Olympus Optical Co. Ltd.                                 7                              149
     Orica Ltd.                                               9                              143
     RHI AG (b)                                               -                              12
     Siemens AG                                               26                             2,171
     Smiths Group Plc                                         18                             279
     Sulzer AG                                                -                              48
     Trelleborg AB                                            3                              46
     Uponor Oyj                                               2                              31
     Wartsila Oyj                                             2                              38
     Wesfarmers Ltd.                                          12                             379
                                                                                             5,107
Media - 1.9%
     Amoldo Mondadori Editore SpA                             4                              43
     Antena 3 Television SA (b)                               1                              46
     British Sky Broadcasting Plc                             41                             439
     Daily Mail & General Trust                               10                             138
     EMAP Plc                                                 8                              130
     Eniro AB                                                 5                              56
     Fuji Television Network Inc.                             -                              13
     Gruppo Editoriale L'Espresso SpA                         5                              30
     Independent News & Media Plc                             18                             58
     ITV Plc                                                  131                            264
     John Fairfax Holdings Ltd.                               29                             102
     Lagardere S.C.A.                                         4                              300
     Mediaset SpA                                             19                             238
     Modern Times Group AB (b)                                2                              41
     Pearson Plc                                              26                             313
     Promotora de Informaciones SA (Prisa)                    3                              55
     ProSieben Sat.1 Media AG                                 3                              51
     Publishing & Broadcasting Ltd.                           4                              62
     Reed Elsevier NV                                         23                             309
     Reed Elsevier Plc                                        40                             371
     Reuters Group Plc                                        46                             336
     Schibsted ASA                                            2                              46
     SCMP Group Ltd.                                          20                             8
     Seat Pagine Gialle SpA (b)                               174                            80
     Singapore Press Holdings Ltd.                            51                             144
     Sky Network Television Ltd. (b)                          2                              11
     Societe Television Francaise 1                           4                              118
     Sogecable SA (b)                                         1                              49
     Television Broadcasts Ltd.                               10                             46
     Tokyo Broadcasting System Inc.                           1                              15
     Trinity Mirror Plc                                       9                              112
     United Business Media Plc                                11                             101
     Vivendi Universal SA (b)                                 33                             1,039
     VNU NV                                                   8                              227
     Wolters Kluwer NV                                        9                              186
     Yell Group Plc                                           22                             188
                                                                                             5,765
Metal Fabrication & Hardware - 0.2%
     Assa Abloy AB - Class B                                  10                             162
     Hoganas AB                                               1                              19
     NSK Ltd.                                                 14                             70
     NTN Corp.                                                14                             80
     SKF AB                                                   3                              129
                                                                                             460
Mining - 1.9%
     Alumina Ltd.                                             37                             171
     Anglo American Plc                                       45                             1,072
     BHP Billiton Ltd.                                        117                            1,410
     BHP Billiton Plc                                         79                             926
     Dowa Mining Co. Ltd.                                     8                              52
     Iluka Resources Ltd.                                     6                              30
     Mitsubishi Materials Corp.                               28                             59
     Mitsui Mining & Smelting Co. Ltd.                        19                             84
     Newcrest Mining Ltd.                                     10                             139
     Nippon Light Metal Co. Ltd.                              13                             33
     Outokumpu Oyj                                            3                              53
     Rio Tinto Ltd.                                           10                             303
     Rio Tinto Plc                                            34                             1,006
     Sumitomo Metal Mining Co. Ltd.                           16                             114
     Umicore                                                  1                              74
     WMC Resources Ltd.                                       38                             213
                                                                                             5,739
Office & Business Equipment - 0.7%
     Canon Inc.                                               27                             1,457
     OCE NV                                                   2                              34
     Ricoh Co. Ltd.                                           22                             424
     Seiko Epson Corp.                                        3                              147
                                                                                             2,062
Office Furnishings - 0.0%
     Kokuyo Co. Ltd.                                          2                              25

Oil & Gas Producers - 7.7%
     BG Group Plc                                             113                            768
     BP Plc                                                   695                            6,774
     ENI-Ente Nazionale Idrocarburi SpA                       83                             2,084
     Hellenic Petroleum SA                                    4                              40
     Lundin Petroleum AB (b)                                  6                              32
     Nippon Mining Holdings Inc.                              25                             115
     Nippon Oil Corp.                                         42                             269
     Norsk Hydro ASA                                          5                              365
     OMV AG                                                   -                              129
     Origin Energy Ltd.                                       22                             119
     Repsol YPF SA                                            29                             762
     Royal Dutch Petroleum Co. - NYS                          67                             3,838
     Santos Ltd.                                              20                             130
     Shell Transport & Trading Co. Plc                        308                            2,625
     Showa Shell Sekiyu KK                                    5                              48
     Statoil ASA                                              17                             270
     Teikoku Oil Co. Ltd.                                     6                              33
     TonenGeneral Sekiyu KK                                   9                              82
     Total Fina Elf SA                                        19                             4,110
     Woodside Petroleum Ltd.                                  15                             229
                                                                                             22,822
Oil & Gas Services - 0.1%
     IHC Caland NV                                            1                              64
     Petroleum Geo-Services ASA (b)                           1                              37
     Smedvig ASA - Class A                                    1                              22
     Technip-Coflexip SA                                      1                              115
                                                                                             238
Packaging & Containers - 0.1%
     Amcor Ltd.                                               28                             160
     Rexam Plc                                                18                             159
     Toyo Seikan Kaisha Ltd.                                  5                              92
                                                                                             411
Pharmaceuticals - 7.0%
     Alfresa Holdings Corp.                                   1                              22
     Alliance Unichem Plc                                     8                              119
     Altana AG                                                2                              144
     AstraZeneca Plc                                          53                             1,932
     Celesio AG                                               1                              88
     Chugai Pharmaceutical Co. Ltd.                           9                              150
     CSL Ltd.                                                 6                              148
     Daiichi Pharmaceutical Co. Ltd.                          8                              175
     Eisai Co. Ltd.                                           8                              260
     Elan Corp. Plc (b)                                       12                             331
     Fujisawa Pharmaceutical Co. Ltd.                         9                              244
     GlaxoSmithKline Plc                                      188                            4,421
     H Lundbeck A/S                                           2                              45
     Kaken Pharmaceutical Co. Ltd.                            2                              13
     Kuraya Sanseido Inc.                                     3                              30
     Kyowa Hakko Kogyo Co. Ltd.                               11                             83
     Mayne Group Ltd.                                         19                             63
     Merck KGaA                                               2                              107
     Novartis AG                                              76                             3,838
     Novo-Nordisk A/S                                         8                              450
     Omega Pharma SA                                          1                              29
     Orion-Yhtymae Oyj                                        2                              32
     Roche Holding AG Genusschein                             23                             2,592
     Sankyo Co. Ltd.                                          12                             267
     Sanofi-Synthelabo SA                                     31                             2,510
     Schering AG                                              5                              399
     Serono SA - Class B                                      -                              131
     Shionogi & Co. Ltd.                                      10                             138
     Suzuken Co. Ltd.                                         2                              47
     Taisho Pharmaceutical Co. Ltd.                           6                              131
     Takeda Chemical Industries Ltd.                          28                             1,430
     UCB SA                                                   3                              142
     Yamanouchi Pharmaceutical Co. Ltd.                       10                             381
                                                                                             20,892
Real Estate - 2.2%
     Allgreen Properties Ltd.                                 11                             7
     Ascendas Real Estate Investment Trust                    30                             31
     British Land Co. Plc                                     17                             286
     CapitaLand Ltd.                                          32                             42
     CapitaMall Trust                                         21                             23
     Castellum AB                                             1                              43
     Centro Properties Group                                  24                             110
     CFS Gandel Retail Trust                                  50                             62
     Cheung Kong Holdings Ltd.                                48                             479
     City Developments Ltd.                                   14                             61
     Cofinimmo SA                                             -                              26
     Commonwealth Property Office Fund                        40                             39
     Corio NV                                                 1                              78
     Daito Trust Construction Co. Ltd.                        3                              128
     DB RREFF Trust                                           73                             76
     Gecina SA                                                1                              83
     General Property Trust                                   66                             193
     Great Portland Estates Plc                               3                              21
     Hammerson Plc                                            9                              152
     Hang Lung Properties Ltd.                                44                             68
     Henderson Land Development Co. Ltd.                      24                             125
     Hopewell Holdings                                        21                             54
     Hysan Development Co. Ltd.                               18                             38
     Immofinanz Immobilien Anlagen AG (b)                     8                              76
     ING Industrial Fund                                      20                             34
     Investa Property Group                                   48                             85
     Japan Real Estate Investment Corp.                       -                              59
     Japan Retail Fund Investment Corp.                       -                              42
     Keppel Land Ltd.                                         9                              12
     Kerry Properties Ltd.                                    16                             34
     Klepierre                                                1                              64
     Land Securities Group Plc                                15                             401
     Lend Lease Corp. Ltd.                                    11                             117
     Leopalace21 Corp.                                        4                              67
     Liberty International Plc                                7                              139
     Macquarie Goodman Industrial Trust                       51                             95
     Metrovacesa SA                                           1                              54
     Mirvac Group                                             22                             86
     Mitsubishi Estate Co. Ltd.                               31                             363
     Mitsui Fudosan Co. Ltd.                                  22                             267
     Nippon Building Fund Inc.                                -                              77
     Rodamco Europe NV                                        1                              112
     Sacyr Vallehermoso SA                                    3                              56
     Singapore Land Ltd.                                      5                              15
     Sino Land Co.                                            34                             34
     Slough Estates Plc                                       13                             136
     Stockland                                                41                             194
     Sumitomo Realty & Development Co. Ltd.                   12                             154
     Sun Hung Kai Properties Ltd.                             42                             420
     Tokyu Land Corp.                                         11                             46
     Unibail Holding                                          1                              220
     United Overseas Land Ltd.                                12                             15
     Wereldhave NV                                            1                              76
     Westfield Group (b)                                      46                             587
     Wihlborgs Fastigheter AB                                 2                              50
     Wing Tai Holdings Ltd.                                   14                             9
                                                                                             6,426
Retail - 2.6%
     Aeon Co. Ltd.                                            19                             312
     Aoyama Trading Co. Ltd.                                  2                              52
     Autobacs Seven Co. Ltd.                                  1                              23
     Autogrill SpA (b)                                        4                              60
     Boots Group Plc                                          24                             301
     Bulgari SpA                                              5                              57
     Circle K Sunkus Co. Ltd. (b)                             1                              33
     Citizen Watch Co. Ltd.                                   8                              77
     Coles Myer Ltd.                                          35                             268
     Compagnie Financiere Richemont AG - Class A              17                             556
     Daimaru Inc.                                             6                              49
     D'ieteren NV                                             -                              14
     Dixons Group Plc                                         61                             179
     Douglas Holding AG                                       1                              36
     Enterprise Inns Plc                                      11                             165
     FamilyMart Co. Ltd.                                      2                              55
     Fast Retailing Co. Ltd.                                  2                              137
     Folli - Follie SA                                        1                              18
     Germanos SA                                              1                              17
     Giordano International Ltd.                              46                             29
     Grafton Group Plc (b)                                    6                              68
     GUS Plc                                                  32                             582
     Hankyu Department Stores Inc.                            4                              29
     Harvey Norman Holdings Ltd.                              16                             39
     Hellenic Duty Free Shops SA                              1                              9
     Hennes & Mauritz AB - Class B                            15                             528
     HMV Group Plc                                            11                             56
     ID                                                       5                              57
     Inditex SA                                               7                              211
     Isetan Co. Ltd.                                          6                              65
     Ito-Yokado Co. Ltd.                                      11                             445
     KarstadtQuelle AG                                        1                              14
     Kesa Electricals Plc                                     16                             87
     Kingfisher Plc                                           75                             447
     Lawson Inc.                                              2                              70
     Marks & Spencer Group Plc                                53                             349
     Marui Co. Ltd.                                           10                             129
     Matsumotokiyoshi Co. Ltd.                                1                              28
     Mitchells & Butlers Plc                                  16                             107
     Mitsukoshi Ltd.                                          12                             58
     Next Plc                                                 8                              262
     Nitori Co. Ltd.                                          1                              33
     Pinault-Printemps-Redoute SA                             2                              218
     Punch Taverns Plc                                        8                              104
     Ryohin Keikaku Co. Ltd.                                  1                              40
     Saizeriya Co. Ltd.                                       1                              19
     Seven-Eleven Japan Co. Ltd.                              12                             375
     Shimachu Co. Ltd.                                        2                              42
     Shimamura Co. Ltd.                                       1                              44
     Signet Group Plc                                         53                             111
     Skylark Co. Ltd.                                         2                              36
     Sonae SGPS SA                                            30                             43
     Swatch Group AG                                          2                              64
     Swatch Group AG - Class B                                1                              156
     Takashimaya Co. Ltd.                                     8                              77
     USS Co. Ltd.                                             1                              60
     Valora Holding AG                                        -                              33
     Warehouse Group Ltd.                                     6                              15
     Whitbread Plc                                            10                             160
     Yamada Denki Co. Ltd.                                    2                              101
                                                                                             7,809
Semiconductors - 0.6%
     ARM Holdings Plc                                         35                             75
     ASM Pacific Technology                                   5                              16
     ASML Holding NV (b)                                      15                             247
     Chartered Semiconductor Manufacturing Ltd. (b)           39                             23
     Infineon Technologies AG (b)                             20                             220
     Micronas Semiconductor Holdings (b)                      1                              49
     NEC Electronics Corp.                                    1                              59
     Rohm Co. Ltd.                                            3                              352
     Sanken Electric Co. Ltd.                                 3                              39
     ST Assembly Test Services Ltd. (b)                       26                             16
     STMicroelectronics NV                                    19                             369
     Tokyo Electron Ltd.                                      5                              333
     Unaxis Holding AG                                        -                              34
                                                                                             1,832
Shipbuilding - 0.0%
     Mitsui Engineering & Shipbuilding Co. Ltd.               19                             32
     SembCorp Marine Ltd.                                     20                             17
                                                                                             49
Software - 0.6%
     Business Objects SA (b)                                  2                              54
     Capcom Co. Ltd.                                          1                              11
     Dassault Systemes SA                                     2                              91
     Fuji Soft ABC Inc.                                       1                              30
     Hitachi Software Engineering Co. Ltd.                    1                              23
     Konami Corp.                                             3                              58
     Misys Plc                                                17                             67
     Nomura Research Institute Ltd.                           1                              66
     Oracle Corp. Japan                                       1                              52
     Sage Group Plc                                           41                             161
     SAP AG                                                   7                              1,177
                                                                                             1,790
Storage/Warehousing - 0.0%
     Mitsubishi Logistics Corp.                               3                              30

Telecommunications - 4.6%
     Belgacom SA (b)                                          5                              224
     BT Group Plc                                             274                            1,066
     Cable & Wireless Plc                                     78                             179
     Deutsche Telekom AG (b)                                  87                             1,976
     Eircom Group Plc                                         17                             39
     Elisa Communications Oyj - Class A (b)                   4                              66
     France Telecom SA                                        47                             1,568
     Hellenic Telecommunications Organization SA              8                              137
     Nippon Telegraph & Telephone Corp.                       -                              745
     PCCW Ltd.                                                120                            76
     Portugal Telecom SGPS SA                                 26                             326
     PT-Multimedia SA                                         2                              38
     Royal KPN NV                                             64                             606
     Singapore Telecommunications Ltd.                        213                            310
     Swisscom AG                                              1                              337
     TDC A/S                                                  6                              250
     Tele2 AB - Class B                                       3                              120
     Telecom Corp.                                            62                             275
     Telecom Italia SpA                                       442                            1,654
     Telefonica SA                                            143                            2,688
     Telekom Austria AG                                       9                              166
     Telenor ASA                                              25                             231
     TeliaSonera AB                                           60                             361
     Telstra Corp. Ltd.                                       68                             261
     Tiscali SpA (b)                                          6                              23
                                                                                             13,722
Telecommunications Equipment - 0.4%
     Alcatel SA (b)                                           39                             608
     Datacraft Asia Ltd. (b)                                  5                              5
     GN Store Nord                                            7                              80
     Intracom SA                                              3                              15
     Kudelski SA (b)                                          1                              38
     Marconi Corp. Plc (b)                                    7                              71
     NTT Data Corp.                                           -                              126
     Oki Electric Industry Co. Ltd. (b)                       18                             77
     Tandberg ASA                                             5                              57
                                                                                             1,077
Textiles - 0.2%
     Kuraray Co. Ltd.                                         11                             99
     Mitsubishi Rayon Co. Ltd.                                17                             62
     Nisshinbo Industries Inc.                                5                              37
     Teijin Ltd.                                              24                             104
     Texwinca Holdings Ltd.                                   16                             15
     Toray Industries Inc.                                    37                             173
     Toyobo Co. Ltd.                                          16                             39
                                                                                             529
Tobacco - 0.8%
     Altadis SA                                               9                              396
     British American Tobacco Plc                             52                             891
     Imperial Tobacco Group Plc                               23                             640
     Japan Tobacco Inc.                                       -                              331
     Swedish Match AB                                         11                             126
                                                                                             2,384
Toys & Hobbies - 0.2%
     Bandai Co. Ltd.                                          2                              48
     Nintendo Co. Ltd.                                        3                              402
                                                                                             450
Transportation - 1.6%
     Amadeus Global Travel Distribution SA                    11                             111
     Arriva Plc                                               6                              60
     Associated British Ports Holdings Plc                    10                             93
     Central Japan Railway Co.                                -                              261
     ComfortDelGro Corp. Ltd.                                 51                             48
     Compagnie Maritime Belge SA                              1                              18
     Dampskibsselskabet Svendborg                             -                              289
     Deutsche Post AG                                         14                             330
     DSV De Sammensluttede Vognmaend af                       1                              46
     East Japan Railway Co.                                   -                              606
     Euronav NV                                               1                              20
     Exel Plc                                                 10                             134
     Firstgroup Plc                                           12                             82
     Frontline Ltd.                                           1                              58
     Golden Ocean Group Ltd. (b)                              4                              2
     Kawasaki Kisen Kaisha Ltd.                               16                             103
     Keihin Electric Express Railway Co. Ltd.                 13                             80
     Keio Electric Railway Co. Ltd.                           18                             106
     Kinki Nippon Railway Co. Ltd.                            50                             173
     Mitsui O.S.K. Lines Ltd.                                 30                             180
     MTR Corp.                                                40                             64
     National Express Group Plc                               5                              74
     Neptune Orient Lines Ltd.                                15                             28
     Nippon Express Co. Ltd.                                  26                             128
     Nippon Yusen Kabushiki Kaisha                            29                             156
     Odakyu Electric Railway Co. Ltd.                         22                             128
     Orient Overseas International Ltd.                       5                              19
     Peninsular and Oriental Steam Navigation Co.             24                             136
     Seino Transportation Co. Ltd.                            4                              37
     SembCorp Logistics Ltd.                                  11                             12
     Ship Finance International Ltd.                          -                              4
     Singapore Post Ltd.                                      42                             23
     SMRT Corp. Ltd.                                          14                             8
     Stagecoach Group Plc                                     36                             78
     Tobu Railway Co. Ltd.                                    25                             95
     Tokyu Corp.                                              31                             168
     Toll Holdings Ltd.                                       8                              81
     TPG NV                                                   12                             327
     West Japan Railway Co.                                   -                              218
     Yamato Transport Co. Ltd.                                13                             192
                                                                                             4,776
Venture Capital - 0.1%
     3i Group Plc                                             20                             250
     Jafco Co. Ltd.                                           1                              54
                                                                                             304
Water - 0.6%
     Kelda Group Plc                                          12                             147
     Severn Trent Plc                                         11                             208
     Sociedad General de Aguas de Barcelona SA                2                              42
     Suez SA                                                  26                             687
     United Utilities Plc                                     27                             291
     Veolia Environnement                                     8                              300
                                                                                             1,675
Wireless Telecommunications - 4.2%
     Cosmote Mobile Telecommunications SA                     4                              77
     Hutchison Telecommunications International Ltd. (b)      43                             39
     Mobistar SA (b)                                          1                              85
     Nokia Oyj                                                149                            2,355
     NTT DoCoMo Inc.                                          1                              1,184
     SmarTone Telecommunications Holding Ltd.                 7                              8
     Telefonaktiebolaget LM Ericsson (b)                      462                            1,475
     TIM SpA                                                  118                            885
     Uniden Corp.                                             2                              39
     Vodafone Group Plc                                       2,116                          5,738
                                                                                             11,885

     Total Common Stocks (cost $235,450)                                                     286,925

Preferred Stocks - 0.1%
Auto Manufacturers - 0.1%
     Porsche AG                                               -                              158
     Volkswagen AG                                            3                              109
                                                                                             267
Healthcare - 0.0%
     Fresenius Medical Care AG                                1                              50

     Total Preferred Stocks (cost $277)                                                      317

Rights - 0.0%
Food - 0.0%
     Colruyt SA, No strike price, Expiring 04/30/05           1                              1

Household Products - 0.0%
     Waterford Wedgwood Plc,
     Strike Price 0.06 EUR, Expiring 01/25/05,                47                             -

     Total Rights (cost $1)                                                                  1

Warrants - 0.0%
Chemicals - 0.0%
     Kingboard Chemical Holdings Ltd., Strike Price 20.00 HKD,
     Expiring 12/31/06                                        1                              1

Commercial Services - 0.0%
     Hopewell Highway Infrastructure, Strike Price 4.18 HKD,
     Expiring 08/05/06                                        1                              -

     Total Warrants (cost $0)                                                                1

Short Term Investments - 9.6%
Money Market Funds - 3.2%
     Dreyfus Cash Management Plus, 1.98% (a) (n)              9,493                          9,493

Securities Lending Collateral - 6.2%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   18,404                         18,404

U.S. Treasury Bills - 0.2%
     U.S. Treasury Bill, 2.21%, 03/17/05 (m)                  $480                           478

     Total Short Term Investments (cost $28,375)                                             28,375

Total Investments - 105.9% (cost $264,103)                                                   315,619
Other Assets and Liabilities, Net - (5.9%)                                                   (17,471)
Total Net Assets - 100%                                                                     $298,148

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   18.6%
     Consumer, Cyclical                                       17.7%
     Financial                                                16.5%
     Industrial                                               11.1%
     Technology                                               9.1%
     Energy                                                   7.9%
     Communications                                           5.8%
     Utilities                                                5.6%
     Basic Materials                                          3.7%
     Money Market Investment                                  3.5%
     Diversified                                              0.4%
     Government                                               0.1%
                                                              100.0%

Common Stocks - 96.3%
Advertising - 0.3%
     Catalina Marketing Corp.                                 9                          $   274
     Harte-Hanks Inc.                                         15                             397
                                                                                             671
Aerospace & Defense - 0.5%
     Alliant Techsystems Inc. (b)                             7                              438
     Sequa Corp. - Class A (b)                                2                              108
     Titan Corp. (b)                                          15                             244
                                                                                             790
Airlines - 0.4%
     Airtran Holdings Inc. (b)                                15                             158
     Alaska Air Group Inc. (b)                                5                              161
     JetBlue Airways Corp. (b) (l)                            18                             428
                                                                                             747
Apparel - 0.2%
     Timberland Co. - Class A (b)                             6                              395

Auto Parts & Equipment - 1.0%
     ArvinMeritor Inc.                                        12                             275
     Bandag Inc.                                              3                              167
     BorgWarner Inc.                                          10                             540
     Lear Corp.                                               12                             746
     Modine Manufacturing Co.                                 6                              205
                                                                                             1,933
Banks - 5.0%
     Associated Banc-Corp.                                    23                             766
     Bank of Hawaii Corp.                                     9                              476
     Banknorth Group Inc. (l)                                 31                             1,143
     City National Corp.                                      9                              613
     Colonial BancGroup Inc.                                  24                             505
     Commerce Bancorp. Inc. (l)                               14                             899
     Cullen/Frost Bankers Inc.                                9                              447
     FirstMerit Corp.                                         15                             432
     Greater Bay Bancorp.                                     9                              255
     Hibernia Corp.                                           28                             816
     Investors Financial Services Corp.                       12                             590
     Mercantile Bankshares Corp.                              14                             736
     Silicon Valley Bancshares (b)                            6                              284
     TCF Financial Corp.                                      25                             798
     Webster Financial Corp.                                  9                              478
     Westamerica Bancorp.                                     6                              327
     Wilmington Trust Corp.                                   12                             427
                                                                                             9,992
Beverages - 0.7%
     Constellation Brands Inc. - Class A (b)                  19                             885
     PepsiAmericas Inc.                                       25                             521
                                                                                             1,406
Biotechnology - 1.2%
     Charles River Laboratories International Inc. (b)        11                             526
     Invitrogen Corp. (b)                                     9                              631
     Millennium Pharmaceuticals Inc. (b)                      54                             658
     Protein Design Labs Inc. (b)                             17                             349
     Vertex Pharmaceuticals Inc. (b)                          14                             144
                                                                                             2,308
Building Materials - 0.4%
     Martin Marietta Materials Inc.                           9                              463
     York International Corp.                                 7                              257
                                                                                             720
Chemicals - 2.8%
     Airgas Inc.                                              13                             352
     Albemarle Corp.                                          7                              280
     Cabot Corp.                                              11                             425
     Cabot Microelectronics Corp. (b)                         4                              174
     Crompton Corp.                                           20                             235
     Cytec Industries Inc.                                    7                              357
     Ferro Corp.                                              8                              175
     FMC Corp. (b)                                            6                              314
     Lubrizol Corp.                                           12                             426
     Lyondell Chemical Co. (l)                                43                             1,238
     Minerals Technologies Inc.                               4                              243
     Olin Corp.                                               13                             275
     RPM International Inc.                                   21                             407
     Sensient Technologies Corp.                              8                              202
     Valspar Corp.                                            9                              459
                                                                                             5,562
Commercial Services - 4.1%
     Adesa Inc.                                               17                             358
     Alliance Data Systems Corp. (b)                          14                             684
     Banta Corp.                                              4                              195
     Career Education Corp. (b)                               18                             727
     ChoicePoint Inc. (b)                                     16                             723
     Corinthian Colleges Inc. (b) (l)                         16                             302
     Deluxe Corp.                                             9                              332
     DeVry Inc. (b)                                           12                             213
     Education Management Corp. (b)                           13                             431
     First Health Group Corp. (b)                             16                             306
     Gartner Inc. (b)                                         19                             236
     ITT Educational Services Inc. (b)                        8                              388
     Kelly Services Inc. - Class A                            6                              187
     Korn/Ferry International (b)                             7                              137
     Laureate Education Inc. (b)                              9                              379
     Manpower Inc.                                            16                             774
     MPS Group Inc. (b)                                       18                             224
     Quanta Services Inc. (b)                                 20                             160
     Rent-A-Center Inc. (b)                                   14                             372
     Rollins Inc.                                             8                              208
     Sotheby's Holdings Inc. - Class A (b)                    11                             205
     United Rentals Inc. (b)                                  13                             253
     Valassis Communications Inc. (b)                         9                              321
                                                                                             8,115
Computers - 3.7%
     BISYS Group Inc. (b)                                     22                             354
     Cadence Design Systems Inc. (b) (l)                      48                             662
     Ceridian Corp. (b)                                       26                             483
     Cognizant Technology Solutions Corp. (b)                 23                             988
     Diebold Inc.                                             13                             712
     DST Systems Inc. (b) (l)                                 15                             779
     Imation Corp.                                            6                              203
     Jack Henry & Associates Inc.                             16                             320
     McData Corp. (b)                                         20                             121
     Mentor Graphics Corp. (b)                                14                             209
     National Instruments Corp.                               14                             383
     Reynolds & Reynolds Co.                                  11                             304
     Sandisk Corp. (b)                                        29                             718
     Storage Technology Corp. (b)                             20                             626
     Synopsys Inc. (b)                                        28                             545
                                                                                             7,407
Distribution & Wholesale - 1.1%
     CDW Corp.                                                15                             978
     Fastenal Co. (l)                                         13                             828
     Tech Data Corp. (b)                                      10                             470
                                                                                             2,276
Diversified Financial Services - 2.4%
     A.G. Edwards Inc.                                        14                             610
     AmeriCredit Corp. (b) (l)                                28                             686
     Eaton Vance Corp. (l)                                    12                             628
     IndyMac Bancorp. Inc.                                    11                             373
     Jefferies Group Inc.                                     10                             407
     LaBranche & Co. Inc. (b) (l)                             10                             90
     Legg Mason Inc.                                          18                             1,314
     Raymond James Financial Inc.                             13                             408
     Waddell & Reed Financial Inc. - Class A                  15                             353
                                                                                             4,869
Electric - 4.6%
     Alliant Energy Corp.                                     20                             576
     Aquila Inc. (b)                                          40                             149
     Black Hills Corp.                                        6                              178
     DPL Inc.                                                 23                             566
     Duquesne Light Holdings Inc. (l)                         13                             251
     Energy East Corp.                                        26                             697
     Great Plains Energy Inc.                                 13                             402
     Hawaiian Electric Industries Inc.                        14                             418
     Idacorp Inc.                                             7                              225
     MDU Resources Group Inc.                                 21                             559
     Northeast Utilities                                      23                             430
     NSTAR                                                    10                             516
     OGE Energy Corp.                                         16                             413
     Pepco Holdings Inc. (l)                                  33                             704
     PNM Resources Inc.                                       11                             274
     Puget Energy Inc.                                        18                             438
     SCANA Corp.                                              20                             781
     Sierra Pacific Resources (b)                             20                             213
     Westar Energy Inc.                                       15                             350
     Wisconsin Energy Corp.                                   21                             706
     WPS Resources Corp.                                      7                              333
                                                                                             9,179
Electrical Components & Equipment - 0.8%
     Ametek Inc.                                              12                             433
     Energizer Holdings Inc. (b)                              13                             644
     Hubbell Inc. - Class B                                   11                             565
                                                                                             1,642
Electronics - 1.6%
     Amphenol Corp. (b)                                       16                             573
     Arrow Electronics Inc. (b)                               21                             499
     Avnet Inc. (b)                                           21                             391
     Gentex Corp.                                             14                             509
     Kemet Corp. (b)                                          15                             133
     Plexus Corp. (b)                                         8                              98
     Thomas & Betts Corp. (b)                                 11                             323
     Varian Inc. (b)                                          6                              254
     Vishay Intertechnology Inc. (b)                          30                             445
                                                                                             3,225
Engineering & Construction - 0.5%
     Dycom Industries Inc. (b)                                9                              265
     Granite Construction Inc.                                7                              198
     Jacobs Engineering Group Inc. (b)                        10                             479
                                                                                             942
Entertainment - 0.6%
     GTECH Holdings Corp.                                     21                             544
     International Speedway Corp. - Class A                   10                             503
     Macrovision Corp. (b)                                    9                              219
                                                                                             1,266
Environmental Control - 0.6%
     Republic Services Inc.                                   27                             904
     Stericycle Inc. (b)                                      8                              370
                                                                                             1,274
Food - 2.7%
     Dean Foods Co. (b)                                       27                             874
     Hormel Foods Corp.                                       25                             773
     JM Smucker Co.                                           10                             489
     Ruddick Corp.                                            8                              182
     Smithfield Foods Inc. (b)                                20                             581
     Tootsie Roll Industries Inc.                             9                              322
     Tyson Foods Inc.                                         63                             1,154
     Whole Foods Market Inc.                                  11                             1,050
                                                                                             5,425
Forest Products & Paper - 0.7%
     Bowater Inc. (l)                                         10                             436
     Longview Fibre Co.                                       9                              158
     P.H. Glatfelter Co.                                      8                              119
     Potlatch Corp.                                           5                              260
     Rayonier Inc.                                            9                              431
                                                                                             1,404
Gas - 0.8%
     AGL Resources Inc.                                       13                             443
     Oneok Inc.                                               18                             522
     Vectren Corp.                                            13                             362
     WGL Holdings Inc.                                        9                              265
                                                                                             1,592
Hand & Machine Tools - 0.2%
     Kennametal Inc.                                          7                              337

Healthcare - 6.4%
     Apria Healthcare Group Inc. (b)                          9                              286
     Beckman Coulter Inc.                                     11                             729
     Community Health Systems Inc. (b)                        16                             433
     Covance Inc. (b)                                         11                             431
     Coventry Health Care Inc. (b)                            16                             847
     Cytyc Corp. (b)                                          20                             544
     Dentsply International Inc.                              14                             802
     Edwards Lifesciences Corp. (b) (l)                       11                             440
     Health Net Inc. (b)                                      20                             574
     Henry Schein Inc. (b)                                    8                              540
     Hillenbrand Industries Inc.                              11                             611
     Inamed Corp. (b)                                         6                              398
     LifePoint Hospitals Inc. (b)                             7                              242
     Lincare Holdings Inc. (b)                                18                             759
     Pacificare Health Systems Inc. (b) (l)                   15                             863
     Patterson Cos. Inc. (b) (l)                              24                             1,055
     Renal Care Group Inc. (b)                                12                             430
     Steris Corp. (b)                                         12                             291
     Techne Corp. (b)                                         7                              284
     Triad Hospitals Inc. (b)                                 14                             507
     Universal Health Services Inc.                           10                             461
     Varian Medical Systems Inc. (b)                          24                             1,043
     VISX Inc. (b)                                            9                              221
                                                                                             12,791
Holding Companies - Diversified - 0.4%
     Leucadia National Corp. (l)                              13                             876

Home Builders - 2.8%
     DR Horton Inc.                                           41                             1,669
     Hovnanian Enterprises Inc. - Class A (b)                 11                             537
     Lennar Corp. (l)                                         28                             1,568
     Ryland Group Inc.                                        8                              483
     Thor Industries Inc.                                     10                             376
     Toll Brothers Inc. (b) (l)                               13                             914
                                                                                             5,547
Home Furnishings - 0.9%
     Furniture Brands International Inc.                      10                             244
     Harman International Industries Inc.                     12                             1,515
                                                                                             1,759
Household Products - 0.8%
     American Greetings Corp. - Class A (l)                   12                             309
     Blyth Inc.                                               7                              210
     Church & Dwight Co. Inc.                                 11                             370
     Scotts Co. - Class A (b)                                 6                              428
     Tupperware Corp.                                         11                             218
                                                                                             1,535
Insurance - 5.2%
     Allmerica Financial Corp. (b)                            10                             312
     American Financial Group Inc.                            13                             410
     AmerUs Group Co.                                         7                              315
     Arthur J. Gallagher & Co.                                16                             532
     Brown & Brown Inc.                                       12                             536
     Everest Re Group Ltd.                                    10                             890
     Fidelity National Financial Inc.                         31                             1,407
     First American Corp.                                     16                             555
     HCC Insurance Holdings Inc.                              12                             400
     Horace Mann Educators Corp.                              8                              146
     Ohio Casualty Corp. (b)                                  11                             256
     Old Republic International Corp.                         32                             820
     PMI Group Inc.                                           17                             714
     Protective Life Corp.                                    12                             527
     Radian Group Inc.                                        16                             876
     Stancorp Financial Group Inc.                            5                              416
     Unitrin Inc.                                             12                             555
     W.R. Berkley Corp.                                       15                             705
                                                                                             10,372
Internet - 1.2%
     Avocent Corp. (b)                                        9                              354
     CheckFree Corp. (b)                                      15                             587
     Macromedia Inc. (b)                                      12                             385
     McAfee Inc. (b)                                          28                             822
     RSA Security Inc. (b)                                    12                             250
                                                                                             2,398
Iron & Steel - 0.2%
     Steel Dynamics Inc.                                      8                              303

Leisure Time - 0.1%
     Callaway Golf Co.                                        13                             173

Lodging - 1.3%
     Boyd Gaming Corp.                                        15                             643
     Caesars Entertainment Inc. (b)                           55                             1,108
     Mandalay Resort Group                                    12                             846
                                                                                             2,597
Machinery - 1.1%
     AGCO Corp. (b)                                           16                             353
     Flowserve Corp. (b)                                      10                             264
     Graco Inc.                                               12                             461
     Nordson Corp.                                            6                              247
     Tecumseh Products Co.                                    3                              152
     Zebra Technologies Corp. (b)                             13                             719
                                                                                             2,196

Manufacturing - 2.2%
     Brink's Co.                                              10                             400
     Carlisle Cos. Inc.                                       5                              353
     Crane Co.                                                10                             280
     Donaldson Co. Inc.                                       15                             500
     Federal Signal Corp.                                     9                              153
     Harsco Corp.                                             7                              407
     Lancaster Colony Corp.                                   6                              274
     Pentair Inc.                                             18                             777
     SPX Corp. (l)                                            13                             541
     Teleflex Inc.                                            7                              374
     Trinity Industries Inc.                                  8                              278
                                                                                             4,337
Media - 2.2%
     Belo Corp. - Class A                                     20                             537
     Emmis Communications Corp. (b)                           10                             187
     Entercom Communications Corp. (b)                        9                              318
     Lee Enterprises Inc.                                     8                              370
     Media General Inc.                                       4                              274
     Reader's Digest Association Inc. - Class A               18                             247
     Scholastic Corp. (b)                                     7                              254
     Washington Post                                          2                              1,670
     Westwood One Inc. (b)                                    17                             467
                                                                                             4,324
Metal Fabrication & Hardware - 0.5%
     Precision Castparts Corp.                                12                             756
     Worthington Industries                                   14                             276
                                                                                             1,032
Mining - 0.7%
     Arch Coal Inc. (l)                                       11                             386
     Peabody Energy Corp.                                     11                             927
                                                                                             1,313
Office Furnishings - 0.4%
     Herman Miller Inc.                                       13                             351
     HNI Corp.                                                10                             442
                                                                                             793
Oil & Gas Producers - 3.5%
     ENSCO International Inc.                                 27                             853
     Forest Oil Corp. (b)                                     10                             331
     Helmerich & Payne Inc.                                   9                              304
     Murphy Oil Corp.                                         16                             1,313
     Newfield Exploration Co. (b)                             11                             655
     Noble Energy Inc.                                        10                             644
     Patterson-UTI Energy Inc.                                30                             577
     Pioneer Natural Resources Co.                            26                             909
     Plains Exploration & Production Co. (b)                  14                             356
     Pogo Producing Co.                                       11                             551
     Pride International Inc. (b)                             24                             496
                                                                                             6,989
Oil & Gas Services - 2.6%
     Cooper Cameron Corp. (b)                                 10                             527
     FMC Technologies Inc. (b)                                12                             386
     Grant Prideco Inc. (b)                                   22                             438
     Hanover Compressor Co. (b)                               14                             192
     National-Oilwell Inc. (b)                                15                             540
     Smith International Inc. (b) (l)                         19                             1,016
     Tidewater Inc.                                           11                             384
     Varco International Inc. (b)                             17                             505
     Weatherford International Ltd. (b)                       24                             1,240
                                                                                             5,228
Packaging & Containers - 0.5%
     Packaging Corp. of America                               19                             449
     Sonoco Products Co.                                      17                             518
                                                                                             967
Pharmaceuticals - 2.5%
     Barr Laboratories Inc. (b)                               19                             846
     Cephalon Inc. (b) (l)                                    10                             514
     IVAX Corp. (b)                                           44                             703
     Omnicare Inc.                                            18                             640
     Par Pharmaceutical Cos. Inc. (b)                         6                              252
     Perrigo Co.                                              12                             211
     Sepracor Inc. (b)                                        19                             1,109
     Valeant Pharmaceuticals International (l)                15                             396
     VCA Antech Inc. (b)                                      15                             284
                                                                                             4,955
Pipelines - 1.1%
     Equitable Resources Inc.                                 11                             669
     National Fuel Gas Co. (l)                                15                             416
     Questar Corp.                                            15                             760
     Western Gas Resources Inc.                               13                             384
                                                                                             2,229
Real Estate - 2.6%
     AMB Property Corp.                                       15                             594
     Developers Diversified Realty Corp.                      19                             847
     Highwoods Properties Inc.                                9                              258
     Hospitality Properties Trust                             12                             550
     Liberty Property Trust (l)                               15                             655
     Mack-Cali Realty Corp.                                   11                             496
     New Plan Excel Realty Trust                              18                             494
     United Dominion Realty Trust Inc.                        23                             583
     Weingarten Realty Investors                              16                             634
                                                                                             5,111
Retail - 8.3%
     99 Cents Only Stores (b) (l)                             12                             199
     Abercrombie & Fitch Co. - Class A                        16                             730
     Advance Auto Parts (b)                                   13                             572
     Aeropostale Inc. (b)                                     10                             294
     American Eagle Outfitters Inc.                           13                             614
     AnnTaylor Stores Corp. (b)                               12                             267
     Applebees International Inc.                             15                             387
     Barnes & Noble Inc. (b)                                  12                             403
     BJ's Wholesale Club Inc. (b) (l)                         12                             362
     Bob Evans Farms Inc.                                     6                              164
     Borders Group Inc.                                       14                             343
     Brinker International Inc. (b)                           16                             561
     Carmax Inc. (b) (l)                                      18                             574
     CBRL Group Inc.                                          9                              365
     Cheesecake Factory (b)                                   14                             447
     Chico's FAS Inc. (b) (l)                                 16                             723
     Claire's Stores Inc.                                     18                             374
     Copart Inc. (b)                                          16                             422
     Dollar Tree Stores Inc. (b) (l)                          20                             580
     Foot Locker Inc.                                         28                             746
     Krispy Kreme Doughnuts Inc. (b) (l)                      11                             133
     Michaels Stores Inc.                                     24                             726
     Neiman-Marcus Group Inc. - Class A (l)                   9                              624
     O'Reilly Automotive Inc. (b)                             10                             442
     Outback Steakhouse Inc. (l)                              13                             598
     Pacific Sunwear of California (b)                        13                             294
     Payless Shoesource Inc. (b)                              12                             143
     Petsmart Inc.                                            26                             918
     Pier 1 Imports Inc.                                      16                             306
     Regis Corp.                                              8                              365
     Ross Stores Inc.                                         26                             758
     Ruby Tuesday Inc.                                        12                             305
     Saks Inc. (b)                                            25                             366
     Urban Outfitters Inc. (b)                                14                             635
     Williams-Sonoma Inc. (b)                                 21                             726
                                                                                             16,466
Savings & Loans - 1.3%
     Astoria Financial Corp.                                  14                             543
     Independence Community Bank Corp.                        15                             636
     New York Community Bancorp. Inc. (l)                     47                             967
     Washington Federal Inc.                                  14                             370
                                                                                             2,516
Semiconductors - 2.9%
     Atmel Corp. (b) (l)                                      85                             333
     Credence Systems Corp. (b)                               17                             151
     Cree Inc. (b) (l)                                        13                             522
     Cypress Semiconductor Corp. (b) (l)                      22                             263
     Fairchild Semiconductor International Inc. - Class A (b) 21                             346
     Integrated Circuit Systems Inc. (b)                      13                             271
     Integrated Device Technology Inc. (b)                    18                             213
     International Rectifier Corp. (b)                        12                             522
     Intersil Corp.                                           27                             448
     Lam Research Corp. (b)                                   24                             688
     Lattice Semiconductor Corp. (b)                          20                             111
     LTX Corp. (b)                                            11                             85
     Micrel Inc. (b)                                          16                             181
     Microchip Technology Inc.                                37                             974
     Semtech Corp. (b)                                        13                             288
     Silicon Laboratories Inc. (b)                            9                              325
     Triquint Semiconductor Inc. (b)                          24                             105
                                                                                             5,826
Software - 2.5%
     Activision Inc. (b)                                      25                             497
     Acxiom Corp.                                             15                             402
     Advent Software Inc. (b)                                 6                              122
     Ascential Software Corp. (b)                             10                             166
     Certegy Inc.                                             11                             400
     CSG Systems International Inc. (b)                       9                              173
     Dun & Bradstreet Corp. (b)                               12                             745
     Fair Isaac Corp.                                         13                             460
     Keane Inc. (b)                                           11                             157
     MoneyGram International Inc.                             16                             334
     Retek Inc. (b)                                           9                              57
     SEI Investments Co.                                      18                             769
     Sybase Inc. (b)                                          17                             336
     Transaction Systems Architects Inc. (b)                  7                              129
     Wind River Systems Inc. (b)                              14                             194
                                                                                             4,941
Telecommunications - 0.5%
     Cincinnati Bell Inc. (b)                                 44                             183
     Telephone & Data Systems Inc.                            10                             785
                                                                                             968
Telecommunications Equipment - 1.4%
     3Com Corp. (b)                                           70                             293
     Adtran Inc.                                              14                             271
     CommScope Inc. (b)                                       9                              177
     Harris Corp.                                             12                             731
     Newport Corp. (b)                                        7                              103
     Plantronics Inc.                                         9                              353
     Polycom Inc. (b)                                         18                             412
     UTStarcom Inc. (b) (l)                                   20                             450
                                                                                             2,790
Textiles - 0.5%
     Mohawk Industries Inc. (b)                               12                             1,078

Tobacco - 0.1%
     Universal Corp.                                          4                              212

Transportation - 2.3%
     Alexander & Baldwin Inc.                                 8                              324
     C.H. Robinson Worldwide Inc.                             15                             841
     CNF Inc.                                                 9                              456
     Expeditors International of Washington Inc. (l)          19                             1,051
     GATX Corp.                                               9                              253
     J.B. Hunt Transport Services Inc.                        14                             643
     Overseas Shipholding Group Inc.                          7                              388
     Swift Transportation Co. Inc. (b)                        14                             297
     Werner Enterprises Inc.                                  14                             320
                                                                                             4,573
Water - 0.2%
     Aqua America Inc.                                        17                             408

Wireless Telecommunications - 0.2%
     Powerwave Technologies Inc. (b)                          18                             151
     RF Micro Devices Inc. (b)                                32                             222
                                                                                             373

     Total Common Stocks (cost $162,752)                                                     191,453

Short Term Investments - 13.3%
Money Market Funds - 3.5%
     Dreyfus Cash Management Plus, 1.98% (a) (n)              7,049                          7,049

Securities Lending Collateral - 9.7%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   19,311                         19,311

U.S. Treasury Bills - 0.1%
     U.S. Treasury Bill, 2.21%, 03/17/05 (m)                  $180                           179
     Total Short Term Investments (cost $26,540)                                             26,540

Total Investments - 109.6% (cost $189,292)                                                   217,993
Other Assets and Liabilities, Net - (9.6%)                                                   (19,152)
Total Net Assets - 100%                                                                  $   198,841

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   20.7%
     Financial                                                20.0%
     Technology                                               12.1%
     Industrial                                               11.3%
     Communications                                           10.9%
     Consumer, Cyclical                                       9.7%
     Energy                                                   6.9%
     Basic Materials                                          2.8%
     Utilities                                                2.8%
     Money Market Investment                                  2.7%
     Government                                               0.1%
                                                              100.0%

Common Stocks - 96.9%
Advertising - 0.2%
     Interpublic Group of Cos. Inc. (b)                       13                         $   169
     Omnicom Group Inc.                                       6                              493
                                                                                             662

Aerospace & Defense - 1.5%
     Boeing Co.                                               26                             1,348
     General Dynamics Corp.                                   6                              657
     Goodrich Corp.                                           4                              115
     L-3 Communications Holdings Inc.                         3                              249
     Lockheed Martin Corp.                                    14                             770
     Northrop Grumman Corp.                                   11                             611
     Raytheon Co.                                             14                             549
     Rockwell Collins Inc.                                    5                              209
     United Technologies Corp.                                16                             1,646
                                                                                             6,154
Agriculture - 0.3%
     Archer-Daniels-Midland Co.                               20                             444
     Monsanto Co.                                             8                              464
                                                                                             908
Airlines - 0.1%
     Delta Air Lines Inc. (b) (l)                             4                              27
     Southwest Airlines Co.                                   24                             393
                                                                                             420
Apparel - 0.4%
     Coach Inc. (b)                                           6                              333
     Jones Apparel Group Inc.                                 4                              131
     Liz Claiborne Inc.                                       3                              138
     NIKE Inc.                                                8                              749
     Reebok International Ltd.                                2                              71
     V.F. Corp.                                               3                              180
                                                                                             1,602
Auto Manufacturers - 0.6%
     Ford Motor Co. (l)                                       57                             839
     General Motors Corp. (l)                                 18                             707
     Navistar International Corp. (b)                         2                              90
     PACCAR Inc.                                              5                              440
                                                                                             2,076
Auto Parts & Equipment - 0.2%
     Cooper Tire & Rubber Co.                                 2                              50
     Dana Corp.                                               4                              76
     Delphi Corp.                                             17                             151
     Goodyear Tire & Rubber Co. (b)                           5                              79
     Johnson Controls Inc.                                    6                              366
     Visteon Corp.                                            3                              33
                                                                                             755
Banks - 6.4%
     AmSouth Bancorp.                                         11                             284
     Bank of America Corp.                                    126                            5,930
     Bank of New York Co. Inc.                                24                             813
     BB&T Corp.                                               17                             728
     Comerica Inc.                                            5                              322
     Compass Bancshares Inc.                                  3                              151
     Fifth Third Bancorp.                                     18                             842
     First Horizon National Corp.                             4                              160
     Huntington Bancshares Inc.                               7                              170
     KeyCorp                                                  12                             420
     M&T Bank Corp.                                           4                              388
     Marshall & Ilsley Corp.                                  7                              309
     Mellon Financial Corp.                                   13                             414
     National City Corp.                                      21                             778
     North Fork Bancorp. Inc.                                 15                             423
     Northern Trust Corp.                                     7                              330
     PNC Financial Services Group Inc.                        9                              507
     Regions Financial Corp.                                  15                             517
     State Street Corp.                                       11                             519
     SunTrust Banks Inc.                                      11                             828
     Synovus Financial Corp.                                  9                              268
     US Bancorp.                                              59                             1,837
     Wachovia Corp.                                           50                             2,619
     Wells Fargo & Co.                                        52                             3,252
     Zions Bancorp.                                           3                              195
                                                                                             23,004
Beverages - 2.2%
     Adolph Coors Co. - Class B                               1                              88
     Anheuser-Busch Cos. Inc.                                 25                             1,256
     Brown-Forman Corp. - Class B                             4                              175
     Coca-Cola Co.                                            75                             3,131
     Coca-Cola Enterprises Inc.                               15                             307
     Pepsi Bottling Group Inc.                                8                              218
     PepsiCo Inc.                                             53                             2,742
                                                                                             7,917
Biotechnology - 1.1%
     Amgen Inc. (b)                                           39                             2,519
     Biogen Idec Inc. (b)                                     11                             708
     Chiron Corp. (b)                                         6                              200
     Genzyme Corp. (b)                                        7                              416
     Medimmune Inc. (b)                                       7                              201
     Millipore Corp. (b)                                      1                              68
                                                                                             4,112
Building Materials - 0.3%
     American Standard Cos. Inc. (b)                          7                              279
     Eagle Materials Inc.                                     -                              4
     Masco Corp. (l)                                          14                             497
     Vulcan Materials Co.                                     3                              166
                                                                                             946
Chemicals - 1.6%
     Air Products & Chemicals Inc.                            7                              413
     Ashland Inc.                                             2                              125
     Dow Chemical Co.                                         29                             1,450
     E.I. du Pont de Nemours & Co.                            31                             1,528
     Eastman Chemical Co.                                     2                              129
     Ecolab Inc.                                              8                              283
     Engelhard Corp.                                          4                              113
     Great Lakes Chemical Corp.                               1                              40
     Hercules Inc. (b)                                        4                              52
     International Flavors & Fragrances Inc.                  3                              120
     PPG Industries Inc.                                      5                              360
     Praxair Inc.                                             10                             450
     Rohm & Haas Co.                                          7                              311
     Sherwin-Williams Co.                                     4                              200
     Sigma-Aldrich Corp. (l)                                  2                              125
                                                                                             5,699
Commercial Services - 0.9%
     Apollo Group Inc. (b)                                    6                              476
     Cendant Corp.                                            33                             773
     Convergys Corp. (b)                                      4                              58
     Equifax Inc.                                             4                              110
     H&R Block Inc.                                           5                              251
     McKesson Corp.                                           9                              289
     Moody's Corp.                                            5                              408
     Paychex Inc.                                             12                             393
     R.R. Donnelley & Sons Co.                                7                              246
     Robert Half International Inc.                           5                              147
                                                                                             3,151
Computers - 4.2%
     Affiliated Computer Services Inc. - Class A (b)          4                              241
     Apple Computer Inc. (b)                                  12                             784
     Computer Sciences Corp. (b)                              6                              332
     Dell Inc. (b)                                            77                             3,261
     Electronic Data Systems Corp.                            16                             372
     EMC Corp. (b)                                            75                             1,117
     Gateway Inc. (b)                                         10                             62
     Hewlett-Packard Co.                                      94                             1,962
     International Business Machines Corp.                    52                             5,123
     Lexmark International Inc. (b)                           4                              342
     NCR Corp. (b)                                            3                              210
     Network Appliance Inc. (b) (l)                           11                             374
     Sun Microsystems Inc. (b)                                104                            561
     SunGard Data Systems Inc. (b)                            9                              244
     Unisys Corp. (b)                                         10                             102
                                                                                             15,087
Cosmetics & Personal Care - 2.0%
     Alberto-Culver Co. - Class B                             3                              135
     Avon Products Inc.                                       15                             572
     Colgate-Palmolive Co.                                    17                             851
     Gillette Co.                                             31                             1,399
     Procter & Gamble Co.                                     79                             4,345
                                                                                             7,302
Distribution & Wholesale - 0.1%
     Genuine Parts Co.                                        5                              242
     W.W. Grainger Inc.                                       3                              190
                                                                                             432
Diversified Financial Services - 8.2%
     American Express Co.                                     40                             2,227
     Bear Stearns Cos. Inc.                                   3                              325
     Capital One Financial Corp. (l)                          8                              639
     Charles Schwab Corp.                                     42                             497
     CIT Group Inc.                                           7                              302
     Citigroup Inc.                                           161                            7,746
     Countrywide Financial Corp.                              18                             652
     E*TRADE Group Inc. (b)                                   12                             178
     Fannie Mae                                               30                             2,137
     Federated Investors Inc.                                 3                              93
     Franklin Resources Inc.                                  8                              547
     Freddie Mac                                              21                             1,578
     Goldman Sachs Group Inc.                                 15                             1,569
     Janus Capital Group Inc.                                 7                              122
     JPMorgan Chase & Co.                                     111                            4,312
     Lehman Brothers Holdings Inc.                            9                              745
     MBNA Corp.                                               40                             1,126
     Merrill Lynch & Co. Inc.                                 29                             1,741
     Morgan Stanley                                           34                             1,889
     Providian Financial Corp. (b)                            9                              144
     SLM Corp.                                                14                             730
     T. Rowe Price Group Inc.                                 4                              251
                                                                                             29,550
Electric - 2.7%
     AES Corp. (b)                                            20                             269
     Allegheny Energy Inc. (b) (l)                            4                              75
     Ameren Corp. (l)                                         6                              308
     American Electric Power Co. Inc.                         12                             414
     Calpine Corp. (b) (l)                                    17                             66
     Centerpoint Energy Inc.                                  9                              104
     Cinergy Corp. (l)                                        6                              238
     CMS Energy Corp. (b)                                     6                              63
     Consolidated Edison Inc. (l)                             7                              323
     Constellation Energy Group Inc.                          5                              229
     Dominion Resources Inc.                                  10                             703
     DTE Energy Co. (l)                                       5                              235
     Duke Energy Corp. (l)                                    29                             743
     Edison International                                     10                             330
     Entergy Corp.                                            7                              483
     Exelon Corp.                                             21                             910
     FirstEnergy Corp.                                        10                             398
     FPL Group Inc.                                           6                              436
     NiSource Inc. (l)                                        8                              179
     PG&E Corp. (b)                                           12                             407
     Pinnacle West Capital Corp.                              3                              122
     PPL Corp.                                                6                              311
     Progress Energy Inc. (l)                                 8                              346
     Public Service Enterprise Group Inc. (l)                 7                              376
     Southern Co. (l)                                         23                             773
     TECO Energy Inc.                                         6                              91
     TXU Corp.                                                8                              489
     Xcel Energy Inc. (l)                                     13                             230
                                                                                             9,651
Electrical Components & Equipment - 0.3%
     American Power Conversion Corp.                          7                              141
     Emerson Electric Co.                                     13                             920
     Molex Inc.                                               6                              169
     Power-One Inc. (b)                                       2                              16
                                                                                             1,246
Electronics - 0.5%
     Agilent Technologies Inc. (b)                            15                             369
     Applera Corp. - Applied Biosystems Group                 6                              125
     Fisher Scientific International (b)                      3                              212
     Jabil Circuit Inc. (b)                                   6                              151
     PerkinElmer Inc.                                         4                              88
     Sanmina-SCI Corp. (b)                                    16                             133
     Solectron Corp. (b)                                      31                             163
     Symbol Technologies Inc.                                 7                              124
     Tektronix Inc.                                           3                              86
     Thermo Electron Corp. (b)                                5                              146
     Waters Corp. (b)                                         4                              164
                                                                                             1,761
Engineering & Construction - 0.0%
     Fluor Corp. (l)                                          3                              146

Entertainment - 0.1%
     International Game Technology                            11                             363

Environmental Control - 0.2%
     Allied Waste Industries Inc. (b)                         9                              87
     Waste Management Inc.                                    18                             535
                                                                                             622
Food - 1.7%
     Albertson's Inc.                                         12                             278
     Campbell Soup Co. (l)                                    13                             378
     ConAgra Foods Inc.                                       17                             490
     General Mills Inc.                                       12                             595
     H.J. Heinz Co.                                           11                             416
     Hershey Foods Corp.                                      8                              418
     Kellogg Co.                                              13                             580
     Kroger Co. (b)                                           23                             407
     McCormick & Co. Inc.                                     4                              155
     Safeway Inc. (b)                                         14                             275
     Sara Lee Corp.                                           25                             599
     Supervalu Inc.                                           4                              153
     Sysco Corp.                                              20                             764
     WM.Wrigley Jr. Co.                                       7                              489
                                                                                             5,997
Forest Products & Paper - 0.6%
     Georgia-Pacific Corp.                                    8                              292
     International Paper Co.                                  15                             639
     Louisiana-Pacific Corp.                                  3                              89
     MeadWestvaco Corp.                                       6                              204
     Plum Creek Timber Co. Inc.                               6                              224
     Temple-Inland Inc.                                       2                              113
     Weyerhaeuser Co.                                         7                              503
                                                                                             2,064
Gas - 0.2%
     KeySpan Corp.                                            5                              189
     Nicor Inc. (l)                                           1                              46
     Peoples Energy Corp.                                     1                              59
     Sempra Energy                                            7                              264
                                                                                             558
Hand & Machine Tools - 0.1%
     Black & Decker Corp.                                     2                              213
     Snap-On Inc.                                             2                              60
     Stanley Works                                            3                              125
                                                                                             398
Healthcare - 4.9%
     Aetna Inc.                                               5                              594
     Bausch & Lomb Inc.                                       2                              107
     Baxter International Inc.                                19                             665
     Becton Dickinson & Co.                                   8                              437
     Biomet Inc.                                              8                              336
     Boston Scientific Corp. (b)                              26                             936
     C.R. Bard Inc.                                           3                              210
     Guidant Corp.                                            10                             709
     HCA Inc.                                                 13                             527
     Health Management Associates Inc. (l)                    7                              162
     Humana Inc. (b)                                          5                              140
     Johnson & Johnson                                        92                             5,840
     Laboratory Corp. of America Holdings (b)                 4                              209
     Manor Care Inc.                                          3                              93
     Medtronic Inc.                                           37                             1,861
     Quest Diagnostics Inc.                                   3                              304
     St. Jude Medical Inc. (b)                                11                             455
     Stryker Corp.                                            13                             604
     Tenet Healthcare Corp. (b)                               14                             153
     UnitedHealth Group Inc.                                  21                             1,824
     WellPoint Inc. (b)                                       9                              1,007
     Zimmer Holdings Inc. (b)                                 8                              616
                                                                                             17,789
Home Builders - 0.2%
     Centex Corp.                                             4                              218
     KB Home                                                  1                              144
     Pulte Homes Inc.                                         4                              245
                                                                                             607
Home Furnishings - 0.0%
     Maytag Corp.                                             2                              45
     Whirlpool Corp.                                          2                              136
                                                                                             181
Household Products - 0.6%
     Avery Dennison Corp.                                     3                              200
     Clorox Co.                                               5                              272
     Fortune Brands Inc.                                      5                              351
     Kimberly-Clark Corp.                                     15                             1,016
     Newell Rubbermaid Inc. (l)                               8                              198
                                                                                             2,037
Insurance - 4.4%
     ACE Ltd.                                                 9                              374
     AFLAC Inc.                                               16                             633
     Allstate Corp.                                           22                             1,120
     AMBAC Financial Group Inc.                               3                              282
     American International Group Inc.                        81                             5,310
     AON Corp.                                                10                             229
     Chubb Corp.                                              6                              462
     Cigna Corp.                                              4                              349
     Cincinnati Financial Corp.                               5                              234
     Hartford Financial Services Group Inc.                   9                              639
     Jefferson-Pilot Corp.                                    4                              226
     Lincoln National Corp.                                   6                              258
     Loews Corp.                                              6                              398
     Marsh & McLennan Cos. Inc.                               16                             537
     MBIA Inc.                                                5                              285
     MetLife Inc.                                             23                             951
     MGIC Investment Corp.                                    3                              216
     Principal Financial Group                                10                             403
     Progressive Corp.                                        6                              536
     Prudential Financial Inc.                                16                             890
     Safeco Corp.                                             4                              210
     St. Paul Cos. Inc.                                       21                             776
     Torchmark Corp.                                          3                              186
     UnumProvident Corp.                                      9                              155
     XL Capital Ltd.                                          4                              340
                                                                                             15,999
Internet - 1.3%
     eBay Inc. (b)                                            21                             2,384
     Monster Worldwide Inc. (b)                               3                              112
     Symantec Corp. (b)                                       20                             509
     Yahoo! Inc. (b)                                          42                             1,599
                                                                                             4,604
Iron & Steel - 0.1%
     Allegheny Technologies Inc.                              3                              60
     Nucor Corp.                                              5                              263
     United States Steel Corp.                                3                              178
                                                                                             501
Leisure Time - 0.5%
     Brunswick Corp.                                          3                              142
     Carnival Corp. (l)                                       20                             1,142
     Harley-Davidson Inc.                                     9                              564
     Sabre Holdings Corp.                                     4                              91
                                                                                             1,939
Lodging - 0.4%
     Harrah's Entertainment Inc.                              3                              228
     Hilton Hotels Corp.                                      12                             277
     Marriott International Inc. - Class A                    7                              453
     Starwood Hotels & Resorts Worldwide Inc.                 7                              383
                                                                                             1,341
Machinery - 0.6%
     Caterpillar Inc.                                         11                             1,043
     Cummins Inc.                                             1                              104
     Deere & Co.                                              8                              577
     Rockwell Automation Inc.                                 6                              286
                                                                                             2,010
Manufacturing - 5.9%
     3M Co.                                                   24                             1,988
     Cooper Industries Ltd. - Class A                         3                              190
     Danaher Corp.                                            10                             555
     Dover Corp.                                              6                              267
     Eastman Kodak Co.                                        9                              290
     Eaton Corp.                                              5                              344
     General Electric Capital Corp.                           328                            11,960
     Honeywell International Inc.                             27                             953
     Illinois Tool Works Inc.                                 9                              870
     Ingersoll-Rand Co. - Class A                             5                              429
     ITT Industries Inc.                                      3                              243
     Leggett & Platt Inc.                                     6                              164
     Pall Corp.                                               4                              106
     Parker Hannifin Corp.                                    4                              284
     Textron Inc.                                             4                              322
     Tyco International Ltd.                                  63                             2,237
                                                                                             21,202
Media - 3.7%
     Clear Channel Communications Inc.                        18                             618
     Comcast Corp. - Class A (b)                              70                             2,319
     Dow Jones & Co. Inc. (l)                                 2                              101
     Gannett Co. Inc.                                         8                              679
     Knight-Ridder Inc.                                       2                              156
     McGraw-Hill Cos. Inc.                                    6                              547
     Meredith Corp.                                           1                              79
     New York Times Co.                                       4                              179
     News Corp Inc.                                           79                             1,474
     Time Warner Inc. (b)                                     142                            2,755
     Tribune Co.                                              10                             420
     Univision Communications Inc. (b) (l)                    10                             294
     Viacom Inc. - Class B                                    54                             1,969
     Walt Disney Co.                                          64                             1,770
                                                                                             13,360
Mining - 0.5%
     Alcoa Inc.                                               27                             854
     Freeport-McMoRan Copper & Gold Inc.                      6                              214
     Newmont Mining Corp. (l)                                 14                             619
     Phelps Dodge Corp.                                       3                              292
                                                                                             1,979
Office & Business Equipment - 0.2%
     Pitney Bowes Inc.                                        7                              335
     Xerox Corp. (b)                                          26                             448
                                                                                             783
Oil & Gas Producers - 6.0%
     Amerada Hess Corp.                                       3                              225
     Anadarko Petroleum Corp.                                 8                              508
     Apache Corp.                                             10                             514
     Burlington Resources Inc.                                12                             539
     ChevronTexaco Corp.                                      66                             3,468
     ConocoPhillips                                           21                             1,853
     Devon Energy Corp.                                       15                             589
     EOG Resources Inc.                                       4                              263
     Exxon Mobil Corp.                                        202                            10,348
     Kerr-McGee Corp.                                         5                              278
     Marathon Oil Corp.                                       11                             396
     Nabors Industries Ltd. (b)                               5                              239
     Noble Corp. (b)                                          4                              205
     Occidental Petroleum Corp.                               12                             717
     Rowan Cos. Inc. (b)                                      3                              83
     Sunoco Inc.                                              2                              196
     Transocean Inc. (b)                                      10                             415
     Unocal Corp.                                             8                              354
     Valero Energy Corp.                                      8                              363
     XTO Energy Inc.                                          7                              250
                                                                                             21,803
Oil & Gas Services - 0.7%
     Baker Hughes Inc.                                        10                             434
     BJ Services Co.                                          5                              226
     Halliburton Co.                                          14                             543
     Schlumberger Ltd.                                        18                             1,233
                                                                                             2,436
Packaging & Containers - 0.1%
     Ball Corp.                                               3                              144
     Bemis Co.                                                3                              93
     Pactiv Corp. (b)                                         5                              123
     Sealed Air Corp. (b)                                     3                              135
                                                                                             495
Pharmaceuticals - 5.8%
     Abbott Laboratories                                      48                             2,259
     Allergan Inc.                                            4                              338
     AmerisourceBergen Corp.                                  3                              201
     Bristol-Myers Squibb Co.                                 61                             1,556
     Cardinal Health Inc.                                     13                             782
     Caremark Rx Inc. (b)                                     15                             576
     Eli Lilly & Co.                                          35                             2,000
     Express Scripts Inc. - Class A (b)                       3                              193
     Forest Laboratories Inc. (b)                             12                             521
     Gilead Sciences Inc. (b)                                 14                             472
     Hospira Inc. (b)                                         5                              154
     King Pharmaceuticals Inc. (b)                            7                              86
     Medco Health Solutions Inc. (b)                          8                              349
     Merck & Co. Inc.                                         69                             2,209
     Mylan Laboratories Inc.                                  8                              138
     Pfizer Inc.                                              234                            6,300
     Schering-Plough Corp.                                    46                             961
     Watson Pharmaceuticals Inc. (b)                          3                              110
     Wyeth                                                    42                             1,773
                                                                                             20,978
Pipelines - 0.2%
     Dynegy Inc. - Class A (b)                                12                             55
     El Paso Corp. (l)                                        19                             199
     Kinder Morgan Inc.                                       4                              288
     Williams Cos. Inc.                                       17                             284
                                                                                             826
Real Estate - 0.5%
     Apartment Investment & Management Co.                    3                              108
     Archstone-Smith Trust                                    5                              195
     Equity Office Properties Trust                           12                             362
     Equity Residential                                       8                              308
     ProLogis                                                 6                              250
     Simon Property Group Inc.                                7                              450
                                                                                             1,673
Retail - 6.7%
     Autonation Inc. (b)                                      9                              167
     Autozone Inc. (b)                                        3                              237
     Bed Bath & Beyond Inc. (b)                               9                              377
     Best Buy Co. Inc.                                        10                             604
     Big Lots Inc. (b)                                        3                              36
     Circuit City Stores Inc.                                 6                              94
     Costco Wholesale Corp.                                   14                             697
     CVS Corp.                                                13                             566
     Darden Restaurants Inc.                                  5                              141
     Dillard's Inc. - Class A                                 3                              67
     Dollar General Corp.                                     10                             202
     Family Dollar Stores Inc.                                5                              157
     Federated Department Stores Inc.                         6                              324
     Gap Inc.                                                 28                             598
     Home Depot Inc.                                          68                             2,912
     J.C. Penney Co. Inc.                                     9                              375
     Kohl's Corp. (b)                                         11                             529
     Limited Brands Inc.                                      12                             285
     Lowe's Cos. Inc.                                         24                             1,402
     May Department Stores Co.                                9                              271
     McDonald's Corp.                                         39                             1,257
     Nordstrom Inc.                                           4                              198
     Office Depot Inc. (b)                                    9                              163
     OfficeMax Inc.                                           3                              84
     RadioShack Corp.                                         5                              160
     Sears Roebuck & Co. (l)                                  7                              342
     Staples Inc.                                             15                             511
     Starbucks Corp. (b)                                      12                             779
     Target Corp.                                             28                             1,465
     Tiffany & Co.                                            5                              149
     TJX Cos. Inc.                                            15                             385
     Toys "R" Us Inc. (b)                                     7                              141
     Walgreen Co.                                             32                             1,227
     Wal-Mart Stores Inc.                                     132                            6,952
     Wendy's International Inc.                               3                              131
     Yum! Brands Inc.                                         9                              430
                                                                                             24,415
Savings & Loans - 0.5%
     Golden West Financial Corp.                              10                             584
     Sovereign Bancorp. Inc.                                  11                             244
     Washington Mutual Inc.                                   27                             1,154
                                                                                             1,982
Semiconductors - 3.0%
     Advanced Micro Devices Inc. (b) (l)                      11                             247
     Altera Corp. (b)                                         12                             243
     Analog Devices Inc.                                      12                             438
     Applied Materials Inc. (b)                               53                             907
     Applied Micro Circuits Corp. (b)                         8                              32
     Broadcom Corp. (b)                                       10                             326
     Freescale Semiconductor Inc. (b)                         13                             232
     Intel Corp.                                              199                            4,654
     KLA-Tencor Corp. (b)                                     6                              290
     Linear Technology Corp.                                  9                              367
     LSI Logic Corp. (b)                                      12                             65
     Maxim Integrated Products Inc.                           10                             422
     Micron Technology Inc. (b) (l)                           19                             239
     National Semiconductor Corp.                             11                             191
     Novellus Systems Inc. (b)                                4                              121
     Nvidia Corp. (b)                                         5                              119
     PMC - Sierra Inc. (b)                                    5                              59
     QLogic Corp. (b)                                         3                              114
     Teradyne Inc. (b)                                        6                              100
     Texas Instruments Inc.                                   54                             1,331
     Xilinx Inc.                                              11                             316
                                                                                             10,813
Software - 4.7%
     Adobe Systems Inc.                                       8                              473
     Autodesk Inc.                                            7                              275
     Automatic Data Processing Inc.                           18                             810
     BMC Software Inc. (b)                                    7                              138
     Citrix Systems Inc. (b)                                  5                              124
     Computer Associates International Inc.                   18                             568
     Compuware Corp. (b)                                      12                             77
     Electronic Arts Inc. (b)                                 9                              586
     First Data Corp.                                         27                             1,139
     Fiserv Inc. (b)                                          6                              234
     IMS Health Inc.                                          7                              159
     Intuit Inc. (b) (l)                                      6                              264
     Mercury Interactive Corp. (b) (l)                        3                              124
     Microsoft Corp.                                          337                            9,012
     Novell Inc. (b)                                          12                             79
     Oracle Corp. (b)                                         160                            2,199
     Parametric Technology Corp. (b)                          7                              40
     Siebel Systems Inc. (b)                                  15                             163
     Veritas Software Corp. (b)                               14                             391
                                                                                             16,855
Telecommunications - 2.9%
     Alltel Corp.                                             10                             567
     AT&T Corp.                                               25                             475
     BellSouth Corp.                                          57                             1,575
     CenturyTel Inc.                                          4                              146
     Citizens Communications Co.                              10                             140
     Qwest Communications International Inc. (b)              58                             255
     SBC Communications Inc.                                  103                            2,646
     Sprint Corp. - FON Group (l)                             45                             1,128
     Verizon Communications Inc.                              86                             3,479
                                                                                             10,411
Telecommunications Equipment - 1.6%
     ADC Telecommunications Inc. (b)                          24                             65
     Andrew Corp. (b)                                         5                              68
     Avaya Inc. (b)                                           13                             231
     CIENA Corp. (b)                                          16                             55
     Cisco Systems Inc. (b)                                   207                            3,987
     Comverse Technology Inc. (b)                             6                              140
     Corning Inc. (b)                                         44                             514
     JDS Uniphase Corp. (b)                                   42                             134
     Lucent Technologies Inc. (b)                             135                            508
     Scientific-Atlanta Inc.                                  5                              154
     Tellabs Inc. (b)                                         12                             106
                                                                                             5,962
Textiles - 0.1%
     Cintas Corp.                                             5                              237

Tobacco - 1.2%
     Altria Group Inc.                                        64                             3,886
     Reynolds American Inc. (l)                               5                              364
     UST Inc.                                                 5                              251
                                                                                             4,501
Toys & Hobbies - 0.1%
     Hasbro Inc.                                              5                              102
     Mattel Inc.                                              13                             255
                                                                                             357
Transportation - 1.6%
     Burlington Northern Santa Fe Corp.                       12                             550
     CSX Corp.                                                7                              272
     FedEx Corp.                                              9                              926
     Norfolk Southern Corp.                                   12                             437
     Ryder System Inc.                                        2                              92
     Union Pacific Corp.                                      8                              546
     United Parcel Service Inc.                               35                             2,980
                                                                                             5,803
Wireless Telecommunications - 1.2%
     Motorola Inc.                                            74                             1,269
     Nextel Communications Inc. (b)                           35                             1,045
     Qualcomm Inc.                                            50                             2,141
                                                                                             4,455

     Total Common Stocks (cost $307,012)                                                     350,917

Short Term Investments - 5.0%
Money Market Funds - 2.7%
     Dreyfus Cash Management Plus, 1.98% (a) (n)              9,841                          9,841

Securities Lending Collateral - 2.1%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   7,636                          7,636

U.S. Treasury Bills - 0.1%
     U.S. Treasury Bill, 2.21%, 03/17/05 (m)                  $500                           498

     Total Short Term Investments (cost $17,975)                                             17,975

Total Investments - 101.9% (cost $324,987)                                                   368,892
Other Assets and Liabilities, Net - (1.9%)                                                   (6,808)
Total Net Assets - 100%                                                                      $   362,084


JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                21.0%
     Consumer, Non-cyclical                                   17.2%
     Industrial                                               14.1%
     Consumer, Cyclical                                       13.2%
     Technology                                               9.3%
     Communications                                           8.1%
     Energy                                                   5.0%
     Basic Materials                                          4.6%
     Money Market Investment                                  4.1%
     Utilities                                                3.2%
     Government                                               0.1%
     Diversified                                              0.1%
                                                              100.0%

Common Stocks - 98.6%
Advertising - 0.5%
     Advo Inc.                                                5                          $   165
     APAC Customer Services Inc. (b)                          2                              3
     Catalina Marketing Corp.                                 8                              234
     Greenfield Online Inc. (b)                               1                              22
     Grey Global Group Inc.                                   -                              91
     Marchex Inc. - Class B (b) (l)                           1                              13
     R.H. Donnelley Corp. (b)                                 3                              199
     Sitel Corp. (b)                                          9                              21
     ValueVision Media Inc. - Class A (b)                     3                              38
     Ventiv Health Inc. (b)                                   3                              53
                                                                                             839
Aerospace & Defense - 1.4%
     AAR Corp. (b)                                            5                              65
     Armor Holdings Inc. (b)                                  4                              203
     BE Aerospace Inc. (b)                                    9                              99
     Curtiss-Wright Corp.                                     3                              178
     DRS Technologies Inc. (b)                                4                              154
     Ducommun Inc. (b)                                        1                              22
     EDO Corp.                                                2                              72
     Engineered Support Systems Inc.                          3                              201
     Esterline Technologies Corp. (b)                         4                              122
     GenCorp Inc.                                             7                              129
     Heico Corp.                                              2                              48
     Heico Corp. - Class A                                    -                              2
     Herley Industries Inc. (b)                               2                              32
     Innovative Solutions & Support Inc. (b)                  1                              37
     Kaman Corp. - Class A                                    3                              39
     Moog Inc. - Class A (b)                                  4                              180
     MTC Technologies Inc. (b)                                1                              34
     Orbital Sciences Corp. (b) (l)                           8                              92
     Sequa Corp. - Class A (b)                                1                              55
     Teledyne Technologies Inc. (b)                           5                              141
     Titan Corp. (b)                                          13                             206
     Triumph Group Inc. (b)                                   2                              93
     United Industrial Corp.                                  2                              63
                                                                                             2,267
Agriculture - 0.1%
     Alico Inc. (b)                                           1                              32
     Delta & Pine Land Co.                                    6                              156
     Maui Land & Pineapple Co. Inc. (b)                       -                              16
     Tejon Ranch Co. (b)                                      1                              49
                                                                                             253
Airlines - 0.6%
     Airtran Holdings Inc. (b)                                13                             136
     Alaska Air Group Inc. (b) (l)                            4                              143
     America West Holdings Corp. - Class B (b) (l)            5                              36
     Continental Airlines Inc. (b) (l)                        10                             136
     Delta Air Lines Inc. (b) (l)                             16                             117
     ExpressJet Holdings Inc. (b)                             6                              73
     Flyi Inc. (b) (l)                                        6                              11
     Frontier Airlines Inc. (b)                               5                              62
     Mair Holdings Inc. (b)                                   1                              9
     Mesa Air Group Inc. (b) (l)                              5                              36
     Northwest Airlines Corp. (b) (l)                         11                             120
     Pinnacle Airlines Corp. (b)                              3                              39
     Republic Airways Holdings Inc. (b)                       1                              7
     SkyWest Inc.                                             9                              175
                                                                                             1,100
Alternative Energy - 0.3%
     Danielson Holdings Corp. (b)                             7                              57
     FuelCell Energy Inc. (b) (l)                             6                              62
     Headwaters Inc. (b)                                      5                              145
     KFX Inc. (b) (l)                                         7                              97
     Plug Power Inc. (b) (l)                                  7                              43
     Syntroleum Corp. (b)                                     4                              31
                                                                                             435
Apparel - 0.9%
     Carter's Inc. (b)                                        1                              31
     Cherokee Inc.                                            1                              33
     Deckers Outdoor Corp. (b) (l)                            1                              61
     DHB Industries Inc. (b) (l)                              4                              68
     Guess Inc. (b)                                           2                              25
     Gymboree Corp. (b)                                       4                              56
     Hampshire Group Ltd. (b)                                 -                              6
     Hartmarx Corp. (b)                                       3                              24
     Kellwood Co.                                             4                              142
     K-Swiss Inc. - Class A                                   4                              110
     Oshkosh B'Gosh Inc. - Class A                            1                              22
     Oxford Industries Inc.                                   2                              83
     Perry Ellis International Inc. (b)                       1                              15
     Phillips-Van Heusen                                      4                              96
     Quiksilver Inc. (b)                                      8                              250
     Russell Corp.                                            4                              83
     Skechers U.S.A. Inc. - Class A (b)                       3                              39
     Steven Madden Ltd. (b)                                   2                              32
     Stride Rite Corp.                                        6                              63
     Warnaco Group Inc. (b)                                   7                              150
     Weyco Group Inc.                                         -                              20
     Wolverine World Wide Inc.                                6                              191
                                                                                             1,600
Auto Manufacturers - 0.1%
     ASV Inc. (b)                                             1                              58
     Wabash National Corp. (b)                                4                              120
                                                                                             178
Auto Parts & Equipment - 1.0%
     Aftermarket Technology Corp. (b)                         2                              29
     ArvinMeritor Inc.                                        11                             235
     Bandag Inc.                                              2                              84
     Collins & Aikman Corp. (b)                               6                              26
     Commercial Vehicle Group Inc. (b)                        2                              33
     Cooper Tire & Rubber Co.                                 10                             214
     Exide Technologies (b)                                   3                              40
     Goodyear Tire & Rubber Co. (b) (l)                       23                             336
     Hayes Lemmerz International Inc. (b)                     6                              51
     Keystone Automotive Industries Inc. (b)                  2                              55
     Modine Manufacturing Co.                                 4                              120
     Noble International Ltd.                                 1                              18
     Raytech Corp. (b)                                        2                              4
     Sports Resorts International Inc. (b)                    1                              2
     Standard Motor Products Inc.                             2                              28
     Strattec Security Corp. (b)                              1                              36
     Superior Industries International Inc. (l)               3                              95
     Tenneco Automotive Inc. (b)                              6                              106
     Tower Automotive Inc. (b) (l)                            7                              17
     Visteon Corp.                                            19                             190
                                                                                             1,719
Banks - 8.2%
     1st Source Corp.                                         2                              43
     ABC Bancorp.                                             2                              32
     Alabama National Bancorp.                                2                              127
     Amcore Financial Inc.                                    4                              122
     AmericanWest Bancorp. (b)                                1                              30
     Arrow Financial Corp.                                    1                              35
     Associated Banc-Corp.                                    1                              40
     Bancfirst Corp.                                          -                              38
     Bancorp Inc. (b)                                         1                              15
     Bancorpsouth Inc.                                        12                             283
     BancTrust Financial Group Inc.                           1                              33
     Bank Mutual Corp.                                        12                             145
     Bank of Granite Corp.                                    2                              40
     Bank of the Ozarks Inc.                                  1                              50
     Banner Corp.                                             1                              45
     Boston Private Financial Holdings Inc.                   4                              111
     Bryn Mawr Bank Corp.                                     1                              19
     Camden National Corp.                                    1                              45
     Capital City Bank Group Inc.                             1                              60
     Capital Corp. of the West                                1                              32
     Capital Crossing Bank (b)                                1                              21
     Capitol Bancorp. Ltd.                                    1                              52
     Cascade Bancorp.                                         2                              47
     Cathay Bancorp. Inc.                                     7                              247
     Cavalry Bancorp. Inc. (l)                                -                              7
     Center Financial Corp.                                   1                              28
     Central Coast Bancorp. (b)                               1                              32
     Central Pacific Financial Corp.                          4                              154
     Century Bancorp. Inc. - Class A                          -                              12
     Chemical Financial Corp.                                 4                              155
     Chittenden Corp.                                         7                              193
     Citizens Banking Corp.                                   7                              224
     City Bank Lynnwood                                       1                              40
     City Holding Co.                                         3                              92
     Coastal Financial Corp.                                  2                              38
     CoBiz Inc.                                               2                              40
     Columbia Bancorp.                                        1                              29
     Columbia Banking Systems Inc.                            2                              58
     Community Bank                                           1                              9
     Community Bank System Inc.                               4                              110
     Community Banks Inc.                                     2                              43
     Community Trust Bancorp. Inc.                            2                              57
     Corus Bankshares Inc.                                    2                              114
     CVB Financial Corp.                                      6                              148
     East-West Bancorp. Inc.                                  8                              317
     EuroBancshares Inc. (b)                                  1                              25
     Exchange National Bancshares Inc. (l)                    1                              14
     Farmers Capital Bank Corp.                               1                              37
     Financial Institutions Inc.                              1                              24
     First Bancorp.                                           5                              330
     First Bancorp.                                           2                              48
     First Busey Corp. - Class A                              2                              35
     First Charter Corp.                                      4                              116
     First Citizens Banc Corp. (l)                            -                              9
     First Citizens BancShares Inc. - Class A                 1                              141
     First Commonwealth Financial Corp.                       10                             156
     First Community Bancorp.                                 2                              78
     First Community Bancshares Inc.                          2                              57
     First Financial Bancorp.                                 5                              88
     First Financial Bankshares Inc.                          2                              94
     First Financial Corp.                                    2                              69
     First Indiana Corp.                                      1                              15
     First Merchants Corp.                                    3                              76
     First Midwest Bancorp. Inc.                              7                              253
     First National Bankshares of Florida Inc.                9                              215
     First Oak Brook Bancshares Inc.                          1                              35
     First of Long Island Corp.                               1                              29
     First Republic Bank                                      2                              105
     First State Bancorp.                                     1                              40
     FNB Corp.                                                8                              174
     Foothill Independent Bancorp.                            1                              12
     Frontier Financial Corp.                                 2                              91
     GB&T Bancshares Inc.                                     2                              36
     German American Bancorp.                                 1                              17
     Glacier Bancorp. Inc.                                    4                              126
     Gold Bancorp. Inc.                                       6                              86
     Great Southern Bancorp. Inc.                             2                              53
     Greater Bay Bancorp.                                     8                              217
     Greater Community Bancorp.                               -                              -
     Greene County Bancshares Inc. (l)                        1                              18
     Hancock Holding Co.                                      4                              139
     Hanmi Financial Corp.                                    2                              78
     Harleysville National Corp.                              4                              104
     Heartland Financial USA Inc.                             1                              30
     IBERIABANK Corp.                                         1                              61
     Independent Bank Corp.                                   3                              83
     Independent Bank Corp.                                   2                              74
     Integra Bank Corp.                                       2                              51
     Interchange Financial Services Corp.                     2                              40
     International Bancshares Corp.                           -                              2
     Irwin Financial Corp.                                    2                              70
     Lakeland Bancorp. Inc.                                   3                              47
     Lakeland Financial Corp.                                 1                              35
     Macatawa Bank Corp.                                      1                              41
     Main Street Banks Inc.                                   2                              82
     MainSource Financial Group Inc.                          1                              34
     MB Financial Corp.                                       3                              117
     MBT Financial Corp.                                      2                              49
     Mercantile Bank Corp.                                    1                              40
     Mid-State Bancshares                                     4                              103
     Midwest Banc Holdings Inc.                               2                              34
     Nara Bancorp. Inc.                                       3                              56
     National Bankshares Inc. (l)                             -                              24
     National Penn Bancshares Inc.                            5                              145
     NBC Capital Corp.                                        1                              28
     NBT Bancorp. Inc.                                        5                              127
     Oak Hill Financial Inc.                                  1                              22
     Old National Bancorp.                                    10                             259
     Old Second Bancorp. Inc.                                 2                              65
     Omega Financial Corp.                                    2                              55
     Oriental Financial Group Inc.                            3                              73
     Pacific Capital Bancorp.                                 7                              232
     Park National Corp.                                      2                              297
     Peapack Gladstone Financial Corp.                        1                              37
     Pennrock Financial Services Corp.                        1                              45
     Penns Woods Bancorp. Inc.                                -                              17
     Peoples Bancorp. Inc.                                    2                              43
     Peoples Holding Co.                                      1                              42
     Placer Sierra Bancshares                                 1                              20
     PrivateBancorp Inc.                                      2                              78
     Prosperity Bancshares Inc.                               2                              67
     Provident Bankshares Corp.                               5                              175
     R&G Financial Corp. - Class B                            4                              163
     Republic Bancorp. Inc.                                   10                             158
     Republic Bancorp. Inc. - Class A                         1                              30
     Riggs National Corp.                                     3                              54
     Royal Bancshares of Pennsylvania - Class A               1                              16
     S&T Bancorp. Inc.                                        4                              133
     S.Y. Bancorp. Inc.                                       2                              38
     Sandy Spring Bancorp. Inc.                               2                              86
     Santander BanCorp.                                       1                              26
     SCBT Financial Corp.                                     1                              40
     Seacoast Banking Corp.                                   2                              38
     Security Bank Corp.                                      1                              24
     Shore Bancshares Inc.                                    1                              27
     Signature Bank (b)                                       1                              29
     Silicon Valley Bancshares (b)                            5                              233
     Simmons First National Corp. - Class A                   2                              58
     Smithtown Bancorp. Inc.                                  1                              25
     Southern Community Financial Corp.                       2                              23
     Southside Bancshares Inc.                                1                              28
     Southwest Bancorp. Inc.                                  2                              38
     Southwest Bancorp. of Texas Inc.                         10                             240
     State Bancorp. Inc.                                      1                              33
     State Financial Services Corp.                           1                              27
     Sterling Bancorp. - NYS                                  2                              64
     Sterling Bancshares Inc.                                 7                              97
     Sterling Financial Corp.                                 3                              94
     Suffolk Bancorp.                                         2                              55
     Sun Bancorp. Inc. (b)                                    1                              36
     Susquehanna Bancshares Inc.                              7                              168
     Taylor Capital Group Inc.                                1                              17
     Texas Capital Bancshares Inc. (b)                        3                              67
     Texas Regional Bancshares Inc. - Class A                 6                              203
     Tompkins Trustco Inc.                                    1                              54
     Trico Bancshares                                         2                              40
     TrustCo Bancorp.                                         11                             150
     Trustmark Corp.                                          7                              221
     UMB Financial Corp.                                      2                              125
     Umpqua Holdings Corp.                                    6                              162
     Union Bankshares Corp.                                   1                              50
     United Bankshares Inc.                                   6                              210
     United Community Banks Inc.                              4                              109
     Univest Corp. of Pennsylvania                            1                              55
     Unizan Financial Corp.                                   3                              68
     USB Holding Co. Inc.                                     2                              44
     Virginia Commerce Bancorp. (b) (l)                       1                              29
     Virginia Financial Group Inc.                            1                              38
     Washington Trust Bancorp. Inc.                           2                              57
     WesBanco Inc.                                            3                              89
     West Bancorp.                                            2                              43
     West Coast Bancorp.                                      2                              54
     Westamerica Bancorp.                                     5                              283
     Western Sierra Bancorp. (b)                              1                              37
     Wilshire Bancorp Inc. (b)                                2                              33
     Wintrust Financial Corp.                                 3                              178
     Yardville National Bancorp.                              1                              43
                                                                                             14,292
Beverages - 0.1%
     Boston Beer Co. Inc. - Class A (b)                       1                              28
     Coca-Cola Co.                                            1                              33
     Farmer Bros. Co.                                         1                              23
     Hansen Natural Corp. (b)                                 1                              29
     National Beverage Corp. (b)                              1                              6
     Peet's Coffee & Tea Inc. (b)                             2                              49
                                                                                             168
Biotechnology - 2.0%
     Aksys Ltd. (b) (l)                                       1                              6
     Alexion Pharmaceuticals Inc. (b)                         4                              101
     Applera Corp. - Celera Genomics Group (b)                11                             152
     Ariad Pharmaceuticals Inc. (b)                           8                              59
     Avant Immunotherapeutics Inc. (b)                        12                             23
     Axonyx Inc. (b)                                          8                              47
     Barrier Therapeutics Inc. (b)                            1                              17
     BioCryst Pharmaceuticals Inc. (b)                        2                              14
     Bio-Rad Laboratories Inc. - Class A (b)                  3                              149
     Cambrex Corp.                                            4                              108
     CancerVax Corp. (b) (l)                                  2                              26
     Cell Genesys Inc. (b) (l)                                7                              54
     Ciphergen Biosystems Inc. (b)                            3                              12
     Corgentech Inc. (b)                                      1                              8
     CuraGen Corp. (b) (l)                                    7                              47
     Curis Inc. (b)                                           7                              36
     Cytogen Corp. (b)                                        2                              24
     Cytokinetics Inc. (b)                                    1                              11
     Decode Genetics Inc. (b)                                 7                              56
     Digene Corp. (b)                                         2                              52
     Diversa Corp. (b)                                        4                              31
     Encysive Pharmaceuticals Inc. (b)                        8                              83
     Enzo Biochem Inc. (b)                                    4                              71
     Enzon Pharmaceuticals Inc. (b)                           6                              89
     Exelixis Inc. (b)                                        9                              88
     Genaera Corp. (b)                                        9                              29
     Gene Logic Inc. (b)                                      4                              14
     Genelabs Technologies (b)                                12                             14
     Genencor International Inc. (b)                          1                              19
     Geron Corp. (b) (l)                                      7                              55
     GTx Inc. (b)                                             1                              12
     Harvard Bioscience Inc. (b)                              1                              3
     Human Genome Sciences Inc. (b)                           20                             236
     Illumina Inc. (b)                                        5                              43
     Immunogen Inc. (b)                                       6                              49
     Immunomedics Inc. (b)                                    7                              20
     Incyte Corp. (b)                                         10                             102
     Integra LifeSciences Holdings Corp. (b)                  3                              115
     InterMune Inc. (b)                                       4                              58
     Keryx Biopharmaceuticals Inc. (b)                        3                              38
     Kosan Biosciences Inc. (b)                               3                              21
     Lexicon Genetics Inc. (b)                                10                             75
     Lifecell Corp. (b)                                       4                              45
     Marshall Edwards Inc. (b)                                1                              7
     Maxim Pharmaceuticals Inc. (b) (l)                       4                              11
     Maxygen Inc. (b)                                         3                              44
     Momenta Pharmaceuticals Inc. (b)                         1                              7
     Myogen Inc. (b)                                          3                              23
     Myriad Genetics Inc. (b)                                 5                              103
     Nanogen Inc. (b) (l)                                     7                              53
     Neose Technologies Inc. (b)                              3                              18
     Northfield Laboratories Inc. (b) (l)                     3                              65
     Oscient Pharmaceuticals Corp. (b)                        9                              34
     Peregrine Pharmaceuticals Inc. (b)                       14                             16
     Praecis Pharmaceuticals Inc. (b)                         7                              13
     Regeneration Technologies Inc. (b)                       4                              37
     Regeneron Pharmaceuticals Inc. (b)                       5                              50
     Seattle Genetics Inc. (b)                                5                              31
     Serologicals Corp. (b)                                   5                              114
     SuperGen Inc. (b)                                        7                              52
     Telik Inc. (b)                                           7                              127
     Tercica Inc. (b)                                         1                              8
     Third Wave Technologies Inc. (b)                         4                              34
     Transkaryotic Therapies Inc. (b)                         4                              116
     Vertex Pharmaceuticals Inc. (b)                          12                             127
                                                                                             3,402
Building Materials - 1.1%
     Aaon Inc. (b)                                            1                              21
     Apogee Enterprises Inc.                                  4                              56
     Comfort Systems USA Inc. (b)                             6                              44
     Drew Industries Inc. (b)                                 1                              35
     Eagle Materials Inc.                                     3                              241
     ElkCorp.                                                 3                              104
     Genlyte Group Inc. (b)                                   2                              158
     Lennox International Inc.                                7                              137
     LSI Industries Inc.                                      3                              33
     NCI Building Systems Inc. (b)                            3                              107
     Simpson Manufacturing Co. Inc.                           6                              192
     Texas Industries Inc.                                    3                              197
     Trex Co. Inc. (b)                                        2                              81
     Universal Forest Products Inc.                           2                              104
     US Concrete Inc. (b)                                     3                              25
     USG Corp. (b) (l)                                        5                              195
     York International Corp.                                 6                              217
                                                                                             1,947
Chemicals - 2.7%
     A. Schulman Inc.                                         4                              96
     Aceto Corp.                                              2                              45
     Airgas Inc.                                              9                              241
     Albemarle Corp.                                          5                              185
     American Vanguard Corp. (l)                              1                              26
     Arch Chemicals Inc.                                      3                              99
     Cabot Microelectronics Corp. (b)                         4                              152
     Crompton Corp.                                           17                             203
     Cytec Industries Inc.                                    6                              303
     Ferro Corp.                                              6                              147
     FMC Corp. (b)                                            6                              266
     Georgia Gulf Corp.                                       4                              213
     Great Lakes Chemical Corp.                               8                              219
     HB Fuller Co.                                            4                              122
     Hercules Inc. (b)                                        17                             246
     Kronos Worldwide Inc.                                    -                              20
     MacDermid Inc.                                           4                              148
     Minerals Technologies Inc.                               3                              205
     NewMarket Corp. (b)                                      2                              37
     NL Industries (b)                                        1                              25
     Octel Corp.                                              2                              40
     Olin Corp.                                               10                             230
     OM Group Inc. (b)                                        4                              134
     Omnova Solutions Inc. (b)                                6                              34
     PolyOne Corp. (b)                                        13                             122
     Quaker Chemical Corp.                                    1                              29
     Sensient Technologies Corp.                              7                              171
     Solutia Inc. (b)                                         9                              10
     Spartech Corp.                                           4                              100
     Stepan Co.                                               1                              20
     Symyx Technologies Inc. (b)                              4                              129
     Terra Industries Inc. (b) (l)                            7                              65
     The Mosaic Co. (b)                                       17                             285
     UAP Holding Corp. (b)                                    4                              69
     Valhi Inc.                                               1                              24
     W.R. Grace & Co. (b)                                     10                             135
     Wellman Inc.                                             5                              52
     Westlake Chemical Corp.                                  2                              57
                                                                                             4,704
Commercial Services - 4.1%
     Aaron Rents Inc.                                         6                              144
     ABM Industries Inc.                                      6                              112
     ACE Cash Express Inc. (b)                                1                              42
     Administaff Inc. (b)                                     3                              41
     Advisory Board Co. (b)                                   3                              100
     Albany Molecular Research Inc. (b)                       4                              40
     Alderwoods Group Inc. (b)                                6                              70
     AMN Healthcare Services Inc. (b)                         2                              28
     Arbitron Inc. (b)                                        5                              179
     Banta Corp.                                              4                              168
     Bowne & Co. Inc.                                         5                              87
     Bright Horizons Family Solutions Inc. (b)                2                              127
     CDI Corp.                                                2                              37
     Central Parking Corp.                                    3                              42
     Century Business Services Inc. (b)                       9                              39
     Charles River Associates Inc. (b)                        1                              69
     Chemed Corp.                                             2                              126
     Clark Inc. (b)                                           3                              39
     Coinstar Inc. (b)                                        4                              100
     Consolidated Graphics Inc. (b)                           2                              79
     Cornell Cos. Inc. (b)                                    2                              30
     Corrections Corp. of America (b)                         5                              216
     Corvel Corp. (b)                                         1                              25
     CoStar Group Inc. (b)                                    2                              110
     CPI Corp.                                                1                              12
     Cross Country Healthcare Inc. (b)                        3                              61
     DiamondCluster International Inc. (b)                    3                              47
     Dollar Thrifty Automotive Group (b)                      4                              111
     Educate Inc. (b)                                         3                              34
     Electro Rent Corp. (b)                                   3                              36
     Euronet Worldwide Inc. (b)                               3                              89
     Exponent Inc. (b)                                        1                              25
     First Advantage Corp. - Class A (b)                      1                              12
     First Consulting Group Inc. (b)                          2                              13
     First Health Group Corp. (b)                             14                             258
     Forrester Research Inc. (b)                              2                              36
     FTI Consulting Inc. (b) (l)                              6                              136
     Gartner Inc. (b)                                         8                              101
     Geo Group Inc. (b)                                       1                              30
     Gevity HR Inc.                                           4                              74
     Greg Manning Auctions Inc. (b) (l)                       1                              6
     Healthcare Services Group                                2                              47
     Heidrick & Struggles International Inc. (b)              3                              88
     Hooper Holmes Inc.                                       9                              52
     Hudson Highland Group Inc. (b)                           1                              43
     Huron Consulting Group Inc. (b)                          1                              22
     Insurance Auto Auctions Inc. (b)                         1                              31
     Integrated Electrical Services Inc. (b) (l)              4                              21
     Interactive Data Corp. (b)                               5                              117
     Intersections Inc. (b)                                   1                              19
     iPayment Holdings Inc. (b)                               2                              78
     Jackson Hewitt Tax Service Inc.                          6                              143
     Kelly Services Inc. - Class A                            3                              79
     kforce Inc. (b)                                          4                              42
     Korn/Ferry International (b)                             5                              96
     Labor Ready Inc. (b)                                     6                              102
     Landauer Inc.                                            1                              61
     Learning Tree International Inc. (b)                     1                              17
     LECG Corp. (b)                                           2                              34
     MAXIMUS Inc. (b)                                         3                              86
     McGrath Rentcorp.                                        1                              63
     Medical Staffing Network Holdings Inc. (b)               2                              16
     Midas Inc. (b)                                           2                              44
     Monro Muffler Brake Inc. (b)                             1                              37
     MPS Group Inc. (b)                                       16                             194
     Navigant Consulting Inc. (b)                             7                              184
     NCO Group Inc. (b)                                       4                              102
     Parexel International Corp. (b)                          4                              78
     PDI Inc. (b)                                             1                              27
     PRA International (b)                                    1                              32
     Pre-Paid Legal Services Inc. (l)                         1                              52
     PRG-Schultz International Inc. (b)                       6                              31
     Princeton Review Inc. (b)                                2                              15
     Proxymed Inc. (b)                                        1                              10
     QC Holdings Inc. (b)                                     1                              15
     Quanta Services Inc. (b)                                 11                             85
     Rent-Way Inc. (b)                                        4                              30
     Resources Connection Inc. (b)                            3                              187
     Rewards Network Inc. (b)                                 3                              18
     Rollins Inc.                                             3                              77
     SFBC International Inc. (b)                              2                              77
     Sotheby's Holdings Inc. - Class A (b)                    7                              121
     Source Interlink Cos. Inc. (b)                           3                              36
     SOURCECORP Inc. (b)                                      2                              47
     Spherion Corp. (b)                                       9                              77
     Startek Inc.                                             2                              45
     Stewart Enterprises Inc. - Class A (b)                   16                             110
     Strayer Education Inc.                                   2                              244
     TeleTech Holdings Inc. (b)                               5                              52
     TNS Inc. (b)                                             1                              15
     United Rentals Inc. (b)                                  6                              121
     Universal Technical Institute Inc. (b)                   2                              82
     Valassis Communications Inc. (b)                         8                              279
     Vertrue Inc. (b) (l)                                     1                              29
     Volt Information Sciences Inc. (b)                       1                              33
     Watson Wyatt & Co. Holdings                              5                              128
                                                                                             7,102
Computers - 3.1%
     3D Systems Corp. (b)                                     -                              3
     ActivCard Corp. (b)                                      6                              54
     Advanced Digital Information Corp. (b)                   9                              95
     Agilysys Inc.                                            4                              75
     Ansoft Corp. (b)                                         1                              22
     Anteon International Corp. (b)                           4                              171
     BISYS Group Inc. (b)                                     18                             298
     Brocade Communications Systems Inc. (b)                  39                             299
     CACI International Inc. - Class A (b)                    4                              301
     CapitalSource Inc. (b)                                   3                              12
     Carreker Corp. (b)                                       3                              24
     Catapult Communications Corp. (b)                        1                              24
     Ciber Inc. (b)                                           8                              75
     Covansys Corp. (b)                                       3                              52
     Cray Inc. (b)                                            13                             59
     Cyberguard Corp. (b) (l)                                 2                              14
     Digimarc Corp. (b)                                       2                              22
     Dot Hill Systems Corp. (b)                               6                              50
     Echelon Corp. (b)                                        4                              34
     Electronics for Imaging Inc. (b)                         8                              142
     Factset Research Systems Inc.                            3                              181
     Gateway Inc. (b)                                         34                             202
     Hutchinson Technology Inc. (b)                           4                              133
     iGate Capital Corp. (b)                                  3                              13
     Imation Corp.                                            5                              172
     InFocus Corp. (b)                                        6                              56
     Integral Systems Inc.                                    1                              22
     Intergraph Corp. (b)                                     5                              137
     InterVoice Inc. (b)                                      5                              71
     Iomega Corp. (b)                                         7                              41
     Kanbay International Inc. (b)                            1                              34
     Komag Inc. (b)                                           4                              76
     Kronos Inc. (b)                                          5                              237
     LaserCard Corp. (b) (l)                                  2                              16
     Lexar Media Inc. (b) (l)                                 10                             82
     Magma Design Automation Inc. (b)                         3                              43
     Manhattan Associates Inc. (b)                            4                              106
     Maxwell Technologies Inc. (b)                            2                              16
     McData Corp. (b)                                         17                             103
     Mentor Graphics Corp. (b)                                12                             177
     Mercury Computer Systems Inc. (b)                        3                              95
     Micros Systems Inc. (b)                                  2                              190
     Mobility Electronics Inc. (b)                            3                              29
     MTS Systems Corp.                                        3                              103
     Ness Technologies Inc. (b)                               2                              31
     Netscout Systems Inc. (b)                                3                              24
     Overland Storage Inc. (b)                                2                              31
     PalmOne Inc. (b) (l)                                     6                              201
     Pec Solutions Inc. (b)                                   2                              26
     Perot Systems Corp. (b)                                  11                             183
     Pomeroy Computer Resources (b)                           1                              14
     Quantum Corp. (b)                                        26                             68
     Radiant Systems Inc. (b)                                 1                              8
     RadiSys Corp. (b)                                        3                              52
     SI International Inc. (b)                                1                              31
     Silicon Graphics Inc. (b) (l)                            28                             49
     Silicon Storage Technology Inc. (b)                      12                             71
     SRA International Inc. - Class A (b)                     2                              126
     Stratasys Inc. (b) (l)                                   1                              42
     SYKES Enterprises Inc. (b)                               4                              25
     Synaptics Inc. (b)                                       3                              99
     Synplicity Inc. (b)                                      2                              9
     Syntel Inc.                                              1                              19
     Talx Corp.                                               2                              53
     Tier Technologies Inc. - Class B (b)                     3                              23
     Transact Technologies Inc. (b)                           1                              26
     Tyler Technologies Inc. (b)                              5                              45
     Xybernaut Corp. (b) (l)                                  19                             25
                                                                                             5,442
Cosmetics & Personal Care - 0.1%
     Chattem Inc. (b)                                         3                              83
     DEL Laboratories Inc. (b)                                1                              27
     Elizabeth Arden Inc. (b)                                 3                              81
     Inter Parfums Inc. (l)                                   1                              10
     Revlon Inc. - Class A (b)                                22                             50
                                                                                             251
Distribution & Wholesale - 0.9%
     Advanced Marketing Services Inc.                         2                              21
     Aviall Inc. (b)                                          4                              83
     Beacon Roofing Supply Inc. (b)                           2                              40
     Brightpoint Inc. (b)                                     3                              49
     Building Material Holding Corp.                          2                              74
     Central European Distribution Corp. (b)                  2                              55
     Handleman Co.                                            3                              72
     LKQ Corp. (b)                                            2                              44
     Navarre Corp. (b)                                        3                              58
     Nuco2 Inc. (b) (l)                                       1                              22
     Owens & Minor Inc.                                       6                              167
     ScanSource Inc. (b)                                      2                              120
     SCP Pool Corp.                                           8                              256
     United Stationers Inc. (b)                               5                              235
     Watsco Inc.                                              3                              119
     WESCO International Inc. (b)                             3                              91
                                                                                             1,506
Diversified Financial Services - 1.4%
     Accredited Home Lenders Holding Co. (b)                  2                              117
     Advanta Corp. - Class B                                  3                              73
     Affiliated Managers Group Inc. (b)                       4                              248
     Archipelago Holdings Inc. (b)                            2                              34
     Asset Acceptance Capital Corp. (b)                       1                              26
     Asta Funding Inc.                                        1                              38
     BKF Capital Group Inc.                                   1                              34
     Calamos Asset Management Inc. - Class A (b)              4                              95
     Charter Municipal Mortgage Acceptance Co.                7                              161
     Cohen & Steers Inc.                                      1                              16
     Collegiate Funding Services LLC (b)                      1                              17
     CompuCredit Corp. (b)                                    3                              74
     Credit Acceptance Corp. (b)                              2                              40
     Education Lending Group Inc. (b) (l)                     2                              29
     Encore Capital Group Inc. (b)                            2                              43
     eSPEED Inc. (b)                                          3                              43
     Federal Agricultural Mortgage Corp. - Class C            1                              27
     Financial Federal Corp.                                  3                              102
     Gabelli Asset Management Inc. - Class A (l)              1                              49
     Greenhill & Co. Inc.                                     1                              23
     Investment Technology Group Inc. (b)                     6                              129
     Knight Trading Group Inc. (b) (l)                        18                             192
     LaBranche & Co. Inc. (b) (l)                             8                              73
     MarketAxess Holdings Inc. (b)                            1                              14
     Marlin Business Services Inc. (b)                        1                              15
     Metris Cos. Inc. (b)                                     5                              58
     National Financial Partners Corp.                        5                              194
     Nelnet Inc. (b)                                          1                              35
     Piper Jaffray Cos. (b)                                   3                              144
     Portfolio Recovery Associates Inc. (b)                   2                              73
     Sanders Morris Harris Group Inc.                         2                              32
     Stifel Financial Corp. (b)                               1                              23
     SWS Group Inc.                                           2                              51
     United PanAm Financial Corp. (b)                         1                              17
     World Acceptance Corp. (b)                               2                              67
                                                                                             2,396
Electric - 1.6%
     Aquila Inc. (b)                                          36                             132
     Avista Corp.                                             7                              129
     Black Hills Corp.                                        5                              151
     Calpine Corp. (b) (l)                                    67                             264
     Central Vermont Public Service Corp.                     2                              44
     CH Energy Group Inc.                                     2                              112
     Cleco Corp.                                              7                              145
     CMS Energy Corp. (b) (l)                                 29                             306
     Duquesne Light Holdings Inc.                             12                             217
     El Paso Electric Co. (b)                                 7                              132
     Empire District Electric Co.                             4                              87
     Idacorp Inc.                                             6                              194
     MGE Energy Inc.                                          3                              106
     Ormat Technologies Inc. (b)                              1                              20
     Otter Tail Corp.                                         4                              113
     PNM Resources Inc.                                       9                              230
     Sierra Pacific Resources (b)                             18                             186
     UIL Holdings Corp.                                       2                              94
     Unisource Energy Corp.                                   5                              120
                                                                                             2,782
Electrical Components & Equipment - 0.9%
     Advanced Energy Industries Inc. (b)                      3                              28
     American Superconductor Corp. (b)                        4                              54
     Artesyn Technologies Inc. (b)                            5                              58
     Belden CDT Inc.                                          7                              164
     C&D Technologies Inc.                                    4                              62
     Capstone Turbine Corp. (b)                               9                              16
     Cherokee International Corp. (b)                         1                              12
     Color Kinetics Inc. (b)                                  1                              11
     Encore Wire Corp. (b)                                    2                              30
     Energy Conversion Devices Inc. (b)                       3                              57
     EnerSys Manufactures Inc. (b)                            2                              29
     General Cable Corp. (b)                                  6                              81
     GrafTech International Ltd. (b)                          14                             135
     Intermagnetics General Corp. (b)                         4                              104
     Littelfuse Inc. (b)                                      3                              112
     Magnetek Inc. (b)                                        3                              23
     Medis Technologies Ltd. (b) (l)                          2                              36
     Powell Industries Inc. (b)                               1                              16
     Power-One Inc. (b)                                       9                              84
     Rayovac Corp. (b)                                        5                              155
     Research Frontiers Inc. (b) (l)                          1                              8
     Ultralife Batteries Inc. (b)                             2                              41
     Universal Display Corp. (b)                              3                              28
     Valence Technology Inc. (b) (l)                          10                             30
     Vicor Corp.                                              3                              37
     Wilson Greatbatch Technologies Inc. (b)                  3                              72
                                                                                             1,483
Electronics - 2.6%
     Analogic Corp.                                           2                              78
     BEI Technologies Inc.                                    2                              49
     Bel Fuse Inc. - Class B                                  2                              58
     Benchmark Electronics Inc. (b)                           6                              206
     Brady Corp. - Class A                                    3                              172
     California Micro Devices Corp. (b)                       3                              22
     Checkpoint Systems Inc. (b)                              6                              103
     Coherent Inc. (b)                                        4                              136
     CTS Corp.                                                5                              73
     Cubic Corp.                                              2                              59
     Cyberoptics Corp. (b)                                    1                              16
     Cymer Inc. (b)                                           6                              164
     Daktronics Inc. (b)                                      2                              51
     DDi Corp. (b) (l)                                        4                              11
     Dionex Corp. (b)                                         3                              158
     Electro Scientific Industries Inc. (b)                   4                              80
     Excel Technology Inc. (b)                                2                              47
     Faro Technologies Inc. (b)                               2                              50
     FEI Co. (b)                                              4                              77
     Identix Inc. (b)                                         13                             96
     Ii-Vi Inc. (b)                                           2                              72
     Itron Inc. (b)                                           3                              76
     Keithley Instruments Inc.                                2                              35
     Kemet Corp. (b)                                          13                             114
     LeCroy Corp. (b)                                         1                              28
     Measurement Specialties Inc. (b)                         2                              41
     Merix Corp. (b)                                          2                              29
     Methode Electronics Inc.                                 5                              67
     Metrologic Instruments Inc. (b)                          1                              32
     Molecular Devices Corp. (b)                              2                              45
     Multi-Fineline Electronix Inc. (b)                       1                              16
     OSI Systems Inc. (b)                                     2                              51
     Park Electrochemical Corp.                               3                              55
     Paxar Corp. (b)                                          5                              113
     Photon Dynamics Inc. (b)                                 2                              59
     Planar Systems Inc. (b)                                  2                              24
     Plexus Corp. (b)                                         6                              82
     RAE Systems Inc. (b)                                     5                              39
     Rofin-Sinar Technologies Inc. (b)                        2                              93
     Rogers Corp. (b)                                         2                              105
     SBS Technologies Inc. (b)                                2                              31
     Sonic Solutions Inc. (b) (l)                             3                              64
     Spatialight Inc. (b) (l)                                 4                              31
     Stoneridge Inc. (b)                                      2                              34
     Sypris Solutions Inc.                                    1                              16
     Taser International Inc. (b) (l)                         7                              231
     Technitrol Inc. (b)                                      6                              111
     Thomas & Betts Corp. (b)                                 9                              273
     Trimble Navigation Ltd. (b)                              8                              251
     TTM Technologies Inc. (b)                                6                              71
     Varian Inc. (b)                                          5                              215
     Viisage Technology Inc. (b)                              5                              41
     Watts Industries Inc.                                    4                              116
     Woodhead Industries Inc.                                 2                              26
     Woodward Governor Co.                                    2                              109
     X-Rite Inc.                                              3                              51
     Zygo Corp. (b)                                           2                              32
                                                                                             4,585
Engineering & Construction - 0.6%
     Dycom Industries Inc. (b)                                7                              225
     EMCOR Group Inc. (b)                                     2                              104
     Granite Construction Inc.                                5                              134
     Infrasource Services Inc. (b)                            1                              17
     Insituform Technologies Inc. (b)                         4                              90
     Layne Christensen Co. (b)                                2                              27
     Perini Corp. (b)                                         1                              18
     Shaw Group Inc. (b)                                      10                             171
     URS Corp. (b)                                            5                              149
     Washington Group International Inc. (b)                  4                              158
                                                                                             1,093
Entertainment - 1.1%
     Alliance Gaming Corp. (b) (l)                            8                              107
     Argosy Gaming Co. (b)                                    4                              183
     Bluegreen Corp. (b)                                      3                              50
     Carmike Cinemas Inc.                                     1                              44
     Championship Auto Racing Teams Inc. (b)                  1                              -
     Churchill Downs Inc.                                     1                              49
     Dover Downs Gaming & Entertainment Inc.                  1                              15
     Dover Motorsports Inc.                                   3                              15
     Empire Resorts Inc. (b) (l)                              1                              14
     Isle of Capri Casinos Inc. (b)                           2                              51
     Lakes Entertainment Inc. (b)                             2                              39
     Macrovision Corp. (b)                                    7                              191
     Magna Entertainment Corp. (b)                            5                              33
     Nevada Gold & Casinos Inc. (b)                           1                              15
     Penn National Gaming Inc. (b)                            5                              292
     Pinnacle Entertainment Inc. (b)                          6                              120
     Scientific Games Corp. - Class A (b)                     12                             274
     Shuffle Master Inc. (b) (l)                              4                              166
     Six Flags Inc. (b) (l)                                   13                             70
     Speedway Motorsports Inc.                                2                              90
     Steinway Musical Instruments (b)                         1                              26
     Sunterra Corp. (b)                                       3                              37
     Vail Resorts Inc. (b)                                    3                              66
                                                                                             1,947
Environmental Control - 0.6%
     Aleris International Inc. (b)                            4                              66
     Calgon Carbon Corp.                                      5                              46
     Casella Waste Systems Inc. (b)                           3                              43
     Darling International Inc. (b)                           10                             43
     Duratek Inc. (b)                                         1                              36
     Ionics Inc. (b)                                          3                              120
     Metal Management Inc.                                    3                              73
     Mine Safety Appliances Co.                               3                              166
     Tetra Tech Inc. (b)                                      8                              142
     TRC Cos. Inc. (b)                                        1                              22
     Waste Connections Inc. (b)                               7                              247
                                                                                             1,004
Food - 1.2%
     American Italian Pasta Co. (l)                           2                              57
     Arden Group Inc. - Class A                               -                              16
     Cal-Maine Foods Inc. (l)                                 2                              25
     Chiquita Brands International Inc.                       6                              132
     Corn Products International Inc.                         6                              295
     Flowers Foods Inc.                                       5                              165
     Gold Kist Inc. (b)                                       2                              30
     Great Atlantic & Pacific Tea Co. Inc. (b)                2                              25
     Hain Celestial Group Inc. (b)                            4                              77
     Ingles Markets Inc. - Class A                            1                              17
     J&J Snack Foods Corp.                                    1                              42
     John B. Sanfilippo & Son (b)                             1                              24
     Lance Inc.                                               4                              72
     M&F Worldwide Corp. (b)                                  1                              19
     MGP Ingredients Inc.                                     1                              10
     Monterey Pasta Co. (b)                                   1                              4
     Nash Finch Co.                                           2                              71
     Pathmark Stores Inc. (b)                                 5                              27
     Performance Food Group Co. (b)                           7                              188
     Ralcorp Holdings Inc.                                    4                              184
     Ruddick Corp.                                            5                              109
     Sanderson Farms Inc.                                     2                              67
     Seaboard Corp.                                           -                              32
     United Natural Foods Inc. (b)                            6                              185
     Weis Markets Inc.                                        2                              63
     Wild Oats Markets Inc. (b)                               4                              36
     Winn-Dixie Stores Inc.                                   12                             54
                                                                                             2,026
Forest Products & Paper - 0.5%
     Buckeye Technologies Inc. (b)                            4                              55
     Caraustar Industries Inc. (b)                            4                              71
     Deltic Timber Corp.                                      2                              64
     Longview Fibre Co.                                       8                              140
     P.H. Glatfelter Co.                                      4                              64
     Pope & Talbot Inc.                                       2                              38
     Potlatch Corp.                                           4                              225
     Rock-Tenn Co. - Class A                                  4                              64
     Schweitzer-Mauduit International Inc.                    2                              76
     Wausau-Mosinee Paper Corp.                               7                              120
                                                                                             917
Gas - 1.5%
     Atmos Energy Corp. (l)                                   12                             315
     Cascade Natural Gas Corp.                                2                              35
     Energen Corp.                                            5                              320
     EnergySouth Inc.                                         1                              28
     Laclede Group Inc.                                       3                              94
     New Jersey Resources Corp.                               4                              182
     Nicor Inc. (l)                                           7                              244
     Northwest Natural Gas Co.                                4                              139
     Peoples Energy Corp.                                     6                              251
     Piedmont Natural Gas Co.                                 12                             267
     South Jersey Industries Inc.                             2                              108
     Southern Union Co. (b)                                   10                             240
     Southwest Gas Corp.                                      5                              130
     WGL Holdings Inc.                                        7                              225
                                                                                             2,578
Hand & Machine Tools - 0.5%
     Baldor Electric Co.                                      5                              136
     Franklin Electric Co. Inc.                               2                              103
     Kennametal Inc.                                          5                              271
     Lincoln Electric Holdings Inc.                           5                              170
     Milacron Inc. (b)                                        6                              21
     Regal-Beloit Corp.                                       4                              108
                                                                                             809
Healthcare - 5.8%
     Abaxis Inc. (b)                                          3                              39
     Abiomed Inc. (b) (l)                                     2                              37
     Advanced Medical Optics Inc. (b) (l)                     5                              222
     Advanced Neuromodulation Systems Inc. (b) (l)            3                              117
     Align Technology Inc. (b) (l)                            8                              83
     Alliance Imaging Inc. (b)                                2                              23
     Amedisys Inc. (b)                                        2                              65
     America Service Group Inc. (b)                           2                              40
     American Healthways Inc. (b)                             4                              144
     American Medical Systems Holdings Inc. (b)               4                              161
     AMERIGROUP Corp. (b)                                     4                              285
     Amsurg Corp. (b)                                         5                              134
     Animas Corp. (b)                                         1                              9
     Apria Healthcare Group Inc. (b)                          8                              247
     Arrow International Inc.                                 3                              91
     Arthrocare Corp. (b)                                     3                              103
     Aspect Medical Systems Inc. (b)                          2                              43
     Beverly Enterprises Inc. (b)                             16                             148
     Biolase Technology Inc. (l)                              3                              32
     Bio-Reference Labs Inc. (b)                              1                              23
     Biosite Inc. (b) (l)                                     2                              118
     Bioveris Corp. (b)                                       3                              24
     Bruker BioSciences Corp. (b)                             3                              11
     Candela Corp. (b)                                        3                              34
     Cardiac Science Inc. (b)                                 11                             23
     Cardiodynamics International Corp. (b)                   5                              26
     Centene Corp. (b)                                        6                              174
     Cepheid Inc. (b)                                         6                              60
     Cerus Corp. (b)                                          2                              5
     Closure Medical Corp. (b)                                1                              21
     Conceptus Inc. (b) (l)                                   4                              29
     CONMED Corp. (b)                                         4                              127
     CTI Molecular Imaging Inc. (b)                           5                              67
     Cyberonics Inc. (b)                                      3                              52
     Datascope Corp.                                          2                              66
     Diagnostic Products Corp. (l)                            3                              187
     DJ Orthopedics Inc. (b)                                  3                              57
     Encore Medical Corp. (b)                                 5                              31
     Endocardial Solutions Inc. (b)                           3                              37
     Epix Medical Inc. (b)                                    3                              60
     Exactech Inc. (b)                                        1                              16
     E-Z-EM Inc. (b)                                          1                              15
     Foxhollow Technologies Inc. (b)                          1                              17
     Genesis HealthCare Corp. (b)                             3                              103
     Gentiva Health Services Inc. (b)                         4                              62
     Haemonetics Corp. (b)                                    3                              107
     Hanger Orthopedic Group Inc. (b)                         3                              27
     Hologic Inc. (b)                                         3                              85
     ICU Medical Inc. (b) (l)                                 2                              44
     Immucor Inc. (b)                                         7                              156
     Immunicon Corp. (b)                                      1                              6
     Intralase Corp. (b)                                      1                              28
     Intuitive Surgical Inc. (b)                              5                              198
     Invacare Corp.                                           4                              179
     Inverness Medical Innovations Inc. (b)                   2                              52
     IVAX Diagnostics Inc. (b)                                1                              4
     Kensey Nash Corp. (b) (l)                                1                              46
     Kindred Healthcare Inc. (b)                              4                              116
     Kyphon Inc. (b)                                          4                              92
     LabOne Inc. (b)                                          3                              81
     Laserscope (b)                                           3                              94
     LCA-Vision Inc.                                          2                              53
     Lifeline Systems Inc. (b)                                2                              42
     LifePoint Hospitals Inc. (b)                             6                              202
     Luminex Corp. (b)                                        4                              34
     Magellan Health Services Inc. (b)                        4                              140
     Matria Healthcare Inc. (b)                               2                              60
     Medcath Corp. (b)                                        1                              22
     Medical Action Industries Inc. (b)                       1                              24
     Mentor Corp.                                             7                              224
     Merge Technologies Inc. (b) (l)                          2                              38
     Merit Medical Systems Inc. (b)                           4                              56
     Micro Therapeutics Inc. (b)                              2                              8
     Microtek Medical Holdings Inc. (b)                       6                              24
     Microvision Inc. (b) (l)                                 3                              19
     Molina Healthcare Inc. (b)                               2                              70
     National Healthcare Corp.                                1                              32
     Novoste Corp. (b)                                        1                              2
     NuVasive Inc. (b)                                        1                              9
     Oakley Inc.                                              3                              40
     Ocular Sciences Inc. (b)                                 3                              150
     Odyssey HealthCare Inc. (b) (l)                          5                              74
     Option Care Inc.                                         2                              36
     OraSure Technologies Inc. (b)                            6                              38
     Orthodontic Centers of America Inc. (b) (l)              6                              40
     Orthologic Corp. (b)                                     6                              36
     Orthovita Inc. (b)                                       7                              30
     Palatin Technologies Inc. (b)                            8                              21
     Palomar Medical Technologies Inc. (b)                    2                              44
     Pediatrix Medical Group Inc. (b)                         3                              222
     PolyMedica Corp.                                         4                              145
     Possis Medical Inc. (b)                                  2                              34
     Province Healthcare Co. (b)                              7                              166
     PSS World Medical Inc. (b)                               10                             124
     Psychiatric Solutions Inc. (b)                           2                              77
     Quest Diagnostics Inc.                                   -                              1
     Quidel Corp. (b)                                         5                              24
     Radiation Therapy Services Inc. (b)                      1                              14
     Radiologix Inc. (b)                                      1                              3
     RehabCare Group Inc. (b)                                 3                              70
     Res-Care Inc. (b)                                        3                              38
     Select Medical Corp.                                     14                             244
     Sierra Health Services Inc. (b)                          3                              192
     Sola International Inc. (b)                              5                              134
     Sonic Innovations Inc. (b)                               3                              13
     SonoSite Inc. (b)                                        2                              75
     Specialty Laboratories Inc. (b)                          1                              14
     Stereotaxis Inc. (b) (l)                                 1                              9
     Steris Corp. (b)                                         11                             249
     Sunrise Senior Living Inc. (b) (l)                       2                              111
     SurModics Inc. (b) (l)                                   2                              69
     Sybron Dental Specialties Inc. (b)                       6                              206
     Symbion Inc. (b)                                         1                              26
     Techne Corp. (b)                                         6                              240
     ThermoGenesis Corp. (b)                                  7                              44
     Thoratec Corp. (b)                                       7                              73
     TriPath Imaging Inc. (b)                                 4                              35
     United Surgical Partners International Inc. (b)          4                              178
     Urologix Inc. (b)                                        2                              14
     Ventana Medical Systems Inc. (b)                         2                              135
     Viasys Healthcare Inc. (b)                               5                              88
     VistaCare Inc. - Class A (b)                             1                              21
     VISX Inc. (b)                                            7                              190
     Vital Signs Inc.                                         1                              33
     Vnus Medical Technologies Inc. (b)                       1                              12
     WellCare Health Plans Inc. (b)                           1                              42
     West Pharmaceutical Services Inc.                        4                              110
     Wright Medical Group Inc. (b)                            4                              113
     Young Innovations Inc.                                   1                              22
     Zila Inc. (b)                                            6                              27
     Zoll Medical Corp. (b)                                   1                              45
                                                                                             10,033
Holding Companies - Diversified - 0.1%
     Resource America Inc. - Class A                          2                              70
     Walter Industries Inc.                                   4                              119
                                                                                             189
Home Builders - 1.0%
     Beazer Homes USA Inc. (l)                                2                              303
     Brookfield Homes Corp.                                   2                              75
     Champion Enterprises Inc. (b)                            11                             126
     Coachmen Industries Inc.                                 2                              38
     Dominion Homes Inc. (b)                                  1                              14
     Fleetwood Enterprises Inc. (b)                           8                              107
     Levitt Corp. - Class A                                   2                              68
     M/I Schottenstein Homes Inc.                             2                              99
     Meritage Corp. (b)                                       2                              182
     Modtech Holdings Inc. (b)                                1                              6
     Monaco Coach Corp.                                       4                              82
     Orleans Homebuilders Inc. (b)                            -                              8
     Palm Harbor Homes Inc. (b) (l)                           1                              24
     Skyline Corp.                                            1                              40
     Technical Olympic USA Inc.                               1                              36
     Thor Industries Inc.                                     5                              201
     WCI Communities Inc. (b)                                 5                              152
     William Lyon Homes Inc. (b)                              1                              46
     Winnebago Industries (l)                                 4                              150
                                                                                             1,757
Home Furnishings - 0.5%
     American Woodmark Corp.                                  2                              69
     Applica Inc. (b)                                         3                              18
     Bassett Furniture Industries Inc.                        1                              27
     Digital Theater Systems Inc. (b)                         2                              48
     Ethan Allen Interiors Inc.                               5                              200
     Furniture Brands International Inc.                      7                              185
     Hooker Furniture Corp.                                   1                              23
     Kimball International Inc. - Class B                     3                              49
     La-Z-Boy Inc.                                            8                              123
     Salton Inc. (b) (l)                                      -                              1
     Stanley Furniture Co. Inc.                               1                              38
     Tempur-Pedic International Inc. (b)                      3                              57
     Tivo Inc. (b) (l)                                        7                              39
     Universal Electronics Inc. (b)                           2                              35
                                                                                             912
Household Products - 1.1%
     American Greetings Corp. - Class A (l)                   10                             242
     Blyth Inc.                                               4                              124
     Central Garden & Pet Co. (b)                             3                              105
     CSS Industries Inc.                                      1                              35
     Ennis Business Forms                                     4                              74
     Jarden Corp. (b)                                         4                              175
     John H. Harland Co.                                      4                              153
     Libbey Inc.                                              2                              45
     Lifetime Hoan Corp.                                      1                              14
     National Presto Industries Inc.                          1                              31
     Playtex Products Inc. (b)                                5                              40
     Russ Berrie & Co. Inc.                                   1                              26
     Standard Register Co.                                    2                              26
     Toro Co.                                                 3                              284
     Tupperware Corp.                                         8                              163
     Water Pik Technologies Inc. (b)                          1                              24
     WD-40 Co.                                                2                              70
     Yankee Candle Co. Inc. (b)                               8                              250
                                                                                             1,881
Insurance - 2.4%
     21st Century Insurance Group                             3                              46
     Affirmative Insurance Holdings Inc.                      1                              24
     Alfa Corp.                                               5                              74
     American Equity Investment Life Holding Co. (l)          3                              34
     American Physicians Capital Inc. (b)                     1                              44
     AmerUs Group Co.                                         6                              268
     Argonaut Group Inc. (b)                                  4                              75
     Baldwin & Lyons Inc.                                     1                              30
     Bristol West Holdings Inc.                               2                              46
     Ceres Group Inc. (b)                                     5                              24
     Citizens Inc. (b) (l)                                    5                              30
     CNA Surety Corp. (b)                                     2                              30
     Commerce Group Inc.                                      4                              226
     Crawford & Co. - Class B                                 2                              13
     Delphi Financial Group Inc. - Class A                    4                              171
     Direct General Corp.                                     2                              77
     Donegal Group Inc.                                       1                              23
     Emc Insurance Group Inc.                                 1                              19
     Enstar Group Inc. (b)                                    -                              28
     FBL Financial Group Inc. - Class A                       2                              52
     Fidelity National Financial Inc.                         -                              3
     First Acceptance Corp. (b)                               3                              28
     FPIC Insurance Group Inc. (b)                            1                              39
     Great American Financial Resources Inc.                  1                              18
     Harleysville Group Inc.                                  2                              44
     Hilb Rogal & Hamilton Co.                                5                              170
     Horace Mann Educators Corp.                              6                              123
     Independence Holding Co.                                 1                              11
     Infinity Property & Casualty Corp.                       3                              111
     Kansas City Life Insurance Co.                           1                              24
     LandAmerica Financial Group Inc.                         3                              146
     Midland Co.                                              1                              41
     National Western Life Insurance Co. - Class A (b)        -                              62
     Navigators Group Inc. (b)                                1                              35
     NYMAGIC Inc.                                             -                              12
     Ohio Casualty Corp. (b)                                  9                              216
     Penn-America Group Inc.                                  1                              21
     Philadelphia Consolidated Holding Co. (b)                3                              180
     Phoenix Cos. Inc. (l)                                    14                             178
     PMA Capital Corp. (b)                                    4                              40
     Presidential Life Corp.                                  3                              53
     ProAssurance Corp. (b)                                   4                              151
     RLI Corp.                                                3                              139
     Safety Insurance Group Inc.                              2                              48
     Selective Insurance Group                                4                              183
     State Auto Financial Corp.                               2                              53
     Stewart Information Services Corp.                       3                              104
     Tower Group Inc.                                         2                              28
     Triad Guaranty Inc. (b)                                  1                              85
     UICI                                                     6                              189
     United Fire & Casualty Co.                               2                              72
     Universal American Financial Corp. (b)                   4                              62
     USI Holdings Corp. (b)                                   5                              64
     Vesta Insurance Group Inc.                               5                              18
     Zenith National Insurance Corp.                          2                              78
                                                                                             4,163
Internet - 3.5%
     1-800 Contacts Inc. (b)                                  1                              25
     1-800-FLOWERS.COM Inc. (b)                               3                              29
     24/7 Real Media Inc. (b)                                 4                              19
     Agile Software Corp. (b)                                 8                              63
     Alloy Inc. (b) (l)                                       5                              40
     answerthink Inc. (b)                                     6                              30
     Aquantive Inc. (b)                                       7                              65
     Ariba Inc. (b)                                           10                             159
     AsiaInfo Holdings Inc. (b)                               5                              29
     At Road Inc. (b)                                         5                              35
     Autobytel Inc. (b)                                       6                              37
     Blue Coat Systems Inc. (b)                               2                              30
     Blue Nile Inc. (b) (l)                                   1                              17
     Chordiant Software Inc. (b)                              11                             26
     CMGI Inc. (b)                                            67                             172
     CNET Networks Inc. (b) (l)                               19                             216
     Corillian Corp. (b)                                      5                              24
     CyberSource Corp. (b)                                    4                              29
     Digital Insight Corp. (b)                                5                              98
     Digital River Inc. (b)                                   5                              201
     Digitas Inc. (b)                                         11                             103
     DoubleClick Inc. (b)                                     17                             129
     drugstore.com inc. (b)                                   6                              21
     E.piphany Inc. (b)                                       12                             56
     Earthlink Inc. (b)                                       20                             227
     eCollege.com Inc. (b)                                    2                              27
     Entrust Inc. (b)                                         9                              35
     Equinix Inc. (b)                                         1                              60
     eResearch Technology Inc. (b) (l)                        7                              103
     F5 Networks Inc. (b)                                     5                              251
     FindWhat.com (b)                                         4                              66
     GSI Commerce Inc. (b)                                    3                              50
     Harris Interactive Inc. (b)                              8                              59
     HomeStore.com Inc. (b) (l)                               17                             52
     Infospace Inc. (b)                                       5                              231
     INTAC International Inc. (b) (l)                         1                              13
     Interchange Corp. (b) (l)                                1                              13
     Internap Network Services Corp. (b)                      25                             23
     Internet Capital Group Inc. (b) (l)                      6                              50
     Internet Security Systems Inc. (b)                       6                              136
     Interwoven Inc. (b)                                      6                              67
     Ipass Inc. (b)                                           6                              47
     iVillage Inc. (b)                                        5                              30
     J2 Global Communications Inc. (b)                        3                              94
     Jupitermedia Corp. (b)                                   3                              59
     Keynote Systems Inc. (b)                                 2                              33
     Kintera Inc. (b)                                         1                              9
     Lionbridge Technologies Inc. (b)                         7                              48
     LookSmart Ltd. (b)                                       15                             32
     Marketwatch.com Inc. (b)                                 2                              32
     Matrixone Inc. (b)                                       8                              51
     Motive Inc. (b)                                          1                              9
     Neoforma Inc. (b)                                        1                              8
     Net2Phone Inc. (b)                                       5                              18
     NetBank Inc.                                             7                              73
     Netratings Inc. (b)                                      2                              32
     NIC Inc. (b)                                             4                              21
     Openwave Systems Inc. (b)                                10                             151
     Opsware Inc. (b)                                         9                              66
     Overstock.com Inc. (b)                                   2                              121
     PC-Tel Inc. (b)                                          3                              25
     PlanetOut Inc. (b)                                       1                              12
     Portal Software Inc. (b) (l)                             5                              12
     Priceline.com Inc. (b) (l)                               4                              84
     ProQuest Co. (b)                                         4                              104
     Provide Commerce Inc. (b)                                1                              26
     RealNetworks Inc. (b)                                    17                             113
     Redback Networks Inc. (b)                                4                              23
     Register.com (b)                                         2                              15
     RightNow Technologies Inc. (b)                           1                              15
     RSA Security Inc. (b)                                    10                             210
     S1 Corp. (b)                                             10                             94
     Sapient Corp. (b)                                        12                             92
     Secure Computing Corp. (b)                               5                              54
     Seebeyond Technology Corp. (b)                           7                              25
     Sohu.com Inc. (b) (l)                                    3                              58
     SonicWALL Inc. (b)                                       9                              57
     Stamps.com Inc. (b)                                      2                              39
     Stellent Inc. (b)                                        3                              26
     SupportSoft Inc. (b)                                     6                              37
     Terremark Worldwide Inc. (b)                             37                             23
     Travelzoo Inc. (b) (l)                                   -                              29
     Trizetto Group Inc. (b)                                  5                              45
     Tumbleweed Communications Corp. (b)                      7                              23
     United Online Inc. (b)                                   8                              93
     Valueclick Inc. (b)                                      12                             159
     Verity Inc. (b)                                          5                              60
     Verso Technologies Inc. (b) (l)                          14                             10
     Vignette Corp. (b)                                       31                             43
     Vitria Technology Inc. (b)                               2                              7
     WatchGuard Technologies Inc. (b)                         5                              21
     WebEx Communications Inc. (b)                            5                              109
     WebMethods Inc. (b)                                      7                              48
     Websense Inc. (b)                                        3                              175
     WebSideStory Inc. (b)                                    1                              12
     Zix Corp. (b) (l)                                        3                              16
                                                                                             6,044
Investment Companies - 0.2%
     Apollo Investment Corp. (b)                              9                              138
     Ares Capital Corp.                                       2                              33
     Capital Southwest Corp.                                  -                              24
     Gladstone Capital Corp. (l)                              1                              33
     Harris & Harris Group Inc. (b)                           2                              36
     MCG Capital Corp.                                        5                              85
     NGP Capital Resources Co. (b) (l)                        2                              34
                                                                                             383
Iron & Steel - 1.0%
     AK Steel Holding Corp. (b)                               16                             237
     Allegheny Technologies Inc. (l)                          14                             310
     Carpenter Technology Corp.                               4                              213
     Cleveland-Cliffs Inc.                                    2                              172
     Gibraltar Industries Inc.                                3                              82
     Oregon Steel Mills Inc. (b)                              5                              106
     Reliance Steel & Aluminum Co.                            4                              161
     Ryerson Tull Inc.                                        3                              53
     Schnitzer Steel Industries Inc. - Class A                3                              97
     Steel Dynamics Inc.                                      5                              206
     Steel Technologies Inc.                                  1                              39
     Wheeling-Pittsburgh Corp. (b)                            1                              45
                                                                                             1,721
Leisure Time - 0.4%
     Ambassadors Group Inc.                                   1                              41
     Ambassadors Internaitonal Inc.                           -                              8
     Arctic Cat Inc.                                          2                              53
     Callaway Golf Co. (l)                                    10                             133
     Escalade Inc.                                            1                              16
     K2 Inc. (b)                                              6                              101
     Life Time Fitness Inc. (b)                               2                              44
     Marine Products Corp.                                    1                              32
     Multimedia Games Inc. (b)                                4                              56
     Nautilus Group Inc.                                      4                              105
     Navigant International Inc. (b)                          2                              24
     Pegasus Solutions Inc. (b)                               3                              42
     WMS Industries Inc. (b)                                  3                              97
                                                                                             752
Lodging - 0.6%
     Ameristar Casinos Inc.                                   2                              73
     Aztar Corp. (b)                                          5                              182
     Boyd Gaming Corp.                                        7                              285
     Gaylord Entertainment Co. (b)                            5                              189
     La Quinta Corp. (b)                                      28                             258
     Marcus Corp.                                             3                              72
     MTR Gaming Group Inc. (b)                                3                              37
                                                                                             1,096
Machinery - 2.0%
     Albany International Corp.                               4                              139
     Applied Industrial Technologies Inc.                     4                              105
     Astec Industries Inc. (b)                                2                              33
     Bucyrus International Inc. Class A                       2                              77
     Cascade Corp.                                            2                              61
     Cognex Corp.                                             6                              169
     Flowserve Corp. (b)                                      8                              225
     Gardner Denver Inc. (b)                                  3                              109
     Global Power Equipment Group Inc. (b) (l)                5                              50
     Gorman-Rupp Co.                                          1                              30
     IDEX Corp. (l)                                           8                              305
     Intevac Inc. (b)                                         2                              16
     JLG Industries Inc.                                      6                              126
     Joy Global Inc.                                          8                              334
     Kadant Inc. (b)                                          2                              45
     Lindsay Manufacturing Co.                                2                              46
     Manitowoc Co.                                            4                              167
     Middleby Corp.                                           1                              36
     NACCO Industries Inc. - Class A                          1                              78
     Nordson Corp.                                            4                              159
     Presstek Inc. (b)                                        4                              37
     Robbins & Myers Inc.                                     2                              37
     Sauer-Danfoss Inc.                                       2                              35
     Stewart & Stevenson Services Inc.                        4                              86
     Tecumseh Products Co.                                    2                              117
     Tennant Co.                                              1                              44
     Terex Corp. (b)                                          7                              352
     Thomas Industries Inc.                                   2                              83
     UNOVA Inc. (b)                                           7                              184
     Wabtec Corp.                                             6                              127
                                                                                             3,412
Manufacturing - 1.7%
     Actuant Corp. - Class A (b)                              4                              205
     Acuity Brands Inc.                                       6                              204
     Ameron International Corp.                               1                              43
     AO Smith Corp.                                           3                              78
     Applied Films Corp. (b)                                  2                              46
     Aptargroup Inc.                                          6                              290
     Barnes Group Inc.                                        2                              61
     Blount International Inc. (b)                            1                              12
     Ceradyne Inc. (b)                                        2                              138
     Clarcor Inc.                                             4                              210
     Cuno Inc. (b)                                            3                              154
     EnPro Industries Inc. (b)                                3                              94
     ESCO Technologies Inc. (b)                               2                              149
     Federal Signal Corp.                                     7                              129
     Flanders Corp. (b)                                       2                              18
     Griffon Corp. (b)                                        4                              96
     Hexcel Corp. (b)                                         4                              59
     Jacuzzi Brands Inc. (b)                                  11                             97
     Lancaster Colony Corp.                                   4                              171
     Matthews International Corp. - Class A                   5                              178
     Myers Industries Inc.                                    3                              45
     Quixote Corp.                                            1                              23
     Raven Industries Inc.                                    2                              47
     Standex International Corp.                              2                              51
     Sturm Ruger & Co. Inc.                                   3                              28
     Tredegar Corp.                                           4                              85
     Trinity Industries Inc. (l)                              6                              189
                                                                                             2,900
Media - 1.3%
     4Kids Entertainment Inc. (b)                             2                              45
     Beasley Broadcasting Group Inc. - Class A (b)            1                              15
     Charter Communications Inc. (b) (l)                      40                             89
     Courier Corp.                                            1                              52
     Crown Media Holdings Inc. (b)                            2                              19
     Cumulus Media Inc. - Class A (b)                         7                              113
     Emmis Communications Corp. (b)                           7                              141
     Entravision Communications Corp. (b)                     7                              59
     Fisher Communications Inc. (b)                           1                              48
     Gray Television Inc.                                     7                              102
     Hollinger International Inc.                             8                              132
     Insight Communications Co. Inc. (b)                      7                              61
     Journal Communications Inc. Class A                      3                              54
     Journal Register Co. (b)                                 6                              122
     Liberty Corp.                                            2                              105
     Lin TV Corp. - Class A (b)                               4                              75
     Lodgenet Entertainment Corp. (b)                         2                              36
     Martha Stewart Living Omnimedia Inc. (b) (l)             2                              52
     Mediacom Communications Corp. (b)                        10                             61
     Nexstar Broadcasting Group Inc. - Class A (b)            2                              15
     Paxson Communications Corp. (b)                          6                              8
     Playboy Enterprises Inc. - Class B (b)                   3                              35
     PRIMEDIA Inc. (b)                                        20                             76
     Pulitzer Inc.                                            1                              82
     Reader's Digest Association Inc. - Class A               15                             207
     Regent Communications Inc. (b)                           5                              28
     Saga Communications Inc. (b)                             2                              42
     Salem Communications Corp. - Class A (b)                 1                              37
     Scholastic Corp. (b)                                     5                              170
     Sinclair Broadcast Group Inc. - Class A                  7                              61
     Spanish Broadcasting System Inc. (b)                     5                              56
     Thomas Nelson Inc.                                       1                              34
     Value Line Inc.                                          -                              8
     World Wrestling Entertainment Inc.                       2                              23
     Young Broadcasting Inc. (b)                              2                              26
                                                                                             2,289
Metal Fabrication & Hardware - 0.6%
     CIRCOR International Inc.                                2                              54
     Commercial Metals Co.                                    4                              221
     Intermet Corp. (l)                                       1                              -
     Kaydon Corp.                                             4                              142
     Lawson Products Inc.                                     1                              35
     Metals USA Inc. (b)                                      3                              56
     Mueller Industries Inc.                                  5                              171
     NN Inc.                                                  2                              32
     NS Group Inc. (b)                                        3                              74
     Penn Engineering & Manufacturing Corp.                   2                              29
     Quanex Corp.                                             2                              169
     Valmont Industries Inc.                                  2                              55
                                                                                             1,038
Mining - 0.5%
     Amcol International Corp.                                3                              65
     Brush Engineered Materials Inc. (b)                      3                              49
     Century Aluminum Co. (b)                                 3                              74
     Coeur D'alene Mines Corp. (b)                            36                             142
     Compass Minerals International Inc.                      2                              56
     Hecla Mining Co. (b)                                     17                             101
     Royal Gold Inc.                                          2                              45
     RTI International Metals Inc. (b)                        3                              67
     Stillwater Mining Co. (b)                                6                              69
     Titanium Metals Corp. (b)                                1                              24
     USEC Inc.                                                12                             118
                                                                                             810
Office & Business Equipment - 0.1%
     General Binding Corp. (b)                                1                              10
     Global Imaging Systems Inc. (b)                          3                              138
     Imagistics International Inc. (b)                        2                              83
                                                                                             231
Office Furnishings - 0.0%
     Compx International Inc.                                 -                              7
     Interface Inc. (b)                                       7                              66
     Virco Manufacturing Corp. (b)                            1                              5
                                                                                             78
Oil & Gas Producers - 3.4%
     Atlas America Inc. (b) (l)                               -                              11
     Atwood Oceanics Inc. (b)                                 2                              93
     Berry Petroleum Co. - Class A                            3                              130
     Brigham Exploration Co. (b)                              3                              31
     Cabot Oil & Gas Corp.                                    5                              219
     Callon Petroleum Co. (b)                                 2                              25
     Cheniere Energy Inc. (b)                                 4                              242
     Cimarex Energy Co. (b)                                   6                              235
     Clayton Williams Energy Inc. (b)                         1                              17
     Comstock Resources Inc. (b)                              5                              116
     Crosstex Energy Inc. (l)                                 -                              17
     Delta Petroleum Corp. (b) (l)                            3                              42
     Denbury Resources Inc. (b)                               8                              226
     Edge Petroleum Corp. (b)                                 2                              26
     Encore Acquisition Co. (b)                               4                              127
     Energy Partners Ltd. (b)                                 4                              75
     Forest Oil Corp. (b)                                     8                              241
     Frontier Oil Corp.                                       4                              103
     FX Energy Inc. (b) (l)                                   5                              54
     Giant Industries Inc. (b)                                2                              42
     Grey Wolf Inc. (b)                                       28                             149
     Harvest Natural Resources Inc. (b)                       5                              91
     Helmerich & Payne Inc.                                   8                              259
     Holly Corp.                                              3                              87
     Houston Exploration Co. (b)                              2                              110
     KCS Energy Inc. (b)                                      7                              107
     Magnum Hunter Resources Inc. (b)                         13                             169
     McMoRan Exploration Co. (b) (l)                          3                              49
     Meridian Resource Corp. (b)                              9                              57
     Mission Resources Corp. (b)                              6                              36
     Parker Drilling Co. (b)                                  14                             53
     Penn Virginia Corp.                                      3                              112
     Petroleum Development Corp. (b)                          2                              94
     Plains Exploration & Production Co. (b)                  12                             302
     Quicksilver Resources Inc. (b)                           4                              159
     Range Resources Corp.                                    10                             208
     Remington Oil & Gas Corp. (b) (l)                        3                              89
     Southwestern Energy Co. (b)                              5                              275
     Spinnaker Exploration Co. (b)                            4                              130
     St. Mary Land & Exploration Co.                          4                              179
     Stone Energy Corp. (b)                                   3                              157
     Swift Energy Co. (b) (l)                                 4                              123
     Tesoro Petroleum Corp. (b)                               10                             316
     Todco  - Class A (b)                                     2                              31
     Unit Corp. (b)                                           6                              212
     Vintage Petroleum Inc.                                   8                              173
     Whiting Petroleum Corp. (b)                              4                              120
                                                                                             5,919
Oil & Gas Services - 1.4%
     CAL Dive International Inc. (b)                          6                              233
     CARBO Ceramics Inc.                                      2                              135
     Dril-Quip Inc. (b)                                       1                              22
     Global Industries Ltd. (b)                               12                             99
     Gulf Island Fabrication Inc.                             1                              24
     Hanover Compressor Co. (b)                               12                             164
     Hornbeck Offshore Services Inc. (b)                      1                              17
     Hydril Co. (b)                                           2                              107
     Input/Output Inc. (b)                                    9                              83
     Key Energy Services Inc. (b)                             20                             232
     Lone Star Technologies Inc. (b)                          4                              145
     Lufkin Industries Inc.                                   1                              41
     Matrix Service Co. (b) (l)                               3                              20
     Maverick Tube Corp. (b)                                  6                              194
     Newpark Resources Inc. (b)                               12                             64
     Oceaneering International Inc. (b)                       4                              137
     Oil States International Inc. (b)                        4                              83
     RPC Inc.                                                 2                              38
     Seacor Smit Inc. (b)                                     3                              149
     Superior Energy Services Inc. (b)                        8                              126
     Tetra Technologies Inc. (b)                              3                              95
     Universal Compression Holdings Inc. (b)                  3                              91
     Veritas DGC Inc. (b)                                     5                              114
     W-H Energy Services Inc. (b)                             4                              82
                                                                                             2,495
Packaging & Containers - 0.4%
     Anchor Glass Container Corp.                             1                              7
     Chesapeake Corp.                                         3                              79
     Crown Holdings Inc. (b)                                  25                             342
     Graphic Packaging Corp. (b)                              10                             71
     Greif Inc. - Class A                                     2                              109
     Silgan Holdings Inc.                                     2                              99
                                                                                             707
Pharmaceuticals - 3.3%
     Abgenix Inc. (b)                                         12                             128
     Able Laboratories Inc. (b)                               3                              60
     Accelrys Inc. (b)                                        4                              28
     Adolor Corp. (b)                                         6                              55
     Advancis Pharmaceutical Corp. (b)                        1                              5
     Alkermes Inc. (b)                                        14                             191
     Alpharma Inc.                                            6                              97
     Antigenics Inc. (b) (l)                                  4                              39
     Array Biopharma Inc. (b)                                 5                              47
     Atherogenics Inc. (b) (l)                                6                              133
     Bentley Pharmaceuticals Inc. (b)                         2                              24
     Bioenvision Inc. (b)                                     4                              33
     BioMarin Pharmaceuticals Inc. (b)                        10                             61
     Bone Care International Inc. (b)                         2                              65
     Bradley Pharmaceuticals Inc. (b) (l)                     2                              39
     Caraco Pharmaceutical Laboratories Inc. (b)              2                              14
     Cell Therapeutics Inc. (b) (l)                           9                              74
     Connetics Corp. (b)                                      5                              116
     Corcept Therapeutics Inc. (b)                            1                              4
     Corixa Corp. (b)                                         9                              33
     Cubist Pharmaceuticals Inc. (b)                          8                              90
     CV Therapeutics Inc. (b)                                 5                              117
     Cypress Bioscience Inc. (b)                              5                              63
     Dendreon Corp. (b) (l)                                   9                              95
     Depomed Inc. (b)                                         3                              17
     Discovery Laboratories Inc. (b)                          7                              55
     Dov Pharmaceutical Inc. (b) (l)                          2                              40
     Durect Corp. (b) (l)                                     5                              16
     Dusa Pharmaceuticals Inc. (b)                            2                              30
     Dyax Corp. (b)                                           4                              30
     Dynavax Technologies Corp. (b)                           1                              6
     First Horizon Pharmaceutical Corp. (b)                   4                              88
     Genta Inc. (b) (l)                                       8                              15
     Guilford Pharmaceuticals Inc. (b)                        7                              33
     HealthExtras Inc. (b)                                    3                              45
     Hollis-Eden Pharmaceuticals Inc. (b)                     2                              20
     Idenix Pharmaceuticals Inc. (b)                          1                              15
     I-Flow Corp. (b)                                         3                              49
     Impax Laboratories Inc. (b)                              7                              116
     Indevus Pharmaceuticals Inc. (b)                         6                              37
     Inkine Pharmaceutical Co. (b)                            7                              40
     Inspire Pharmaceuticals Inc. (b)                         6                              102
     Isis Pharmaceuticals Inc. (b)                            8                              46
     Isolagen Inc. (b)                                        3                              24
     Ista Pharmaceuticals Inc. (b)                            1                              12
     Kos Pharmaceuticals Inc. (b)                             2                              64
     KV Pharmaceutical Co. - Class A (b)                      5                              119
     Lannett Co. Inc. (b)                                     1                              7
     Ligand Pharmaceuticals Inc. - Class B (b) (l)            11                             130
     Mannatech Inc.                                           2                              38
     MannKind Corp. (b) (l)                                   2                              30
     Medarex Inc. (b) (l)                                     12                             129
     Medicines Co. (b) (l)                                    7                              209
     Nabi Biopharmaceuticals (b)                              9                              128
     Nature's Sunshine Products Inc.                          2                              33
     NeighborCare Inc. (b)                                    5                              155
     Neopharm Inc. (b) (l)                                    3                              32
     Neurogen Corp. (b)                                       4                              34
     NitroMed Inc. (b)                                        2                              45
     Noven Pharmaceuticals Inc. (b)                           4                              61
     NPS Pharmaceuticals Inc. (b)                             6                              102
     Nutraceutical International Corp. (b)                    1                              18
     Nuvelo Inc. (b)                                          4                              40
     Omega Protein Corp. (b)                                  1                              6
     Onyx Pharmaceuticals Inc. (b) (l)                        5                              169
     Pain Therapeutics Inc. (b)                               5                              33
     Par Pharmaceutical Cos. Inc. (b)                         5                              215
     Penwest Pharmaceuticals Co. (b)                          2                              28
     Perrigo Co.                                              10                             164
     PetMed Express Inc. (b)                                  2                              12
     Pharmacyclics Inc. (b)                                   3                              28
     Pharmion Corp. (b)                                       2                              93
     Pharmos Corp. (b)                                        14                             20
     Pozen Inc. (b)                                           3                              23
     Priority Healthcare Corp. (b)                            4                              95
     Progenics Pharmaceuticals Inc. (b)                       2                              30
     Renovis Inc. (b)                                         1                              12
     Rigel Pharmaceuticals Inc. (b)                           2                              39
     Salix Pharmaceuticals Ltd. (b)                           5                              96
     Santarus Inc. (b)                                        1                              11
     Sciclone Pharmaceuticals Inc. (b)                        6                              23
     Star Scientific Inc. (b)                                 4                              21
     Tanox Inc. (b)                                           3                              53
     Trimeris Inc. (b)                                        2                              31
     United Therapeutics Corp. (b)                            3                              127
     Usana Health Sciences Inc. (b)                           2                              56
     Valeant Pharmaceuticals International (l)                13                             332
     Vicuron Pharmaceuticals Inc. (b)                         8                              131
     Vion Pharmaceuticals Inc. (b)                            9                              40
     Virbac Corp. (b) (l)                                     1                              2
     Vivus Inc. (b)                                           4                              18
     Zymogenetics Inc. (b)                                    3                              67
                                                                                             5,796
Pipelines - 0.0%
     Transmontaigne Inc. (b)                                  3                              19

Real Estate - 7.4%
     Aames Investment Corp.                                   5                              56
     Acadia Realty Trust                                      4                              64
     Affordable Residential Communities                       4                              53
     Alexander's Inc. (b)                                     -                              66
     Alexandria Real Estate Equities Inc.                     3                              216
     American Campus Communities Inc.                         2                              40
     American Financial Realty Trust                          17                             267
     American Home Mortgage Investment Corp.                  5                              175
     AMLI Residential Properties                              4                              119
     Anthracite Capital Inc.                                  8                              100
     Anworth Mortgage Asset Corp. (l)                         7                              73
     Arbor Realty Trust Inc.                                  1                              29
     Ashford Hospitality Trust Inc.                           3                              34
     Avatar Holdings Inc. (b) (l)                             1                              35
     Bedford Property Investors                               2                              64
     Bimini Mortgage Management, Inc.                         3                              48
     BioMed Realty Trust Inc.                                 5                              105
     Brandywine Realty Trust                                  7                              212
     Capital Automotive REIT                                  6                              200
     Capital Lease Funding Inc.                               3                              43
     Capital Trust Inc. - Class A                             2                              52
     Capstead Mortgage Corp. (l)                              3                              28
     CarrAmerica Realty Corp.                                 8                              271
     CB Richard Ellis Group Inc. (b)                          4                              129
     Cedar Shopping Centers Inc.                              3                              36
     Colonial Properties Trust                                3                              112
     Commercial Net Lease Realty                              8                              161
     Consolidated-Tomoka Land Co.                             1                              38
     Cornerstone Realty Income Trust Inc.                     7                              74
     Corporate Office Properties Trust                        6                              164
     Correctional Properties Trust                            2                              49
     Cousins Properties Inc.                                  5                              160
     CRT Properties Inc.                                      5                              113
     Digital Realty Trust Inc.                                3                              39
     Eastgroup Properties Inc.                                3                              123
     Entertainment Properties Trust                           4                              173
     Equity Inns Inc.                                         7                              87
     Equity Lifestyle Properties Inc.                         3                              99
     Equity One Inc.                                          5                              123
     Essex Property Trust Inc.                                3                              289
     Extra Space Storage Inc.                                 3                              43
     FelCor Lodging Trust Inc. (b)                            7                              107
     First Industrial Realty Trust Inc.                       6                              254
     Gables Residential Trust                                 4                              159
     Getty Realty Corp.                                       3                              76
     Glenborough Realty Trust Inc.                            4                              87
     Glimcher Realty Trust                                    5                              145
     Global Signal Inc.                                       2                              41
     GMH Communities Trust                                    5                              65
     Government Properties Trust Inc.                         3                              27
     Gramercy Capital Corp.                                   2                              31
     Healthcare Realty Trust Inc.                             7                              293
     Heritage Property Investment Trust (l)                   4                              133
     Highland Hospitality Corp.                               5                              60
     Highwoods Properties Inc.                                8                              225
     Home Properties of NY Inc.                               5                              212
     HomeBanc Corp.                                           5                              48
     IMPAC Mortgage Holdings Inc.                             11                             255
     Innkeepers USA Trust                                     5                              71
     Investors Real Estate Trust                              7                              70
     Jones Lang LaSalle Inc. (b)                              5                              182
     Kilroy Realty Corp.                                      4                              183
     Kite Realty Group Trust                                  3                              43
     Kramont Realty Trust                                     4                              83
     LaSalle Hotel Properties                                 4                              130
     Lexington Corporate Properties Trust                     7                              164
     LNR Property Corp.                                       3                              164
     LTC Properties Inc.                                      2                              43
     Luminent Mortgage Capital Inc.                           6                              67
     Maguire Properties Inc.                                  5                              137
     Meristar Hospitality Corp. (b)                           13                             107
     MFA Mortgage Investments Inc.                            12                             104
     Mid-America Apartment Communities Inc.                   3                              113
     Mission West Properties                                  3                              30
     MortgageIT Holdings Inc.                                 2                              36
     National Health Investors Inc.                           3                              100
     Nationwide Health Properties Inc.                        10                             237
     New Century Financial Corp. (l)                          6                              381
     Newcastle Investment Corp.                               5                              172
     Novastar Financial Inc. (l)                              4                              203
     Omega Healthcare Investors Inc.                          8                              90
     Origen Financial Inc.                                    1                              7
     Parkway Properties Inc.                                  2                              81
     Pennsylvania Real Estate Investment Trust                5                              202
     Post Properties Inc.                                     6                              210
     Prentiss Properties Trust                                7                              255
     PS Business Parks Inc.                                   2                              105
     RAIT Investment Trust                                    4                              105
     Ramco-Gershenson Properties Trust                        2                              66
     Reading International Inc. (b)                           2                              17
     Realty Income Corp.                                      6                              303
     Redwood Trust Inc.                                       3                              163
     Saul Centers Inc.                                        2                              64
     Saxon Capital Inc.                                       8                              180
     Senior Housing Properties Trust                          8                              153
     Sovran Self Storage Inc.                                 2                              98
     Strategic Hotel Capital Inc.                             3                              50
     Summit Properties Inc.                                   4                              138
     Sun Communities Inc.                                     2                              97
     Sunstone Hotel Investors Inc.                            3                              66
     Tanger Factory Outlet Centers Inc.                       4                              110
     Tarragon Realty Investors Inc. (b) (l)                   1                              16
     Taubman Centers Inc.                                     7                              223
     Town & Country Trust                                     3                              72
     Trammell Crow Co. (b)                                    5                              91
     Universal Health Realty Income Trust                     2                              56
     Urstadt Biddle Properties Inc. - Class A                 3                              53
     US Restaurants Properties Inc.                           3                              58
     U-Store-It Trust                                         4                              76
     Washington Real Estate Investment Trust                  6                              211
     Winston Hotels Inc.                                      4                              42
     ZipRealty Inc. (b)                                       1                              13
                                                                                             12,871
Retail - 5.7%
     99 Cents Only Stores (b) (l)                             7                              120
     AC Moore Arts & Crafts Inc. (b)                          2                              58
     Aeropostale Inc. (b)                                     8                              246
     America's Car Mart Inc. (b)                              1                              30
     Asbury Automotive Group Inc. (b)                         2                              23
     Bebe Stores Inc.                                         1                              37
     Big 5 Sporting Goods Corp.                               3                              91
     BJ's Restaurants Inc. (b)                                2                              23
     Blair Corp.                                              1                              46
     Bob Evans Farms Inc.                                     5                              136
     Bombay Co. Inc. (b)                                      5                              28
     Brookstone Inc. (b)                                      3                              55
     Brown Shoe Co. Inc.                                      3                              82
     Buckle Inc.                                              1                              34
     Buffalo Wild Wings Inc. (b)                              1                              28
     Build-A-Bear Workshop Inc. (b)                           1                              49
     Burlington Coat Factory Warehouse Corp.                  3                              63
     Cache Inc. (b)                                           1                              24
     California Pizza Kitchen Inc. (b)                        3                              66
     Casey's General Stores Inc.                              8                              137
     Cash America International Inc.                          4                              125
     Casual Male Retail Group Inc. (b) (l)                    4                              23
     Cato Corp. - Class A                                     3                              85
     CBRL Group Inc. (l)                                      8                              314
     CEC Entertainment Inc. (b)                               6                              224
     Charlotte Russe Holding Inc. (b)                         2                              16
     Charming Shoppes Inc. (b)                                17                             163
     Children's Place Retail Stores Inc. (b)                  3                              93
     Christopher & Banks Corp. (l)                            6                              105
     CKE Restaurants Inc. (b)                                 8                              114
     Coldwater Creek Inc. (b)                                 3                              103
     Conn's Inc. (b)                                          1                              17
     Cosi Inc. (b)                                            3                              18
     Cost Plus Inc. (b)                                       3                              102
     CSK Auto Corp. (b)                                       7                              114
     Dave & Buster's Inc. (b)                                 2                              35
     DEB Shops Inc.                                           1                              14
     Design Within Reach Inc. (b)                             1                              9
     Dick's Sporting Goods Inc. (b) (l)                       5                              161
     Domino's Pizza Inc.                                      4                              62
     Dress Barn Inc. (b)                                      3                              54
     Electronics Boutique Holdings Corp. (b)                  2                              76
     Factory 2-U Stores Inc. (b) (l)                          -                              -
     Finish Line - Class A                                    6                              101
     First Cash Financial Services Inc. (b)                   2                              45
     Footstar Inc. (b) (l)                                    2                              8
     Fred's Inc.                                              6                              100
     GameStop Corp. (b)                                       2                              45
     Gamestop Corp. (b)                                       3                              69
     Gander Mountain Co. (b)                                  1                              12
     Genesco Inc. (b)                                         3                              103
     Goody's Family Clothing Inc.                             3                              24
     Group 1 Automotive Inc. (b)                              3                              89
     Guitar Center Inc. (b)                                   4                              192
     Hancock Fabrics Inc.                                     3                              28
     Haverty Furniture Cos. Inc.                              3                              48
     Hibbett Sporting Goods Inc. (b)                          3                              92
     Hollywood Entertainment Corp. (b)                        8                              102
     HOT Topic Inc. (b) (l)                                   7                              119
     IHOP Corp.                                               3                              128
     Insight Enterprises Inc. (b)                             7                              146
     J. Jill Group Inc. (b)                                   3                              39
     Jack in the Box Inc. (b)                                 6                              203
     Jo-Ann Stores Inc. (b)                                   3                              77
     Jos. A. Banks Clothiers Inc. (b) (l)                     1                              40
     Kenneth Cole Productions Inc.                            1                              39
     Kirkland's Inc. (b)                                      2                              20
     Krispy Kreme Doughnuts Inc. (b) (l)                      8                              102
     Landry's Restaurants Inc.                                3                              92
     Linens 'N Things Inc. (b)                                7                              168
     Lithia Motors Inc. - Class A                             2                              57
     Lone Star Steakhouse & Saloon Inc.                       2                              64
     Longs Drug Stores Corp.                                  4                              122
     MarineMax Inc. (b)                                       2                              52
     Men's Wearhouse Inc. (b)                                 5                              148
     Movado Group Inc.                                        2                              41
     Movie Gallery Inc.                                       4                              68
     New York & Co. Inc. (b)                                  2                              26
     Nu Skin Enterprises Inc.                                 8                              201
     O'Charleys Inc. (b)                                      3                              59
     Panera Bread Co. - Class A (b) (l)                       4                              174
     Pantry Inc. (b)                                          2                              53
     Papa John's International Inc. (b)                       2                              58
     Party City Corp. (b)                                     2                              22
     Payless Shoesource Inc. (b)                              10                             127
     PC Connection Inc. (b)                                   1                              10
     PC Mall Inc. (b)                                         1                              27
     PEP Boys-Manny Moe & Jack                                9                              150
     PF Chang's China Bistro Inc. (b)                         4                              219
     Rare Hospitality International Inc. (b)                  5                              163
     Red Robin Gourmet Burgers Inc. (b)                       2                              95
     Restoration Hardware Inc. (b)                            4                              21
     Retail Ventures Inc. (b)                                 2                              14
     Rush Enterprises Inc. (b)                                1                              23
     Ryan's Restaurant Group Inc. (b)                         6                              95
     School Specialty Inc. (b)                                3                              131
     Select Comfort Corp. (b)                                 6                              99
     Sharper Image Corp. (b)                                  2                              32
     Shoe Carnival Inc. (b)                                   1                              14
     ShopKo Stores Inc. (b)                                   4                              82
     Smart & Final Inc. (b)                                   2                              28
     Sonic Automotive Inc.                                    4                              103
     Sonic Corp. (b)                                          9                              273
     Stage Stores Inc. (b)                                    3                              116
     Steak N Shake Co. (b)                                    4                              75
     Stein Mart Inc. (b)                                      4                              64
     Systemax Inc. (b)                                        2                              11
     TBC Corp. (b)                                            3                              83
     Texas Roadhouse Inc. - Class A (b)                       2                              47
     The Bon-Ton Stores Inc.                                  1                              13
     The Sports Authority Inc. (b)                            3                              86
     Too Inc. (b)                                             5                              128
     Tractor Supply Co. (b)                                   5                              169
     Trans World Entertainment Corp. (b)                      3                              39
     Triarc Cos.                                              5                              66
     Tuesday Morning Corp. (b)                                4                              119
     United Auto Group Inc.                                   3                              82
     West Marine Inc. (b)                                     2                              51
     World Fuel Services Corp.                                2                              84
     Zale Corp. (b)                                           8                              239
                                                                                             9,957
Savings & Loans - 2.1%
     Anchor Bancorp. Inc.                                     3                              80
     Atlantic Coast Federal Inc. (b)                          1                              11
     BankAtlantic Bancorp. Inc.                               6                              125
     BankUnited Financial Corp. - Class A (b)                 4                              128
     Berkshire Hills Bancorp. Inc.                            1                              30
     Beverly Hills Bancorp. Inc.                              2                              19
     BFC Financial Corp. (b)                                  1                              11
     Brookline Bancorp. Inc.                                  9                              142
     CFS Bancorp. Inc.                                        1                              19
     Charter Financial Corp.                                  1                              25
     Citizens First Bancorp. Inc.                             1                              30
     Clifton Savings Bancorp. Inc.                            2                              26
     Commercial Capital Bancorp. Inc.                         5                              124
     Commercial Federal Corp.                                 6                              183
     Dime Community Bancshares Inc.                           5                              84
     Downey Financial Corp.                                   3                              171
     Fidelity Bankshares Inc.                                 2                              90
     First Financial Holdings Inc.                            2                              59
     First Niagara Financial Group Inc.                       12                             172
     First Place Financial Corp.                              2                              45
     FirstFed Financial Corp. (b)                             2                              126
     Flagstar Bancorp. Inc. (l)                               5                              108
     Flushing Financial Corp.                                 2                              49
     Franklin Bank Corp. (b)                                  2                              31
     Harbor Florida Bancshares Inc.                           3                              105
     Horizon Financial Corp.                                  1                              28
     Hudson River Bancorp.                                    4                              83
     ITLA Capital Corp. (b)                                   1                              46
     K-Fed Bancorp.                                           1                              12
     KNBT Bancorp. Inc.                                       4                              73
     MAF Bancorp. Inc.                                        4                              183
     MASSBANK Corp.                                           -                              14
     NASB Financial Inc.                                      -                              16
     Northwest Bancorp. Inc.                                  3                              66
     OceanFirst Financial Corp.                               1                              32
     Ocwen Financial Corp. (b) (l)                            5                              51
     Parkvale Financial Corp.                                 1                              16
     Partners Trust Financial Group Inc.                      7                              84
     Pennfed Financial Services Inc.                          1                              23
     PFF Bancorp. Inc.                                        2                              81
     Provident Bancorp. Inc.                                  7                              89
     Provident Financial Holdings Inc.                        1                              18
     Provident Financial Services Inc.                        11                             220
     Sterling Financial Corp. (b)                             3                              135
     TierOne Corp.                                            3                              67
     United Community Financial Corp.                         4                              45
     Waypoint Financial Corp.                                 4                              127
     Westfield Financial Inc.                                 1                              15
     WSFS Financial Corp.                                     1                              53
                                                                                             3,570
Semiconductors - 2.9%
     Actel Corp. (b)                                          4                              64
     ADE Corp. (b)                                            1                              26
     Alliance Semiconductor Corp. (b)                         3                              10
     AMIS Holdings Inc. (b)                                   5                              78
     Asyst Technologies Inc. (b)                              7                              34
     ATMI Inc. (b) (l)                                        5                              107
     August Technology Corp. (b)                              3                              28
     Axcelis Technologies Inc. (b)                            15                             119
     Brooks Automation Inc. (b)                               7                              114
     Ceva Inc. (b) (l)                                        2                              16
     Cirrus Logic Inc. (b)                                    12                             69
     Cohu Inc.                                                3                              59
     Credence Systems Corp. (b) (l)                           15                             133
     Diodes Inc. (b)                                          1                              23
     DSP Group Inc. (b)                                       4                              98
     Dupont Photomasks Inc. (b)                               2                              55
     Emulex Corp. (b)                                         12                             209
     Entegris Inc. (b)                                        7                              66
     ESS Technology (b)                                       5                              33
     Exar Corp. (b)                                           6                              85
     Formfactor Inc. (b)                                      4                              114
     FSI International Inc. (b)                               5                              21
     Genesis Microchip Inc. (b)                               5                              79
     Helix Technology Corp.                                   4                              70
     Integrated Device Technology Inc. (b)                    16                             184
     Integrated Silicon Solutions Inc. (b)                    5                              45
     IXYS Corp. (b)                                           3                              27
     Kopin Corp. (b)                                          10                             38
     Kulicke & Soffa Industries Inc. (b) (l)                  8                              67
     Lattice Semiconductor Corp. (b)                          17                             95
     Leadis Technology Inc. (b)                               1                              10
     LTX Corp. (b)                                            9                              67
     Mattson Technology Inc. (b)                              6                              66
     Micrel Inc. (b)                                          10                             111
     Microsemi Corp. (b)                                      9                              156
     Microtune Inc. (b)                                       7                              45
     Mindspeed Technologies Inc. (b) (l)                      15                             42
     MIPS Technologies Inc. - Class A (b)                     6                              62
     MKS Instruments Inc. (b)                                 5                              92
     Monolithic Power Systems Inc. (b)                        1                              8
     Monolithic System Technology Inc. (b)                    4                              23
     Mykrolis Corp. (b)                                       6                              86
     Omnivision Technologies Inc. (b) (l)                     8                              151
     ON Semiconductor Corp. (b)                               18                             83
     Pericom Semiconductor Corp. (b)                          3                              29
     Photronics Inc. (b)                                      5                              79
     Pixelworks Inc. (b)                                      6                              70
     PLX Technology Inc. (b)                                  3                              34
     Portalplayer Inc. (b)                                    1                              25
     Power Integrations Inc. (b)                              4                              79
     Rudolph Technologies Inc. (b)                            2                              30
     Semitool Inc. (b)                                        2                              23
     Sigmatel Inc. (b)                                        4                              128
     Silicon Image Inc. (b)                                   11                             183
     Siliconix Inc. (b)                                       1                              31
     Sipex Corp. (b)                                          3                              15
     Sirf Technology Holdings Inc. (b)                        2                              20
     Skyworks Solutions Inc. (b)                              23                             213
     Staktek Holdings Inc. (b)                                1                              5
     Standard Microsystems Corp. (b)                          3                              47
     Supertex Inc. (b)                                        1                              30
     Tessera Technologies Inc. (b)                            4                              141
     Transmeta Corp. (b) (l)                                  15                             25
     Tripath Technology Inc. (b) (l)                          4                              5
     Triquint Semiconductor Inc. (b)                          20                             89
     Ultratech Inc. (b)                                       3                              58
     Varian Semiconductor Equipment Associates Inc. (b)       6                              204
     Veeco Instruments Inc. (b)                               4                              82
     Vitesse Semiconductor Corp. (b)                          33                             117
     Volterra Semiconductor Corp. (b) (l)                     1                              16
     Zoran Corp. (b)                                          6                              76
                                                                                             5,022
Software - 3.4%
     Actuate Corp. (b)                                        8                              21
     Advent Software Inc. (b)                                 4                              74
     Allscripts Healthcare Solutions Inc. (b)                 4                              42
     Altiris Inc. (b)                                         3                              112
     Ansys Inc. (b)                                           5                              150
     Ascential Software Corp. (b)                             9                              147
     Aspen Technology Inc. (b) (l)                            6                              40
     Atari Inc. (b)                                           2                              5
     Authentidate Holding Corp. (b)                           4                              24
     Blackbaud Inc. (b)                                       1                              18
     Blackboard Inc. (b)                                      1                              13
     Borland Software Corp. (b)                               12                             143
     CallWave Inc. (b)                                        1                              11
     Captaris Inc. (b)                                        5                              23
     CCC Information Services Group (b)                       2                              38
     Cerner Corp. (b)                                         4                              228
     Computer Programs & Systems Inc.                         1                              20
     Concord Communications Inc. (b)                          3                              28
     Concur Technologies Inc. (b)                             4                              36
     CSG Systems International Inc. (b)                       8                              141
     Datastream Systems Inc. (b)                              2                              15
     Dendrite International Inc. (b)                          5                              103
     Digi International Inc. (b)                              3                              53
     Eclipsys Corp. (b)                                       5                              110
     eFunds Corp. (b)                                         7                              173
     Embarcadero Technologies Inc. (b)                        3                              27
     Epicor Software Corp. (b)                                6                              89
     EPIQ Systems Inc. (b)                                    2                              30
     FalconStor Software Inc. (b) (l)                         4                              39
     FILENET Corp. (b)                                        6                              162
     Hyperion Solutions Corp. (b)                             6                              275
     IDX Systems Corp. (b)                                    3                              105
     Infocrossing Inc. (b) (l)                                2                              37
     Informatica Corp. (b)                                    13                             106
     infoUSA Inc. (b)                                         5                              51
     InPhonic Inc. (b)                                        1                              33
     Intelidata Technologies Corp. (b)                        1                              1
     Inter-Tel Inc.                                           3                              84
     Intervideo Inc. (b)                                      1                              19
     JDA Software Group Inc. (b)                              4                              51
     Keane Inc. (b)                                           8                              113
     Lawson Software Inc. (b)                                 8                              55
     Mantech International Corp. - Class A (b)                3                              61
     Manugistics Group Inc. (b)                               8                              23
     MAPICS Inc. (b)                                          4                              39
     MAPINFO Corp. (b)                                        3                              36
     Micromuse Inc. (b)                                       12                             66
     MicroStrategy Inc. - Class A (b)                         2                              108
     Midway Games Inc. (b) (l)                                7                              74
     MRO Software Inc. (b)                                    3                              37
     MSC.Software Corp. (b)                                   4                              41
     NDCHealth Corp.                                          5                              98
     NETIQ Corp. (b)                                          8                              103
     Omnicell Inc. (b)                                        3                              34
     Onyx Software Corp. (b)                                  -                              1
     Open Solutions Inc. (b)                                  2                              49
     Opnet Technologies Inc. (b)                              2                              15
     Packeteer Inc. (b)                                       5                              72
     PalmSource Inc. (b) (l)                                  2                              25
     Parametric Technology Corp. (b)                          40                             238
     PDF Solutions Inc. (b)                                   2                              36
     Pegasystems Inc. (b)                                     2                              15
     Per-Se Technologies Inc. (b)                             3                              51
     Phase Forward Inc. (b)                                   1                              7
     Pinnacle Systems Inc. (b)                                11                             64
     PLATO Learning Inc. (b)                                  4                              27
     Progress Software Corp. (b)                              5                              109
     QAD Inc.                                                 2                              17
     Quality Systems Inc. (b)                                 -                              29
     Quest Software Inc. (b)                                  7                              117
     Renaissance Learning Inc.                                1                              18
     Retek Inc. (b)                                           8                              49
     Safeguard Scientifics Inc. (b)                           17                             36
     Salesforce.com Inc. (b) (l)                              2                              29
     ScanSoft Inc. (b)                                        12                             52
     Schawk Inc.                                              1                              24
     Seachange International Inc. (b)                         4                              62
     Serena Software Inc. (b)                                 4                              83
     SPSS Inc. (b)                                            2                              32
     SS&C Technologies Inc.                                   2                              43
     SYNNEX Corp. (b)                                         1                              24
     Take-Two Interactive Software Inc. (b)                   7                              234
     THQ Inc. (b)                                             6                              131
     Tradestation Group Inc. (b)                              3                              20
     Transaction Systems Architects Inc. (b)                  5                              109
     Trident Microsystems Inc. (b)                            3                              47
     Ulticom Inc. (b)                                         1                              22
     Ultimate Software Group Inc. (b)                         3                              32
     Verint Systems Inc. (b)                                  2                              62
     VitalWorks Inc. (b)                                      5                              22
     Wind River Systems Inc. (b)                              11                             146
     Witness Systems Inc. (b)                                 3                              58
                                                                                             5,972
Storage/Warehousing - 0.0%
     Mobile Mini Inc. (b)                                     2                              70

Telecommunications - 0.6%
     Alaska Communications Systems Group Inc.                 2                              13
     Aspect Communications Corp. (b)                          6                              69
     Cincinnati Bell Inc. (b)                                 37                             154
     Commonwealth Telephone Enterprises Inc. (b)              3                              164
     CT Communications Inc.                                   3                              35
     D&E Communications Inc.                                  2                              22
     General Communication - Class A (b)                      7                              74
     Golden Telecom Inc. (l)                                  2                              55
     Hickory Tech Corp.                                       1                              13
     Infonet Services Corp. (b)                               10                             20
     Intrado Inc. (b)                                         3                              31
     Iowa Telecommunicatoins Services Inc.                    3                              60
     ITC Deltacom Inc. (b) (l)                                2                              3
     MASTEC Inc. (b)                                          4                              36
     Primus Telecommunications GP (b)                         11                             34
     PTEK Holdings Inc. (b)                                   10                             102
     Shenandoah Telecom Co.                                   1                              30
     SureWest Communications                                  2                              59
     Talk America Holdings Inc. (b)                           4                              27
     Time Warner Telecom Inc. (b)                             7                              31
                                                                                             1,032
Telecommunications Equipment - 1.5%
     Adaptec Inc. (b) (l)                                     16                             122
     Aeroflex Inc. (b)                                        10                             118
     Anaren Inc. (b)                                          3                              36
     Anixter International Inc. (b)                           4                              157
     Applied Signal Technology Inc.                           1                              50
     Arris Group Inc. (b)                                     13                             93
     Athero Communications Inc. (b)                           1                              14
     Avanex Corp. (b) (l)                                     12                             38
     Black Box Corp.                                          2                              117
     Broadwing Corp. (b) (l)                                  7                              66
     C-COR.net Corp. (b)                                      6                              59
     CommScope Inc. (b)                                       8                              154
     Comtech Telecommunications (b)                           2                              81
     Ditech Communications Corp. (b)                          5                              69
     Eagle Broadband Inc. (b) (l)                             24                             16
     Enterasys Networks Inc. (b)                              23                             41
     Extreme Networks Inc. (b)                                16                             107
     Finisar Corp. (b) (l)                                    25                             58
     Harmonic Inc. (b)                                        11                             91
     Hypercom Corp. (b)                                       7                              43
     Ixia Corp. (b)                                           4                              67
     KVH Industries Inc. (b)                                  2                              22
     MRV Communications Inc. (b) (l)                          16                             59
     Netgear Inc. (b)                                         3                              56
     Network Equipment Technologies Inc. (b)                  3                              32
     Newport Corp. (b)                                        7                              92
     NMS Communications Corp. (b)                             7                              42
     North Pittsburgh Systems Inc.                            2                              56
     Oplink Communications Inc. (b)                           16                             31
     Optical Communication Products Inc. (b)                  2                              6
     Paradyne Networks Corp. (b)                              5                              19
     Parkervision Inc. (b) (l)                                1                              5
     SafeNet Inc. (b)                                         4                              132
     Stratos Lightwave Inc. (b)                               -                              1
     Sycamore Networks Inc. (b)                               26                             108
     Symmetricom Inc. (b)                                     7                              64
     Tekelec (b)                                              7                              153
     Terayon Communication Systems Inc. (b)                   10                             26
     TippingPoint Technologies Inc. (b)                       1                              24
     Westell Technologies Inc. (b)                            8                              52
     WJ Communications Inc. (b)                               5                              18
     Zhone Technologies Inc. (b)                              7                              20
                                                                                             2,611
Textiles - 0.1%
     Angelica Corp.                                           1                              35
     G&K Services Inc. - Class A                              3                              113
     Unifirst Corp.                                           1                              40
                                                                                             188
Tobacco - 0.2%
     DIMON Inc.                                               7                              46
     Standard Commercial Corp.                                2                              29
     Universal Corp.                                          4                              182
     Vector Group Ltd.                                        4                              62
                                                                                             319
Toys & Hobbies - 0.2%
     Action Performance Cos. Inc.                             2                              25
     Department 56 Inc. (b)                                   2                              35
     Jakks Pacific Inc. (b)                                   4                              86
     Leapfrog Enterprises Inc. (b) (l)                        4                              56
     RC2 Corp. (b)                                            2                              77
     Topps Co. Inc.                                           5                              54
                                                                                             333
Transportation - 2.3%
     Alexander & Baldwin Inc.                                 6                              271
     Amerco Inc. (b)                                          1                              64
     Arkansas Best Corp.                                      3                              151
     Central Freight Lines Inc. (b)                           1                              6
     Covenant Transport Inc. (b)                              1                              27
     EGL Inc. (b)                                             5                              162
     Florida East Coast Industries - Class A                  3                              147
     Forward Air Corp. (b)                                    3                              145
     GATX Corp.                                               7                              220
     Genesee & Wyoming Inc. - Class A (b)                     3                              74
     Greenbrier Cos. Inc.                                     1                              28
     Gulfmark Offshore Inc. (b)                               2                              47
     Heartland Express Inc.                                   7                              153
     Hub Group Inc. - Class A (b)                             1                              57
     Interpool Inc.                                           -                              9
     Kansas City Southern (b)                                 9                              167
     Kirby Corp. (b)                                          3                              144
     Knight Transportation Inc.                               6                              137
     Laidlaw International Inc. (b)                           16                             334
     Landstar System Inc. (b)                                 5                              333
     Marten Transport Ltd. (b)                                1                              30
     Offshore Logistics Inc. (b)                              3                              97
     Old Dominion Freight Line Inc. (b)                       3                              88
     Overnite Corp.                                           4                              156
     Overseas Shipholding Group Inc.                          4                              226
     Pacer International Inc. (b)                             4                              88
     PAM Transportation Services (b)                          1                              17
     Petroleum Helicopters Inc. (b) (l)                       -                              6
     Quality Distribution Inc. (b)                            1                              9
     RailAmerica Inc. (b)                                     5                              71
     SCS Transportation Inc. (b)                              2                              52
     Seabulk International Inc. (b)                           1                              17
     Swift Transportation Co. Inc. (b)                        7                              149
     US Xpress Enterprises Inc. (b)                           1                              29
     USF Corp.                                                4                              155
     Werner Enterprises Inc.                                  7                              164
                                                                                             4,030
Venture Capital - 0.0%
     Circle Group Holdings Inc. (b) (l)                       2                              5

Water - 0.2%
     American States Water Co.                                3                              67
     California Water Service Group                           3                              98
     Connecticut Water Service Inc.                           1                              30
     Middlesex Water Co.                                      2                              31
     Pico Holdings Inc. (b)                                   1                              24
     SJW Corp.                                                1                              33
     Southwest Water Co.                                      3                              39
                                                                                             322
Wireless Telecommunications - 1.0%
     AirGate PCS Inc. (b) (l)                                 2                              64
     Airspan Networks Inc. (b)                                5                              24
     Alamosa Holdings Inc. (b) (l)                            11                             140
     Audiovox Corp. (b)                                       2                              38
     Boston Communications Group Inc. (b)                     2                              23
     Carrier Access Corp. (b)                                 3                              33
     Centennial Communications Corp. (b)                      1                              12
     Dobson Communications Corp. (b)                          14                             24
     EMS Technologies Inc. (b)                                2                              25
     InterDigital Communications Corp. (b)                    8                              186
     Jamdat Mobile Inc. (b)                                   1                              21
     Novatel Wireless Inc. (b)                                3                              52
     Powerwave Technologies Inc. (b) (l)                      16                             134
     Price Communications Corp. (b)                           6                              109
     REMEC Inc. (b)                                           9                              66
     RF Micro Devices Inc. (b) (l)                            28                             192
     SBA Communications Corp. (b)                             7                              64
     Spectralink Corp.                                        3                              41
     Stratex Networks Inc. (b)                                14                             32
     Triton PCS Holdings Inc. (b)                             6                              19
     Ubiquitel Inc. (b)                                       11                             76
     USA Mobility Inc. (b)                                    4                              141
     Viasat Inc. (b)                                          3                              77
     Wireless Facilities Inc. (b)                             7                              66
                                                                                             1,659

     Total Common Stocks (cost $144,325)                                                     171,411

Short Term Investments - 12.1%
Money Market Funds - 4.2%
     Dreyfus Cash Management Plus, 1.98% (a) (n)              7,280                          7,280

Securities Lending Collateral - 7.8%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   13,543                         13,543

U.S. Treasury Bills - 0.1%
     U.S. Treasury Bill, 2.21%, 03/17/05 (m)                  $250                           249
     Total Short Term Investments (cost $21,072)                                             21,072

Total Investments - 110.7% (cost $165,397)                                                   192,483
Other Assets and Liabilities, Net -  (10.7%)                                                 (18,576)
Total Net Assets - 100%                                                                  $   173,907

JNL/OPPENHEIMER GLOBAL GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           23.4%
     Consumer, Non-cyclical                                   18.6%
     Financial                                                17.4%
     Technology                                               9.1%
     Consumer, Cyclical                                       7.8%
     Energy                                                   7.5%
     Industrial                                               7.5%
     Money Market Investment                                  7.0%
     Utilities                                                1.0%
     Diversified                                              0.7%
                                                              100.0%

Common Stocks - 92.5%
Advertising - 0.8%
     JC Decaux SA (b)                                         36                         $   1,044
     WPP Group Plc                                            77                             851
                                                                                             1,895
Aerospace & Defense - 3.0%
     Boeing Co.                                               21                             1,062
     Empresa Brasiliera de Aeronautica SA - ADR (l)           67                             2,257
     Lockheed Martin Corp.                                    17                             961
     Northrop Grumman Corp.                                   18                             1,000
     Raytheon Co.                                             43                             1,658
                                                                                             6,938
Apparel - 0.3%
     Coach Inc. (b)                                           12                             694

Auto Manufacturers - 0.8%
     Toyota Motor Corp.                                       48                             1,933

Banks - 8.3%
     ABN Amro Holding NV                                      83                             2,207
     Anglo Irish Bank Corp. Plc                               53                             1,287
     Australia & New Zealand Banking Group Ltd.               60                             963
     Commerce Bancorp. Inc. (l)                               7                              444
     HSBC Holdings Plc                                        141                            2,419
     ICICI Bank Ltd. - ADR                                    87                             1,754
     Northern Trust Corp.                                     15                             724
     Resona Holdings Inc. (b)                                 433                            879
     Royal Bank of Scotland Group Plc                         135                            4,525
     Societe Generale                                         20                             2,029
     Wachovia Corp.                                           44                             2,313
                                                                                             19,544
Beverages - 1.5%
     Cia de Bebidas das Americas - ADR                        41                             1,163
     Diageo Plc                                               29                             414
     Fomento Economico Mexicano SA de CV                      210                            1,102
     Grupo Modelo SA                                          279                            767
                                                                                             3,446
Biotechnology - 2.5%
     Affymetrix Inc. (b) (l)                                  31                             1,126
     Amgen Inc. (b)                                           34                             2,155
     Genentech Inc. (b) (l)                                   19                             1,045
     Genzyme Corp. (b)                                        18                             1,057
     Human Genome Sciences Inc. (b)                           21                             254
     Millennium Pharmaceuticals Inc. (b)                      21                             250
     Nektar Therapeutics (b)                                  5                              101
                                                                                             5,988
Commercial Services - 0.1%
     Nektar Therapeutics Restricted (b)                       11                             180

Computers - 2.0%
     Cadence Design Systems Inc. (b) (l)                      66                             914
     International Business Machines Corp.                    22                             2,201
     Sun Microsystems Inc. (b)                                254                            1,365
                                                                                             4,480
Cosmetics & Personal Care - 1.1%
     Gillette Co.                                             38                             1,702
     Shiseido Co. Ltd.                                        52                             753
                                                                                             2,455
Diversified Financial Services - 4.5%
     American Express Co.                                     31                             1,731
     Charles Schwab Corp.                                     66                             793
     Citigroup Inc.                                           15                             713
     Credit Saison Co. Ltd.                                   34                             1,252
     JPMorgan Chase & Co.                                     91                             3,556
     MBNA Corp.                                               71                             1,994
     MLP AG                                                   25                             503
                                                                                             10,542
Electric - 0.4%
     Electricidade de Portugal SA                             200                            605
     Fortum Oyj                                               19                             352
                                                                                             957
Electrical Components & Equipment - 1.2%
     Samsung Electronics Co. Ltd.                             4                              1,946
     Sharp Corp.                                              56                             914
                                                                                             2,860
Electronics - 1.2%
     Applera Corp. - Applied Biosystems Group                 36                             759
     Keyence Corp.                                            3                              778
     Murata Manufacturing Co. Ltd.                            16                             889
     Omron Corp.                                              10                             239
                                                                                             2,665
Engineering & Construction - 0.2%
     JGC Corp.                                                36                             329

Entertainment - 0.6%
     International Game Technology                            42                             1,447

Food - 1.2%
     Cadbury Schweppes Plc                                    241                            2,244
     Carrefour SA                                             13                             607
                                                                                             2,851
Gas - 0.6%
     Gail India Ltd.                                          18                             93
     Hong Kong & China Gas Co. Ltd.                           583                            1,205
                                                                                             1,298
Hand & Machine Tools - 0.2%
     Nidec Corp.                                              4                              463

Healthcare - 2.4%
     Cie Generale D'Optique Essilor International SA          13                             988
     Hoya Corp.                                               5                              587
     Quest Diagnostics Inc.                                   20                             1,911
     Smith & Nephew Plc                                       195                            1,997
                                                                                             5,483
Holding Companies - Diversified - 0.7%
     Hutchison Whampoa Ltd.                                   104                            974
     LVMH Moet Hennessy Louis Vuitton SA                      8                              618
                                                                                             1,592
Household Products - 2.4%
     Hindustan Lever Ltd.                                     389                            1,283
     Reckitt Benckiser Plc                                    147                            4,445
                                                                                             5,728
Insurance - 4.0%
     ACE Ltd.                                                 48                             2,036
     Aegon NV                                                 116                            1,589
     Allianz AG                                               16                             2,077
     Berkshire Hathaway Inc. - Class B (b)                    1                              1,585
     Everest Re Group Ltd.                                    9                              833
     Manulife Financial Corp.                                 27                             1,270
                                                                                             9,390
Internet - 1.7%
     Amazon.Com Inc. (b) (l)                                  21                             935
     Symantec Corp. (b)                                       46                             1,190
     Trend Micro Inc. (b)                                     24                             1,295
     Yahoo Japan Corp. (b)                                    -                              504
                                                                                             3,924
Investment Companies - 0.2%
     Investor AB - Class B                                    45                             576

Manufacturing - 0.9%
     Nikon Corp.                                              85                             1,047
     Siemens AG                                               13                             1,139
                                                                                             2,186
Media - 7.7%
     Grupo Televisa SA - ADR                                  30                             1,821
     Pearson Plc                                              138                            1,665
     Reed Elsevier Plc                                        101                            932
     Singapore Press Holdings Ltd.                            416                            1,172
     Sirius Satellite Radio Inc. (b) (l)                      998                            7,635
     Societe Television Francaise 1                           25                             813
     Television Broadcasts Ltd.                               346                            1,607
     Wolters Kluwer NV                                        52                             1,050
     ZEE Telefilms Ltd.                                       340                            1,338
                                                                                             18,033
Office & Business Equipment - 0.3%
     Canon Inc.                                               15                             810

Oil & Gas Producers - 6.5%
     BP Plc - ADR                                             30                             1,748
     Burlington Resources Inc.                                24                             1,061
     ChevronTexaco Corp.                                      35                             1,812
     EnCana Corp.                                             26                             1,485
     ENI-Ente Nazionale Idrocarburi SpA                       39                             969
     GlobalSantaFe Corp.                                      66                             2,185
     Husky Energy Inc.                                        74                             2,115
     Oil & Natural Gas Corp. Ltd.                             13                             246
     Total Fina Elf SA                                        4                              885
     Transocean Inc. (b)                                      67                             2,819
                                                                                             15,325
Oil & Gas Services - 1.0%
     Technip-Coflexip SA                                      12                             2,300

Pharmaceuticals - 7.1%
     AstraZeneca Plc                                          19                             693
     Chugai Pharmaceutical Co. Ltd.                           54                             896
     Eli Lilly & Co.                                          12                             675
     Express Scripts Inc. - Class A (b)                       12                             910
     Gilead Sciences Inc. (b)                                 52                             1,809
     Novartis AG                                              28                             1,433
     Pfizer Inc.                                              48                             1,302
     Roche Holding AG Genusschein                             22                             2,551
     Sanofi-Synthelabo SA                                     51                             4,076
     Schering-Plough Corp.                                    58                             1,215
     Shionogi & Co. Ltd.                                      89                             1,231
                                                                                             16,791
Retail - 5.6%
     Boots Group Plc                                          72                             911
     Circuit City Stores Inc.                                 93                             1,456
     Dixons Group Plc                                         644                            1,879
     Gap Inc.                                                 39                             817
     Hennes & Mauritz AB - Class B                            144                            5,016
     RadioShack Corp.                                         24                             786
     Seven-Eleven Japan Co. Ltd.                              23                             725
     Starbucks Corp. (b)                                      25                             1,534
                                                                                             13,124
Semiconductors - 3.0%
     Advanced Micro Devices Inc. (b) (l)                      141                            3,103
     Altera Corp. (b)                                         19                             389
     National Semiconductor Corp.                             82                             1,477
     Silicon Laboratories Inc. (b) (l)                        12                             413
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR        208                            1,770
                                                                                             7,152
Shipbuilding - 0.3%
     Hyundai Heavy Industries (b)                             25                             821

Software - 3.7%
     BEA Systems Inc. (b)                                     103                            908
     Electronic Arts Inc. (b)                                 6                              389
     IMS Health Inc.                                          39                             903
     Infosys Technologies Ltd.                                51                             2,475
     Novell Inc. (b)                                          135                            912
     Red Hat Inc. (b)                                         29                             380
     SAP AG                                                   12                             2,171
     Veritas Software Corp. (b)                               24                             671
                                                                                             8,809
Telecommunications - 3.0%
     France Telecom SA                                        64                             2,127
     KDDI Corp.                                               1                              3,286
     Tele Norte Leste Participacoes SA                        98                             1,635
                                                                                             7,048
Telecommunications Equipment - 3.2%
     Alcatel SA (b)                                           74                             1,146
     Cisco Systems Inc. (b)                                   68                             1,314
     Corning Inc. (b)                                         91                             1,076
     JDS Uniphase Corp. (b) (l)                               334                            1,060
     Juniper Networks Inc. (b)                                32                             865
     Scientific-Atlanta Inc.                                  23                             763
     Tandberg ASA                                             101                            1,252
                                                                                             7,476
Tobacco - 0.4%
     Altria Group Inc.                                        10                             587
     ITC Ltd.                                                 9                              259
                                                                                             846
Transportation - 0.5%
     Amadeus Global Travel Distribution SA                    100                            1,034
     Peninsular and Oriental Steam Navigation Co.             43                             243
                                                                                             1,277
Venture Capital - 0.3%
     3i Group Plc                                             64                             821

Wireless Telecommunications - 7.1%
     Hutchison Telecommunications International Ltd. (b)      1                              1
     Qualcomm Inc.                                            51                             2,145
     SK Telecom Co. Ltd. - ADR (l)                            63                             1,405
     Telefonaktiebolaget LM Ericsson (b)                      1,593                          5,082
     Vodafone Group Plc                                       3,010                          8,164
                                                                                             16,797

     Total Common Stocks (cost $174,571)                                                     217,274

Preferred Stocks - 0.4%
Auto Manufacturers - 0.4%
     Porsche AG                                               2                              1,042

     Total Preferred Stocks (cost $876)                                                      1,042

Corporate Bonds - 0.0%
Household Products - 0.0%
     Hindustan Debenture, 9.00%, 01/01/05 INR                 $926                           21

     Total Corporate Bonds (cost $20)                                                        21

Short Term Investments - 16.9%
Money Market Funds - 7.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  11,766                         11,766
     Dreyfus Government Cash Management, 1.87% (a)            4,635                          4,635
                                                                                             16,401
Securities Lending Collateral - 9.9%
     Mellon GSL Delaware Business Trust Collateral Fund       23,383                         23,383

     Total Short Term Investments (cost $39,784)                                             39,784

Total Investments - 109.8% (cost $215,251)                                                   258,121
Other Assets and Liabilities, Net - (9.8%)                                                   (23,050)
Total Net Assets - 100%                                                                  $   235,071

JNL/OPPENHEIMER GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Technology                                               25.3%
     Consumer, Non-cyclical                                   21.3%
     Communications                                           15.5%
     Consumer, Cyclical                                       14.5%
     Financial                                                8.8%
     Industrial                                               8.5%
     Energy                                                   5.5%
     Money Market Investment                                  0.6%
                                                              100.0%

Common Stocks - 99.5%
Advertising - 0.8%
     Omnicom Group Inc.                                       2                          $   194

Aerospace & Defense - 0.5%
     L-3 Communications Holdings Inc.                         2                              125

Apparel - 1.0%
     Polo Ralph Lauren Corp.                                  6                              234

Auto Parts & Equipment - 1.2%
     Autoliv Inc.                                             6                              290

Banks - 1.1%
     Commerce Bancorp. Inc. (l)                               4                              258

Beverages - 2.6%
     Coca-Cola Co.                                            6                              246
     PepsiCo Inc.                                             8                              400
                                                                                             646
Biotechnology - 5.4%
     Amgen Inc. (b)                                           9                              548
     Celgene Corp. (b)                                        4                              114
     Genentech Inc. (b)                                       8                              413
     Genzyme Corp. (b)                                        4                              258
                                                                                             1,333
Commercial Services - 2.1%
     Accenture Ltd. (b)                                       9                              238
     Apollo Group Inc. (b) (l)                                3                              258
                                                                                             496
Computers - 7.7%
     Apple Computer Inc. (b)                                  4                              283
     Dell Inc. (b)                                            8                              324
     EMC Corp. (b)                                            44                             650
     International Business Machines Corp.                    3                              266
     Network Appliance Inc. (b)                               5                              173
     Sun Microsystems Inc. (b)                                33                             179
                                                                                             1,875
Cosmetics & Personal Care - 1.3%
     Estee Lauder Cos. Inc.                                   7                              311

Diversified Financial Services - 4.7%
     American Express Co.                                     13                             750
     Legg Mason Inc.                                          1                              103
     Morgan Stanley                                           5                              300
                                                                                             1,153
Electronics - 0.8%
     Agilent Technologies Inc. (b)                            8                              195

Entertainment - 0.2%
     DreamWorks Animation SKG Inc. (b)                        2                              56

Healthcare - 5.3%
     Johnson & Johnson                                        2                              146
     Kinetic Concepts Inc. (b)                                1                              76
     Medtronic Inc.                                           5                              243
     Stryker Corp.                                            5                              233
     Varian Medical Systems Inc. (b)                          14                             605
                                                                                             1,303
Insurance - 3.1%
     AFLAC Inc.                                               4                              171
     American International Group Inc.                        9                              584
                                                                                             755
Internet - 3.4%
     Amazon.Com Inc. (b) (l)                                  5                              239
     McAfee Inc. (b)                                          3                              78
     Monster Worldwide Inc. (b) (l)                           4                              124
     Opsware Inc. (b)                                         26                             191
     Symantec Corp. (b)                                       2                              62
     VeriSign Inc. (b)                                        4                              127
                                                                                             821
Leisure Time - 1.2%
     Carnival Corp.                                           4                              202
     Harley-Davidson Inc.                                     2                              103
                                                                                             305
Manufacturing - 5.6%
     General Electric Capital Corp.                           29                             1,052
     Tyco International Ltd.                                  9                              309
                                                                                             1,361
Media - 1.5%
     Comcast Corp. - Class A (b)                              11                             370

Oil & Gas Producers - 3.7%
     Amerada Hess Corp.                                       4                              288
     Apache Corp. (l)                                         5                              263
     Noble Energy Inc.                                        6                              364
                                                                                             915
Oil & Gas Services - 1.7%
     Schlumberger Ltd.                                        6                              422

Pharmaceuticals - 4.6%
     Abbott Laboratories                                      7                              304
     Elan Corp. Plc - ADR (b)                                 10                             275
     Gilead Sciences Inc. (b)                                 16                             548
                                                                                             1,127
Retail - 10.9%
     Best Buy Co. Inc.                                        3                              190
     Chico's FAS Inc. (b) (l)                                 6                              260
     Home Depot Inc.                                          11                             482
     Kohl's Corp. (b) (l)                                     7                              344
     Staples Inc.                                             16                             546
     Target Corp.                                             12                             633
     Walgreen Co.                                             2                              87
     Williams-Sonoma Inc. (b)                                 4                              123
                                                                                             2,665
Semiconductors - 5.5%
     Advanced Micro Devices Inc. (b) (l)                      7                              159
     Broadcom Corp. (b)                                       8                              245
     Intel Corp.                                              18                             429
     International Rectifier Corp. (b)                        6                              267
     Marvell Technology Group Ltd. (b)                        7                              254
                                                                                             1,354
Software - 12.2%
     Adobe Systems Inc.                                       4                              252
     Autodesk Inc.                                            4                              133
     Computer Associates International Inc. (l)               12                             357
     Mercury Interactive Corp. (b) (l)                        7                              323
     Microsoft Corp.                                          44                             1,173
     Navteq Corp. (b)                                         3                              125
     Novell Inc. (b)                                          17                             115
     Red Hat Inc. (b) (l)                                     10                             131
     SAP AG - ADR                                             9                              385
                                                                                             2,994
Telecommunications - 2.3%
     Amdocs Ltd. (b)                                          10                             257
     Sprint Corp. - FON Group (l)                             13                             311
                                                                                             568
Telecommunications Equipment - 4.6%
     Cisco Systems Inc. (b)                                   38                             737
     Comverse Technology Inc. (b)                             3                              66
     Corning Inc. (b)                                         28                             331
                                                                                             1,134
Transportation - 1.6%
     Expeditors International of Washington Inc. (l)          3                              179
     United Parcel Service Inc.                               3                              222
                                                                                             401
Wireless Telecommunications - 2.9%
     LM Ericsson Telephone Co. (b)                            8                              262
     Motorola Inc.                                            14                             246
     Nokia Oyj - ADR                                          13                             197
                                                                                             705

     Total Common Stocks (cost $22,441)                                                      24,366

Short Term Investments - 10.8%
Money Market Funds - 0.6%
     Dreyfus Cash Management Plus, 1.98% (a)                  147                            147

Securities Lending Collateral - 10.2%
     Mellon GSL Delaware Business Trust Collateral Fund       2,494                          2,494

     Total Short Term Investments (cost $2,641)                                              2,641

Total Investments - 110.3% (cost $25,082)                                                    27,007
Other Assets and Liabilities, Net -  (10.3%)                                                 (2,527)
Total Net Assets - 100%                                                                  $   24,480

JNL/PIMCO TOTAL RETURN BOND FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Government                                               44.2%
     Mortgage Securities                                      25.3%
     Financial                                                21.8%
     Asset Backed Securities                                  6.3%
     Money Market Investment                                  0.7%
     Utilities                                                0.7%
     Energy                                                   0.5%
     Communications                                           0.3%
     Consumer, Cyclical                                       0.2%
                                                              100.0%

Preferred Stocks - 1.0%
Banks - 0.5%
     DG Funding Trust, 4.80% (e)                              -                          $   2,129

Sovereign - 0.5%
     Fannie Mae, 7.00% (b)                                    29                             1,627
     Total Preferred Stocks (cost $3,532)                                                    3,756

Options - 0.0%
     Eurodollar Future Put Option, Expiration
     March 2005, Strike price $94.75 EUR                      1                              4
     U.S. 20-Year Call Option, Expiration
     February 2005, Strike price  $115.00                     -                              5
     U.S. 20-Year Call Option, Expiration
     February 2005, Strike price $116.00                      -                              1

Total Options (cost $18)                                                                     10

Corporate Bonds - 25.2%
Asset Backed Securities - 11.3%
     Ameriquest Mortgage Securities Inc.,
     2.69%, 08/25/32 (g)                                      $68                            68
     Amortizing Residential Collateral Trust
     2.71%, 07/25/32 (g)                                      123                            123
     2.74%, 07/25/32                                          145                            145
     Bank of America Mortgage Securities
     6.50%, 10/25/31                                          574                            580
     6.50%, 09/25/33                                          206                            210
     Bear Stearns Adjustable Rate Mortgage Trust
     3.86%, 11/25/30 (g)                                      20                             20
     5.26%, 10/25/32 (g)                                      32                             32
     5.64%, 12/30/32 (g)                                      103                            103
     5.35%, 01/25/33 (g)                                      230                            233
     5.11%, 04/25/33                                          461                            462
     4.78%, 01/25/34 (g)                                      1,234                          1,224
     CDC Mortgage Capital Trust, 2.71%, 01/25/33 (g)          103                            103
     Centex Home Equity, 2.52%, 03/25/34                      986                            986
     Countrywide Asset-Backed Certificates
     2.57%, 12/25/22                                          2,502                          2,502
     2.65%, 06/25/31 (g)                                      5                              5
     Countrywide Home Loan Mortgage Pass Through Trust,
     2.69%, 05/25/34                                          1,290                          1,279
     Credit-Based Asset Servicing and Securitization LLC
     2.55%, 09/25/21                                          2,113                          2,113
     2.74%, 06/25/32 (g)                                      71                             71
     CS First Boston Mortgage Securities Corp.
     3.07%, 11/25/31 (g)                                      2                              2
     2.8175%, 02/25/32 (g)                                    15                             15
     Equity One ABS Inc.
     2.70%, 11/25/32 (g)                                      278                            278
     2.53%, 07/25/34 (g)                                      2,305                          2,305
     First Nationwide Trust, 3.02%, 09/25/31 (g)              5                              5
     GSAMP Trust, 2.61%, 10/25/33                             1,859                          1,859
     HFC Home Equity Loan Asset Backed Certificates,
     2.76%, 10/20/32                                          883                            884
     Home Equity Mortgage Trust, 2.57%, 12/25/34              1,633                          1,634
     IMPAC CMB Trust, 2.67%, 04/25/34                         925                            922
     Indymac ARM Trust, 6.60%, 01/25/32 (g)                   6                              6
     Irwin Low Balance Home Equity Loan Trust,
     2.80%, 06/15/30 (e) (g)                                  16                             16
     Long Beach Mortgage Loan Trust, 2.82%, 03/25/33 (g)      659                            660
     Mellon Residential Funding Corp.
     2.90%, 10/20/29 (g)                                      764                            771
     2.6425%, 06/15/30                                        1,577                          1,572
     Merrill Lynch Collateralized Loan Obligation,
     2.878%, 06/23/10 (g)                                     391                            387
     Mid-State Trust, 8.33%, 04/01/30 (g)                     29                             31
     Morgan Stanley Capital I
     6.59%, 10/03/30                                          23                             23
     2.55%, 03/25/34 (g)                                      1,413                          1,413
     Nelnet Student Loan Trust, 2.02%, 04/25/11               1,200                          1,199
     Park Place Securities Inc., 2.62%, 10/25/34              1,538                          1,538
     Prime Mortgage Trust
     2.82%, 02/25/19                                          106                            106
     2.82%, 02/25/34                                          417                            418
     Residential Asset Mortgage Products Inc.,
        2.67%, 02/25/34                                       2,426                          2,421
     Sears Credit Account Master Trust
     2.53%, 08/18/09                                          4,000                          4,003
     2.7825%, 11/17/09                                        3,700                          3,703
     Sequoia Mortgage Trust, 2.76%, 10/19/26 (g)              552                            551
     Small Business Administration Participation Certificates
     6.29%, 01/01/21                                          72                             78
     5.13%, 09/01/23                                          95                             98
     5.52%, 06/01/24                                          1,867                          1,943
     Structured Asset Mortgage Investments Inc.,
     2.74%, 09/19/32 (g)                                      712                            712
     Structured Asset Securities Corp.
     2.87%, 06/25/17 (g)                                      161                            161
     8.85%, 03/25/31 (g)                                      19                             19
     6.11%, 02/25/32 (g)                                      12                             12
     2.70%, 01/25/33 (g)                                      38                             38
     Torrens Trust, 2.66%, 07/15/31 (e) (g)                   85                             85
     Vendee Mortgage Trust, 6.50%, 09/15/24                   1,166                          1,200
     Washington Mutual, 2.99%, 08/25/42 (g)                   2,314                          2,334
     Washington Mutual MSC Mortgage
     Pass-Through Certificates, 5.385%, 02/25/31 (g)          153                            157
     Washington Mutual Pass-Through Certificates,
     5.14%, 10/25/32 (g)                                      172                            175
     Wells Fargo Home Equity Trust, 2.58%, 06/25/19           354                            355
                                                                                             44,348
Auto Manufacturers - 0.2%
     DaimlerChrysler NA Holding Corp., 2.96%, 05/24/06        900                            904

Banks - 0.3%
     Banque Centrale de Tunisie, 7.50%, 08/06/09 (e) EUR      300                            468
     Fifth Third Bank, 7.75%, 08/15/10                        500                            512
                                                                                             980
Chemicals - 0.0%
     Dow Chemical Co., 8.04%, 07/02/05                        22                             22

Diversified Financial Services - 2.5%
     Atlas Reinsurance Plc, 4.415%, 01/07/05 (e) (g)          750                            750
     CS First Boston Mortgage Securities Corp.,
     2.8238%, 03/25/32 (g)                                    443                            444
     Ford Motor Credit Co.
     7.50%, 03/15/05                                          300                            303
     3.00%, 06/30/05 (g)                                      500                            500
     7.60%, 08/01/05                                          3,000                          3,070
     General Motors Acceptance Corp.
     5.25%, 05/16/05                                          200                            202
     7.50%, 07/15/05                                          1,900                          1,939
     3.3288%, 10/20/05                                        2,100                          2,108
     UFJ Finance Aruba AEC, 6.75%, 07/15/13                   300                            334
                                                                                             9,650
Electric - 0.8%
     AEP Texas Central Co, 3.54%, 02/15/05                    200                            200
     Appalachian Power Co., 4.80%, 06/15/05                   700                            706
     Pacific Gas & Electric Co., 3.26%, 04/03/06              2,200                          2,202
                                                                                             3,108
Electronics - 0.0%
     Parker Hannifin Employee Stock Ownership Trust,
     6.34%, 07/15/08 (e)                                      109                            113

Pipelines - 0.6%
     El Paso Corp.
     8.05%, 10/15/30                                          1,000                          968
     7.80%, 08/01/31                                          1,500                          1,440
                                                                                             2,408
Sovereign - 9.1%
     Bundesschatz, 2.00%, 06/17/05 EUR                        26,000                         35,323

Telecommunications - 0.0%
     Sprint Capital Corp., 6.00%, 01/15/07                    100                            105

Wireless Telecommunications - 0.4%
     Verizon Wireless Capital LLC, 2.415%, 05/23/05 (e)       1,400                          1,400

     Total Corporate Bonds (cost $95,588)                                                    98,361

Government Securities - 43.7%
Sovereign - 3.1%
     Mexico Government International Bond, 8.125%, 12/30/19   500                        $   587
     Republic of Brazil
     3.0625%, 04/15/06 (g)                                    48                             48
     11.50%, 03/12/08                                         200                            235
     3.125%, 04/15/09                                         138                            136
     8.30%, 06/29/09 (l)                                      100                            118
     11.00%, 01/11/12                                         680                            826
     3.125%, 04/15/12                                         1,324                          1,261
     8.00%, 04/15/14                                          724                            741
     Republic of Panama
     9.375%, 07/23/12                                         200                            237
     9.375%, 01/16/23                                         200                            231
     8.875%, 09/30/27                                         200                            220
     Republic of Peru
     9.125%, 02/21/12                                         600                            699
     9.875%, 02/06/15                                         600                            735
     Republic of South Africa, 9.125%, 05/19/09               100                            119
     Resolution Fund Corp. - Principal Only, 5.182%, 10/15/20 400                            178
     Russian Federation, 5.00%, 03/31/30 (h)                  2,300                          2,379
     United Mexican States, Variable Recovery Rights
     0.00%, 06/30/05 (g)                                      6,900                          98
     0.00%, 06/30/06 (g)                                      6,886                          165
     0.00%, 06/30/07 (g)                                      4,850                          104
     United Mexican States
     8.375%, 01/14/11                                         200                            235
     6.375%, 01/16/13                                         250                            266
     8.00%, 09/24/22                                          800                            922
     8.30%, 08/15/31                                          1,400                          1,640
                                                                                             12,180
U.S. Government Agencies - 25.5%
     Federal Home Loan Mortgage Corp.
     6.00%, 03/01/16                                          180                            188
     6.00%, 08/01/16                                          71                             74
     5.00%, 11/01/18                                          848                            862
     6.25%, 08/25/22                                          89                             89
     7.00%, 05/15/23                                          926                            980
     3.667%, 07/01/27 (g)                                     6                              7
     2.85%, 11/15/30 (g)                                      22                             22
     7.50%, 03/01/32                                          195                            199
     6.00%, 10/01/32                                          435                            450
     6.00%, 03/01/33                                          607                            627
     6.00%, 08/01/33                                          261                            269
     Federal National Mortgage Association
     5.00%, TBA (c)                                           63,312                         63,149
     5.50%, TBA (c)                                           3,000                          3,099
     5.50%, 11/01/13                                          20                             20
     6.00%, 06/01/14                                          13                             14
     5.50%, 03/01/16                                          222                            229
     6.00%, 04/01/16                                          328                            344
     6.00%, 05/01/16                                          97                             102
     6.00%, 06/01/16                                          16                             17
     6.00%, 08/01/16                                          43                             45
     6.00%, 09/01/16                                          45                             47
     6.00%, 11/01/16                                          198                            207
     5.50%, 12/01/16                                          507                            525
     5.50%, 01/01/17                                          1,592                          1,648
     6.00%, 02/01/17                                          43                             45
     5.50%, 03/01/17                                          164                            170
     6.00%, 03/01/17                                          234                            246
     6.00%, 04/01/17                                          165                            172
     6.00%, 05/01/17                                          50                             52
     5.50%, 10/01/17                                          127                            132
     6.00%, 10/01/17                                          158                            166
     5.50%, 11/01/17                                          417                            432
     5.00%, 05/01/18                                          24                             25
     5.00%, 08/01/18                                          2,420                          2,460
     5.00%, 10/01/18                                          707                            719
     6.00%, 03/01/33                                          96                             99
     5.00%, 04/25/33                                          2,018                          2,005
     5.50%, 11/01/33                                          921                            936
     5.50%, 02/01/34                                          1,718                          1,745
     5.50%, 03/01/34                                          856                            870
     6.50%, 11/01/34                                          500                            525
     5.50%, 01/13/35                                          11,000                         11,165
     3.00%, 09/01/40 (g)                                      90                             92
     6.50%, 12/25/42                                          259                            270
     2.77%, 03/25/44                                          2,413                          2,413
     FHA St. Regis Nursing Home, 7.449%, 08/01/10             45                             48
     Government National Mortgage Association II
     3.375%, 05/20/26 (g)                                     228                            232
     3.375%, 02/20/27 (g)                                     24                             24
     3.375%, 04/20/30 (g)                                     59                             60
     3.375%, 05/20/30 (g) (l)                                 49                             50
     2.75%, 02/20/32 (g)                                      573                            577
     3.00%, 02/20/32 (g)                                      345                            349
                                                                                             99,292
U.S. Treasury Securities - 15.1%
     U.S. Treasury Bond, 8.875%, 02/15/19 (l)                 400                            575
     U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (l)5,265                          5,432
     U.S. Treasury Note
     3.50%, TBA (c)                                           300                            299
     4.25%, TBA (c)                                           6,400                          6,417
     2.50%, 09/30/06 (l)                                      1,300                          1,289
     3.375%, 01/15/07 (m)                                     120                            128
     3.625%, 01/15/08 (l)                                     5,316                          5,791
     3.875%, 01/15/09 (l)                                     5,470                          6,131
     4.25%, 01/15/10 (l)                                      7,828                          9,080
     0.875%, 04/15/10 (l)                                     7,859                          7,782
     3.375%, 01/15/12 (l)                                     5,482                          6,240
     3.00%, 07/15/12 (l)                                      8,386                          9,358
     1.875%, 07/15/13 (l)                                     416                            428
                                                                                             58,950

     Total Government Securities (cost $169,074)                                             170,422

Municipals - 1.7%
     County of Harris Texas, 5.00%, 10/01/11                  700                            773
     Energy Northwest Washington Electrical, 5.50%, 07/01/14  100                            114
     New York State Dormitory Authority, 5.25%, 07/01/11      700                            774
     State of Illinois, 5.00%, 03/01/34                       200                            204
     State of Wisconsin, 5.00%, 05/01/12                      400                            442
     Sussex County Municipal Utilities Authority,
        5.00%, 12/01/12                                       1,200                          1,333
     Tobaco Settlement Financing Corp.
     6.125%, 06/01/24                                         500                            498
     6.75%, 06/01/39                                          2,400                          2,400

     Total Municipals (cost $6,432)                                                          6,538




Short Term Investments - 58.0%
Certificates of Deposit - 1.1%
     Citibank Certificate of Deposit, 2.03%, 01/24/05 (f)     4,300                          4,300

Commercial Paper - 21.1%
     ANZ National
     2.05%, 01/28/05                                          1,000                          998
     2.02%, 02/02/05 (f)                                      7,400                          7,387
     Bank of Ireland, 2.505%, 04/21/05 (f)                    5,100                          5,061
     Barclays US Funding, 2.375%, 03/08/05 (f)                10,500                         10,454
     Dexia Delaware Inc., 2.04%, 01/25/05 (f)                 10,700                         10,685
     Fortis Funding LLC, 1.93%, 01/25/05                      2,500                          2,497
     General Electric Capital Corp.
     2.04%, 02/04/05                                          200                            200
     2.23%, 02/23/05                                          100                            100
     2.32%, 02/24/05 (f)                                      5,800                          5,780
     2.34%, 03/01/05                                          1,000                          996
     2.42%, 03/14/05                                          4,400                          4,379
     HBOS Treasury Services Plc, 2.435%, 03/22/05 (f)         10,500                         10,443
     Royal Bank of Scotland, 2.41%, 03/15/05                  1,600                          1,592
     Toyota Motor Credit Corp., 2.36%, 03/07/05 (f)           10,500                         10,455
     UBS Finance LLC
     1.93%, 01/24/05                                          100                            100
     2.07%, 02/28/05                                          400                            399
     2.30%, 02/28/05                                          7,500                          7,472
     2.41%, 03/15/05                                          3,000                          2,985
                                                                                             81,983
Money Market Funds - 0.8%
     Dreyfus Cash Management Plus, 1.98% (a)                  3,156                          3,156

Securities Lending Collateral - 13.1%
     Mellon GSL Delaware Business Trust Collateral Fund       51,246                         51,246

U.S. Government Agencies - 21.4%
     Federal Home Loan Bank Discount Note
     2.12%, 02/04/05 (f)                                      $10,100                        10,080
     2.29%, 03/02/05                                          3,800                          3,785
     Federal Home Loan Mortgage Corp. Discount Note
     1.985%, 01/25/05                                         200                            200
     2.05%, 01/26/05                                          20,400                         20,370
     2.20%, 01/28/05 (f)                                      7,400                          7,388
     2.15%, 02/08/05                                          3,700                          3,692
     2.18%, 02/09/05                                          17,000                         16,960
     2.255%, 02/22/05 (f)                                     10,200                         10,167
     2.28%, 02/23/05                                          100                            100
     2.2825%, 02/23/05                                        300                            299
     2.295%, 03/01/05                                         1,700                          1,694
     2.30%, 03/01/05                                          3,800                          3,786
     2.32%, 03/08/05                                          600                            597
     2.36%, 03/09/05                                          200                            199
     2.26%, 03/14/05                                          3,700                          3,683
     2.42%, 03/16/05                                          200                            198
     2.39%, 04/15/05                                          500                            496
                                                                                             83,694
U.S. Treasury Bills - 0.5%
     U.S. Treasury Bill
     2.18%, 03/03/05 (m)                                      570                            568
     2.21%, 03/17/05 (m)                                      1,580                          1,573
                                                                                             2,141

     Total Short Term Investments (cost $226,520)                                            226,520

Total Investments - 129.6% (cost $501,164)                                                   505,607
Other Assets and Liabilities, Net -  (29.6%)                                                 (115,453)
Total Net Assets - 100%                                                                  $   390,154

JNL/PUTNAM EQUITY FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                31.3%
     Consumer, Non-cyclical                                   21.2%
     Consumer, Cyclical                                       13.0%
     Technology                                               12.7%
     Energy                                                   7.2%
     Industrial                                               6.5%
     Communications                                           5.9%
     Basic Materials                                          1.0%
     Diversified                                              1.0%
     Money Market Investment                                  0.1%
     Utilities                                                0.1%
                                                              100.0%

Common Stocks - 99.7%
Advertising - 0.6%
     Omnicom Group Inc.                                       11                         $   919

Aerospace & Defense - 2.8%
     Boeing Co.                                               29                             1,475
     Lockheed Martin Corp.                                    34                             1,861
     United Technologies Corp.                                9                              909
                                                                                             4,245
Airlines - 0.5%
     Southwest Airlines Co.                                   43                             701

Banks - 4.2%
     Commerce Bancorp. Inc. (l)                               50                             3,233
     Investors Financial Services Corp.                       10                             490
     North Fork Bancorp. Inc.                                 1                              42
     US Bancorp.                                              81                             2,524
                                                                                             6,289
Beverages - 0.0%
     Anheuser-Busch Cos. Inc.                                 1                              28
     Coca-Cola Co.                                            1                              44
                                                                                             72
Biotechnology - 1.7%
     Amgen Inc. (b)                                           32                             2,021
     Biogen Idec Inc. (b)                                     -                              17
     Charles River Laboratories International Inc. (b)        9                              400
     Genzyme Corp. (b)                                        -                              17
                                                                                             2,455
Building Materials - 0.7%
     Masco Corp. (l)                                          25                             910
     Vulcan Materials Co.                                     4                              202
                                                                                             1,112
Chemicals - 0.3%
     E.I. du Pont de Nemours & Co.                            1                              49
     PPG Industries Inc.                                      6                              436
                                                                                             485
Commercial Services - 2.4%
     Alliance Data Systems Corp. (b)                          17                             812
     Apollo Group Inc. (b)                                    21                             1,687
     Aramark Corp.                                            1                              32
     Career Education Corp. (b)                               8                              300
     Cendant Corp.                                            31                             720
     Iron Mountain Inc. (b)                                   1                              29
                                                                                             3,580
Computers - 4.0%
     Affiliated Computer Services Inc. - Class A (b)          -                              12
     Apple Computer Inc. (b)                                  11                             702
     Dell Inc. (b)                                            22                             927
     EMC Corp. (b)                                            35                             519
     Hewlett-Packard Co.                                      68                             1,432
     International Business Machines Corp.                    5                              483
     Lexmark International Inc. (b)                           5                              417
     Network Appliance Inc. (b)                               6                              199
     Sandisk Corp. (b)                                        24                             610
     Sun Microsystems Inc. (b)                                129                            693
                                                                                             5,994
Cosmetics & Personal Care - 0.7%
     Alberto-Culver Co. - Class B                             1                              29
     Avon Products Inc.                                       24                             921
     Colgate-Palmolive Co.                                    1                              31
                                                                                             981
Distribution & Wholesale - 0.2%
     Ingram Micro Inc. - Class A (b)                          13                             260

Diversified Financial Services - 16.5%
     Bear Stearns Cos. Inc.                                   9                              962
     Capital One Financial Corp. (l)                          37                             3,137
     Citigroup Inc.                                           125                            6,023
     Countrywide Financial Corp.                              78                             2,868
     Fannie Mae                                               54                             3,831
     Freddie Mac                                              30                             2,189
     Goldman Sachs Group Inc.                                 8                              832
     Lehman Brothers Holdings Inc.                            31                             2,668
     MBNA Corp.                                               26                             735
     Providian Financial Corp. (b)                            92                             1,520
                                                                                             24,765
Electric - 0.1%
     Edison International                                     1                              42
     Entergy Corp.                                            -                              34
     PG&E Corp. (b)                                           1                              44
     Sierra Pacific Resources (b) (l)                         2                              17
                                                                                             137
Electronics - 0.3%
     Amphenol Corp. (b)                                       13                             467
     Jabil Circuit Inc. (b)                                   1                              15
                                                                                             482
Food - 0.2%
     Supervalu Inc.                                           10                             359

Healthcare - 4.2%
     Baxter International Inc.                                1                              30
     Community Health Systems Inc. (b)                        1                              14
     Coventry Health Care Inc. (b)                            -                              16
     Dade Behring Holdings Inc. (b)                           6                              330
     Guidant Corp.                                            -                              14
     HCA Inc.                                                 3                              120
     Johnson & Johnson                                        82                             5,188
     Laboratory Corp. of America Holdings (b)                 7                              339
     Medtronic Inc.                                           4                              214
     Quest Diagnostics Inc.                                   -                              19
     WellPoint Inc. (b)                                       -                              12
                                                                                             6,296
Home Builders - 1.8%
     Lennar Corp. (l)                                         23                             1,309
     NVR Inc. (b) (l)                                         2                              1,317
     Pulte Homes Inc.                                         1                              32
                                                                                             2,658
Home Furnishings - 0.5%
     Whirlpool Corp. (l)                                      11                             782

Insurance - 9.4%
     ACE Ltd.                                                 72                             3,057
     American International Group Inc.                        53                             3,474
     Chubb Corp.                                              7                              515
     Cigna Corp.                                              9                              742
     Everest Re Group Ltd.                                    28                             2,544
     Hartford Financial Services Group Inc.                   20                             1,393
     PMI Group Inc.                                           25                             1,035
     St. Paul Cos. Inc.                                       29                             1,064
     Willis Group Holdings Ltd.                               8                              313
                                                                                             14,137
Internet - 1.1%
     eBay Inc. (b)                                            -                              35
     IAC/InterActiveCorp (b) (l)                              28                             779
     Yahoo! Inc. (b)                                          23                             863
                                                                                             1,677
Investment Companies - 1.0%
     SPDR Trust Series 1 (l)                                  12                             1,500

Leisure Time - 1.8%
     Harley-Davidson Inc.                                     30                             1,835
     Royal Caribbean Cruises Ltd. (l)                         15                             800
                                                                                             2,635
Lodging - 0.4%
     Harrah's Entertainment Inc. (l)                          7                              435
     Las Vegas Sands Corp. (b)                                2                              100
     Station Casinos Inc. (l)                                 -                              16
                                                                                             551
Manufacturing - 2.6%
     3M Co.                                                   -                              24
     Dover Corp.                                              -                              16
     Eastman Kodak Co. (l)                                    25                             790
     ITT Industries Inc.                                      -                              34
     Tyco International Ltd.                                  83                             2,984
                                                                                             3,848
Media - 0.7%
     Comcast Corp. - Special Class A (b)                      2                              52
     Time Warner Inc. (b)                                     2                              47
     Walt Disney Co.                                          36                             998
                                                                                             1,097
Mining - 0.7%
     Aggregate Industries Plc                                 181                            363
     BHP Billiton Plc                                         52                             656
                                                                                             1,019
Office & Business Equipment - 0.8%
     Xerox Corp. (b) (l)                                      67                             1,135

Oil & Gas Producers - 7.1%
     Amerada Hess Corp. (l)                                   19                             1,541
     Apache Corp.                                             1                              29
     Canadian Natural Resources Ltd.                          21                             919
     ChevronTexaco Corp.                                      18                             929
     Devon Energy Corp.                                       2                              70
     Exxon Mobil Corp.                                        119                            6,119
     GlobalSantaFe Corp.                                      2                              63
     Marathon Oil Corp.                                       11                             425
     Noble Corp. (b)                                          12                             602
                                                                                             10,697
Packaging & Containers - 0.0%
     Sealed Air Corp. (b)                                     1                              32

Pharmaceuticals - 8.5%
     Abbott Laboratories                                      1                              31
     AmerisourceBergen Corp. (l)                              5                              288
     Bristol-Myers Squibb Co.                                 32                             830
     Cardinal Health Inc.                                     48                             2,768
     Eli Lilly & Co.                                          -                              11
     Express Scripts Inc. - Class A (b)                       17                             1,277
     Medco Health Solutions Inc. (b)                          1                              21
     Merck & Co. Inc.                                         56                             1,790
     Pfizer Inc.                                              182                            4,890
     Teva Pharmaceutical Industries Ltd. - ADR                25                             751
                                                                                             12,657
Real Estate - 0.7%
     General Growth Properties Inc.                           27                             987

Retail - 7.7%
     Autozone Inc. (b)                                        9                              811
     Bed Bath & Beyond Inc. (b)                               7                              287
     Best Buy Co. Inc.                                        16                             945
     Family Dollar Stores Inc.                                1                              16
     Gap Inc.                                                 28                             581
     Home Depot Inc.                                          38                             1,624
     Kohl's Corp. (b)                                         1                              30
     Lowe's Cos. Inc.                                         43                             2,468
     McDonald's Corp.                                         69                             2,206
     Office Depot Inc. (b)                                    42                             724
     Ross Stores Inc.                                         18                             508
     Staples Inc.                                             36                             1,225
     Starbucks Corp. (b)                                      1                              37
                                                                                             11,462
Savings & Loans - 0.4%
     Washington Mutual Inc.                                   15                             643

Semiconductors - 1.3%
     Analog Devices Inc.                                      9                              336
     Freescale Semiconductor Inc. (b)                         1                              17
     Intel Corp.                                              67                             1,574
     Maxim Integrated Products Inc.                           -                              13
                                                                                             1,940
Software - 6.6%
     Adobe Systems Inc.                                       14                             866
     Automatic Data Processing Inc.                           -                              13
     BMC Software Inc. (b)                                    28                             529
     Citrix Systems Inc. (b) (l)                              36                             883
     Computer Associates International Inc.                   2                              47
     Fair Isaac Corp.                                         22                             792
     Fiserv Inc. (b)                                          -                              16
     Microsoft Corp.                                          251                            6,702
     Oracle Corp. (b)                                         3                              44
     Siebel Systems Inc. (b)                                  3                              29
                                                                                             9,921
Telecommunications - 0.1%
     BellSouth Corp.                                          1                              31
     SBC Communications Inc.                                  1                              29
     Sprint Corp. - FON Group                                 1                              35
     Verizon Communications Inc.                              1                              42
                                                                                             137
Telecommunications Equipment - 3.3%
     Cisco Systems Inc. (b)                                   229                            4,418
     Scientific-Atlanta Inc.                                  14                             472
                                                                                             4,890
Tobacco - 3.6%
     Altria Group Inc.                                        79                             4,824
     UST Inc.                                                 11                             505
                                                                                             5,329
Toys & Hobbies - 0.2%
     Hasbro Inc.                                              19                             359

Wireless Telecommunications - 0.0%
     Motorola Inc.                                            2                              28
     Nextel Communications Inc. (b)                           1                              30
                                                                                             58

     Total Common Stocks (cost $129,917)                                                     149,283

Warrants - 0.0%
Telecommunications Equipment - 0.0%
     Lucent Technologies Inc., Strike Price $2.75, Expiring 12/10/07                         1   1

     Total Warrants (cost $0)                                                                1

Short Term Investments - 9.1%
Money Market Funds - 0.2%
     Dreyfus Cash Management Plus, 1.98% (a)                  193                            193

Securities Lending Collateral - 8.9%
     Mellon GSL Delaware Business Trust Collateral Fund       13,341                         13,341

     Total Short Term Investments (cost $13,534)                                             13,534

Total Investments - 108.8% (cost $143,451)                                                   162,818
Other Assets and Liabilities, Net - (8.8%)                                                   (13,138)
Total Net Assets - 100%                                                                  $   149,680

JNL/PUTNAM INTERNATIONAL EQUITY FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                27.2%
     Consumer, Non-cyclical                                   16.0%
     Communications                                           16.0%
     Industrial                                               10.4%
     Consumer, Cyclical                                       10.1%
     Energy                                                   7.7%
     Basic Materials                                          4.3%
     Technology                                               3.4%
     Utilities                                                3.3%
     Diversified                                              1.6%
                                                              100.0%

Common Stocks - 96.3%
Advertising - 0.9%
     WPP Group Plc                                            73                         $   806

Airlines - 0.6%
     Singapore Airlines Ltd.                                  81                             566

Auto Manufacturers - 5.7%
     Bayerische Motoren Werke AG                              8                              343
     Honda Motor Co. Ltd.                                     18                             912
     Hyundai Motor Co. Ltd. - GDR (e)                         21                             541
     Renault SA                                               8                              695
     Toyota Motor Corp.                                       71                             2,881
                                                                                             5,372
Banks - 17.6%
     Allied Irish Banks Plc                                   23                             478
     Australia & New Zealand Banking Group Ltd.               7                              107
     Banco Bilbao Vizcaya Argentaria SA                       3                              48
     Banco Itau Holding Financeira SA - ADR (l)               4                              279
     Bank of Ireland                                          36                             594
     Barclays Plc                                             169                            1,904
     BNP Paribas SA                                           16                             1,134
     Credit Agricole SA                                       35                             1,050
     Credit Suisse Group (b)                                  33                             1,408
     Danske Bank A/S                                          27                             822
     DBS Group Holdings Ltd.                                  91                             898
     HSBC Holdings Plc                                        3                              55
     Mitsubishi Tokyo Financial Group Inc.                    -                              1,157
     Mizuho Financial Group Inc.                              -                              423
     National Bank of Greece (b)                              7                              227
     National Bank of Greece SA                               10                             340
     Nordea AB                                                16                             156
     OTP Bank Rt                                              3                              104
     Oversea-Chinese Banking Corp. Ltd.                       59                             488
     Powszechna Kasa Oszczednosci Bank Polski SA (b)          9                              85
     Principal Office Fund (b)                                8                              330
     Royal Bank of Scotland (b)                               9                              305
     Royal Bank of Scotland Group Plc                         62                             2,097
     UBS AG                                                   20                             1,659
     Uniao de Bancos Brasileiros SA - GDR                     2                              51
     UniCredito Italiano SpA                                  85                             490
                                                                                             16,689
Beverages - 2.4%
     Diageo Plc                                               116                            1,649
     Interbrew                                                14                             552
     Pernod-Ricard                                            -                              55
                                                                                             2,256
Building Materials - 0.9%
     CRH Plc                                                  31                             819
     Titan Cement Co. SA                                      2                              57
                                                                                             876
Chemicals - 2.5%
     Air Liquide SA                                           -                              45
     BASF AG                                                  17                             1,219
     Ciba Specialty Chemicals AG (b)                          10                             783
     Shin-Etsu Chemical Co. Ltd.                              7                              287
                                                                                             2,334
Commercial Services - 0.9%
     Dai Nippon Printing Co. Ltd.                             39                             626
     Societe Des Autoroutes Paris-Rhin-Rhone (b)              4                              230
                                                                                             856
Computers - 0.2%
     Acer Inc.                                                120                            199

Cosmetics & Personal Care - 0.3%
     Uni-Charm Corp.                                          6                              307

Distribution & Wholesale - 0.3%
     Mitsui & Co. Ltd.                                        35                             314

Diversified Financial Services - 4.3%
     Acom Co. Ltd.                                            12                             884
     Credit Saison Co. Ltd.                                   18                             662
     Fubon Financial Holding Co. Ltd.                         198                            439
     Nomura Holdings Inc.                                     84                             1,225
     ORIX Corp.                                               3                              408
     Sampo Oyj - Class A                                      6                              87
     Takefuji Corp.                                           5                              341
                                                                                             4,046
Electric - 1.6%
     E.ON AG                                                  1                              59
     Iberdrola SA                                             51                             1,288
     International Power Plc (b)                              19                             56
     Scottish & Southern Energy Plc                           2                              29
     Scottish Power Plc                                       2                              17
     Tokyo Electric Power Co. Inc.                            2                              55
                                                                                             1,504
Electrical Components & Equipment - 2.0%
     Funai Electric Co. Ltd.                                  -                              50
     Hitachi Ltd.                                             10                             69
     LG Electronics Inc. (b)                                  6                              350
     Samsung Electronics Co. Ltd.                             3                              1,454
                                                                                             1,923
Electronics - 0.4%
     Koninklijke Philips Electronics NV                       8                              211
     Omron Corp.                                              8                              200
                                                                                             411
Engineering & Construction - 0.7%
     JGC Corp.                                                10                             92
     Linde AG                                                 8                              501
     Societe Des Autoroutes Paris (b)                         1                              54
                                                                                             647
Food - 1.7%
     Groupe Danone                                            1                              55
     Koninklijke Ahold NV (b)                                 10                             75
     Metro AG                                                 1                              50
     Nestle SA                                                2                              597
     Royal Numico NV (b)                                      2                              56
     Tesco Plc                                                72                             442
     Woolworths Ltd.                                          27                             315
                                                                                             1,590
Gas - 0.8%
     Tokyo Gas Co. Ltd.                                       187                            767

Hand & Machine Tools - 0.4%
     Schneider Electric SA                                    1                              56
     SMC Corp.                                                3                              343
                                                                                             399
Healthcare - 0.3%
     Synthes Inc. (b)                                         3                              293

Holding Companies - Diversified - 0.3%
     LVMH Moet Hennessy Louis Vuitton SA                      3                              233
     Swire Pacific Ltd.                                       6                              50
                                                                                             283
Home Furnishings - 0.1%
     Matsushita Electric Industrial Co. Ltd.                  4                              63

Household Products - 0.6%
     Reckitt Benckiser Plc                                    19                             572

Insurance - 3.9%
     Aeon Co. Ltd. (b)                                        2                              26
     Allianz AG                                               5                              610
     ING Groep NV                                             5                              142
     QBE Insurance Group Ltd.                                 7                              81
     Swiss Reinsurance                                        19                             1,368
     XL Capital Ltd.                                          8                              614
     Zurich Financial Services AG (b)                         5                              898
                                                                                             3,739
Lodging - 0.3%
     Accor SA                                                 7                              322

Manufacturing - 1.0%
     Siemens AG                                               11                             922

Media - 4.1%
     Gestevision Telecinco SA (b)                             2                              48
     ITV Plc                                                  176                            356
     Lagardere S.C.A.                                         2                              130
     Mediaset SpA                                             78                             995
     News Corp Inc. (l)                                       6                              112
     Singapore Press Holdings Ltd.                            76                             215
     Societe Television Francaise 1                           12                             391
     Vivendi Universal SA (b)                                 43                             1,364
     VNU NV                                                   11                             322
                                                                                             3,933
Metal Fabrication & Hardware - 1.6%
     Assa Abloy AB - Class B                                  31                             533
     SKF AB                                                   21                             949
                                                                                             1,482
Mining - 1.8%
     Aggregate Industries Plc                                 179                            359
     BHP Billiton Plc                                         58                             684
     Rio Tinto Plc                                            23                             682
                                                                                             1,725
Office & Business Equipment - 2.2%
     Canon Inc.                                               38                             2,072

Oil & Gas Producers - 7.6%
     Canadian Natural Resources Ltd.                          11                             474
     ENI-Ente Nazionale Idrocarburi SpA                       55                             1,387
     Noble Corp. (b)                                          5                              264
     Norsk Hydro ASA                                          4                              352
     Petroleo Brasileiro SA - Petrobras - ADR                 18                             725
     Royal Dutch Petroleum Co. - NYS                          5                              307
     Shell Transport & Trading Co. Plc                        6                              55
     Total Fina Elf SA                                        17                             3,611
                                                                                             7,175
Oil & Gas Services - 0.1%
     IHC Caland NV                                            2                              124

Packaging & Containers - 0.3%
     Amcor Ltd.                                               50                             287

Pharmaceuticals - 7.7%
     AstraZeneca Plc                                          32                             1,146
     GlaxoSmithKline Plc                                      26                             609
     Novartis AG                                              41                             2,072
     Roche Holding AG Genusschein                             17                             2,012
     Sankyo Co. Ltd.                                          -                              9
     Schwarz Pharma AG                                        1                              27
     Taisho Pharmaceutical Co. Ltd.                           13                             283
     Takeda Chemical Industries Ltd.                          2                              76
     Yamanouchi Pharmaceutical Co. Ltd.                       27                             1,055
                                                                                             7,289
Retail - 2.8%
     Aeon Co. Ltd.                                            21                             353
     Hennes & Mauritz AB - Class B                            23                             796
     Lawson Inc.                                              12                             439
     Swatch Group AG                                          12                             359
     Swatch Group AG - Class B                                5                              690
                                                                                             2,637
Semiconductors - 0.8%
     Rohm Co. Ltd.                                            2                              217
     Taiwan Semiconductor Manufacturing Co. Ltd.              327                            521
                                                                                             738
Software - 0.2%
     Nomura Research Institute Ltd.                           2                              215

Telecommunications - 5.4%
     China Netcom Group Corp. Ltd. (b)                        235                            319
     China Telecom Corp. Ltd.                                 1,550                          568
     Deutsche Telekom AG (b)                                  4                              101
     Eircom Group Plc                                         58                             135
     France Telecom SA                                        17                             553
     France Telecom SA (b)                                    19                             613
     Hellenic Telecommunications Organization SA              3                              56
     KDDI Corp.                                               -                              215
     Royal KPN NV                                             8                              78
     Tele Norte Leste Participacoes SA                        3                              56
     Telecom Corp.                                            17                             77
     Telecom Italia SpA                                       277                            1,135
     Telefonica SA                                            3                              57
     Telefonos de Mexico SA de CV - ADR                       17                             645
     Telekom Austria (b)                                      9                              175
     Telekom Austria AG                                       19                             364
                                                                                             5,147
Tobacco - 2.1%
     Altadis SA                                               22                             1,023
     Japan Tobacco Inc.                                       -                              971
                                                                                             1,994
Transportation - 2.5%
     Canadian National Railway Co.                            8                              514
     East Japan Railway Co.                                   -                              923
     TPG NV                                                   36                             977
                                                                                             2,414
Water - 0.9%
     Veolia Environnement                                     24                             865

Wireless Telecommunications - 5.5%
     Nokia Oyj                                                3                              48
     NTT DoCoMo Inc.                                          -                              232
     SK Telecom Co. Ltd. - ADR (l)                            2                              42
     Telefonaktiebolaget LM Ericsson (b)                      272                            866
     Vodafone Group Plc                                       1,504                          4,079
                                                                                             5,267

     Total Common Stocks (cost $73,174)                                                      91,420

Preferred Stocks - 0.3%
Auto Manufacturers - 0.3%
     Porsche AG (b)                                           -                              249

Holding Companies - Diversified - 0.0%
     Singapore Press Holdings Ltd. (b)                        13                             37

     Total Preferred Stocks (cost $284)                                                      286

Mutual Funds - 1.3%
     iShares MSCI EAFE Index Fund                             8                              1,216

     Total Mutual Funds (cost $1,169)                                                        1,216

Warrants - 0.5%
Manufacturing - 0.5%
     Reliance Industries Warrant, No Strike Price,
     Expiring 09/30/05                                        41                             499

     Total Warrants (cost $418)                                                              499

Short Term Investments - 8.0%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  1                              1

Repurchase Agreement - 1.2%
     Repurchase Agreement with Goldman Sachs and Co.,
     2.25%, (Collateralized by $1,200 Federal Home Loan
     Discount Note, 4.50%, due 01/21/05, market value $1,198)
     acquired on 12/31/04, due 01/03/05 at $1,171             $1,171                         1,171

Securities Lending Collateral - 6.8%
     Mellon GSL Delaware Business Trust Collateral Fund       6,434                          6,434

     Total Short Term Investments (cost $7,606)                                              7,606

Total Investments - 106.4% (cost $82,651)                                                    101,027
Other Assets and Liabilities, Net - (6.4%)                                                   (6,028)
Total Net Assets - 100%                                                                  $   94,999

JNL/PUTNAM MIDCAP GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   25.9%
     Technology                                               22.4%
     Consumer, Cyclical                                       17.3%
     Industrial                                               11.8%
     Financial                                                8.3%
     Communications                                           6.1%
     Energy                                                   4.7%
     Diversified                                              1.5%
     Basic Materials                                          1.4%
     Money Market Investment                                  0.6%
                                                              100.0%

Common Stocks - 99.5%
Advertising - 1.1%
     Getty Images Inc. (b) (l)                                5                          $   365

Aerospace & Defense - 1.4%
     United Defense Industries Inc. (b)                       10                             487

Apparel - 1.4%
     Coach Inc. (b)                                           9                              496

Auto Parts & Equipment - 1.4%
     Autoliv Inc.                                             10                             488

Banks - 0.6%
     Commerce Bancorp. Inc. (l)                               3                              200

Biotechnology - 2.6%
     Biogen Idec Inc. (b) (l)                                 3                              193
     Charles River Laboratories International Inc. (b)        9                              428
     Genzyme Corp. (b)                                        5                              273
                                                                                             894
Building Materials - 1.1%
     Vulcan Materials Co.                                     7                              388

Chemicals - 0.8%
     Georgia Gulf Corp.                                       5                              254

Commercial Services - 4.2%
     Alliance Data Systems Corp. (b)                          2                              114
     Apollo Group Inc. (b)                                    4                              355
     Corporate Executive Board Co.                            4                              288
     Equifax Inc.                                             7                              194
     Moody's Corp.                                            4                              356
     Strayer Education Inc.                                   1                              121
                                                                                             1,428
Computers - 6.2%
     Lexmark International Inc. (b)                           4                              340
     Logitech International SA (b) (l)                        2                              140
     Network Appliance Inc. (b) (l)                           16                             541
     Sandisk Corp. (b)                                        23                             562
     Storage Technology Corp. (b)                             16                             503
                                                                                             2,086
Cosmetics & Personal Care - 0.8%
     Alberto-Culver Co. - Class B                             6                              284

Distribution & Wholesale - 0.5%
     Hughes Supply Inc.                                       3                              100
     Ingram Micro Inc. - Class A (b)                          3                              69
                                                                                             169
 Diversified Financial Services - 6.0%
     Bear Stearns Cos. Inc.                                   5                              501
     Capital One Financial Corp. (l)                          6                              488
     Chicago Mercantile Exchange Holding Inc.                 1                              160
     Doral Financial Corp.                                    5                              266
     Nelnet Inc. (b)                                          11                             288
     Providian Financial Corp. (b)                            21                             343
                                                                                             2,046
Electrical Components & Equipment - 0.9%
     Ametek Inc.                                              5                              178
     Energizer Holdings Inc. (b)                              3                              129
                                                                                             307
Electronics - 0.4%
     Amphenol Corp. (b)                                       4                              136

Forest Products & Paper - 0.6%
     Louisiana-Pacific Corp.                                  8                              203

Hand & Machine Tools - 0.8%
     Black & Decker Corp.                                     3                              291

Healthcare - 12.1%
     Advanced Medical Optics Inc. (b) (l)                     -                              -
     Biomet Inc.                                              7                              320
     C.R. Bard Inc.                                           7                              461
     Coventry Health Care Inc. (b)                            5                              244
     Dade Behring Holdings Inc. (b)                           4                              241
     Edwards Lifesciences Corp. (b)                           7                              297
     Gen-Probe Inc. (b)                                       6                              292
     Idexx Laboratories Inc. (b)                              4                              202
     Inamed Corp. (b)                                         -                              13
     Laboratory Corp. of America Holdings (b)                 9                              468
     Pacificare Health Systems Inc. (b)                       8                              424
     Respironics Inc. (b)                                     4                              223
     Varian Medical Systems Inc. (b)                          8                              342
     WellPoint Inc. (b)                                       5                              552
                                                                                             4,079
Home Builders - 1.4%
     NVR Inc. (b) (l)                                         1                              462

Home Furnishings - 1.7%
     Harman International Industries Inc.                     2                              292
     Whirlpool Corp.                                          4                              291
                                                                                             583
Household Products - 3.4%
     Fossil Inc. (b)                                          3                              87
     Scotts Co. - Class A (b)                                 3                              199
     Toro Co.                                                 6                              496
     Yankee Candle Co. Inc. (b)                               11                             352
                                                                                             1,134
Insurance - 1.7%
     Everest Re Group Ltd.                                    2                              215
     W.R. Berkley Corp.                                       8                              361
                                                                                             576
Internet - 1.2%
     McAfee Inc. (b)                                          3                              89
     Symantec Corp. (b)                                       7                              185
     VeriSign Inc. (b)                                        4                              143
                                                                                             417
Investment Companies - 1.5%
     Midcap SPDR Trust Series 1 (l)                           4                              509

Leisure Time - 1.0%
     Harley-Davidson Inc. (l)                                 5                              322

Lodging - 0.5%
     Harrah's Entertainment Inc.                              2                              161

Machinery - 3.6%
     Graco Inc.                                               6                              220
     IDEX Corp. (l)                                           6                              243
     Terex Corp. (b)                                          13                             629
     Zebra Technologies Corp. (b)                             2                              110
                                                                                             1,202
Manufacturing - 0.6%
     ITT Industries Inc.                                      3                              211

Media - 0.7%
     XM Satellite Radio Holdings Inc. - Class A (b) (l)       6                              226

Oil & Gas Producers - 3.7%
     Amerada Hess Corp.                                       5                              395
     Burlington Resources Inc.                                4                              191
     EOG Resources Inc.                                       2                              114
     Newfield Exploration Co. (b)                             5                              266
     Pogo Producing Co.                                       3                              155
     Sunoco Inc. (l)                                          2                              123
                                                                                             1,244
Oil & Gas Services - 1.0%
     BJ Services Co.                                          8                              349

Packaging & Containers - 1.2%
     Ball Corp.                                               10                             422

Pharmaceuticals - 3.5%
     Barr Laboratories Inc. (b)                               6                              287
     Cephalon Inc. (b)                                        7                              351
     Endo Pharmaceuticals Holdings Inc. (b)                   4                              86
     Eon Labs Inc. (b)                                        1                              37
     Medicis Pharmaceutical Corp. - Class A (l)               12                             407
                                                                                             1,168
Retail - 7.5%
     Abercrombie & Fitch Co. - Class A                        3                              150
     Aeropostale Inc. (b)                                     10                             304
     American Eagle Outfitters Inc.                           4                              193
     Claire's Stores Inc.                                     25                             536
     Darden Restaurants Inc.                                  8                              216
     Michaels Stores Inc. (l)                                 8                              225
     Petco Animal Supplies Inc. (b)                           2                              91
     Staples Inc.                                             15                             489
     Starbucks Corp. (b)                                      5                              337
                                                                                             2,541
Semiconductors - 4.7%
     ATI Technologies Inc. (b)                                11                             211
     Lam Research Corp. (b)                                   7                              211
     Linear Technology Corp.                                  23                             876
     Sigmatel Inc. (b)                                        9                              306
                                                                                             1,604
Software - 11.5%
     Acxiom Corp.                                             8                              207
     Adobe Systems Inc.                                       12                             753
     Autodesk Inc.                                            5                              197
     BMC Software Inc. (b)                                    33                             621
     Citrix Systems Inc. (b) (l)                              29                             699
     Fair Isaac Corp.                                         13                             473
     Navteq Corp. (b)                                         4                              196
     Siebel Systems Inc. (b)                                  11                             120
     Take-Two Interactive Software Inc. (b) (l)               4                              125
     Veritas Software Corp. (b)                               18                             500
                                                                                             3,891
Telecommunications - 0.3%
     West Corp. (b)                                           3                              93

Telecommunications Equipment - 2.9%
     Harris Corp.                                             7                              451
     Scientific-Atlanta Inc.                                  7                              241
     Tellabs Inc. (b)                                         32                             274
                                                                                             966
Tobacco - 0.8%
     UST Inc.                                                 6                              269

Toys & Hobbies - 0.5%
     Marvel Enterprises Inc. (b)                              8                              154

Transportation - 1.7%
     CNF Inc.                                                 8                              401
     Overseas Shipholding Group Inc.                          3                              160
                                                                                             561

     Total Common Stocks (cost $28,138)                                                      33,666

Short Term Investments - 13.4%
Money Market Funds - 0.6%
     Dreyfus Cash Management Plus, 1.98% (a)                  192                            192

Securities Lending Collateral - 12.8%
     Mellon GSL Delaware Business Trust Collateral Fund       4,345                          4,345

     Total Short Term Investments (cost $4,537)                                              4,537

Total Investments - 112.9% (cost $32,675)                                                    38,203
Other Assets and Liabilities, Net -  (12.9%)                                                 (4,373)
Total Net Assets - 100%                                                                  $   33,830

JNL/PUTNAM VALUE EQUITY FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                27.0%
     Consumer, Non-cyclical                                   20.3%
     Technology                                               12.0%
     Industrial                                               11.6%
     Energy                                                   9.0%
     Communications                                           7.2%
     Consumer, Cyclical                                       7.1%
     Basic Materials                                          3.0%
     Utilities                                                2.8%
                                                              100.0%

Common Stocks - 99.0%
Aerospace & Defense - 2.0%
     Boeing Co.                                               33                         $   1,724
     Lockheed Martin Corp.                                    48                             2,655
                                                                                             4,379
Apparel - 0.1%
     Liz Claiborne Inc.                                       6                              266

Banks - 6.6%
     Bank of America Corp.                                    116                            5,465
     State Street Corp.                                       32                             1,572
     US Bancorp.                                              66                             2,064
     Wachovia Corp.                                           59                             3,119
     Wells Fargo & Co.                                        32                             1,976
                                                                                             14,196
Beverages - 1.3%
     Coca-Cola Co.                                            48                             2,002
     PepsiCo Inc.                                             15                             773
                                                                                             2,775
Biotechnology - 0.4%
     Amgen Inc. (b)                                           13                             860

Building Materials - 1.1%
     Masco Corp.                                              42                             1,523
     Vulcan Materials Co.                                     16                             852
                                                                                             2,375
Chemicals - 2.0%
     Dow Chemical Co.                                         39                             1,906
     PPG Industries Inc.                                      27                             1,820
     Rohm & Haas Co.                                          15                             668
                                                                                             4,394
Commercial Services - 1.0%
     Aramark Corp.                                            24                             647
     Cendant Corp.                                            62                             1,450
                                                                                             2,097
Computers - 4.9%
     Dell Inc. (b)                                            14                             607
     Hewlett-Packard Co.                                      245                            5,142
     International Business Machines Corp.                    49                             4,860
                                                                                             10,609
Cosmetics & Personal Care - 2.3%
     Colgate-Palmolive Co.                                    21                             1,079
     Estee Lauder Cos. Inc.                                   29                             1,324
     Procter & Gamble Co.                                     48                             2,627
                                                                                             5,030
Diversified Financial Services - 13.7%
     Citigroup Inc.                                           168                            8,109
     Countrywide Financial Corp.                              20                             744
     Fannie Mae                                               78                             5,576
     Freddie Mac                                              55                             4,061
     JPMorgan Chase & Co.                                     128                            5,005
     Lehman Brothers Holdings Inc.                            22                             1,890
     MBNA Corp.                                               34                             970
     Merrill Lynch & Co. Inc.                                 29                             1,751
     Morgan Stanley                                           12                             661
     Providian Financial Corp. (b)                            47                             776
                                                                                             29,543
Electric - 2.8%
     Alliant Energy Corp.                                     30                             863
     Edison International                                     35                             1,115
     Exelon Corp.                                             15                             670
     MDU Resources Group Inc.                                 32                             848
     PG&E Corp. (b)                                           55                             1,834
     PPL Corp.                                                15                             789
                                                                                             6,119
Electrical Components & Equipment - 0.6%
     Emerson Electric Co.                                     17                             1,213

Food - 1.0%
     General Mills Inc.                                       23                             1,149
     H.J. Heinz Co.                                           23                             889
     Tyson Foods Inc.                                         1                              20
                                                                                             2,058
Forest Products & Paper - 0.3%
     Weyerhaeuser Co.                                         10                             672

Gas - 0.0%
     Sempra Energy                                            -                              11

Healthcare - 4.0%
     Johnson & Johnson                                        83                             5,263
     Laboratory Corp. of America Holdings (b) (l)             19                             932
     Medtronic Inc.                                           31                             1,545
     Quest Diagnostics Inc.                                   9                              898
                                                                                             8,638
Home Furnishings - 1.2%
     Whirlpool Corp. (l)                                      37                             2,547

Insurance - 5.7%
     ACE Ltd.                                                 51                             2,193
     Allstate Corp.                                           29                             1,495
     Berkshire Hathaway Inc. - Class B (b)                    -                              646
     Chubb Corp.                                              10                             792
     Hartford Financial Services Group Inc.                   22                             1,525
     Lincoln National Corp.                                   18                             859
     MetLife Inc.                                             29                             1,191
     St. Paul Cos. Inc.                                       44                             1,617
     W.R. Berkley Corp.                                       1                              28
     XL Capital Ltd.                                          25                             1,949
                                                                                             12,295
Leisure Time - 0.4%
     Brunswick Corp.                                          15                             752

Manufacturing - 6.9%
     General Electric Capital Corp.                           210                            7,650
     Ingersoll-Rand Co. - Class A                             32                             2,578
     Parker Hannifin Corp.                                    9                              674
     Tyco International Ltd. (l)                              114                            4,060
                                                                                             14,962
Media - 2.3%
     EchoStar Communications Corp.                            21                             681
     Time Warner Inc. (b)                                     58                             1,118
     Viacom Inc. - Class B                                    44                             1,583
     Walt Disney Co.                                          58                             1,615
                                                                                             4,997
Mining - 0.7%
     Alcoa Inc.                                               47                             1,464

Office & Business Equipment - 1.2%
     Xerox Corp. (b) (l)                                      155                            2,643

Oil & Gas Producers - 9.0%
     Amerada Hess Corp.                                       11                             931
     ChevronTexaco Corp.                                      108                            5,687
     Exxon Mobil Corp.                                        207                            10,590
     Marathon Oil Corp.                                       59                             2,215
                                                                                             19,423
Pharmaceuticals - 6.6%
     Abbott Laboratories                                      80                             3,746
     AmerisourceBergen Corp.                                  30                             1,743
     Bristol-Myers Squibb Co.                                 2                              38
     Express Scripts Inc. - Class A (b) (l)                   23                             1,720
     Pfizer Inc.                                              263                            7,064
                                                                                             14,311
Retail - 4.9%
     Foot Locker Inc.                                         8                              214
     Home Depot Inc.                                          45                             1,932
     Lowe's Cos. Inc.                                         8                              484
     McDonald's Corp.                                         76                             2,443
     Office Depot Inc. (b)                                    139                            2,410
     Rite Aid Corp. (b)                                       501                            1,832
     Wal-Mart Stores Inc.                                     22                             1,173
                                                                                             10,488
Semiconductors - 2.2%
     Freescale Semiconductor Inc. (b)                         19                             356
     Intel Corp.                                              187                            4,367
                                                                                             4,723
Software - 3.7%
     Automatic Data Processing Inc.                           28                             1,224
     BMC Software Inc. (b)                                    -                              7
     Fiserv Inc. (b)                                          36                             1,463
     Microsoft Corp.                                          130                            3,467
     Oracle Corp. (b)                                         131                            1,800
                                                                                             7,961
Telecommunications - 2.9%
     SBC Communications Inc.                                  63                             1,613
     Verizon Communications Inc.                              116                            4,707
                                                                                             6,320
Telecommunications Equipment - 0.8%
     Cisco Systems Inc. (b)                                   91                             1,762

Tobacco - 3.7%
     Altria Group Inc.                                        103                            6,293
     Reynolds American Inc. (l)                               18                             1,423
     UST Inc.                                                 6                              293
                                                                                             8,009
Toys & Hobbies - 0.6%
     Mattel Inc.                                              66                             1,286

Transportation - 0.9%
     Canadian National Railway Co.                            26                             1,605
     Union Pacific Corp.                                      6                              397
                                                                                             2,002
Wireless Telecommunications - 1.2%
     Motorola Inc.                                            140                            2,408
     Total Common Stocks (cost $184,913)                                                     213,588

Short Term Investments - 5.3%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  1                              1

Repurchase Agreement - 0.9%
     Repurchase Agreement with Goldman Sachs and Co.,
     2.25%, (Collateralized by $1,900 Federal Home Loan
     Discount Note, 4.50%, due 01/21/05, market value $1,898)
     acquired on 12/31/04, due 01/03/05 at $1,860             $1,860                         1,860

Securities Lending Collateral - 4.4%
     Mellon GSL Delaware Business Trust Collateral Fund       9,506                          9,506

     Total Short Term Investments (cost $11,367)                                             11,367

Total Investments - 104.3% (cost $196,280)                                                   224,955
Other Assets and Liabilities, Net - (4.3%)                                                   (9,339)
Total Net Assets - 100%                                                                  $   215,616


JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Mutual Funds - 100.0%
Aggressive Growth - 44.6%
     JNL/AIM Large Cap Growth Fund (n)                        3,667                      $   42,796
     JNL/Alger Growth Fund (n)                                2,761                          42,793
     JNL/Eagle Smallcap Equity Fund (n)                       1,058                          21,123
     JNL/FMR Capital Growth Fund (n)                          1,385                          21,704
     JNL/Lazard Mid Cap Value Fund (n)                        1,363                          19,986
     JNL/Lazard Small Cap Value Fund (n)                      1,984                          27,405
     JNL/Mellon Capital Management Enhanced S&P 500
     Stock Index Fund (n)                                     3,094                          27,229
     JNL/Oppenheimer Global Growth Fund (n)                   3,394                          40,451
     JNL/Select Large Cap Growth Fund (n)                     804                            15,840
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 1,425                          39,727
                                                                                             299,054
Greater Opportunity for Stability - 5.6%
     JNL/Select Money Market Fund (n)                         37,488                         37,488

Growth - 36.8%
     JNL/Eagle Core Equity Fund (n)                           5,176                          77,428
     JNL/Mellon Capital Management Energy Sector Fund (n)     384                            7,238
     JNL/Mellon Capital Management International
     Index Fund (n)                                           2,940                          40,193
     JNL/Mellon Capital Management Pharmaceutical/Healthcare
     Sector Fund (n)                                          593                            6,922
     JNL/Mellon Capital Management Technology
     Sector Fund (n)                                          1,107                          6,865
     JNL/Select Global Growth Fund (n)                        1,528                          29,658
     JNL/T.Rowe Price Established Growth Fund (n)             4,280                          78,578
                                                                                             246,882
Growth & Income - 13.0%
     JNL/Select Value Fund (n)                                1,304                          21,798
     JNL/T.Rowe Price Value Fund (n)                          4,808                          65,578
                                                                                             87,376

     Total Mutual Funds (cost $591,693)                                                      670,800

Total Investments - 100.0% (cost $591,693)                                                   670,800
Other Assets and Liabilities, Net - 0.0%                                                     (89)
Total Net Assets - 100%                                                                  $   670,711

JNL/S&P MANAGED CONSERVATIVE FUND

Mutual Funds - 99.5%
Aggressive Growth - 5.1%
     JNL/AIM Large Cap Growth Fund (n)                        36                         $   425
     JNL/Alger Growth Fund (n)                                18                             285
                                                                                             710
Greater Opportunity for Stability - 19.6%
     JNL/Select Money Market Fund (n)                         2,719                          2,719

Growth - 14.3%
     JNL/Eagle Core Equity Fund (n)                           67                             997
     JNL/T.Rowe Price Established Growth Fund (n)             54                             999
                                                                                             1,996
Growth & Income - 11.3%
     JNL/Select Value Fund (n)                                43                             710
     JNL/T.Rowe Price Value Fund (n)                          63                             861
                                                                                             1,571
Income - 49.2%
     JNL/PIMCO Total Return Bond Fund (n)                     285                            3,407
     JNL/Salomon Brothers High Yield Bond Fund (n)            81                             687
     JNL/Salomon Brothers Strategic Bond Fund (n)             180                            2,064
     JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund (n)                                            60                             682
                                                                                             6,840

     Total Mutual Funds (cost $13,857)                                                       13,836

Total Investments - 99.5% (cost $13,857)                                                     13,836
Other Assets and Liabilities, Net - 0.5%                                                     73
Total Net Assets - 100%                                                                  $   13,909

JNL/S&P MANAGED GROWTH FUND

Mutual Funds - 100.0%
Aggressive Growth - 40.0%
     JNL/AIM Large Cap Growth Fund (n)                        4,647                      $   54,230
     JNL/Alger Growth Fund (n)                                2,822                          43,734
     JNL/Eagle Smallcap Equity Fund (n)                       1,394                          27,831
     JNL/FMR Capital Growth Fund (n)                          1,410                          22,101
     JNL/Lazard Mid Cap Value Fund (n)                        1,892                          27,735
     JNL/Lazard Small Cap Value Fund (n)                      2,805                          38,738
     JNL/Mellon Capital Management Enhanced S&P 500
     Stock Index Fund (n)                                     6,147                          54,095
     JNL/Oppenheimer Global Growth Fund (n)                   4,718                          56,240
     JNL/Select Large Cap Growth Fund (n)                     1,365                          26,913
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 1,772                          49,374
                                                                                             400,991
Greater Opportunity for Stability - 5.3%
     JNL/Select Money Market Fund (n)                         53,570                         53,570

Growth - 31.8%
     JNL/Eagle Core Equity Fund (n)                           7,279                          108,887
     JNL/Mellon Capital Management International
     Index Fund (n)                                           4,128                          56,423
     JNL/Mellon Capital Management S&P 500 Index Fund (n)     2,037                          21,709
     JNL/Select Global Growth Fund (n)                        1,098                          21,317
     JNL/T.Rowe Price Established Growth Fund (n)             5,992                          110,008
                                                                                             318,344
Growth & Income - 13.7%
     JNL/Select Value Fund (n)                                2,282                          38,131
     JNL/T.Rowe Price Value Fund (n)                          7,244                          98,802
                                                                                             136,933
Income - 9.2%
     JNL/PIMCO Total Return Bond Fund (n)                     3,801                          45,466
     JNL/Salomon Brothers Strategic Bond Fund (n)             4,040                          46,333
                                                                                             91,799

     Total Mutual Funds (cost $899,237)                                                      1,001,637

Total Investments - 100.0% (cost $899,237)                                                   1,001,637
Other Assets and Liabilities, Net - 0.0%                                                     (75)
Total Net Assets - 100%                                                                  $   1,001,562

JNL/S&P MANAGED MODERATE FUND

Mutual Funds - 97.4%
Aggressive Growth - 17.8%
     JNL/AIM Large Cap Growth Fund (n)                        50                         $   585
     JNL/Alger Growth Fund (n)                                38                             591
     JNL/FMR Capital Growth Fund (n)                          38                             600
     JNL/Lazard Mid Cap Value Fund (n)                        27                             397
     JNL/Lazard Small Cap Value Fund (n)                      29                             395
     JNL/Oppenheimer Global Growth Fund (n)                   33                             399
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 21                             592
                                                                                             3,559
Greater Opportunity for Stability - 14.3%
     JNL/Select Money Market Fund (n)                         2,833                          2,833

Growth - 18.8%
     JNL/Eagle Core Equity Fund (n)                           105                            1,570
     JNL/Mellon Capital Management International Index Fund (n)                              44  599
     JNL/T.Rowe Price Established Growth Fund (n)             86                             1,573
                                                                                             3,742
Growth & Income - 12.9%
     JNL/Select Value Fund (n)                                59                             979
     JNL/T.Rowe Price Value Fund (n)                          116                            1,580
                                                                                             2,559
Income - 33.5%
     JNL/PIMCO Total Return Bond Fund (n)                     238                            2,841
     JNL/Salomon Brothers High Yield Bond Fund (n)            112                            953
     JNL/Salomon Brothers Strategic Bond Fund (n)             166                            1,909
     JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund (n)                                            84                             948
                                                                                             6,651

     Total Mutual Funds (cost $19,247)                                                       19,344

Total Investments - 97.3% (cost $19,247)                                                     19,344
Other Assets and Liabilities, Net - 2.7%                                                     529
Total Net Assets - 100%                                                                  $   19,873

JNL/S&P MANAGED MODERATE GROWTH FUND

Mutual Funds - 99.9%
 Aggressive Growth - 28.5%
     JNL/AIM Large Cap Growth Fund (n)                        2,037                      $   23,768
     JNL/Alger Growth Fund (n)                                1,470                          22,779
     JNL/Eagle Smallcap Equity Fund (n)                       569                            11,360
     JNL/FMR Capital Growth Fund (n)                          742                            11,630
     JNL/Lazard Mid Cap Value Fund (n)                        810                            11,875
     JNL/Lazard Small Cap Value Fund (n)                      833                            11,506
     JNL/Mellon Capital Management Enhanced S&P 500
     Stock Index Fund (n)                                     3,075                          27,057
     JNL/Oppenheimer Global Growth Fund (n)                   2,126                          25,341
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 1,118                          31,163
                                                                                             176,479
Greater Opportunity for Stability - 5.0%
     JNL/Select Money Market Fund (n)                         30,745                         30,745

Growth - 29.0%
     JNL/Eagle Core Equity Fund (n)                           4,202                          62,858
     JNL/Mellon Capital Management International
     Index Fund (n)                                           2,241                          30,633
     JNL/Mellon Capital Management S&P 500 Index Fund (n)     2,034                          21,677
     JNL/T.Rowe Price Established Growth Fund (n)             3,515                          64,536
                                                                                             179,704
Growth & Income - 14.8%
     JNL/Select Value Fund (n)                                1,813                          30,294
     JNL/T.Rowe Price Value Fund (n)                          4,483                          61,142
                                                                                             91,436
Income - 22.6%
     JNL/PIMCO Total Return Bond Fund (n)                     5,479                          65,523
     JNL/Salomon Brothers High Yield Bond Fund (n)            2,035                          17,317
     JNL/Salomon Brothers Strategic Bond Fund (n)             3,568                          40,920
     JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund (n)                                            1,452                          16,426
                                                                                             140,186

     Total Mutual Funds (cost $564,351)                                                      618,550

Total Investments - 99.9% (cost $564,351)                                                    618,550
Other Assets and Liabilities, Net - 0.1%                                                     556
Total Net Assets - 100%                                                                  $   619,106

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           20.4%
     Consumer, Cyclical                                       17.3%
     Industrial                                               13.0%
     Consumer, Non-cyclical                                   11.0%
     Basic Materials                                          9.6%
     Financial                                                9.5%
     Energy                                                   9.0%
     Utilities                                                6.4%
     Technology                                               3.8%
                                                              100.0%

Common Stocks - 0.3%
Computers - 0.0%
     Axiohm Transaction Solutions Inc. (b)                    1                          $   -

Food - 0.0%
     VFB LLC. (b)                                             79                             9

Home Furnishings - 0.0%
     Mattress Disounter Restricted (b)                        1                              -

Household Products - 0.0%
     ContinentalAFA Dispensing Co. (b)                        4                              13

Machinery - 0.0%
     Terex Corp. (b)                                          -                              12

Media - 0.0%
     UnitedGlobalCom Inc. (b) (l)                             10                             95

Telecommunications - 0.2%
     NTL Inc. (b)                                             3                              253
     Telewest Global Inc. (b) (l)                             10                             174
                                                                                             427
Wireless Telecommunications - 0.1%
     Spectrasite Inc. (b) (l)                                 4                              256
     Total Common Stocks (cost $989)                                                         812

Preferred Stocks - 0.0%
Wireless Telecommunications - 0.0%
     Alamosa Holdings Inc., 7.50%                             -                              121

     Total Preferred Stocks (cost $38)                                                       121

Warrants - 0.0%
Retail - 0.0%
     Mattress Discounters Corp., Strike Price $0.01,
     Expiring 07/15/07                                        -                              -

Telecommunications - 0.0%
     AT&T Canada Inc., No Strike Price, Expiring 08/15/07     1                              25
     Minorplanet Systems USA Inc., Strike Price $240.625,
     Expiring 09/15/05                                        2                              -

Textiles - 0.0%
     Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09  1                              -

Wireless Telecommunications - 0.0%
     American Tower Corp., Strike Price $0.01,
        Expiring 08/01/08                                     -                              8

     Total Warrants (cost $7)                                                                33

Corporate Bonds - 92.7%
Advertising - 0.9%
     R.H. Donnelley Finance Corp. I
     8.875%, 12/15/10 (e)                                     $550                           613
     10.875%, 12/15/12 (e)                                    1,075                          1,277
     SITEL Corp., 9.25%, 03/15/06                             135                            136
     Vertis Inc., 9.75%, 04/01/09 (l)                         500                            543
                                                                                             2,569
Aerospace & Defense - 1.9%
     Alliant Techsystems Inc., 8.50%, 05/15/11                500                            548
     DRS Technologies Inc., 6.875%, 11/01/13 (e)              1,150                          1,202
     L-3 Communications Corp.
     6.125%, 07/15/13                                         1,000                          1,033
     7.625%, 06/15/12                                         650                            713
     Sequa Corp.
     8.875%, 04/01/08                                         196                            215
     9.00%, 08/01/09                                          75                             86
     Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)         125                            -
     Titan Corp., 8.00%, 05/15/11                             1,375                          1,464
                                                                                             5,260
Airlines - 0.3%
     Continental Airlines Inc.
     7.25%, 11/01/05                                          25                             23
     6.541%, 09/15/08                                         46                             42
     United AirLines Inc., 6.201%, 09/01/08 (i)               998                            910
                                                                                             975
Apparel - 1.0%
     Levi Strauss & Co., 11.625%, 01/15/08 (l)                1,405                          1,475
     Oxford Industries, 8.875%, 06/01/11                      1,225                          1,316
                                                                                             2,791
Auto Manufacturers - 0.5%
     General Motors Corp., 8.375%, 07/15/33 (l)               1,250                          1,295

Auto Parts & Equipment - 0.9%
     Breed Technologies Inc., 9.25%, 04/15/08 (i)             100                            -
     Keystone Automotive Operations Inc., 9.75%, 11/01/13     50                             53
     TRW Automotive Inc.
     9.375%, 02/15/13                                         491                            570
     11.00%, 02/15/13 (l)                                     1,650                          1,988
                                                                                             2,611
Building Materials - 1.0%
     Ainsworth Lumber, 7.25%, 10/01/12 (e)                    1,475                          1,501
     Associated Materials Inc., 11.25%, 03/01/14              2,025                          1,458
                                                                                             2,959
Chemicals - 7.5%
     Applied Extrusion Technologies Inc., 10.75%,
        07/01/11 (i) (l)                                      150                            89
     Borden Chemical & Plastic, 9.50%, 05/01/05 (i)           85                             -
     Compass Minerals Group Inc., 10.00%, 08/15/11            75                             83
     Equistar Chemicals LP
     10.125%, 09/01/08                                        1,000                          1,152
     10.625%, 05/01/11                                        2,075                          2,407
     ETHYL Corp., 8.875%, 05/01/10                            95                             105
     FMC Corp.
     10.25%, 11/01/09                                         500                            574
     7.75%, 07/01/11                                          75                             79
     Huntsman International LLC
     9.875%, 03/01/09                                         2,500                          2,744
     10.125%, 07/01/09 (l)                                    75                             79
     IMC Global Inc., 10.875%, 06/01/08                       500                            600
     Innophos Inc., 8.875%, 08/15/14 (e)                      1,250                          1,350
     ISP Chemco Inc., 10.25%, 07/01/11                        100                            113
     Johnsondiversey Inc., 9.625%, 05/15/12                   1,000                          1,118
     Lyondell Chemical Co.
     11.125%, 07/15/12                                        100                            119
     9.50%, 12/15/08                                          600                            651
     10.50%, 06/01/13                                         1,700                          2,023
     Millennium America Inc.
     7.00%, 11/15/06                                          750                            780
     9.25%, 06/15/08 (l)                                      565                            643
     Nalco Co., 8.875%, 11/15/13 (l)                          2,000                          2,195
     PolyOne Corp., 10.625%, 05/15/10                         400                            450
     Resolution Performance Products LLC
     8.00%, 12/15/09                                          100                            108
     9.50%, 04/15/10                                          350                            379
     13.50%, 11/15/10                                         975                            1,060
     Rhodia SA
     7.625%, 06/01/10 (l)                                     100                            100
     10.25%, 06/01/10                                         750                            844
     8.875%, 06/01/11 (l)                                     750                            756
     Union Carbide Chemical & Plastics Co. Inc.,
     7.875%, 04/01/23 (l)                                     200                            210
     Union Carbide Corp.
     6.70%, 04/01/09 (l)                                      100                            106
     6.79%, 06/01/25 (l)                                      100                            102
     United Industries Corp., 9.875%, 04/01/09                150                            157
     Westlake Chemical Corp., 8.75%, 07/15/11                 48                             54
                                                                                             21,230
Commercial Services - 2.0%
     Allied Security Escrow Corp., 11.375%, 07/15/11 (e)      775                            810
     Brand Services Inc., 12.00%, 10/15/12                    75                             84
     Cenveo Corp., 7.875%, 12/01/13 (l)                       900                            837
     Iron Mountain Inc.
     8.25%, 07/01/11                                          750                            773
     8.625%, 04/01/13                                         1,225                          1,302
     7.75%, 01/15/15                                          625                            634
     Mail-Well I Corp., 9.625%, 03/15/12 (l)                  550                            604
     Service Corp. International
     7.70%, 04/15/09 (l)                                      300                            324
     7.70%, 04/15/09 (l)                                      200                            216
                                                                                             5,584
Computers - 0.9%
     Seagate Technology HDD Holdings, 8.00%, 05/15/09         1,500                          1,620
     Unisys Corp.
     7.25%, 01/15/05                                          370                            370
     8.125%, 06/01/06                                         630                            664
                                                                                             2,654
Distribution & Wholesale - 0.4%
     National Waterworks Inc., 10.50%, 12/01/12               1,000                          1,125
     Wesco Distribution Inc., 9.125%, 06/01/08                75                             77
                                                                                             1,202
Diversified Financial Services - 2.9%
     Affinia Group, 9.00%, 11/30/14 (e)                       675                            704
     Airplane Pass-Through Trust, 10.875%, 03/15/12 (i)       123                            -
     Alamosa Delaware Inc.
     (Step-Up Bond), 12.00%, 07/31/09 (d) (l)                 1,427                          1,548
     8.50%, 01/31/12                                          1,500                          1,639
     BCP Caylux Holdings Luxembourg SCA,
     9.625%, 06/15/14 (e)                                     1,800                          2,030
     Case Credit Corp., 6.75%, 10/21/07                       250                            255
     CFN Liquidating Trust                                    115                            2
     Global Cash Access LLC, 8.75%, 03/15/12                  500                            539
     Riddell Bell Holdings Inc., 8.375%, 10/01/12 (e)         1,450                          1,500
     Sensus Metering Systems Inc., 8.625%, 12/15/13           75                             77
                                                                                             8,294
Electric - 6.3%
     AES Corp.
     8.75%, 06/15/08 (l)                                      50                             55
     9.50%, 06/01/09 (l)                                      2,700                          3,071
     9.375%, 09/15/10 (l)                                     50                             58
     8.875%, 02/15/11 (l)                                     25                             29
     9.00%, 05/15/15 (e)                                      550                            630
     Allegheny Energy Supply, 10.25%, 11/15/07 (e)            75                             85
     BRL Universal Equipment, 8.875%, 02/15/08                150                            158
     Calpine Corp.
     8.75%, 07/15/07 (l)                                      25                             22
     8.50%, 07/15/10 (e) (l)                                  3,600                          3,087
     8.75%, 07/15/13 (e)                                      40                             33
     CMS Energy Corp., 8.50%, 04/15/11                        1,000                          1,136
     Edison Mission Energy Corp.
     10.00%, 08/15/08                                         200                            230
     7.73%, 06/15/09 (l)                                      125                            134
     9.875%, 04/15/11 (l)                                     250                            296
     Homer City Funding LLC, 8.734%, 10/01/26                 100                            116
     Midwest Generation LLC, 8.56%, 01/02/16                  350                            389
     Mirant Americas Generation Inc.
     7.61%, 05/01/06 (i)                                      50                             54
     9.125%, 05/01/31 (i)                                     100                            104
     Mission Energy Holding Co., 13.50%, 07/15/08             300                            374
     Nevada Power Co.
     8.25%, 06/01/11                                          1,000                          1,149
     9.00%, 08/15/13                                          500                            585
     NRG Energy Inc., 8.00%, 12/15/13 (e)                     2,175                          2,370
     Orion Power Holdings Inc., 12.00%, 05/01/10              500                            635
     Reliant Energy Inc., 9.50%, 07/15/13                     2,650                          3,011
                                                                                             17,811
Electrical Components & Equipment - 0.0%
     Motors and Gears Inc., 10.75%, 11/15/06                  100                            98

Electronics - 0.6%
     Fisher Scientific International, 8.00%, 09/01/13 (l)     500                            568
     Muzak LLC, 10.00%, 02/15/09                              50                             46
     Sanmina-SCI Corp., 10.375%, 01/15/10                     1,000                          1,148
                                                                                             1,762
Entertainment - 3.0%
     Argosy Gaming Co.
     9.00%, 09/01/11                                          1,000                          1,115
     7.00%, 01/15/14 (l)                                      100                            111
     Choctaw Resort Development Enterprise,
     7.25%, 11/15/19 (e)                                      975                            985
     Cinemark USA Inc., 9.00%, 02/01/13 (l)                   1,000                          1,141
     Herbst Gaming Inc., 8.125%, 06/01/12                     1,400                          1,498
     Isle of Capri Casinos Inc., 7.00%, 03/01/14              100                            102
     Pinnacle Entertainment Inc.
     8.25%, 03/15/12                                          1,500                          1,594
     8.75%, 10/01/13 (l)                                      75                             80
     Scientific Games Corp., 6.25%, 12/15/12 (e)              700                            712
     Six Flags Inc.
     9.50%, 02/01/09 (l)                                      1,000                          1,040
     8.875%, 02/01/10 (l)                                     200                            203
     9.625%, 06/01/14 (l)                                     25                             25
                                                                                             8,606
Environmental Control - 1.5%
     Allied Waste North America
     5.75%, 02/15/11                                          450                            423
     9.25%, 09/01/12                                          100                            108
     7.875%, 04/15/13                                         1,500                          1,538
     6.125%, 02/15/14 (l)                                     800                            752
     7.375%, 04/15/14 (l)                                     75                             72
     IESI Corp., 10.25%, 06/15/12                             1,000                          1,170
     IMCO Recycling Inc., 10.375%, 10/15/10                   75                             85
     Safety-Kleen Services, 9.25%, 06/01/08 (i)               125                            -
                                                                                             4,148
Food - 2.7%
     Ahold Finance USA Inc., 8.25%, 07/15/10                  1,000                          1,133
     Ahold Lease USA Inc., 7.82%, 01/02/20                    47                             51
     Del Monte Corp.
     8.625%, 12/15/12                                         2,000                          2,240
     9.25%, 05/15/11                                          1,000                          1,095
     Doane Pet Care Co, 10.75%, 03/01/10                      100                            107
     Dole Food Co., Inc., 8.875%, 03/15/11                    600                            652
     Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e) (l)    1,500                          1,429
     United Agri Products, 8.75%, 12/15/11 (e)                1,040                          1,115
                                                                                             7,822
Forest Products & Paper - 1.9%
     Abitibi-Consolidated Inc., 8.55%, 08/01/10 (l)           1,150                          1,246
     Appleton Papers Inc., 8.125%, 06/15/11                   1,000                          1,078
     Bowater Inc., 6.50%, 06/15/13                            100                            100
     Buckeye Technologies Inc.
     9.25%, 09/15/08 (l)                                      50                             50
     8.00%, 10/15/10                                          25                             25
     Cascades Inc., 7.25%, 02/15/13                           500                            530
     Newark Group Inc., 9.75%, 03/15/14                       700                            746
     Norske Skog Canada Ltd., 8.625%, 06/15/11                1,475                          1,582
                                                                                             5,356
Healthcare - 4.8%
     Ameripath Inc., 10.50%, 04/01/13                         75                             80
     Community Health Systems, 6.50%, 12/15/12 (e)            700                            705
     Extendicare Health Services Inc., 9.50%, 07/01/10        75                             84
     HCA Inc.
     6.25%, 02/15/13                                          1,700                          1,715
     7.69%, 06/15/25                                          1,350                          1,384
     7.50%, 11/06/33 (l)                                      500                            510
     IASIS Capital Corp.,
     8.75%, 06/15/14 (l)                                      2,300                          2,507
     Insight Health Services Corp., 9.875%, 11/01/11 (l)      50                             51
     Psychiatric Solutions Inc., 10.625%, 06/15/13            1,200                          1,389
     Sola International Inc., 6.875%, 03/15/08                75                             76
     Tenet Healthcare Corp.
     6.50%, 06/01/12                                          1,300                          1,203
     7.375%, 02/01/13 (l)                                     175                            170
     9.875%, 07/01/14 (e)                                     900                            981
     Triad Hospitals Inc., 7.00%, 11/15/13 (l)                1,600                          1,636
     VWR International Inc., 8.00%, 04/15/14 (e)              1,025                          1,094
                                                                                             13,583
Holding Companies - Diversified - 0.0%
     JSG Funding Plc, 9.625%, 10/01/12                        75                             84

Home Builders - 1.6%
     K Hovnanian Enterprises Inc., 7.75%, 05/15/13            500                            540
     Ryland Group Inc., 9.125%, 06/15/11 (l)                  1,000                          1,113
     Schuler Homes Inc., 10.50%, 07/15/11 (l)                 1,500                          1,706
     Toll Corp., 8.25%, 02/01/11                              500                            540
     WCI Communities Inc., 10.625%, 02/15/11                  500                            555
                                                                                             4,454
Home Furnishings - 0.5%
     Applica Inc., 10.00%, 07/31/08 (l)                       21                             21
     Sealy Mattress Co., 8.25%, 06/15/14 (l)                  1,400                          1,484
                                                                                             1,505
Household Products - 0.6%
     Johnsondiversey Holdings Inc.,
     (Step-Up Bond), 10.67%, 05/15/13 (d)                     2,000                          1,730

Internet - 0.6%
     FTD Inc., 7.75%, 02/15/14                                1,575                          1,622

Iron & Steel - 0.0%
     AK Steel Corp., 7.875%, 02/15/09                         75                             76
     Ispat Inland ULC, 9.75%, 04/01/14                        48                             60
                                                                                             136
Leisure Time - 0.3%
     AMF Bowling Worldwide Inc., 10.00%, 03/01/10             100                            107
     Icon Health & Fitness Corp., 11.25%, 04/01/12            750                            630
     Leslie's Poolmart Inc., 10.375%, 07/15/08                125                            132
                                                                                             869
Lodging - 5.5%
     Ameristar Casinos Inc., 10.75%, 02/15/09                 2,000                          2,230
     Boyd Gaming Corp., 7.75%, 12/15/12                       1,000                          1,090
     Hilton Hotels Corp., 8.25%, 02/15/11                     1,000                          1,183
     John Q Hammons Hotels LP, 8.875%, 05/15/12               100                            113
     Mandalay Resort Group
     10.25%, 08/01/07                                         750                            848
     6.375%, 12/15/11                                         500                            523
     MGM Mirage
     9.75%, 06/01/07                                          2,000                          2,220
     8.50%, 09/15/10                                          500                            569
     Park Place Entertainment Corp.
     8.875%, 09/15/08                                         1,100                          1,246
     8.125%, 05/15/11 (l)                                     1,000                          1,155
     Starwood Hotels & Resorts Worldwide Inc.,
     7.875%, 05/01/12                                         1,500                          1,714
     Station Casinos Inc., 6.50%, 02/01/14 (l)                1,000                          1,028
     Sun International Hotels Ltd., 8.875%, 08/15/11          275                            300
     Turning Stone Casino Resort Enterprise,
     9.125%, 12/15/10 (e)                                     1,250                          1,353
     Venetian Casino Resort LLC, 11.00%, 06/15/10             100                            114
                                                                                             15,686
Machinery - 1.2%
     AGCO Corp., 9.50%, 05/01/08                              538                            573
     Case New Holland Inc.
     9.25%, 08/01/11 (e)                                      1,750                          1,947
     Dresser-Rand Group Inc., 7.375%, 11/01/14 (e)            350                            357
     NMHG Holding Co., 10.00%, 05/15/09                       75                             83
     Terex Corp., 10.375%, 04/01/11 (l)                       500                            560
                                                                                             3,520
Manufacturing - 1.2%
     Blount Inc., 8.875%, 08/01/12                            650                            705
     Invensys Plc, 9.875%, 03/15/11 (e) (l)                   50                             54
     Ki Holdings, (Step-Up Bond), 9.825%, 11/15/14 (d) (e)    2,150                          1,376
     Park-ohio Industries Inc., 8.375%, 11/15/14 (e) (l)      1,375                          1,375
                                                                                             3,510
Media - 8.8%
     Cablevision Systems Corp., 8.00%, 04/15/12 (e)           50                             53
     Charter Communications Holdings LLC
     8.625%, 04/01/09 (l)                                     1,850                          1,605
     10.00%, 04/01/09                                         2,000                          1,800
     10.75%, 10/01/09                                         75                             68
     10.25%, 09/15/10                                         1,000                          1,060
     10.00%, 05/15/11                                         350                            299
     Charter Communications Operating LLC,
     8.00%, 04/30/12 (e)                                      1,000                          1,040
     CSC Holdings Inc.
     7.625%, 04/01/11                                         2,500                          2,694
     10.50%, 05/15/16                                         125                            142
     7.875%, 02/15/18                                         1,000                          1,080
     Dex Media Corp., (Step-Up Bond), 9.00%, 11/15/13 (d)     200                            157
     Dex Media East LLC, 12.125%, 11/15/12                    1,494                          1,821
     Dex Media West LLC, 9.875%, 08/15/13                     1,074                          1,238
     DirecTV Holdings LLC, 8.375%, 03/15/13                   2,100                          2,355
     Echostar DBS Corp., 6.375%, 10/01/11                     2,000                          2,045
     Houghton Mifflin Co.
     8.25%, 02/01/11 (l)                                      270                            288
     9.875%, 02/01/13 (l)                                     1,340                          1,467
     Lodgenet Entertainment Corp., 9.50%, 06/15/13            75                             83
     Mediacom Broadband LLC, 11.00%, 07/15/13 (l)             50                             54
     Mediacom Capital Corp., 9.50%, 01/15/13                  1,982                          1,989
     Nextmedia Operating Inc., 10.75%, 07/01/11               125                            140
     Radio One Inc., 8.875%, 07/01/11                         25                             27
     Rogers Cable Inc.
     6.25%, 06/15/13 (l)                                      1,000                          1,003
     8.75%, 05/01/32                                          25                             28
     Rogers Cablesystems Ltd., 10.00%, 03/15/05               1,100                          1,115
     Yell Finance BV, (Step-Up Bond), 13.50%, 08/01/11 (d)(l) 33                             32
     Young Broadcasting Inc., 10.00%, 03/01/11 (l)            1,425                          1,520
                                                                                             25,203
Metal Fabrication & Hardware - 1.0%
     Mueller Group Inc., 10.00%, 05/01/12                     90                             98
     Mueller Holdings Inc.,
     (Step-Up Bond), 14.75%, 04/15/14 (d)                     2,000                          1,370
     Wolverine Tube Inc., 10.50%, 04/01/09                    1,300                          1,417
                                                                                             2,885
Mining - 0.3%
     Peabody Energy Corp., 6.875%, 03/15/13                   750                            812

Office & Business Equipment - 1.5%
     General Binding Corp., 9.375%, 06/01/08                  2,000                          2,000
     Xerox Corp.
     9.75%, 01/15/09 (g)                                      1,000                          1,175
     6.875%, 08/15/11                                         500                            532
     7.625%, 06/15/13                                         500                            549
                                                                                             4,256
Oil & Gas Producers - 3.6%
     Chesapeake Energy Corp.
     8.125%, 04/01/11                                         1,000                          1,083
     7.00%, 08/15/14                                          500                            532
     Denbury Resources Inc., 7.50%, 04/01/13 (l)              1,000                          1,080
     El Paso Production Holding Co., 7.75%, 06/01/13          1,000                          1,048
     Magnum Hunter Resources Inc., 9.60%, 03/15/12            81                             92
     Newfield Exploration Co., 7.625%, 03/01/11               975                            1,097
     Pioneer Natural Resources Co., 5.875%, 07/15/16 (l)      1,000                          1,045
     Pride International Inc., 7.375%, 07/15/14 (l)           2,000                          2,185
     Stone Energy Corp., 8.25%, 12/15/11                      635                            686
     Vintage Petroleum Inc.
     7.875%, 05/15/11 (l)                                     850                            905
     8.25%, 05/01/12                                          500                            550
                                                                                             10,303
Oil & Gas Services - 0.3%
     Key Energy Services Inc., 6.375%, 05/01/13               500                            509
     Universal Compression Inc., 7.25%, 05/15/10              200                            213
                                                                                             722
Packaging & Containers - 3.8%
     Anchor Glass Container Corp., 11.00%, 02/15/13           1,300                          1,391
     Berry Plastics Corp., 10.75%, 07/15/12                   1,425                          1,632
     Graphic Packaging International Corp., 9.50%,
        08/15/13 (l)                                          2,250                          2,559
     Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12 1,000                          1,090
     Owens-Brockway, 8.875%, 02/15/09                         1,000                          1,086
     Owens-Illinois Inc., 8.10%, 05/15/07 (l)                 1,000                          1,065
     Plastipak Holdings Inc., 10.75%, 09/01/11                100                            113
     Pliant Corp.
     11.125%, 09/01/09                                        175                            190
     13.00%, 06/01/10 (l)                                     400                            390
     Radnor Holdings Corp., 11.00%, 03/15/10 (l)              100                            86
     Stone Container Corp.
     9.75%, 02/01/11                                          125                            137
     8.375%, 07/01/12                                         1,000                          1,090
     Tekni-Plex Inc., 12.75%, 06/15/10 (l)                    100                            95
                                                                                             10,924
Pharmaceuticals - 0.0%
     aaiPharma Inc., 11.50%, 04/01/10 (l)                     75                             56
     Vicar Operating Inc., 9.875%, 12/01/09                   75                             82
                                                                                             138
Pipelines - 4.7%
     Dynegy Holdings Inc.
     9.875%, 07/15/10 (e)                                     550                            615
     6.875%, 04/01/11 (l)                                     2,100                          2,020
     10.125%, 07/15/13 (e)                                    1,500                          1,718
     7.125%, 05/15/18                                         25                             22
     7.625%, 10/15/26                                         125                            109
     El Paso Corp.
     7.875%, 06/15/12 (l)                                     2,000                          2,093
     7.75%, 01/15/32 (l)                                      1,850                          1,770
     Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12   1,500                          1,824
     Williams Cos. Inc.
     7.125%, 09/01/11 (l)                                     1,000                          1,093
     8.125%, 03/15/12 (l)                                     500                            578
     7.625%, 07/15/19                                         50                             55
     7.875%, 09/01/21                                         200                            223
     8.75%, 03/15/32                                          1,000                          1,149
                                                                                             13,269
Real Estate - 1.3%
     Felcor Lodging LP, 10.00%, 09/15/08                      101                            106
     Host Marriott Corp., 7.875%, 08/01/08                    109                            111
     Host Marriott LP
     8.375%, 02/15/06                                         50                             52
     7.125%, 11/01/13 (l)                                     2,075                          2,218
     Meristar Hospitality Corp., 9.125%, 01/15/11 (l)         1,100                          1,188
     MeriStar Hospitality Operating Partnership LP,
     10.50%, 06/15/09                                         50                             55
                                                                                             3,730
Retail - 2.5%
     Buffets Inc., 11.25%, 07/15/10                           75                             80
     Carrols Corp., 9.00%, 01/15/13 (e)                       700                            725
     CSK Auto Inc., 7.00%, 01/15/14 (l)                       425                            417
     Eye Care Centers of America, 9.125%, 05/01/08            75                             75
     Finlay Fine Jewelry Corp., 8.375%, 06/01/12              1,325                          1,431
     General Nutrition Centers Inc., 8.50%, 12/01/10          1,350                          1,276
     Home Interiors & Gifts Inc., 10.125%, 06/01/08 (l)       175                            144
     J.C. Penney Co. Inc.
     7.125%, 11/15/23 (l)                                     500                            533
     7.40%, 04/01/37                                          1,000                          1,068
     Jafra Cosmetics International Inc., 10.75%, 05/15/11     100                            113
     Rite Aid Corp., 11.25%, 07/01/08 (l)                     75                             81
     Saks Inc.
     7.50%, 12/01/10                                          630                            671
     7.00%, 12/01/13                                          294                            300
     7.375%, 02/15/19                                         75                             74
                                                                                             6,988
Semiconductors - 1.3%
     Amkor Technology Inc.
     9.25%, 02/15/08 (l)                                      1,000                          1,022
     7.75%, 05/15/13 (l)                                      1,000                          940
     Fairchild Semiconductor International Inc.,
     10.50%, 02/01/09                                         1,000                          1,055
     Freescale Semiconductor, 7.125%, 07/15/14 (l)            750                            814
                                                                                             3,831
Telecommunications - 3.5%
     AT&T Corp., 9.75%, 11/15/31 (g)                          1,175                          1,403
     Insight Midwest Capital Inc.
     9.75%, 10/01/09 (l)                                      575                            602
     10.50%, 11/01/10 (l)                                     525                            575
     NTL Cable Plc, 8.75%, 04/15/14 (e) (l)                   600                            677
     Qwest Corp., 5.625%, 11/15/08 (l)                        1,500                          1,526
     Qwest Services Corp.
     13.50%, 12/15/07 (e)                                     1,500                          1,714
     14.00%, 12/15/10 (e)                                     2,725                          3,277
     14.50%, 12/15/14 (e)                                     50                             62
                                                                                             9,836
Telecommunications Equipment - 1.2%
     Lucent Technologies Inc., 6.45%, 03/15/29 (l)            3,675                          3,326

Textiles - 0.5%
     Simmons Bedding Co.
     7.875%, 01/15/14                                         525                            543
     10.00%, 12/15/14 (e) (l)                                 1,350                          824
                                                                                             1,367
Tobacco - 0.7%
     DIMON Inc., 9.625%, 10/15/11                             1,820                          1,993

Transportation - 0.4%
     Holt Group Inc., 9.75%, 01/15/06 (i)                     125                            -
     Teekay Shipping Corp., 8.875%, 07/15/11                  1,100                          1,276
                                                                                             1,276
Wireless Telecommunications - 4.8%
     American Tower Corp.
     9.375%, 02/01/09 (l)                                     28                             30
     7.50%, 05/01/12 (l)                                      2,750                          2,888
     Crown Castle International Corp.
     9.375%, 08/01/11                                         675                            756
     10.75%, 08/01/11                                         1,000                          1,085
     Nextel Communications Inc.
     6.875%, 10/31/13 (l)                                     1,500                          1,628
     7.375%, 08/01/15                                         2,550                          2,805
     SBA Telecommunications Inc.,
     (Step-Up Bond), 9.75%, 12/15/11 (d)                      3,300                          2,780
     Spectrasite Inc., 8.25%, 05/15/10                        50                             52
     UbiquiTel Operating Co., 9.875%, 03/01/11                1,425                          1,600
                                                                                             13,624

     Total Corporate Bonds (cost $250,270)                                                   264,209

Short Term Investments - 29.2%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  -                              -

Repurchase Agreement - 5.1%
     Repurchase Agreement with Merrill Lynch, 2.20%,
     (Collateralized by $14,985 Federal Home Loan Bank,
     6.00%, due 09/03/24, market value $15,032) acquired
     on 12/31/04, due 01/03/05 at $14,505                     $14,505                        14,505

Securities Lending Collateral - 24.1%
     Mellon GSL Delaware Business Trust Collateral Fund       68,806                         68,806

     Total Short Term Investments (cost $83,311)                                             83,311

Total Investments - 122.2% (cost $334,615)                                                   348,486
Other Assets and Liabilities, Net - (22.2%)                                                  (63,524)
Total Net Assets - 100%                                                                  $   284,962

JNL/SALOMON BROTHERS STRATEGIC BOND FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                30.5%
     Government                                               29.1%
     Mortgage Securities                                      19.1%
     Communications                                           4.3%
     Asset Backed Securities                                  3.7%
     Consumer, Non-cyclical                                   2.7%
     Consumer, Cyclical                                       2.5%
     Energy                                                   2.3%
     Basic Materials                                          1.9%
     Utilities                                                1.9%
     Industrial                                               1.8%
     Technology                                               0.2%
                                                              100.0%

Common Stocks - 0.6%
Computers - 0.0%
     Axiohm Transaction Solutions Inc. (b)                    1                          $   -

Food - 0.0%
     VFB LLC. (b)                                             79                             9

Household Products - 0.0%
     ContinentalAFA Dispensing Co. (b)                        9                              26

Media - 0.1%
     UnitedGlobalCom Inc. (b) (l)                             29                             277

Telecommunications - 0.3%
     NTL Inc. (b)                                             8                              613
     Telewest Global Inc. (b)                                 12                             209
                                                                                             822
Wireless Telecommunications - 0.2%
     Spectrasite Inc. (b) (l)                                 6                              346

     Total Common Stocks (cost $1,285)                                                       1,480

Preferred Stocks - 0.1%
Holding Companies - Diversified - 0.0%
     TCR Holdings - Class B (b)                               -                              -
     TCR Holdings - Class C (b)                               -                              -
     TCR Holdings - Class D (b)                               1                              -
     TCR Holdings - Class E (b)                               1                              -
                                                                                             -
Wireless Telecommunications - 0.1%
     Alamosa Holdings Inc., 7.50%                             -                              295

     Total Preferred Stocks (cost $99)                                                       295

Rights - 0.0%
Sovereign - 0.0%
     Venezuela Par Rights, No strike price, 04/15/20          4                              -

     Total Rights (cost $0)                                                                  -

Warrants - 0.0%
Textiles - 0.0%
     Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09  -                              -

Wireless Telecommunications - 0.0%
     American Tower Corp., Strike Price $0.01,
        Expiring 08/01/08                                     -                              33

     Total Warrants (cost $9)                                                                33

Corporate Bonds - 35.2%
Advertising - 0.3%
     Advanstar Communications Inc., 10.75%, 08/15/10          175                            198
     Interep National Radio Sales Inc., 10.00%, 07/01/08      100                            75
     R.H. Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)    175                            208
     SITEL Corp., 9.25%, 03/15/06                             135                            136
                                                                                             617
Aerospace & Defense - 0.4%
     Alliant Techsystems Inc., 8.50%, 05/15/11                125                            137
     Argo-Tech Corp., 9.25%, 06/01/11                         175                            192
     DRS Technologies Inc., 6.875%, 11/01/13 (e)              150                            157
     L-3 Communications Corp., 7.625%, 06/15/12               200                            220
     Sequa Corp., 9.00%, 08/01/09                             125                            140
                                                                                             846
Agriculture - 0.1%
     Hines Nurseries Inc., 10.25%, 10/01/11                   200                            219

Airlines - 0.1%
     Continental Airlines Inc.
     7.25%, 11/01/05                                          100                            94
     6.541%, 09/15/08                                         118                            109
                                                                                             203
Apparel - 0.1%
     Levi Strauss & Co.
     7.00%, 11/01/06                                          50                             52
     11.625%, 01/15/08 (l)                                    70                             74
     12.25%, 12/15/12                                         80                             89
                                                                                             215
Asset Backed Securities - 5.4%
     Amortizing Residential Collateral Trust,
     3.6175%, 08/25/32 (g)                                    750                            754
     Argent NIM Trust, 4.70%, 07/25/34 (e)                    627                            625
     Asset Backed Securities Corp. Home Equity Loan,
     4.3025%, 04/15/33 (g)                                    500                            507
     Bayview Financial Acquisition Trust,
     3.6675%, 08/25/36 (e) (g)                                1,000                          995
     Bear Stearns Asset Backed Securities
     6.50%, 08/25/05 (e)                                      165                            165
     5.00%, 05/25/34 (e)                                      295                            294
     5.25%, 08/25/34 (e)                                      418                            417
     Commercial Mortgage Asset Trust, 7.35%, 01/17/32         400                            471
     Commercial Mortgage Pass-thru Trust,
     3.40%, 11/15/15 (e) (g)                                  457                            460
     Countrywide Asset-Backed Certificates
     3.6675%, 06/25/34                                        640                            640
     5.50%, 10/25/35 (e)                                      411                            411
     CS First Boston Mortgage Securities Corp.,
     3.6375%, 09/25/31 (g)                                    334                            336
     First Consumers Master Trust, 2.7125%, 09/15/08 (g)      770                            752
     Green Tree Financial Corp., 7.07%, 01/15/29              843                            895
     Merit Securities Corp., 3.92%, 09/28/32 (e) (g)          1,100                          1,066
     Metris Master Trust, 3.49%, 11/20/09 (g)                 700                            695
     Mid-State Trust, 7.34%, 07/01/35                         429                            465
     Novastar Home Equity Loan,
     4.04%, 02/25/34                                          220                            226
     3.3925%, 06/25/34                                        450                            449
     Residential Asset Securities Corp., 3.52%, 04/25/32 (g)  500                            503
     Sail Net Interest Margin Notes
     7.75%, 04/27/33 (e)                                      35                             35
     6.75%, 11/27/33 (e)                                      75                             74
     5.50%, 03/27/34 (e)                                      582                            579
     5.00%, 04/27/34 (e)                                      401                            403
     5.00%, 12/27/34 (e)                                      472                            472
                                                                                             12,689
Auto Manufacturers - 0.3%
     DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08        625                            624

Auto Parts & Equipment - 0.2%
     Breed Technologies Inc., 9.25%, 04/15/08 (i)             250                            -
     Eagle-Picher Industries Inc., 9.75%, 09/01/13            200                            200
     Tenneco Automotive Inc., 10.25%, 07/15/13 (l)            100                            118
     TRW Automotive Inc., 9.375%, 02/15/13                    179                            208
                                                                                             526
Banks - 1.1%
     Bank of America Corp., 4.25%, 10/01/10                   975                            973
     Corp. Andina de Fomento, 6.875%, 03/15/12                550                            618
     Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)         730                            929
                                                                                             2,520
Building Materials - 0.2%
     Associated Materials Inc., 11.25%, 03/01/14              350                            252
     THL Buildco Inc., 8.50%, 09/01/14 (e)                    100                            105
                                                                                             357
Chemicals - 1.2%
     Applied Extrusion Technologies Inc., 10.75%, 07/01/11 (i)100                            60
     Borden Chemical & Plastic, 9.50%, 05/01/05 (i)           140                            -
     Compass Minerals Group Inc., 10.00%, 08/15/11            150                            169
     Equistar Chemicals LP, 10.625%, 05/01/11                 175                            203
     ETHYL Corp., 8.875%, 05/01/10                            225                            249
     Huntsman International LLC, 10.125%, 07/01/09            250                            263
     ISP Chemco Inc., 10.25%, 07/01/11                        225                            254
     Lyondell Chemical Co, 11.125%, 07/15/12                  225                            267
     Methanex Corp., 8.75%, 08/15/12 (l)                      175                            204
     Millennium America Inc., 9.25%, 06/15/08 (l)             250                            284
     Resolution Performance Products LLC
     9.50%, 04/15/10                                          100                            108
     13.50%, 11/15/10                                         125                            136
     Rhodia SA, 7.625%, 06/01/10 (l)                          225                            226
     United Industries Corp., 9.875%, 04/01/09                325                            340
     Westlake Chemical Corp., 8.75%, 07/15/11                 131                            148
                                                                                             2,911
Commercial Services - 0.4%
     Allied Security Escrow Corp., 11.375%, 07/15/11 (e)      75                             78
     Brand Services Inc., 12.00%, 10/15/12                    100                            112
     Cenveo Corp., 7.875%, 12/01/13 (l)                       175                            162
     Iron Mountain Inc., 7.75%, 01/15/15                      350                            355
     Mail-Well I Corp., 9.625%, 03/15/12                      75                             82
                                                                                             791
Computers - 0.1%
     Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)     125                            135

Diversified Financial Services - 4.8%
     Airplane Pass-Through Trust, 10.875%, 03/15/12 (i)       247                            -
     Alamosa Delaware Inc., 11.00%, 07/31/10                  161                            190
     BCP Caylux Holdings Luxembourg SCA,
     9.625%, 06/15/14 (e)                                     150                            169
     Borden US Finance Corp., 9.00%, 07/15/14 (e) (l)         75                             83
     Canwest Media Inc., 8.00%, 09/15/12 (e)                  279                            299
     Capital One Financial Corp., 7.25%, 05/01/06             800                            839
     CIT Group Inc., 7.75%, 04/02/12                          925                            1,095
     Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/00  230                            4
     Countrywide Home Loans Inc., 4.00%, 03/22/11 (f)         1,125                          1,094
     Ford Motor Credit Co., 7.875%, 06/15/10                  375                            413
     General Electric Capital Corp., 6.00%, 06/15/12 (f)      1,250                          1,363
     General Motors Acceptance Corp., 6.875%, 09/15/11 (f)    1,025                          1,050
     Household Finance Corp., 6.375%, 11/27/12 (f)            975                            1,077
     Huntsman Advanced Materials LLC, 11.00%, 07/15/10 (e)    200                            238
     International Lease Finance Corp., 4.375%, 11/01/09      325                            326
     JPMorgan Chase & Co., 6.625%, 03/15/12 (l)               700                            784
     MBNA Corp., 4.625%, 09/15/08 (l)                         675                            686
     Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12        1,000                          1,115
     Riddell Bell Holdings Inc., 8.375%, 10/01/12 (e)         125                            129
     Sensus Metering Systems Inc., 8.625%, 12/15/13           250                            256
                                                                                             11,210
Electric - 2.0%
     AES Corp.
     9.375%, 09/15/10 (l)                                     125                            145
     7.75%, 03/01/14                                          175                            190
     Allegheny Energy Supply, 10.25%, 11/15/07 (e)            250                            283
     BRL Universal Equipment, 8.875%, 02/15/08                7578
     Calpine Corp., 8.50%, 07/15/10 (e) (l)                   300                            257
     Calpine Generating Co. LLC, 11.17%, 04/01/11 (g)         125                            122
     Duke Energy Corp., 4.20%, 10/01/08 (l)                   725                            731
     Edison Mission Energy Corp., 9.875%, 04/15/11            350                            415
     Entergy Gulf States Inc., 6.20%, 07/01/33 (f)            600                            602
     Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)    250                            261
     Mirant Americas Generation LLC, 8.30%, 05/01/11 (i)      300                            317
     NRG Energy Inc., 8.00%, 12/15/13 (e)                     250                            273
     Pinnacle West Capital Corp., 6.40%, 04/01/06             675                            695
     Reliant Energy Inc., 9.50%, 07/15/13                     350                            398
                                                                                             4,767
Electronics - 0.1%
     Muzak LLC
     10.00%, 02/15/09                                         75                             70
     9.875%, 03/15/09 (l)                                     125                            87
                                                                                             157
Entertainment - 0.4%
     Cinemark Inc., (Step-Up Bond), 9.75%, 03/15/14 (d)       275                            208
     Herbst Gaming Inc., 8.125%, 06/01/12                     175                            187
     Isle of Capri Casinos Inc., 7.00%, 03/01/14              250                            255
     LCE Acquisition Corp., 9.00%, 08/01/14 (e)               25                             28
     Pinnacle Entertainment Inc., 8.75%, 10/01/13             175                            189
     Six Flags Inc.
     9.75%, 04/15/13 (l)                                      75                             76
     9.625%, 06/01/14                                         25                             25
                                                                                             968
Environmental Control - 0.2%
     Allied Waste North America
     8.875%, 04/01/08                                         100                            107
     9.25%, 09/01/12                                          100                            108
     7.375%, 04/15/14 (l)                                     100                            96
     IMCO Recycling Escrow Inc., 9.00%, 11/15/14 (e)          25                             26
     IMCO Recycling Inc., 10.375%, 10/15/10                   175                            199
     Safety-Kleen Services, 9.25%, 06/01/08 (i)               375                            -
                                                                                             536
Food - 0.6%
     Ahold Lease USA Inc., 7.82%, 01/02/20                    47                             51
     Doane Pet Care Co.
     10.75%, 03/01/10                                         25                             27
     9.75%, 05/15/07                                          225                            222
     Kraft Foods Inc., 5.625%, 11/01/11                       215                            228
     Nutritional Sourcing Corp., 10.125%, 08/01/09            14                             10
     Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e) (l)    175                            167
     Safeway Inc., 7.25%, 02/01/31 (l)                        350                            400
     Swift & Co, 10.125%, 10/01/09                            100                            112
     United Agri Products, 8.75%, 12/15/11 (e)                199                            213
                                                                                             1,430
Forest Products & Paper - 0.7%
     Abitibi-Consolidated Inc., 8.55%, 08/01/10               125                            135
     Blue Ridge Paper Products Inc., 9.50%, 12/15/08          100                            94
     Bowater Canada Finance, 7.95%, 11/15/11                  150                            162
     Buckeye Technologies Inc.
     9.25%, 09/15/08 (l)                                      150                            150
     8.00%, 10/15/10                                          75                             75
     Domtar Inc., 5.375%, 12/01/13 (l)                        740                            733
     Smurfit Capital Funding Plc, 7.50%, 11/20/25             225                            224
                                                                                             1,573
Healthcare - 1.6%
     Ameripath Inc., 10.50%, 04/01/13 (l)                     225                            239
     Extendicare Health Services Inc., 9.50%, 07/01/10        150                            168
     Genesis HealthCare Corp., 8.00%, 10/15/13                225                            244
     Humana Inc., 6.30%, 08/01/18                             725                            744
     IASIS Healthcare LLC / IASIS Capital Corp.,
        8.75%, 06/15/14                                       200                            218
     Insight Health Services Corp., 9.875%, 11/01/11 (l)      100                            100
     Medical Device Manufacturing Inc., 10.00%, 07/15/12 (e)  175                            189
     National Mentor Inc., 9.625%, 12/01/12 (e)               100                            105
     Psychiatric Solutions Inc., 10.625%, 06/15/13            150                            174
     Sybron Dental Specialites Inc., 8.125%, 06/15/12         275                            300
     Tenet Healthcare Corp.
     7.375%, 02/01/13 (l)                                     275                            267
     9.875%, 07/01/14 (e) (l)                                 25                             27
     UnitedHealth Group Inc., 4.125%, 08/15/09 (l)            475                            475
     WellPoint Health Networks, 6.375%, 01/15/12              350                            386
                                                                                             3,636
Holding Companies - Diversified - 0.0%
     Nebco Evans Holding Co., 12.375%, 07/15/07 (i)           350                            -

Home Furnishings - 0.1%
     Applica Inc., 10.00%, 07/31/08 (l)                       64                             63
     Sealy Mattress Co., 8.25%, 06/15/14 (l)                  175                            186
                                                                                             249
Internet - 0.1%
     FTD Inc., 7.75%, 02/15/14                                175                            180

Iron & Steel - 0.1%
     AK Steel Corp., 7.875%, 02/15/09                         125                            126

Leisure Time - 0.1%
     Equinox Holdings Inc., 9.00%, 12/15/09 (l)               175                            186
     Icon Health & Fitness Corp., 11.25%, 04/01/12            100                            84
                                                                                             270
Lodging - 0.7%
     Boyd Gaming Corp., 8.75%, 04/15/12 (l)                   225                            250
     Chumash Casino & Resort Enterprise, 9.00%, 07/15/10 (e)  75                             83
     John Q Hammons Hotels LP, 8.875%, 05/15/12               200                            226
     Mgm Mirage Inc., 6.75%, 09/01/12                         375                            395
     Park Place Entertainment Corp., 8.125%, 05/15/11 (l)     125                            144
     Sun International Hotels Ltd., 8.875%, 08/15/11          150                            164
     Turning Stone Casino Resort Enterprise,
     9.125%, 12/15/10 (e)                                     175                            190
     Venetian Casino Resort LLC, 11.00%, 06/15/10             200                            228
                                                                                             1,680
Machinery - 0.2%
     Case New Holland Inc., 9.25%, 08/01/11 (e)               25                             28
     Dresser-Rand Group Inc., 7.375%, 11/01/14 (e)            50                             51
     Flowserve Corp., 12.25%, 08/15/10                        125                            138
     Terex Corp., 10.375%, 04/01/11 (l)                       175                            196
                                                                                             413
Manufacturing - 0.2%
     Blount Inc., 8.875%, 08/01/12                            75                             80
     Invensys Plc, 9.875%, 03/15/11 (e) (l)                   100                            108
     Koppers Inc., 9.875%, 10/15/13                           125                            143
     Park-ohio Industries Inc., 8.375%, 11/15/14 (e)          175                            175
                                                                                             506
Media - 1.9%
     AOL Time Warner Inc., 7.625%, 04/15/31                   550                            665
     AT&T Broadband Corp., 8.375%, 03/15/13                   600                            740
     Cablevision Systems Corp.
     6.67%, 04/01/09 (e)                                      175                            186
     8.00%, 04/15/12 (e)                                      200                            214
     CBD Media Holdings LLC, 9.25%, 07/15/12 (e)              100                            103
     Charter Communications Holdings LLC
     8.625%, 04/01/09 (l)                                     50                             43
     10.75%, 10/01/09                                         50                             46
     10.25%, 01/15/10                                         125                            110
     (Step-Up Bond), 11.75%, 01/15/10 (d)                     75                             70
     10.00%, 05/15/11                                         550                            470
     (Step-Up Bond), 12.125%, 01/15/12 (d)                    75                             50
     CSC Holdings Inc., 10.50%, 05/15/16                      75                             85
     Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d)      200                            157
     Dex Media West LLC, 9.875%, 08/15/13                     196                            226
     DirecTV Holdings LLC, 8.375%, 03/15/13                   200                            224
     Houghton Mifflin Co.,
     (Step-Up Bond), 11.50%, 10/15/13 (d) (l)                 125                            92
     Lodgenet Entertainment Corp., 9.50%, 06/15/13            300                            332
     Mediacom Broadband LLC, 11.00%, 07/15/13                 135                            145
     Mediacom Capital Corp., 9.50%, 01/15/13                  25                             25
     Nexstar Finance Holdings LLC Inc.,
     (Step-Up Bond), 11.375%, 04/01/13 (d)                    125                            99
     Nextmedia Operating Inc., 10.75%, 07/01/11               200                            224
     Radio One Inc., 8.875%, 07/01/11                         150                            163
                                                                                             4,469
Metal Fabrication & Hardware - 0.1%
     Mueller Group Inc., 10.00%, 05/01/12                     150                            164
     Mueller Holdings Inc., (Step-Up Bond), 14.75%,
        04/15/14 (d)                                          50                             34
                                                                                             198
Mining - 0.4%
     WMC Finance USA, 5.125%, 05/15/13                        800                            798

Office Furnishings - 0.1%
     Interface Inc.
     7.30%, 04/01/08                                          125                            128
     9.50%, 02/01/14                                          50                             54
     Tempur-Pedic Inc., 10.25%, 08/15/10                      130                            150
                                                                                             332
Oil & Gas Producers - 2.0%
     Devon Financing Corp. ULC, 6.875%, 09/30/11              650                            736
     Forest Oil Corp., 8.00%, 12/15/11                        250                            286
     Magnum Hunter Resources Inc., 9.60%, 03/15/12            195                            221
     Nexen Inc., 5.05%, 11/20/13 (l)                          700                            695
     Petroleos Mexicanos, 9.50%, 09/15/27                     450                            565
     Petronas Capital Ltd., 7.00%, 05/22/12 (e)               275                            315
     Precision Drilling Corp., 5.625%, 06/01/14               675                            703
     Stone Energy Corp., 8.25%, 12/15/11                      175                            189
     Swift Energy Co., 9.375%, 05/01/12                       50                             56
     Valero Energy Corp., 4.75%, 06/15/13                     735                            726
     Vintage Petroleum Inc., 7.875%, 05/15/11 (l)             175                            186
                                                                                             4,678
Oil & Gas Services - 0.2%
     Hanover Compressor Co, 11.59%, 03/31/07 (k)              175                            153
     Key Energy Services Inc., 8.375%, 03/01/08               175                            183
                                                                                             336
Packaging & Containers - 0.6%
     Anchor Glass Container Corp., 11.00%, 02/15/13           150                            160
     Berry Plastics Corp., 10.75%, 07/15/12                   250                            286
     Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12 100                            109
     Plastipak Holdings Inc., 10.75%, 09/01/11                310                            349
     Pliant Corp., 11.125%, 09/01/09                          100                            109
     Radnor Holdings Corp., 11.00%, 03/15/10                  225                            193
     Tekni-Plex Inc., 8.75%, 11/15/13 (e) (l)                 225                            224
                                                                                             1,430
Pharmaceuticals - 0.7%
     aaiPharma Inc., 11.50%, 04/01/10 (l)                     175                            130
     American Home Products Corp., 6.95%, 03/15/11            675                            760
     Vicar Operating Inc., 9.875%, 12/01/09                   175                            192
     Wyeth, 5.50%, 03/15/13                                   600                            624
                                                                                             1,706
Pipelines - 0.7%
     Dynegy Holdings Inc.
     9.875%, 07/15/10 (e)                                     100                            112
     7.625%, 10/15/26                                         450                            390
     El Paso Corp.
     7.875%, 06/15/12 (l)                                     100                            105
     7.80%, 08/01/31                                          75                             71
     7.75%, 01/15/32 (l)                                      375                            359
     Williams Cos. Inc.
     7.125%, 09/01/11                                         50                             55
     7.625%, 07/15/19                                         75                             83
     7.875%, 09/01/21                                         100                            112
     8.75%, 03/15/32                                          250                            287
                                                                                             1,574
Real Estate - 0.8%
     Boston Properties Inc., 6.25%, 01/15/13 (f)              700                            759
     EOP Operating LP, 7.50%, 04/19/29 (f)                    575                            667
     Felcor Lodging LP, 10.00%, 09/15/08                      5                              5
     Host Marriott Corp., 7.875%, 08/01/08                    76                             78
     Host Marriott LP, 9.50%, 01/15/07                        75                             82
     Meristar Hospitality Corp., 9.125%, 01/15/11             75                             81
     MeriStar Hospitality Operating Partnership LP,
     10.50%, 06/15/09                                         100                            109
                                                                                             1,781
Retail - 0.9%
     Eye Care Centers of America, 9.125%, 05/01/08            225                            225
     Finlay Fine Jewelry Corp., 8.375%, 06/01/12              175                            189
     Friendly Ice Cream Corp., 8.375%, 06/15/12 (l)           100                            98
     Home Interiors & Gifts Inc., 10.125%, 06/01/08 (l)       300                            248
     Jafra Cosmetics International Inc., 10.75%, 05/15/11     200                            226
     Jean Coutu Group Inc., 8.50%, 08/01/14 (e) (l)           125                            128
     Ltd. Brands, 6.95%, 03/01/33 (l)                         475                            517
     Petco Animal Supplies Inc., 10.75%, 11/01/11             150                            176
     Rite Aid Corp., 11.25%, 07/01/08 (l)                     125                            135
     Sbarro Inc., 11.00%, 09/15/09 (l)                        175                            177
     VICORP Restaurants Inc., 10.50%, 04/15/11                125                            125
                                                                                             2,244
Savings & Loans - 0.2%
     Independence Community Bank Corp., 3.50%, 06/20/13       475                            458

Semiconductors - 0.1%
     Amkor Technology Inc., 7.125%, 03/15/11 (l)              350                            329

Sovereign - 2.5%
     Republic of South Africa, 6.50%, 06/02/14                400                            438
     Republic of Venezuela
     10.75%, 09/19/13                                         1,175                          1,407
     8.50%, 10/08/14                                          575                            610
     Swedish Government, 4.00%, 12/01/09 SEK                  20,100                         3,115
     Ukraine, 7.65%, 06/11/13                                 200                            214
     Ukraine Government International Bond, 6.875%, 03/04/11  225                            230
                                                                                             6,014
Telecommunications - 1.0%
     Insight Midwest Capital Inc., 10.50%, 11/01/10           200                            219
     PanAmSat Corp., 9.00%, 08/15/14 (e)                      100                            112
     Qwest Corp., 9.125%, 03/15/12 (e)                        75                             87
     Qwest Services Corp.
     14.00%, 12/15/10 (e)                                     200                            241
     14.50%, 12/15/14 (e)                                     275                            348
     Sprint Capital Corp., 6.90%, 05/01/19 (f)                650                            727
     Telecom Italia Capital SA, 4.00%, 01/15/10 (e)           725                            710
                                                                                             2,444
Telecommunications Equipment - 0.2%
     Lucent Technologies Inc., 6.45%, 03/15/29 (l)            475                            430

Transportation - 0.3%
     Holt Group Inc., 9.75%, 01/15/06 (i)                     200                            -
     OMI Corp., 7.625%, 12/01/13                              175                            187
     Union Pacific Corp., 3.625%, 06/01/10 (l)                550                            529
                                                                                             716
Water - 0.3%
     United Utilities Plc, 4.55%, 06/19/18                    700                            641

Wireless Telecommunications - 1.0%
     American Tower Corp., 7.50%, 05/01/12 (l)                125                            131
     American Tower Escrow Corp., 11.46%, 08/01/08 (k)        145                            108
     AT&T Wireless Services Inc., 8.75%, 03/01/31             325                            438
     Centennial Cellular Operating Co., 10.125%, 06/15/13     200                            225
     Crown Castle International Corp.
     9.375%, 08/01/11                                         15                             17
     10.75%, 08/01/11                                         225                            244
     7.50%, 12/01/13                                          75                             80
     Nextel Communications Inc.
     6.875%, 10/31/13                                         100                            109
     7.375%, 08/01/15                                         450                            495
     SBA Telecommunications Inc.,
     (Step-Up Bond), 9.75%, 12/15/11 (d)                      250                            211
     Spectrasite Inc., 8.25%, 05/15/10                        100                            107
     US Unwired Inc., 10.00%, 06/15/12 (l)                    175                            197
     Western Wireless Corp., 9.25%, 07/15/13                  75                             82
                                                                                             2,444

     Total Corporate Bonds (cost $81,078)                                                    83,376

Government Securities - 55.3%
Asset Backed Securities - 0.1%
     First Union National Bank Commercial Mortgage -
     Interest Only, 0.53%, 05/17/32                           11,785                         348

Sovereign - 22.7%
     Finnish Government Bond, 5.75%, 02/23/11 EUR             1,200                          1,858
     Kingdom of Morocco, 2.69%, 01/02/09                      611                            600
     Malaysia Government International Bond, 7.50%, 07/15/11  475                            555
     Mexico Government International Bond
     5.875%, 01/15/14                                         1,574                          1,613
     6.625%, 03/03/15                                         1,525                          1,638
     8.125%, 12/30/19                                         400                            469
     Netherlands Government Bond, 5.00%, 07/15/11 EUR         3,600                          5,390
     Region of Lombardy, 5.804%, 10/25/32                     750                            797
     Republic of Argentina
     3.50%, 03/31/23 (g) (i)                                  500                            280
     6.00%, 03/31/23 (i)                                      1,200                          681
     Republic of Brazil
     3.125%, 04/15/12                                         2,510                          2,391
     8.00%, 04/15/14                                          2,245                          2,297
     10.50%, 07/14/14                                         2,375                          2,814
     10.125%, 05/15/27                                        1,265                          1,440
     12.25%, 03/06/30                                         610                            805
     11.00%, 08/17/40                                         675                            801
     Republic of Bulgaria, 8.25%, 01/15/15                    275                            344
     Republic of Colombia
     10.00%, 01/23/12                                         375                            433
     10.75%, 01/15/13                                         350                            418
     8.125%, 05/21/24                                         250                            243
     8.375%, 02/15/27                                         225                            218
     10.375%, 01/28/33                                        475                            549
     Republic of Ecuador
     12.00%, 11/15/12                                         1,250                          1,275
     9.00%, 08/15/30 (h)                                      300                            259
     Republic of Germany
     4.25%, 02/15/08 EUR                                      2,700                          3,831
     5.25%, 01/04/11 (f) EUR                                  2,600                          3,921
     Republic of Panama
     9.625%, 02/08/11                                         355                            419
     9.375%, 01/16/23                                         365                            422
     Republic of Peru
     9.125%, 02/21/12                                         800                            932
     9.875%, 02/06/15                                         190                            233
     4.50%, 03/07/17 (h)                                      425                            397
     5.00%, 03/07/17 (h)                                      330                            315
     Republic of Philippines
     8.375%, 03/12/09                                         800                            840
     10.625%, 03/16/25                                        925                            987
     Republic of Turkey
     9.00%, 06/30/11                                          400                            457
     11.50%, 01/23/12                                         425                            546
     11.00%, 01/14/13                                         800                            1,018
     11.875%, 01/15/30                                        225                            324
     Republic of Venezuela
     5.375%, 08/07/10                                         850                            788
     9.25%, 09/15/27                                          100                            106
     Russian Federation
     11.00%, 07/24/18                                         1,300                          1,818
     5.00%, 03/31/30 (h)                                      6,395                          6,615
     United Mexican States
     6.375%, 01/16/13                                         1,025                          1,092
     8.30%, 08/15/31                                          375                            440
                                                                                             53,669
U.S. Government Agencies - 23.7%
     Federal Home Loan Mortgage Corp.
     5.00%, TBA (c)                                           11,500                         11,430
     6.50%, TBA (c)                                           2,000                          2,098
     Interest Only, 1156.50%, 06/15/21                        -                              -
     Federal National Mortgage Association
     4.50%, TBA (c)                                           7,000                          6,772
     5.00%, TBA (c)                                           9,125                          9,060
     5.50%, TBA (c)                                           20,500                         20,827
     6.00%, TBA (c)                                           3,000                          3,103
     6.50%, TBA (c)                                           2,000                          2,097
     10.40%, 04/25/19                                         6                              7
     6.50%, 02/01/26                                          13                             14
     7.50%, 08/01/29                                          22                             24
     8.00%, 08/01/29                                          4                              4
     7.50%, 09/01/29                                          53                             57
     7.50%, 03/01/30                                          14                             15
     8.00%, 04/01/30                                          22                             24
     7.50%, 05/01/30                                          10                             11
     7.50%, 06/01/30                                          22                             24
     7.50%, 07/01/30                                          28                             30
     8.00%, 07/01/30                                          2                              2
     8.00%, 08/01/30                                          13                             14
     7.50%, 09/01/30                                          9                              9
     8.00%, 10/01/30                                          160                            173
     7.50%, 11/01/30                                          10                             10
     7.50%, 12/01/30                                          11                             12
     7.50%, 01/01/31                                          20                             21
     8.00%, 01/01/31                                          59                             65
     7.50%, 02/01/31                                          107                            115
     8.00%, 02/01/31                                          6                              7
     7.50%, 03/01/31                                          18                             19
                                                                                             56,044
U.S. Treasury Securities - 8.8%
     U.S. Treasury Bond
     6.125%, 11/15/27 (l)                                     100                            117
     5.50%, 08/15/28 (l)                                      70                             76
     5.25%, 11/15/28 (l)                                      1,500                          1,572
     5.25%, 02/15/29 (l)                                      500                            524
     6.125%, 08/15/29 (l)                                     1,500                          1,761
     5.375%, 02/15/31 (l)                                     750                            811
     U.S. Treasury Note
     3.125%, 04/15/09 (l)                                     10,500                         10,341
     4.00%, 02/15/14 (l)                                      2,350                          2,318
     4.25%, 08/15/14 (l)                                      3,130                          3,137
                                                                                             20,657

     Total Government Securities (cost $125,335)                                             130,718

Short Term Investments - 50.5%
Commercial Paper - 23.3%
     Chariot Funding LLC, 2.34%, 01/13/05 (f)                 5,705                          5,700
     Chesham Finance LLC, 2.35%, 01/13/05 (f)                 5,705                          5,700
     DaimlerChrysler NA Holdings Inc., 2.46%, 01/13/05 (f)    2,850                          2,848
     Four Winds Funding Corp., 2.46%, 01/13/05 (f)            2,850                          2,848
     Galleon Capital LLC, 2.34%, 01/12/05 (f)                 5,705                          5,701
     Hannover Funding Co. LLC, 2.36%, 01/13/05 (f)            5,705                          5,701
     Lake Constance Funding LLC, 2.33%, 01/12/05 (f)          5,182                          5,178
     Market Street Funding, 2.34%, 01/13/05 (f)               5,705                          5,701
     Mica Funding LLC, 2.35%, 01/12/05 (f)                    5,705                          5,701
     Surrey Funding Corp., 2.33%, 01/13/05 (f)                3,309                          3,306
     Tasman Funding Inc., 2.35%, 01/13/05 (f)                 5,000                          4,995
     Thames Asset Global Securities, 2.36%, 01/13/05 (f)      1,779                          1,778
                                                                                             55,157
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  1                              1

Repurchase Agreement - 7.7%
     Repurchase Agreement with Merrill Lynch, 2.20%,
     (Collateralized by $18,535 Federal Home Loan Bank,
     1.625%, due 06/15/05, market value $18,452) acquired
     on 12/31/04, due 01/03/05 at $18,102                     $18,102                        18,102

Securities Lending Collateral - 19.5%
     Mellon GSL Delaware Business Trust Collateral Fund       46,078                         46,078
     Total Short Term Investments (cost $119,338)                                            119,338

Total Investments - 141.7% (cost $327,144)                                                   335,241
Other Assets and Liabilities, Net -  (41.7%)                                                 (98,527)
Total Net Assets - 100%                                                                  $   236,714

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Government                                               48.7%
     Mortgage Securities                                      31.9%
     Financial                                                18.7%
     Asset Backed Securities                                  0.7%
                                                              100.0%

Corporate Bonds - 4.0%
Asset Backed Securities - 4.0%
     Commercial Mortgage Acceptance Corp.,
     5.447%, 07/16/34 (e)                                     $5,812                     $   6,040
     Green Tree Financial Corp., 7.07%, 01/15/29              790                            839
     Metris Master Trust, 2.71%, 08/20/08 (e) (g)             1,000                          1,000

     Total Corporate Bonds (cost $7,756)                                                     7,879

Government Securities - 84.8%
 U.S. Government Agencies - 41.6%
     Federal Home Loan Mortgage Corp.
     4.50%, TBA (c)                                           1,000                          997
     5.00%, TBA (c)                                           9,500                          9,443
     6.00%, TBA (c)                                           3,000                          3,100
     5.80%, 09/02/08 (l)                                      3,500                          3,749
     6.00%, 09/01/10                                          -                              -
     7.00%, 07/01/11                                          6                              6
     6.50%, 08/01/13                                          45                             48
     8.25%, 04/01/17                                          4                              4
     8.00%, 07/01/20                                          92                             99
     Interest Only, 5.50%, 01/15/23                           10,455                         795
     6.00%, 11/01/28                                          707                            733
     7.00%, 04/01/29                                          177                            187
     8.00%, 09/01/31                                          792                            858
     7.00%, 10/01/31                                          11                             12
     7.00%, 11/01/31                                          28                             30
     7.00%, 02/01/32                                          277                            293
     7.00%, 03/01/32                                          263                            278
     7.00%, 04/01/32                                          252                            268
     4.50%, 04/15/32                                          201                            192
     7.00%, 06/01/32                                          37                             40
     7.00%, 08/01/32                                          13                             14
     5.00%, 08/01/33                                          2,379                          2,368
     Federal National Mortgage Association
     5.00%, TBA (c)                                           7,000                          6,950
     5.50%, TBA (c)                                           30,000                         30,534
     6.00%, TBA (c)                                           3,000                          3,103
     6.50%, TBA (c)                                           8,000                          8,387
     3.68%, 02/17/09 (l)                                      2,000                          2,018
     12.50%, 09/20/15                                         2                              2
     12.00%, 01/01/16                                         98                             110
     12.00%, 01/15/16                                         3                              3
     12.50%, 01/15/16                                         45                             52
     5.00%, 02/01/19                                          1,343                          1,365
     11.50%, 09/01/19                                         -                              1
     10.50%, 08/01/20                                         9                              10
     6.50%, 03/01/26                                          18                             19
     7.00%, 05/01/26                                          20                             21
     7.00%, 11/01/28                                          21                             22
     7.00%, 12/01/28                                          16                             17
     78.31%, 12/28/28 (g)                                     11                             11
     7.00%, 03/01/29                                          71                             75
     8.00%, 07/01/29                                          2                              2
     8.00%, 11/01/29                                          34                             37
     8.00%, 12/01/29                                          59                             64
     7.00%, 01/01/30                                          83                             88
     8.00%, 01/01/30                                          82                             89
     8.00%, 02/01/30                                          13                             14
     8.00%, 05/01/30                                          5                              6
     6.527%, 05/25/30                                         1,674                          1,752
     8.00%, 09/01/30                                          6                              6
     8.00%, 10/01/30                                          67                             73
     8.00%, 11/01/30                                          3                              3
     8.00%, 01/01/31                                          175                            190
     7.50%, 02/01/31                                          169                            181
     8.00%, 02/01/31                                          88                             95
     8.00%, 03/01/31                                          101                            110
     8.00%, 04/01/31                                          4                              4
     6.00%, 01/01/33                                          3,254                          3,369
     Government National Mortgage Association,
     13.50%, 07/15/10                                         63                             72
                                                                                             82,369
U.S. Treasury Securities - 43.2%
     U.S. Treasury Bond
     6.625%, 02/15/27 (f)                                     2,350                          2,897
     6.375%, 08/15/27 (f)                                     1,000                          1,200
     5.25%, 02/15/29 (f)                                      2,000                          2,098
     6.125%, 08/15/29 (f)                                     1,250                          1,468
     5.375%, 02/15/31 (f) (m)                                 17,000                         18,383
     U.S. Treasury Note
     5.75%, 11/15/05 (f)                                      8,500                          8,718
     2.875%, 11/30/06                                         11,000                         10,966
     3.375%, 11/15/08                                         1,300                          1,296
     3.125%, 04/15/09 (f)                                     3,000                          2,955
     3.50%, 11/15/09 (l)                                      20,000                         19,906
     4.875%, 02/15/12 (f)                                     10,000                         10,570
     4.25%, 08/15/14 (l)                                      5,000                          5,010
                                                                                             85,467

     Total Government Securities (cost $165,037)                                             167,836

Short Term Investments - 56.9%
Commercial Paper - 20.2%
     Beethoven Funding Corp., 2.33%, 01/12/05 (f)             5,318                          5,314
     Chariot Funding LLC, 2.34%, 01/13/05 (f)                 5,380                          5,376
     DaimlerChrysler NA Holdings Inc., 2.46%, 01/13/05 (f)    2,685                          2,683
     Four Winds Funding Corp., 2.46%, 01/13/05 (f)            2,685                          2,683
     Galleon Capital LLC, 2.34%, 01/12/05 (f)                 5,380                          5,376
     Hannover Funding Co. LLC, 2.36%, 01/13/05 (f)            5,380                          5,376
     Market Street Funding, 2.34%, 01/13/05 (f)               4,170                          4,167
     Mica Funding LLC, 2.35%, 01/12/05 (f)                    5,380                          5,376
     Surrey Funding Corp., 2.33%, 01/13/05 (f)                3,575                          3,572
                                                                                             39,923
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  -                              -

Repurchase Agreement - 4.3%
     Repurchase Agreement with UBS Securities LLC,
     2.15%, (Collateralized by $8,134 Federal Home Loan Mortgage
     Corporation, 5.50%, due 07/15/06, market value $8,612)
     acquired on 12/31/04, due 01/03/05 at $8,442             8,442                          8,442

Securities Lending Collateral - 14.8%
     Mellon GSL Delaware Business Trust Collateral Fund       29,278                         29,278

U.S. Government Agencies - 12.6%
     Federal Home Loan Bank Discount Note,
     1.90%, 01/05/05                                          $25,000                        24,994

U.S. Treasury Bills - 5.0%
     U.S. Treasury Bill, 1.80%, 01/13/05                      10,000                         9,995
     Total Short Term Investments (cost $112,632)                                            112,632

Total Investments - 145.7% (cost $285,425)                                                   288,347
Other Assets and Liabilities, Net -  (45.7%)                                                 (90,471)
Total Net Assets - 100%                                                                  $   197,876

JNL/SELECT BALANCED FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                16.7%
     Mortgage Securities                                      14.1%
     Consumer, Non-cyclical                                   11.6%
     Government                                               10.5%
     Energy                                                   9.4%
     Industrial                                               8.6%
     Basic Materials                                          7.5%
     Communications                                           7.3%
     Technology                                               4.3%
     Consumer, Cyclical                                       3.8%
     Utilities                                                3.2%
     Asset Backed Securities                                  2.3%
     Money Market Investment                                  0.7%
                                                              100.0%

Common Stocks - 64.8%
Aerospace & Defense - 1.4%
     General Dynamics Corp.                                   33                         $   3,400
     United Technologies Corp.                                18                             1,880
                                                                                             5,280
Auto Parts & Equipment - 0.3%
     Delphi Corp.                                             134                            1,208

Banks - 3.0%
     Bank of America Corp.                                    121                            5,682
     State Street Corp.                                       21                             1,051
     Synovus Financial Corp.                                  95                             2,709
     Zions Bancorp.                                           29                             1,986
                                                                                             11,428
Beverages - 1.2%
     Coca-Cola Co.                                            62                             2,581
     Coca-Cola Enterprises Inc.                               90                             1,877
                                                                                             4,458
Chemicals - 2.9%
     E.I. du Pont de Nemours & Co.                            124                            6,072
     Potash Corp.                                             30                             2,475
     Rohm & Haas Co.                                          57                             2,539
                                                                                             11,086
Computers - 1.6%
     International Business Machines Corp.                    61                             6,033

Cosmetics & Personal Care - 0.9%
     Colgate-Palmolive Co.                                    50                             2,558
     Gillette Co.                                             22                             967
                                                                                             3,525
Diversified Financial Services - 5.5%
     Citigroup Inc.                                           167                            8,036
     Franklin Resources Inc.                                  30                             2,076
     Freddie Mac                                              51                             3,766
     JPMorgan Chase & Co.                                     64                             2,477
     MBNA Corp.                                               74                             2,086
     Merrill Lynch & Co. Inc.                                 42                             2,523
                                                                                             20,964
Electric - 3.2%
     Dominion Resources Inc.                                  19                             1,267
     Exelon Corp.                                             102                            4,504
     Pinnacle West Capital Corp.                              50                             2,220
     PPL Corp.                                                36                             1,907
     Progress Energy Inc.                                     51                             2,285
                                                                                             12,183
Electrical Components & Equipment - 0.7%
     Emerson Electric Co.                                     36                             2,489

Environmental Control - 1.0%
     Waste Management Inc.                                    122                            3,644

Food - 0.7%
     General Mills Inc.                                       52                             2,595

Forest Products & Paper - 2.2%
     International Paper Co.                                  61                             2,579
     Weyerhaeuser Co.                                         84                             5,673
                                                                                             8,252
Healthcare - 0.4%
     Baxter International Inc.                                49                             1,699

Home Furnishings - 0.6%
     Whirlpool Corp.                                          34                             2,367

Household Products - 1.4%
     Avery Dennison Corp.                                     41                             2,471
     Kimberly-Clark Corp.                                     42                             2,784
                                                                                             5,255
Insurance - 3.8%
     ACE Ltd.                                                 90                             3,865
     American International Group Inc.                        50                             3,297
     Hartford Financial Services Group Inc.                   71                             4,886
     Marsh & McLennan Cos. Inc.                               37                             1,207
     Prudential Financial Inc.                                24                             1,297
                                                                                             14,552
Machinery - 1.1%
     Caterpillar Inc.                                         31                             3,062
     Deere & Co.                                              17                             1,242
                                                                                             4,304
Manufacturing - 1.8%
     General Electric Capital Corp.                           82                             3,000
     Parker Hannifin Corp.                                    52                             3,908
                                                                                             6,908
Media - 2.3%
     Comcast Corp. - Class A (b)                              89                             2,952
     Gannett Co. Inc.                                         34                             2,810
     Time Warner Inc. (b)                                     154                            2,984
                                                                                             8,746
Mining - 2.1%
     Alcoa Inc.                                               110                            3,469
     Cameco Corp. (b)                                         14                             1,468
     Rio Tinto Plc                                            27                             3,171
                                                                                             8,108
Office & Business Equipment - 0.6%
     Pitney Bowes Inc.                                        52                             2,420

Oil & Gas Producers - 8.4%
     Apache Corp.                                             53                             2,680
     BP Plc - ADR                                             87                             5,104
     ChevronTexaco Corp.                                      104                            5,435
     EnCana Corp.                                             87                             4,975
     Exxon Mobil Corp.                                        174                            8,935
     Total SA - ADR                                           44                             4,822
                                                                                             31,951
Oil & Gas Services - 0.7%
     Schlumberger Ltd.                                        38                             2,537

Pharmaceuticals - 5.3%
     Abbott Laboratories                                      119                            5,570
     AmerisourceBergen Corp.                                  39                             2,259
     Eli Lilly & Co.                                          50                             2,820
     Novartis AG - ADR                                        35                             1,769
     Pfizer Inc.                                              59                             1,597
     Schering-Plough Corp.                                    179                            3,738
     Wyeth                                                    60                             2,556
                                                                                             20,309
Retail - 2.5%
     Family Dollar Stores Inc.                                70                             2,183
     McDonald's Corp.                                         113                            3,616
     TJX Cos. Inc.                                            97                             2,438
     Yum! Brands Inc.                                         25                             1,167
                                                                                             9,404
Semiconductors - 1.1%
     Broadcom Corp. (b)                                       58                             1,879
     Texas Instruments Inc.                                   100                            2,472
                                                                                             4,351
Software - 0.8%
     Microsoft Corp.                                          110                            2,925

Telecommunications - 3.1%
     BellSouth Corp.                                          61                             1,706
     SBC Communications Inc.                                  134                            3,443
     Sprint Corp. - FON Group                                 54                             1,332
     Verizon Communications Inc.                              131                            5,287
                                                                                             11,768
Tobacco - 1.0%
     Altria Group Inc.                                        63                             3,844

Transportation - 2.6%
     Canadian Pacific Railway Ltd. (l)                        23                             801
     CSX Corp.                                                98                             3,908
     Union Pacific Corp.                                      78                             5,219
                                                                                             9,928
Wireless Telecommunications - 0.6%
     Motorola Inc.                                            127                            2,182

     Total Common Stocks (cost $222,356)                                                     246,703

Corporate Bonds - 12.0%
Aerospace & Defense - 0.0%
     Raytheon Co, 6.75%, 08/15/07                             $146                           157

Asset Backed Securities - 4.5%
     AmeriCredit Automobile Receivables Trust
     4.46%, 04/12/09                                          570                            577
     3.10%, 11/06/09                                          500                            499
     Bank of America Commercial Mortgage
     5.676%, 06/11/35                                         500                            525
     5.464%, 04/11/37 (g)                                     500                            529
     5.118%, 07/11/43                                         750                            776
     Bank One Issuance Trust, 4.77%, 02/16/16                 500                            489
     BMW Vehicle Owner Trust, 3.52%, 10/25/10                 1,000                          997
     Capital One Master Trust, 4.50%, 06/15/11                500                            508
     Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09 480                            476
     Commercial Mortgage Acceptance Corp.,
     7.629%, 06/15/31 (g)                                     500                            567
     CS First Boston Mortgage Securities Corp.,
     6.133%, 04/15/37                                         500                            546
     Discover Card Master Trust I, 3.45%, 04/16/09            1,000                          998
     GE Capital Commercial Mortgage Corp.,
     6.03%, 08/11/33 (g)                                      1,000                          1,062
     Harley-Davidson Motorcycle Trust
     1.89%, 02/15/11                                          538                            526
     2.00%, 11/15/11                                          347                            339
     JPMorgan Commercial Mortgage Finance Corp.
     6.613%, 01/15/30                                         1,000                          1,068
     6.507%, 10/15/35 (g)                                     1,000                          1,085
     MBNA Credit Master Note Trust, 6.55%, 12/15/08           500                            522
     MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)   500                            542
     Midland Realty Acceptance Corp., 7.636%, 01/25/29        500                            537
     Morgan Stanley Dean Witter Capital, 5.98%, 01/15/39      560                            609
     PNC Mortgage Acceptance Corp., 6.36%, 03/12/34           1,000                          1,102
     Standard Credit Card Master Trust, 7.50%, 04/07/08       1,000                          1,049
     WFS Financial Owner Trust, 2.73%, 05/20/11               619                            613
     World Omni Auto Receivables Trust, 2.20%, 01/15/08       500                            495
                                                                                             17,036
Auto Manufacturers - 0.3%
     DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08        500                            511
     General Motors Corp., 7.20%, 01/15/11 (l)                510                            523
                                                                                             1,034
Banks - 1.0%
     Bank of America Corp., 7.40%, 01/15/11                   750                            869
     HSBC Bank USA NA, 5.875%, 11/01/34                       250                            253
     HSBC Holdings Plc, 7.35%, 11/27/32 (e)                   500                            601
     Popular North America Inc., 3.875%, 10/01/08             500                            499
     US Bank NA, 4.95%, 10/30/14                              450                            452
     Wachovia Corp.
     3.625%, 02/17/09                                         750                            742
     5.25%, 08/01/14                                          500                            512
                                                                                             3,928
Beverages - 0.3%
     Diageo Capital Plc, 3.50%, 11/19/07                      1,000                          997

Commercial Services - 0.3%
     Aramark Services Inc., 7.00%, 07/15/06                   1,000                          1,047

Computers - 0.1%
     Hewlett-Packard Co., 5.50%, 07/01/07                     500                            521

Cosmetics & Personal Care - 0.1%
     Procter & Gamble Co., 5.80%, 08/15/34                    500                            529

Diversified Financial Services - 1.9%
     Boeing Capital Corp., 6.50%, 02/15/12                    500                            560
     CIT Group Inc., 7.375%, 04/02/07                         500                            540
     Citigroup Inc.
     3.50%, 02/01/08                                          250                            250
     6.00%, 02/21/12 (l)                                      500                            547
     General Electric Capital Corp.
     5.875%, 02/15/12                                         1,000                          1,082
     6.75%, 03/15/32                                          500                            585
     General Motors Acceptance Corp., 6.75%, 12/01/14 (l)     330                            330
     Household Finance Corp., 6.375%, 11/27/12                500                            553
     JPMorgan Chase & Co.
     6.625%, 03/15/12 (l)                                     500                            560
     5.125%, 09/15/14                                         500                            503
     Lehman Brothers Holdings Inc., 6.625%, 01/18/12          300                            335
     Merrill Lynch & Co. Inc., 4.50%, 11/04/10 (l)            750                            755
     Morgan Stanley Dean Witter & Co., 5.80%, 04/01/07        500                            524
                                                                                             7,124
Forest Products & Paper - 0.1%
     Weyerhaeuser Co., 7.125%, 07/15/23                       350                            396

Insurance - 1.4%
     Ace Capital Trust II, 9.70%, 04/01/30                    525                            698
     Ace INA Holdings Inc., 5.875%, 06/15/14                  600                            614
     ASIF Global Financing Corp., 4.90%, 01/17/13 (e)         500                            509
     AXA, 8.60%, 12/15/30                                     775                            1,018
     Hartford Life Inc., 7.375%, 03/01/31                     700                            836
     Liberty Mutual Insurance, 7.875%, 10/15/26 (e)           475                            534
     Marsh & McLennan Cos. Inc., 5.375%, 07/15/14             675                            660
     Metlife Inc., 6.50%, 12/15/32                            350                            381
                                                                                             5,250
Investment Companies - 0.1%
     Credit Suisse First Boston USA Inc., 4.875%, 01/15/15    345                            341

Media - 0.5%
     Comcast Cable Communications, 7.125%, 06/15/13 (l)       500                            579
     Comcast Corp., 5.85%, 01/15/10                           200                            215
     Cox Communication Inc., 5.45%, 12/15/14 (e) (l)          500                            500
     Viacom Inc., 7.70%, 07/30/10                             225                            263
     Walt Disney Co, 5.375%, 06/01/07                         400                            416
                                                                                             1,973
Mining - 0.1%
     Corp. Nacional del Cobre de Chile, 5.50%, 10/15/13 (e)   500                            521

Oil & Gas Producers - 0.3%
     ConocoPhillips, 3.625%, 10/15/07                         500                            500
     Valero Energy Corp., 6.875%, 04/15/12 (l)                675                            766
                                                                                             1,266
Retail - 0.1%
     Target Corp., 5.375%, 06/15/09 (l)                       500                            529

Telecommunications - 0.5%
     Sprint Capital Corp.
     6.125%, 11/15/08                                         125                            134
     8.375%, 03/15/12                                         450                            548
     Verizon Global Funding Corp.
     6.125%, 06/15/07 (l)                                     500                            530
     7.75%, 12/01/30                                          500                            621
                                                                                             1,833
Wireless Telecommunications - 0.4%
     AT&T Wireless Services Inc., 7.875%, 03/01/11            750                            884
     Vodafone Group Plc, 5.375%, 01/30/15                     500                            520
                                                                                             1,404

     Total Corporate Bonds (cost $45,539)                                                    45,886

Government Securities - 21.0%
U.S. Government Agencies - 11.9%
     Federal Home Loan Mortgage Corp.
     5.50%, 10/01/16                                          550                            569
     6.00%, 04/01/17                                          391                            409
     6.50%, 11/01/17                                          171                            181
     5.00%, 01/01/18                                          175                            178
     5.50%, 01/01/18                                          2                              2
     5.00%, 04/01/18                                          220                            223
     4.50%, 05/01/18                                          233                            232
     5.00%, 05/01/18                                          335                            340
     4.50%, 09/01/18                                          259                            259
     4.50%, 11/01/18                                          525                            525
     5.50%, 11/01/18                                          229                            237
     5.50%, 01/01/19                                          659                            681
     4.50%, 03/01/19                                          1,701                          1,697
     5.50%, 08/01/19                                          698                            721
     7.00%, 11/01/30                                          397                            421
     7.00%, 02/01/31                                          136                            144
     7.00%, 06/01/31                                          130                            138
     7.00%, 10/01/32                                          343                            363
     5.50%, 03/01/33                                          1,255                          1,276
     4.50%, 06/01/33                                          232                            224
     5.50%, 06/01/33                                          306                            312
     5.00%, 08/01/33                                          1,469                          1,461
     6.50%, 09/01/33                                          205                            215
     6.00%, 10/01/33                                          1,982                          2,049
     5.00%, 05/01/34                                          1,499                          1,489
     5.50%, 05/01/34                                          191                            194
     5.00%, 09/01/34                                          562                            559
     Federal National Mortgage Association
     6.00%, 09/01/17                                          451                            473
     5.00%, 10/01/17                                          406                            413
     5.00%, 11/01/17                                          182                            185
     6.00%, 01/01/18                                          83                             87
     5.00%, 02/01/18                                          792                            806
     4.50%, 07/01/18                                          1,725                          1,724
     5.00%, 12/01/18                                          1,094                          1,112
     6.50%, 08/01/28                                          38                             40
     6.50%, 11/01/28                                          80                             84
     6.50%, 12/01/28                                          48                             50
     6.00%, 03/01/29                                          426                            441
     7.50%, 09/01/29                                          143                            154
     6.50%, 01/01/32                                          757                            795
     6.50%, 07/01/32                                          892                            937
     6.50%, 09/01/32                                          1,003                          1,054
     6.00%, 10/01/32                                          469                            485
     6.50%, 03/01/33                                          394                            414
     5.00%, 09/01/33                                          3,967                          3,944
     7.00%, 10/01/33                                          1,277                          1,353
     4.50%, 11/01/33                                          272                            263
     5.50%, 11/01/33                                          2,079                          2,112
     4.50%, 12/01/33                                          495                            479
     5.50%, 12/01/33                                          1,127                          1,145
     6.00%, 12/01/33                                          248                            257
     5.50%, 03/01/34                                          738                            750
     5.00%, 04/01/34                                          1,121                          1,112
     5.50%, 04/01/34                                          2,649                          2,692
     5.50%, 05/01/34                                          243                            247
     6.00%, 06/01/34                                          545                            564
     Government National Mortgage Association
     6.50%, 04/15/26                                          130                            137
     7.00%, 06/15/28                                          89                             95
     7.50%, 04/15/29                                          66                             72
     7.00%, 07/15/29                                          83                             89
     5.50%, 11/15/32                                          391                            400
     6.00%, 11/15/32                                          254                            264
     6.00%, 03/15/33                                          152                            157
     5.50%, 05/15/33                                          303                            310
     5.00%, 10/15/33                                          495                            495
     5.00%, 05/15/34                                          2,500                          2,503
     Government National Mortgage Association II
     5.50%, 05/20/33                                          466                            476
     5.00%, 06/20/33                                          202                            202
     6.00%, 10/20/33                                          491                            508
     6.00%, 04/15/34                                          275                            285
                                                                                             45,264
U.S. Treasury Securities - 9.1%
     U.S. Treasury Bond, 5.375%, 02/15/31 (l)                 4,850                          5,243
     U.S. Treasury Note
     1.50%, 03/31/06 (l)                                      20,850                         20,510
     2.375%, 08/15/06 (l)                                     9,117                          9,030
                                                                                             34,783

     Total Government Securities (cost $79,771)                                              80,047

Short Term Investments - 12.0%
Money Market Funds - 0.7%
     Dreyfus Cash Management Plus, 1.98% (a)                  2,818                          2,818

Securities Lending Collateral - 10.0%
     Mellon GSL Delaware Business Trust Collateral Fund       38,021                         38,021

U.S. Government Agencies - 1.3%
     Federal National Mortgage Association Discount Note,
     2.28%, 02/01/05                                          $5,000                         4,991

     Total Short Term Investments (cost $45,830)                                             45,830

Total Investments - 109.8% (cost $393,496)                                                   418,466
Other Assets and Liabilities, Net - (9.8%)                                                   (37,128)
Total Net Assets - 100%                                                                  $   381,338

JNL/SELECT GLOBAL GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   24.2%
     Communications                                           21.8%
     Consumer, Cyclical                                       16.2%
     Technology                                               12.4%
     Financial                                                12.0%
     Industrial                                               11.1%
     Energy                                                   1.2%
     Money Market Investment                                  1.1%
                                                              100.0%

Common Stocks - 99.0%
Advertising - 0.9%
     JC Decaux SA (b)                                         65                         $   1,890

Aerospace & Defense - 2.0%
     European Aeronautic Defense and Space Co.                78                             2,271
     Rolls-Royce Group Plc                                    14,845                         27
     Rolls-Royce Group Plc (b)                                454                            2,155
                                                                                             4,453
Apparel - 1.1%
     Adidas-Salomon AG                                        14                             2,308

Auto Manufacturers - 0.5%
     Kia Motors Corp. (b)                                     96                             1,010

Banks - 7.8%
     Banca Intesa SpA                                         195                            936
     Banco Bilbao Vizcaya Argentaria SA                       132                            2,349
     Bank of America Corp.                                    47                             2,199
     Bank of Yokohama Ltd.                                    171                            1,078
     Bayerische Hypo-und Vereinsbank AG (b)                   162                            3,668
     Standard Chartered Plc                                   227                            4,213
     UFJ Holdings Inc. (b)                                    -                              2,630
                                                                                             17,073
Beverages - 1.0%
     Pernod-Ricard                                            14                             2,175

Commercial Services - 3.8%
     Apollo Group Inc. (b)                                    33                             2,623
     Autostrade SpA                                           83                             2,223
     Capita Group Plc                                         497                            3,486
                                                                                             8,332
Computers - 7.3%
     Apple Computer Inc. (b)                                  84                             5,415
     Computer Sciences Corp. (b)                              39                             2,210
     Dell Inc. (b)                                            104                            4,370
     Research In Motion Ltd. (b)                              48                             3,940
                                                                                             15,935
Cosmetics & Personal Care - 1.1%
     Gillette Co.                                             55                             2,481

Distribution & Wholesale - 1.6%
     Esprit Holdings Ltd.                                     572                            3,456

Diversified Financial Services - 2.3%
     Citigroup Inc.                                           14                             689
     Goldman Sachs Group Inc.                                 25                             2,549
     Man Group Plc                                            62                             1,748
                                                                                             4,986
Entertainment - 1.8%
     EMI Group Plc                                            756                            3,845

Food - 1.6%
     Koninklijke Ahold NV (b)                                 175                            1,358
     Royal Numico NV (b)                                      58                             2,092
                                                                                             3,450
Healthcare - 1.1%
     WellPoint Inc. (b)                                       20                             2,312

Insurance - 1.9%
     Allianz AG                                               31                             4,046

Internet - 6.6%
     eBay Inc. (b)                                            27                             3,104
     Monster Worldwide Inc. (b)                               95                             3,196
     Trend Micro Inc. (b)                                     71                             3,832
     Yahoo! Inc. (b) (l)                                      116                            4,360
                                                                                             14,492
Leisure Time - 0.9%
     Carnival Plc                                             31                             1,905

Lodging - 0.6%
     Intercontinental Hotels Group Plc.                       112                            1,386

Manufacturing - 7.6%
     Danaher Corp.                                            52                             2,956
     General Electric Capital Corp.                           138                            5,052
     Ingersoll-Rand Co. - Class A                             29                             2,329
     Parker Hannifin Corp.                                    38                             2,893
     Tyco International Ltd.                                  95                             3,399
                                                                                             16,629
Media - 5.0%
     Grupo Televisa SA - ADR                                  38                             2,305
     Vivendi Universal SA (b)                                 102                            3,263
     XM Satellite Radio Holdings Inc. - Class A (b)           141                            5,312
                                                                                             10,880
Metal Fabrication & Hardware - 0.6%
     Assa Abloy AB - Class B                                  70                             1,204

Oil & Gas Producers - 1.2%
     CNOOC Ltd.                                               3,201                          1,720
     OAO Gazprom                                              24                             859
                                                                                             2,579
Pharmaceuticals - 14.0%
     Abbott Laboratories                                      59                             2,734
     Elan Corp. Plc - ADR (b)                                 416                            11,333
     Forest Laboratories Inc. (b)                             107                            4,782
     Gilead Sciences Inc. (b)                                 53                             1,851
     IVAX Corp. (b)                                           216                            3,418
     Schering AG                                              26                             1,978
     Schering-Plough Corp.                                    211                            4,412
                                                                                             30,508
Retail - 9.8%
     Best Buy Co. Inc.                                        66                             3,898
     Carphone Warehouse Group Plc                             1,133                          3,737
     GUS Plc                                                  159                            2,859
     Home Depot Inc.                                          77                             3,304
     Staples Inc.                                             105                            3,523
     Starbucks Corp. (b)                                      64                             3,996
                                                                                             21,317
Software - 5.1%
     Electronic Arts Inc. (b)                                 29                             1,801
     Infosys Technologies Ltd. - ADR (l)                      36                             2,509
     Microsoft Corp.                                          116                            3,095
     Pixar Inc. (b)                                           43                             3,647
                                                                                             11,052
Telecommunications - 1.5%
     Amdocs Ltd. (b)                                          32                             835
     PT Telekomunikasi Indonesia ADR                          55                             1,165
     Societe Europeenne des Satellites                        101                            1,303
                                                                                             3,303
Telecommunications Equipment - 2.9%
     Alcatel SA (b)                                           327                            5,084
     Cisco Systems Inc. (b)                                   67                             1,285
                                                                                             6,369
Tobacco - 1.7%
     Imperial Tobacco Group Plc                               24                             666
     Japan Tobacco Inc.                                       -                              3,037
                                                                                             3,703
Transportation - 0.9%
     Canadian National Railway Co.                            33                             2,015

Wireless Telecommunications - 4.8%
     Nokia Oyj - ADR                                          108                            1,699
     Telefonaktiebolaget LM Ericsson (b)                      1,157                          3,692
     Vodafone Group Plc                                       1,909                          5,176
                                                                                             10,567

     Total Common Stocks (cost $187,324)                                                     215,661

Short Term Investments - 5.4%
Money Market Funds - 1.1%
     Dreyfus Cash Management Plus, 1.98% (a)                  2,440                          2,440

Securities Lending Collateral - 4.3%
     Mellon GSL Delaware Business Trust Collateral Fund       9,311                          9,311

     Total Short Term Investments (cost $11,751)                                             11,751

Total Investments - 104.4% (cost $199,075)                                                   227,412
Other Assets and Liabilities, Net -  (4.4%)                                                  (9,459)
Total Net Assets - 100%                                                                  $   217,953

JNL/SELECT LARGE CAP GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   28.8%
     Technology                                               22.4%
     Communications                                           17.0%
     Consumer, Cyclical                                       12.6%
     Financial                                                12.4%
     Industrial                                               4.1%
     Energy                                                   1.4%
     Money Market Investment                                  1.3%
                                                              100.0%

Common Stocks - 99.1%
Advertising - 2.0%
     Omnicom Group Inc.                                       70                         $   5,916

Aerospace & Defense - 1.0%
     General Dynamics Corp.                                   28                             2,917

Apparel - 1.1%
     Coach Inc. (b)                                           58                             3,267

Auto Parts & Equipment - 1.0%
     Johnson Controls Inc.                                    45                             2,846

Banks - 0.8%
     State Street Corp.                                       47                             2,309

Biotechnology - 0.8%
     Genzyme Corp. (b)                                        42                             2,442

Commercial Services - 7.7%
     Accenture Ltd. (b)                                       131                            3,542
     Apollo Group Inc. (b)                                    192                            15,472
     Moody's Corp.                                            43                             3,772
                                                                                             22,786
Computers - 9.6%
     Dell Inc. (b)                                            292                            12,321
     Lexmark International Inc. (b)                           33                             2,823
     Research In Motion Ltd. (b) (l)                          159                            13,092
                                                                                             28,236
Cosmetics & Personal Care - 1.9%
     Gillette Co.                                             125                            5,580

Distribution & Wholesale - 2.9%
     CDW Corp.                                                130                            8,622

Diversified Financial Services - 11.2%
     Capital One Financial Corp.                              43                             3,611
     Citigroup Inc.                                           100                            4,842
     Countrywide Financial Corp.                              414                            15,314
     Franklin Resources Inc.                                  40                             2,803
     Freddie Mac                                              89                             6,528
                                                                                             33,098
Healthcare - 5.7%
     Aetna Inc.                                               24                             3,011
     Medtronic Inc.                                           195                            9,696
     WellPoint Inc. (b)                                       35                             4,055
                                                                                             16,762
Home Builders - 1.2%
     Lennar Corp.                                             62                             3,487

Insurance - 0.4%
     Progressive Corp.                                        15                             1,271

Internet - 8.5%
     eBay Inc. (b)                                            106                            12,322
     Google Inc. (b)                                          8                              1,452
     Yahoo! Inc. (b) (l)                                      303                            11,414
                                                                                             25,188
Lodging - 0.0%
     Las Vegas Sands Corp. (b)                                3                              139

Manufacturing - 3.1%
     Danaher Corp.                                            67                             3,859
     General Electric Capital Corp.                           146                            5,325
                                                                                             9,184
Media - 2.9%
     XM Satellite Radio Holdings Inc. - Class A (b)           227                            8,542

Oil & Gas Producers - 1.4%
     Petro-Canada                                             79                             4,034

Pharmaceuticals - 12.9%
     Abbott Laboratories                                      146                            6,798
     AstraZeneca Plc - ADR                                    251                            9,125
     Elan Corp. Plc - ADR (b)                                 100                            2,734
     Eli Lilly & Co.                                          116                            6,602
     Forest Laboratories Inc. (b)                             94                             4,221
     Gilead Sciences Inc. (b)                                 92                             3,223
     Schering-Plough Corp.                                    262                            5,468
                                                                                             38,171
Retail - 6.4%
     Autozone Inc. (b)                                        73                             6,622
     Best Buy Co. Inc.                                        81                             4,787
     Lowe's Cos. Inc.                                         54                             3,086
     Petsmart Inc.                                            124                            4,419
                                                                                             18,914
Semiconductors - 1.0%
     Xilinx Inc.                                              97                             2,880

Software - 12.0%
     Electronic Arts Inc. (b)                                 223                            13,769
     First Data Corp.                                         238                            10,138
     Microsoft Corp.                                          260                            6,952
     Pixar Inc. (b)                                           54                             4,580
                                                                                             35,439
Telecommunications Equipment - 2.6%
     Cisco Systems Inc. (b)                                   399                            7,698

Wireless Telecommunications - 1.1%
     America Movil SA de CV                                   62                             3,230

     Total Common Stocks (cost $266,942)                                                     292,958

Short Term Investments - 5.6%
Money Market Funds - 1.3%
     Dreyfus Cash Management Plus, 1.98% (a)                  3,743                          3,743

Securities Lending Collateral - 4.3%
     Mellon GSL Delaware Business Trust Collateral Fund       12,639                         12,639

     Total Short Term Investments (cost $16,382)                                             16,382

Total Investments - 104.7% (cost $283,324)                                                   309,340
Other Assets and Liabilities, Net -  (4.7%)                                                  (13,847)
Total Net Assets - 100%                                                                  $   295,493

JNL/SELECT MONEY MARKET FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                73.8%
     Government                                               23.2%
     Asset Backed Securities                                  1.7%
     Mortgage Securities                                      1.3%
                                                              100.0%

Corporate Bonds - 5.0%
Asset Backed Securities - 2.9%
     GE Commercial Equipment Financing LLC
     2.37%, 11/20/05 (g)                                      $2,458                     $   2,458
     2.59%, 12/22/05 (e) (g)                                  1,500                          1,500
     Perma Financing Plc., 2.32%, 03/10/05                    3,000                          3,000
                                                                                             6,958
Diversified Financial Services - 2.1%
     Principal Life Global Funding I, 2.63%, 03/18/05 (e)     4,900                          4,901
     Total Corporate Bonds (cost $11,859)                                                    11,859

Government Securities - 2.9%
U.S. Government Agencies - 2.9%
     Federal National Mortgage Association, 1.375%, 02/11/05  7,000                          6,993
     Total Government Securities (cost $6,993)                                               6,993

Short Term Investments - 27.4%
Certificates of Deposit - 5.9%
     Credit Suisse First Boston Corp. Certificate of Deposit,
     2.35%, 01/20/05                                          4,000                          4,000
     Svenska Handels NY Certificate of Deposit,
     2.13%, 01/13/05                                          5,000                          5,000
     Wells Fargo Bank Certificate of Deposit, 2.01%, 01/19/05 5,000                          5,000
                                                                                             14,000
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  1                              1

U.S. Government Agencies - 20.2%
     Federal Home Loan Bank Discount Note
     2.05%, 01/14/05                                          $4,345                         4,342
     2.14%, 01/19/05                                          6,430                          6,423
     2.27%, 02/09/05                                          198                            198
     Federal Home Loan Mortgage Corp. Discount Note
     1.97%, 01/11/05                                          3,000                          2,998
     1.97%, 01/12/05                                          4,000                          3,998
     2.05%, 01/12/05                                          5,000                          4,997
     1.98%, 01/14/05                                          2,970                          2,968
     2.00%, 01/19/05                                          4,000                          3,996
     2.28%, 02/01/05                                          4,380                          4,371
     2.24%, 02/02/05                                          445                            444
     2.14%, 02/07/05                                          5,423                          5,411
     2.25%, 02/09/05                                          6,545                          6,529
     2.31%, 02/14/05                                          1,400                          1,396
                                                                                             48,071

     Total Short Term Investments (cost $65,072)                                             65,072

Commercial Paper - 65.9%
Diversified Financial Services - 65.9%
     Archer-Daniels, 2.15%, 02/02/05                          5,500                          5,489
     Barclays US Funding, 2.25%, 02/22/05                     5,000                          4,984
     CBA Finance, 2.125%, 01/05/05                            3,600                          3,599
     Chariot Funding LLC, 2.33%, 01/19/05                     4,550                          4,545
     Ciesco LLC, 2.18%, 01/27/05                              4,300                          4,293
     Clipper Receivables, 2.34%, 01/19/05                     4,500                          4,495
     Coca-cola Co., 2.24%, 02/01/05                           4,140                          4,132
     CRC Funding, 2.23%, 01/24/05                             4,500                          4,494
     CSFB USA, 2.34%, 02/08/05                                2,600                          2,594
     Depfa Bank, 2.10%, 01/06/05                              5,308                          5,306
     Diageo Capital Plc, 2.295%, 02/01/05                     4,300                          4,292
     Edison Asset Security Corp., 1.98%, 01/12/05             3,800                          3,798
     Eureka Securities Plc, 2.20%, 01/12/05                   1,755                          1,754
     Falcon Asset Securities Corp., 2.31%, 01/11/05           4,300                          4,297
     Fortune Brands, 2.30%, 02/09/05                          4,500                          4,489
     Galaxy Funding, 2.35%, 03/03/05                          4,000                          3,984
     General Electric Capital Corp.
     2.16%, 01/13/05                                          5,000                          4,996
     2.26%, 02/16/05                                          2,000                          1,994
     Goldman Sachs Group Inc., 2.33%, 01/28/05                4,000                          3,993
     Greyhawk Funding, 2.11%, 01/20/05                        636                            635
     International Lease Finance Corp., 2.30%, 01/12/05       3,593                          3,590
     JPMorgan Chase & Co., 2.14%, 02/01/05                    1,618                          1,615
     Jupiter Securities Corp., 2.44%, 03/15/05                3,275                          3,259
     Mass Mutual Funding, 2.30%, 01/31/05                     1,500                          1,497
     Mont Blanc Capital, 2.24%, 02/14/05                      4,500                          4,488
     Morgan Stanley, 2.32%, 01/18/05                          4,500                          4,495
     Nationwide Building, 2.37%, 02/22/05                     2,265                          2,257
     Nestle Capital, 2.20%, 01/10/05                          3,035                          3,033
     New York Life Cap, 2.31%, 02/01/05                       5,000                          4,990
     Pepsico Co., 2.30%, 01/21/05                             3,000                          2,996
     Pfizer Inc., 2.14%, 02/02/05                             3,000                          2,994
     Prefco, 2.27%, 01/14/05                                  4,000                          3,997
     Proctor & Gamble Co., 2.14%, 02/02/05                    5,000                          4,990
     Quebec Province Co., 2.32%, 02/25/05                     6,000                          5,979
     Shell Finance, 2.22%, 01/06/05                           5,000                          4,998
     Travelers Insurance Co., 2.47%, 03/01/05                 3,000                          3,000
     Variable Funding Capital Corp., 2.32%, 01/14/05          4,750                          4,746
     Westpac Capital Corp., 2.04%, 01/26/05                   5,000                          4,993
     Windmill Funding Co.
     2.06%, 01/19/05                                          2,000                          1,998
     2.34%, 02/04/05                                          2,195                          2,190
     Yale University, 2.11%, 02/01/05                         3,500                          3,495
     Yorktown Capital, 2.28%, 01/07/05                        3,000                          2,999

     Total Commercial Paper (cost $153,762)                                                  156,762

Total Investments - 99.9% (cost $237,686)                                                    237,686
Other Assets and Liabilities, Net - 0.1%                                                     187
Total Net Assets - 100%                                                                  $   237,873


JNL/SELECT VALUE FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                25.2%
     Consumer, Non-cyclical                                   14.2%
     Industrial                                               13.6%
     Energy                                                   10.6%
     Consumer, Cyclical                                       8.7%
     Utilities                                                7.7%
     Communications                                           7.2%
     Basic Materials                                          6.1%
     Technology                                               5.3%
     Money Market Investment                                  1.4%
                                                              100.0%

Common Stocks - 98.5%
Aerospace & Defense - 2.0%
     General Dynamics Corp.                                   22                         $   2,259
     Lockheed Martin Corp.                                    16                             911
                                                                                             3,170
Airlines - 1.6%
     Southwest Airlines Co.                                   151                            2,465

Apparel - 1.5%
     NIKE Inc.                                                25                             2,249

Auto Manufacturers - 1.0%
     General Motors Corp. (l)                                 39                             1,542

Auto Parts & Equipment - 0.5%
     Lear Corp.                                               14                             842

Banks - 10.5%
     Bank of America Corp.                                    153                            7,175
     National City Corp.                                      102                            3,815
     PNC Financial Services Group Inc.                        23                             1,333
     SunTrust Banks Inc.                                      22                             1,588
     Wells Fargo & Co.                                        38                             2,337
                                                                                             16,248
Beverages - 1.7%
     PepsiCo Inc.                                             51                             2,636

Chemicals - 3.1%
     Dow Chemical Co.                                         33                             1,649
     E.I. du Pont de Nemours & Co.                            65                             3,173
                                                                                             4,822
Computers - 1.4%
     Hewlett-Packard Co.                                      33                             696
     International Business Machines Corp.                    16                             1,528
                                                                                             2,224
Diversified Financial Services - 11.0%
     Citigroup Inc.                                           147                            7,058
     Fannie Mae                                               22                             1,538
     Goldman Sachs Group Inc.                                 31                             3,204
     JPMorgan Chase & Co.                                     68                             2,638
     Morgan Stanley                                           47                             2,609
                                                                                             17,047
Electric - 7.7%
     Dominion Resources Inc.                                  31                             2,127
     Entergy Corp.                                            30                             2,014
     Exelon Corp.                                             84                             3,711
     PPL Corp.                                                25                             1,316
     SCANA Corp.                                              31                             1,206
     TXU Corp. (l)                                            23                             1,465
                                                                                             11,839
Electrical Components & Equipment - 2.0%
     Emerson Electric Co.                                     44                             3,085

Food - 1.7%
     Kellogg Co.                                              58                             2,599

Forest Products & Paper - 0.5%
     Weyerhaeuser Co.                                         12                             774

Healthcare - 4.7%
     Baxter International Inc.                                65                             2,228
     Beckman Coulter Inc.                                     28                             1,856
     WellPoint Inc. (b)                                       28                             3,162
                                                                                             7,246
Household Products - 1.2%
     Kimberly-Clark Corp.                                     27                             1,784

Insurance - 2.9%
     ACE Ltd.                                                 36                             1,518
     Chubb Corp.                                              18                             1,377
     Principal Financial Group                                38                             1,571
                                                                                             4,466
Machinery - 4.7%
     Caterpillar Inc.                                         57                             5,587
     Rockwell Automation Inc.                                 33                             1,616
                                                                                             7,203
Manufacturing - 1.9%
     Illinois Tool Works Inc.                                 16                             1,483
     Tyco International Ltd.                                  42                             1,512
                                                                                             2,995
Media - 3.3%
     Comcast Corp. - Class A (b)                              89                             2,949
     Time Warner Inc. (b)                                     110                            2,128
                                                                                             5,077
Metal Fabrication & Hardware - 1.0%
     Precision Castparts Corp.                                23                             1,485

Mining - 2.5%
     Alcoa Inc.                                               123                            3,855

Oil & Gas Producers - 10.6%
     ConocoPhillips                                           37                             3,178
     Exxon Mobil Corp.                                        145                            7,448
     GlobalSantaFe Corp.                                      99                             3,281
     Shell Transport & Trading Co. Plc                        48                             2,447
                                                                                             16,354
Pharmaceuticals - 5.0%
     Pfizer Inc.                                              106                            2,843
     Watson Pharmaceuticals Inc. (b)                          57                             1,883
     Wyeth                                                    69                             2,934
                                                                                             7,660
Retail - 4.1%
     CVS Corp.                                                69                             3,092
     Dollar General Corp.                                     80                             1,666
     McDonald's Corp.                                         50                             1,609
                                                                                             6,367
Savings & Loans - 0.6%
     Washington Mutual Inc.                                   21                             879

Semiconductors - 3.9%
     Applied Materials Inc. (b)                               76                             1,291
     Intel Corp.                                              73                             1,700
     Lam Research Corp. (b)                                   42                             1,200
     Teradyne Inc. (b)                                        107                            1,823
                                                                                             6,014
Telecommunications - 3.5%
     BellSouth Corp.                                          71                             1,976
     SBC Communications Inc.                                  75                             1,930
     Sprint Corp. - FON Group                                 63                             1,553
                                                                                             5,459
Telecommunications Equipment - 0.4%
     Scientific-Atlanta Inc.                                  17                             552

Transportation - 2.0%
     CSX Corp.                                                76                             3,033

Total Common Stocks (cost $140,304)                                                          151,971

Short Term Investments - 3.4%
Money Market Funds - 1.4%
     Dreyfus Cash Management Plus, 1.98% (a)                  2,171                          2,171

Securities Lending Collateral - 2.0%
     Mellon GSL Delaware Business Trust Collateral Fund       3,053                          3,053

     Total Short Term Investments (cost $5,224)                                              5,224

Total Investments - 101.9% (cost $145,528)                                                   157,195
Other Assets and Liabilities, Net - (1.9%)                                                   (2,885)
Total Net Assets - 100%                                                                  $   154,310

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                20.8%
     Consumer, Non-cyclical                                   18.5%
     Communications                                           16.0%
     Technology                                               14.6%
     Consumer, Cyclical                                       13.4%
     Industrial                                               8.5%
     Energy                                                   4.3%
     Money Market Investment                                  2.0%
     Basic Materials                                          1.9%
                                                              100.0%

Common Stocks - 97.9%
Apparel - 0.4%
     Hermes International                                     12                         $   2,295

Banks - 6.7%
     Anglo Irish Bank Corp. Plc                               107                            2,602
     Credit Suisse Group (b)                                  102                            4,288
     Mellon Financial Corp.                                   144                            4,483
     Northern Trust Corp.                                     84                             4,100
     State Street Corp.                                       235                            11,533
     UBS AG                                                   96                             8,016
     US Bancorp.                                              182                            5,694
                                                                                             40,716
Beverages - 0.9%
     Coca-Cola Co.                                            90                             3,730
     PepsiCo Inc.                                             30                             1,561
                                                                                             5,291
Biotechnology - 1.9%
     Amgen Inc. (b)                                           125                            8,038
     Biogen Idec Inc. (b)                                     33                             2,178
     Genentech Inc. (b)                                       28                             1,514
                                                                                             11,730
Commercial Services - 3.2%
     Accenture Ltd. (b)                                       284                            7,676
     Apollo Group Inc. (b)                                    51                             4,148
     Cendant Corp.                                            322                            7,522
                                                                                             19,346
Computers - 3.1%
     Affiliated Computer Services Inc. - Class A (b)          128                            7,710
     Dell Inc. (b)                                            264                            11,117
                                                                                             18,827
Diversified Financial Services - 9.7%
     American Express Co.                                     153                            8,596
     Ameritrade Holding Corp. (b)                             296                            4,208
     Charles Schwab Corp.                                     284                            3,393
     Citigroup Inc.                                           456                            21,963
     Fannie Mae                                               28                             1,973
     Freddie Mac                                              15                             1,113
     Goldman Sachs Group Inc.                                 36                             3,745
     Merrill Lynch & Co. Inc.                                 113                            6,724
     SLM Corp.                                                134                            7,143
                                                                                             58,858
Electrical Components & Equipment - 0.7%
     Samsung Electronics Co. Ltd.                             9                              4,004

Entertainment - 1.4%
     International Game Technology                            253                            8,695

Food - 1.2%
     Compass Group Plc                                        654                            3,092
     Sysco Corp.                                              108                            4,111
                                                                                             7,203
Healthcare - 7.4%
     Biomet Inc.                                              50                             2,183
     Boston Scientific Corp. (b)                              79                             2,791
     Johnson & Johnson                                        97                             6,152
     Medtronic Inc.                                           118                            5,861
     Stryker Corp.                                            37                             1,785
     UnitedHealth Group Inc.                                  184                            16,206
     WellPoint Inc. (b)                                       88                             10,108
                                                                                             45,086
Insurance - 4.4%
     ACE Ltd.                                                 71                             3,023
     American International Group Inc.                        222                            14,579
     Hartford Financial Services Group Inc.                   97                             6,688
     Marsh & McLennan Cos. Inc.                               78                             2,579
                                                                                             26,869
Internet - 2.3%
     eBay Inc. (b)                                            32                             3,709
     Google Inc. (b) (l)                                      11                             2,201
     IAC/InterActiveCorp (b) (l)                              148                            4,091
     Yahoo! Inc. (b)                                          111                            4,186
                                                                                             14,187
Iron & Steel - 0.3%
     Nucor Corp.                                              39                             2,062

Leisure Time - 1.6%
     Carnival Corp.                                           114                            6,570
     Harley-Davidson Inc. (l)                                 46                             2,819
                                                                                             9,389
Lodging - 0.2%
     MGM MIRAGE (b)                                           20                             1,440

Machinery - 0.7%
     Deere & Co.                                              59                             4,375

Manufacturing - 6.0%
     Danaher Corp. (l)                                        173                            9,943
     General Electric Capital Corp.                           429                            15,659
     Tyco International Ltd.                                  294                            10,508
                                                                                             36,110
Media - 7.8%
     British Sky Broadcasting Plc                             176                            1,895
     Clear Channel Communications Inc.                        84                             2,806
     Comcast Corp. - Special Class A (b)                      137                            4,496
     E.W. Scripps Co.                                         68                             3,278
     EchoStar Communications Corp.                            143                            4,760
     Liberty Media Corp. (b)                                  918                            10,082
     News Corp Inc. (l)                                       378                            7,059
     Time Warner Inc. (b)                                     289                            5,612
     Univision Communications Inc. (b) (l)                    83                             2,421
     Viacom Inc. - Class B                                    141                            5,125
                                                                                             47,534
Mining - 1.6%
     BHP Billiton Ltd.                                        429                            5,159
     Rio Tinto Plc                                            149                            4,373
                                                                                             9,532
Oil & Gas Producers - 2.1%
     ChevronTexaco Corp.                                      117                            6,154
     Exxon Mobil Corp.                                        125                            6,424
                                                                                             12,578
Oil & Gas Services - 2.2%
     Baker Hughes Inc.                                        167                            7,117
     Schlumberger Ltd.                                        93                             6,247
                                                                                             13,364
Pharmaceuticals - 3.9%
     Cardinal Health Inc.                                     27                             1,564
     Elan Corp. Plc - ADR (b)                                 96                             2,605
     Forest Laboratories Inc. (b)                             49                             2,180
     Gilead Sciences Inc. (b)                                 111                            3,898
     Pfizer Inc.                                              231                            6,199
     Teva Pharmaceutical Industries Ltd. - ADR                85                             2,532
     Wyeth                                                    108                            4,600
                                                                                             23,578
Retail - 9.3%
     Best Buy Co. Inc.                                        122                            7,252
     Family Dollar Stores Inc. (l)                            82                             2,548
     Home Depot Inc.                                          157                            6,704
     Inditex SA                                               82                             2,425
     Kingfisher Plc                                           403                            2,395
     Kohl's Corp. (b)                                         81                             3,978
     Starbucks Corp. (b)                                      31                             1,958
     Target Corp.                                             183                            9,519
     Walgreen Co.                                             127                            4,877
     Wal-Mart de Mexico SA de CV                              210                            722
     Wal-Mart de Mexico SA de CV - ADR                        42                             1,457
     Wal-Mart Stores Inc.                                     233                            12,307
                                                                                             56,142
Semiconductors - 3.8%
     Analog Devices Inc.                                      138                            5,084

     ASML Holding NV (b)                                      117                            1,870
     Intel Corp.                                              319                            7,468
     Maxim Integrated Products Inc.                           68                             2,899
     Texas Instruments Inc.                                   88                             2,157
     Xilinx Inc.                                              119                            3,535
                                                                                             23,013
Software - 7.7%
     Adobe Systems Inc.                                       60                             3,789
     Computer Associates International Inc.                   -                              4
     First Data Corp.                                         78                             3,297
     Fiserv Inc. (b)                                          123                            4,927
     Intuit Inc. (b)                                          75                             3,318
     Mercury Interactive Corp. (b) (l)                        68                             3,111
     Microsoft Corp.                                          742                            19,821
     Oracle Corp. (b)                                         274                            3,758
     Red Hat Inc. (b) (l)                                     152                            2,024
     SAP AG                                                   14                             2,555
                                                                                             46,604
Telecommunications - 0.8%
     Sprint Corp. - FON Group                                 105                            2,617
     TELUS Corp.                                              42                             1,273
     TELUS Corp. (b) (l)                                      39                             1,115
                                                                                             5,005
Telecommunications Equipment - 2.2%
     Cisco Systems Inc. (b)                                   254                            4,902
     Corning Inc. (b)                                         462                            5,440
     Juniper Networks Inc. (b)                                118                            3,198
                                                                                             13,540
Tobacco - 0.5%
     Altria Group Inc.                                        49                             2,969

Transportation - 1.1%
     United Parcel Service Inc.                               80                             6,870

Wireless Telecommunications - 2.8%
     America Movil SA de CV                                   44                             2,314
     Crown Castle International Corp. (b)                     158                            2,622
     Nextel Communications Inc. (b)                           138                            4,149
     Qualcomm Inc.                                            53                             2,230
     Vodafone Group Plc                                       1,504                          4,079
     Vodafone Group Plc - ADR                                 55                             1,512
                                                                                             16,906

     Total Common Stocks (cost $508,382)                                                     594,118

Short Term Investments - 7.7%
Money Market Funds - 2.0%
     Dreyfus Cash Management Plus, 1.98% (a)                  1,573                          1,573
     T. Rowe Price Reserves Investment Fund,
     2.30% (a) (n)                                            10,780                         10,780
                                                                                             12,353
Securities Lending Collateral - 5.7%
     Mellon GSL Delaware Business Trust Collateral Fund       34,511                         34,511

     Total Short Term Investments (cost $46,864)                                             46,864

Total Investments - 105.6% (cost $555,246)                                                   640,982
Other Assets and Liabilities, Net - (5.6%)                                                   (34,073)
Total Net Assets - 100%                                                                  $   606,909


JNL/T. ROWE PRICE MID-CAP GROWTH FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   25.9%
     Technology                                               15.2%
     Communications                                           14.1%
     Consumer, Cyclical                                       11.9%
     Industrial                                               11.4%
     Financial                                                8.7%
     Energy                                                   6.5%
     Money Market Investment                                  3.8%
     Basic Materials                                          2.5%
                                                              100.0%

Common Stocks - 96.2%
Advertising - 0.8%
     Catalina Marketing Corp.                                 76                         $   2,252
     Getty Images Inc. (b)                                    21                             1,418
     Harte-Hanks Inc.                                         1                              32
     Lamar Advertising Co. (b)                                2                              77
     Omnicom Group Inc.                                       2                              152
     WPP Group Plc                                            2                              98
                                                                                             4,029
Aerospace & Defense - 2.3%
     Alliant Techsystems Inc. (b)                             87                             5,688
     Empresa Brasiliera de Aeronautica SA - ADR               3                              87
     Rockwell Collins Inc.                                    170                            6,713
                                                                                             12,488
Agriculture - 0.0%
     Delta & Pine Land Co.                                    2                              52

Airlines - 1.2%
     JetBlue Airways Corp. (b) (l)                            118                            2,740
     SkyWest Inc.                                             4                              70
     Southwest Airlines Co.                                   237                            3,860
                                                                                             6,670
Apparel - 0.0%
     Coach Inc. (b)                                           2                              96

Auto Manufacturers - 0.8%
     Oshkosh Truck Corp.                                      64                             4,376

Banks - 0.9%
     Boston Private Financial Holdings Inc.                   2                              68
     City National Corp.                                      1                              64
     East-West Bancorp. Inc.                                  2                              84
     First Horizon National Corp.                             1                              60
     Investors Financial Services Corp. (l)                   48                             2,399
     Mellon Financial Corp.                                   7                              205
     North Fork Bancorp. Inc.                                 3                              74
     Northern Trust Corp.                                     6                              301
     Silicon Valley Bancshares (b)                            27                             1,188
     State Street Corp.                                       6                              300
     Synovus Financial Corp.                                  3                              80
     UCBH Holdings Inc.                                       2                              68
                                                                                             4,891
Beverages - 0.6%
     Cott Corp. (b)                                           130                            3,210

Biotechnology - 2.7%
     Celgene Corp. (b)                                        3                              74
     Charles River Laboratories International Inc. (b)        1                              28
     Chiron Corp. (b)                                         2                              57
     Decode Genetics Inc. (b)                                 5                              37
     Diversa Corp. (b)                                        6                              52
     Genzyme Corp. (b)                                        1                              52
     Human Genome Sciences Inc. (b)                           99                             1,186
     Integra LifeSciences Holdings Corp. (b)                  1                              48
     Invitrogen Corp. (b) (l)                                 38                             2,517
     Martek Biosciences Corp. (b)                             3                              133
     Medimmune Inc. (b)                                       277                            7,504
     Millennium Pharmaceuticals Inc. (b)                      5                              56
     Millipore Corp. (b)                                      1                              60
     Nektar Therapeutics (b)                                  2                              40
     Protein Design Labs Inc. (b)                             70                             1,450
     Qiagen NV (b) (l)                                        7                              79
     Vertex Pharmaceuticals Inc. (b)                          92                             977
                                                                                             14,350
Building Materials - 0.7%
     American Standard Cos. Inc. (b)                          95                             3,925
     Trex Co. Inc. (b)                                        1                              63
                                                                                             3,988
Chemicals - 1.1%
     Ecolab Inc.                                              2                              77
     Engelhard Corp.                                          1                              37
     Potash Corp.                                             66                             5,482
     Praxair Inc.                                             1                              49
     Sigma-Aldrich Corp.                                      1                              42
     Symyx Technologies Inc. (b)                              2                              72
     Valspar Corp.                                            1                              60
                                                                                             5,819
Commercial Services - 5.7%
     Apollo Group Inc. (b)                                    27                             2,156
     Aramark Corp.                                            2                              56
     Career Education Corp. (b)                               2                              84
     ChoicePoint Inc. (b)                                     167                            7,671
     Corporate Executive Board Co.                            2                              100
     DeVry Inc. (b)                                           3                              54
     Education Management Corp. (b)                           97                             3,189
     Equifax Inc.                                             3                              76
     H&R Block Inc.                                           1                              54
     Hewitt Associates Inc. - Class A (b)                     79                             2,529
     Iron Mountain Inc. (b)                                   154                            4,703
     ITT Educational Services Inc. (b)                        2                              95
     LECG Corp. (b)                                           3                              50
     Manpower Inc.                                            109                            5,270
     Moody's Corp.                                            3                              278
     Paychex Inc.                                             5                              177
     Robert Half International Inc.                           92                             2,702
     Universal Technical Institute Inc. (b)                   3                              99
     Viad Corp.                                               49                             1,396
     Watson Wyatt & Co. Holdings                              2                              62
                                                                                             30,801
Computers - 4.3%
     Affiliated Computer Services Inc. - Class A (b)          2                              108
     CACI International Inc. - Class A (b)                    46                             3,134
     Cadence Design Systems Inc. (b) (l)                      278                            3,834
     Cognizant Technology Solutions Corp. (b)                 5                              195
     Diebold Inc.                                             69                             3,845
     DST Systems Inc. (b)                                     118                            6,135
     Factset Research Systems Inc.                            2                              105
     Jack Henry & Associates Inc.                             100                            1,993
     Kronos Inc. (b)                                          1                              66
     Lexmark International Inc. (b)                           13                             1,122
     Mercury Computer Systems Inc. (b)                        2                              47
     National Instruments Corp.                               2                              52
     Network Appliance Inc. (b)                               2                              53
     Research In Motion Ltd. (b)                              1                              49
     SunGard Data Systems Inc. (b)                            77                             2,190
     Synopsys Inc. (b)                                        4                              74
                                                                                             23,002
Cosmetics & Personal Care - 0.0%
     Estee Lauder Cos. Inc.                                   1                              37

Distribution & Wholesale - 0.8%
     CDW Corp.                                                66                             4,372

Diversified Financial Services - 4.2%
     A.G. Edwards Inc.                                        1                              52
     Ameritrade Holding Corp. (b)                             316                            4,492
     Amvescap Plc ADR                                         4                              50
     CapitalSource Inc. (b)                                   133                            3,414
     Charles Schwab Corp.                                     11                             126
     Eaton Vance Corp.                                        84                             4,360
     Federated Investors Inc.                                 61                             1,845
     Franklin Resources Inc.                                  5                              313
     Janus Capital Group Inc.                                 2                              40
     LaBranche & Co. Inc. (b) (l)                             7                              60
     Legg Mason Inc.                                          49                             3,586
     Raymond James Financial Inc.                             2                              71
     Waddell & Reed Financial Inc. - Class A                  171                            4,079
                                                                                             22,488
Electrical Components & Equipment - 0.0%
     Littelfuse Inc. (b)                                      2                              54
     Molex Inc.                                               4                              115
                                                                                             169
Electronics - 4.0%
     Applera Corp. - Applied Biosystems Group                 3                              59
     Cymer Inc. (b)                                           2                              56
     Flextronics International Ltd. (b)                       237                            3,275
     Flir Systems Inc. (b)                                    54                             3,438
     Garmin Ltd.                                              68                             4,137
     Gentex Corp.                                             123                            4,568
     Jabil Circuit Inc. (b)                                   134                            3,435
     Mettler-Toledo International Inc. (b)                    1                              56
     Symbol Technologies Inc.                                 5                              85
     Waters Corp. (b)                                         58                             2,715
                                                                                             21,824
Entertainment - 0.1%
     Alliance Gaming Corp. (b) (l)                            3                              47
     DreamWorks Animation SKG Inc. (b)                        1                              38
     International Game Technology                            6                              199
     Shuffle Master Inc. (b) (l)                              2                              89
                                                                                             373
Environmental Control - 0.0%
     Stericycle Inc. (b)                                      2                              74

Food - 0.8%
     Hershey Foods Corp.                                      2                              83
     McCormick & Co. Inc.                                     2                              62
     Tootsie Roll Industries Inc.                             1                              42
     Whole Foods Market Inc. (l)                              45                             4,291
     WM.Wrigley Jr. Co.                                       1                              75
                                                                                             4,553
Healthcare - 6.8%
     Arthrocare Corp. (b)                                     2                              74
     Bausch & Lomb Inc.                                       17                             1,115
     Beckman Coulter Inc.                                     1                              74
     Becton Dickinson & Co.                                   2                              85
     Biomet Inc.                                              3                              108
     C.R. Bard Inc.                                           2                              134
     Community Health Systems Inc. (b)                        84                             2,342
     Cooper Cos. Inc. (l)                                     1                              71
     Coventry Health Care Inc. (b)                            43                             2,288
     DaVita Inc. (b)                                          43                             1,684
     Dentsply International Inc.                              2                              112
     Edwards Lifesciences Corp. (b)                           78                             3,218
     Gen-Probe Inc. (b)                                       36                             1,628
     Health Management Associates Inc. (l)                    179                            4,067
     Henry Schein Inc. (b)                                    2                              132
     Inamed Corp. (b)                                         17                             1,044
     Kinetic Concepts Inc. (b)                                67                             5,112
     Kyphon Inc. (b)                                          2                              53
     Laboratory Corp. of America Holdings (b)                 110                            5,455
     Lincare Holdings Inc. (b)                                2                              86
     Manor Care Inc.                                          157                            5,573
     Patterson Cos. Inc. (b)                                  2                              95
     Quest Diagnostics Inc.                                   2                              162
     Renal Care Group Inc. (b)                                2                              83
     ResMed Inc. (b)                                          1                              66
     Respironics Inc. (b)                                     1                              60
     Smith & Nephew Plc                                       1                              36
     St. Jude Medical Inc. (b)                                2                              101
     Sybron Dental Specialties Inc. (b)                       2                              74
     Techne Corp. (b)                                         1                              54
     Varian Medical Systems Inc. (b)                          25                             1,072
     Wellchoice Inc. (b)                                      4                              192
     WellPoint Inc. (b)                                       2                              196
     Wright Medical Group Inc. (b)                            2                              51
     Zimmer Holdings Inc. (b)                                 1                              48
                                                                                             36,745
Home Builders - 0.1%
     Centex Corp.                                             2                              137
     KB Home                                                  1                              94
     Lennar Corp.                                             3                              153
     Pulte Homes Inc.                                         1                              70
     Thor Industries Inc.                                     3                              100
     Toll Brothers Inc. (b)                                   2                              137
     Winnebago Industries                                     2                              63
                                                                                             754
Household Products - 0.0%
     Avery Dennison Corp.                                     1                              54
     Clorox Co.                                               1                              53
                                                                                             107
Insurance - 3.7%
     AMBAC Financial Group Inc.                               1                              66
     Arch Capital Group Ltd. (b)                              1                              54
     Arthur J. Gallagher & Co.                                2                              62
     Assurant Inc.                                            148                            4,521
     Axis Capital Holdings Ltd.                               74                             2,027
     Brown & Brown Inc.                                       1                              61
     Markel Corp. (b)                                         -                              73
     Marsh & McLennan Cos. Inc.                               5                              158
     MBIA Inc.                                                1                              70
     MGIC Investment Corp.                                    1                              48
     Principal Financial Group                                84                             3,439
     Protective Life Corp.                                    64                             2,732
     Radian Group Inc.                                        50                             2,667
     RenaissanceRe Holdings Ltd.                              1                              62
     Triad Guaranty Inc. (b)                                  1                              42
     Willis Group Holdings Ltd.                               94                             3,859
                                                                                             19,941
Internet - 4.3%
     Amazon.Com Inc. (b) (l)                                  3                              146
     Check Point Software Technologies Ltd. (b)               3                              71
     CheckFree Corp. (b)                                      88                             3,351
     CNET Networks Inc. (b) (l)                               204                            2,291
     F5 Networks Inc. (b)                                     1                              58
     IAC/InterActiveCorp (b) (l)                              63                             1,740
     Internet Security Systems Inc. (b)                       3                              63
     Matrixone Inc. (b)                                       10                             66
     McAfee Inc. (b)                                          211                            6,113
     Monster Worldwide Inc. (b)                               108                            3,616
     Sina Corp. (b)                                           4                              135
     VeriSign Inc. (b)                                        174                            5,829
     Websense Inc. (b)                                        1                              67
                                                                                             23,546
Iron & Steel - 0.8%
     Nucor Corp.                                              83                             4,344

Leisure Time - 1.2%
     Brunswick Corp.                                          129                            6,390
     Harley-Davidson Inc.                                     1                              43
     Multimedia Games Inc. (b)                                2                              27
     Royal Caribbean Cruises Ltd.                             2                              109
     Sabre Holdings Corp.                                     3                              55
     WMS Industries Inc. (b)                                  2                              60
                                                                                             6,684
Lodging - 1.1%
     Fairmont Hotels & Resorts Inc.                           156                            5,404
     Hilton Hotels Corp.                                      4                              93
     Las Vegas Sands Corp. (b)                                -                              14
     Marriott International Inc. - Class A                    5                              302
     Station Casinos Inc.                                     5                              273
     Wynn Resorts Ltd. (b)                                    2                              135
                                                                                             6,221
Machinery - 0.0%
     IDEX Corp.                                               1                              36
     Zebra Technologies Corp. (b)                             2                              96
                                                                                             132
Manufacturing - 3.3%
     Cuno Inc. (b)                                            1                              53
     Danaher Corp. (l)                                        75                             4,283
     Dover Corp.                                              1                              42
     ITT Industries Inc.                                      53                             4,442
     Pall Corp.                                               2                              61
     Roper Industries Inc.                                    104                            6,338
     Teleflex Inc.                                            48                             2,473
                                                                                             17,692
Media - 3.6%
     Citadel Broadcasting Corp. (b)                           306                            4,949
     COX Radio Inc. (b)                                       113                            1,861
     Cumulus Media Inc. - Class A (b)                         2                              36
     Dow Jones & Co. Inc. (l)                                 1                              60
     E.W. Scripps Co.                                         2                              116
     Entercom Communications Corp. (b)                        79                             2,832
     McGraw-Hill Cos. Inc.                                    1                              46
     Meredith Corp.                                           3                              136
     New York Times Co.                                       2                              94
     Radio One Inc. - Class D (b)                             5                              77
     Regent Communications Inc. (b)                           9                              46
     Rogers Communications Inc. - Class B (b)                 161                            4,210
     Salem Communications Corp. - Class A (b)                 3                              77
     Scholastic Corp. (b)                                     68                             2,513
     Spanish Broadcasting System Inc. (b)                     6                              63
     Univision Communications Inc. (b)                        7                              217
     Washington Post                                          -                              197
     Westwood One Inc. (b)                                    3                              92
     XM Satellite Radio Holdings Inc. - Class A (b)           55                             2,069
                                                                                             19,691
Metal Fabrication & Hardware - 0.0%
     Kaydon Corp.                                             2                              50

Mining - 0.6%
     Newmont Mining Corp. (l)                                 79                             3,508

Office Furnishings - 0.0%
     HNI Corp.                                                1                              43

Oil & Gas Producers - 3.3%
     Diamond Offshore Drilling Inc. (l)                       98                             3,925
     EOG Resources Inc.                                       51                             3,639
     Murphy Oil Corp.                                         68                             5,463
     XTO Energy Inc.                                          131                            4,617
                                                                                             17,644
Oil & Gas Services - 2.8%
     Baker Hughes Inc.                                        3                              141
     BJ Services Co.                                          130                            6,064
     Cooper Cameron Corp. (b)                                 1                              54
     FMC Technologies Inc. (b)                                113                            3,639
     Smith International Inc. (b)                             90                             4,908
     Weatherford International Ltd. (b)                       2                              107
                                                                                             14,913
Packaging & Containers - 0.0%
     Sealed Air Corp. (b)                                     1                              64

Pharmaceuticals - 9.2%
     Abgenix Inc. (b)                                         87                             896
     Alkermes Inc. (b)                                        87                             1,226
     Allergan Inc.                                            1                              81
     AmerisourceBergen Corp.                                  67                             3,932
     Amylin Pharmaceuticals Inc. (b)                          59                             1,385
     Andrx Corp. (b)                                          92                             2,008
     Atherogenics Inc. (b)                                    3                              68
     Barr Laboratories Inc. (b)                               99                             4,508
     Caremark Rx Inc. (b)                                     3                              134
     Cephalon Inc. (b) (l)                                    86                             4,381
     Elan Corp. Plc - ADR (b)                                 125                            3,406
     Express Scripts Inc. - Class A (b)                       2                              138
     Eyetech Pharmaceuticals Inc. (b)                         37                             1,684
     Gilead Sciences Inc. (b)                                 135                            4,734
     ImClone Systems Inc. (b)                                 26                             1,198
     IVAX Corp. (b)                                           220                            3,485
     Medco Health Solutions Inc. (b)                          4                              155
     Medicines Co. (b)                                        2                              59
     Medicis Pharmaceutical Corp. - Class A                   1                              49
     Neurocrine Biosciences Inc. (b)                          47                             2,292
     Omnicare Inc.                                            202                            6,976
     Sepracor Inc. (b)                                        32                             1,879
     Taro Pharmaceuticals Industries Ltd. (b)                 48                             1,633
     Valeant Pharmaceuticals International                    127                            3,346
                                                                                             49,653
Pipelines - 0.5%
     Western Gas Resources Inc.                               94                             2,750

Retail - 6.4%
     99 Cents Only Stores (b) (l)                             3                              40
     Bed Bath & Beyond Inc. (b)                               3                              127
     Best Buy Co. Inc.                                        69                             4,100
     Cheesecake Factory (b)                                   107                            3,476
     CVS Corp.                                                1                              45
     Dollar General Corp.                                     7                              150
     Dollar Tree Stores Inc. (b)                              60                             1,732
     Family Dollar Stores Inc. (l)                            155                            4,847
     Fred's Inc.                                              3                              59
     Men's Wearhouse Inc. (b)                                 2                              54
     MSC Industrial Direct Co. Inc.                           17                             612
     O'Reilly Automotive Inc. (b)                             66                             2,982
     Outback Steakhouse Inc.                                  1                              55
     Petsmart Inc.                                            149                            5,287
     PF Chang's China Bistro Inc. (b)                         40                             2,254
     Ross Stores Inc.                                         124                            3,568
     Ruby Tuesday Inc.                                        2                              45
     Shoppers Drug Mart Corp. (b)                             66                             2,053
     Staples Inc.                                             3                              108
     Tiffany & Co.                                            6                              195
     TJX Cos. Inc.                                            8                              212
     Williams-Sonoma Inc. (b)                                 82                             2,859
                                                                                             34,860
Semiconductors - 5.0%
     Altera Corp. (b)                                         12                             238
     AMIS Holdings Inc. (b)                                   117                            1,931
     Analog Devices Inc.                                      7                              262
     ASML Holding NV - NYS (b)                                4                              64
     Broadcom Corp. (b)                                       4                              113
     Integrated Circuit Systems Inc. (b)                      98                             2,054
     Intersil Corp.                                           194                            3,249
     KLA-Tencor Corp. (b) (l)                                 2                              84
     Lam Research Corp. (b)                                   2                              64
     Linear Technology Corp.                                  6                              244
     Marvell Technology Group Ltd. (b)                        2                              78
     Maxim Integrated Products Inc.                           6                              259
     Microchip Technology Inc.                                143                            3,802
     National Semiconductor Corp.                             9                              153
     Novellus Systems Inc. (b)                                123                            3,442
     PMC - Sierra Inc. (b)                                    154                            1,733
     Power Integrations Inc. (b)                              3                              49
     QLogic Corp. (b)                                         87                             3,203
     Semtech Corp. (b)                                        94                             2,049
     Silicon Laboratories Inc. (b)                            2                              60
     Xilinx Inc.                                              125                            3,690
                                                                                             26,821
Software - 6.0%
     Adobe Systems Inc.                                       43                             2,717
     BMC Software Inc. (b)                                    4                              71
     Certegy Inc.                                             146                            5,187
     Citrix Systems Inc. (b)                                  35                             861
     Cognos Inc. (b)                                          34                             1,476
     Dun & Bradstreet Corp. (b)                               1                              60
     Electronic Arts Inc. (b)                                 2                              117
     Fair Isaac Corp.                                         2                              84
     FILENET Corp. (b)                                        1                              36
     Fiserv Inc. (b)                                          70                             2,805
     Global Payments Inc.                                     59                             3,454
     Hyperion Solutions Corp. (b)                             2                              89
     IMS Health Inc.                                          5                              121
     Intuit Inc. (b)                                          34                             1,514
     Mercury Interactive Corp. (b) (l)                        66                             3,011
     MoneyGram International Inc.                             172                            3,638
     Navteq Corp. (b)                                         94                             4,358
     Red Hat Inc. (b)                                         145                            1,932
     SEI Investments Co.                                      2                              67
     Veritas Software Corp. (b)                               29                             818
                                                                                             32,416
Telecommunications - 0.6%
     TELUS Corp.                                              103                            3,113

Telecommunications Equipment - 2.3%
     Adtran Inc.                                              64                             1,215
     Comverse Technology Inc. (b) (l)                         77                             1,883
     Corning Inc. (b)                                         11                             131
     Harris Corp.                                             107                            6,612
     JDS Uniphase Corp. (b) (l)                               31                             99
     Juniper Networks Inc. (b)                                86                             2,332
     Plantronics Inc.                                         1                              50
                                                                                             12,322
Textiles - 0.0%
     Cintas Corp.                                             3                              136

Toys & Hobbies - 0.0%
     Mattel Inc.                                              3                              56

Transportation - 1.0%
     C.H. Robinson Worldwide Inc.                             55                             3,054
     Expeditors International of Washington Inc. (l)          41                             2,291
     Landstar System Inc. (b)                                 2                              118
     UTI Worldwide Inc.                                       1                              61
                                                                                             5,524
Wireless Telecommunications - 2.6%
     American Tower Corp. (b)                                 4                              72
     Crown Castle International Corp. (b)                     235                            3,917
     Nextel Communications Inc. (b)                           64                             1,920
     Nextel Partners Inc. (b)                                 193                            3,773
     Rogers Wireless Communications Inc. (b)                  2                              91
     Western Wireless Corp. (b)                               140                            4,099
                                                                                             13,872

     Total Common Stocks (cost $387,071)                                                     521,264

Short Term Investments - 10.9%
Money Market Funds - 3.8%
     Dreyfus Cash Management Plus, 1.98% (a)                  861                            861
     T. Rowe Price Reserves Investment Fund,
     2.30% (a) (n)                                            19,470                         19,470
                                                                                             20,331
Securities Lending Collateral - 7.1%
     Mellon GSL Delaware Business Trust Collateral Fund       38,723                         38,723

     Total Short Term Investments (cost $59,054)                                             59,054

Total Investments - 107.1% (cost $446,125)                                                   580,318
Other Assets and Liabilities, Net - (7.1%)                                                   (38,546)
Total Net Assets - 100%                                                                  $   541,772

JNL/T. ROWE PRICE VALUE FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                22.7%
     Communications                                           14.6%
     Consumer, Non-cyclical                                   14.1%
     Industrial                                               13.1%
     Consumer, Cyclical                                       8.7%
     Energy                                                   7.5%
     Basic Materials                                          7.2%
     Money Market Investment                                  5.3%
     Technology                                               3.8%
     Utilities                                                2.8%
     Government                                               0.2%
                                                              100.0%

Common Stocks - 94.2%
Aerospace & Defense - 2.8%
     Lockheed Martin Corp.                                    92                         $   5,122
     Raytheon Co.                                             113                            4,388
     Rockwell Collins Inc.                                    102                            4,007
                                                                                             13,517
Airlines - 0.1%
     Delta Air Lines Inc. (b) (l)                             39                             289

Auto Manufacturers - 0.7%
     General Motors Corp. (l)                                 81                             3,253

Banks - 6.2%
     Bank of America Corp.                                    144                            6,776
     Comerica Inc.                                            60                             3,637
     Mellon Financial Corp.                                   120                            3,724
     Royal Bank of Scotland Group Plc                         147                            4,945
     State Street Corp.                                       116                            5,688
     US Bancorp.                                              165                            5,180
                                                                                             29,950
Beverages - 2.8%
     Coca-Cola Co.                                            157                            6,515
     Coca-Cola Enterprises Inc.                               110                            2,283
     Heineken NV                                              145                            4,828
                                                                                             13,626
Biotechnology - 1.0%
     Chiron Corp. (b)                                         23                             760
     Medimmune Inc. (b)                                       154                            4,180
                                                                                             4,940
Chemicals - 2.2%
     E.I. du Pont de Nemours & Co.                            121                            5,935
     Great Lakes Chemical Corp.                               126                            3,601
     Hercules Inc. (b)                                        91                             1,353
                                                                                             10,889
Computers - 1.4%
     Hewlett-Packard Co.                                      222                            4,651
     Synopsys Inc. (b)                                        112                            2,194
                                                                                             6,845
Diversified Financial Services - 6.9%
     American Express Co.                                     86                             4,870
     Charles Schwab Corp.                                     298                            3,563
     Citigroup Inc.                                           82                             3,939
     Franklin Resources Inc.                                  53                             3,699
     Freddie Mac                                              55                             4,083
     JPMorgan Chase & Co.                                     195                            7,609
     Merrill Lynch & Co. Inc.                                 38                             2,289
     Morgan Stanley                                           67                             3,726
                                                                                             33,778
Electric - 2.8%
     Duke Energy Corp. (l)                                    132                            3,354
     FirstEnergy Corp.                                        92                             3,651
     NiSource Inc. (l)                                        242                            5,522
     Pinnacle West Capital Corp.                              27                             1,216
                                                                                             13,743
Environmental Control - 1.0%
     Waste Management Inc.                                    165                            4,949

Food - 2.0%
     Campbell Soup Co.                                        110                            3,276
     General Mills Inc.                                       102                            5,060
     Safeway Inc. (b)                                         68                             1,343
                                                                                             9,679
Forest Products & Paper - 3.3%
     Bowater Inc. (l)                                         124                            5,430
     International Paper Co.                                  151                            6,326
     MeadWestvaco Corp.                                       127                            4,307
                                                                                             16,063
Healthcare - 2.0%
     Johnson & Johnson                                        77                             4,909
     Medtronic Inc.                                           93                             4,609
                                                                                             9,518
Home Furnishings - 0.9%
     Sony Corp. - ADR                                         108                            4,192

Household Products - 2.4%
     Clorox Co.                                               36                             2,122
     Fortune Brands Inc.                                      51                             3,905
     Newell Rubbermaid Inc.                                   223                            5,382
                                                                                             11,409
Insurance - 9.2%
     Berkshire Hathaway Inc. - Class A (b)                    -                              4,395
     Cigna Corp.                                              40                             3,255
     Genworth Financial Inc. - Class A                        175                            4,725
     Hartford Financial Services Group Inc.                   71                             4,900
     Marsh & McLennan Cos. Inc.                               177                            5,813
     Principal Financial Group                                127                            5,216
     Prudential Financial Inc.                                47                             2,556
     Radian Group Inc.                                        84                             4,456
     Safeco Corp. (l)                                         65                             3,401
     St. Paul Cos. Inc.                                       156                            5,792
                                                                                             44,509
Iron & Steel - 1.1%
     Nucor Corp.                                              106                            5,543

Leisure Time - 0.6%
     Harley-Davidson Inc.                                     48                             2,928

Lodging - 1.1%
     Fairmont Hotels & Resorts Inc.                           147                            5,096

Manufacturing - 6.9%
     Cooper Industries Ltd. - Class A                         44                             3,001
     Eastman Kodak Co.                                        57                             1,832
     Eaton Corp.                                              43                             3,119
     General Electric Capital Corp.                           338                            12,319
     Honeywell International Inc.                             181                            6,392
     Pall Corp.                                               47                             1,365
     Tyco International Ltd.                                  152                            5,422
                                                                                             33,450
Media - 10.0%
     Cablevision Systems Corp. (b)                            170                            4,243
     Comcast Corp. - Class A (b)                              35                             1,155
     Comcast Corp. - Special Class A (b)                      200                            6,578
     Dow Jones & Co. Inc. (l)                                 102                            4,409
     Liberty Media Corp. (b)                                  641                            7,040
     Liberty Media International Inc. - Class A (b)           26                             1,205
     New York Times Co. (l)                                   116                            4,741
     Pearson Plc                                              159                            1,916
     Reuters Group Plc                                        383                            2,779
     Time Warner Inc. (b)                                     309                            6,015
     Viacom Inc. - Class B                                    117                            4,240
     Walt Disney Co.                                          149                            4,139
                                                                                             48,460

Mining - 0.6%
     Alcoa Inc.                                               86                             2,685

Oil & Gas Producers - 5.8%
     Amerada Hess Corp.                                       29                             2,356
     ConocoPhillips                                           40                             3,509
     Exxon Mobil Corp.                                        93                             4,788
     Royal Dutch Petroleum Co. - NYS                          100                            5,732
     Statoil ASA                                              290                            4,550
     Total SA - ADR                                           67                             7,327
                                                                                             28,262
Oil & Gas Services - 1.7%
     Baker Hughes Inc.                                        124                            5,274
     Schlumberger Ltd.                                        45                             2,979
                                                                                             8,253
Pharmaceuticals - 4.4%
     Bristol-Myers Squibb Co.                                 105                            2,682
     Cardinal Health Inc.                                     88                             5,106
     Merck & Co. Inc.                                         172                            5,512
     Schering-Plough Corp.                                    156                            3,251
     Wyeth                                                    111                            4,710
                                                                                             21,261
Retail - 3.8%
     CVS Corp.                                                73                             3,272
     Family Dollar Stores Inc.                                158                            4,941
     May Department Stores Co. (l)                            175                            5,154
     McDonald's Corp.                                         89                             2,837
     RadioShack Corp.                                         66                             2,157
                                                                                             18,361
Semiconductors - 1.2%
     Freescale Semiconductor Inc. (b)                         19                             357
     Intel Corp.                                              76                             1,771
     Texas Instruments Inc.                                   143                            3,528
                                                                                             5,656
Software - 1.2%
     Microsoft Corp.                                          221                            5,890

Telecommunications - 3.2%
     Alltel Corp.                                             53                             3,085
     MCI Inc.                                                 71                             1,434
     Qwest Communications International Inc. (b)              900                            3,994
     Sprint Corp. - FON Group                                 234                            5,805
     TELUS Corp. (b)                                          10                             295
     TELUS Corp.                                              38                             1,154
                                                                                             15,767
Tobacco - 0.6%
     Altria Group Inc.                                        49                             2,969

Toys & Hobbies - 0.5%
     Hasbro Inc.                                              124                            2,407

Transportation - 2.4%
     CSX Corp.                                                138                            5,535
     Union Pacific Corp.                                      94                             6,328
                                                                                             11,863
Wireless Telecommunications - 1.4%
     Motorola Inc.                                            176                            3,032
     Nokia Oyj - ADR                                          248                            3,886
                                                                                             6,918

     Total Common Stocks (cost $378,822)                                                     456,918


Preferred Stocks - 0.8%
Diversified Financial Services - 0.3%
     Lehman Brothers Holdings Inc., 6.25% (b)                 48                             1,296

Insurance - 0.3%
     Genworth Financial Inc., 6.00%                           24                             762
     UnumProvident Corp., 7.25%                               32                             972
                                                                                             1,734
Sovereign - 0.2%
     Fannie Mae, 5.375% (b)                                   -                              846
     Total Preferred Stocks (cost $3,388)                                                    3,876

Corporate Bonds - 0.3%
Airlines - 0.1%
     Delta Air Lines Inc., 2.875%, 02/18/24 (e) (j) (l)       $1,030                         704

Pharmaceuticals - 0.2%
     Schering-Plough Corp., 6.00%, 09/14/07 (j)               17                             926
     Total Corporate Bonds (cost $1,814)                                                     1,630

Short Term Investments - 11.8%
Money Market Funds - 5.3%
     Dreyfus Cash Management Plus, 1.98% (a)                  2,392                          2,392
     T. Rowe Price Reserves Investment Fund,
     2.30% (a) (n)                                            23,465                         23,465
                                                                                             25,857
Securities Lending Collateral - 6.5%
     Mellon GSL Delaware Business Trust Collateral Fund       31,583                         31,583

     Total Short Term Investments (cost $57,440)                                             57,440

Total Investments - 107.1% (cost $441,464)                                                   519,864
Other Assets and Liabilities, Net -  (7.1%)                                                  (34,704)
Total Net Assets - 100%                                                                  $   485,160



JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2004.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of December 31, 2004, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total
     Return  Fund,  JNL/Salomon  Brothers  Strategic  Bond Fund and  JNL/Salomon
     Brothers U.S. Government & Quality Bond Fund are: $29,093; $66,327; $55,299 and $62,380, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e)  Rule 144A,  Section 4(2) or other security which is restricted as to resale to  institutional  investors.  The Fund has deemed these  securities  to be liquid  based  on  procedures  approved  by the  Board of  Trustees.  As of
     December  31,  2004,  the  market  value,  in  thousands,  of 144A or other restricted securities, in JNL/FMR Balanced Fund, JNL/JPMorgan International
     Value Fund,  JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total
     Return  Bond  Fund,  JNL/Putnam   International  Equity  Fund,  JNL/Salomon
     Brothers High Yield Bond Fund,  JNL/Salomon  Brothers  Strategic Bond Fund,
     JNL/Salomon  Brothers  U.S.  Government  & Quality  Bond  Fund,  JNL/Select
     Balanced Fund, JNL/Select Money Market Fund and JNL/T.Rowe Price Value Fund
     are: $209; $1,212; $293; $4,961; $541; $41,379;  $13,373;  $7,040;  $3,207;
     $6,401 and $704, respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of December 31, 2004.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of December 31, 2004.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of December 31, 2004.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n)  Investments  in  affiliates.  See  Note 3 in  the  Notes  to the  Financial
     Statements.

(o)  Sector weightings excluding securities lending collateral.

Abbreviations:
ADR - American Depository Receipt          KRW - Korean Won
AUD - Australian Dollar                    MXN - Mexican Peso
BRL - Brazilian Real                       NOK - Norwegian Krone
BZD - Belize Dollar                        NYS - New York Shares
CAD - Canadian Dollar                      NZD - New Zealand Dollar
CHF - Swiss Franc                          PEN - New Sol
CLP - Chilean Peso                         RUB - Russian Ruble
DKK - Danish Krone                         SEK - Swedish Krona
EUR - European Currency Unit (Euro)        SGD - Singapore Dollar
GBP - British Pound                        SKK - Slovak Koruna
GDR - Global Depository Receipt            TWD - New Taiwan Dollar
HKD - Hong Kong Dollar                     USD - United States Dollar
INR - Indian Rupee                         ZAR - Rand
JPY - Japanese Yen


JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

SCHEDULE OF OPTIONS WRITTEN:
-----------------------------------------------------------------------------------------------------------------------------
                                                       EXPIRATION DATE     EXERCISE PRICE     CONTRACTS MARKET VALUE (000's)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 5.50% fixed             1/7/2005             $ n/a               6         $      (43)
Put Swaption, 3 month LIBOR versus 7.00% fixed              1/7/2005               n/a               6                 -
U.S. 10-Year Treasury Note Future Call Option               2/18/2005           114.00             267                (62)
U.S. 10-Year Treasury Note Future Put Option                2/18/2005           108.00             187                (18)
            (123)                                                                                               -------------
                                                                                                                   $ (123)
                                                                                                                =============

JNL/Putnam Equity Fund
Career Education Corporation Call Option                    1/18/2005          $ 45.08           1,089             $    -
Apple Computer Inc. Put Option                              1/21/2005            55.89           1,184                 (1)
                                                                                                                -------------
                                                                                                                     $ (1)


SUMMARY OF WRITTEN CALL OPTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (IN THOUSANDS EXCEPT CONTRACTS):
-----------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF CONTRACTS                     PREMIUMS
JNL/AIM Small Cap Growth Fund
Options outstanding at December 31, 2003                                          51                                $ 7
       Options written during the period                                         692                                 79
       Options closed during the period                                         (140)                               (22)
       Options exercised during the period                                      (490)                               (46)
       Options expired during the period                                        (113)                               (18)
                                                                         ------------                       ------------
Options outstanding at December 31, 2004                                          -                                $ -
                                                                         ============                       ============

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2003                                         238                              $ 307
       Options written during the period                                       1,882                                971
       Options closed during the period                                         (166)                               (83)
       Options exercised during the period                                      (228)                               (85)
       Options expired during the period                                      (1,260)                              (918)
                                                                         ------------                       ------------
Options outstanding at December 31, 2004                                         466                              $ 192
                                                                         ============                       ============

JNL/Putnam Equity Fund
Options outstanding at December 31, 2003                                           -                                $ -
       Options written during the period                                     119,530                                 71
       Options closed during the period                                      (39,552)                               (25)
       Options exercised during the period                                    (3,716)                                (4)
       Options expired during the period                                     (73,989)                               (39)
                                                                         ------------                       ------------
Options outstanding at December 31, 2004                                       2,273                                $ 3
                                                                         ============                       ============

JNL/Putnam Value Equity Fund
Options outstanding at December 31, 2003                                           -                                $ -
       Options written during the period                                      61,286                                 14
       Options closed during the period                                            -                                  -
       Options exercised during the period                                         -                                  -
       Options expired during the period                                     (61,286)                               (14)
                                                                         ------------                       ------------
Options outstanding at December 31, 2004                                           -                                $ -
                                                                         ============                       ============


Summary of Swap Agreements :
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                                                                     NOTIONAL AMOUNT                  APPRECIATION/(DEPRECIATION)
JNL/PIMCO TOTAL RETURN BOND FUND
Barclay's Capital
          Receive fixed rate equal to 4.00% and pay floating rate
            based on 3 month LIBOR, 06/15/10                           $  17,300                    $           7
          Receive fixed rate equal to 5.00% and pay floating rate
            based on 6 month LIBOR, 06/16/11                               3,500                               75
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 5.00%, 06/18/34                                    600                              (32)
Goldman Sachs Capital Markets, L.P.
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 2.00%, 06/15/12                                129,100                              (34)
          Receive floating rate based on 3 month LIBOR and pay fixed
            rate equal to 5.00%, 06/15/15                                  2,800                               25
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 5.00%, 03/15/17                                    400                               (8)
          Receive fixed rate equal to 6.00% and pay floating rate
            based on 6 month EURIBOR, 03/15/17                               700                               43
Greenwich Capital Derivatives, Inc.
          Receive fixed rate equal to 4.00% and pay floating rate
            based on 3 month LIBOR, 06/15/10                              14,200                               78
JPMorgan Chase Bank
          Receive fixed rate equal to 6.00% and pay floating rate
            based on 6 month EURIBOR, 03/15/32                               600                               48
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 5.00%, 03/15/32                                    300                              (10)
          Receive fixed rate equal to 6.00% and pay floating rate
            based on 6 month EURIBOR, 06/18/34                             2,600                              209
Lehman Brothers Special Financing Inc.
          Receive floating rate based on 3 month LIBOR and pay fixed
            rate equal to 5.00%, 06/15/15                                  7,000                               52
Merrill Lynch Capital Services, Inc.
          Receive fixed rate equal to 6.00% and pay floating rate
            based on 6 month EURIBOR, 06/18/34                               400                               19
Morgan Stanley Capital Services Inc.
          Receive fixed rate equal to 4.00% and pay floating rate
            based on 3 month LIBOR, 06/15/07                              14,500                              (25)
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 2.00%, 06/15/12                                130,000                              (46)
          Receive floating rate based on 3 month LIBOR and pay fixed
            rate equal to 5.00%, 06/15/15                                 18,200                               66
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 5.00%, 06/18/34                                    600                               (4)
UBS Warburg AG
          Receive fixed rate equal to 5.00% and pay floating rate
            based on 6 month LIBOR, 06/16/11                               1,900                               43
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 2.00%, 06/15/12                                380,000                             (160)
          Receive fixed rate equal to 6.00% and pay floating rate
            based on 6 month EURIBOR, 03/15/32                               300                               22
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 5.00%, 03/15/32                                    200                               (9)
          Receive floating rate based on 6 month LIBOR and pay fixed
            rate equal to 5.00%, 06/18/34                                    600                              (27)
Wachovia Charlotte Capital Markets
          Receive floating rate based on 1 month Lehman Brothers
            ERISA-eligible CMBS Index and pay a floating rate
            based on 1 month LIBOR MINUS 0.40%, 04/01/05                     700                                3
                                                                                                      -------------
                                                                                                             $ 335
                                                                                                      =============
SUMMARY OF SECURITIES SOLD SHORT :
------------------------------------------------------------------------------------------------------------------------------
                                                                       PAR AMOUNT                          MARKET VALUE
JNL/PIMCO Total Return Bond Fund
          U.S. Treasury Note, 3.875%, 02/15/13                 $             (800)                  $        (789)
          U.S. Treasury Note, 4.75%, 05/15/14                              (1,900)                         (1,980)
                                                                                                      ------------
            Total (proceeds $2,742)                                                                      $ (2,769)
                                                                                                      ============

Notes to the Schedule of Investments
December 31, 2004

Summary of Investments by Country:
----------------------------------------------------------------------------------------------------------------
                                                JNL/Mellon
           JNL/Alliance  JNL/FMR                  Capital      JNL/         JNL/                   JNL/Salomon
              Capital    Capital   JNL/JPMorgan  Management  Oppenheimer    PIMCO      JNL/Putnam     Brothers
               Growth    Growth   International International Global      Total Return International  Strategic
                Fund      Fund    Value Fund     Index Fund  Growth Fund   Bond Fund    Equity Fund   Bond Fund
----------------------------------------------------------------------------------------------------------------

Argentina           - %      - %        - %           - %          - %          - %          - %         0.3 %
Australia           -        -           -          4.9          0.4            -          0.8           0.3
Austria             -        -           -          0.3            -            -          0.6             -
Bahamas             -        -           -            -            -            -            -           0.1
Barbados          1.7        -           -            -            -            -            -             -
Belgium             -        -           -          1.3            -            -          0.6             -
Bermuda             -      0.2           -            -            -            -          0.6             -
Brazil              -      2.6         0.9             -         2.1          0.7          1.2           3.7
Bulgaria            -        -           -            -            -            -            -           0.1
Canada            0.7      5.2           -            -          2.1            -          1.1           1.0
Cayman Islands      -        -           -            -            -            -            -           0.1
China               -        -           -            -            -            -          0.6             -
Colombia            -        -           -            -            -            -            -           0.7
Denmark             -        -           -          0.8            -            -          0.9             -
Ecuador             -        -           -            -            -            -            -           0.5
Finland             -        -         1.4          1.4          0.1            -          0.1           0.6
France              -        -         8.4          8.9          7.1            -         12.1             -
Germany           1.4        -        12.1          6.7          2.9          7.8          4.3           2.7
Greece              -        -           -          0.5            -            -          0.7             -
Hong Kong           -      1.8         2.2          1.6          1.6            -          0.4             -
Hungary             -        -           -            -            -            -          0.1             -
India               -        -         1.5            -          3.2            -            -             -
Indonesia           -      0.9         0.6            -            -            -            -             -
Ireland             -      1.0           -          0.9          0.5            -          2.1             -
Israel            1.8        -           -            -            -            -            -             -
Italy               -        -         3.6          4.2          0.4            -          4.2           0.3
Japan               -        -        19.5         21.2          8.0            -         20.3             -
Luxembourg          -      0.5           -          0.1            -            -            -             -
Malaysia            -        -           -            -            -            -            -           0.3
Mexico              -        -           -            -          1.6          0.8          0.7           1.3
Morocco             -        -           -            -            -            -            -           0.2
Netherlands         -        -         4.6          4.7          2.1            -          2.4           1.9
New Zealand         -        -           -          0.2            -            -          0.1             -
Norway              -        -           -          0.6          0.5            -          0.4             -
Panama              -        -           -            -            -          0.2            -           0.3
Peru                -        -           -            -            -          0.3            -           0.7
Philippines         -        -           -            -            -            -            -           0.6
Poland              -        -           -            -            -            -          0.1             -
Portugal            -        -           -          0.3          0.3            -            -             -
Russia              -        -         0.6            -            -          0.5            -           2.9
Singapore           -        -         1.0          0.8          0.5            -          2.3             -
South Africa        -      0.6           -            -            -            -            -           0.2
South Korea         -        -         1.8            -          1.8            -          2.9             -
Spain               -        -         4.5          4.0          0.4            -          2.6             -
Sweden              -        -         2.7          2.4          4.6            -          3.5           1.1
Switzerland       1.9      0.5         4.6          6.6          1.7            -         12.5             -
Taiwan            1.7        -         1.3            -          0.8            -          1.2             -
Tunisia             -        -           -            -            -          0.1            -             -
Turkey              -        -           -            -            -            -            -           0.7
United Kingdom      -        -        23.6         24.2         14.5            -         16.8           0.6
United States    90.8     86.7         5.1          3.4         42.8         89.6          3.8          78.8
Venezuela           -        -           -            -            -            -            -           0.3
              --------------------------------------------------------------------------------------------------

Total
Investments    100.0%    100.0%      100.0%       100.0%       100.0%       100.0%       100.0%        100.0%
              ==================================================================================================





--------------------------------------------------------------

            JNL/Select  JNL/Select  JNL/T.Rowe    JNL/T.Rowe
              Global     Large Cap   Price          Price
              Growth     Growth    Established      Value
              Fund        Fund      Growth Fund      Fund
--------------------------------------------------------------

Argentina         - %         - %        - %          - %
Australia         -           -        0.8            -
Austria           -           -          -            -
Bahamas           -           -          -            -
Barbados          -           -          -            -
Belgium           -           -          -            -
Bermuda           -         1.2        1.3            -
Brazil            -           -          -            -
Bulgaria          -           -          -            -
Canada          2.7         5.8        0.4          1.3
Cayman Islands    -           -          -            -
China             -           -          -            -
Colombia          -           -          -            -
Denmark           -           -          -            -
Ecuador           -           -          -            -
Finland         0.8           -          -          0.8
France          5.7           -        0.4          1.5
Germany         5.5           -        0.4            -
Greece            -           -          -            -
Hong Kong       2.4           -          -            -
Hungary           -           -          -            -
India           1.1           -          -            -
Indonesia       0.5           -          -            -
Ireland         5.2         0.9        0.9            -
Israel            -           -        0.4            -
Italy           1.4           -          -            -
Japan           4.9           -          -          0.9
Luxembourg      0.6           -          -            -
Malaysia          -           -          -            -
Mexico          1.1         1.1        0.7            -
Morocco           -           -          -            -
Netherlands     2.6           -        0.3          2.2
New Zealand       -           -          -            -
Norway            -           -          -          0.9
Panama            -           -          -            -
Peru              -           -          -            -
Philippines       -           -          -            -
Poland            -           -          -            -
Portugal          -           -          -            -
Russia          0.4           -          -            -
Singapore         -           -          -            -
South Africa      -           -          -            -
South Korea     0.5           -        0.7            -
Spain           1.1           -        0.4            -
Sweden          2.2           -          -            -
Switzerland       -           -        2.0            -
Taiwan            -           -          -            -
Tunisia           -           -          -            -
Turkey            -           -          -            -
United Kingdom 14.3         3.1        2.9          2.0
United States  47.0        87.9       88.4         90.4
Venezuela         -           -          -            -
           --------------------------------------------------

Total
Investments   100.0%      100.0%     100.0%       100.0%
           ==================================================



JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2004

SUMMARY OF OPEN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------------------

      CURRENCY             SETTLEMENT           NOTIONAL             CURRENCY           UNREALIZED
   PURCHASED/SOLD             DATE               AMOUNT               VALUE            GAIN/(LOSS)

JNL/FMR Balanced Fund
       USD/CAD              1/4/2005            (13) CAD             $ (11)                $ -
       USD/CAD              1/5/2005             (6) CAD                (5)                  -
       USD/HKD              1/4/2005            (34) HKD                (4)                  -
                                                          -----------------   -----------------
                                                                     $ (20)                $ -
                                                          =================   =================


JNL/FMR Capital Growth Fund
       USD/NOK              1/5/2005           (260) NOK             $ (43)               $ (1)
                                                          =================   =================

JNL/JPMorgan International Value Fund
       AUD/USD             2/22/2005            650 AUD              $ 507                $ (4)
       AUD/USD             2/22/2005          3,377 AUD              2,636                  46
       CHF/USD             2/22/2005            600 CHF                529                  (1)
       CHF/USD             2/22/2005          1,610 CHF              1,420                  33
       EUR/USD             2/22/2005          3,819 EUR              5,192                 173
       GBP/USD             2/22/2005            219 GBP                418                  (2)
       GBP/USD             2/22/2005          1,028 GBP              1,967                  75
       JPY/USD             2/22/2005        295,032 JPY              2,890                  78
       SGD/USD             2/22/2005          1,431 SGD                878                  11
       USD/CHF             2/22/2005          (985) CHF               (869)                 (8)
       USD/EUR             2/22/2005        (4,556) EUR             (6,194)               (225)
       USD/GBP             2/22/2005          (662) GBP             (1,267)                 15
       USD/GBP             2/22/2005          (838) GBP             (1,603)                (61)
       USD/HKD             2/22/2005        (3,907) HKD               (504)                  1
       USD/JPY             2/22/2005      (137,964) JPY             (1,351)                (18)
       USD/SEK             2/22/2005          (521) SEK                (78)                 (3)
       USD/SGD             2/22/2005        (1,377) SGD               (845)                 (8)
                                                          -----------------   -----------------
                                                                   $ 3,726               $ 102
                                                          =================   =================


JNL/Mellon Capital Management International Index Fund
       EUR/USD             3/17/2005          4,217 EUR            $ 5,735               $ 121
       EUR/USD             3/17/2005            444 EUR                604                  (1)
       GBP/USD             3/17/2005            615 GBP              1,175                  (9)
       GBP/USD             3/17/2005          2,159 GBP              4,126                  13
       JPY/USD             3/17/2005        408,368 JPY              4,006                  78
       USD/EUR             3/17/2005        (2,010) EUR             (2,734)                (57)
       USD/GBP             3/17/2005        (1,315) GBP             (2,513)                  1
       USD/JPY             3/17/2005      (184,000) JPY             (1,805)                (37)
                                                          -----------------   -----------------
                                                                   $ 8,594               $ 109
                                                          =================   =================


JNL/PIMCO Total Return Bond Fund
       BRL/USD             1/24/2005            107 BRL               $ 40                 $ 4
       BRL/USD             2/22/2005            224 BRL                 83                   5
       BRL/USD             3/14/2005            300 BRL                110                   6
       CLP/USD              2/3/2005         11,372 CLP                 21                   2
       CLP/USD             2/17/2005         49,418 CLP                 89                   5
       CLP/USD             3/14/2005         60,602 CLP                109                   7
       EUR/USD             1/10/2005            409 EUR                556                  14
       HKD/USD             1/26/2005            576 HKD                 74                   -
       INR/USD             3/21/2005          6,422 INR                147                   1
       JPY/USD             1/27/2005        741,841 JPY              7,253                 313
       KRW/USD             1/28/2005         85,914 KRW                 83                   8
       KRW/USD             2/24/2005         87,920 KRW                 85                   3
       KRW/USD             3/21/2005        118,000 KRW                114                   3
       MXN/USD             2/28/2005            399 MXN                 36                   1
       MXN/USD            3/22/2005           1,122 MXN                100                   1
       PEN/USD            2/22/2005             260 PEN                 79                   1
       PEN/USD            3/17/2005             348 PEN                106                   1
       RUB/USD            1/26/2005           2,130 RUB                 77                   3
       RUB/USD            2/22/2005           2,153 RUB                 78                   2
       RUB/USD            3/22/2005           3,048 RUB                110                   1
       SGD/USD            1/26/2005             125 SGD                 75                   2
       SGD/USD            2/24/2005             128 SGD                 79                   1
       SGD/USD            3/21/2005             171 SGD                105                   1
       SKK/USD            2/28/2005           2,457 SKK                 86                   4
       SKK/USD            3/22/2005           3,343 SKK                117                   1
       TWD/USD            2/24/2005           2,500 TWD                 80                   2
       TWD/USD            3/21/2005           3,321 TWD                106                   3
       USD/EUR            1/10/2005        (28,291) EUR            (38,455)               (557)
       USD/JPY             1/6/2005       (181,858) JPY             (1,775)                 (3)
                                                                --------------   -----------------
                                                                 $ (30,232)             $ (165)
                                                                ==============   =================


JNL/Putnam International Equity Fund
       AUD/USD            4/20/2005           7,419 AUD          $ 5,768                $ 60
       CHF/USD            3/16/2005           1,582 CHF            1,397                  26
       CHF/USD            3/16/2005           1,073 CHF              948                  (3)
       EUR/USD             1/3/2005              23 EUR               31                   -
       EUR/USD             1/4/2005              13 EUR               18                   -
       EUR/USD             1/5/2005              21 EUR               29                   -
       EUR/USD            3/16/2005             695 EUR              946                  (5)
       EUR/USD            3/16/2005           5,741 EUR            7,808                 160
       GBP/USD            3/16/2005           5,754 GBP           10,996                 100
       GBP/USD            3/16/2005           1,128 GBP            2,156                 (18)
       HKD/USD             1/4/2005             120 HKD               15                   -
       JPY/USD             1/4/2005           2,110 JPY               21                   -
       JPY/USD             1/5/2005             722 JPY                7                   -
       JPY/USD             1/6/2005             485 JPY                5                   -
       JPY/USD            5/18/2005         142,565 JPY            1,405                  21
       NOK/USD            3/16/2005           2,804 NOK              464                   8
       SEK/USD            3/16/2005           1,534 SEK              231                   3
       SEK/USD            3/16/2005           9,305 SEK            1,402                  (1)
       USD/AUD            4/20/2005         (1,821) AUD           (1,416)                (30)
       USD/CAD            4/20/2005           (558) CAD             (466)                 (2)
       USD/CAD            4/20/2005         (1,056) CAD             (881)                  6
       USD/CHF            3/16/2005         (5,502) CHF           (4,857)                 (8)
       USD/CHF            3/16/2005         (4,963) CHF           (4,381)                 10
       USD/EUR            3/16/2005         (2,930) EUR           (3,985)                (66)
       USD/EUR            3/16/2005         (1,041) EUR           (1,416)                  4
       USD/GBP            3/16/2005           (946) GBP           (1,808)                 12
       USD/JPY            5/18/2005       (210,998) JPY           (2,080)                (21)
       USD/JPY            5/18/2005       (324,869) JPY           (3,203)                  3
       USD/KRW             1/3/2005        (88,898) KRW              (86)                  -
       USD/SEK            3/16/2005        (18,372) SEK           (2,769)                (38)
       USD/SGD             1/3/2005            (50) SGD              (30)                  -
       USD/SGD             1/4/2005             (9) SGD               (6)                  -
       USD/SGD             1/5/2005             (5) SGD               (3)                  -
                                                           --------------   -----------------
                                                                 $ 6,260               $ 221
                                                           ==============   =================


JNL/Salomon Brothers Strategic Bond Fund
       EUR/USD            2/24/2005          16,712 EUR           $ 22,724             $ 931
       SEK/USD            2/24/2005             754 SEK                114                 4
       USD/EUR            2/24/2005        (28,218) EUR            (38,369)           (1,253)
       USD/SEK            2/24/2005         (3,400) SEK             (3,448)              (48)
                                                           ----------------   ---------------
                                                                 $ (18,979)           $ (366)
                                                           ================   ===============




JNL/Select Global Growth Fund
       EUR/USD             1/3/2005             162 EUR              $ 220               $ -
       EUR/USD             1/4/2005              41 EUR                 56                 -
                                                           ----------------   ---------------
                                                                     $ 276               $ -
                                                           ================   ===============



JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                                        Contracts       Unrealized
                                                        Long/          Appreciation/
                                                        (Short)       (Depreciation)

JNL/JPMorgan International Value Fund
Dow Jones Euro Stoxx 50 Future
   Expiration March 2005                                   44                     $ -
FTSE 100 Index Future
   Expiration March 2005                                   11                       6
Topix Japanese Yen Future
   Expiration March 2005                                    4                      15
                                                                  --------------------
                                                                  --------------------
                                                                                 $ 21
                                                                  ====================
                                                                  ====================

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 Index Future
   Expiration March 2005                                   17                   $ 110
                                                                  ====================
                                                                  ====================

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
   Expiration March 2005                                  110                     $ 8
FTSE 100 Index Future
   Expiration March 2005                                   35                      37
Topix Japanese Yen Future
   Expiration March 2005                                   25                      89
                                                                  --------------------
                                                                  --------------------
                                                                                $ 134
                                                                  ====================
                                                                  ====================

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
   Expiration March 2005                                  110                   $ 114
                                                                  ====================
                                                                  ====================

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
   Expiration March 2005                                  172                    $ 89
                                                                  ====================
                                                                  ====================

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
   Expiration March 2005                                   24                     $ 4
                                                                  ====================
                                                                  ====================

----------------------------------------------------------------------------------------------
                                                                                     Unrealized
                                                             Notional              Appreciation/
                                                              Amount               (Depreciation)

JNL/PIMCO Total Return Fund
British Pound Sterling Future Option
   Expiration June 2005                                        12,000 GBP                $ 10
Euro Bund Future
   Expiration March 2005                                        7,000 EUR                 (35)
Eurodollar Future
   Expiration June 2005                                         5,000 USD                  (6)
Eurodollar Future
   Expiration September 2005                                  453,000 USD                (319)
Eurodollar Future
   Expiration December 2005                                   261,000 USD                 (46)
Eurodollar Future Option
   Expiration June 2005                                        52,000 EUR                  (8)
Japanese Government Bond, 10-Year, 6.00%,
   Expiration March 2005                                      500,000 JPY                  12
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration March 2005                                       25,300 USD                (301)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration March 2005                                       40,700 USD                 (95)
                                                                             -----------------
                                                                             -----------------
                                                                                       $ (788)
                                                                             =================
                                                                             =================

JNL/Salomon Brothers Strategic Bond Fund
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration March 2005                                      $ 7,500                    $ 77
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration March 2005                                      (10,000)                      8
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration March 2005                                       (2,000)                      7
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration March 2005                                      (21,600)                    110
                                                                             -----------------
                                                                             -----------------
                                                                                        $ 202
                                                                             =================
                                                                             =================

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration March 2005                                     $ 20,100                   $ 219
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration March 2005                                      (14,600)                     11
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration March 2005                                       (4,200)                     15
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration March 2005                                         (800)                      4
                                                                             -----------------
                                                                             -----------------
                                                                                        $ 249
                                                                             =================
                                                                             =================



JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004



                                                     JNL/AIM            JNL/AIM          JNL/Alger          JNL/Alliance
                                                    Large Cap          Small Cap           Growth          Capital Growth
ASSETS                                             Growth Fund        Growth Fund           Fund                Fund
                                                ------------------  ----------------- -----------------  -------------------

Investments - unaffiliated, at value (a) (b)            $ 196,749           $ 49,786         $ 325,894             $ 46,345
Investments - affiliated, at value and cost                     -                  -                 -                    -
Cash                                                            -                  -                 -                  113
Foreign currency (c)                                            -                  -                 -                    -
Receivables:
   Dividends and interest                                     230                  9               251                   20
   Forward currency contracts                                   -                  -                 -                    -
   Foreign taxes recoverable                                    -                  -                 -                    -
   Fund shares sold                                           171                  9               183                   32
   Investment securities sold                                   -                564                 -                  179
   Variation margin                                             -                  -                 -                    -
                                                ------------------  ----------------- -----------------  -------------------
TOTAL ASSETS                                              197,150             50,368           326,328               46,689
                                                ------------------  ----------------- -----------------  -------------------

LIABILITIES
Cash overdraft                                                  -                  -                 -                    -
Payables:
   Administrative fees                                         16                  3                25                    4
   Advisory fees                                              119                 32               171                   22
   Investment securities purchased                              -                155                 -                  255
   Dividends payable                                            -                  -                 -                    -
   Forward currency contracts                                   -                  -                 -                    -
   Fund shares redeemed                                       145                 52               241                   14
   Swap agreements, net                                         -                  -                 -                    -
   Trustees fees                                                1                  -                 2                    1
   Other expenses                                               2                  1                 4                    -
   12b-1 service fee (Class A)                                 32                  7                49                    8
   Variation margin                                             -                  -                 -                    -
Investment securities sold short, at value (d)                  -                  -                 -                    -
Options written, at value (e)                                   -                  -                 -                    -
Return of collateral for securities loaned                  5,808              5,753            33,191                1,415
                                                ------------------  ----------------- -----------------  -------------------
TOTAL LIABILITIES                                           6,123              6,003            33,683                1,719
                                                ------------------  ----------------- -----------------  -------------------
NET ASSETS                                              $ 191,027           $ 44,365         $ 292,645             $ 44,970
                                                ==================  ================= =================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 173,358           $ 37,439         $ 376,907            $ 103,679
Undistributed (accumulated) net
   investment income (loss)                                   116                  -               252                   14
Accumulated net realized gain (loss)                       (4,849)              (955)         (113,809)             (63,649)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                22,402              7,881            29,295                4,926
                                                ------------------  ----------------- -----------------  -------------------
                                                        $ 191,027           $ 44,365         $ 292,645             $ 44,970
                                                ==================  ================= =================  ===================

CLASS A
Net assets                                              $ 191,003           $ 44,358         $ 292,638             $ 44,967
Shares outstanding (no par value),
   unlimited shares authorized                             16,362              3,558            18,875                4,274
Net asset value per share                                 $ 11.67            $ 12.47           $ 15.50              $ 10.52
                                                ==================  ================= =================  ===================

CLASS B
Net assets                                                   $ 24                $ 7               $ 7                  $ 3
Shares outstanding (no par value),
   unlimited shares authorized                                  1                  1                 -                    -
Net asset value per share                                 $ 11.69            $ 12.48           $ 15.50              $ 10.54
                                                ==================  ================= =================  ===================
-----------------------------------------------

(a)   Including securities on loan of:                    $ 5,640            $ 5,568          $ 32,046              $ 1,365
(b)   Investments - unaffiliated, at cost                 174,347             41,905           296,599               41,419
(c)   Foreign currency cost                                     -                  -                 -                    -
(d)   Proceeds from securities sold short                       -                  -                 -                    -
(e)   Premiums from options written                             -                  -                 -                    -





                                                    JNL/Eagle           JNL/Eagle
                                                   Core Equity          SmallCap
ASSETS                                                Fund             Equity Fund
                                                ------------------  ------------------

Investments - unaffiliated, at value (a) (b)            $ 363,212           $ 190,564
Investments - affiliated, at value and cost                     -                   -
Cash                                                            -                   6
Foreign currency (c)                                            -                   -
Receivables:
   Dividends and interest                                     410                  30
   Forward currency contracts                                   -                   -
   Foreign taxes recoverable                                    1                   -
   Fund shares sold                                           303                 105
   Investment securities sold                               2,132                   -
   Variation margin                                             -                   -
                                                ------------------  ------------------
TOTAL ASSETS                                              366,058             190,705
                                                ------------------  ------------------
                                                                     .
LIABILITIES
Cash overdraft                                                  -                   -
Payables:
   Administrative fees                                         30                  14
   Advisory fees                                              191                 104
   Investment securities purchased                          1,700                   -
   Dividends payable                                            -                   -
   Forward currency contracts                                   -                   -
   Fund shares redeemed                                       178                  71
   Swap agreements, net                                         -                   -
   Trustees fees                                                2                   1
   Other expenses                                               4                   2
   12b-1 service fee (Class A)                                 60                  28
   Variation margin                                             -                   -
Investment securities sold short, at value (d)                  -                   -
Options written, at value (e)                                   -                   -
Return of collateral for securities loaned                  5,895              20,732
                                                ------------------  ------------------
TOTAL LIABILITIES                                           8,060              20,952
                                                ------------------  ------------------
NET ASSETS                                              $ 357,998           $ 169,753
                                                ==================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 355,618           $ 139,600
Undistributed (accumulated) net
   investment income (loss)                                    60                   -
Accumulated net realized gain (loss)                      (32,298)            (12,879)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                34,618              43,032
                                                ------------------  ------------------
                                                        $ 357,998           $ 169,753
                                                ==================  ==================

CLASS A
Net assets                                              $ 357,978           $ 169,746
Shares outstanding (no par value),
   unlimited shares authorized                             23,923               8,499
Net asset value per share                                 $ 14.96             $ 19.97
                                                ==================  ==================

CLASS B
Net assets                                                   $ 20                 $ 7
Shares outstanding (no par value),
   unlimited shares authorized                                  1                   -
Net asset value per share                                 $ 15.02             $ 20.02
                                                ==================  ==================
-----------------------------------------------

(a)   Including securities on loan of:                    $ 5,674            $ 19,916
(b)   Investments - unaffiliated, at cost                 328,594             147,532
(c)   Foreign currency cost                                     -                   -
(d)   Proceeds from securities sold short                       -                   -
(e)   Premiums from options written                             -                   -


                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004




                                                     JNL/FMR            JNL/FMR           JNL/JPMorgan          JNL/Lazard
                                                    Balanced            Capital           International          Mid Cap
ASSETS                                                Fund            Growth Fund          Value Fund           Value Fund
                                                ------------------  -----------------  --------------------  -----------------

Investments - unaffiliated, at value (a) (b)            $ 139,026          $ 235,992              $ 84,570          $ 237,317
Investments - affiliated, at value and cost                     -                  -                     -                  -
Cash                                                            -                  -                     -                  -
Foreign currency (c)                                            1                  2                   668                  -
Receivables:
   Dividends and interest                                     363                180                    93                164
   Forward currency contracts                                   -                  -                   432                  -
   Foreign taxes recoverable                                    4                  -                     7                  -
   Fund shares sold                                            79                 92                   112                474
   Investment securities sold                                 260              1,624                     -                669
   Variation margin                                             -                  -                     -                  -
                                                ------------------  -----------------  --------------------  -----------------
TOTAL ASSETS                                              139,733            237,890                85,882            238,624
                                                ------------------  -----------------  --------------------  -----------------

LIABILITIES
Cash overdraft                                                  -                  -                     -                  -
Payables:
   Administrative fees                                          9                 17                    10                 18
   Advisory fees                                               61                122                    50                136
   Investment securities purchased                             86              1,882                     -              2,610
   Dividends payable                                            -                  -                     -                  -
   Forward currency contracts                                   -                  1                   330                  -
   Fund shares redeemed                                       278                109                    18                118
   Swap agreements, net                                         -                  -                     -                  -
   Trustees fees                                                1                  1                     -                  1
   Other expenses                                               1                  2                     1                  2
   12b-1 service fee (Class A)                                 17                 35                    13                 36
   Variation margin                                             -                  -                     7                  -
Investment securities sold short, at value (d)                  -                  -                     -                  -
Options written, at value (e)                                   -                  -                     -                  -
Return of collateral for securities loaned                 34,714             25,316                 3,367             13,132
                                                ------------------  -----------------  --------------------  -----------------
TOTAL LIABILITIES                                          35,167             27,485                 3,796             16,053
                                                ------------------  -----------------  --------------------  -----------------
NET ASSETS                                              $ 104,566          $ 210,405              $ 82,086          $ 222,571
                                                ==================  =================  ====================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 99,148          $ 526,654              $ 70,047          $ 189,279
Undistributed (accumulated) net
   investment income (loss)                                    11                597                   139                 44
Accumulated net realized gain (loss)                       (3,031)          (338,438)                1,326              5,003
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                 8,438             21,592                10,574             28,245
                                                ------------------  -----------------  --------------------  -----------------
                                                        $ 104,566          $ 210,405              $ 82,086          $ 222,571
                                                ==================  =================  ====================  =================

CLASS A
Net assets                                              $ 104,564          $ 210,402              $ 82,081          $ 222,542
Shares outstanding (no par value),
   unlimited shares authorized                             10,435             13,423                 8,835             15,176
Net asset value per share                                 $ 10.02            $ 15.67                $ 9.29            $ 14.66
                                                ==================  =================  ====================  =================

CLASS B
Net assets                                                    $ 2                $ 3                   $ 5               $ 29
Shares outstanding (no par value),
   unlimited shares authorized                                  -                  -                     1                  2
Net asset value per share                                 $ 10.10            $ 15.70                $ 9.37            $ 14.70
                                                ==================  =================  ====================  =================
-----------------------------------------------
                                                         $ 33,974           $ 24,503               $ 3,189           $ 12,737
(a)   Including securities on loan of:                    130,589            214,400                74,133            209,072
(b)   Investments - unaffiliated, at cost                       1                  2                   655                  -
(c)   Foreign currency cost                                     -                  -                     -                  -
(d)   Proceeds from securities sold short                       -                  -                     -                  -
(e)   Premiums from options written


                                                                        JNL/Mellon
                                                                         Capital
                                                    JNL/Lazard          Management
                                                    Small Cap           Bond Index
ASSETS                                              Value Fund             Fund
                                                ------------------- -------------------

Investments - unaffiliated, at value (a) (b)             $ 232,366           $ 140,966
Investments - affiliated, at value and cost                      -              38,233
Cash                                                             -                   -
Foreign currency (c)                                             -                   -
Receivables:
   Dividends and interest                                      124               1,030
   Forward currency contracts                                    -                   -
   Foreign taxes recoverable                                     -                   -
   Fund shares sold                                            234                 428
   Investment securities sold                                1,150               1,452
   Variation margin                                              -                   -
                                                ------------------- -------------------
TOTAL ASSETS                                               233,874             182,109
                                                ------------------- -------------------

LIABILITIES
Cash overdraft                                                   -                   -
Payables:
   Administrative fees                                          18                  10
   Advisory fees                                               145                  29
   Investment securities purchased                             277              29,695
   Dividends payable                                             -                   -
   Forward currency contracts                                    -                   -
   Fund shares redeemed                                        344                  41
   Swap agreements, net                                          -                   -
   Trustees fees                                                 1                   1
   Other expenses                                                2                   1
   12b-1 service fee (Class A)                                  36                  19
   Variation margin                                              -                   -
Investment securities sold short, at value (d)                   -                   -
Options written, at value (e)                                    -                   -
Return of collateral for securities loaned                  14,173              35,856
                                                ------------------- -------------------
TOTAL LIABILITIES                                           14,996              65,652
                                                ------------------- -------------------
NET ASSETS                                               $ 218,878           $ 116,457
                                                =================== ===================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 187,197           $ 111,269
Undistributed (accumulated) net
   investment income (loss)                                     78               3,554
Accumulated net realized gain (loss)                         4,640                 961
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                 26,963                 673
                                                ------------------- -------------------
                                                         $ 218,878           $ 116,457
                                                =================== ===================

CLASS A
Net assets                                               $ 218,851           $ 116,440
Shares outstanding (no par value),
   unlimited shares authorized                              15,846              10,749
Net asset value per share                                  $ 13.81             $ 10.83
                                                =================== ===================

CLASS B
Net assets                                                    $ 27                $ 17
Shares outstanding (no par value),
   unlimited shares authorized                                   2                   2
Net asset value per share                                  $ 13.84             $ 10.76
                                                =================== ===================
-----------------------------------------------
                                                          $ 13,437            $ 35,168
(a)   Including securities on loan of:                     205,403             140,293
(b)   Investments - unaffiliated, at cost                        -                   -
(c)   Foreign currency cost                                      -                   -
(d)   Proceeds from securities sold short                        -                   -
(e)   Premiums from options written


                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004



                                                       JNL/Mellon
                                                        Capital                JNL/Mellon             JNL/Mellon
                                                       Management               Capital                Capital
                                                        Enhanced               Management             Management
                                                     S&P 500 Stock           International          S&P 400 MidCap
ASSETS                                                 Index Fund              Index Fund             Index Fund
                                                -------------------------  -------------------  -----------------------

Investments - unaffiliated, at value (a) (b)                   $ 176,796            $ 287,722                $ 191,633
Investments - affiliated, at value and cost                       14,237               27,897                   26,360
Cash                                                                   -                    -                        -
Foreign currency (c)                                                   -                  204                        -
Receivables:
   Dividends and interest                                            223                  345                      137
   Forward currency contracts                                          -                  213                        -
   Foreign taxes recoverable                                           -                   20                        -
   Fund shares sold                                                  143                  573                      648
   Investment securities sold                                      1,565                   86                      105
   Variation margin                                                    -                    -                       20
                                                -------------------------  -------------------  -----------------------
TOTAL ASSETS                                                     192,964              317,060                  218,903
                                                -------------------------  -------------------  -----------------------

LIABILITIES
Cash overdraft                                                         -                    -                        -
Payables:
   Administrative fees                                                15                   36                       16
   Advisory fees                                                      70                   72                       47
   Investment securities purchased                                 4,465                    -                        -
   Dividends payable                                                   -                    -                        -
   Forward currency contracts                                          -                  104                        -
   Fund shares redeemed                                               30                  234                      652
   Swap agreements, net                                                -                    -                        -
   Trustees fees                                                       1                    2                        1
   Other expenses                                                      2                    2                        2
   12b-1 service fee (Class A)                                        30                   48                       33
   Variation margin                                                    5                   10                        -
Investment securities sold short, at value (d)                         -                    -                        -
Options written, at value (e)                                          -                    -                        -
Return of collateral for securities loaned                         6,898               18,404                   19,311
                                                -------------------------  -------------------  -----------------------
TOTAL LIABILITIES                                                 11,516               18,912                   20,062
                                                -------------------------  -------------------  -----------------------
NET ASSETS                                                     $ 181,448            $ 298,148                $ 198,841
                                                =========================  ===================  =======================

NET ASSETS CONSIST OF:
Paid-in capital                                                $ 162,267            $ 241,490                $ 165,176
Undistributed (accumulated) net
   investment income (loss)                                        1,821                3,689                      837
Accumulated net realized gain (loss)                               3,105                1,199                    4,013
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                       14,255               51,770                   28,815
                                                -------------------------  -------------------  -----------------------
                                                               $ 181,448            $ 298,148                $ 198,841
                                                =========================  ===================  =======================

CLASS A
Net assets                                                     $ 181,444            $ 298,098                $ 198,751
Shares outstanding (no par value),
   unlimited shares authorized                                    20,614               21,809                   14,966
Net asset value per share                                         $ 8.80              $ 13.67                  $ 13.28
                                                =========================  ===================  =======================

CLASS B
Net assets                                                           $ 4                 $ 50                     $ 90
Shares outstanding (no par value),
   unlimited shares authorized                                         1                    4                        7
Net asset value per share                                         $ 8.73              $ 13.66                  $ 13.27
                                                =========================  ===================  =======================
-----------------------------------------------
                                                                 $ 6,642             $ 17,471                 $ 18,674
(a)   Including securities on loan of:                           162,651              236,206                  162,932
(b)   Investments - unaffiliated, at cost                              -                  201                        -
(c)   Foreign currency cost                                            -                    -                        -
(d)   Proceeds from securities sold short                              -                    -                        -
(e)   Premiums from options written



                                                    JNL/Mellon            JNL/Mellon
                                                       Capital               Capital               JNL/
                                                    Management            Management           Oppenheimer            JNL/
                                                   S&P 500 Index           Small Cap             Global           Oppenheimer
ASSETS                                                 Fund               Index Fund           Growth Fund        Growth Fund
                                                --------------------  --------------------  ------------------  -----------------

Investments - unaffiliated, at value (a) (b)              $ 351,415             $ 171,660           $ 258,121           $ 27,007
Investments - affiliated, at value and cost                  17,477                20,823                   -                  -
Cash                                                              -                     -                   -                  -
Foreign currency (c)                                              -                     -                  27                  -
Receivables:
   Dividends and interest                                       464                   218                 348                 14
   Forward currency contracts                                     -                     -                   -                  -
   Foreign taxes recoverable                                      -                     -                   4                  -
   Fund shares sold                                             723                   986                 309                 24
   Investment securities sold                                    16                     -                   -                 52
   Variation margin                                               -                     1                   -                  -
                                                --------------------  --------------------  ------------------  -----------------
TOTAL ASSETS                                                370,095               193,688             258,809             27,097
                                                --------------------  --------------------  ------------------  -----------------

LIABILITIES
Cash overdraft                                                    -                     -                   -                  -
Payables:
   Administrative fees                                           30                    14                  29                  2
   Advisory fees                                                 86                    41                 136                 14
   Investment securities purchased                               30                 6,004                   -                 98
   Dividends payable                                              -                     -                   -                  -
   Forward currency contracts                                     -                     -                   -                  -
   Fund shares redeemed                                         156                   149                 148                  4
   Swap agreements, net                                           -                     -                   -                  -
   Trustees fees                                                  2                     1                   1                  -
   Other expenses                                                 3                     1                   2                  1
   12b-1 service fee (Class A)                                   59                    28                  39                  4
   Variation margin                                               9                     -                   -                  -
Investment securities sold short, at value (d)                    -                     -                   -                  -
Options written, at value (e)                                     -                     -                   -                  -
Return of collateral for securities loaned                    7,636                13,543              23,383              2,494
                                                --------------------  --------------------  ------------------  -----------------
TOTAL LIABILITIES                                             8,011                19,781              23,738              2,617
                                                --------------------  --------------------  ------------------  -----------------
NET ASSETS                                                $ 362,084             $ 173,907           $ 235,071           $ 24,480
                                                ====================  ====================  ==================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 317,432             $ 140,813           $ 196,500           $ 24,547
Undistributed (accumulated) net
   investment income (loss)                                       5                   955                 459                 33
Accumulated net realized gain (loss)                            652                 5,049              (4,762)            (2,025)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                  43,995                27,090              42,874              1,925
                                                --------------------  --------------------  ------------------  -----------------
                                                          $ 362,084             $ 173,907           $ 235,071           $ 24,480
                                                ====================  ====================  ==================  =================

CLASS A
Net assets                                                $ 361,845             $ 173,822           $ 235,047           $ 24,479
Shares outstanding (no par value),
   unlimited shares authorized                               33,929                12,939              19,721              2,835
Net asset value per share                                   $ 10.66               $ 13.43             $ 11.92             $ 8.63
                                                ====================  ====================  ==================  =================

CLASS B
Net assets                                                    $ 239                  $ 85                $ 24                $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                   22                     6                   2                  -
Net asset value per share                                   $ 10.72               $ 13.39             $ 11.93             $ 8.64
                                                ====================  ====================  ==================  =================
-----------------------------------------------
                                                            $ 7,356              $ 12,665            $ 22,162            $ 2,417
(a)   Including securities on loan of:                      307,510               144,574             215,251             25,082
(b)   Investments - unaffiliated, at cost                         -                     -                  27                  -
(c)   Foreign currency cost                                       -                     -                   -                  -
(d)   Proceeds from securities sold short                         -                     -                   -                  -
(e)   Premiums from options written


                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004




                                                  JNL/PIMCO         JNL/Putnam           JNL/Putnam          JNL/Putnam
                                                Total Return          Equity           International           Midcap
ASSETS                                            Bond Fund            Fund             Equity Fund         Growth Fund
                                              ------------------ ------------------  ------------------- -------------------

Investments - unaffiliated, at value (a) (b)          $ 505,607          $ 162,818            $ 101,027            $ 38,203
Investments - affiliated, at value (f)                        -                  -                    -                   -
Cash                                                      9,205                  -                  115                   -
Foreign currency (c)                                      1,617                  2                  200                   -
Receivables:
   Dividends and interest                                 1,829                181                  121                   7
   Forward currency contracts                               395                  -                  413                   -
   Foreign taxes recoverable                                  -                  -                   11                   -
   Fund shares sold                                         659                  1                    9                  18
   Investment securities sold                             2,819              1,388                  262                   -
   Variation margin                                         362                  -                    -                   -
                                              ------------------ ------------------  ------------------- -------------------
TOTAL ASSETS                                            522,493            164,390              102,158              38,228
                                              ------------------ ------------------  ------------------- -------------------

LIABILITIES
Cash overdraft                                                -                  -                    -                   -
Payables:
   Administrative fees                                       32                 13                   12                   3
   Advisory fees                                            162                 85                   61                  21
   Investment securities purchased                       76,530              1,125                  243                   -
   Dividends payable                                          -                  -                    -                   -
   Forward currency contracts                               560                  -                  192                   -
   Fund shares redeemed                                     178                116                  199                  23
   Swap agreements, net                                     667                  -                    -                   -
   Trustees fees                                              3                  1                    1                   -
   Other expenses                                             4                  2                    1                   -
   12b-1 service fee (Class A)                               65                 26                   16                   6
   Variation margin                                           -                  -                    -                   -
Investment securities sold short, at value (d)            2,769                  -                    -                   -
Options written, at value (e)                               123                  1                    -                   -
Return of collateral for securities loaned               51,246             13,341                6,434               4,345
                                              ------------------ ------------------  ------------------- -------------------
TOTAL LIABILITIES                                       132,339             14,710                7,159               4,398
                                              ------------------ ------------------  ------------------- -------------------
NET ASSETS                                            $ 390,154          $ 149,680             $ 94,999            $ 33,830
                                              ================== ==================  =================== ===================

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 369,752          $ 254,987            $ 108,351            $ 49,221
Undistributed (accumulated) net
   investment income (loss)                               5,577              1,263                  153                   -
Accumulated net realized gain (loss)                     10,926           (125,939)             (32,106)            (20,919)
Net unrealized appreciation (depreciation) on
   investments, foreign currency related
   transactions and futures                               3,899             19,369               18,601               5,528
                                              ------------------ ------------------  ------------------- -------------------
                                                      $ 390,154          $ 149,680             $ 94,999            $ 33,830
                                              ================== ==================  =================== ===================

CLASS A
Net assets                                            $ 390,124          $ 149,669             $ 94,998            $ 33,829
Shares outstanding (no par value),
   unlimited shares authorized                           32,606              8,051                8,609               4,179
Net asset value per share                               $ 11.96            $ 18.59              $ 11.04              $ 8.09
                                              ================== ==================  =================== ===================

CLASS B
Net assets                                                 $ 30               $ 11                  $ 1                 $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                3                  1                    -                   -
Net asset value per share                               $ 12.15            $ 18.59              $ 11.06              $ 8.11
                                              ================== ==================  =================== ===================
--------------------------------------------

(a)   Including securities on loan of:                 $ 50,504           $ 12,944              $ 6,128             $ 4,211
(b)   Investments - unaffiliated, at cost               501,164            143,451               82,651              32,675
(c)   Foreign currency cost                               1,602                  2                  199                   -
(d)   Proceeds from securities sold short                 2,742                  -                    -                   -
(e)   Premiums from options written                         192                  3                    -                   -
(f)    Investments - affiliated, at cost                      -                  -                    -                   -



                                                                    JNL/S&P            JNL/S&P
                                                JNL/Putnam          Managed            Managed
                                                   Value           Aggressive        Conservative
ASSETS                                          Equity Fund       Growth Fund            Fund
                                              ----------------  -----------------  -----------------

Investments - unaffiliated, at value (a) (b)        $ 224,955                $ -                $ -
Investments - affiliated, at value (f)                      -            670,800             13,836
Cash                                                        -                  -                  -
Foreign currency (c)                                        4                  -                  -
Receivables:
   Dividends and interest                                 309                 50                  3
   Forward currency contracts                               -                  -                  -
   Foreign taxes recoverable                                -                  -                  -
   Fund shares sold                                        23                493                 74
   Investment securities sold                             144                  -                  -
   Variation margin                                         -                  -                  -
                                              ----------------  -----------------  -----------------
TOTAL ASSETS                                          225,435            671,343             13,913
                                              ----------------  -----------------  -----------------

LIABILITIES
Cash overdraft                                              -                  -                  -
Payables:
   Administrative fees                                     18                 28                  1
   Advisory fees                                          118                 66                  1
   Investment securities purchased                         67                  -                  -
   Dividends payable                                        -                  -                  -
   Forward currency contracts                               -                  -                  -
   Fund shares redeemed                                    69                526                  2
   Swap agreements, net                                     -                  -                  -
   Trustees fees                                            2                  5                  -
   Other expenses                                           3                  7                  -
   12b-1 service fee (Class A)                             36                  -                  -
   Variation margin                                         -                  -                  -
Investment securities sold short, at value (d)              -                  -                  -
Options written, at value (e)                               -                  -                  -
Return of collateral for securities loaned              9,506                  -                  -
                                              ----------------  -----------------  -----------------
TOTAL LIABILITIES                                       9,819                632                  4
                                              ----------------  -----------------  -----------------
NET ASSETS                                          $ 215,616          $ 670,711           $ 13,909
                                              ================  =================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 232,175          $ 727,380           $ 13,661
Undistributed (accumulated) net
   investment income (loss)                                 5              2,889                198
Accumulated net realized gain (loss)                  (45,239)          (138,665)                71
Net unrealized appreciation (depreciation) on
   investments, foreign currency related
   transactions and futures                            28,675             79,107                (21)
                                              ----------------  -----------------  -----------------
                                                    $ 215,616          $ 670,711           $ 13,909
                                              ================  =================  =================

CLASS A
Net assets                                          $ 215,615          $ 670,711           $ 13,909
Shares outstanding (no par value),
   unlimited shares authorized                         12,376             56,393              1,343
Net asset value per share                             $ 17.42            $ 11.89            $ 10.35
                                              ================  =================  =================

CLASS B
Net assets                                                $ 1          n/a                n/a
Shares outstanding (no par value),
   unlimited shares authorized                              -          n/a                n/a
Net asset value per share                             $ 17.48          n/a                n/a
                                              ================  =================  =================
--------------------------------------------

(a)   Including securities on loan of:                $ 9,238                $ -                $ -
(b)   Investments - unaffiliated, at cost             196,280                  -                  -
(c)   Foreign currency cost                                 4                  -                  -
(d)   Proceeds from securities sold short                   -                  -                  -
(e)   Premiums from options written                         -                  -                  -
(f)    Investments - affiliated, at cost                    -            591,693             13,857


                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004



                                                                            JNL/S&P              JNL/S&P            JNL/Salomon
                                                      JNL/S&P               Managed              Managed             Brothers
                                                      Managed              Moderate             Moderate            High Yield
ASSETS                                              Growth Fund              Fund              Growth Fund           Bond Fund
                                                ---------------------  ------------------  --------------------  ------------------

Investments - unaffiliated, at value (a) (b)                     $ -                 $ -                   $ -           $ 348,486
Investments - affiliated, at value (f)                     1,001,637              19,344               618,550                   -
Cash                                                               -                   -                     -                   -
Foreign currency (c)                                               -                   -                     -                   -
Receivables:
   Dividends and interest                                         72                   3                    41               5,066
   Forward currency contracts                                      -                   -                     -                   -
   Foreign taxes recoverable                                       -                   -                     -                   -
   Fund shares sold                                              535                 534                   882                 606
   Investment securities sold                                      -                   -                     -                   -
   Variation margin                                                -                   -                     -                   -
                                                ---------------------  ------------------  --------------------  ------------------
TOTAL ASSETS                                               1,002,244              19,881               619,473             354,158
                                                ---------------------  ------------------  --------------------  ------------------

LIABILITIES
Cash overdraft                                                     -                   -                     -                   -
Payables:
   Administrative fees                                            42                   1                    26                  24
   Advisory fees                                                  88                   2                    62                 118
   Investment securities purchased                                 -                   -                     -                   -
   Dividends payable                                               -                   -                     -                   -
   Forward currency contracts                                      -                   -                     -                   -
   Fund shares redeemed                                          535                   5                   268                 195
   Swap agreements, net                                            -                   -                     -                   -
   Trustees fees                                                   7                   -                     4                   2
   Other expenses                                                 10                   -                     7                   3
   12b-1 service fee (Class A)                                     -                   -                     -                  48
   Variation margin                                                -                   -                     -                   -
Investment securities sold short, at value (d)                     -                   -                     -                   -
Options written, at value (e)                                      -                   -                     -                   -
Return of collateral for securities loaned                         -                   -                     -              68,806
                                                ---------------------  ------------------  --------------------  ------------------
TOTAL LIABILITIES                                                682                   8                   367              69,196
                                                ---------------------  ------------------  --------------------  ------------------
NET ASSETS                                               $ 1,001,562            $ 19,873             $ 619,106           $ 284,962
                                                =====================  ==================  ====================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 928,945            $ 19,408             $ 583,169           $ 320,294
Undistributed (accumulated) net
   investment income (loss)                                    3,803                 257                 1,954                   1
Accumulated net realized gain (loss)                         (33,586)                111               (20,216)            (49,204)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                  102,400                  97                54,199              13,871
                                                ---------------------  ------------------  --------------------  ------------------
                                                         $ 1,001,562            $ 19,873             $ 619,106           $ 284,962
                                                =====================  ==================  ====================  ==================

CLASS A
Net assets                                               $ 1,001,562            $ 19,873             $ 619,106           $ 284,949
Shares outstanding (no par value),
   unlimited shares authorized                                81,909               1,886                53,040              33,495
Net asset value per share                                    $ 12.23             $ 10.54               $ 11.67              $ 8.51
                                                =====================  ==================  ====================  ==================

CLASS B
Net assets                                               n/a                  n/a                  n/a                        $ 13
Shares outstanding (no par value),
   unlimited shares authorized                           n/a                  n/a                  n/a                           2
Net asset value per share                                n/a                  n/a                  n/a                      $ 8.66
                                                =====================  ==================  ====================  ==================
----------------------------------------------

(a)   Including securities on loan of:                           $ -                 $ -                   $ -            $ 67,160
(b)   Investments - unaffiliated, at cost                          -                   -                     -             334,615
(c)   Foreign currency cost                                        -                   -                     -                   -
(d)   Proceeds from securities sold short                          -                   -                     -                   -
(e)   Premiums from options written                                -                   -                     -                   -
(f)    Investments - affiliated, at cost                     899,237              19,247               564,351                   -


                                                                           JNL/Salomon
                                                    JNL/Salomon             Brothers
                                                     Brothers            U.S. Government        JNL/Select
                                                  Strategic Bond            & Quality            Balanced
ASSETS                                                 Fund                 Bond Fund              Fund
                                                -------------------- ------------------------ ----------------

Investments - unaffiliated, at value (a) (b)              $ 335,241                $ 288,347        $ 418,466
Investments - affiliated, at value (f)                            -                        -                -
Cash                                                            144                        -                -
Foreign currency (c)                                            304                        -                8
Receivables:
   Dividends and interest                                     2,817                    1,240            1,245
   Forward currency contracts                                   935                        -                -
   Foreign taxes recoverable                                      -                        -                -
   Fund shares sold                                             392                      223              175
   Investment securities sold                                     -                   10,350              275
   Variation margin                                              56                      151                -
                                                -------------------- ------------------------ ----------------
TOTAL ASSETS                                                339,889                  300,311          420,169
                                                -------------------- ------------------------ ----------------

LIABILITIES
Cash overdraft                                                    -                        -                -
Payables:
   Administrative fees                                           19                       17               32
   Advisory fees                                                123                       81              154
   Investment securities purchased                           55,456                   72,920              421
   Dividends payable                                              -                        -                -
   Forward currency contracts                                 1,301                        -                -
   Fund shares redeemed                                          87                       84              133
   Swap agreements, net                                           -                        -                -
   Trustees fees                                                  2                        2                3
   Other expenses                                                 3                        2                4
   12b-1 service fee (Class A)                                   39                       33               63
   Variation margin                                              67                       18                -
Investment securities sold short, at value (d)                    -                        -                -
Options written, at value (e)                                     -                        -                -
Return of collateral for securities loaned                   46,078                   29,278           38,021
                                                -------------------- ------------------------ ----------------
TOTAL LIABILITIES                                           103,175                  102,435           38,831
                                                -------------------- ------------------------ ----------------
NET ASSETS                                                $ 236,714                $ 197,876        $ 381,338
                                                ==================== ======================== ================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 226,906                $ 193,441        $ 311,099
Undistributed (accumulated) net
   investment income (loss)                                     415                      262            7,680
Accumulated net realized gain (loss)                          1,414                    1,001           37,589
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                   7,979                    3,172           24,970
                                                -------------------- ------------------------ ----------------
                                                          $ 236,714                $ 197,876        $ 381,338
                                                ==================== ======================== ================

CLASS A
Net assets                                                $ 236,706                $ 197,863        $ 381,316
Shares outstanding (no par value),
   unlimited shares authorized                               20,641                   17,487           22,267
Net asset value per share                                   $ 11.47                  $ 11.31          $ 17.12
                                                ==================== ======================== ================

CLASS B
Net assets                                                      $ 8                     $ 13             $ 22
Shares outstanding (no par value),
   unlimited shares authorized                                    1                        1                1
Net asset value per share                                   $ 11.84                  $ 11.71          $ 16.98
                                                ==================== ======================== ================
----------------------------------------------

(a)   Including securities on loan of:                     $ 44,779                 $ 28,718         $ 37,220
(b)   Investments - unaffiliated, at cost                   327,144                  285,425          393,496
(c)   Foreign currency cost                                     301                        -                8
(d)   Proceeds from securities sold short                         -                        -                -
(e)   Premiums from options written                               -                        -                -
(f)    Investments - affiliated, at cost                          -                        -                -

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004



                                                 JNL/Select         JNL/Select         JNL/Select
                                               Global Growth        Large Cap            Money          JNL/Select
ASSETS                                              Fund           Growth Fund        Market Fund       Value Fund
                                              -----------------  -----------------  ----------------- ---------------

Investments - unaffiliated, at value (a) (b)         $ 227,412          $ 309,340          $ 237,686       $ 157,195
Investments - affiliated, at value and cost                  -                  -                  -               -
Cash                                                         5                  -                  -               -
Foreign currency (c)                                       309                  -                  -               -
Receivables:
   Dividends and interest                                  129                 90                 98             153
   Forward currency contracts                                -                  -                  -               -
   Foreign taxes recoverable                                 8                  -                  -               -
   Fund shares sold                                         51                101                722             216
   Investment securities sold                                -                887                  -               -
   Variation margin                                          -                  -                  -               -
                                              -----------------  -----------------  ----------------- ---------------
TOTAL ASSETS                                           227,914            310,418            238,506         157,564
                                              -----------------  -----------------  ----------------- ---------------

LIABILITIES
Cash overdraft                                               -                  -                  -               -
Payables:
   Administrative fees                                      28                 25                 20              13
   Advisory fees                                           135                168                 60              70
   Investment securities purchased                         302              1,871                  -              10
   Dividends payable                                         -                  -                316               -
   Forward currency contracts                                -                  -                  -               -
   Fund shares redeemed                                    144                166                213              80
   Swap agreements, net                                      -                  -                  -               -
   Trustees fees                                             2                  2                  1               1
   Other expenses                                            2                  4                  3               2
   12b-1 service fee (Class A)                              37                 50                 40              25
   Variation margin                                          -                  -                  -               -
Investment securities sold short, at value (d)               -                  -                  -               -
Options written, at value (e)                                -                  -                  -               -
Return of collateral for securities loaned               9,311             12,639                  -           3,053
                                              -----------------  -----------------  ----------------- ---------------
TOTAL LIABILITIES                                        9,961             14,925                653           3,254
                                              -----------------  -----------------  ----------------- ---------------
NET ASSETS                                           $ 217,953          $ 295,493          $ 237,853       $ 154,310
                                              =================  =================  ================= ===============

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 351,662          $ 579,062          $ 237,853       $ 126,074
Undistributed (accumulated) net
   investment income (loss)                                971                  -                  -           1,880
Accumulated net realized gain (loss)                  (163,020)          (309,585)                 -          14,689
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                             28,340             26,016                  -          11,667
                                              -----------------  -----------------  ----------------- ---------------
                                                     $ 217,953          $ 295,493          $ 237,853       $ 154,310
                                              =================  =================  ================= ===============

CLASS A
Net assets                                           $ 217,952          $ 295,491          $ 237,815       $ 154,283
Shares outstanding (no par value),
   unlimited shares authorized                          11,231             14,996            237,815           9,233
Net asset value per share                              $ 19.41            $ 19.71             $ 1.00         $ 16.71
                                              =================  =================  ================= ===============

CLASS B
Net assets                                                 $ 1                $ 2               $ 38            $ 27
Shares outstanding (no par value),
   unlimited shares authorized                               -                  -                 38               2
Net asset value per share                              $ 19.45            $ 19.75             $ 1.00         $ 16.68
                                              =================  =================  ================= ===============
--------------------------------------------

(a)   Including securities on loan of:                 $ 8,984           $ 12,276                $ -         $ 2,973
(b)   Investments - unaffiliated, at cost              199,075            283,324            237,686         145,528
(c)   Foreign currency cost                                308                  -                  -               -
(d)   Proceeds from securities sold short                    -                  -                  -               -
(e)   Premiums from options written                          -                  -                  -               -



                                                 JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                                    Price              Price            Price
                                                 Established          Mid-Cap           Value
ASSETS                                           Growth Fund        Growth Fund          Fund
                                              ------------------ ------------------ ---------------

Investments - unaffiliated, at value (a) (b)          $ 630,202          $ 560,848       $ 496,399
Investments - affiliated, at value and cost              10,780             19,470          23,465
Cash                                                          -                  -               -
Foreign currency (c)                                          -                  -               -
Receivables:
   Dividends and interest                                   610                197             663
   Forward currency contracts                                 -                  -               -
   Foreign taxes recoverable                                  7                  -               -
   Fund shares sold                                         592                614             415
   Investment securities sold                                 1                352              81
   Variation margin                                           -                  -               -
                                              ------------------ ------------------ ---------------
TOTAL ASSETS                                            642,192            581,481         521,023
                                              ------------------ ------------------ ---------------

LIABILITIES
Cash overdraft                                                -                  -               -
Payables:
   Administrative fees                                       51                 45              40
   Advisory fees                                            309                320             273
   Investment securities purchased                            -                 93           3,584
   Dividends payable                                          -                  -               -
   Forward currency contracts                                 -                  -               -
   Fund shares redeemed                                     299                429             295
   Swap agreements, net                                       -                  -               -
   Trustees fees                                              5                  4               3
   Other expenses                                             7                  6               5
   12b-1 service fee (Class A)                              101                 89              80
   Variation margin                                           -                  -               -
Investment securities sold short, at value (d)                -                  -               -
Options written, at value (e)                                 -                  -               -
Return of collateral for securities loaned               34,511             38,723          31,583
                                              ------------------ ------------------ ---------------
TOTAL LIABILITIES                                        35,283             39,709          35,863
                                              ------------------ ------------------ ---------------
NET ASSETS                                            $ 606,909          $ 541,772       $ 485,160
                                              ================== ================== ===============

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 596,119          $ 406,796       $ 389,723
Undistributed (accumulated) net
   investment income (loss)                                 595                  1           4,185
Accumulated net realized gain (loss)                    (75,543)               782          12,852
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                              85,738            134,193          78,400
                                              ------------------ ------------------ ---------------
                                                      $ 606,909          $ 541,772       $ 485,160
                                              ================== ================== ===============

CLASS A
Net assets                                            $ 606,885          $ 541,739       $ 485,126
Shares outstanding (no par value),
   unlimited shares authorized                           33,062             19,440          35,578
Net asset value per share                               $ 18.36            $ 27.87         $ 13.64
                                              ================== ================== ===============

CLASS B
Net assets                                                 $ 24               $ 33            $ 34
Shares outstanding (no par value),
   unlimited shares authorized                                1                  1               3
Net asset value per share                               $ 18.38            $ 27.92         $ 13.69
                                              ================== ================== ===============
--------------------------------------------

(a)   Including securities on loan of:                 $ 33,146           $ 37,340        $ 30,479
(b)   Investments - unaffiliated, at cost               544,466            426,655         417,999
(c)   Foreign currency cost                                   -                  -               -
(d)   Proceeds from securities sold short                     -                  -               -
(e)   Premiums from options written                           -                  -               -


                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                           JNL/AIM               JNL/AIM             JNL/Alger
                                                          Large Cap             Small Cap             Growth
                                                         Growth Fund           Growth Fund             Fund
                                                     ---------------------  ------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                                  $ 1,399                $ 58               $ 2,860
   Interest (b)                                                        47                  30                    93
   Foreign taxes withheld                                              (5)                  -                    (9)
   Securities lending                                                   6                  20                    91
                                                     ---------------------  ------------------  --------------------
TOTAL INVESTMENT INCOME                                             1,447                 108                 3,035
                                                     ---------------------  ------------------  --------------------

EXPENSES
   Administrative fees                                                125                  45                   264
   Advisory fees                                                      948                 383                 1,945
   Trustees fees                                                        4                   2                    10
   Other expenses                                                       4                   1                     9
   Interest expense                                                     -                   -                     -
   Distribution (12b-1) fee                                            45                  11                   177
   12b-1 service fee (Class A)                                        250                  90                   527
                                                     ---------------------  ------------------  --------------------
TOTAL EXPENSES                                                      1,376                 532                 2,932
                                                     ---------------------  ------------------  --------------------
                                                     ---------------------  ------------------  --------------------
   Fees paid indirectly                                               (45)                (11)                 (177)
                                                     ---------------------  ------------------  --------------------
NET EXPENSES                                                        1,331                 521                 2,755
                                                     ---------------------  ------------------  --------------------
                                                     ---------------------  ------------------  --------------------
NET INVESTMENT INCOME (LOSS)                                          116                (413)                  280
                                                     ---------------------  ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                   -                   -                     -
   Investments                                                     (3,624)              1,195                22,738
   Foreign currency related items                                       -                   -                     -
   Futures contracts and options written                                -                 130                     -
   Investment securities sold short                                     -                   -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                     18,229               1,253                (9,659)
   Foreign currency related items                                       -                   -                     -
   Futures contracts and options written                                -                 (15)                    -
   Investment securities sold short                                     -                   -                     -
                                                     ---------------------  ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            14,605               2,563                13,079
                                                     ---------------------  ------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 14,721             $ 2,150              $ 13,359
---------------------------------------------------  =====================  ==================  ====================

(a) Dividends from affiliated investments                             $ -                 $ -                   $ -
(b) Interest from affiliated investments                              $ -                 $ -                   $ -



                                                        JNL/Alliance            JNL/Eagle           JNL/Eagle
                                                       Capital Growth          Core Equity          SmallCap
                                                            Fund                  Fund             Equity Fund
                                                     --------------------  --------------------  ----------------
INVESTMENT INCOME
   Dividends (a)                                                   $ 703               $ 5,029             $ 315
   Interest (b)                                                        7                   358                59
   Foreign taxes withheld                                            (13)                  (20)                -
   Securities lending                                                  5                    15                23
                                                     --------------------  --------------------  ----------------
TOTAL INVESTMENT INCOME                                              702                 5,382               397
                                                     --------------------  --------------------  ----------------

EXPENSES
   Administrative fees                                                78                   296               135
   Advisory fees                                                     448                 1,941             1,008
   Trustees fees                                                       3                    10                 5
   Other expenses                                                      3                    11                 4
   Interest expense                                                    -                     -                 -
   Distribution (12b-1) fee                                           65                   106                21
   12b-1 service fee (Class A)                                       156                   592               269
                                                     --------------------  --------------------  ----------------
TOTAL EXPENSES                                                       753                 2,956             1,442
                                                     --------------------  --------------------  ----------------
                                                     --------------------  --------------------  ----------------
   Fees paid indirectly                                              (65)                 (106)              (21)
                                                     --------------------  --------------------  ----------------
NET EXPENSES                                                         688                 2,850             1,421
                                                     --------------------  --------------------  ----------------
                                                     --------------------  --------------------  ----------------
NET INVESTMENT INCOME (LOSS)                                          14                 2,532            (1,024)
                                                     --------------------  --------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                  -                     -                 -
   Investments                                                     5,630                14,843             7,093
   Foreign currency related items                                      -                    (3)                -
   Futures contracts and options written                               -                     -                 -
   Investment securities sold short                                    -                     -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                    (2,638)                4,014            17,961
   Foreign currency related items                                      -                     -                 -
   Futures contracts and options written                               -                     -                 -
   Investment securities sold short                                    -                     -                 -
                                                     --------------------  --------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            2,992                18,854            25,054
                                                     --------------------  --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 3,006              $ 21,386          $ 24,030
---------------------------------------------------  ====================  ====================  ================

(a) Dividends from affiliated investments                            $ -                   $ -               $ -
(b) Interest from affiliated investments                             $ -                   $ -               $ -


                      See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                          JNL/FMR              JNL/FMR             JNL/JPMorgan
                                                          Balanced             Capital            International
                                                            Fund             Growth Fund            Value Fund
                                                     -------------------  -------------------  ---------------------
INVESTMENT INCOME
   Dividends (a)                                                  $ 781              $ 2,155                $ 1,224
   Interest (b)                                                   1,467                   74                     43
   Foreign taxes withheld                                           (16)                 (28)                  (129)
   Securities lending                                                42                   29                     24
                                                     -------------------  -------------------  ---------------------
TOTAL INVESTMENT INCOME                                           2,274                2,230                  1,162
                                                     -------------------  -------------------  ---------------------

EXPENSES
   Administrative fees                                              100                  157                     77
   Advisory fees                                                    718                1,127                    395
   Trustees fees                                                      4                    6                      2
   Other expenses                                                     3                    5                      1
   Interest expense                                                   -                    -                      -
   Distribution (12b-1) fee                                          15                   33                      -
   12b-1 service fee (Class A)                                      200                  315                    102
                                                     -------------------  -------------------  ---------------------
TOTAL EXPENSES                                                    1,040                1,643                    577
                                                     -------------------  -------------------  ---------------------
                                                     -------------------  -------------------  ---------------------
   Fees paid indirectly                                             (15)                 (33)                     -
                                                     -------------------  -------------------  ---------------------
NET EXPENSES                                                      1,025                1,610                    577
                                                     -------------------  -------------------  ---------------------
                                                     -------------------  -------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                                      1,249                  620                    585
                                                     -------------------  -------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                    -                      -
   Investments                                                    9,555               33,057                  4,102
   Foreign currency related items                                   (23)                 (23)                   147
   Futures contracts and options written                              -                  303                    207
   Investment securities sold short                                   -                    -                      -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                   (1,505)              (4,986)                 7,544
   Foreign currency related items                                     1                    -                    (65)
   Futures contracts and options written                              -                    -                    (85)
   Investment securities sold short                                   -                    -                      -
                                                     -------------------  -------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           8,028               28,351                 11,850
                                                     -------------------  -------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 9,277             $ 28,971               $ 12,435
---------------------------------------------------  ===================  ===================  =====================

(a) Dividends from affiliated investments                           $ -                  $ -                    $ -
(b) Interest from affiliated investments                            $ -                  $ -                    $ -



                                                                                                JNL/Mellon
                                                                                                 Capital
                                                         JNL/Lazard          JNL/Lazard         Management
                                                           Mid Cap           Small Cap          Bond Index
                                                         Value Fund          Value Fund            Fund
                                                      ------------------ ------------------- -----------------
INVESTMENT INCOME
   Dividends (a)                                                $ 1,953             $ 1,436              $ 47
   Interest (b)                                                      87                  71             4,474
   Foreign taxes withheld                                             -                  (3)                -
   Securities lending                                                65                  76                34
                                                      ------------------ ------------------- -----------------
TOTAL INVESTMENT INCOME                                           2,105               1,580             4,555
                                                      ------------------ ------------------- -----------------

EXPENSES
   Administrative fees                                              164                 172               116
   Advisory fees                                                  1,265               1,392               349
   Trustees fees                                                      6                   6                 4
   Other expenses                                                     5                   6                 4
   Interest expense                                                   -                   -                 -
   Distribution (12b-1) fee                                          87                 103                 -
   12b-1 service fee (Class A)                                      329                 343               232
                                                      ------------------ ------------------- -----------------
TOTAL EXPENSES                                                    1,856               2,022               705
                                                      ------------------ ------------------- -----------------
                                                      ------------------ ------------------- -----------------
   Fees paid indirectly                                             (87)               (103)                -
                                                      ------------------ ------------------- -----------------
NET EXPENSES                                                      1,769               1,919               705
                                                      ------------------ ------------------- -----------------
                                                      ------------------ ------------------- -----------------
NET INVESTMENT INCOME (LOSS)                                        336                (339)            3,850
                                                      ------------------ ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                   -                 -
   Investments                                                   28,927              25,739               973
   Foreign currency related items                                     -                   -                 -
   Futures contracts and options written                              -                   -                12
   Investment securities sold short                                   -                   -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                    9,700               1,450                50
   Foreign currency related items                                     -                   -                 -
   Futures contracts and options written                              -                   -                (4)
   Investment securities sold short                                   -                   -                 -
                                                      ------------------ ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          38,627              27,189             1,031
                                                      ------------------ ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ 38,963            $ 26,850           $ 4,881
---------------------------------------------------   ================== =================== =================

(a) Dividends from affiliated investments                           $ -                 $ -              $ 45
(b) Interest from affiliated investments                            $ -                 $ -               $ -


                      See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       JNL/Mellon
                                                         Capital           JNL/Mellon           JNL/Mellon          JNL/Mellon
                                                       Management            Capital             Capital             Capital
                                                        Enhanced           Management           Management          Management
                                                      S&P 500 Stock       International       S&P 400 MidCap      S&P 500 Index
                                                       Index Fund          Index Fund           Index Fund             Fund
                                                   -------------------- ------------------  -------------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                               $ 3,018            $ 5,299              $ 1,624            $ 5,637
   Interest (b)                                                     14                 14                    9                 26
   Foreign taxes withheld                                            -               (544)                   -                  -
   Securities lending                                                4                133                   13                  8
                                                   -------------------- ------------------  -------------------  -----------------
TOTAL INVESTMENT INCOME                                          3,036              4,902                1,646              5,671
                                                   -------------------- ------------------  -------------------  -----------------

EXPENSES
   Administrative fees                                             156                296                  135                272
   Advisory fees                                                   733                591                  393                790
   Trustees fees                                                     6                  7                    4                  9
   Other expenses                                                    5                  6                    5                  9
   Interest expense                                                  -                  -                    -                  -
   Distribution (12b-1) fee                                          1                  -                    -                  -
   12b-1 service fee (Class A)                                     311                394                  271                545
                                                   -------------------- ------------------  -------------------  -----------------
TOTAL EXPENSES                                                   1,212              1,294                  808              1,625
                                                   -------------------- ------------------  -------------------  -----------------
                                                   -------------------- ------------------  -------------------  -----------------
   Fees paid indirectly                                             (1)                 -                    -                  -
                                                   -------------------- ------------------  -------------------  -----------------
NET EXPENSES                                                     1,211              1,294                  808              1,625
                                                   -------------------- ------------------  -------------------  -----------------
                                                   -------------------- ------------------  -------------------  -----------------
NET INVESTMENT INCOME (LOSS)                                     1,825              3,608                  838              4,046
                                                   -------------------- ------------------  -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                -                  -                    -                  -
   Investments                                                   8,335              1,067                3,458              1,245
   Foreign currency related items                                    -                208                    -                  -
   Futures contracts and options written                           542              1,340                  991                776
   Investment securities sold short                                  -                  -                    -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                   7,695             36,881               18,174             24,421
   Foreign currency related items                                    -                 22                    -                  -
   Futures contracts and options written                            42                (39)                 116                 66
   Investment securities sold short                                  -                  -                    -                  -
                                                   -------------------- ------------------  -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         16,614             39,479               22,739             26,508
                                                   -------------------- ------------------  -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 18,439           $ 43,087             $ 23,577           $ 30,554
-------------------------------------------------- ==================== ==================  ===================  =================

(a) Dividends from affiliated investments                         $ 81               $ 78                 $ 50              $ 107
(b) Interest from affiliated investments                           $ -                $ -                  $ -                $ -




                                                          JNL/Mellon
                                                            Capital             JNL/                JNL/
                                                          Management         Oppenheimer        Oppenheimer
                                                           Small Cap           Global              Growth
                                                          Index Fund         Growth Fund            Fund
                                                   ------------------ ------------------ -------------------
INVESTMENT INCOME
   Dividends (a)                                             $ 1,593            $ 2,655               $ 293
   Interest (b)                                                   11                137                   8
   Foreign taxes withheld                                          -               (238)                 (1)
   Securities lending                                             59                 67                   3
                                                   ------------------ ------------------ -------------------
TOTAL INVESTMENT INCOME                                        1,663              2,621                 303
                                                   ------------------ ------------------ -------------------

EXPENSES
   Administrative fees                                           118                243                  27
   Advisory fees                                                 344              1,134                 188
   Trustees fees                                                   4                  5                   1
   Other expenses                                                  3                  6                   1
   Interest expense                                                -                  -                   -
   Distribution (12b-1) fee                                        -                  -                   -
   12b-1 service fee (Class A)                                   237                324                  53
                                                   ------------------ ------------------ -------------------
TOTAL EXPENSES                                                   706              1,712                 270
                                                   ------------------ ------------------ -------------------
                                                   ------------------ ------------------ -------------------
   Fees paid indirectly                                            -                  -                   -
                                                   ------------------ ------------------ -------------------
NET EXPENSES                                                     706              1,712                 270
                                                   ------------------ ------------------ -------------------
                                                   ------------------ ------------------ -------------------
NET INVESTMENT INCOME (LOSS)                                     957                909                  33
                                                   ------------------ ------------------ -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies              -                  -                   -
   Investments                                                 4,377              6,780               2,602
   Foreign currency related items                                  -               (422)                  -
   Futures contracts and options written                         797                  -                 (26)
   Investment securities sold short                                -                  -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                16,683             24,160              (1,646)
   Foreign currency related items                                  -                 17                   -
   Futures contracts and options written                         (65)                 -                   -
   Investment securities sold short                                -                  -                   -
                                                   ------------------ ------------------ -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       21,792             30,535                 930
                                                   ------------------ ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ 22,749           $ 31,444               $ 963
-------------------------------------------------- ================== ================== ===================

(a) Dividends from affiliated investments                       $ 56                $ -                 $ -
(b) Interest from affiliated investments                         $ -                $ -                 $ -


                      See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                           JNL/PIMCO            JNL/Putnam           JNL/Putnam
                                                          Total Return            Equity            International
                                                           Bond Fund               Fund              Equity Fund
                                                       -------------------  -------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                                     $ 73              $ 2,920               $ 2,105
   Interest (b)                                                     9,286                    4                    19
   Foreign taxes withheld                                               -                   (4)                 (235)
   Securities lending                                                  36                   15                    65
                                                       -------------------  -------------------  --------------------
TOTAL INVESTMENT INCOME                                             9,395                2,935                 1,954
                                                       -------------------  -------------------  --------------------

EXPENSES
   Administrative fees                                                371                  151                   138
   Advisory fees                                                    1,856                1,034                   748
   Trustees fees                                                       13                    6                     3
   Other expenses                                                      13                    5                     3
   Interest expense                                                     -                    -                     -
   Distribution (12b-1) fee                                             -                  106                    19
   12b-1 service fee (Class A)                                        743                  303                   184
                                                       -------------------  -------------------  --------------------
TOTAL EXPENSES                                                      2,996                1,605                 1,095
                                                       -------------------  -------------------  --------------------
                                                       -------------------  -------------------  --------------------
   Fees paid indirectly                                                 -                 (106)                  (19)
                                                       -------------------  -------------------  --------------------
NET EXPENSES                                                        2,996                1,499                 1,076
                                                       -------------------  -------------------  --------------------
                                                       -------------------  -------------------  --------------------
NET INVESTMENT INCOME (LOSS)                                        6,399                1,436                   878
                                                       -------------------  -------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                   -                    -                     -
   Investments                                                      4,919               15,766                10,146
   Foreign currency related items                                    (359)                   1                   391
   Futures contracts and options written                            7,007                   30                     -
   Investment securities sold short                                  (131)                   -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                      1,074                  847                 1,662
   Foreign currency related items                                    (100)                   -                   144
   Futures contracts and options written                           (1,935)                   2                     -
   Investment securities sold short                                    23                    -                     -
                                                       -------------------  -------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            10,498               16,646                12,343
                                                       -------------------  -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 16,897             $ 18,082              $ 13,221
------------------------------------------------------ ===================  ===================  ====================

(a) Dividends from affiliated investments                             $ -                  $ -                   $ -
(b) Interest from affiliated investments                              $ -                  $ -                   $ -



                                                                                                   JNL/S&P            JNL/S&P
                                                           JNL/Putnam          JNL/Putnam          Managed            Managed
                                                             Midcap              Value           Aggressive        Conservative
                                                          Growth Fund         Equity Fund        Growth Fund          Fund (c)
                                                       ------------------- ------------------- ----------------  ------------------
INVESTMENT INCOME
   Dividends (a)                                                    $ 123             $ 5,189          $ 1,797               $ 186
   Interest (b)                                                         5                  46                -                   -
   Foreign taxes withheld                                               -                  (9)               -                   -
   Securities lending                                                   3                  11                -                   -
                                                       ------------------- ------------------- ----------------  ------------------
TOTAL INVESTMENT INCOME                                               131               5,237            1,797                 186
                                                       ------------------- ------------------- ----------------  ------------------

EXPENSES
   Administrative fees                                                 30                 237              153                   -
   Advisory fees                                                      227               1,568              381                   2
   Trustees fees                                                        1                   9               10                   -
   Other expenses                                                       1                   8                9                   -
   Interest expense                                                     -                   -                -                   -
   Distribution (12b-1) fee                                            26                  88                -                   -
   12b-1 service fee (Class A)                                         60                 474                -                   -
                                                       ------------------- ------------------- ----------------  ------------------
TOTAL EXPENSES                                                        345               2,384              553                   2
                                                       ------------------- ------------------- ----------------  ------------------
                                                       ------------------- ------------------- ----------------  ------------------
   Fees paid indirectly                                               (26)                (88)               -                   -
                                                       ------------------- ------------------- ----------------  ------------------
NET EXPENSES                                                          319               2,296              553                   2
                                                       ------------------- ------------------- ----------------  ------------------
                                                       ------------------- ------------------- ----------------  ------------------
NET INVESTMENT INCOME (LOSS)                                         (188)              2,941            1,244                 184
                                                       ------------------- ------------------- ----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                   -                   -            6,492                  66
   Investments                                                      4,145              22,541           16,138                  19
   Foreign currency related items                                       -                   1                -                   -
   Futures contracts and options written                                -                  13                -                   -
   Investment securities sold short                                     -                   -                -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                      1,351              (4,851)          38,808                 (21)
   Foreign currency related items                                       -                   -                -                   -
   Futures contracts and options written                                -                   -                -                   -
   Investment securities sold short                                     -                   -                -                   -
                                                       ------------------- ------------------- ----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                             5,496              17,704           61,438                  64
                                                       ------------------- ------------------- ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                $ 5,308            $ 20,645         $ 62,682               $ 248
------------------------------------------------------ =================== =================== ================  ==================

(a) Dividends from affiliated investments                             $ -                 $ -          $ 1,797               $ 186
(b) Interest from affiliated investments                              $ -                 $ -              $ -                 $ -
(c) Period from October 4, 2004 (commencement of operations)

                       See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                    JNL/S&P             JNL/S&P
                                                                JNL/S&P             Managed             Managed
                                                                Managed            Moderate             Moderate
                                                              Growth Fund          Fund (c)           Growth Fund
                                                          --------------------  ----------------  ---------------------
INVESTMENT INCOME
   Dividends (a)                                                      $ 6,752             $ 209                $ 7,054
   Interest (b)                                                             -                 -                      -
   Foreign taxes withheld                                                   -                 -                      -
   Securities lending                                                       -                 -                      -
                                                          --------------------  ----------------  ---------------------
TOTAL INVESTMENT INCOME                                                 6,752               209                  7,054
                                                          --------------------  ----------------  ---------------------

EXPENSES
   Administrative fees                                                    401                 1                    255
   Advisory fees                                                          892                 2                    648
   Trustees fees                                                           28                 -                     18
   Other expenses                                                          28                 -                     17
   Interest expense                                                         -                 -                      -
   Distribution (12b-1) fee                                                 -                 -                      -
   12b-1 service fee (Class A)                                              -                 -                      -
                                                          --------------------  ----------------  ---------------------
TOTAL EXPENSES                                                          1,349                 3                    938
                                                          --------------------  ----------------  ---------------------
                                                          --------------------  ----------------  ---------------------
   Fees paid indirectly                                                     -                 -                      -
                                                          --------------------  ----------------  ---------------------
NET EXPENSES                                                            1,349                 3                    938
                                                          --------------------  ----------------  ---------------------
                                                          --------------------  ----------------  ---------------------
NET INVESTMENT INCOME (LOSS)                                            5,403               206                  6,116
                                                          --------------------  ----------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                  10,089               160                  5,424
   Investments                                                         25,661                 2                  8,859
   Foreign currency related items                                           -                 -                      -
   Futures contracts and options written                                    -                 -                      -
   Investment securities sold short                                         -                 -                      -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                         56,336                97                 31,922
   Foreign currency related items                                           -                 -                      -
   Futures contracts and options written                                    -                 -                      -
   Investment securities sold short                                         -                 -                      -
                                                          --------------------  ----------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                92,086               259                 46,205
                                                          --------------------  ----------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   $ 97,489             $ 465               $ 52,321
--------------------------------------------------------  ====================  ================  =====================

(a) Dividends from affiliated investments                             $ 6,752             $ 209                $ 7,054
(b) Interest from affiliated investments                                  $ -               $ -                    $ -
(c) Period from October 4, 2004 (commencement of operations)


                                                                                                      JNL/Salomon
                                                             JNL/Salomon         JNL/Salomon           Brothers
                                                               Brothers           Brothers          U.S. Government     JNL/Select
                                                              High Yield       Strategic Bond          & Quality         Balanced
                                                              Bond Fund             Fund               Bond Fund           Fund
                                                           -----------------  ------------------  ------------------- -------------
INVESTMENT INCOME
   Dividends (a)                                                        $ 3                 $ 7                  $ -       $ 5,104
   Interest (b)                                                       6,397              12,762               10,452         5,494
   Foreign taxes withheld                                                 -                   -                    -           (13)
   Securities lending                                                    62                  94                   42            58
                                                           -----------------  ------------------  ------------------- -------------
TOTAL INVESTMENT INCOME                                               6,462              12,863               10,494        10,643
                                                           -----------------  ------------------  ------------------- -------------

EXPENSES
   Administrative fees                                                   84                 231                  223           331
   Advisory fees                                                        429               1,460                1,077         1,625
   Trustees fees                                                          3                   8                    8            12
   Other expenses                                                         2                   8                    8            11
   Interest expense                                                       -                   -                    -             -
   Distribution (12b-1) fee                                               -                   -                    -             -
   12b-1 service fee (Class A)                                          167                 462                  446           661
                                                           -----------------  ------------------  ------------------- -------------
TOTAL EXPENSES                                                          685               2,169                1,762         2,640
                                                           -----------------  ------------------  ------------------- -------------
                                                           -----------------  ------------------  ------------------- -------------
   Fees paid indirectly                                                   -                   -                    -             -
                                                           -----------------  ------------------  ------------------- -------------
NET EXPENSES                                                            685               2,169                1,762         2,640
                                                           -----------------  ------------------  ------------------- -------------
                                                           -----------------  ------------------  ------------------- -------------
NET INVESTMENT INCOME (LOSS)                                          5,777              10,694                8,732         8,003
                                                           -----------------  ------------------  ------------------- -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                     -                   -                    -             -
   Investments                                                        5,241               6,073                2,585        40,347
   Foreign currency related items                                         -              (1,127)                   -             -
   Futures contracts and options written                                  -                (808)                (131)            -
   Investment securities sold short                                       -                   -                    -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                       (1,150)                473               (2,189)      (12,607)
   Foreign currency related items                                                           265                    -             -
   Futures contracts and options written                                  -                 336                  (34)            -
   Investment securities sold short                                       -                   -                    -             -
                                                           -----------------  ------------------  ------------------- -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                               4,091               5,212                  231        27,740
                                                           -----------------  ------------------  ------------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  $ 9,868            $ 15,906              $ 8,963      $ 35,743
--------------------------------------------------------   =================  ==================  =================== =============

(a) Dividends from affiliated investments                               $ -                 $ -                  $ -           $ -
(b) Interest from affiliated investments                                $ -                 $ -                  $ -           $ -
(c) Period from October 4, 2004 (commencement of operations)


                       See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004




                                                                JNL/Select           JNL/Select          JNL/Select
                                                              Global Growth          Large Cap             Money
                                                                   Fund             Growth Fund         Market Fund
                                                           --------------------- -------------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                                        $ 3,413             $ 2,292                $ -
   Interest (b)                                                              50                  69              2,794
   Foreign taxes withheld                                                  (256)                (22)                 -
   Securities lending                                                        74                  18                  -
                                                           --------------------- -------------------  -----------------
TOTAL INVESTMENT INCOME                                                   3,281               2,357              2,794
                                                           --------------------- -------------------  -----------------

EXPENSES
   Administrative fees                                                      291                 260                197
   Advisory fees                                                          1,467               1,804                590
   Trustees fees                                                              7                   9                  7
   Other expenses                                                             7                   9                  6
   Interest expense                                                           -                   -                  -
   Distribution (12b-1) fee                                                 186                  40                  -
   12b-1 service fee (Class A)                                              388                 519                394
                                                           --------------------- -------------------  -----------------
TOTAL EXPENSES                                                            2,346               2,641              1,194
                                                           --------------------- -------------------  -----------------
                                                           --------------------- -------------------  -----------------
   Fees paid indirectly                                                    (186)                (40)                 -
                                                           --------------------- -------------------  -----------------
NET EXPENSES                                                              2,160               2,601              1,194
                                                           --------------------- -------------------  -----------------
                                                           --------------------- -------------------  -----------------
NET INVESTMENT INCOME (LOSS)                                              1,121                (244)             1,600
                                                           --------------------- -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                         -                   -                  -
   Investments                                                           22,281              55,795                  -
   Foreign currency related items                                          (134)                 23                  -
   Futures contracts and options written                                      -                   -                  -
   Investment securities sold short                                           -                   -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                           (1,509)            (26,108)                 -
   Foreign currency related items                                            (4)                  -                  -
   Futures contracts and options written                                      -                   -                  -
   Investment securities sold short                                           -                   -                  -
                                                           --------------------- -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  20,634              29,710                  -
                                                           --------------------- -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                     $ 21,755            $ 29,466            $ 1,600
---------------------------------------------------------  ===================== ===================  =================

(a) Dividends from affiliated investments                                   $ -                 $ -                $ -
(b) Interest from affiliated investments                                    $ -                 $ -                $ -



                                                                                  JNL/T.Rowe          JNL/T.Rowe       JNL/T.Rowe
                                                                                    Price                Price           Price
                                                              JNL/Select         Established            Mid-Cap          Value
                                                              Value Fund         Growth Fund          Growth Fund         Fund
                                                           -----------------  -------------------  ------------------ --------------
INVESTMENT INCOME
   Dividends (a)                                                    $ 2,924              $ 7,736             $ 2,026        $ 8,380
   Interest (b)                                                          24                   37                  52             76
   Foreign taxes withheld                                                 -                  (79)                (16)           (92)
   Securities lending                                                     6                   42                 112             45
                                                           -----------------  -------------------  ------------------ --------------
TOTAL INVESTMENT INCOME                                               2,954                7,736               2,174          8,409
                                                           -----------------  -------------------  ------------------ --------------

EXPENSES
   Administrative fees                                                  125                  542                 461            421
   Advisory fees                                                        689                3,324               3,299          2,884
   Trustees fees                                                          4                   19                  16             15
   Other expenses                                                         5                   19                  16             14
   Interest expense                                                       -                    -                   -              -
   Distribution (12b-1) fee                                               -                   48                  57             72
   12b-1 service fee (Class A)                                          251                1,083                 921            841
                                                           -----------------  -------------------  ------------------ --------------
TOTAL EXPENSES                                                        1,074                5,035               4,770          4,247
                                                           -----------------  -------------------  ------------------ --------------
                                                           -----------------  -------------------  ------------------ --------------
   Fees paid indirectly                                                   -                  (48)                (57)           (72)
                                                           -----------------  -------------------  ------------------ --------------
NET EXPENSES                                                          1,074                4,987               4,713          4,175
                                                           -----------------  -------------------  ------------------ --------------
                                                           -----------------  -------------------  ------------------ --------------
NET INVESTMENT INCOME (LOSS)                                          1,880                2,749              (2,539)         4,234
                                                           -----------------  -------------------  ------------------ --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                     -                    -                   -              -
   Investments                                                       14,763               25,585              29,158         16,880
   Foreign currency related items                                         -                 (308)                 (4)           (50)
   Futures contracts and options written                                  -                  (73)               (126)             -
   Investment securities sold short                                       -                    -                   -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                        2,121               25,569              53,310         40,958
   Foreign currency related items                                         -                    -                   -              -
   Futures contracts and options written                                  -                    -                   -              -
   Investment securities sold short                                       -                    -                   -              -
                                                           -----------------  -------------------  ------------------ --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              16,884               50,773              82,338         57,788
                                                           -----------------  -------------------  ------------------ --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 $ 18,764             $ 53,522            $ 79,799       $ 62,022
---------------------------------------------------------  =================  ===================  ================== ==============

(a) Dividends from affiliated investments                               $ -                $ 167               $ 261          $ 213
(b) Interest from affiliated investments                                $ -                  $ -                 $ -            $ -


                       See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                        JNL/AIM              JNL/AIM              JNL/Alger
                                                       Large Cap            Small Cap               Growth
OPERATIONS                                            Growth Fund          Growth Fund               Fund
                                                    -----------------  ---------------------  -------------------
   Net investment income (loss)                                $ 116                 $ (413)               $ 280
   Net realized gain (loss) on:
      Distributions from investment companies                      -                      -                    -
      Investments                                             (3,624)                 1,195               22,738
      Foreign currency related items                               -                      -                    -
      Futures contracts and options written                        -                    130                    -
      Investment securities sold short                             -                      -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           18,229                  1,253               (9,659)
        Foreign currency related items                             -                      -                    -
        Futures contracts and options written                      -                    (15)                   -
        Investment securities sold short                           -                      -                    -
                                                    -----------------  ---------------------  -------------------
                                                    -----------------  ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            14,721                  2,150               13,359
                                                    -----------------  ---------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      -                      -                  (28)
      Class B (a)                                                  -                      -                    -
   From net realized gains on
      investment transactions
      Class A                                                      -                      -                    -
      Class B (a)                                                  -                      -                    -
                                                    -----------------  ---------------------  -------------------
                                                    -----------------  ---------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                -                      -                  (28)
                                                    -----------------  ---------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                170,328                 29,532              122,987
      Class B (a)                                                 24                      7                    7
   Proceeds in connection with acquisition
      Class A                                                 11,871                      -                    -
      Class B (a)                                                  -                      -                    -
   Reinvestment of distributions
      Class A                                                      -                      -                   28
      Class B (a)                                                  -                      -                    -
   Cost of shares redeemed
      Class A                                                (42,337)               (31,264)             (88,375)
      Class B (a)                                                 (1)                     -                    -
                                                    -----------------  ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        139,885                 (1,725)              34,647
                                                    -----------------  ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        154,606                    425               47,978

NET ASSETS BEGINNING OF PERIOD                                36,421                 43,940              244,667
                                                    -----------------  ---------------------  -------------------

NET ASSETS END OF PERIOD                                   $ 191,027               $ 44,365            $ 292,645
                                                    =================  =====================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 116                    $ -                $ 252
                                                    =================  =====================  ===================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                 15,712                  2,517                8,328
      Class B (a)                                                  2                      1                    -
   Shares issued in connection with acquisition
      Class A                                                  1,110                      -                    -
      Class B (a)                                                  -                      -                    -
   Reinvestment of distributions
      Class A                                                      -                      -                    2
      Class B (a)                                                  -                      -                    -
   Shares redeemed
      Class A                                                 (3,893)                (2,723)              (6,030)
      Class B (a)                                                 (1)                     -                    -
                                                    -----------------  ---------------------  -------------------
   Net increase (decrease)                                    12,930                   (205)               2,300
--------------------------------------------------  =================  =====================  ===================
                                                    =================  =====================  ===================




                                                         JNL/Alliance           JNL/Eagle           JNL/Eagle
                                                        Capital Growth         Core Equity           SmallCap
                                                             Fund                 Fund             Equity Fund
 OPERATIONS                                           -------------------- --------------------  -----------------
                                                                     $ 14              $ 2,532           $ (1,024)
    Net investment income (loss)
    Net realized gain (loss) on:                                        -                    -                  -
       Distributions from investment companies                      5,630               14,843              7,093
       Investments                                                      -                   (3)                 -
       Foreign currency related items                                   -                    -                  -
       Futures contracts and options written                            -                    -                  -
       Investment securities sold short
    Net change in unrealized appreciation
       (depreciation) on:                                          (2,638)               4,014             17,961
         Investments                                                    -                    -                  -
         Foreign currency related items                                 -                    -                  -
         Futures contracts and options written                          -                    -                  -
         Investment securities sold short             -------------------- --------------------  -----------------
                                                      -------------------- --------------------  -----------------

 NET INCREASE (DECREASE) IN NET ASSETS                              3,006               21,386             24,030
    FROM OPERATIONS                                   -------------------- --------------------  -----------------


 DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                                       (110)              (2,504)                 -
       Class A                                                          -                    -                  -
       Class B (a)
    From net realized gains on
       investment transactions                                          -                    -                  -
       Class A                                                          -                    -                  -
       Class B (a)                                    -------------------- --------------------  -----------------
                                                      -------------------- --------------------  -----------------
                                                                     (110)              (2,504)                 -
 TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  -------------------- --------------------  -----------------


 SHARE TRANSACTIONS(1)
    Proceeds from the sale of shares                               29,207              150,677             83,436
       Class A                                                          3                   19                  7
       Class B (a)
    Proceeds in connection with acquisition                             -               13,508                  -
       Class A                                                          -                    -                  -
       Class B (a)
    Reinvestment of distributions                                     110                2,504                  -
       Class A                                                          -                    -                  -
       Class B (a)
    Cost of shares redeemed                                      (115,764)             (73,504)           (47,691)
       Class A                                                          -                   (1)                (1)
       Class B (a)                                    -------------------- --------------------  -----------------

 NET INCREASE (DECREASE) IN NET ASSETS FROM                       (86,444)              93,203             35,751
    SHARE TRANSACTIONS                                -------------------- --------------------  -----------------

                                                                  (83,548)             112,085             59,781
 NET INCREASE (DECREASE) IN NET ASSETS
                                                                  128,518              245,913            109,972
 NET ASSETS BEGINNING OF PERIOD                       -------------------- --------------------  -----------------

                                                                 $ 44,970            $ 357,998          $ 169,753
 NET ASSETS END OF PERIOD                             ==================== ====================  =================


 UNDISTRIBUTED (ACCUMULATED) NET                                     $ 14                 $ 60                $ -
    INVESTMENT INCOME (LOSS)                          ==================== ====================  =================


 (1)SHARE TRANSACTIONS
    Shares sold                                                     2,910               10,672              4,660
       Class A                                                          -                    1                  -
       Class B (a)
    Shares issued in connection with acquisition                        -                  973                  -
       Class A                                                          -                    -                  -
       Class B (a)
    Reinvestment of distributions                                      10                  168                  -
       Class A                                                          -                    -                  -
       Class B (a)
    Shares redeemed                                               (11,601)              (5,242)            (2,701)
       Class A                                                          -                    -                  -
       Class B (a)                                    -------------------- --------------------  -----------------
                                                                   (8,681)               6,572              1,959
    Net increase (decrease)                           ==================== ====================  =================
 --------------------------------------------------   ==================== ====================  =================

(a) Period from March 5, 2004 (commencement of operations)


                       See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                          JNL/FMR            JNL/FMR         JNL/JPMorgan         JNL/Lazard
                                                         Balanced            Capital        International           Mid Cap
OPERATIONS                                                 Fund            Growth Fund        Value Fund          Value Fund
                                                     ------------------  ----------------- -----------------  --------------------
   Net investment income (loss)                                $ 1,249              $ 620             $ 585                 $ 336
   Net realized gain (loss) on:
      Distributions from investment companies                        -                  -                 -                     -
      Investments                                                9,555             33,057             4,102                28,927
      Foreign currency related items                               (23)               (23)              147                     -
      Futures contracts and options written                          -                303               207                     -
      Investment securities sold short                               -                  -                 -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             (1,505)            (4,986)            7,544                 9,700
        Foreign currency related items                               1                  -               (65)                    -
        Futures contracts and options written                        -                  -               (85)                    -
        Investment securities sold short                             -                  -                 -                     -
                                                     ------------------  ----------------- -----------------  --------------------
                                                     ------------------  ----------------- -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               9,277             28,971            12,435                38,963
                                                     ------------------  ----------------- -----------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (1,265)                 -              (713)                 (281)
      Class B (a)                                                    -                  -                 -                     -
   From net realized gains on
      investment transactions
      Class A                                                        -                  -                (5)              (23,036)
      Class B (a)                                                    -                  -                 -                    (3)
                                                     ------------------  ----------------- -----------------  --------------------
                                                     ------------------  ----------------- -----------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (1,265)                 -              (718)              (23,320)
                                                     ------------------  ----------------- -----------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   32,843             72,402            63,170               128,729
      Class B (a)                                                    2                  3                 5                    39
   Proceeds in connection with acquisition
      Class A                                                        -                  -                 -                     -
      Class B (a)                                                    -                  -                 -                     -
   Reinvestment of distributions
      Class A                                                    1,265                  -               718                23,317
      Class B (a)                                                    -                  -                 -                     3
   Cost of shares redeemed
      Class A                                                  (51,818)           (48,984)          (23,133)              (87,946)
      Class B (a)                                                    -                  -                 -                   (12)
                                                     ------------------  ----------------- -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          (17,708)            23,421            40,760                64,130
                                                     ------------------  ----------------- -----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (9,696)            52,392            52,477                79,773

NET ASSETS BEGINNING OF PERIOD                                 114,262            158,013            29,609               142,798
                                                     ------------------  ----------------- -----------------  --------------------

NET ASSETS END OF PERIOD                                     $ 104,566          $ 210,405          $ 82,086             $ 222,571
                                                     ==================  ================= =================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 11              $ 597             $ 139                  $ 44
                                                     ==================  ================= =================  ====================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    3,493              5,085             7,739                 8,914
      Class B (a)                                                    -                  -                 1                     3
   Shares issued in connection with acquisition
      Class A                                                        -                  -                 -                     -
      Class B (a)                                                    -                  -                 -                     -
   Reinvestment of distributions
      Class A                                                      127                  -                78                 1,609
      Class B (a)                                                    -                  -                 -                     -
   Shares redeemed
      Class A                                                   (5,517)            (3,560)           (2,853)               (6,201)
      Class B (a)                                                    -                  -                 -                    (1)
                                                     ------------------  ----------------- -----------------  --------------------
   Net increase (decrease)                                      (1,897)             1,525             4,965                 4,324
---------------------------------------------------- ==================  ================= =================  ====================
                                                     ==================  ================= =================  ====================




                                                                            JNL/Mellon
                                                                              Capital
                                                         JNL/Lazard         Management
                                                         Small Cap          Bond Index
OPERATIONS                                               Value Fund            Fund
                                                     ------------------- ------------------
   Net investment income (loss)                                  $ (339)           $ 3,850
   Net realized gain (loss) on:
      Distributions from investment companies                         -                  -
      Investments                                                25,739                973
      Foreign currency related items                                  -                  -
      Futures contracts and options written                           -                 12
      Investment securities sold short                                -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               1,450                 50
        Foreign currency related items                                -                  -
        Futures contracts and options written                         -                 (4)
        Investment securities sold short                              -                  -
                                                     ------------------- ------------------
                                                     ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               26,850              4,881
                                                     ------------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       (90)              (326)
      Class B (a)                                                     -                  -
   From net realized gains on
      investment transactions
      Class A                                                   (17,961)                (9)
      Class B (a)                                                    (2)                 -
                                                     ------------------- ------------------
                                                     ------------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (18,053)              (335)
                                                     ------------------- ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   109,731            107,284
      Class B (a)                                                    34                 33
   Proceeds in connection with acquisition
      Class A                                                         -                  -
      Class B (a)                                                     -                  -
   Reinvestment of distributions
      Class A                                                    18,051                335
      Class B (a)                                                     2                  -
   Cost of shares redeemed
      Class A                                                   (72,919)           (79,272)
      Class B (a)                                                    (9)               (16)
                                                     ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            54,890             28,364
                                                     ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                            63,687             32,910

NET ASSETS BEGINNING OF PERIOD                                  155,191             83,547
                                                     ------------------- ------------------

NET ASSETS END OF PERIOD                                      $ 218,878          $ 116,457
                                                     =================== ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 78            $ 3,554
                                                     =================== ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                     8,047             10,111
      Class B (a)                                                     3                  3
   Shares issued in connection with acquisition
      Class A                                                         -                  -
      Class B (a)                                                     -                  -
   Reinvestment of distributions
      Class A                                                     1,311                 31
      Class B (a)                                                     -                  -
   Shares redeemed
      Class A                                                    (5,408)            (7,369)
      Class B (a)                                                    (1)                (1)
                                                     ------------------- ------------------
   Net increase (decrease)                                        3,952              2,775
---------------------------------------------------- =================== ==================
                                                     =================== ==================

(a) Period from March 5, 2004 (commencement of operations)


                       See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           JNL/Mellon
                                                             Capital            JNL/Mellon          JNL/Mellon
                                                           Management            Capital             Capital
                                                            Enhanced            Management          Management
                                                          S&P 500 Stock       International       S&P 400 MidCap
OPERATIONS                                                 Index Fund           Index Fund          Index Fund
                                                       --------------------  -----------------  -------------------
   Net investment income (loss)                                    $ 1,825            $ 3,608                $ 838
   Net realized gain (loss) on:
      Distributions from investment companies                            -                  -                    -
      Investments                                                    8,335              1,067                3,458
      Foreign currency related items                                     -                208                    -
      Futures contracts and options written                            542              1,340                  991
      Investment securities sold short                                   -                  -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                  7,695             36,881               18,174
        Foreign currency related items                                   -                 22                    -
        Futures contracts and options written                           42                (39)                 116
        Investment securities sold short                                 -                  -                    -
                                                       --------------------  -----------------  -------------------
                                                       --------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  18,439             43,087               23,577
                                                       --------------------  -----------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                         (485)              (245)                 (10)
      Class B (a)                                                        -                  -                    -
   From net realized gains on
      investment transactions
      Class A                                                            -                  -                    -
      Class B (a)                                                        -                  -                    -
                                                       --------------------  -----------------  -------------------
                                                       --------------------  -----------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (485)              (245)                 (10)
                                                       --------------------  -----------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                      142,564            211,498              136,125
      Class B (a)                                                       30                 80                  140
   Proceeds in connection with acquisition
      Class A                                                            -                  -                    -
      Class B (a)                                                        -                  -                    -
   Reinvestment of distributions
      Class A                                                          485                245                   10
      Class B (a)                                                        -                  -                    -
   Cost of shares redeemed
      Class A                                                      (68,626)           (53,605)             (42,016)
      Class B (a)                                                      (27)               (38)                 (62)
                                                       --------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               74,426            158,180               94,197
                                                       --------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                               92,380            201,022              117,764

NET ASSETS BEGINNING OF PERIOD                                      89,068             97,126               81,077
                                                       --------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                         $ 181,448          $ 298,148            $ 198,841
                                                       ====================  =================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 1,821            $ 3,689                $ 837
                                                       ====================  =================  ===================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                       17,692             17,736               11,403
      Class B (a)                                                        4                  7                   12
   Shares issued in connection with acquisition
      Class A                                                            -                  -                    -
      Class B (a)                                                        -                  -                    -
   Reinvestment of distributions
      Class A                                                           55                 18                    1
      Class B (a)                                                        -                  -                    -
   Shares redeemed
      Class A                                                       (8,367)            (4,424)              (3,506)
      Class B (a)                                                       (3)                (3)                  (5)
                                                       --------------------  -----------------  -------------------
   Net increase (decrease)                                           9,381             13,334                7,905
-----------------------------------------------------  ====================  =================  ===================





                                                          JNL/Mellon          JNL/Mellon
                                                            Capital            Capital              JNL/               JNL/
                                                          Management          Management         Oppenheimer        Oppenheimer
                                                         S&P 500 Index        Small Cap            Global             Growth
OPERATIONS                                                   Fund             Index Fund         Growth Fund           Fund
                                                       ------------------  -----------------  ------------------  ----------------
   Net investment income (loss)                                  $ 4,046              $ 957               $ 909              $ 33
   Net realized gain (loss) on:
      Distributions from investment companies                          -                  -                   -                 -
      Investments                                                  1,245              4,377               6,780             2,602
      Foreign currency related items                                   -                  -                (422)                -
      Futures contracts and options written                          776                797                   -               (26)
      Investment securities sold short                                 -                  -                   -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               24,421             16,683              24,160            (1,646)
        Foreign currency related items                                 -                  -                  17                 -
        Futures contracts and options written                         66                (65)                  -                 -
        Investment securities sold short                               -                  -                   -                 -
                                                       ------------------  -----------------  ------------------  ----------------
                                                       ------------------  -----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                30,554             22,749              31,444               963
                                                       ------------------  -----------------  ------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                     (4,035)                (6)               (288)                -
      Class B (a)                                                     (2)                 -                   -                 -
   From net realized gains on
      investment transactions
      Class A                                                     (1,593)              (333)                  -                 -
      Class B (a)                                                     (1)                 -                   -                 -
                                                       ------------------  -----------------  ------------------  ----------------
                                                       ------------------  -----------------  ------------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (5,631)              (339)               (288)                -
                                                       ------------------  -----------------  ------------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                    237,627            117,624             143,594            16,812
      Class B (a)                                                    368                119                  30                 1
   Proceeds in connection with acquisition
      Class A                                                          -                  -                   -                 -
      Class B (a)                                                      -                  -                   -                 -
   Reinvestment of distributions
      Class A                                                      5,628                339                 288                 -
      Class B (a)                                                      3                  -                   -                 -
   Cost of shares redeemed
      Class A                                                    (96,656)           (42,669)            (44,613)          (26,289)
      Class B (a)                                                   (147)               (46)                 (9)                -
                                                       ------------------  -----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            146,823             75,367              99,290            (9,476)
                                                       ------------------  -----------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                            171,746             97,777             130,446            (8,513)

NET ASSETS BEGINNING OF PERIOD                                   190,338             76,130             104,625            32,993
                                                       ------------------  -----------------  ------------------  ----------------

NET ASSETS END OF PERIOD                                       $ 362,084          $ 173,907           $ 235,071          $ 24,480
                                                       ==================  =================  ==================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                          $ 5              $ 955               $ 459              $ 33
                                                       ==================  =================  ==================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                     23,634              9,830              13,623             2,019
      Class B (a)                                                     37                 10                   3                 -
   Shares issued in connection with acquisition
      Class A                                                          -                  -                   -                 -
      Class B (a)                                                      -                  -                   -                 -
   Reinvestment of distributions
      Class A                                                        528                 25                  24                 -
      Class B (a)                                                      -                  -                   -                 -
   Shares redeemed
      Class A                                                     (9,586)            (3,562)             (4,264)           (3,169)
      Class B (a)                                                    (15)                (4)                 (1)                -
                                                       ------------------  -----------------  ------------------  ----------------
   Net increase (decrease)                                        14,598              6,299               9,385            (1,150)
-----------------------------------------------------  ==================  =================  ==================  ================


 (a) Period from March 5, 2004 (commencement of operations)


                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                          JNL/PIMCO         JNL/Putnam         JNL/Putnam           JNL/Putnam
                                                        Total Return          Equity          International           Midcap
OPERATIONS                                                Bond Fund            Fund            Equity Fund         Growth Fund
                                                       ----------------  -----------------  ------------------  -------------------
   Net investment income (loss)                                $ 6,399            $ 1,436               $ 878               $ (188)
   Net realized gain (loss) on:
      Distributions from investment companies                        -                  -                   -                    -
      Investments                                                4,919             15,766              10,146                4,145
      Foreign currency related items                              (359)                 1                 391                    -
      Futures contracts and options written                      7,007                 30                   -                    -
      Investment securities sold short                            (131)                 -                   -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              1,074                847               1,662                1,351
        Foreign currency related items                            (100)                 -                 144                    -
        Futures contracts and options written                   (1,935)                 2                   -                    -
        Investment securities sold short                            23                  -                   -                    -
                                                       ----------------  -----------------  ------------------  -------------------
                                                       ----------------  -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              16,897             18,082              13,221                5,308
                                                       ----------------  -----------------  ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (6,169)              (860)             (1,170)                   -
      Class B (a)                                                    -                  -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                   (4,007)                 -                   -                    -
      Class B (a)                                                    -                  -                   -                    -
                                                       ----------------  -----------------  ------------------  -------------------
                                                       ----------------  -----------------  ------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (10,176)              (860)             (1,170)                   -
                                                       ----------------  -----------------  ------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  224,183             12,647              28,336               12,922
      Class B (a)                                                   34                 10                   1                    1
   Proceeds in connection with acquisition
      Class A                                                        -                  -                   -                    -
      Class B (a)                                                    -                  -                   -                    -
   Reinvestment of distributions
      Class A                                                   10,176                860               1,170                    -
      Class B (a)                                                    -                  -                   -                    -
   Cost of shares redeemed
      Class A                                                 (168,257)           (45,986)            (43,370)             (13,310)
      Class B (a)                                                   (4)                 -                   -                    -
                                                       ----------------  -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           66,132            (32,469)            (13,863)                (387)
                                                       ----------------  -----------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           72,853            (15,247)             (1,812)               4,921

NET ASSETS BEGINNING OF PERIOD                                 317,301            164,927              96,811               28,909
                                                       ----------------  -----------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                     $ 390,154          $ 149,680            $ 94,999             $ 33,830
                                                       ================  =================  ==================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 5,577            $ 1,263               $ 153                  $ -
                                                       ================  =================  ==================  ===================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   18,764                747               2,863                1,812
      Class B (a)                                                    3                  1                   -                    -
   Shares issued in connection with acquisition
      Class A                                                        -                  -                   -                    -
      Class B (a)                                                    -                  -                   -                    -
   Reinvestment of distributions
      Class A                                                      851                 46                 108                    -
      Class B (a)                                                    -                  -                   -                    -
   Shares redeemed
      Class A                                                  (13,992)            (2,712)             (4,437)              (1,873)
      Class B (a)                                                    -                  -                   -                    -
                                                       ----------------  -----------------  ------------------  -------------------
   Net increase (decrease)                                       5,626             (1,918)             (1,466)                 (61)
-----------------------------------------------------  ================  =================  ==================  ===================
                                                       ================  =================  ==================  ===================



                                                                                JNL/S&P              JNL/S&P
                                                           JNL/Putnam           Managed              Managed
                                                              Value            Aggressive         Conservative
OPERATIONS                                                 Equity Fund        Growth Fund           Fund (b)
                                                        ------------------ -------------------  ------------------
   Net investment income (loss)                                   $ 2,941             $ 1,244               $ 184
   Net realized gain (loss) on:
      Distributions from investment companies                           -               6,492                  66
      Investments                                                  22,541              16,138                  19
      Foreign currency related items                                    1                   -                   -
      Futures contracts and options written                            13                   -                   -
      Investment securities sold short                                  -                   -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                (4,851)             38,808                 (21)
        Foreign currency related items                                  -                   -                   -
        Futures contracts and options written                           -                   -                   -
        Investment securities sold short                                -                   -                   -
                                                        ------------------ -------------------  ------------------
                                                        ------------------ -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 20,645              62,682                 248
                                                        ------------------ -------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      (2,931)               (698)                  -
      Class B (a)                                                       -                   -                   -
   From net realized gains on
      investment transactions
      Class A                                                           -                   -                   -
      Class B (a)                                                       -                   -                   -
                                                        ------------------ -------------------  ------------------
                                                        ------------------ -------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (2,931)               (698)                  -
                                                        ------------------ -------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                      39,785              97,900              16,695
      Class B (a)                                                       1                   -                   -
   Proceeds in connection with acquisition
      Class A                                                           -             411,703                   -
      Class B (a)                                                       -                   -                   -
   Reinvestment of distributions
      Class A                                                       2,931                 698                   -
      Class B (a)                                                       -                   -                   -
   Cost of shares redeemed
      Class A                                                    (154,547)            (65,590)             (3,034)
      Class B (a)                                                       -                   -                   -
                                                        ------------------ -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (111,830)            444,711              13,661
                                                        ------------------ -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             (94,116)            506,695              13,909

NET ASSETS BEGINNING OF PERIOD                                    309,732             164,016                   -
                                                        ------------------ -------------------  ------------------

NET ASSETS END OF PERIOD                                        $ 215,616           $ 670,711            $ 13,909
                                                        ================== ===================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                           $ 5             $ 2,889               $ 198
                                                        ================== ===================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                       2,421               8,941               1,640
      Class B (a)                                                       -                   -                   -
   Shares issued in connection with acquisition
      Class A                                                           -              37,808                   -
      Class B (a)                                                       -                   -                   -
   Reinvestment of distributions
      Class A                                                         168                  59                   -
      Class B (a)                                                       -                   -                   -
   Shares redeemed
      Class A                                                      (9,466)             (5,934)               (297)
      Class B (a)                                                       -                   -                   -
                                                        ------------------ -------------------  ------------------
   Net increase (decrease)                                         (6,877)             40,874               1,343
-----------------------------------------------------   ================== ===================  ==================
                                                        ================== ===================  ==================

(a) Period from March 5, 2004 (commencement of operations)
(b) Period from October 4, 2004 (commencement of operations)


                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                JNL/S&P            JNL/S&P          JNL/Salomon
                                                            JNL/S&P             Managed            Managed            Brothers
                                                            Managed            Moderate           Moderate           High Yield
OPERATIONS                                                Growth Fund          Fund (b)          Growth Fund         Bond Fund
                                                     ---------------------- ----------------  ------------------  -----------------
   Net investment income (loss)                                    $ 5,403            $ 206             $ 6,116            $ 5,777
   Net realized gain (loss) on:
      Distributions from investment companies                       10,089              160               5,424                  -
      Investments                                                   25,661                2               8,859              5,241
      Foreign currency related items                                     -                -                   -                  -
      Futures contracts and options written                              -                -                   -                  -
      Investment securities sold short                                   -                -                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 56,336               97              31,922             (1,150)
        Foreign currency related items                                   -                -                   -                  -
        Futures contracts and options written                            -                -                   -                  -
        Investment securities sold short                                 -                -                   -                  -
                                                     ---------------------- ----------------  ------------------  -----------------
                                                     ---------------------- ----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  97,489              465              52,321              9,868
                                                     ---------------------- ----------------  ------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       (5,127)               -              (5,827)            (5,803)
      Class B (a)                                                        -                -                   -                  -
   From net realized gains on
      investment transactions
      Class A                                                       (3,197)               -              (8,768)               (67)
      Class B (a)                                                        -                -                   -                  -
                                                     ---------------------- ----------------  ------------------  -----------------
                                                     ---------------------- ----------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (8,324)               -             (14,595)            (5,870)
                                                     ---------------------- ----------------  ------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                      345,735           21,057             236,773             58,220
      Class B (a)                                                        -                -                   -                  9
   Proceeds in connection with acquisition
      Class A                                                       94,807                -              30,405            287,129
      Class B (a)                                                        -                -                   -                  4
   Reinvestment of distributions
      Class A                                                        8,324                -              14,595              5,870
      Class B (a)                                                        -                -                   -                  -
   Cost of shares redeemed
      Class A                                                     (146,356)          (1,649)           (102,715)           (89,732)
      Class B (a)                                                        -                -                   -                  -
                                                     ---------------------- ----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              302,510           19,408             179,058            261,500
                                                     ---------------------- ----------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                              391,675           19,873             216,784            265,498

NET ASSETS BEGINNING OF PERIOD                                     609,887                -             402,322             19,464
                                                     ---------------------- ----------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                       $ 1,001,562         $ 19,873           $ 619,106          $ 284,962
                                                     ====================== ================  ==================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 3,803            $ 257             $ 1,954                $ 1
                                                     ====================== ================  ==================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                       30,585            2,046              21,305              6,860
      Class B (a)                                                        -                -                   -                  1
   Shares issued in connection with acquisition
      Class A                                                        8,435                -               2,792             34,108
      Class B (a)                                                        -                -                   -                  1
   Reinvestment of distributions
      Class A                                                          684                -               1,256                691
      Class B (a)                                                        -                -                   -                  -
   Shares redeemed
      Class A                                                      (12,896)            (160)             (9,204)           (10,588)
      Class B (a)                                                        -                -                   -                  -
                                                     ---------------------- ----------------  ------------------  -----------------
   Net increase (decrease)                                          26,808            1,886              16,149             31,073
---------------------------------------------------- ====================== ================  ==================  =================
                                                     ====================== ================  ==================  =================



                                                                            JNL/Salomon
                                                        JNL/Salomon          Brothers
                                                         Brothers         U.S. Government        JNL/Select
                                                      Strategic Bond         & Quality            Balanced
OPERATIONS                                                 Fund              Bond Fund              Fund
                                                     ------------------ --------------------  ------------------
   Net investment income (loss)                               $ 10,694              $ 8,732             $ 8,003
   Net realized gain (loss) on:
      Distributions from investment companies                        -                    -                   -
      Investments                                                6,073                2,585              40,347
      Foreign currency related items                            (1,127)                   -                   -
      Futures contracts and options written                       (808)                (131)                  -
      Investment securities sold short                               -                    -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                473               (2,189)            (12,607)
        Foreign currency related items                             265                    -                   -
        Futures contracts and options written                      336                  (34)                  -
        Investment securities sold short                             -                    -                   -
                                                     ------------------ --------------------  ------------------
                                                     ------------------ --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              15,906                8,963              35,743
                                                     ------------------ --------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                  (10,205)              (8,854)               (375)
      Class B (a)                                                    -                    -                   -
   From net realized gains on
      investment transactions
      Class A                                                   (3,552)              (1,100)             (2,289)
      Class B (a)                                                    -                    -                   -
                                                     ------------------ --------------------  ------------------
                                                     ------------------ --------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (13,757)              (9,954)             (2,664)
                                                     ------------------ --------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  121,437               67,434             115,366
      Class B (a)                                                    8                   17                  24
   Proceeds in connection with acquisition
      Class A                                                        -                    -              12,867
      Class B (a)                                                    -                    -                   -
   Reinvestment of distributions
      Class A                                                   13,757                9,954               2,664
      Class B (a)                                                    -                    -                   -
   Cost of shares redeemed
      Class A                                                  (98,560)            (135,808)            (86,551)
      Class B (a)                                                    -                   (4)                 (3)
                                                     ------------------ --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           36,642              (58,407)             44,367
                                                     ------------------ --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           38,791              (59,398)             77,446

NET ASSETS BEGINNING OF PERIOD                                 197,923              257,274             303,892
                                                     ------------------ --------------------  ------------------

NET ASSETS END OF PERIOD                                     $ 236,714            $ 197,876           $ 381,338
                                                     ================== ====================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 415                $ 262             $ 7,680
                                                     ================== ====================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   10,471                5,809               7,193
      Class B (a)                                                    1                    1                   1
   Shares issued in connection with acquisition
      Class A                                                        -                    -                 785
      Class B (a)                                                    -                    -                   -
   Reinvestment of distributions
      Class A                                                    1,201                  881                 156
      Class B (a)                                                    -                    -                   -
   Shares redeemed
      Class A                                                   (8,394)             (11,625)             (5,405)
      Class B (a)                                                    -                    -                   -
                                                     ------------------ --------------------  ------------------
   Net increase (decrease)                                       3,279               (4,934)              2,730
---------------------------------------------------- ================== ====================  ==================
                                                     ================== ====================  ==================

(a) Period from March 5, 2004 (commencement of operations)
(b) Period from October 4, 2004 (commencement of operations)



                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                JNL/Select            JNL/Select          JNL/Select
                                                               Global Growth          Large Cap              Money
OPERATIONS                                                         Fund              Growth Fund          Market Fund
                                                           ---------------------- -------------------  ------------------
   Net investment income (loss)                                          $ 1,121              $ (244)            $ 1,600
   Net realized gain (loss) on:
      Distributions from investment companies                                  -                   -                   -
      Investments                                                         22,281              55,795                   -
      Foreign currency related items                                        (134)                 23                   -
      Futures contracts and options written                                    -                   -                   -
      Investment securities sold short                                         -                   -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                       (1,509)            (26,108)                  -
        Foreign currency related items                                        (4)                  -                   -
        Futures contracts and options written                                  -                   -                   -
        Investment securities sold short                                       -                   -                   -
                                                           ---------------------- -------------------  ------------------
                                                           ---------------------- -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                        21,755              29,466               1,600
                                                           ---------------------- -------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                                  -                   -              (1,600)
      Class B (a)                                                              -                   -                   -
   From net realized gains on
      investment transactions
      Class A                                                                  -                   -                   -
      Class B (a)                                                              -                   -                   -
                                                           ---------------------- -------------------  ------------------
                                                           ---------------------- -------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            -                   -              (1,600)
                                                           ---------------------- -------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                             55,430              96,877             358,200
      Class B (a)                                                              1                   2                 223
   Proceeds in connection with acquisition
      Class A                                                                  -                   -                   -
      Class B (a)                                                              -                   -                   -
   Reinvestment of distributions
      Class A                                                                  -                   -               1,600
      Class B (a)                                                              -                   -                   -
   Cost of shares redeemed
      Class A                                                            (56,521)            (88,704)           (306,425)
      Class B (a)                                                              -                   -                (185)
                                                           ---------------------- -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                     (1,090)              8,175              53,413
                                                           ---------------------- -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                     20,665              37,641              53,413

NET ASSETS BEGINNING OF PERIOD                                           197,288             257,852             184,440
                                                           ---------------------- -------------------  ------------------

NET ASSETS END OF PERIOD                                               $ 217,953           $ 295,493           $ 237,853
                                                           ====================== ===================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                                $ 971                 $ -                 $ -
                                                           ====================== ===================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                              3,079               5,224             358,200
      Class B (a)                                                              -                   -                 223
   Shares issued in connection with acquisition
      Class A                                                                  -                   -                   -
      Class B (a)                                                              -                   -                   -
   Reinvestment of distributions
      Class A                                                                  -                   -               1,600
      Class B (a)                                                              -                   -                   -
   Shares redeemed
      Class A                                                             (3,169)             (4,834)           (306,425)
      Class B (a)                                                              -                   -                (185)
                                                           ---------------------- -------------------  ------------------
   Net increase (decrease)                                                   (90)                390              53,413
---------------------------------------------------------  ====================== ===================  ==================
                                                           ====================== ===================  ==================


                                                                                 JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                                                                   Price               Price             Price
                                                              JNL/Select        Established           Mid-Cap            Value
OPERATIONS                                                    Value Fund        Growth Fund         Growth Fund           Fund
                                                            ----------------  -----------------  ------------------  -------------
   Net investment income (loss)                                     $ 1,880            $ 2,749            $ (2,539)       $ 4,234
   Net realized gain (loss) on:
      Distributions from investment companies                             -                  -                   -              -
      Investments                                                    14,763             25,585              29,158         16,880
      Foreign currency related items                                      -               (308)                 (4)           (50)
      Futures contracts and options written                               -                (73)               (126)             -
      Investment securities sold short                                    -                  -                   -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                   2,121             25,569              53,310         40,958
        Foreign currency related items                                    -                  -                   -              -
        Futures contracts and options written                             -                  -                   -              -
        Investment securities sold short                                  -                  -                   -              -
                                                            ----------------  -----------------  ------------------  -------------
                                                            ----------------  -----------------  ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   18,764             53,522              79,799         62,022
                                                            ----------------  -----------------  ------------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          (523)            (2,214)                  -         (2,908)
      Class B (a)                                                         -                  -                   -              -
   From net realized gains on
      investment transactions
      Class A                                                          (945)                 -             (27,626)             -
      Class B (a)                                                         -                  -                  (2)             -
                                                            ----------------  -----------------  ------------------  -------------
                                                            ----------------  -----------------  ------------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (1,468)            (2,214)            (27,628)        (2,908)
                                                            ----------------  -----------------  ------------------  -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                       136,824            210,635             207,599        217,772
      Class B (a)                                                        26                 24                  30             42
   Proceeds in connection with acquisition
      Class A                                                             -                  -                   -              -
      Class B (a)                                                         -                  -                   -              -
   Reinvestment of distributions
      Class A                                                         1,468              2,214              27,626          2,908
      Class B (a)                                                         -                  -                   2              -
   Cost of shares redeemed
      Class A                                                       (55,834)          (131,316)           (125,195)      (199,137)
      Class B (a)                                                        (2)                (2)                 (2)            (9)
                                                            ----------------  -----------------  ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                82,482             81,555             110,060         21,576
                                                            ----------------  -----------------  ------------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS                                99,778            132,863             162,231         80,690

NET ASSETS BEGINNING OF PERIOD                                       54,532            474,046             379,541        404,470
                                                            ----------------  -----------------  ------------------  -------------

NET ASSETS END OF PERIOD                                          $ 154,310          $ 606,909           $ 541,772      $ 485,160
                                                            ================  =================  ==================  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 1,880              $ 595                 $ 1        $ 4,185
                                                            ================  =================  ==================  =============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                         9,004             12,401               8,018         17,614
      Class B (a)                                                         2                  1                   1              3
   Shares issued in connection with acquisition
      Class A                                                             -                  -                   -              -
      Class B (a)                                                         -                  -                   -              -
   Reinvestment of distributions
      Class A                                                            88                121                 998            214
      Class B (a)                                                         -                  -                   -              -
   Shares redeemed
      Class A                                                        (3,569)            (7,725)             (4,827)       (16,196)
      Class B (a)                                                         -                  -                   -              -
                                                            ----------------  -----------------  ------------------  -------------
   Net increase (decrease)                                            5,525              4,798               4,190          1,635
---------------------------------------------------------   ================  =================  ==================  =============
                                                            ================  =================  ==================  =============


(a) Period from March 5, 2004 (commencement of operations)


                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                           JNL/AIM              JNL/AIM           JNL/Alger         JNL/Alliance
                                                          Large Cap            Small Cap            Growth         Capital Growth
OPERATIONS                                               Growth Fund          Growth Fund            Fund               Fund
                                                      -------------------  ------------------  -----------------  ------------------
   Net investment income (loss)                                    $ (73)             $ (203)            $ (533)              $ 110
   Net realized gain (loss) on:
      Distributions from investment companies                          -                   -                  -                   -
      Investments                                                    557                (403)            21,391              (5,581)
      Foreign currency related items                                   -                   -                  -                   -
      Futures contracts and options written                           (1)                111                  -                   -
      Investment securities sold short                                 -                   -                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                4,253               7,948             39,835              28,034
        Foreign currency related items                                 -                   -                  -                   -
        Futures contracts and options written                          -                  15                  -                   -
        Investment securities sold short                               -                   -                  -                   -
                                                      -------------------  ------------------  -----------------  ------------------
                                                      -------------------  ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 4,736               7,468             60,693              22,563
                                                      -------------------  ------------------  -----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                          -                   -                  -                   -
   From net realized gains on
      investment transactions                                          -                   -                  -                   -
                                                      -------------------  ------------------  -----------------  ------------------
                                                      -------------------  ------------------  -----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                   -                  -                   -
                                                      -------------------  ------------------  -----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                               36,498              37,760             63,061              60,050
   Reinvestment of distributions                                       -                   -                  -                   -
   Cost of shares redeemed                                       (11,670)            (14,203)           (54,526)            (40,986)
                                                      -------------------  ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             24,828              23,557              8,535              19,064
                                                      -------------------  ------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             29,564              31,025             69,228              41,627

NET ASSETS BEGINNING OF PERIOD                                     6,857              12,915            175,439              86,891
                                                      -------------------  ------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                                        $ 36,421            $ 43,940          $ 244,667           $ 128,518
                                                      ===================  ==================  =================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                          $ -                 $ -                $ -               $ 110
                                                      ===================  ==================  =================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                                     3,870               3,751              4,871               6,822
   Reinvestment of distributions                                       -                   -                  -                   -
   Shares redeemed                                                (1,277)             (1,519)            (4,374)             (4,753)
                                                      -------------------  ------------------  -----------------  ------------------
   Net increase (decrease)                                         2,593               2,232                497               2,069
                                                      ===================  ==================  =================  ==================
                                                      ===================  ==================  =================  ==================



                                                             JNL/Eagle         JNL/Eagle
                                                            Core Equity         SmallCap
OPERATIONS                                                     Fund           Equity Fund
                                                         ------------------ -----------------
   Net investment income (loss)                                    $ 1,520            $ (674)
   Net realized gain (loss) on:
      Distributions from investment companies                            -                 -
      Investments                                                    2,033            (1,796)
      Foreign currency related items                                     -                 -
      Futures contracts and options written                              -                 -
      Investment securities sold short                                   -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 38,762            33,573
        Foreign currency related items                                   -                 -
        Futures contracts and options written                            -                 -
        Investment securities sold short                                 -                 -
                                                         ------------------ -----------------
                                                         ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  42,315            31,103
                                                         ------------------ -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       (1,494)                -
   From net realized gains on
      investment transactions                                            -                 -
                                                         ------------------ -----------------
                                                         ------------------ -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (1,494)                -
                                                         ------------------ -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 95,642            39,769
   Reinvestment of distributions                                     1,494                 -
   Cost of shares redeemed                                         (41,286)          (37,098)
                                                         ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               55,850             2,671
                                                         ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                               96,671            33,774

NET ASSETS BEGINNING OF PERIOD                                     149,242            76,198
                                                         ------------------ -----------------

NET ASSETS END OF PERIOD                                         $ 245,913         $ 109,972
                                                         ================== =================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                           $ 61               $ -
                                                         ================== =================

(1)SHARE TRANSACTIONS
   Shares sold                                                       7,545             2,814
   Reinvestment of distributions                                       107                 -
   Shares redeemed                                                  (3,336)           (2,621)
                                                         ------------------ -----------------
   Net increase (decrease)                                           4,316               193
                                                         ================== =================
                                                         ================== =================

                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003




                                                          JNL/FMR           JNL/FMR           JNL/JPMorgan         JNL/Lazard
                                                         Balanced           Capital          International           Mid Cap
OPERATIONS                                                 Fund           Growth Fund          Value Fund          Value Fund
                                                      ----------------  -----------------  ------------------- --------------------
   Net investment income (loss)                               $ 1,502             $ (743)                $ 82                $ 400
   Net realized gain (loss) on:
      Distributions from investment companies                       -                  -                    -                    -
      Investments                                                (342)               443                1,098                5,696
      Foreign currency related items                               (1)                 -                  192                    -
      Futures contracts and options written                         -                  -                  185                    -
      Investment securities sold short                              -                  -                    -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            11,100             44,287                2,905               20,555
        Foreign currency related items                              -                  -                  180                    -
        Futures contracts and options written                       -                  -                  119                    -
        Investment securities sold short                            -                  -                    -                    -
                                                      ----------------  -----------------  ------------------- --------------------
                                                      ----------------  -----------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             12,259             43,987                4,761               26,651
                                                      ----------------  -----------------  ------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  (1,480)                 -                 (346)                (266)
   From net realized gains on
      investment transactions                                       -                  -                    -                    -
                                                      ----------------  -----------------  ------------------- --------------------
                                                      ----------------  -----------------  ------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (1,480)                 -                 (346)                (266)
                                                      ----------------  -----------------  ------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                            50,666             54,295               42,706               83,646
   Reinvestment of distributions                                1,480                  -                  346                  266
   Cost of shares redeemed                                    (24,254)           (75,938)             (23,500)             (44,389)
                                                      ----------------  -----------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          27,892            (21,643)              19,552               39,523
                                                      ----------------  -----------------  ------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                          38,671             22,344               23,967               65,908

NET ASSETS BEGINNING OF PERIOD                                 75,591            135,669                5,642               76,890
                                                      ----------------  -----------------  ------------------- --------------------

NET ASSETS END OF PERIOD                                    $ 114,262          $ 158,013             $ 29,609            $ 142,798
                                                      ================  =================  =================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 50                $ -                $ (30)               $ 119
                                                      ================  =================  =================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                  5,812              5,213                6,603                7,350
   Reinvestment of distributions                                  162                  -                   47                   20
   Shares redeemed                                             (2,792)            (7,180)              (3,793)              (4,029)
                                                      ----------------  -----------------  ------------------- --------------------
   Net increase (decrease)                                      3,182             (1,967)               2,857                3,341
                                                      ================  =================  =================== ====================
                                                      ================  =================  =================== ====================

                                                                                 JNL/Mellon
                                                                                   Capital
                                                           JNL/Lazard            Management
                                                           Small Cap             Bond Index
OPERATIONS                                                 Value Fund               Fund
                                                       -------------------  ----------------------
   Net investment income (loss)                                     $ 174                 $ 1,790
   Net realized gain (loss) on:
      Distributions from investment companies                           -                       -
      Investments                                                   2,297                     420
      Foreign currency related items                                    -                       -
      Futures contracts and options written                             -                     (30)
      Investment securities sold short                                  -                       -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                32,326                    (647)
        Foreign currency related items                                  -                       -
        Futures contracts and options written                           -                      17
        Investment securities sold short                                -                       -
                                                       -------------------  ----------------------
                                                       -------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 34,797                   1,550
                                                       -------------------  ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                           -                  (1,412)
   From net realized gains on
      investment transactions                                           -                    (925)
                                                       -------------------  ----------------------
                                                       -------------------  ----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                  (2,337)
                                                       -------------------  ----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                89,529                  61,738
   Reinvestment of distributions                                        -                   2,337
   Cost of shares redeemed                                        (43,694)                (14,027)
                                                       -------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              45,835                  50,048
                                                       -------------------  ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                              80,632                  49,261

NET ASSETS BEGINNING OF PERIOD                                     74,559                  34,286
                                                       -------------------  ----------------------

NET ASSETS END OF PERIOD                                        $ 155,191                $ 83,547
                                                       ===================  ======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 144                   $ 327
                                                       ===================  ======================

(1)SHARE TRANSACTIONS
   Shares sold                                                      8,192                   5,803
   Reinvestment of distributions                                        -                     222
   Shares redeemed                                                 (4,225)                 (1,320)
                                                       -------------------  ----------------------
   Net increase (decrease)                                          3,967                   4,705
                                                       ===================  ======================
                                                       ===================  ======================

                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                       JNL/Mellon
                                                         Capital              JNL/Mellon            JNL/Mellon
                                                       Management               Capital               Capital
                                                        Enhanced              Management            Management
                                                      S&P 500 Stock          International        S&P 400 MidCap
OPERATIONS                                             Index Fund             Index Fund            Index Fund
                                                   --------------------  ---------------------- --------------------
   Net investment income (loss)                                  $ 487                   $ 801                $ 241
   Net realized gain (loss) on:
      Distributions from investment companies                        -                       -                    -
      Investments                                                3,413                     (64)                  18
      Foreign currency related items                                 -                     399                    -
      Futures contracts and options written                        206                     478                  836
      Investment securities sold short                               -                       -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             11,269                  18,275               11,704
        Foreign currency related items                               -                      88                    -
        Futures contracts and options written                       86                     173                    6
        Investment securities sold short                             -                       -                    -
                                                   --------------------  ---------------------- --------------------
                                                   --------------------  ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              15,461                  20,150               12,805
                                                   --------------------  ---------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     (236)                 (1,094)                (230)
   From net realized gains on
      investment transactions                                        -                       -                    -
                                                   --------------------  ---------------------- --------------------
                                                   --------------------  ---------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (236)                 (1,094)                (230)
                                                   --------------------  ---------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                             57,742                  59,966               63,260
   Reinvestment of distributions                                   236                   1,094                  230
   Cost of shares redeemed                                     (26,206)                 (9,508)              (7,716)
                                                   --------------------  ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           31,772                  51,552               55,774
                                                   --------------------  ---------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                           46,997                  70,608               68,349

NET ASSETS BEGINNING OF PERIOD                                  42,071                  26,518               12,728
                                                   --------------------  ---------------------- --------------------

NET ASSETS END OF PERIOD                                      $ 89,068                $ 97,126             $ 81,077
                                                   ====================  ====================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 486                   $ 115                 $ 12
                                                   ====================  ====================== ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                   8,328                   6,248                6,347
   Reinvestment of distributions                                    30                      98                   20
   Shares redeemed                                              (3,957)                 (1,008)                (788)
                                                   --------------------  ---------------------- --------------------
   Net increase (decrease)                                       4,401                   5,338                5,579
                                                   ====================  ====================== ====================


                                                      JNL/Mellon          JNL/Mellon
                                                        Capital            Capital             JNL/
                                                      Management          Management        Oppenheimer
                                                     S&P 500 Index        Small Cap           Global
OPERATIONS                                               Fund             Index Fund        Growth Fund
                                                   ------------------  ----------------- ------------------
   Net investment income (loss)                              $ 1,213              $ 303              $ 390
   Net realized gain (loss) on:
      Distributions from investment companies                      -                  -                  -
      Investments                                               (161)               701             (1,086)
      Foreign currency related items                               -                  -               (224)
      Futures contracts and options written                    1,480              1,614                  -
      Investment securities sold short                             -                  -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           25,439             13,829             26,836
        Foreign currency related items                             -                  -                 77
        Futures contracts and options written                    116                 82                  -
        Investment securities sold short                           -                  -                  -
                                                   ------------------  ----------------- ------------------
                                                   ------------------  ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            28,087             16,529             25,993
                                                   ------------------  ----------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (1,511)              (269)                 -
   From net realized gains on
      investment transactions                                   (588)              (498)                 -
                                                   ------------------  ----------------- ------------------
                                                   ------------------  ----------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (2,099)              (767)                 -
                                                   ------------------  ----------------- ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          144,444             62,400            105,186
   Reinvestment of distributions                               2,099                767                  -
   Cost of shares redeemed                                   (28,969)           (22,826)           (77,076)
                                                   ------------------  ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        117,574             40,341             28,110
                                                   ------------------  ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        143,562             56,103             54,103

NET ASSETS BEGINNING OF PERIOD                                46,776             20,027             50,522
                                                   ------------------  ----------------- ------------------

NET ASSETS END OF PERIOD                                   $ 190,338           $ 76,130          $ 104,625
                                                   ==================  ================= ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 5               $ 27              $ 260
                                                   ==================  ================= ==================

(1)SHARE TRANSACTIONS
   Shares sold                                                16,481              6,319             13,324
   Reinvestment of distributions                                 218                 68                  -
   Shares redeemed                                            (3,351)            (2,263)           (10,002)
                                                   ------------------  ----------------- ------------------
   Net increase (decrease)                                    13,348              4,124              3,322
                                                   ==================  ================= ==================

                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                            JNL/
                                                        Oppenheimer          JNL/PIMCO        JNL/Putnam        JNL/Putnam
                                                           Growth          Total Return         Equity         International
OPERATIONS                                                  Fund             Bond Fund           Fund           Equity Fund
                                                     ------------------- ------------------ ----------------  ----------------
   Net investment income (loss)                                  $ (118)           $ 5,446            $ 694             $ 977
   Net realized gain (loss) on:
      Distributions from investment companies                         -                  -                -                 -
      Investments                                                  (447)             1,389            1,011            (6,824)
      Foreign currency related items                                  -                167                4               319
      Futures contracts and options written                           -              3,030                -                 -
      Investment securities sold short                                -               (778)               -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               4,371              2,052           35,302            27,809
        Foreign currency related items                                -                331                -                67
        Futures contracts and options written                         -                211                -                 -
        Investment securities sold short                              -                (50)               -                 -
                                                     ------------------- ------------------ ----------------  ----------------
                                                     ------------------- ------------------ ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                3,806             11,798           37,011            22,348
                                                     ------------------- ------------------ ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         -             (4,512)            (486)           (1,395)
   From net realized gains on
      investment transactions                                         -             (5,677)               -                 -
                                                     ------------------- ------------------ ----------------  ----------------
                                                     ------------------- ------------------ ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   -            (10,189)            (486)           (1,395)
                                                     ------------------- ------------------ ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                              22,341            217,280           49,306           137,550
   Reinvestment of distributions                                      -             10,189              486             1,395
   Cost of shares redeemed                                      (11,000)          (123,139)         (74,693)         (141,359)
                                                     ------------------- ------------------ ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            11,341            104,330          (24,901)           (2,414)
                                                     ------------------- ------------------ ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                            15,147            105,939           11,624            18,539

NET ASSETS BEGINNING OF PERIOD                                   17,846            211,362          153,303            78,272
                                                     ------------------- ------------------ ----------------  ----------------

NET ASSETS END OF PERIOD                                       $ 32,993          $ 317,301        $ 164,927          $ 96,811
                                                     =================== ================== ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ -            $ 5,796            $ 695             $ (13)
                                                     =================== ================== ================  ================

(1)SHARE TRANSACTIONS
   Shares sold                                                    2,913             18,220            3,591            17,928
   Reinvestment of distributions                                      -                865               30               150
   Shares redeemed                                               (1,468)           (10,317)          (5,406)          (18,310)
                                                                         ------------------
                                                     ------------------- ------------------ ----------------  ----------------
   Net increase (decrease)                                        1,445              8,768           (1,785)             (232)
                                                     =================== ================== ================  ================
                                                     =================== ================== ================  ================


                                                        JNL/Putnam         JNL/Putnam
                                                          Midcap              Value
OPERATIONS                                              Growth Fund        Equity Fund
                                                     ------------------  ----------------
   Net investment income (loss)                                 $ (118)          $ 3,135
   Net realized gain (loss) on:
      Distributions from investment companies                        -                 -
      Investments                                                   49           (13,318)
      Foreign currency related items                                 -                 1
      Futures contracts and options written                          4                 -
      Investment securities sold short                               -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              6,535            70,396
        Foreign currency related items                               -                 -
        Futures contracts and options written                        -                 -
        Investment securities sold short                             -                 -
                                                     ------------------  ----------------
                                                     ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               6,470            60,214
                                                     ------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                        -            (3,298)
   From net realized gains on
      investment transactions                                        -                 -
                                                     ------------------  ----------------
                                                     ------------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -            (3,298)
                                                     ------------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                             23,901            66,850
   Reinvestment of distributions                                     -             3,298
   Cost of shares redeemed                                     (20,109)          (73,432)
                                                     ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            3,792            (3,284)
                                                     ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           10,262            53,632

NET ASSETS BEGINNING OF PERIOD                                  18,647           256,100
                                                     ------------------  ----------------

NET ASSETS END OF PERIOD                                      $ 28,909         $ 309,732
                                                     ==================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ -               $ -
                                                     ==================  ================

(1)SHARE TRANSACTIONS
   Shares sold                                                   4,195             4,659
   Reinvestment of distributions                                     -               210
   Shares redeemed                                              (3,601)           (5,230)

                                                     ------------------  ----------------
   Net increase (decrease)                                         594              (361)
                                                     ==================  ================
                                                     ==================  ================

                        See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                         JNL/S&P                                  JNL/S&P            JNL/Salomon
                                                         Managed             JNL/S&P              Managed             Brothers
                                                        Aggressive           Managed              Moderate           High Yield
OPERATIONS                                             Growth Fund         Growth Fund          Growth Fund           Bond Fund
                                                    ------------------- -------------------  -------------------  ------------------
   Net investment income (loss)                                $ 1,172             $ 6,041              $ 5,356             $ 1,678
   Net realized gain (loss) on:
      Distributions from investment companies                      243               1,941                1,653                   -
      Investments                                               (1,249)             (2,635)                (823)                282
      Foreign currency related items                                 -                   -                    -                   -
      Futures contracts and options written                          -                   -                    -                   -
      Investment securities sold short                               -                   -                    -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             29,976              84,087               45,400               2,578
        Foreign currency related items                               -                   -                    -                   -
        Futures contracts and options written                        -                   -                    -                   -
        Investment securities sold short                             -                   -                    -                   -
                                                    ------------------- -------------------  -------------------  ------------------
                                                    ------------------- -------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              30,142              89,434               51,586               4,538
                                                    ------------------- -------------------  -------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                   (1,956)             (9,969)              (8,874)             (1,671)
   From net realized gains on
      investment transactions                                        -                   -                    -                   -
                                                    ------------------- -------------------  -------------------  ------------------
                                                    ------------------- -------------------  -------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (1,956)             (9,969)              (8,874)             (1,671)
                                                    ------------------- -------------------  -------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                             59,755             280,481              185,638              14,252
   Reinvestment of distributions                                 1,956               9,969                8,874               1,671
   Cost of shares redeemed                                     (22,991)            (91,571)             (62,735)            (16,405)
                                                    ------------------- -------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           38,720             198,879              131,777                (482)
                                                    ------------------- -------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           66,906             278,344              174,489               2,385

NET ASSETS BEGINNING OF PERIOD                                  97,110             331,543              227,833              17,079
                                                    ------------------- -------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                     $ 164,016           $ 609,887            $ 402,322            $ 19,464
                                                    =================== ===================  ===================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 11                $ 84                 $ 75                $ 27
                                                    =================== ===================  ===================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                                   6,325              27,588               18,230               1,863
   Reinvestment of distributions                                   189                 915                  824                 209
   Shares redeemed                                              (2,495)             (9,227)              (6,190)             (2,095)
                                                    ------------------- -------------------  -------------------  ------------------
   Net increase (decrease)                                       4,019              19,276               12,864                 (23)
                                                    =================== ===================  ===================  ==================
                                                    =================== ===================  ===================  ==================




                                                                               JNL/Salomon
                                                         JNL/Salomon            Brothers
                                                          Brothers           U.S. Government
                                                       Strategic Bond           & Quality           JNL/Select
OPERATIONS                                                  Fund                Bond Fund         Balanced Fund
                                                     --------------------  --------------------  -----------------
   Net investment income (loss)                                  $ 8,040               $ 9,586            $ 6,099
   Net realized gain (loss) on:
      Distributions from investment companies                          -                     -                  -
      Investments                                                  5,683                 1,988              5,162
      Foreign currency related items                                  65                     -                  -
      Futures contracts and options written                         (196)                 (891)                 -
      Investment securities sold short                                 -                     -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                6,751                (6,247)            38,651
        Foreign currency related items                              (585)                    -                  -
        Futures contracts and options written                       (134)               (1,305)                 -
        Investment securities sold short                               -                     -                  -
                                                     --------------------  --------------------  -----------------
                                                     --------------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                19,624                 3,131             49,912
                                                     --------------------  --------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     (8,348)               (8,985)            (5,687)
   From net realized gains on
      investment transactions                                     (2,473)               (3,071)            (2,244)
                                                     --------------------  --------------------  -----------------
                                                     --------------------  --------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (10,821)              (12,056)            (7,931)
                                                     --------------------  --------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                              103,967               116,258             91,878
   Reinvestment of distributions                                  10,821                12,056              7,931
   Cost of shares redeemed                                       (51,549)             (166,380)           (54,911)
                                                     --------------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             63,239               (38,066)            44,898
                                                     --------------------  --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                             72,042               (46,991)            86,879

NET ASSETS BEGINNING OF PERIOD                                   125,881               304,265            217,013
                                                     --------------------  --------------------  -----------------

NET ASSETS END OF PERIOD                                       $ 197,923             $ 257,274          $ 303,892
                                                     ====================  ====================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ (85)                $ 603              $ 376
                                                     ====================  ====================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                                     9,069                 9,701              6,381
   Reinvestment of distributions                                     949                 1,046                517
   Shares redeemed                                                (4,502)              (13,912)            (3,878)
                                                     --------------------  --------------------  -----------------
   Net increase (decrease)                                         5,516                (3,165)             3,020
                                                     ====================  ====================  =================
                                                     ====================  ====================  =================

                         See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003




                                                           JNL/Select           JNL/Select           JNL/Select
                                                          Global Growth          Large Cap             Money
OPERATIONS                                                    Fund              Growth Fund         Market Fund
                                                        ------------------  -------------------- -------------------
   Net investment income (loss)                                   $ 1,358                $ (661)              $ 924
   Net realized gain (loss) on:
      Distributions from investment companies                           -                     -                   -
      Investments                                                 (17,821)                3,046                   -
      Foreign currency related items                               (2,706)                 (951)                  -
      Futures contracts and options written                             -                     -                   -
      Investment securities sold short                                  -                     -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                58,340                68,639                   -
        Foreign currency related items                              2,057                   706                   -
        Futures contracts and options written                           -                     -                   -
        Investment securities sold short                                -                     -                   -
                                                        ------------------  -------------------- -------------------
                                                        ------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 41,228                70,779                 924
                                                        ------------------  -------------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                           -                     -                (924)
   From net realized gains on
      investment transactions                                           -                     -                   -
                                                                            -------------------- -------------------
                                                        ------------------  -------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                     -                (924)
                                                        ------------------  -------------------- -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                               122,022               150,530             591,660
   Reinvestment of distributions                                        -                     -                 924
   Cost of shares redeemed                                       (172,032)             (179,341)           (622,664)
                                                        ------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             (50,010)              (28,811)            (30,080)
                                                        ------------------  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                              (8,782)               41,968             (30,080)

NET ASSETS BEGINNING OF PERIOD                                    206,070               215,884             214,520
                                                        ------------------  -------------------- -------------------

NET ASSETS END OF PERIOD                                        $ 197,288             $ 257,852           $ 184,440
                                                        ==================  ==================== ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ (16)                  $ -                 $ -
                                                        ==================  ==================== ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                      8,741                10,677             591,660
   Reinvestment of distributions                                        -                     -                 924
   Shares redeemed                                                (12,071)              (12,638)           (622,664)
                                                        ------------------  -------------------- -------------------
   Net increase (decrease)                                         (3,330)               (1,961)            (30,080)
                                                        ==================  ==================== ===================
                                                        ==================  ==================== ===================


                                                                               JNL/T.Rowe          JNL/T.Rowe         JNL/T.Rowe
                                                                                 Price                Price            Price
                                                           JNL/Select         Established            Mid-Cap            Value
OPERATIONS                                                 Value Fund         Growth Fund          Growth Fund           Fund
                                                        ------------------ -------------------  ------------------  --------------
   Net investment income (loss)                                     $ 523               $ 524            $ (1,757)        $ 2,920
   Net realized gain (loss) on:
      Distributions from investment companies                           -                   -                   -               -
      Investments                                                     871              (9,452)             16,865             806
      Foreign currency related items                                    -                (130)                 (7)            (12)
      Futures contracts and options written                             -                   -                   -               -
      Investment securities sold short                                  -                   -                   -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 8,332             109,404              80,745          76,421
        Foreign currency related items                                  -                   -                   -               -
        Futures contracts and options written                           -                   -                   -               -
        Investment securities sold short                                -                   -                   -               -
                                                        ------------------ -------------------  ------------------  --------------
                                                        ------------------ -------------------  ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  9,726             100,346              95,846          80,135
                                                        ------------------ -------------------  ------------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         (96)               (118)                  -          (2,064)
   From net realized gains on
      investment transactions                                        (207)                  -              (1,870)              -
                                                        ------------------ -------------------  ------------------  --------------
                                                        ------------------ -------------------  ------------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (303)               (118)             (1,870)         (2,064)
                                                        ------------------ -------------------  ------------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                34,874             151,073             186,200         176,771
   Reinvestment of distributions                                      303                 118               1,870           2,064
   Cost of shares redeemed                                         (8,072)            (93,740)           (150,832)        (72,542)
                                                        ------------------ -------------------  ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              27,105              57,451              37,238         106,293
                                                        ------------------ -------------------  ------------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                              36,528             157,679             131,214         184,364

NET ASSETS BEGINNING OF PERIOD                                     18,004             316,367             248,327         220,106
                                                        ------------------ -------------------  ------------------  --------------

NET ASSETS END OF PERIOD                                         $ 54,532           $ 474,046           $ 379,541       $ 404,470
                                                        ================== ===================  ==================  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 523               $ 368                $ (6)        $ 2,909
                                                        ================== ===================  ==================  ==============

(1)SHARE TRANSACTIONS
   Shares sold                                                      2,693              10,368               9,080          17,188
   Reinvestment of distributions                                       21                   7                  77             178
   Shares redeemed                                                   (645)             (6,729)             (7,666)         (7,283)
                                                        ------------------ -------------------  ------------------  --------------
   Net increase (decrease)                                          2,069               3,646               1,491          10,083
                                                        ================== ===================  ==================  ==============
                                                        ================== ===================  ==================  ==============

                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
       12/31/2004           $  10.61           $ 0.01            $ 1.05               $ 1.06                  $ -
       12/31/2003               8.16            (0.02)             2.47                 2.45                    -
       12/31/2002              10.97            (0.03)            (2.76)               (2.79)                   -
    10/29(a)-12/31/01          10.00                -              0.97                 0.97                    -

Class B
    03/05(a)-12/31/04          10.99             0.02              0.68                 0.70                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
       12/31/2004              11.67            (0.12)             0.92                 0.80                    -
       12/31/2003               8.43            (0.05)             3.29                 3.24                    -
       12/31/2002              11.60            (0.07)            (3.10)               (3.17)                   -
    10/29(a)-12/31/01          10.00            (0.01)             1.61                 1.60                    -

Class B
    03/05(a)-12/31/04          12.21            (0.02)             0.29                 0.27                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
       12/31/2004              14.76             0.01              0.73                 0.74                    -
       12/31/2003              10.91            (0.03)             3.88                 3.85                    -
       12/31/2002              16.33            (0.04)            (5.38)               (5.42)                   -
       12/31/2001              18.58            (0.04)            (2.18)               (2.22)                   -
       12/31/2000              22.91            (0.01)            (3.08)               (3.09)                   -

Class B
    03/05(a)-12/31/04          15.41             0.04              0.09                 0.13                (0.04)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
       12/31/2004               9.92             0.02              0.61                 0.63                (0.03)
       12/31/2003               7.98             0.01              1.93                 1.94                    -
       12/31/2002              11.57            (0.01)            (3.58)               (3.59)                   -
       12/31/2001              13.55                -             (1.97)               (1.97)               (0.01)
       12/31/2000              16.64                -             (2.93)               (2.93)                   -

Class B
    03/05(a)-12/31/04          10.19             0.01              0.35                 0.36                (0.01)

-----------------------------------------------------------------------------------------------------------------------





                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
       12/31/2004                  $     -           $ -            $ 11.67            9.99 %       $ 191,003          96.49%
       12/31/2003                        -             -              10.61           30.02            36,421         140.00
       12/31/2002                    (0.02)            -               8.16          (25.47)            6,857         180.06
    10/29(a)-12/31/01                    -             -              10.97            9.70             6,058          14.93

Class B
    03/05(a)-12/31/04                    -             -              11.69            6.37                24         296.49

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
       12/31/2004                        -             -              12.47            6.86            44,358         92.65
       12/31/2003                        -             -              11.67           38.43            43,940         30.17
       12/31/2002                        -             -               8.43          (27.32)           12,915         46.22
    10/29(a)-12/31/01                    -             -              11.60           16.00             7,665          3.86

Class B
    03/05(a)-12/31/04                    -             -              12.48            2.21                 7         92.65

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
       12/31/2004                        -             -              15.50            5.02           292,638      195.33
       12/31/2003                        -             -              14.76           35.29           244,667      168.09
       12/31/2002                        -             -              10.91          (33.19)          175,439      236.63
       12/31/2001                    (0.03)            -              16.33          (11.97)          341,162       86.80
       12/31/2000                    (1.24)            -              18.58          (13.44)          459,577       88.34

Class B
    03/05(a)-12/31/04                    -             -              15.50            0.82                 7      195.33

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
       12/31/2004                        -             -              10.52            6.31            44,967       83.59
       12/31/2003                        -             -               9.92           24.31           128,518       49.69
       12/31/2002                        -             -               7.98          (31.03)           86,891       54.13
       12/31/2001                        -             -              11.57          (14.57)          140,511       65.21
       12/31/2000                    (0.16)            -              13.55          (17.59)           92,981       47.01

Class B
    03/05(a)-12/31/04                    -             -              10.54            3.53                 3       83.59

---------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
       12/31/2004                   1.07 %           0.09 %            1.10 %                0.06 %
       12/31/2003                   1.10            (0.41)             1.18                 (0.49)
       12/31/2002                   1.10            (0.33)             1.15                 (0.38)
    10/29(a)-12/31/01               1.10            (0.26)             1.32                 (0.48)

Class B
    03/05(a)-12/31/04               0.86             0.55              0.90                  0.52

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
       12/31/2004                   1.16            (0.92)             1.18                 (0.94)
       12/31/2003                   1.15            (0.89)             1.19                 (0.93)
       12/31/2002                   1.15            (0.83)             1.17                 (0.85)
    10/29(a)-12/31/01               1.15            (0.74)             1.24                 (0.83)

Class B
    03/05(a)-12/31/04               0.96            (0.68)             0.98                 (0.70)

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
       12/31/2004                   1.04             0.11              1.11                  0.04
       12/31/2003                   1.08            (0.27)             1.15                 (0.34)
       12/31/2002                   1.08            (0.25)              n/a                  n/a
       12/31/2001                   1.07            (0.23)              n/a                  n/a
       12/31/2000                   1.07            (0.03)              n/a                  n/a

Class B
    03/05(a)-12/31/04               0.79             0.88              0.86                  0.81

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
       12/31/2004                   0.88             0.02              0.97                 (0.07)
       12/31/2003                   0.88             0.11              0.91                  0.08
       12/31/2002                   0.88            (0.10)             0.89                 (0.11)
       12/31/2001                   0.87             0.05              0.90                  0.02
       12/31/2000                   0.87             0.01               n/a                  n/a

Class B
    03/05(a)-12/31/04               0.75             0.29              0.83                  0.21

------------------------------------------------------------------------------------------------------

--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
       12/31/2004           $  14.17               $ 0.11            $ 0.79               $ 0.90              $ (0.11)
       12/31/2003              11.45                 0.09              2.72                 2.81                (0.09)
       12/31/2002              14.53                 0.10             (3.08)               (2.98)               (0.10)
       12/31/2001              16.21                 0.07             (1.67)               (1.60)               (0.07)
       12/31/2000              18.47                 0.08             (0.08)                   -                (0.09)

Class B
    03/05(a)-12/31/04          14.68                 0.07              0.34                 0.41                (0.07)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
       12/31/2004              16.81                (0.12)             3.28                 3.16                    -
       12/31/2003              12.01                (0.10)             4.90                 4.80                    -
       12/31/2002              15.55                (0.08)            (3.46)               (3.54)                   -
       12/31/2001              14.20                (0.41)             1.97                 1.56                    -
       12/31/2000              16.97                (0.04)            (2.23)               (2.27)                   -

Class B
    03/05(a)-12/31/04          18.33                (0.04)             1.73                 1.69                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
       12/31/2004               9.27                 0.12              0.75                 0.87                (0.12)
       12/31/2003               8.26                 0.12              1.01                 1.13                (0.12)
       12/31/2002               9.05                 0.20             (0.80)               (0.60)               (0.19)
       12/31/2001               9.69                 0.21             (0.65)               (0.44)               (0.20)
    05/01(a)-12/31/00          10.00                 0.11             (0.31)               (0.20)               (0.11)

Class B
    03/05(a)-12/31/04           9.52                 0.06              0.58                 0.64                (0.06)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
       12/31/2004              13.28                 0.05              2.34                 2.39                    -
       12/31/2003               9.79                (0.06)             3.55                 3.49                    -
       12/31/2002              13.83                (0.07)            (3.97)               (4.04)                   -
       12/31/2001              23.55                (0.11)            (9.35)               (9.46)                   -
       12/31/2000              43.62                (0.20)           (14.90)             (15.10)                    -

Class B
    03/05(a)-12/31/04          13.97                 0.05              1.68                 1.73                    -

-----------------------------------------------------------------------------------------------------------------------




                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
       12/31/2004            $       -              $ -            $ 14.96             6.32%       $ 357,978        100.79%
       12/31/2003                    -                -              14.17            24.54          245,913         80.50
       12/31/2002                    -                -              11.45           (20.53)         149,242         94.37
       12/31/2001                (0.01)               -              14.53            (9.83)         174,813        102.56
       12/31/2000                (2.17)               -              16.21             0.28          146,888        192.40

Class B
    03/05(a)-12/31/04                -                -              15.02             2.81               20        100.79

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
       12/31/2004                    -                -              19.97            18.80          169,746        53.14
       12/31/2003                    -                -              16.81            39.97          109,972        70.06
       12/31/2002                    -                -              12.01           (22.77)          76,198        71.45
       12/31/2001                (0.21)               -              15.55            11.00          112,967        65.36
       12/31/2000                (0.50)               -              14.20           (13.25)          77,200        89.43

Class B
    03/05(a)-12/31/04                -                -              20.02             9.22                7        53.14

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
       12/31/2004                    -                -              10.02             9.42          104,564       163.88
       12/31/2003                    -                -               9.27            13.73          114,262        60.48
       12/31/2002                    -                -               8.26            (6.57)          75,591        90.71
       12/31/2001                    -                -               9.05            (4.49)          72,281       105.66
    05/01(a)-12/31/00                -                -               9.69            (2.00)          44,294        41.10

Class B
    03/05(a)-12/31/04                -                -              10.10             6.78                2       163.88

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
       12/31/2004                    -                -            15.67              18.00          210,402       231.52
       12/31/2003                    -                -            13.28              35.65          158,013        31.95
       12/31/2002                    -                -             9.79             (29.21)         135,669        56.03
       12/31/2001                (0.26)               -            13.83             (40.19)         260,726        96.69
       12/31/2000                (4.97)               -            23.55             (34.74)         496,830       110.81

Class B
    03/05(a)-12/31/04                -                -            15.70              12.38                3       231.52

---------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
       12/31/2004                 0.96 %           0.85 %            1.00 %                0.81 %
       12/31/2003                 0.97             0.83              1.01                  0.79
       12/31/2002                 0.97             0.78              1.00                  0.75
       12/31/2001                 0.97             0.58              0.99                  0.56
       12/31/2000                 0.97             0.57               n/a                  n/a

Class B
    03/05(a)-12/31/04             0.76             1.33              0.80                  1.29

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
       12/31/2004                 1.06            (0.76)             1.07                 (0.77)
       12/31/2003                 1.05            (0.75)             1.10                 (0.80)
       12/31/2002                 1.05            (0.49)             1.08                 (0.52)
       12/31/2001                 1.05            (0.31)             1.07                 (0.33)
       12/31/2000                 1.05            (0.30)              n/a                  n/a

Class B
    03/05(a)-12/31/04             0.84            (0.53)             0.86                 (0.55)

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
       12/31/2004                 1.03             1.25              1.04                  1.24
       12/31/2003                 1.05             1.64              1.07                  1.62
       12/31/2002                 1.05             2.11              1.07                  2.09
       12/31/2001                 1.05             2.48              1.06                  2.47
    05/01(a)-12/31/00             1.05             2.42               n/a                  n/a

Class B
    03/05(a)-12/31/04             0.77             1.38              0.78                  1.37

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
       12/31/2004                 1.02             0.39              1.04                  0.37
       12/31/2003                 1.05            (0.51)             1.07                 (0.53)
       12/31/2002                 1.04            (0.51)             1.09                 (0.56)
       12/31/2001                 1.01            (0.61)             1.03                 (0.63)
       12/31/2000                 0.99            (0.67)              n/a                  n/a

Class B
    03/05(a)-12/31/04             0.78             0.97              0.80                  0.95

-----------------------------------------------------------------------------------------------------

--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
       12/31/2004           $    7.65               $ 0.07            $ 1.65               $ 1.72              $ (0.08)
       12/31/2003                5.56                    -              2.19                 2.19                (0.10)
       12/31/2002                7.75                 0.07             (2.13)               (2.06)               (0.13)
       12/31/2001                9.79                 0.09             (2.08)               (1.99)               (0.04)
       12/31/2000               13.15                 0.04             (2.10)               (2.06)               (0.06)

Class B
    03/05(a)-12/31/04            8.17                 0.03              1.18                 1.21                (0.01)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
       12/31/2004               13.16                 0.02              3.21                 3.23                (0.02)
       12/31/2003               10.23                 0.04              2.92                 2.96                (0.03)
       12/31/2002               11.97                 0.03             (1.72)               (1.69)               (0.03)
       12/31/2001               11.75                 0.06              1.50                 1.56                (0.06)
       12/31/2000                9.63                 0.03              2.40                 2.43                (0.03)

Class B
    03/05(a)-12/31/04           14.28                 0.02              2.13                 2.15                (0.02)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
       12/31/2004               13.05                (0.02)             2.03                 2.01                (0.01)
       12/31/2003                9.40                 0.01              3.64                 3.65                    -
       12/31/2002               11.40                    -             (1.96)               (1.96)                   -
       12/31/2001               10.28                 0.02              1.77                 1.79                (0.02)
       12/31/2000                8.84                 0.02              1.45                 1.47                (0.03)

Class B
    03/05(a)-12/31/04           13.92                    -              1.16                 1.16                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
       12/31/2004               10.47                 0.35              0.04                 0.39                (0.03)
       12/31/2003               10.48                 0.23              0.07                 0.30                (0.19)
    01/15(a)-12/31/02           10.00                 0.36              0.50                 0.86                (0.36)

Class B
    03/05(a)-12/31/04           10.73                 0.12              0.02                 0.14                (0.11)

-----------------------------------------------------------------------------------------------------------------------


                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
       12/31/2004               $       -           $ -            $ 9.29            22.54%         $ 82,081          90.31%
       12/31/2003                       -             -              7.65            39.43            29,609         131.90
       12/31/2002                       -             -              5.56           (26.59)            5,642         146.48
       12/31/2001                   (0.01)            -              7.75           (20.33)            7,304          82.18
       12/31/2000                   (1.24)            -              9.79           (15.45)            9,264         120.75

Class B
    03/05(a)-12/31/04                   -             -              9.37            14.85                 5          90.31

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
       12/31/2004                   (1.71)            -            14.66             24.72           222,542        100.95
       12/31/2003                       -             -            13.16             28.89           142,798         88.62
       12/31/2002                   (0.02)            -            10.23            (14.08)           76,890         98.18
       12/31/2001                   (1.28)            -            11.97             13.24            26,886        143.12
       12/31/2000                   (0.28)            -            11.75             25.37            15,478        134.53

Class B
    03/05(a)-12/31/04               (1.71)            -            14.70             15.20                29        100.95

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
       12/31/2004                   (1.24)            -            13.81             15.38           218,851        105.06
       12/31/2003                       -             -            13.05             38.83           155,191         70.95
       12/31/2002                   (0.04)            -             9.40            (17.22)           74,559         94.87
       12/31/2001                   (0.65)            -            11.40             17.34            35,164         78.01
       12/31/2000                       -             -            10.28             16.60            14,614         58.07

Class B
    03/05(a)-12/31/04               (1.24)            -            13.84              8.34                27        105.06

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
       12/31/2004                       -             -            10.83              3.74           116,440       155.71 (d)
       12/31/2003                   (0.12)            -            10.47              2.87            83,547        70.57
    01/15(a)-12/31/02               (0.02)            -            10.48              8.55            34,286        77.16

Class B
    03/05(a)-12/31/04                   -             -            10.76              1.35                17       155.71 (d)

--------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
       12/31/2004                1.13 %           1.14 %          n/a %                n/a %
       12/31/2003                1.12             0.75            n/a                  n/a
       12/31/2002                1.08             0.95            n/a                  n/a
       12/31/2001                1.07             1.07            n/a                  n/a
       12/31/2000                1.07             0.40            n/a                  n/a

Class B
    03/05(a)-12/31/04            0.93             1.36            n/a                  n/a

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
       12/31/2004                1.08             0.20              1.13                  0.15
       12/31/2003                1.08             0.40              1.17                  0.31
       12/31/2002                1.08             0.41              1.12                  0.37
       12/31/2001                1.07             0.65              1.20                  0.52
       12/31/2000                1.07             0.37               n/a                  n/a

Class B
    03/05(a)-12/31/04            0.88             0.45              0.93                  0.40

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
       12/31/2004                1.12            (0.20)             1.18                 (0.26)
       12/31/2003                1.13             0.17              1.20                  0.10
       12/31/2002                1.14            (0.03)             1.17                 (0.06)
       12/31/2001                1.15             0.32              1.21                  0.26
       12/31/2000                1.15             0.36               n/a                  n/a

Class B
    03/05(a)-12/31/04            0.92            (0.10)             0.98                 (0.16)

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
       12/31/2004                0.61             3.31               n/a                  n/a
       12/31/2003                0.60             3.29               n/a                  n/a
    01/15(a)-12/31/02            0.60             4.12               n/a                  n/a

Class B
    03/05(a)-12/31/04            0.41             3.38               n/a                  n/a

--------------------------------------------------------------------------------------------------------

--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio  Turnover  excludes dollar roll  transactions.  The Portfolio
     Turnover   including  dollar  roll  transactions  for  JNL/Mellon   Capital
     Management Bond Index Fund is 215.24%.

                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
       12/31/2004           $   7.93               $ 0.07            $ 0.82               $ 0.89              $ (0.02)
       12/31/2003               6.16                 0.03              1.76                 1.79                (0.02)
       12/31/2002               8.21                 0.04             (2.09)               (2.05)                   -
       12/31/2001               9.34                 0.03             (1.13)               (1.10)               (0.03)
       12/31/2000              10.58                 0.04             (1.24)               (1.20)               (0.03)

Class B
    03/05(a)-12/31/04           8.24                 0.08              0.48                 0.56                (0.07)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
       12/31/2004              11.45                 0.16              2.07                 2.23                (0.01)
       12/31/2003               8.44                 0.10              3.04                 3.14                (0.13)
    01/15(a)-12/31/02          10.00                 0.15             (1.51)               (1.36)               (0.20)

Class B
    03/05(a)-12/31/04          12.05                 0.05              1.62                 1.67                (0.06)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
       12/31/2004              11.47                 0.06              1.75                 1.81                    -
       12/31/2003               8.55                 0.03              2.92                 2.95                (0.03)
    01/15(a)-12/31/02          10.00                 0.06             (1.45)               (1.39)               (0.06)

Class B
    03/05(a)-12/31/04          12.28                 0.05              0.98                 1.03                (0.04)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
       12/31/2004               9.84                 0.12              0.87                 0.99                (0.12)
       12/31/2003               7.79                 0.03              2.13                 2.16                (0.08)
    01/15(a)-12/31/02          10.00                 0.05             (2.26)               (2.21)                   -

Class B
    03/05(a)-12/31/04          10.25                 0.09              0.52                 0.61                (0.09)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
       12/31/2004              11.46                 0.07              1.93                 2.00                    -
       12/31/2003               7.94                 0.05              3.59                 3.64                (0.04)
    01/15(a)-12/31/02          10.00                 0.08             (2.06)               (1.98)               (0.08)

Class B
    03/05(a)-12/31/04          12.33                 0.06              1.08                 1.14                (0.05)

-------------------------------------------------------------------------------------------------------------------------




                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
       12/31/2004                $      -           $ -            $ 8.80            11.27 %         $ 181,444          66.90%
       12/31/2003                       -             -              7.93            29.09              89,068         123.94
       12/31/2002                       -             -              6.16           (24.94)             42,071          63.08
       12/31/2001                       -             -              8.21           (11.78)             31,415          55.97
       12/31/2000                   (0.01)            -              9.34           (11.38)             22,622          57.14

Class B
    03/05(a)-12/31/04                   -             -              8.73             6.85                   4          66.90

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
       12/31/2004                       -             -             13.67            19.49             298,098          2.77
       12/31/2003                       -             -             11.45            37.31              97,126          1.66
    01/15(a)-12/31/02                   -             -              8.44           (13.60)             26,518         32.40

Class B
    03/05(a)-12/31/04                   -             -             13.66            13.85                  50          2.77

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P MIDCAP INDEX FUND

Class A
       12/31/2004                       -             -             13.28            15.79             198,751         13.75
       12/31/2003                       -             -             11.47            34.55              81,077         18.34
    01/15(a)-12/31/02                   -             -              8.55           (13.94)             12,728         60.00

Class B
    03/05(a)-12/31/04                   -             -             13.27             8.42                  90         13.75

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P INDEX FUND

Class A
       12/31/2004                   (0.05)            -             10.66            10.06             361,845          6.74
       12/31/2003                   (0.03)            -              9.84            27.79             190,338          8.90
    01/15(a)-12/31/02                   -             -              7.79           (22.10)             46,776          1.89

Class B
    03/05(a)-12/31/04               (0.05)            -             10.72             5.91                 239          6.74

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
       12/31/2004                   (0.03)            -             13.43            17.42             173,822         17.66
       12/31/2003                   (0.08)            -             11.46            45.88              76,130         38.17
    01/15(a)-12/31/02                   -             -              7.94           (19.79)             20,027         49.44

Class B
    03/05(a)-12/31/04               (0.03)            -             13.39             9.24                  85         17.66

---------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P STOCK INDEX FUND

Class A
       12/31/2004                0.78 %           1.17 %            0.78 %                1.17 %
       12/31/2003                0.87             0.87              0.89                  0.85
       12/31/2002                0.89             0.69              0.90                  0.68
       12/31/2001                0.90             0.44              n/a                    n/a
       12/31/2000                0.90             0.56              n/a                    n/a

Class B
    03/05(a)-12/31/04            0.58             1.55              0.58                  1.55

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL FUND

Class A
       12/31/2004                0.66             1.83              n/a                  n/a
       12/31/2003                0.65             1.59              n/a                  n/a
    01/15(a)-12/31/02            0.65             1.56              n/a                  n/a

Class B
    03/05(a)-12/31/04            0.46             1.19              n/a                  n/a

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX

Class A
       12/31/2004                0.60             0.62              n/a                 n/a
       12/31/2003                0.60             0.65              0.61                0.64
    01/15(a)-12/31/02            0.60             0.60              0.61                0.59

Class B
    03/05(a)-12/31/04            0.40             0.84              n/a                 n/a

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
       12/31/2004                0.60             1.49              n/a                 n/a
       12/31/2003                0.60             1.22              0.61                1.21
    01/15(a)-12/31/02            0.60             1.15              0.61                1.14

Class B
    03/05(a)-12/31/04            0.40             2.07              n/a                 n/a

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
       12/31/2004                0.60             0.81              n/a                 n/a
       12/31/2003                0.60             0.75              0.61                0.74
    01/15(a)-12/31/02            0.60             0.96              0.62                0.94

Class B
    03/05(a)-12/31/04            0.40             1.25              n/a                 n/a

-----------------------------------------------------------------------------------------------------------



--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
       12/31/2004           $    10.12               $ 0.03            $ 1.78               $ 1.81              $ (0.01)
       12/31/2003                 7.20                 0.03              2.89                 2.92                    -
       12/31/2002                 9.27                 0.03             (2.10)               (2.07)                   -
    05/01(a)-12/31/01            10.00                 0.03             (0.76)               (0.73)                   -

Class B
    03/05(a)-12/31/04            10.71                 0.03              1.21                 1.24                (0.02)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
       12/31/2004                 8.28                 0.01              0.34                 0.35                    -
       12/31/2003                 7.03                (0.03)             1.28                 1.25                    -
       12/31/2002                 9.41                (0.03)            (2.35)               (2.38)                   -
    05/01(a)-12/31/01            10.00                 0.01             (0.59)               (0.58)               (0.01)

Class B
    03/05(a)-12/31/04             8.57                 0.03              0.04                 0.07                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
       12/31/2004                11.76                 0.17              0.36                 0.53                (0.20)
       12/31/2003                11.60                 0.13              0.42                 0.55                (0.17)
       12/31/2002                10.66                 0.24              0.70                 0.94                    -
       12/31/2001                10.29                 0.30              0.68                 0.98                (0.28)
       12/31/2000                 9.64                 0.45              0.68                 1.13                (0.47)

Class B
    03/05(a)-12/31/04            12.02                 0.08              0.22                 0.30                (0.04)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
       12/31/2004                16.54                 0.20              1.96                 2.16                (0.11)
       12/31/2003                13.04                 0.08              3.47                 3.55                (0.05)
       12/31/2002                17.18                    -             (4.14)               (4.14)                   -
       12/31/2001                22.91                (0.01)            (5.72)               (5.73)                   -
       12/31/2000                28.45                (0.05)            (5.03)               (5.08)                   -

Class B
    03/05(a)-12/31/04            17.26                 0.15              1.32                 1.47                (0.14)

-----------------------------------------------------------------------------------------------------------------------


                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
       12/31/2004                $    -             $ -           $ 11.92             17.93 %       $ 235,047          17.59%
       12/31/2003                     -               -             10.12             40.56           104,625          38.02
       12/31/2002                     -               -              7.20            (22.33)           50,522          64.05
    05/01(a)-12/31/01                 -               -              9.27             (7.30)           59,841          44.80

Class B
    03/05(a)-12/31/04                 -               -             11.93              11.60               24         217.59

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
       12/31/2004                     -               -              8.63               4.23           24,479         124.90
       12/31/2003                     -               -              8.28              17.78           32,993          94.02
       12/31/2002                     -               -              7.03             (25.29)          17,846          55.58
    05/01(a)-12/31/01                 -               -              9.41              (5.82)          13,557          58.88

Class B
    03/05(a)-12/31/04                 -               -              8.64               0.82                1         124.90

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
       12/31/2004                  (0.13)             -             11.96               4.45          390,124         162.80 (d)
       12/31/2003                  (0.22)             -             11.76               4.78          317,301         146.76
       12/31/2002                      -              -             11.60               8.85          211,362         116.05
       12/31/2001                  (0.33)             -             10.66               9.52           54,851         112.25
       12/31/2000                  (0.01)             -             10.29              11.75           21,715         221.61

Class B
    03/05(a)-12/31/04              (0.13)             -             12.15               2.46               30         162.80 (d)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
       12/31/2004                      -              -             18.59              13.04          149,669          91.21
       12/31/2003                      -              -             16.54              27.23          164,927          74.82
       12/31/2002                      -              -             13.04             (24.10)         153,303         123.47
       12/31/2001                      -              -             17.18             (25.01)         282,049          91.77
       12/31/2000                  (0.46)             -             22.91             (17.85)         497,299          77.67

Class B
    03/05(a)-12/31/04                  -              -             18.59               8.55               11         191.21

------------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
       12/31/2004                  1.06 %           0.56 %          n/a %                n/a %
       12/31/2003                  1.05             0.57            n/a                  n/a
       12/31/2002                  1.05             0.44            n/a                  n/a
    05/01(a)-12/31/01              1.05             0.54            n/a                  n/a

Class B
    03/05(a)-12/31/04              0.86             0.59            n/a                  n/a

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
       12/31/2004                  1.01             0.12            n/a                  n/a
       12/31/2003                  1.00            (0.49)           n/a                  n/a
       12/31/2002                  1.00            (0.49)           n/a                  n/a
    05/01(a)-12/31/01              1.00             0.17            n/a                  n/a

Class B
    03/05(a)-12/31/04              0.82             0.61            n/a                  n/a

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
       12/31/2004                  0.81             1.72            n/a                  n/a
       12/31/2003                  0.80             2.02            n/a                  n/a
       12/31/2002                  0.80             3.23            n/a                  n/a
       12/31/2001                  0.80             4.35            n/a                  n/a
       12/31/2000                  0.93 (e)         5.98            n/a                  n/a

Class B
    03/05(a)-12/31/04              0.61             3.09            n/a                  n/a

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
       12/31/2004                  0.99             0.95              1.06                  0.88
       12/31/2003                  1.00             0.45              1.07                  0.38
       12/31/2002                  0.99             0.23              1.05                  0.17
       12/31/2001                  0.96            (0.07)             0.99                 (0.10)
       12/31/2000                  0.94            (0.22)             0.95                 (0.23)

Class B
    03/05(a)-12/31/04              0.78             2.15              0.85                  2.08

-----------------------------------------------------------------------------------------------------------

--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio  Turnover  excludes dollar roll  transactions.  The Portfolio
     Turnover including dollar roll transactions for JNL/PIMCO Total Return Bond
     Fund is 352.28%.

(e)  The ratio of net operating expenses was 0.80%.



                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
       12/31/2004           $    9.61               $ 0.10            $ 1.47               $ 1.57              $ (0.14)
       12/31/2003                7.59                 0.10              2.06                 2.16                (0.14)
       12/31/2002                9.66                 0.08             (2.07)               (1.99)               (0.08)
       12/31/2001               12.23                 0.08             (2.56)               (2.48)               (0.07)
       12/31/2000               16.79                 0.08             (2.49)               (2.41)               (0.01)

Class B
    03/05(a)-12/31/04           10.11                 0.09              0.99                 1.08                (0.13)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
       12/31/2004                6.82                (0.04)             1.31                 1.27                    -
       12/31/2003                5.11                (0.03)             1.74                 1.71                    -
       12/31/2002                7.23                (0.04)            (2.08)               (2.12)                   -
       12/31/2001                9.90                (0.05)            (2.62)               (2.67)                   -
    05/01(a)-12/31/00           10.00                    -             (0.10)               (0.10)                   -

Class B
    03/05(a)-12/31/04            7.32                (0.02)             0.81                 0.79                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
       12/31/2004               16.09                 0.24              1.33                 1.57                (0.24)
       12/31/2003               13.06                 0.16              3.04                 3.20                (0.17)
       12/31/2002               16.50                 0.16             (3.44)               (3.28)               (0.16)
       12/31/2001               17.78                 0.15             (1.27)               (1.12)               (0.16)
       12/31/2000               16.78                 0.16              1.00                 1.16                (0.16)

Class B
    03/05(a)-12/31/04           16.82                 0.21              0.66                 0.87                (0.21)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
       12/31/2004               10.57                 0.02              1.31                 1.33                (0.01)
       12/31/2003                8.44                 0.06              2.20                 2.26                (0.13)
       12/31/2002               10.45                 0.06             (1.97)               (1.91)               (0.10)
       12/31/2001               12.86                 0.02             (1.38)               (1.36)               (0.35)
       12/31/2000               14.69                (0.10)            (1.28)               (1.38)               (0.17)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
10/04(a)-12/31/04               10.00                 0.14              0.21                 0.35                    -

-----------------------------------------------------------------------------------------------------------------------



                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
       12/31/2004               $      -            $ -             $ 11.04           16.34 %         $ 94,998         75.17%
       12/31/2003                      -              -                9.61           28.53             96,811        113.94
       12/31/2002                      -              -                7.59          (20.58)            78,272        134.52
       12/31/2001                  (0.02)             -                9.66          (20.29)           103,972         66.42
       12/31/2000                  (2.14)             -               12.23          (13.99)           126,816        138.12

Class B
    03/05(a)-12/31/04                  -              -               11.06            10.72                 1         75.17

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
       12/31/2004                      -              -                8.09            18.62            33,829        111.57
       12/31/2003                      -              -                6.82            33.46            28,909        116.81
       12/31/2002                      -              -                5.11           (29.32)           18,647        116.70
       12/31/2001                      -              -                7.23           (26.97)           29,541        211.61
    05/01(a)-12/31/00                  -              -                9.90            (1.00)           46,122         58.67

Class B
    03/05(a)-12/31/04                  -              -                8.11            10.79                 1        111.57

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
       12/31/2004                       -             -               17.42             9.76           215,615         46.27
       12/31/2003                       -             -               16.09            24.55           309,732         67.86
       12/31/2002                       -             -               13.06           (19.87)          256,100         62.19
       12/31/2001                       -             -               16.50            (6.32)          347,246         82.54
       12/31/2000                       -             -               17.78             6.96           422,750         86.43

Class B
    03/05(a)-12/31/04                   -             -               17.48             5.17                 1         46.27

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
       12/31/2004                       -             -               11.89            12.61           670,711         62.01
       12/31/2003                       -             -               10.57            26.80           164,016          3.87
       12/31/2002                       -             -                8.44           (18.26)           97,110         37.53
       12/31/2001                   (0.70)            -               10.45           (10.58)          107,519         67.65
       12/31/2000                   (0.28)            -               12.86            (9.37)           95,075         24.94

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
10/04(a)-12/31/04                       -             -               10.35             3.50            13,909         13.03

---------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
       12/31/2004                  1.17 %           0.96 %            1.19 %                0.94 %
       12/31/2003                  1.23             1.17              1.26                  1.14
       12/31/2002                  1.18             0.83              1.21                  0.80
       12/31/2001                  1.17             0.76              1.18                  0.75
       12/31/2000                  1.17             0.44               n/a                  n/a

Class B
    03/05(a)-12/31/04              0.92             1.30              0.94                  1.28

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
       12/31/2004                  1.06            (0.62)             1.14                 (0.70)
       12/31/2003                  1.05            (0.52)             1.11                 (0.58)
       12/31/2002                  1.05            (0.62)             1.10                 (0.67)
       12/31/2001                  1.05            (0.46)             1.09                 (0.50)
    05/01(a)-12/31/00              1.05            (0.09)             1.06                 (0.10)

Class B
    03/05(a)-12/31/04              0.78            (0.34)             0.87                 (0.43)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
       12/31/2004                  0.97             1.24              1.01                  1.20
       12/31/2003                  0.98             1.16              1.03                  1.11
       12/31/2002                  0.98             1.06              1.01                  1.03
       12/31/2001                  0.96             0.89              0.99                  0.86
       12/31/2000                  0.96             1.05              0.97                  1.04

Class B
    03/05(a)-12/31/04              0.75             1.58              0.79                  1.54

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
       12/31/2004                  0.18             0.41                n/a                  n/a
       12/31/2003                  0.20             0.97                n/a                  n/a
       12/31/2002                  0.20             0.77                n/a                  n/a
       12/31/2001                  0.20             1.16                n/a                  n/a
       12/31/2000                  0.20             1.62                n/a                  n/a

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
10/04(a)-12/31/04                  0.18            12.94                n/a                  n/a

-------------------------------------------------------------------------------------------------------


--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
       12/31/2004           $   11.07           $ 0.07            $ 1.19               $ 1.26              $ (0.06)
       12/31/2003                9.25             0.08              1.93                 2.01                (0.19)
       12/31/2002               10.70             0.08             (1.41)               (1.33)               (0.12)
       12/31/2001               12.37             0.01             (0.92)               (0.91)               (0.32)
       12/31/2000               13.42             0.03             (0.62)               (0.59)               (0.21)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
10/04(a)-12/31/04               10.00             0.11              0.43                 0.54                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
       12/31/2004               10.91             0.12              0.92                 1.04                (0.11)
       12/31/2003                9.48             0.10              1.58                 1.68                (0.25)
       12/31/2002               10.54             0.10             (0.99)               (0.89)               (0.17)
       12/31/2001               11.83             0.08             (0.65)               (0.57)               (0.34)
       12/31/2000               12.45             0.11             (0.31)               (0.20)               (0.23)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
       12/31/2004                8.03             0.17              0.49                 0.66                (0.18)
       12/31/2003                6.98             0.75              1.05                 1.80                (0.75)
       12/31/2002                7.42             0.87             (0.44)                0.43                (0.87)
       12/31/2001                7.67             0.65             (0.24)                0.41                (0.66)
       12/31/2000                8.71             0.64             (1.05)               (0.41)               (0.63)

Class B
    03/05(a)-12/31/04            8.15             0.14              0.41                 0.55                (0.04)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
       12/31/2004               11.40             0.56              0.23                 0.79                (0.53)
       12/31/2003               10.63             0.49              0.95                 1.44                (0.52)
       12/31/2002               10.41             0.65              0.22                 0.87                (0.65)
       12/31/2001               10.37             0.68              0.01                 0.69                (0.65)
       12/31/2000               10.25             0.68              0.06                 0.74                (0.62)

Class B
    03/05(a)-12/31/04           11.60             0.20              0.41                 0.61                (0.18)

-----------------------------------------------------------------------------------------------------------------------





                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
       12/31/2004                 $ (0.04)         $ -             $ 12.23          11.41 %         $ 1,001,562       46.80%
       12/31/2003                       -            -               11.07          21.73               609,887        3.33
       12/31/2002                       -            -                9.25         (12.40)              331,543       32.67
       12/31/2001                   (0.44)           -               10.70          (7.34)              298,741       59.64
       12/31/2000                   (0.25)           -               12.37          (4.35)              222,052       19.23

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
10/04(a)-12/31/04                       -            -               10.54           5.40               19,873         0.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
       12/31/2004                   (0.17)           -               11.67           9.58              619,106        38.10
       12/31/2003                       -            -               10.91          17.75              402,322         2.24
       12/31/2002                       -            -                9.48          (8.48)             227,833        31.43
       12/31/2001                   (0.38)           -               10.54          (4.78)             187,495        49.46
       12/31/2000                   (0.19)           -               11.83          (1.55)             139,701        25.30

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
       12/31/2004                       -            -                8.51           8.22             284,949        149.00
       12/31/2003                       -            -                8.03          25.79              19,464         71.74
       12/31/2002                       -            -                6.98           5.76              17,079         77.04
       12/31/2001                       -            -                7.42           5.33              20,220         48.73
       12/31/2000                       -            -                7.67          (4.67)             16,437         35.52

Class B
    03/05(a)-12/31/04                   -            -                8.66           6.84                  13        149.00

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
       12/31/2004                   (0.19)           -               11.47           6.91             236,706         74.16 (d)
       12/31/2003                   (0.15)           -               11.40          13.53             197,923         61.03
       12/31/2002                       -            -               10.63           8.38             125,881         83.34
       12/31/2001                       -            -               10.41           6.71             123,310         86.36
       12/31/2000                       -            -               10.37           7.28             116,654         93.13

Class B
    03/05(a)-12/31/04               (0.19)           -               11.84           5.20                   8         74.16 (d)

------------------------------------------------------------------------------------------------------------------------------------



                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
       12/31/2004                   0.17 %           0.67 %          n/a %                n/a %
       12/31/2003                   0.20             1.40            n/a                  n/a
       12/31/2002                   0.20             1.26            n/a                  n/a
       12/31/2001                   0.20             1.66            n/a                  n/a
       12/31/2000                   0.20             2.61            n/a                  n/a

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
10/04(a)-12/31/04                   0.18            11.25            n/a                  n/a

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
       12/31/2004                   0.18             1.20            n/a                  n/a
       12/31/2003                   0.20             1.79            n/a                  n/a
       12/31/2002                   0.20             1.75            n/a                  n/a
       12/31/2001                   0.20             2.42            n/a                  n/a
       12/31/2000                   0.20             3.53            n/a                  n/a

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
       12/31/2004                   0.83             6.97            n/a                  n/a
       12/31/2003                   0.90             8.47            n/a                  n/a
       12/31/2002                   0.90             8.88            n/a                  n/a
       12/31/2001                   0.90             8.54            n/a                  n/a
       12/31/2000                   0.90             9.17            n/a                  n/a

Class B
    03/05(a)-12/31/04               0.63             7.20            n/a                  n/a

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
       12/31/2004                   0.94             4.63            n/a                  n/a
       12/31/2003                   0.95             5.03            n/a                  n/a
       12/31/2002                   0.95             6.22            n/a                  n/a
       12/31/2001                   0.98 (e)         6.46            n/a                  n/a
       12/31/2000                   0.95             7.42            n/a                  n/a

Class B
    03/05(a)-12/31/04               0.72             4.87            n/a                  n/a

----------------------------------------------------------------------------------------------------------

--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio  Turnover  excludes dollar roll  transactions.  The Portfolio
     Turnover  including  dollar  roll  transactions  for  JNL/Salomon  Brothers
     Stratigic Bond Fund is 422.85%.

(e)  The ratio of net operating expenses was 0.95%.




                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
       12/31/2004           $  11.47               $ 0.54           $ (0.10)              $ 0.44              $ (0.53)
       12/31/2003              11.89                 0.45             (0.31)                0.14                (0.42)
       12/31/2002              11.17                 0.42              0.86                 1.28                (0.42)
       12/31/2001              10.96                 0.50              0.25                 0.75                (0.49)
       12/31/2000              10.36                 0.60              0.59                 1.19                (0.59)

Class B
    03/05(a)-12/31/04          11.75                 0.16              0.02                 0.18                (0.15)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
       12/31/2004              15.55                 0.36              1.33                 1.69                (0.02)
       12/31/2003              13.14                 0.32              2.51                 2.83                (0.30)
       12/31/2002              14.00                 0.42             (0.69)               (0.27)               (0.42)
       12/31/2001              13.13                 0.41              0.98                 1.39                (0.44)
       12/31/2000              12.60                 0.50              0.52                 1.02                (0.46)

Class B
    03/05(a)-12/31/04          16.19                 0.17              0.89                 1.06                (0.17)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
       12/31/2004              17.43                 0.10              1.88                 1.98                    -
       12/31/2003              14.06                 0.13              3.24                 3.37                    -
       12/31/2002              19.48                 0.10             (5.38)               (5.28)               (0.14)
       12/31/2001              25.97                 0.08             (6.19)               (6.11)               (0.35)
       12/31/2000              35.69                 0.07             (6.55)               (6.48)               (0.59)

Class B
    03/05(a)-12/31/04          18.37                 0.11              0.97                 1.08                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
       12/31/2004              17.65                (0.02)             2.08                 2.06                    -
       12/31/2003              13.03                (0.04)             4.66                 4.62                    -
       12/31/2002              18.55                (0.04)            (5.48)               (5.52)                   -
       12/31/2001              26.65                    -             (8.04)               (8.04)               (0.01)
       12/31/2000              39.97                 0.16             (8.45)               (8.29)               (0.51)

Class B
    03/05(a)-12/31/04          18.67                 0.04              1.04                 1.08                    -

-----------------------------------------------------------------------------------------------------------------------





                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
       12/31/2004             $   (0.07)             $ -          $ 11.31             3.85 %         $ 197,863        64.93% (d)
       12/31/2003                 (0.14)               -            11.47             1.18             257,274        43.56
       12/31/2002                 (0.14)               -            11.89            11.47             304,265        35.72
       12/31/2001                 (0.05)               -            11.17             6.92             226,275        69.10
       12/31/2000                     -                -            10.96            11.50             138,122        49.09

Class B
    03/05(a)-12/31/04             (0.07)               -            11.71             1.54                  13       164.93 (d)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
       12/31/2004                 (0.10)               -            17.12            10.88             381,316       120.61
       12/31/2003                 (0.12)               -            15.55            21.57             303,892        54.21
       12/31/2002                 (0.17)               -            13.14            (1.93)            217,013        68.30
       12/31/2001                 (0.08)               -            14.00            10.57             212,196        42.38
       12/31/2000                 (0.03)               -            13.13             8.25             155,270        25.76

Class B
    03/05(a)-12/31/04             (0.10)               -            16.98             6.54                  22       120.61

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
       12/31/2004                     -                -            19.41            11.36             217,952       296.09
       12/31/2003                     -                -            17.43            23.97             197,288       120.39
       12/31/2002                     -                -            14.06           (27.12)            206,070        65.19
       12/31/2001                 (0.03)               -            19.48           (23.50)            389,796        93.37
       12/31/2000                 (2.65)               -            25.97           (18.28)            665,187        65.56

Class B
    03/05(a)-12/31/04                 -                -            19.45             5.88                   1       296.09

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
       12/31/2004                     -                -            19.71            11.67             295,491       154.46
       12/31/2003                     -                -            17.65            35.46             257,852        78.47
       12/31/2002                     -                -            13.03           (29.76)            215,884       117.19
       12/31/2001                 (0.05)               -            18.55           (30.18)            436,946       100.02
       12/31/2000                 (4.52)               -            26.65           (20.97)            744,972        61.65

Class B
    03/05(a)-12/31/04                 -                -            19.75             5.78                   2       154.46

-----------------------------------------------------------------------------------------------------------------------------------


                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
       12/31/2004                 0.79 %           3.92 %          n/a %                n/a %
       12/31/2003                 0.78             3.26            n/a                  n/a
       12/31/2002                 0.78             4.26            n/a                  n/a
       12/31/2001                 0.82 (e)         5.09            n/a                  n/a
       12/31/2000                 0.80             6.06            n/a                  n/a

Class B
    03/05(a)-12/31/04             0.61             4.22            n/a                  n/a

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
       12/31/2004                 0.80             2.42            n/a                  n/a
       12/31/2003                 0.80             2.49            0.81                 2.48
       12/31/2002                 0.81             2.98            0.81                 2.98
       12/31/2001                 0.81             3.28            n/a                  n/a
       12/31/2000                 0.82             4.02            n/a                  n/a

Class B
    03/05(a)-12/31/04             0.60             2.68            n/a                  n/a

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
       12/31/2004                 1.11             0.58            1.21                  0.48
       12/31/2003                 1.13             0.70            1.18                  0.65
       12/31/2002                 1.07             0.45            1.10                  0.42
       12/31/2001                 1.05             0.42            1.06                  0.41
       12/31/2000                 1.03             0.03            n/a                   n/a

Class B
    03/05(a)-12/31/04             0.84             1.02            0.94                  0.92

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
       12/31/2004                 1.00            (0.09)           1.02                 (0.11)
       12/31/2003                 1.04            (0.28)           1.08                 (0.32)
       12/31/2002                 1.02            (0.18)           1.10                 (0.26)
       12/31/2001                 0.99             0.05            1.02                  0.02
       12/31/2000                 0.98             0.25            n/a                   n/a

Class B
    03/05(a)-12/31/04             0.76             0.40            0.77                  0.39

------------------------------------------------------------------------------------------------------

--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio  Turnover  excludes dollar roll  transactions.  The Portfolio
     Turnover  including dollar roll transactions for JNL/Salomon  Brothers U.S.
     Governement Quality & Bond Fund is 643.06%.

(e)  The ratio of net operating expenses was 0.79%.



                     See Notes to the Financial Statements.


JNL Series Trust
Financial Highlights

                                                            Increase (Decrease) from
                                                             Investment Operations
                                            -------------------------------------------------------
                             Net Asset      -------------------------------------------------------
                               Value              Net           Net Realized        Total from       Distributions from
                             Beginning        Investment        & Unrealized        Investment        Net Investment
      Period Ended           of Period       Income (Loss)     Gains (Losses)       Operations            Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
       12/31/2004           $    1.00           $ 0.01               $ -               $ 0.01              $ (0.01)
       12/31/2003                1.00             0.01                 -                 0.01                (0.01)
       12/31/2002                1.00             0.01                 -                 0.01                (0.01)
       12/31/2001                1.00             0.03                 -                 0.03                (0.03)
       12/31/2000                1.00             0.06                 -                 0.06                (0.06)

Class B
    03/05(a)-12/31/04            1.00             0.01                 -                 0.01                (0.01)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
       12/31/2004               14.70             0.12              2.05                 2.17                (0.06)
       12/31/2003               10.97             0.11              3.71                 3.82                (0.03)
    09/30(a)-12/31/02           10.00             0.06              0.91                 0.97                    -

Class B
    03/05(a)-12/31/04           15.47             0.11              1.31                 1.42                (0.11)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
       12/31/2004               16.77             0.08              1.58                 1.66                (0.07)
       12/31/2003               12.85             0.02              3.90                 3.92                    -
       12/31/2002               16.78             0.01             (3.92)               (3.91)               (0.02)
       12/31/2001               18.74             0.02             (1.94)               (1.92)                   -
       12/31/2000               21.70                -             (0.11)               (0.11)               (0.01)

Class B
    03/05(a)-12/31/04           17.44             0.08              0.93                 1.01                (0.07)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
       12/31/2004               24.89            (0.13)             4.61                 4.48                    -
       12/31/2003               18.05            (0.12)             7.08                 6.96                    -
       12/31/2002               23.12            (0.15)            (4.92)               (5.07)                   -
       12/31/2001               23.47            (0.13)            (0.22)               (0.35)                   -
       12/31/2000               23.71            (0.04)             1.67                 1.63                    -

Class B
    03/05(a)-12/31/04           26.20            (0.03)             3.25                 3.22                    -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
       12/31/2004               11.92             0.12              1.68                 1.80                (0.08)
       12/31/2003                9.22             0.06              2.70                 2.76                (0.06)
       12/31/2002               11.11             0.09             (1.96)               (1.87)                   -
       12/31/2001               11.14             0.08              0.01                 0.09                (0.08)
    05/01(a)-12/31/00           10.00             0.09              1.16                 1.25                (0.09)

Class B
    03/05(a)-12/31/04           12.50             0.05              1.18                 1.23                (0.04)

-----------------------------------------------------------------------------------------------------------------------





                                                                                                  Supplemental Data
                            Distributions from                                  -------------------------------------------------
                               Net Realized                                     -------------------------------------------------
                                 Gains on                         Net Asset                          Net Assets,
                                Investment        Return of       Value, End          Total         End of Period    Portfolio
      Period Ended             Transactions        Capital        of Period         Return(b)      (in thousands)   Turnover (d)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
       12/31/2004               $     -           $   -             $ 1.00            0.78 %        $ 237,815          n/a %
       12/31/2003                     -               -               1.00            0.46            184,440          n/a
       12/31/2002                     -               -               1.00            1.07            214,520          n/a
       12/31/2001                     -               -               1.00            3.45            242,518          n/a
       12/31/2000                     -               -               1.00            5.83            185,012          n/a

Class B
    03/05(a)-12/31/04                 -               -               1.00            0.91                 38          n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
       12/31/2004                 (0.10)              -              16.71           14.77            154,283       136.31
       12/31/2003                 (0.06)              -              14.70           34.80             54,532        16.19
    09/30(a)-12/31/02                 -               -              10.97            9.70             18,004         8.64

Class B
    03/05(a)-12/31/04             (0.10)              -              16.68            9.22                 27       136.31

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
       12/31/2004                     -               -              18.36            9.89            606,885        36.69
       12/31/2003                     -               -              16.77           30.54            474,046        36.37
       12/31/2002                     -               -              12.85          (23.33)           316,367        46.16
       12/31/2001                 (0.04)              -              16.78          (10.23)           474,105        63.38
       12/31/2000                 (2.84)              -              18.74           (0.34)           411,855        77.19

Class B
    03/05(a)-12/31/04                 -               -              18.38            5.81                 24       236.69

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
       12/31/2004                 (1.50)              -              27.87           18.03            541,739        34.02
       12/31/2003                 (0.12)              -              24.89           38.60            379,541        42.89
       12/31/2002                     -               -              18.05          (21.93)           248,327        42.22
       12/31/2001                     -               -              23.12           (1.49)           366,028        44.26
       12/31/2000                 (1.87)              -              23.47            7.16            419,796        47.90

Class B
    03/05(a)-12/31/04             (1.50)              -              27.92           12.32                 33        34.02

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
       12/31/2004                     -              -              13.64           15.12            485,126        42.10
       12/31/2003                     -              -              11.92           29.97            404,470        28.06
       12/31/2002                 (0.02)             -               9.22          (16.84)           220,106        38.21
       12/31/2001                 (0.04)             -              11.11            0.78            216,408        42.29
    05/01(a)-12/31/00             (0.02)             -              11.14           12.54             26,446        44.84

Class B
    03/05(a)-12/31/04                 -              -              13.69            9.87                 34        42.10

---------------------------------------------------------------------------------------------------------------------------------





                                                                   Assuming No Expense Reimburse-
                                                                    ment or Fees Paid Indirectly
                                                                --------------------------------------
                                                                --------------------------------------
                                                Ratio of Net                         Ratio of Net
                                Ratio of         Investment        Ratio of           Investment
                              Expenses to      Income (Loss)      Expenses to        Income (Loss)
                              Average Net        to Average       Average Net         to Average
      Period Ended             Assets (c)      Net Assets (c)     Assets (c)        Net Assets (c)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
       12/31/2004                 0.61 %           0.81 %           n/a %               n/a %
       12/31/2003                 0.69             0.47             n/a                 n/a
       12/31/2002                 0.69             1.07             n/a                 n/a
       12/31/2001                 0.69             3.28             n/a                 n/a
       12/31/2000                 0.70             5.73             n/a                 n/a

Class B
    03/05(a)-12/31/04             0.40             1.57             n/a                 n/a

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
       12/31/2004                 0.86             1.50             n/a                 n/a
       12/31/2003                 0.85             1.81             0.88                 1.78
    09/30(a)-12/31/02             0.85             2.24             0.98                 2.11

Class B
    03/05(a)-12/31/04             0.66             1.73             n/a                 n/a

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GRO

Class A
       12/31/2004                 0.92             0.51             0.93                 0.50
       12/31/2003                 0.92             0.14             0.95                 0.11
       12/31/2002                 0.92             0.06             0.94                 0.04
       12/31/2001                 0.92             0.12             0.92                 0.12
       12/31/2000                 0.92             0.03             0.92                 0.03

Class B
    03/05(a)-12/31/04             0.73             1.21             0.74                 1.20

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH

Class A
       12/31/2004                 1.02            (0.55)            1.04                (0.57)
       12/31/2003                 1.03            (0.60)            1.04                (0.61)
       12/31/2002                 1.03            (0.67)            1.04                (0.68)
       12/31/2001                 1.02            (0.56)            1.03                (0.57)
       12/31/2000                 1.02            (0.20)            n/a                  n/a

Class B
    03/05(a)-12/31/04             0.81            (0.24)            0.82                (0.25)

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
       12/31/2004                 0.99             1.01             1.01                 0.99
       12/31/2003                 1.00             1.05             1.02                 1.03
       12/31/2002                 1.00             0.97             1.02                 0.95
       12/31/2001                 1.00             0.93             1.02                 0.91
    05/01(a)-12/31/00             1.00             1.47             1.01                 1.46

Class B
    03/05(a)-12/31/04             0.79             1.51             0.80                 1.50

------------------------------------------------------------------------------------------------------------


--------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust
Notes to the Financial Statements

NOTE 1. ORGANIZATION

JNL Series Trust ("The Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in forty (40) separate funds (the "Funds"), each with its own investment objective. JNL/AIM Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; JNL/Alger Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Capital Growth Fund, for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund, for which Fidelity Management & Research Co. serves as the sub-adviser; JNL/JPMorgan International Value Fund, for which JPMorgan Investment Management Inc. serves as the sub-adviser; JNL/Lazard Mid Cap Value Fund and JNL/Lazard Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Small Cap Index Fund, for which Mellon Capital Management Corp. serves as the sub-adviser; JNL/Oppenheimer Global Growth Fund and JNL/Oppenheimer Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Midcap Growth Fund and JNL/Putnam Value Equity Fund, for which Putnam Investment Management LLC serves as the sub-adviser; JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Moderate Growth Fund, (collectively the "JNL/S&P Funds") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser; JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, JNL/Select Money Market Fund and JNL/Select Value Fund, for which Wellington Management Company, LLP serves as the sub-adviser; and JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund, for which T. Rowe Price Associates, Inc. serves as the sub-adviser. The JNL/S&P Funds have a fund of fund structure which invests in other affiliated underlying funds.

Effective February 18, 2004, JNL/Curian Enhanced S&P 500 Stock Index Fund, JNL/Curian S&P 400 MidCap Index Fund, JNL/Curian S&P 500 Index Fund, and JNL/Curian Small Cap Index Fund became the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon Capital Management Small Cap Index Fund, respectively, and are managed by Mellon Capital Management Corp. For the period from December 15, 2003 to February 18, 2004, these funds were managed by Curian Capital LLC.

Effective May 1, 2004, JNL/Janus Balanced Fund and JNL/Janus Capital Growth Fund, became JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund, respectively, and are managed by Fidelity Management & Research Company; JNL/Janus Aggressive Growth Fund and JNL/Janus Global Equities Fund became JNL/Select Large Cap Growth Fund and JNL/Select Global Growth Fund, respectively, and are managed by Wellington Management Company LLP. Prior to May 1, 2004, these funds were managed by Janus Capital Management LLC.

Effective October 4, 2004, JNL/PPM America Balanced Fund, JNL/PPM America Money Market Fund and JNL/PPM America Value Fund, became JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund, respectively, and are managed by Wellington Management Company, LLP. Prior to October 4, 2004, these funds were managed by PPM America, Inc.

Effective October 4, 2004, JNL/S&P Aggressive Growth Fund I, JNL/S&P Conservative Growth Fund I and JNL/S&P Moderate Growth Fund I became JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Moderate Growth Fund and JNL/S&P Managed Growth Fund, respectively.

Effective April 30, 2004, the following acquisitions occurred: JNL/AIM Large Cap Growth Fund acquired JNL/AIM Premier Equity II Fund; JNL/Eagle Core Equity Fund acquired JNL/Janus Growth & Income Fund; JNL/S&P Aggressive Growth Fund I acquired JNL/S&P Aggressive Growth Fund and JNL/S&P Aggressive Growth Fund II; JNL/S&P Conservative Growth Fund I acquired JNL/S&P Conservative Growth Fund and JNL/ S&P Conservative Growth Fund II; JNL/S&P Equity Aggressive Growth Fund I acquired JNL/S&P Equity Aggressive Growth Fund II; JNL/S&P Equity Growth Fund I acquired JNL/S&P Equity Growth Fund II; JNL/S&P Moderate Growth Fund I acquired JNL/S&P Moderate Growth Fund and JNL/S&P Moderate Growth Fund II; JNL/S&P Very Aggressive Growth Fund I acquired JNL/S&P Very Aggressive Growth Fund II . See
Note 7 for additional information regarding fund acquisitions.

Effective October 1, 2004, the following acquisitions occurred: JNL/Salomon Brothers High Yield Bond Fund acquired JNL/PPM America High Yield Bond Fund; JNL/Select Balanced Fund acquired JNL/Salomon Brothers Balanced Fund; JNL/S&P Managed Aggressive Growth Fund acquired JNL/S&P Core Index 50 Fund, JNL/S&P Core Index 75 Fund, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, and JNL/S&P Very Aggressive Growth Fund I; JNL/S&P Managed Growth Fund acquired JNL/S&P Core Index 100 Fund. See note 7 for additional information regarding fund acquisitions.

Each Portfolio offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds of the Trust. PPM America, Inc. and Curian Capital LLC are affiliates of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the JNL/Select Money Market Fund, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The JNL/S&P Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

Forward Foreign Currency Exchange Contracts - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Fund will segregate and maintain, until the settlement date, liquid assets in an amount sufficient to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Options Transactions - A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

Futures Contracts - A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

Dollar Roll Transactions - A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

Reverse Repurchase Agreements - A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Advisor). The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swaps - A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Distributions to Shareholders - The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

Federal Income Taxes - The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management services. Each Fund pays JNAM L.L.C. an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C.

                                                $0 to  $50 to  $100 to $150 to$200 to $250 to $300 to $350 to$500 to $750 to Over
(M - Millions; B - Billions)                    $50 M  $100 M  $150 M  $200 M $250 M  $300 M  $350 M  $500 M $750 M  $1.5 B  $1.5 B

JNL/AIM Large Cap Growth Fund (a)               0.75  %0.75  % 0.75  % 0.75  %0.75  % 0.75  % 0.70  % 0.70  %0.70  % 0.70  % 0.70  %
JNL/AIM  Small Cap Growth Fund                  0.85   0.85    0.85    0.85   0.85    0.85    0.80    0.80   0.80    0.80    0.80
JNL/Alger Growth Fund (h)                       0.70   0.70    0.70    0.70   0.70    0.70    0.65    0.65   0.60    0.60    0.60
JNL/Alliance Capital Growth Fund                0.575  0.575   0.575   0.575  0.575   0.50    0.50    0.50   0.50    0.50    0.50
JNL/Eagle Core Equity Fund                      0.70   0.65    0.65    0.65   0.65    0.65    0.55    0.55   0.55    0.55    0.55
JNL/Eagle SmallCap Equity Fund                  0.75   0.75    0.75    0.70   0.70    0.70    0.70    0.70   0.65    0.65    0.65
JNL/FMR Balanced Fund (b)                       0.70   0.70    0.70    0.70   0.70    0.70    0.70    0.70   0.65    0.60    0.60
JNL/FMR Capital Growth Fund (c)                 0.70   0.70    0.70    0.70   0.70    0.65    0.65    0.65   0.65    0.60    0.55
JNL/JPMorgan International Value Fund           0.775  0.75    0.75    0.75   0.70    0.70    0.70    0.65   0.65    0.65    0.65
JNL/Lazard Mid Cap Value Fund                   0.775  0.775   0.775   0.725  0.725   0.725   0.70    0.70   0.70    0.70    0.70
JNL/Lazard Small Cap Value Fund                 0.85   0.80    0.80    0.775  0.775   0.775   0.725   0.725  0.725   0.725   0.725
JNL/Mellon Capital Management Bond Index Fund   0.30   0.30    0.30    0.30   0.30    0.30    0.30    0.30   0.25    0.25    0.25
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund (d)                0.50   0.45    0.45    0.45   0.45    0.45    0.45    0.45   0.45    0.45    0.45
JNL/Mellon Capital Management
International Index Fund                        0.30   0.30    0.30    0.30   0.30    0.30    0.30    0.30   0.25    0.25    0.25
JNL/Mellon Capital Management S&P 400 MidCap
    Index Fund                                  0.29   0.29    0.29    0.29   0.29    0.29    0.29    0.29   0.24    0.24    0.24
JNL/Mellon Capital Management S&P 500 Index
    Fund                                        0.29   0.29    0.29    0.29   0.29    0.29    0.29    0.29   0.24    0.24    0.24
JNL/Mellon Capital Management Small Cap Index
    Fund                                        0.29   0.29    0.29    0.29   0.29    0.29    0.29    0.29   0.24    0.24    0.24
JNL/Oppenheimer Global Growth Fund              0.70   0.70    0.70    0.70   0.70    0.70    0.60    0.60   0.60    0.60    0.60
JNL/Oppenheimer Growth Fund                     0.70   0.70    0.70    0.70   0.70    0.70    0.60    0.60   0.60    0.60    0.60
JNL/PIMCO Total Return Bond Fund                0.50   0.50    0.50    0.50   0.50    0.50    0.50    0.50   0.50    0.50    0.50
JNL/Putnam Equity Fund (e)                      0.675  0.675   0.675   0.60   0.60    0.60    0.575   0.575  0.575   0.575   0.575
JNL/Putnam International Equity Fund  (f)       0.80   0.75    0.75    0.75   0.75    0.75    0.75    0.75   0.70    0.70    0.70
JNL/Putnam Midcap Growth Fund                   0.75   0.75    0.75    0.75   0.75    0.75    0.70    0.70   0.70    0.70    0.70
JNL/Putnam Value Equity Fund (e)                0.675  0.675   0.675   0.60   0.60    0.60    0.575   0.575  0.575   0.575   0.575
JNL/S&P Funds                                   0.13   0.13    0.13    0.13   0.13    0.13    0.13    0.13   0.08    0.08    0.08
JNL/Salomon Brothers High Yield Bond Fund       0.55   0.50    0.50    0.475  0.475   0.475   0.45    0.45   0.425   0.425   0.425
JNL/Salomon Brothers Strategic Bond Fund        0.65   0.65    0.65    0.60   0.60    0.60    0.60    0.60   0.55    0.55    0.55
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                            0.50   0.50    0.50    0.45   0.45    0.45    0.40    0.40   0.35    0.35    0.35
JNL/Select Balanced Fund                        0.55   0.50    0.50    0.475  0.475   0.475   0.45    0.45   0.425   0.425   0.425
JNL/Select Global Growth Fund  (g)              0.75   0.75    0.75    0.70   0.70    0.70    0.70    0.70   0.65    0.60    0.60
JNL/Select Large Cap Growth Fund  (c)           0.70   0.70    0.70    0.65   0.65    0.65    0.65    0.65   0.60    0.55    0.55
JNL/Select Money Market Fund                    0.30   0.30    0.30    0.30   0.30    0.30    0.30    0.30   0.25    0.25    0.25
JNL/Select Value Fund                           0.55   0.55    0.55    0.55   0.55    0.55    0.50    0.50   0.45    0.45    0.45
JNL/T.Rowe Price Established Growth Fund        0.65   0.65    0.65    0.60   0.60    0.60    0.60    0.60   0.60    0.60    0.60
JNL/T.Rowe Price Mid-Cap Growth Fund            0.75   0.75    0.75    0.70   0.70    0.70    0.70    0.70   0.70    0.70    0.70
JNL/T.Rowe Price Value Fund                     0.70   0.70    0.70    0.70   0.70    0.70    0.65    0.65   0.65    0.65    0.65

(a) Prior to May 1, 2004, the fees were 0.80% on assets up to $300 million and 0.75% over $300 million.

(b) Prior to May 1, 2004, the fees were 0.75% on assets up to $250 million, 0.70% between $250 and $750, and 0.65% between $750 million and $1 billion and 0.60% over $1.5 billion.

(c) Prior to May 1, 2004, the fees were 0.75% on assets up to $150 million, 0.70% between $150 million and $250 million, 0.65% between $250 million and $750 million, 0.60% between $750 and $1.5 billion and 0.55% over $1.5 billion.

(d) Prior to May 1, 2004, the fees were 0.57% on assets up to $25 million and 0.52% over $25 million.

(e) Prior to May 1, 2004, the fees were 0.70% on assets up to $150 million, 0.65% between $150 million and $300 million and 0.60% over $300 million.

(f) Prior to May 1, 2004, the fees were 0.90% on assets up to $50 million, 0.85% between $50 million and $150 million, 0.80% between $150 million and $300 million, 0.75% between $300 million and $$500 million and 0.70% over $500 million.

(g) Prior to May 1, 2004, the fees were 0.80% on assets up to $150 million, 0.75% between $150 million and $300 million, and 0.70% over $300 million.

(h) Prior to July 1, 2004, the fees were 0.775% on asssets up to $300 million, 0.75% between $300 million and $500 million and 0.70% over $500 million.



Administrative Fee - The JNL/S&P Funds pay an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. The JNL/JPMorgan International Value Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund, and the JNL/Select Global Growth Fund pay JNAM L.L.C. an annual Administration Fee of 0.15% of the average daily net assets of the Funds. All other Funds pay JNAM L.L.C. an annual Administration Fee of 0.10% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM L.L.C., at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees and a majority of the cost associated with the Chief Compliance Officer.

Transfer Agency Services - The Trust has an agreement with JNAM L.L.C. whereby JNAM L.L.C. provides transfer agency services for the funds.

Brokerage fees - During the year ended December 31, 2004, JNL/Alger Growth Fund and JNL/FMR Capital Growth Fund paid $732 and $15, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12b-1 Service Fee - Effective December 15, 2003, certain Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Trust's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

Distribution (12b-1) Fee - Certain Funds have adopted a Brokerage Enhancement Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares by JNLD (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "Distribution (12b-1) fee" and a corresponding reduction "Fees paid indirectly". Net expenses of the Fund are unaffected by participating in the Plan. Effective December 13, 2004, the Funds revised the Plan thereby suspending the use of the Trust's brokerage commissions to promote the sale and distribution of the Trust's shares by JNLD.

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

Investments in affiliates - During the year ended December 31, 2004, certain funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The JNL/S&P Funds invested solely in other affiliated funds of the Trust. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities including dollar rolls for the year ended December 31, 2004, is as follows (in thousands):

                                                           Investment Securities             U.S. Government Obligations
                                                            Purchases        Sales            Purchases        Sales
                                                           -------------  -------------      -------------  -------------
                                                           -------------  -------------      -------------  -------------
JNL/AIM Large Cap Growth Fund                              $    251,899   $    115,251       $          -   $          -
JNL/AIM Small Cap Growth Fund                                    39,853         39,171                  -              -
JNL/Alger Growth Fund                                           537,280        505,934                  -              -
JNL/Alliance Capital Growth Fund                                 65,543        151,046                  -              -
JNL/Eagle Core Equity Fund                                      359,734        277,992                  -              -
JNL/Eagle SmallCap Equity Fund                                  108,930         69,448                  -              -
JNL/FMR Balanced Fund                                           108,413        136,482             49,594         34,252
JNL/FMR Capital Growth Fund                                     383,915        355,620                  -              -
JNL/JPMorgan International Value Fund                            85,828         42,146                868            868
JNL/Lazard Mid Cap Value Fund                                   199,483        161,955                  -              -
JNL/Lazard Small Cap Value Fund                                 211,415        176,001                  -              -
JNL/Mellon Capital Management Bond Index Fund                   158,437         90,824            131,221        154,386
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund 173,696         98,494                  -              -
JNL/Mellon Capital Management International Index Fund          165,949          5,255                  -              -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund         109,946         18,017                  -              -
JNL/Mellon Capital Management S&P 500 Index Fund                158,477         17,573                  -              -
JNL/Mellon Capital Management Small Cap Index Fund              103,438         20,209                  -              -
JNL/Oppenheimer Global Growth Fund                              115,718         26,887                  -              -
JNL/Oppenheimer Growth Fund                                      32,921         40,014                  -              -
JNL/PIMCO Total Return Bond Fund                                643,567        499,052            166,439        138,575
JNL/Putnam Equity Fund                                          137,873        166,280                  -              -
JNL/Putnam International Equity Fund                             67,919         81,166                  -              -
JNL/Putnam Midcap Growth Fund                                    33,451         33,401                  -              -
JNL/Putnam Value Equity Fund                                    108,970        214,272                  -              -
JNL/S&P Managed Aggressive Growth Fund                          608,499        185,894                  -              -
JNL/S&P Managed Conservative Fund                                14,934          1,097                  -              -
JNL/S&P Managed Growth Fund                                     676,397        374,001                  -              -
JNL/S&P Managed Moderate Fund                                    19,287             42                  -              -
JNL/S&P Managed Moderate Growth Fund                            368,273        193,989                  -              -
JNL/Salomon Brothers High Yield Bond Fund                       338,185        110,502                  -              -
JNL/Salomon Brothers Strategic Bond Fund                        884,108        873,915             64,026         47,617
JNL/Salomon Brothers U.S. Government & Quality Bond Fund      1,310,147      1,369,911             59,551         65,138
JNL/Select Balanced Fund                                        274,651        258,943            180,076        137,663
JNL/Select Global Growth Fund                                   563,358        558,722                  -              -
JNL/Select Large Cap Growth Fund                                404,137        395,619                  -              -
JNL/Select Value Fund                                           248,601        167,921                  -              -
JNL/T.Rowe Price Established Growth Fund                        280,505        193,339                  -              -
JNL/T.Rowe Price Mid-Cap Growth Fund                            231,701        149,742                  -              -
JNL/T.Rowe Price Value Fund                                     186,740        170,788                  -              -


NOTE 5.  FEDERAL INCOME TAX MATTERS
At December 31, 2004, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.

                                                  Year(s) of                                                      Year(s) of
                                        Amount    Expiration                                            Amount    Expiration
-------------------------------------------------------------  -------------------------------------------------------------

JNL/AIM Large Cap Growth Fund        $    4,597   2010-2012    JNL/Putnam International Equity Fund  $   30,209   2009-2011
JNL/AIM Small Cap Growth Fund               884   2010-2011    JNL/Putnam Midcap Growth Fund             20,871   2009-2011
JNL/Alger Growth Fund                   111,621   2009-2011    JNL/Putnam Value Equity Fund              41,085   2010-2011
JNL/Alliance Capital Growth Fund         62,755   2009-2011    JNL/Salomon Brothers High Yield Bond Fund 51,880   2007-2010
JNL/Eagle Core Equity Fund               28,737   2009-2011    JNL/Select Global Growth Fund            162,220   2009-2011
JNL/Eagle SmallCap Equity Fund           12,761   2010-2011    JNL/Select Large Cap Growth Fund         308,609   2009-2011
JNL/FMR Balanced Fund                     2,357   2010-2011    JNL/Select Money Market Fund                   2   2010-2012
JNL/FMR Capital Growth Fund             336,978   2009-2011    JNL/T.Rowe Price Established Growth Fund  70,286   2009-2011
JNL/Oppenheimer Global Growth Fund        3,744   2010-2011    JNL/S&P Managed Aggressive Growth Fund    46,840   2009-2012
JNL/Oppenheimer Growth Fund               1,880   2010-2011    JNL/S&P Managed Growth Fund                2,177   2009-2012
JNL/Putnam Equity Fund                  123,916   2009-2011    JNL/S&P Managed Moderate Growth Fund         339   2009-2012



The following represents capital and/or currency losses (in thousands) realized after October 31, 2004, which were deferred for tax purposes to the first of the following fiscal year.

                                                          Amount
----------------------------------------------------------------------
----------------------------------------------------------------------

JNL/Eagle Core Equity Fund                              $          30
JNL/FMR Capital Growth Fund                                        11
JNL/T.Rowe Price Established Growth Fund                           48
JNL/S&P Managed Aggressive Growth Fund                          8,515
JNL/S&P Managed Moderate Growth Fund                            8,178


Permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: excise taxes paid, expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.

                                                                           Net Increase (Decrease)
                                                           -------------------------------------------------------
                                                           -------------------------------------------------------
                                                            Accumulated
                                                           Undistributed        Accumulated
                                                           Net Investment      Net Realized
                                                               Income            Gain/Loss          Paid in Capital
                                                           --------------      --------------       --------------
                                                           --------------      --------------       --------------
JNL/AIM Small Cap Growth Fund                              $       413         $         -          $        (413)
JNL/Eagle Core Equity Fund                                         (29)                 29                       -
JNL/Eagle SmallCap Equity Fund                                   1,024                   -                 (1,024)
JNL/FMR Balanced Fund                                              (23)                 23                       -
JNL/FMR Capital Growth Fund                                        (23)                 23                       -
JNL/JPMorgan International Value Fund                              297                (297)                      -
JNL/Lazard Mid Cap Value Fund                                     (130)                130                       -
JNL/Lazard Small Cap Value Fund                                    363                (363)                      -
JNL/Mellon Capital Management Bond Index Fund                     (297)                297                       -
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                                (5)                  5                       -
JNL/Mellon Capital Management International Index Fund             211                (211)                      -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund             (3)                  3                       -
JNL/Mellon Capital Management S&P 500 Index Fund                    (9)                  9                       -
JNL/Mellon Capital Management Small Cap Index Fund                 (23)                 23                       -
JNL/Oppenheimer Global Growth Fund                                (422)                422                       -
JNL/PIMCO Total Return Bond Fund                                  (449)                449                       -
JNL/Putnam Equity Fund                                              (8)                  8                       -
JNL/Putnam International Equity Fund                               458                (458)                      -
JNL/Putnam Midcap Growth Fund                                      188                   -                    (188)
JNL/Putnam Value Equity Fund                                        (5)                  5                       -
JNL/S&P Managed Aggressive Growth Fund                           2,332              (2,332)                      -
JNL/S&P Managed Conservative Fund                                   14                 (14)                      -
JNL/S&P Managed Growth Fund                                      3,443              (3,443)                      -
JNL/S&P Managed Moderate Fund                                       51                 (51)                      -
JNL/S&P Managed Moderate Growth Fund                             1,590              (1,590)                      -
JNL/Salomon Brothers Strategic Bond Fund                            11                 (11)                      -
JNL/Salomon Brothers U.S. Government & Quality Bond Fund          (219)                219                       -
JNL/Select Balanced Fund                                          (324)                324                       -
JNL/Select Global Growth Fund                                     (134)                134                       -
JNL/Select Large Cap Growth Fund                                   244                 (24)                   (220)
JNL/T.Rowe Price Established Growth Fund                          (308)                308                       -
JNL/T.Rowe Price Mid-Cap Growth Fund                             2,546              (2,546)                      -
JNL/T.Rowe Price Value Fund                                        (50)                 50                       -


As of December 31 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.





                                                                                 Gross               Gross           Net Unrealized
                                                               Cost of        Unrealized          Unrealized         Appreciation/
                                                              Investments     Appreciation        Depreciation         Depreciation
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                 $  174,600      $    23,722         $    (1,573)       $      22,149
JNL/AIM Small Cap Growth Fund                                     41,976            8,433                (623)               7,810
JNL/Alger Growth Fund                                            298,786           34,885              (7,777)              27,108
JNL/Alliance Capital Growth Fund                                  42,313            5,649              (1,617)               4,032
JNL/Eagle Core Equity Fund                                       332,083           39,135              (8,006)              31,129
JNL/Eagle SmallCap Equity Fund                                   147,649           46,765              (3,850)              42,915
JNL/FMR Balanced Fund                                            131,263            9,633              (1,869)               7,764
JNL/FMR Capital Growth Fund                                      215,852           25,724              (5,584)              20,140
JNL/JPMorgan International Value Fund                             74,157           10,782                (369)              10,413
JNL/Lazard Mid Cap Value Fund                                    209,344           30,372              (2,399)              27,973
JNL/Lazard Small Cap Value Fund                                  205,797           31,302              (4,733)              26,569
JNL/Mellon Capital Management Bond Index Fund                    178,587            1,119                (507)                 612
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                             177,698           18,588              (5,253)              13,335
JNL/Mellon Capital Management International Index Fund           264,774           54,471              (3,626)              50,845
JNL/Mellon Capital Management S&P 400 MidCap Index Fund          189,455           33,983              (5,445)              28,538
JNL/Mellon Capital Management S&P 500 Index Fund                 326,700           52,427             (10,235)              42,192
JNL/Mellon Capital Management Small Cap Index Fund               165,648           34,139              (7,304)              26,835
JNL/Oppenheimer Global Growth Fund                               216,409           45,680              (3,968)              41,712
JNL/Oppenheimer Growth Fund                                       25,226            2,314                (533)               1,781
JNL/PIMCO Total Return Bond Fund                                 501,164            5,051                (608)               4,443
JNL/Putnam Equity Fund                                           145,473           21,071              (3,726)              17,345
JNL/Putnam International Equity Fund                              84,693           17,751              (1,417)              16,334
JNL/Putnam Midcap Growth Fund                                     32,723            5,744                (264)               5,480
JNL/Putnam Value Equity Fund                                     200,433           30,941              (6,419)              24,522
JNL/S&P Managed Aggressive Growth Fund                           675,002           81,618             (85,820)              (4,202)
JNL/S&P Managed Conservative Growth Fund                          13,857              168                (189)                 (21)
JNL/S&P Managed Growth Fund                                      944,534          105,920             (48,817)              57,103
JNL/S&P Managed Moderate Fund                                     19,247              335                (238)                  97
JNL/S&P Managed Moderate Growth Fund                             578,051           57,715             (17,216)              40,499
JNL/Salomon Brothers High Yield Bond Fund                        334,664           15,993              (2,172)              13,821
JNL/Salomon Brothers Strategic Bond Fund                         327,672           10,226              (2,657)               7,569
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                             285,468            3,054                (175)               2,879
JNL/Select Balanced Fund                                         394,817           26,938              (3,289)              23,649
JNL/Select Global Growth Fund                                    199,874           28,703              (1,165)              27,538
JNL/Select Large Cap Growth Fund                                 284,299           34,259              (9,218)              25,041
JNL/Select Money Market Fund                                     237,686                -                   -                    -
JNL/Select Value Fund                                            145,764           12,873              (1,442)              11,431
JNL/T.Rowe Price Established Growth Fund                         560,504           99,456             (18,978)              80,478
JNL/T.Rowe Price Mid-Cap Growth Fund                             449,774          144,050             (13,506)             130,544
JNL/T.Rowe Price Value Fund                                      444,856           85,986             (10,978)              75,008





                                                                       Tax Components of
                                                                     Distributable Earnings
                                                               ------------------------------------
                                                               ------------------------------------
                                                                 Undistributed       Accumulated
                                                                 Net Investment     Net Realized
                                                                    Income            Gain/Loss
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                    $      116         $         -
JNL/AIM Small Cap Growth Fund                                             -                   -
JNL/Alger Growth Fund                                                   252                   -
JNL/Alliance Capital Growth Fund                                         14                   -
JNL/Eagle Core Equity Fund                                               18                   -
JNL/Eagle SmallCap Equity Fund                                            -                   -
JNL/FMR Balanced Fund                                                    10                   -
JNL/FMR Capital Growth Fund                                             600                   -
JNL/JPMorgan International Value Fund                                   240               1,350
JNL/Lazard Mid Cap Value Fund                                             9               5,310
JNL/Lazard Small Cap Value Fund                                           -               5,112
JNL/Mellon Capital Management Bond Index Fund                         3,554               1,022
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                                  1,821               4,024
JNL/Mellon Capital Management International Index Fund                4,000               1,675
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                 833               4,295
JNL/Mellon Capital Management S&P 500 Index Fund                          5               2,454
JNL/Mellon Capital Management Small Cap Index Fund                      921               5,337
JNL/Oppenheimer Global Growth Fund                                      598                   -
JNL/Oppenheimer Growth Fund                                              33                   -
JNL/PIMCO Total Return Bond Fund                                      5,388              10,156
JNL/Putnam Equity Fund                                                1,263                   -
JNL/Putnam International Equity Fund                                    520                   -
JNL/Putnam Midcap Growth Fund                                             -                   -
JNL/Putnam Value Equity Fund                                              5                   -
JNL/S&P Managed Aggressive Growth Fund                                2,889                   -
JNL/S&P Managed Conservative Growth Fund                                198                  71
JNL/S&P Managed Growth Fund                                           3,805              13,888
JNL/S&P Managed Moderate Fund                                           256                 112
JNL/S&P Managed Moderate Growth Fund                                  1,952               2,003
JNL/Salomon Brothers High Yield Bond Fund                                 1               2,725
JNL/Salomon Brothers Strategic Bond Fund                                 51               2,144
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                                    262               1,293
JNL/Select Balanced Fund                                              7,678              38,911
JNL/Select Global Growth Fund                                           972                   -
JNL/Select Large Cap Growth Fund                                          -                   -
JNL/Select Money Market Fund                                              -                   -
JNL/Select Value Fund                                                 1,880              14,925
JNL/T.Rowe Price Established Growth Fund                                643                   -
JNL/T.Rowe Price Mid-Cap Growth Fund                                      -               4,178
JNL/T.Rowe Price Value Fund                                           4,185              16,245




The tax character of distributions paid during the period ended December 31, 2004, were as follows (in thousands):

                                                         Ordinary          Long-term
                                                          Income          Capital Gain
                                                    -------------------------------------

JNL/Alger Growth Fund                                  $      28           $     -
JNL/Alliance Capital Growth Fund                             110                 -
JNL/Eagle Core Equity Fund                                 2,505                 -
JNL/FMR Balanced Fund                                      1,265                 -
JNL/JPMorgan International Value Fund                        713                 5
JNL/Lazard Mid Cap Value Fund                             13,855             9,465
JNL/Lazard Small Cap Value Fund                            7,300            10,754
JNL/Mellon Capital Management Bond Index Fund                333                 2
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund                                 485                 -
JNL/Mellon Capital Management
International Index Fund                                     245                 -
JNL/Mellon Capital Management S&P 400
    MidCap Index Fund                                         10                 -
JNL/Mellon Capital Management S&P 500 Index Fund           4,356             1,275
JNL/Mellon Capital Management Small Cap Index Fund             6               333
JNL/Oppenheimer Global Growth Fund                           288                 -




                                                         Ordinary          Long-term
                                                          Income          Capital Gain
                                                    -------------------------------------

JNL/PIMCO Total Return Bond Fund                        $  7,429          $  2,747
JNL/Putnam Equity Fund                                       860                 -
JNL/Putnam International Equity Fund                       1,170                 -
JNL/Putnam Value Equity Fund                               2,931                 -
JNL/S&P Managed Aggressive Growth Fund                       698                 -
JNL/S&P Managed Growth Fund                                5,127             3,197
JNL/S&P Managed Moderate Growth Fund                       5,828             8,768
JNL/Salomon Brothers High Yield Bond Fund                  5,803                67
JNL/Salomon Brothers Strategic Bond Fund                  10,250             3,507
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                       9,399               555
JNL/Select Balanced Fund                                     375             2,289
JNL/Select Money Market Fund                               1,600                 -
JNL/Select Value Fund                                      1,045               423
JNL/T.Rowe Price Established Growth Fund                   2,214                 -
JNL/T.Rowe Price Mid-Cap Growth Fund                       1,741            25,887
JNL/T.Rowe Price Value Fund                                2,908                 -



The tax character of distributions paid during the period ended December 31, 2003, were as follows (in thousands):


                                                         Ordinary          Long-term
                                                          Income         Capital Gain
                                                    ------------------------------------

JNL/Eagle Core Equity Fund                          $      1,494          $      -
JNL/FMR Balanced Fund                                      1,480                 -
JNL/Janus Growth & Income Fund                                75                 -
JNL/JPMorgan International Value Fund                        346                 -
JNL/Lazard Mid Cap Value Fund                                266                 -
JNL/Mellon Capital Management Bond Index Fund              2,128               209
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund                                     236                 -
JNL/Mellon Capital Management
International Index Fund                                   1,094                 -
JNL/Mellon Capital Management S&P 400
MidCap Index Fund                                            230                 -
JNL/Mellon Capital Management S&P 500 Index Fund           1,511               588
JNL/Mellon Capital Management Small Cap Index Fund           269               498
JNL/PIMCO Total Return Bond Fund                           8,768             1,422
JNL/PPM America High Yield                                15,485                 -
JNL/Putnam Equity Fund                                       486                 -
JNL/Putnam International Equity Fund                       1,395                 -
JNL/Putnam Value Equity Fund                               3,168                 -
JNL/S&P Aggressive Growth Fund                                32                 -
JNL/S&P Aggressive Growth Fund II                             35                 -
JNL/S&P Conservative Growth Fund                             158                 -
JNL/S&P Conservative Growth Fund II                          259                 -





                                                         Ordinary          Long-term
                                                          Income         Capital Gain
                                                    ------------------------------------

JNL/S&P Core Index 100 Fund                        $         170          $      -
JNL/S&P Core Index 50 Fund                                     3                 -
JNL/S&P Core Index 75 Fund                                    40                 -
JNL/S&P Equity Aggressive Growth Fund I                        2                 -
JNL/S&P Equity Aggressive Growth Fund II                       1                 -
JNL/S&P Equity Growth Fund I                                  20                 -
JNL/S&P Equity Growth Fund II                                  8                 -
JNL/S&P Moderate Growth Fund                                 189                 -
JNL/S&P Moderate Growth Fund II                              243                 -
JNL/S&P Managed Aggressive Growth Fund                     1,956                 -
JNL/S&P Managed Growth Fund                                9,969                 -
JNL/S&P Managed Moderate Growth Fund                       8,874                 -
JNL/S&P Salomon Brothers Balanced Fund                       359                 -
JNL/Salomon Brothers High Yield Bond Fund                  1,671                 -
JNL/Salomon Brothers Strategic Bond Fund                   9,699             1,122
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                       9,416             2,639
JNL/Select Balanced Fund                                   7,530               401
JNL/Select Money Market Fund                                 924                 -
JNL/Select Value Fund                                        303                 -
JNL/T.Rowe Price Established Growth Fund                     118                 -
JNL/T.Rowe Price Mid-Cap Growth Fund                           -             1,870
JNL/T.Rowe Price Value Fund                                2,064                 -



NOTE 6. SUBSEQUENT EVENT

On February 9, 2005, JNAM L.L.C. recommended and the Board of Trustees approved the combination of the following Funds of the Trust: JNL/T.Rowe Price Established Growth Fund (Acquiring Fund) and the JNL/Alliance Capital Growth Fund (Acquired Fund), effective May 2, 2005.

NOTE 7.  FUND ACQUISITIONS

On April 30, 2004, the following acquisitions were accomplished by a tax-free or taxable exchange of shares (in thousands) pursuant to a plan of reorganization approved by the Board of Trustees on January 29, 2004.



                                               Shares of
                                               Acquiring
                                              Fund Issued          Merger
              Acquiring Fund                  in Exchange        Tax Status
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                         1,111   Taxable
JNL/Eagle Core Equity Fund                              973   Taxable
JNL/S&P Aggressive Growth Fund I                      1,191   Tax-free
JNL/S&P Aggressive Growth Fund I                        361   Tax-free
JNL/S&P Conservative Growth Fund I                    1,418   Tax-free
JNL/S&P Conservative Growth Fund I                    1,374   Tax-free
JNL/S&P Equity Aggressive Growth Fund I                 195   Tax-free
JNL/S&P Equity Growth Fund I                            734   Tax-free
JNL/S&P Moderate Growth Fund I                        2,675   Tax-free
JNL/S&P Moderate Growth Fund I                        1,736   Tax-free
JNL/S&P Very Aggressive Growth Fund I                   214   Tax-free




                                                       Of acquired fund on acquisition date:
                                               -------------------------------------------------------
                                               -------------------------------------------------------
                                                                   Accumulated         Unrealized
                                                   Shares           Realized         Appreciation/
                Acquired Fund                   Outstanding        Gain/(Loss)       (Depreciation)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
JNL/AIM Premier Equity II Fund                          1,249   $              -                  $ -
JNL/Janus Growth & Income Fund                          1,946                  -                    -
JNL/S&P Aggressive Growth Fund                          1,728             (8,075)                 (44)
JNL/S&P Aggressive Growth Fund II                         443             (2,383)                 269
JNL/S&P Conservative Growth Fund                        1,774             (2,468)                 682
JNL/S&P Conservative Growth Fund II                     1,631             (2,859)                 950
JNL/S&P Equity Aggressive Growth Fund II                  208             (1,515)                  26
JNL/S&P Equity Growth Fund II                             844             (4,805)                 304
JNL/S&P Moderate Growth Fund                            3,655             (8,633)               1,664
JNL/S&P Moderate Growth Fund II                         2,041             (5,061)               1,374
JNL/S&P Very Aggressive Growth Fund II                    235             (1,452)                (115)


The aggregate net assets (in thousands) of the acquiring and acquired funds immediately before the acquisition were as follows:

            Acquiring Fund                   Net Assets                             Acquired Fund                    Net Assets
------------------------------------------------------------------------------------------------------------------------------------

JNL/AIM Large Cap Growth Fund           $          122,190             JNL/AIM Premier Equity II Fund           $            11,871
JNL/Eagle Core Equity Fund                         278,588             JNL/Janus Growth & Income Fund                        13,508
JNL/S&P Aggressive Growth Fund I                   187,213             JNL/S&P Aggressive Growth Fund                        12,645
JNL/S&P Aggressive Growth Fund I                   187,213             JNL/S&P Aggressive Growth Fund II                      3,833
JNL/S&P Conservative Growth Fund I                 459,910             JNL/S&P Conservative Growth Fund                      15,446
JNL/S&P Conservative Growth Fund I                 459,910             JNL/S&P Conservative Growth Fund II                   14,959
JNL/S&P Equity Aggressive Growth Fund I             55,884             JNL/S&P Equity Aggressive Growth Fund II               1,869
JNL/S&P Equity Growth Fund I                       199,219             JNL/S&P Equity Growth Fund II                          7,117
JNL/S&P Moderate Growth Fund I                     716,186             JNL/S&P Moderate Growth Fund                          29,690
JNL/S&P Moderate Growth Fund I                     716,186             JNL/S&P Moderate Growth Fund II                       19,273
JNL/S&P Very Aggressive Growth Fund I               65,959             JNL/S&P Very Aggressive Growth Fund II                 2,146



On October 1, 2004, the following acquisitions were accomplished by a tax-free or taxable exchange of shares (in thousands) pursuant to a plan of reorganization approved by the Board of Trustees on May 13, 2004.


                                                 Shares of
                                                 Acquiring
                                                Fund Issued         Merger
               Acquiring Fund                   in Exchange       Tax Status
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth Fund                  1,130      Tax-free
JNL/S&P Managed Aggressive Growth Fund                  1,917      Tax-free
JNL/S&P Managed Aggressive Growth Fund                  5,727      Tax-free
JNL/S&P Managed Aggressive Growth Fund                 20,881      Tax-free
JNL/S&P Managed Aggressive Growth Fund                  6,601      Tax-free
JNL/S&P Managed Growth Fund                             4,024      Tax-free
JNL/Salomon Brothers High Yield Bond Fund              34,101      Tax-free
JNL/Select Balanced Fund                                  786      Taxable



                                                    Of acquired fund on acquisition date:
                                           ---------------------------------------------------------
                                           ---------------------------------------------------------
                                                               Accumulated          Unrealized
                                               Shares            Realized         Appreciation/
              Acquired Fund                  Outstanding       Gain/(Loss)        (Depreciation)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
JNL/S&P Core Index 50 Fund                           1,216  $           (198)$                  757
JNL/S&P Core Index 75 Fund                           1,999              (143)                 1,353
JNL/S&P Equity Aggressive Growth Fund I              6,331           (19,481)                 4,888
JNL/S&P Equity Growth Fund I                        22,921           (66,882)                16,780
JNL/S&P Very Aggressive Growth Fund I                6,992           (30,496)                 5,724
JNL/S&P Core Index 100 Fund                          4,332              (291)                 4,789
JNL/PPM America High Yield Bond Fund                33,317           (52,034)                14,607
JNL/Salomon Brothers Balanced Fund                   1,249                 -                      -


The aggregate net assets (in thousands) of the acquiring and acquired funds immediately before the acquisition were as follows:

              Acquiring Fund                  Net Assets                        Acquired Fund                     Net Assets
--------------------------------------------------------------------------------------------------------------------------------

JNL/S&P Managed Aggressive Growth Fund      $     220,203         JNL/S&P Core Index 50 Fund                 $           12,319
JNL/S&P Managed Aggressive Growth Fund            220,203         JNL/S&P Core Index 75 Fund                             20,891
JNL/S&P Managed Aggressive Growth Fund            220,203         JNL/S&P Equity Aggressive Growth Fund I                62,425
JNL/S&P Managed Aggressive Growth Fund            220,203         JNL/S&P Equity Growth Fund I                          227,657
JNL/S&P Managed Aggressive Growth Fund            220,203         JNL/S&P Very Aggressive Growth Fund I                  71,933
JNL/S&P Managed Growth Fund                       865,924         JNL/S&P Core Index 100 Fund                            45,844
JNL/Salomon Brothers High Yield Bond Fund          12,876         JNL/PPM America High Yield Bond Fund                  287,133
JNL/Select Balanced Fund                          341,720         JNL/Salomon Brothers Balanced Fund                     12,867



Disclosure of Fund Expenses (Unaudited)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.


                                                                 Actual Fund Return
                                       ----------------------------------------------------------------
                                       ----------------------------------------------------------------

                                          Beginning          Ending                        Expenses
                                           Account          Account       Annualized         Paid
                                            Value            Value          Expense         During
                                          6/30/2004        12/31/2004       Ratios          Period
                                       ----------------  ---------------  ------------  ---------------
                                       ----------------  ---------------  ------------  ---------------

JNL/AIM Large Cap Growth Fund
   Class A                                  $ 1,000.00  $      1,040.10          1.06 %         $ 5.44
   Class B                                    1,000.00         1,041.90          0.86             4.41
JNL/AIM  Small Cap Growth Fund
   Class A                                    1,000.00         1,033.10          1.16             5.93
   Class B                                    1,000.00         1,033.10          0.97             4.96
JNL/Alger Growth Fund
   Class A                                    1,000.00         1,019.80          1.01             5.13
   Class B                                    1,000.00         1,020.80          0.80             4.06
JNL/Alliance Capital Growth Fund
   Class A                                    1,000.00         1,029.90          0.89             4.54
   Class B                                    1,000.00         1,030.30          0.75             3.83
JNL/Eagle Core Equity Fund
   Class A                                    1,000.00         1,063.20          0.96             4.98
   Class B                                    1,000.00         1,064.40          0.77             4.00
JNL/Eagle SmallCap Equity Fund
   Class A                                    1,000.00         1,102.70          1.06             5.60
   Class B                                    1,000.00         1,104.20          0.85             4.50
JNL/FMR Balanced Fund
   Class A                                    1,000.00         1,067.70          1.01             5.25
   Class B                                    1,000.00         1,069.70          0.77             4.01
JNL/FMR Capital Growth Fund
   Class A                                    1,000.00         1,110.60          1.01             5.36
   Class B                                    1,000.00         1,111.90          0.79             4.19
JNL/JPMorgan International Value Fund                                 -
   Class A                                    1,000.00         1,161.60          1.13             6.14
   Class B                                    1,000.00         1,162.70          0.95             5.16
JNL/Lazard Mid Cap Value Fund
   Class A                                    1,000.00         1,121.10          1.07             5.70
   Class B                                    1,000.00         1,122.90          0.88             4.70
JNL/Lazard Small Cap Value Fund
   Class A                                    1,000.00         1,088.70          1.12             5.88
   Class B                                    1,000.00         1,089.70          0.90             4.73
JNL/Mellon Capital Management Bond Index Fund
   Class A                                    1,000.00         1,038.40          0.61             3.13
   Class B                                    1,000.00         1,038.60          0.41             2.10
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
   Class A                                    1,000.00         1,072.10          0.77             4.01
   Class B                                    1,000.00         1,068.50          0.57             2.96
JNL/Mellon Capital Management International Index Fund
   Class A                                    1,000.00         1,145.90          0.66             3.56
   Class B                                    1,000.00         1,147.00          0.46             2.48
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
   Class A                                    1,000.00         1,094.00          0.60             3.16
   Class B                                    1,000.00         1,095.80          0.40             2.11
JNL/Mellon Capital Mangement S&P 500 Index Fund
   Class A                                    1,000.00         1,068.10          0.60             3.12
   Class B                                    1,000.00         1,069.50          0.40             2.08
JNL/Mellon Capital Management Small Cap Index Fund
   Class A                                  $ 1,000.00  $      1,104.80          0.60 %         $ 3.17
   Class B                                    1,000.00         1,105.90          0.40             2.12
JNL/Oppenheimer Global Growth Fund
   Class A                                    1,000.00         1,145.40          1.06             5.72
   Class B                                    1,000.00         1,146.00          0.86             4.64
JNL/Oppenheimer Growth Fund
   Class A                                    1,000.00         1,017.70          1.01             5.12
   Class B                                    1,000.00         1,018.90          0.85             4.31
JNL/PIMCO Total Return Bond Fund
   Class A                                    1,000.00         1,043.60          0.81             4.16
   Class B                                    1,000.00         1,045.50          0.61             3.14
JNL/Putnam Equity Fund
   Class A                                    1,000.00         1,091.50          0.98             5.15
   Class B                                    1,000.00         1,092.40          0.78             4.10
JNL/Putnam International Equity Fund
   Class A                                    1,000.00         1,149.00          1.14             6.16
   Class B                                    1,000.00         1,149.30          0.90             4.86
JNL/Putnam Midcap Growth Fund
   Class A                                    1,000.00         1,103.70          1.06             5.61
   Class B                                    1,000.00         1,104.90          0.88             4.66
JNL/Putnam Value Equity Fund
   Class A                                    1,000.00         1,066.40          0.96             4.99
   Class B                                    1,000.00         1,067.50          0.74             3.85
JNL/S&P Managed Aggressive Growth Fund
   Class A                                    1,000.00         1,086.00          0.18             0.94
JNL/S&P Managed Conservative Fund (a)
   Class A                                    1,000.00         1,035.00          0.18             0.92
JNL/S&P Managed Growth Fund
   Class A                                    1,000.00         1,081.80          0.17             0.89
JNL/S&P Managed Moderate Fund (a)
   Class A                                    1,000.00         1,054.00          0.18             0.93
JNL/S&P Managed Moderate Growth Fund
   Class A                                    1,000.00         1,072.20          0.18             0.94
JNL/Salomon Brothers High Yield Bond Fund
   Class A                                    1,000.00         1,075.50          0.82             4.28
   Class B                                    1,000.00         1,076.90          0.61             3.18
JNL/Salomon Brothers Strategic Bond Fund
   Class A                                    1,000.00         1,070.10          0.94             4.89
   Class B                                    1,000.00         1,070.40          0.72             3.75
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
   Class A                                    1,000.00         1,040.30          0.79             4.05
   Class B                                    1,000.00         1,042.00          0.60             3.08
JNL/Select Balanced Fund
   Class A                                    1,000.00         1,075.60          0.80             4.17
   Class B                                    1,000.00         1,076.70          0.56             2.92
JNL/Select Global Growth Fund
   Class A                                    1,000.00         1,078.90          1.10             5.75
   Class B                                    1,000.00         1,080.60          0.82             4.29
JNL/Select Large Cap Growth Fund
   Class A                                    1,000.00         1,026.60          0.99             5.04
   Class B                                    1,000.00         1,027.60          0.77             3.92
JNL/Select Money Market Fund
   Class A                                    1,000.00         1,005.70          0.61             3.08
   Class B                                    1,000.00         1,006.80          0.40             2.02
JNL/Select Value Fund
   Class A                                    1,000.00         1,089.90          0.86             4.52
   Class B                                    1,000.00         1,090.80          0.66             3.47
JNL/T.Rowe Price Established Growth Fund
   Class A                                    1,000.00         1,073.30          0.92             4.79
   Class B                                    1,000.00         1,074.10          0.73             3.81
JNL/T.Rowe Price Mid-Cap Growth Fund
   Class A                                    1,000.00         1,097.00          1.02             5.38
   Class B                                    1,000.00         1,098.10          0.81             4.27
JNL/T.Rowe Price Value Fund
   Class A                                    1,000.00         1,098.70          0.99             5.22
   Class B                                    1,000.00         1,098.70          0.79             4.17



                                                              Hypothetical 5% Return
                                        ---------------------------------------------------------------
                                        ---------------------------------------------------------------

                                           Beginning         Ending                        Expenses
                                            Account          Account      Annualized         Paid
                                             Value            Value        Expense          During
                                           6/30/2004       12/31/2004       Ratios          Period
                                        ----------------  -------------- -------------  ---------------
                                        ----------------  -------------- -------------  ---------------

JNL/AIM Large Cap Growth Fund
   Class A                                   $ 1,000.00  $     1,019.82          1.06 %         $ 5.38
   Class B                                     1,000.00        1,020.80          0.86             4.37
JNL/AIM  Small Cap Growth Fund
   Class A                                     1,000.00        1,019.31          1.16             5.89
   Class B                                     1,000.00        1,020.26          0.97             4.93
JNL/Alger Growth Fund
   Class A                                     1,000.00        1,020.06          1.01             5.13
   Class B                                     1,000.00        1,021.11          0.80             4.06
JNL/Alliance Capital Growth Fund
   Class A                                     1,000.00        1,020.69          0.89             4.52
   Class B                                     1,000.00        1,021.37          0.75             3.81
JNL/Eagle Core Equity Fund
   Class A                                     1,000.00        1,020.30          0.96             4.88
   Class B                                     1,000.00        1,021.28          0.77             3.91
JNL/Eagle SmallCap Equity Fund
   Class A                                     1,000.00        1,019.82          1.06             5.38
   Class B                                     1,000.00        1,020.85          0.85             4.32
JNL/FMR Balanced Fund
   Class A                                     1,000.00        1,020.07          1.01             5.13
   Class B                                     1,000.00        1,021.26          0.77             3.91
JNL/FMR Capital Growth Fund
   Class A                                     1,000.00        1,020.07          1.01             5.13
   Class B                                     1,000.00        1,021.17          0.79             4.01
JNL/JPMorgan International Value Fund
   Class A                                     1,000.00        1,019.47          1.13             5.74
   Class B                                     1,000.00        1,020.37          0.95             4.82
JNL/Lazard Mid Cap Value Fund
   Class A                                     1,000.00        1,019.73          1.07             5.43
   Class B                                     1,000.00        1,020.72          0.88             4.47
JNL/Lazard Small Cap Value Fund
   Class A                                     1,000.00        1,019.52          1.12             5.69
   Class B                                     1,000.00        1,020.62          0.90             4.57
JNL/Mellon Capital Management Bond Index Fund
   Class A                                     1,000.00        1,022.08          0.61             3.10
   Class B                                     1,000.00        1,023.08          0.41             2.08
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
   Class A                                     1,000.00        1,021.25          0.77             3.91
   Class B                                     1,000.00        1,022.29          0.57             2.90
JNL/Mellon Capital Management International Index Fund
   Class A                                     1,000.00        1,021.83          0.66             3.35
   Class B                                     1,000.00        1,022.82          0.46             2.34
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
   Class A                                     1,000.00        1,022.13          0.60             3.05
   Class B                                     1,000.00        1,023.14          0.40             2.03
JNL/Mellon Capital Mangement S&P 500 Index Fund
   Class A                                     1,000.00        1,022.13          0.60             3.05
   Class B                                     1,000.00        1,023.13          0.40             2.03
JNL/Mellon Capital Management Small Cap Index Fund
   Class A                                     1,000.00        1,022.13          0.60             3.05
   Class B                                     1,000.00        1,023.13          0.40             2.03
JNL/Oppenheimer Global Growth Fund
   Class A                                     1,000.00        1,019.82          1.06             5.38
   Class B                                     1,000.00        1,020.82          0.86             4.37
JNL/Oppenheimer Growth Fund
   Class A                                     1,000.00        1,020.06          1.01             5.13
   Class B                                     1,000.00        1,020.84          0.85             4.32
JNL/PIMCO Total Return Bond Fund
   Class A                                     1,000.00        1,021.07          0.81             4.12
   Class B                                     1,000.00        1,022.09          0.61             3.10
JNL/Putnam Equity Fund
   Class A                                     1,000.00        1,020.19          0.98             4.98
   Class B                                     1,000.00        1,021.22          0.78             3.96
JNL/Putnam International Equity Fund
   Class A                                     1,000.00        1,019.42          1.14             5.79
   Class B                                     1,000.00        1,020.61          0.90             4.57
JNL/Putnam Midcap Growth Fund
   Class A                                     1,000.00        1,019.81          1.06             5.38
   Class B                                     1,000.00        1,020.74          0.88             4.47
JNL/Putnam Value Equity Fund
   Class A                                     1,000.00        1,020.30          0.96             4.88
   Class B                                     1,000.00        1,021.40          0.74             3.76
JNL/S&P Managed Aggressive Growth Fund
   Class A                                     1,000.00        1,024.23          0.18             0.92
JNL/S&P Managed Conservative Fund (a)
   Class A                                     1,000.00        1,024.23          0.18             0.92
JNL/S&P Managed Growth Fund
   Class A                                     1,000.00        1,024.30          0.17             0.87
JNL/S&P Managed Moderate Fund (a)
   Class A                                     1,000.00        1,024.23          0.18             0.92
JNL/S&P Managed Moderate Growth Fund
   Class A                                     1,000.00        1,024.22          0.18             0.92
JNL/Salomon Brothers High Yield Bond Fund
   Class A                                     1,000.00        1,021.04          0.82             4.17
   Class B                                     1,000.00        1,022.05          0.61             3.10
JNL/Salomon Brothers Strategic Bond Fund
   Class A                                     1,000.00        1,020.41          0.94             4.77
   Class B                                     1,000.00        1,019.82          0.72             3.66
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
   Class A                                     1,000.00        1,021.14          0.79             4.01
   Class B                                     1,000.00        1,022.12          0.60             3.05
JNL/Select Balanced Fund
   Class A                                     1,000.00        1,021.12          0.80             4.06
   Class B                                     1,000.00        1,022.30          0.56             2.85
JNL/Select Global Growth Fund
   Class A                                     1,000.00        1,019.62          1.10             5.58
   Class B                                     1,000.00        1,021.01          0.82             4.17
JNL/Select Large Cap Growth Fund
   Class A                                     1,000.00        1,020.17          0.99             5.03
   Class B                                     1,000.00        1,021.29          0.77             3.91
JNL/Select Money Market Fund
   Class A                                     1,000.00        1,022.08          0.61             3.10
   Class B                                     1,000.00        1,023.14          0.40             2.03
JNL/Select Value Fund
   Class A                                     1,000.00        1,020.82          0.86             4.37
   Class B                                     1,000.00        1,021.82          0.66             3.35
JNL/T.Rowe Price Established Growth Fund
   Class A                                     1,000.00        1,020.50          0.92             4.67
   Class B                                     1,000.00        1,021.48          0.73             3.71
JNL/T.Rowe Price Mid-Cap Growth Fund
   Class A                                     1,000.00        1,019.99          1.02             5.18
   Class B                                     1,000.00        1,021.07          0.81             4.12
JNL/T.Rowe Price Value Fund
   Class A                                     1,000.00        1,020.15          0.99             5.03
   Class B                                     1,000.00        1,021.16          0.79             4.01


(a)  Period from October 4, 2004 (commencement of operations).

Additional Disclosure (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling Shareholder Services toll-free at 800-644-4563; (ii) on the Registrants' website at www.jnl.com and (iii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.jnl.com and on the SEC website at www.sec.gov.

Quarterly Portfolio Holdings
The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of JNL Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Series Trust (the "Series") as listed in Note 1 of the financial statements at December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights presented for the period prior to 2001 were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Series Trust at December 31, 2004, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
February 15, 2005



                       TRUSTEES AND OFFICERS OF THE TRUST

                                                                                                NUMBER OF
                                  CURRENT                                                   PORTFOLIOS IN THE
                                 POSITION                                                      FUND COMPLEX           OTHER
  TRUSTEE/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME       PRINCIPAL OCCUPATION     OVERSEEN BY THE    TRUSTEESHIPS HELD
           ADDRESS                 TRUST           SERVED           FOR THE PAST 5 YEARS         TRUSTEE          BY THE TRUSTEE
-------------------------------
INTERESTED TRUSTEES
Robert A. Fritts* (56)          Trustee      8/97 to Present      Senior Vice President             66                  None
1 Corporate Way                                                   and Controller of
Lansing, MI 48951               President    12/02 to Present     Jackson National Life
                                and Chief                         Insurance Company (9/03
                                Executive                         to Present); Vice
                                Officer                           President and
                                                                  Controller of
                                                                  Jackson
                                                                  National Life
                                                                  Insurance
                                                                  Company (8/82
                                                                  to 8/03);
                                                                  Trustee or
                                                                  Manager, and
                                                                  (since 12/02)
                                                                  President and
                                                                  Chief
                                                                  Executive
                                                                  Officer of
                                                                  each other
                                                                  investment
                                                                  company in the
                                                                  Fund Complex.

DISINTERESTED TRUSTEES
Michael Bouchard (48)           Trustee      12/03 to Present     Sheriff, Oakland                  66                  None
1 Corporate Way                                                   County, Michigan (1/99
Lansing, MI 48951                                                 to Present)
                                                                  Senator - State of
                                                                  Michigan (1991-1999)
                                                                  Chairman - Financial
                                                                  Services Committee
                                                                  (1/95 to 1/99)

Dominic D'Annunzio (66)         Chairman     2/04 to Present      Acting Commissioner of            66                  None
1 Corporate Way                 of the                            Insurance for the State
Lansing, MI 48951               Board                             of Michigan (1/90 to
                                                                  5/90) (8/97 to 5/98)
                                Trustee      2/02 to Present

Michelle Engler (46)            Trustee      12/03 to Present     Attorney (1983 to                 66             Director of
1 Corporate Way                                                   Present)                                         Federal Home Loan
Lansing, MI 48951                                                 First Lady of the State                          Mortgage
                                                                  of Michigan (1990-2002)                          Corporation
                                                                  Michigan Community
                                                                  Service Commission
                                                                  Chair (1991-2000)

Joseph Frauenheim (70)          Trustee      12/94 to Present     Consultant (Banking)              66                  None
1 Corporate Way
Lansing, MI 48951

Richard McLellan (62)           Trustee      12/94 to Present     Member, Dykema Gossett            66                  None
1 Corporate Way                                                   PLLC (law firm)
Lansing, MI 48951


----------------------

* Mr. Fritts is an "interested person" of the Trust due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.




                       TRUSTEES AND OFFICERS OF THE TRUST

                                                                                                NUMBER OF
                                   CURRENT                                                  PORTFOLIOS IN THE
                                  POSITION                                                     FUND COMPLEX           OTHER
   TRUSTEE/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN BY THE    TRUSTEESHIPS HELD
            ADDRESS                 TRUST           SERVED          FOR THE PAST 5 YEARS         TRUSTEE          BY THE TRUSTEE
--------------------------------
OFFICERS
Mark D. Nerud (38)               Vice         8/97 to Present     Chief Financial Officer   Not Applicable      Not Applicable
225 West Wacker Drive            President                        of the Adviser (11/00
Chicago, IL 60606                                                 to Present); Vice
                                 Treasurer,   12/02 to            President, Treasurer,
                                 and Chief    Present             Chief Financial Officer
                                 Financial                        of other Investment
                                 Officer                          Companies advised by
                                                                  the Adviser; Vice
                                                                  President - Fund
                                                                  Accounting &
                                                                  Administration of
                                                                  Jackson National Life
                                                                  Insurance Company (1/00
                                                                  to Present)

Susan S. Rhee (33)               Vice         2/04 to             Secretary of the          Not Applicable      Not Applicable
1 Corporate Way                  President,   Present             Adviser (11/00 to
Lansing, MI 48951                Counsel                          Present); Assistant
                                                                  and Vice President of
                                 Secretary                        Jackson National Life
                                                                  Insurance Company (8/03
                                                                  to Present); Associate
                                                                  General Counsel of
                                                                  Jackson National Life
                                                                  Insurance Company (7/01
                                                                  to Present), Senior
                                                                  Attorney of Jackson
                                                                  National Life Insurance
                                                                  Company (1/00 to 7/01);
                                                                  Goldman, Sachs & Co.
                                                                  (10/99 to 12/99); Van
                                                                  Eck Associates
                                                                  Corporation (9/97 to
                                                                  10/99)



The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003 or by visiting www.jnl.com or www.jnlny.com.

                        TRUSTEES OF THE JNL SERIES TRUST

The Trustees and officers are interested persons of the Trust or the Adviser and do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such.


                                                PENSION OR RETIREMENT      ESTIMATED
                                                 BENEFITS ACCRUED AS        ANNUAL
                                AGGREGATE              PART OF           BENEFITS UPON    TOTAL COMPENSATION FROM
                               COMPENSATION         TRUST EXPENSES        RETIREMENT       TRUST AND FROM FUND
TRUSTEE                        FROM TRUST*                                                        COMPLEX

Joseph Frauenheim                $82,500                   $0                 $0                 $82,500
Richard McLellan                 $77,500                   $0                 $0                 $77,500
Dominic D'Annunzio               $87,500                   $0                 $0                 $87,500**
Michael Bouchard                 $77,500                   $0                 $0                 $77,500
Michelle Engler                  $77,500                   $0                 $0                 $77,500

* The fees paid to the independent Trustees are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets. **Mr. D'Annunzio deferred $19,583.32.


                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Code of Ethics

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. Amendments were approved in order to comply with the amendments of Rule 17j-1. No waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2004, and December 31, 2003, as follows:

                                      2004

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Series Trust               $   326,500     $  17,250                 $62,813              $  0           $ 406,563


                                      2003

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Series Trust                 $411,302              $26,523            $84,460           $0               $522,285



(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $27,600 for 2004 and $26,523 for 2003 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2003 and December 31, 2004, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2004 and 2003, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of February 24, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 12. Exhibits

        a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 4th day of March 2005.

                  JNL SERIES TRUST
                  (Registrant)

             By:  /s/ Robert A. Fritts
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee


     Pursuant to the requirements of the Securities Act, this Report has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts                                           March 4, 2005
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Mark D. Nerud                                              March 4, 2005
-----------------------                                        ----------------
Mark D. Nerud
Chief Financial Officer

                                  EXHIBIT LIST

Exhibit 12(a)(1)        Registrant's Code of Ethics.

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.